      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                            FILE NOS. 333-198223
                                                                       811-03859
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--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 4                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)



                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on     pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- --------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Select Investor Variable Annuity;
                                                                                    Purchasing a Polaris Select Investor
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Select Investor Variable
                                                                                    Annuity; Purchasing a Polaris Select
                                                                                    Investor Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Select Investor
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.




                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Select Investor Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Select Investor
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [POLARIS SELECT INVESTOR LOGO]
                                   PROSPECTUS


                                  MAY 2, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has many investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust, The Universal Institutional Funds, Inc. and VALIC Company I.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Capital Income Builder            Capital Research and Management Company
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth             Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  BlackRock Global Allocation V.I. Fund            BlackRock Advisors, LLC
  BlackRock iShares Alternative Strategies V.I.    BlackRock Advisors, LLC
    Fund
  BlackRock iShares Dynamic Allocation V.I. Fund   BlackRock Advisors, LLC
  BlackRock iShares Dynamic Fixed Income V.I. Fund BlackRock Advisors, LLC
  BlackRock iShares Equity Appreciation V.I. Fund  BlackRock Advisors, LLC
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Columbia Variable Portfolio -- Emerging Markets  Columbia Management Investment Advisers, LLC
    Bond Fund
  Columbia Variable Portfolio -- Limited Duration  Columbia Management Investment Advisers, LLC
    Credit Fund
  Corporate Bond                                   Federated Investment Management Company
  Diversified Fixed Income                         PineBridge Investments LLC and Wellington Management
                                                   Company LLP
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.





UNDERLYING FUNDS:                                  MANAGED BY:
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund               Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs Global Trends Allocation Fund      Goldman Sachs Asset Management, L.P.
  Goldman Sachs Multi-Strategy Alternatives        Goldman Sachs Asset Management, L.P.
    Portfolio
  Goldman Sachs Strategic Income Fund              Goldman Sachs Asset Management, L.P.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.
  High-Yield Bond                                  PineBridge Investments LLC
  International Diversified Equities               Morgan Stanley Investment Management Inc.
  International Equity                             Janus Capital Management LLC, T. Rowe Price Associates, Inc.
                                                   and SunAmerica Asset Management, LLC
  International Growth and Income                  Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund             Invesco Advisers, Inc.
  Invesco V.I. Balanced-Risk Allocation Fund       Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                       Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund              Invesco Advisers, Inc.
  Ivy Funds VIP Asset Strategy                     Waddell & Reed Investment Management Company
  Large Cap Growth                                 Goldman Sachs Asset Management, L.P., Janus Capital
                                                   Management LLC and SunAmerica Asset Management, LLC
  Large Cap Value                                  American Century Investment, Inc., Wellington Management
                                                   Company LLP and SunAmerica Asset Management, LLC(2)
  Lord Abbett Bond Debenture                       Lord, Abbett & Co. LLC
  Lord Abbett Fundamental Equity                   Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC
  Lord Abbett Short Duration Income                Lord, Abbett & Co. LLC
  Managed Allocation Balanced                      SunAmerica Asset Management, LLC(3)
  Managed Allocation Growth                        SunAmerica Asset Management, LLC(3)
  Managed Allocation Moderate                      SunAmerica Asset Management, LLC(3)
  Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC(3)
  Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.
  Mid Cap Growth                                   T. Rowe Price Associates, Inc., Wellington Management Company
                                                   LLP and SunAmerica Asset Management, LLC
  Mid Cap Value                                    Goldman Sachs Asset Management, L.P., Massachusetts Financial
                                                   Services Company and SunAmerica Asset Management, LLC
  Natural Resources                                Wellington Management Company LLP
  Neuberger Berman AMT Absolute Return             NB Alternative Investment Management LLC
    Multi-Manager
   Portfolio
  PIMCO All Asset Portfolio                        Pacific Investment Management Company LLC
  PIMCO Emerging Markets Bond Portfolio            Pacific Investment Management Company LLC
  PIMCO Unconstrained Bond Portfolio               Pacific Investment Management Company LLC
  Real Estate                                      FIAM LLC(7)
  Real Return                                      Wellington Management Company LLP
  SA AB Growth                                     AllianceBernstein L.P.
  SA Blackrock Multi-Asset Income                  BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio    BlackRock Investment Management, LLC
  SA Columbia Focused Growth(4)                    Columbia Management Investment Advisers, LLC
  SA Columbia Focused Value(4)                     Columbia Management Investment Advisers, LLC
  SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and Massachusetts
                                                   Financial Services Company
  SA Legg Mason BW Large Cap Value(5)              Brandywine Global Investment Management, LLC(5)
  SA Marsico Focused Growth                        Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust             Massachusetts Financial Services Company
  SA MFS Total Return                              Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                            AllianceBernstein L.P.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                MANAGED BY:
  Small Cap                                      PNC Capital Advisors, LLC, J.P. Morgan Investment
                                                 Management Inc. and SunAmerica Asset Management, LLC(6)
  Small Company Value                            Franklin Advisory Services, LLC
  Stock                                          T. Rowe Price Associates, Inc.
  SunAmerica Dynamic Allocation Portfolio        SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio          SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                     Columbia Management Investment Advisers, LLC
  Telecom Utility                                Massachusetts Financial Services Company
  UIF Global Infrastructure Portfolio            Morgan Stanley Investment Management Inc.
  Ultra Short Bond Portfolio(8)                  Dimensional Fund Advisors LP(8)
  VALIC Company I Global Social Awareness Fund   SunAmerica Asset Management, LLC
  VALIC Company I International Equities Index   SunAmerica Asset Management, LLC
    Fund
  VALIC Company I Mid Cap Index Fund             SunAmerica Asset Management, LLC
  VALIC Company I Nasdaq-100 Index Fund          SunAmerica Asset Management, LLC
  VALIC Company I Small Cap Index Fund           SunAmerica Asset Management, LLC
  VALIC Company I Stock Index Fund               SunAmerica Asset Management, LLC
  VCP Managed Asset Allocation SAST Portfolio    Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio            Pacific Investment Management Company LLC
  VCP Value Portfolio                            Invesco Advisers, Inc.


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.


2 On October 26, 2015, the portfolio manager for the Large Cap Value Portfolio changed from T. Rowe Price Associates, Inc. to American Century Investment Management, Inc.

3 On July 29, 2015, the investment manager changed from Ibbotson Associates,
  Inc. to SunAmerica Asset Management, LLC.



4 On July 29, 2015, the Focus Growth Portfolio and Focus Value Portfolio were renamed SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio, respectively, and the investment advisers changed from Janus Capital Management, LLC, Marsico Capital Management, LLC, Northern Trust Investments Inc. and J.P. Morgan Investment Management Inc. to Columbia Management Investment Advisers, LLC.



5 On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg
  Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.

6 On December 21, 2015, the investment manager changed from ClearBridge
  Investments LLC to PNC Capital Advisors, LLC.


7 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


8 On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond
  Portfolio and the investment manager changed from BofA Advisors, LLC to Dimensional Fund Advisors LP.


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                               TABLE OF CONTENTS
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GLOSSARY..........................................   3
HIGHLIGHTS........................................   4
FEE TABLE.........................................   5
      Maximum Owner Transaction Expenses..........   5
      Contract Maintenance Fee....................   5
      Separate Account Annual Expenses............   5
      Total Annual Portfolio Operating Expenses...   5
        .
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..............   6
THE POLARIS SELECT INVESTOR
  VARIABLE ANNUITY................................   8
      C-Share Option..............................   8
PURCHASING A POLARIS SELECT INVESTOR
  VARIABLE ANNUITY................................   8
      Allocation of Purchase Payments.............   9
      Accumulation Units..........................  10
      Free Look...................................  10
      Exchange Offers.............................  11
      Important Information for Military            11
        Servicemembers............................
INVESTMENT OPTIONS................................  11
      Variable Portfolios.........................  11
        AIM Variable Insurance Funds (Invesco
          Variable
           Insurance Funds).......................  12
        American Funds Insurance Series...........  12
        BlackRock Variable Series Funds, Inc......  12
        Columbia Funds Variable Series Trust II...  12
          .
        Franklin Templeton Variable Insurance
          Products
           Trust..................................  12
        Goldman Sachs Variable Insurance Trust....  12
        Ivy Funds Variable Insurance Portfolios...  12
          .
        Lord Abbett Series Fund, Inc..............  12
        Neuberger Berman Advisers Management        13
          Trust...................................
        PIMCO Variable Insurance Trust............  13
        The Universal Institutional Funds, Inc....  13
          .
        VALIC Company I...........................  13
        Anchor Series Trust.......................  13
        Seasons Series Trust......................  13
        SunAmerica Series Trust...................  13
      Substitution, Addition or Deletion of
        Variable
        Portfolios................................  18
      Fixed Accounts..............................  18
      Dollar Cost Averaging Fixed Accounts........  18
      Dollar Cost Averaging Program...............  19
      Polaris Portfolio Allocator Program.........  19
      Select Strategies...........................  21
      Transfers During the Accumulation Phase.....  23
      Automatic Asset Rebalancing Program.........  25
      Voting Rights...............................  25
ACCESS TO YOUR MONEY..............................  26
      Free Withdrawal Amount......................  26
      Systematic Withdrawal Program...............  27
      Nursing Home Waiver.........................  27
      Minimum Contract Value......................  27
      Qualified Contract Owners...................  27
DEATH BENEFITS....................................  27
      Beneficiary Continuation Programs...........  28
      Death Benefit Defined Terms.................  29
      Standard Death Benefit......................  29
      Optional Return of Purchase Payment Death     30
        Benefit...................................
      Spousal Continuation........................  30
EXPENSES..........................................  31
      Separate Account Expenses...................  31
      Withdrawal Charges..........................  31
      Underlying Fund Expenses....................  32
      Contract Maintenance Fee....................  32
      Transfer Fee................................  32
      Optional Return of Purchase Payment Death
        Benefit
        Fee.......................................  32
      C-Share Option Fee..........................  32
      Premium Tax.................................  32
      Income Taxes................................  32


      Reduction or Elimination of Fees, Expenses
        and
        Additional Amounts Credited...............  33
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT....................................  33
ANNUITY INCOME OPTIONS............................  34
      The Income Phase............................  34
      Annuity Income Options......................  35
      Fixed or Variable Annuity Income Payments...  36
        .
      Annuity Income Payments.....................  36
      Transfers During the Income Phase...........  36
      Deferment of Payments.......................  36
TAXES.............................................  36
      Annuity Contracts in General................  36
      Tax Treatment of Distributions -
        Non-Qualified
        Contracts.................................  37
      Tax Treatment of Distributions - Qualified    38
        Contracts.................................
      Required Minimum Distributions..............  39
      Tax Treatment of Death Benefits.............  39
      Contracts Owned by a Trust or Corporation...  39
        .
      Foreign Account Tax Compliance ("FATCA")....  40
      Other Withholding Tax.......................  40
      Gifts, Pledges and/or Assignments of a        40
        Contract..................................
      Diversification and Investor Control........  40
OTHER INFORMATION.................................  40
      The Distributor.............................  40
      The Company.................................  41
      The Separate Account........................  41
      The General Account.........................  42
      Financial Statements........................  42
      Administration..............................  42
      Legal Proceedings...........................  43
      Registration Statements.....................  43
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION.....................................  43
APPENDIX A - CONDENSED FINANCIAL INFORMATION...... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY..................................... B-1


                                       2

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust, The Universal Institutional Funds, Inc. and VALIC Company I.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Select Investor Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.10% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. If you elect the C-Share Option when you purchase the contract, a withdrawal charge will not be applicable. PLEASE SEE C-SHARE OPTION BELOW. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.40%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS SELECT INVESTOR VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY
AND/OR VARIABILITY.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT OFFER THE C-SHARE OPTION. ELECTING THE C-SHARE OPTION WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THIS PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF
THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

                                       4

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.10%
  Optional Return of Purchase Payment Death
     Benefit Fee(5)............................... 0.35%
  C-Share Option Fee(6)........................... 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.70%
                                                   ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.34%        7.24%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years, or is not applicable if you elect the C-Share Option as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5   6+
  Without C-Share Option..................... 7%   7%   6%   6%   5%   0%
  With C-Share Option........................ 0%   0%   0%   0%   0%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your separate account annual expenses would be 1.10%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct the same Separate Account Charge. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you do not elect the C-Share Option, the fee for the Optional Return of Purchase Payment Death Benefit is 0.30%.

 6 You may elect the optional C-Share Option if your contract was issued on or after May 1, 2015. All features may not be available in all firms. The optional C-Share Option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this feature. PLEASE SEE C-SHARE OPTION BELOW.


 7 The maximum expense is for the Neuberger Berman AMT Absolute Return
   Multi-Manager Portfolio, an Underlying Fund of Neuberger Berman Advisers Management Trust. There is a contractual agreement with Neuberger Berman Advisers Management Trust under which it will waive 3.98% of its fee and the fee is 3.26% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 3.26%. The contractual agreement with Neuberger Berman Advisers Management Trust will continue until at least December 31, 2019 and may not be terminated prior to that date without the approval of the Neuberger Berman Advisers Management Trust Board of Trustees. The minimum expense is for VALIC Company I Stock Index Fund, an Underlying Fund of VALIC Company I.



                                       5

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.

We have provided separate Maximum and Minimum Expense Examples below to reflect two scenarios: (1) with election of the C-Share Option, which means there are no withdrawal charges, and (2) without election of the C-Share Option, which means withdrawal charges are assessed where applicable.




MAXIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)

(assuming maximum separate account annual expenses of 1.70% (including the optional Return of Purchase Payment death benefit and the C-Share Option) and investment in an Underlying Fund with total expenses of 7.24%.*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $511      $1,553      $4,068      $7,386


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $511      $1,553      $4,068      $7,386


MAXIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)

(assuming maximum separate account annual expenses of 1.40% (including the optional Return of Purchase Payment death benefit) and investment in an Underlying Fund with total expenses of 7.24%.*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,181      $2,066      $4,461      $7,244


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $481      $1,466      $3,961      $7,244



MINIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)

(assuming minimum separate account annual expenses of 1.35% (including the C-Share Option) and investment in an Underlying Fund with total expenses of 0.34%.)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $177      $548        $944        $2,052


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $177      $548        $944        $2,052


MINIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)

(assuming minimum separate account annual expenses of 1.10% and investment in an Underlying Fund with total expenses of 0.34%.)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $852      $1,071      $1,313      $1,779


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $152      $471        $813        $1,779



                                       6


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges under each scenario. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Expense Examples with election of the optional C-Share Option reflect no withdrawal charge and the applicable feature fee.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year and 3 year Maximum Expense Examples reflect the Neuberger Berman Advisers Management Trust 3.98% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       7

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                          THE POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you may be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, unless you elected the C-Share Option, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


C-SHARE OPTION

The C-Share Option is available for election only on contracts issued on or after May 1, 2015.


For an additional annualized fee of 0.25% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the C-Share Option when you purchase the contract. This option eliminates the withdrawal charge associated with each Purchase Payment and therefore, withdrawal charges will not be applicable in your contract. Fixed Accounts are not available with election of the C-Share Option. We reserve the right to modify, suspend or terminate the C-Share Option at any time for prospectively issued contracts and we will notify you prior to exercising that right. PLEASE SEE EXPENSES BELOW.


This option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

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                      PURCHASING A POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
        Qualified        $25,000             $500           $100
      Non-Qualified      $25,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to


                                       8



Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the



                                       9



Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and


     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your


                                       10



contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the


                                       11



Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

Certain Underlying Funds invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisors regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance
     Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series
     ("AFIS").


     BLACKROCK VARIABLE SERIES FUNDS, INC. - CLASS III SHARES

     BlackRock Advisors, LLC is the investment adviser to BlackRock Variable Series Funds, Inc. ("BLK").


     COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser to Columbia Funds Variable Series Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST - CLASS ADV SHARES, SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment adviser to Goldman Sachs Variable Insurance Trust ("GST").


     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS - CLASS A SHARES

     Waddell & Reed Investment Management Company is the investment adviser to Ivy Funds Variable Insurance Portfolios ("IVY").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


                                       12



     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S SHARES

     NB Alternative Investment Management LLC is the investment adviser to Neuberger Berman Advisers Management Trust ("NBAMT").


     PIMCO VARIABLE INSURANCE TRUST - CLASS ADV SHARES

     Pacific Investment Management Company LLC is the investment adviser to PIMCO Variable Insurance Trust ("PVT").


     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES

     Morgan Stanley Investment Management Inc. is the investment adviser to The Universal Institutional Funds, Inc. ("UIF").


     VALIC COMPANY I

     The Variable Annuity Life Insurance Company is the investment adviser and SAAMCo is the subadviser to VALIC Company I ("VAL I"), both affiliates of the Company.


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds of the SAAMCo Managed Trusts. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from your investment in the SAAMCo Managed Trusts than from certain other available Underlying Funds.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are subadvisers to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


                                       13



            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO


            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14




UNDERLYING FUNDS                                MANAGED BY:                                         TRUST    ASSET CLASS
---------------------------------------------   -----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated             SAST       STOCK
American Funds Capital Income Builder           Capital Research and Management Company           AFIS       ASSET ALLOCATION
Asset Allocation                                Edge Asset Management, Inc.                       AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth            Putnam Investment Management, LLC                 SST        ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.            SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company          SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                 AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC          SAST       STOCK
Columbia Variable Portfolio -- Emerging         Columbia Management Investment Advisers, LLC      CFT II     BOND
 Markets Bond Fund*
Columbia Variable Portfolio -- Limited          Columbia Management Investment Advisers, LLC      CFT II     BOND
 Duration Credit Fund
Corporate Bond                                  Federated Investment Management Company           SAST       BOND
Diversified Fixed Income                        PineBridge Investments LLC and Wellington         SST        BOND
                                                Management Company, LLP
"Dogs" of Wall Street^                          SunAmerica Asset Management, LLC                  SAST       STOCK
Emerging Markets*                               J.P. Morgan Investment Management Inc.            SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                            SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                 SAST       STOCK
Franklin Income VIP Fund                        Franklin Advisers, Inc.                           FTVIPT     ASSET ALLOCATION
Franklin Strategic Income VIP Fund              Franklin Advisers, Inc.                           FTVIPT     BOND
Fundamental Growth                              Wells Capital Management Incorporated             SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International      SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.            SAST       STOCK
Goldman Sachs Global Trends Allocation          Goldman Sachs Asset Management, L.P.              GST        ASSET ALLOCATION
 Fund*
Goldman Sachs Strategic Income Fund*            Goldman Sachs Asset Management, L.P.              GST        BOND
Goldman Sachs VIT Government Money              Goldman Sachs Asset Management, L.P.              GST        CASH
 Market Fund
Government and Quality Bond                     Wellington Management Company LLP                 AST        BOND
Growth                                          Wellington Management Company LLP                 AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.            SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                            SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                        SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management Inc.         SAST       STOCK
International Equity                            Janus Capital Management LLC, T. Rowe Price       SST        STOCK
                                                Associates, Inc. and SunAmerica Asset
                                                Management, LLC
International Growth and Income                 Putnam Investment Management, LLC                 SAST       STOCK
Invesco V.I. American Franchise Fund^           Invesco Advisers, Inc.                            AVIF       STOCK
Invesco V.I. Balanced-Risk Allocation Fund*     Invesco Advisers, Inc.                            AVIF       ASSET ALLOCATION
Invesco V.I. Comstock Fund^                     Invesco Advisers, Inc.                            AVIF       STOCK
Invesco V.I. Growth and Income Fund             Invesco Advisers, Inc.                            AVIF       STOCK
                                                                                                  IVY        ASSET ALLOCATION
Ivy Funds VIP Asset Strategy*                   Waddell & Reed Investment Management
                                                Company
Large Cap Growth                                Goldman Sachs Asset Management, L.P., Janus       SST        STOCK
                                                Capital Management LLC and SunAmerica
                                                Asset Management, LLC
Large Cap Value                                 American Century Investment, Inc., Wellington     SST        STOCK
                                                Management Company LLP and SunAmerica
                                                Asset Management, LLC
Lord Abbett Bond Debenture                      Lord, Abbett & Co. LLC                            LASF       BOND
Lord Abbett Fundamental Equity                  Lord, Abbett & Co. LLC                            LASF       STOCK
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                            LASF       STOCK
Lord Abbett Short Duration Income               Lord, Abbett & Co. LLC                            LASF       BOND
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.            SAST       STOCK
Mid Cap Growth                                  T. Rowe Price Associates, Inc., Wellington        SST        STOCK
                                                Management Company LLP and SunAmerica
                                                Asset Management, LLC
Mid Cap Value                                   Goldman Sachs Asset Management, L.P.,             SST        STOCK
                                                Massachusetts Financial Services Company and
                                                SunAmerica Asset Management, LLC
Natural Resources*                              Wellington Management Company LLP                 AST        STOCK



                                       15



UNDERLYING FUNDS                            MANAGED BY:                                       TRUST    ASSET CLASS
-----------------------------------------   ----------------------------------------------   -------   -----------------
Neuberger Berman AMT Absolute Return        NB Alternative Investment Management LLC         NBAMT     ASSET ALLOCATION
 Multi-Manager Portfolio*
PIMCO Emerging Markets Bond Portfolio*      Pacific Investment Management Company LLC        PVT       BOND
PIMCO Unconstrained Bond Portfolio*         Pacific Investment Management Company LLC        PVT       BOND
Real Estate*                                FIAM LLC                                         SAST      STOCK
Real Return                                 Wellington Management Company LLP                SST       BOND
SA AB Growth                                AllianceBernstein L.P.                           SAST      STOCK
SA BlackRock Multi-Asset Income             BlackRock Investment Management, LLC             AST       ASSET ALLOCATION
SA Columbia Focused Growth                  Columbia Management Investment Advisers, LLC     SST       STOCK
SA Columbia Focused Value                   Columbia Management Investment Advisers, LLC     SST       STOCK
SA JPMorgan MFS Core Bond Portfolio         J.P. Morgan Investment Management Inc. and       SAST      BOND
                                            Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value            Brandywine Global Investment Management, LLC     SAST      STOCK
 Portfolio
SA Marsico Focused Growth                   Marsico Capital Management, LLC                  SAST      STOCK
SA MFS Massachusetts Investors Trust^       Massachusetts Financial Services Company         SAST      STOCK
SA MFS Total Return^                        Massachusetts Financial Services Company         SAST      ASSET ALLOCATION
Small & Mid Cap Value                       AllianceBernstein L.P.                           SAST      STOCK
Small Cap                                   PNC Capital Advisors, LLC, J.P. Morgan           SST       STOCK
                                            Investment Management Inc. and SunAmerica
                                            Asset Management, LLC
Small Company Value                         Franklin Advisory Services, LLC                  SAST      STOCK
Stock                                       T. Rowe Price Associates, Inc.                   SST       STOCK
Technology                                  Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company         SAST      STOCK
UIF Global Infrastructure Portfolio*        Morgan Stanley Investment Management Inc.        UIF       STOCK
Ultra Short Bond Portfolio                  Dimensional Fund Advisors LP                     SAST      BOND
VALIC Company I Global Social Awareness     SunAmerica Asset Management, LLC                 VAL I     STOCK
 Fund
VALIC Company I International Equities      SunAmerica Asset Management, LLC                 VAL I     STOCK
 Index Fund
VALIC Company I Mid Cap Index Fund          SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Nasdaq-100 Index Fund       SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Small Cap Index Fund        SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Stock Index Fund            SunAmerica Asset Management, LLC                 VAL I     STOCK


The following Underlying Funds are categorized by type as discussed in VARIABLE PORTFOLIOS above.


FUND-OF-FUNDS


UNDERLYING FUNDS                                  MANAGED BY:                                     TRUST    ASSET CLASS
-----------------------------------------------   -------------------------------------------   --------   -----------------
BlackRock Global Allocation V.I. Fund             BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
BlackRock iShares Alternative Strategies V.I.     BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
 Fund*
BlackRock iShares Dynamic Allocation V.I.         BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
 Fund
BlackRock iShares Dynamic Fixed Income            BlackRock Advisors, LLC                       BLK        BOND
 V.I. Fund
BlackRock iShares Equity Appreciation V.I.        BlackRock Advisors, LLC                       BLK        STOCK
 Fund
Franklin Founding Funds Allocation VIP Fund       Franklin Templeton Services, LLC              FTVIPT     ASSET ALLOCATION
Goldman Sachs Multi-Strategy Alternatives         Goldman Sachs Asset Management, L.P.          GST        ASSET ALLOCATION
 Portfolio*
Managed Allocation Balanced                       SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Growth                         SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Moderate                       SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Moderate Growth                SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
PIMCO All Asset Portfolio*                        Pacific Investment Management Company LLC     PVT        ASSET ALLOCATION


                                       16

MASTER-FEEDER FUNDS


UNDERLYING FUNDS                         MANAGED BY:                                  TRUST    ASSET CLASS
--------------------------------------   -----------------------------------------   -------   -----------------
American Funds Asset Allocation SAST+    Capital Research and Management Company     SAST      ASSET ALLOCATION
American Funds Global Growth SAST+       Capital Research and Management Company     SAST      STOCK
American Funds Growth SAST+              Capital Research and Management Company     SAST      STOCK
American Funds Growth-Income SAST+       Capital Research and Management Company     SAST      STOCK

VOLATILITY CONTROL FUNDS


UNDERLYING FUNDS                                 MANAGED BY:                                      TRUST    ASSET CLASS
----------------------------------------------   ---------------------------------------------   -------   -----------------
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC            SAST      ASSET ALLOCATION
 Portfolio*
                                                                                                 SAST      ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio*    Schroder Investment Management North America
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio*         T. Rowe Price Associates, Inc.                  SAST      ASSET ALLOCATION
                                                                                                 SAST      ASSET ALLOCATION
SunAmerica Dynamic Allocation Portfolio*++       SunAmerica Asset Management, LLC and
                                                 AllianceBernstein L.P.
                                                                                                 SAST      ASSET ALLOCATION
SunAmerica Dynamic Strategy Portfolio*++         SunAmerica Asset Management, LLC and
                                                 AllianceBernstein L.P.
VCP Managed Asset Allocation SAST                Capital Research and Management Company         SAST      ASSET ALLOCATION
 Portfolio*+
VCP Total Return Balanced Portfolio*             Pacific Investment Management Company LLC       SAST      ASSET ALLOCATION
VCP Value Portfolio*                             Invesco Advisers, Inc.                          SAST      ASSET ALLOCATION


^ "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

* This Underlying Fund utilizes alternative investment strategies or invests in alternative asset classes and may be subject to additional risks. Please see INVESTMENT OPTIONS above. The use of alternative investment strategies and asset classes may change over time and other Underlying Funds may also invest in such strategies and asset classes. Please consult each Underlying Fund's prospectus for a complete description of investment strategies and risks.


+     This Underlying Fund is also a Master-Feeder fund.

++    A portion of this Underlying Fund is also a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

Fixed Accounts are not available with election of the C-Share Option.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the


                                       18



right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the


                                       19



use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information


                                       20



concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                             2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                         3.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         3.0%        4.0%        4.0%       6.0%
 Foreign Value                                3.0%        3.0%        3.0%       4.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                  8.0%        8.0%        7.0%       2.0%
 Growth-Income                                6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  5.0%        3.0%        2.0%       0.0%
 SA AB Growth                                 1.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                   17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                    0.0%        1.0%        1.0%       2.0%
 SA MFS Massachusetts Investors
   Trust                                      6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                        1.0%        1.0%        1.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                             2.0%        1.0%        0.0%       0.0%
                                 TOTAL        100%        100%        100%       100%


The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



SELECT STRATEGIES

DESCRIPTION

Pre-selected combinations of alternative Variable Portfolios with a Polaris Portfolio Allocator Model ("Select Strategies"), available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. You may choose from one of the four Select Strategies designed to assist in meeting your stated investment goals. Select Strategies allow you to invest 70% of your investment in one of four risk-based Polaris Portfolio Allocator Models and 30% to a pre-selected combination of alternative funds to further diversify your risk and return potential. Please consult your financial representative to determine if a Select Strategy meets your financial needs. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND INVESTMENT OPTIONS ABOVE.


ELECTING A SELECT STRATEGY

You may elect a Select Strategy when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Select Strategy most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Select Strategy by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Select Strategy through the DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Select Strategy at a time. Election of a Select Strategy requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Select Strategy. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Select Strategy, or 2) if you invest in any Variable Portfolios in addition to investment in your Select Strategy, such an investment may no longer be consistent


                                       21



with the Select Strategy's intended objectives and therefore, will effectively terminate your election of the Select Strategy. If your election of a Select Strategy is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the Select Strategy was terminated; however, your investment will no longer be deemed to be in a Select Strategy.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Select Strategy unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Select Strategy, your investment may no longer be consistent with the Select Strategy's intended objectives and therefore, will effectively terminate your election of the Select Strategy. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Select Strategy to another Select Strategy at any time; you will be transferred into the most current version available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Select Strategy as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE SELECT STRATEGIES

You can elect to have your investment in the Select Strategy rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Select Strategy you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the other Underlying Funds in the Select Strategy will be rebalanced to equal the 70%-30% allocation discussed above.

Over time, the Select Strategy you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance. Therefore, if you do not elect to have your investment in the Select Strategy rebalanced at least annually, then your investment may no longer be consistent with the Select Strategy's intended objectives. In addition, changes in the Underlying Funds' investment objectives may mean that the Select Strategy is no longer aligned with its original investment objective. Finally, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Select Strategy's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT ELECTING A SELECT STRATEGY

Select Strategies are not intended as investment advice. We do not provide investment advice regarding whether a Select Strategy should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Select Strategy as your investment needs change. The Select Strategy does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Select Strategy may have been built. Also, allocation to a single asset class may outperform a Select Strategy, so that you could have better investment returns investing in a single asset class than in a Select Strategy. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Select Strategy will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Select Strategies represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Select Strategies meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Select Strategy can be obtained from your financial representative.

Below are the Select Strategies available for election.


  SELECT
 STRATEGY          70% ALLOCATION TO:                 30% ALLOCATION TO:
     1       Polaris Portfolio Allocator     6% - Neuberger Berman AMT Absolute
             Model 1                         Return Multi-Manager Portfolio
                                             6% - BlackRock iShares Alternative
                                             Strategies V.I. Fund
     2       Polaris Portfolio Allocator
                                             6% - Goldman Sachs Multi-Strategy
             Model 2
                                             Alternatives Portfolio
                                             5% - UIF Global Infrastructure
     3       Polaris Portfolio Allocator
                                             Portfolio
             Model 3
                                             4% - PIMCO Unconstrained Bond
                                             Portfolio
                                             3% - Real Estate
     4       Polaris Portfolio Allocator
             Model 4

The Select Strategies listed above are those that are currently available. The Select Strategies are reconfigured from time to time. However, once you invest in a Select Strategy, the percentages of your contract value allocated to each Variable Portfolio within a Select Strategy will not be changed by us. If you purchased your contract prior to the current allocations of the Select Strategies specified above, any subsequent Purchase Payments will be invested in the same Select Strategy as your current investment and will not be invested in the Select Strategy allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative


                                       22



about how to keep the Variable Portfolio allocations in each Select Strategy in line with your investment goals over time.

The Select Strategies allocate a portion of your investment to Variable Portfolios that invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. The performance of these types of strategies may not be highly correlated with traditional investments in debt or equities and the correlation of returns may not be stable over time. In addition, alternative asset classes may be focused on a particular sector or industry and have additional risks relating to these sectors or industries. Each Underlying Fund's prospectus has information on that fund's investment strategies and risks.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each Select Strategy to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SELECT STRATEGIES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A SELECT STRATEGY.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by


                                       23



facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be


                                       24



detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote.


                                       25



Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you purchased your contract with the C-Share Option, a withdrawal charge is not applicable.


FREE WITHDRAWAL AMOUNT

If you purchased your contract with the C-Share Option, the following discussion of Free Withdrawal Amount is not applicable. PLEASE SEE C-SHARE OPTION ABOVE.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUS FREE WITHDRAWALS UPON A FULL SURRENDER FOR THE PURPOSE OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal


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If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $1,000 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $1,000, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company. The waiver does not apply if you elected the C-Share Option because there are no applicable withdrawal charges.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


                                       27



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that


                                       28



may have been available to the original Owner will no longer be available for investment to the Beneficiary. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.10%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges, unless the C-Share Option is elected. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


STANDARD DEATH BENEFIT

The standard death benefit is contract value.

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OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the optional Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 76th birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, this feature is not optional and the annualized fee for the Return of Purchase Payment death benefit will be included in your Separate Account charges.

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Return of Purchase Payment Death Benefit, the death benefit payable upon the Continuing Spouse's death, as described below, would differ depending on whether the Continuing Spouse is age 75 or younger, or age 76 and older, on the Continuation Date.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The standard death benefit will be contract value.

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OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is age 75 or younger on the Continuation Date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments.

If the Continuing Spouse is age 76 or older on the Continuation Date, the death benefit is equal to contract value, and the Optional Return of Purchase Payment Death Benefit fee will not apply.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.10% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. A withdrawal charge will not apply if the C-Share Option was elected. PLEASE SEE C-SHARE OPTION ABOVE. After a Purchase Payment has been in the contract for five complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE WITH ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5   6+
 WITHDRAWAL CHARGE   0%   0%   0%   0%   0%   0%

WITHDRAWAL CHARGE WITHOUT ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5   6+
 WITHDRAWAL CHARGE   7%   7%   6%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


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UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Most Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of up to 0.40% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 4 shares of American Funds Insurance Series, Class 2 shares of Columbia Funds Variable Series Trust II and Franklin Templeton Variable Insurance Products Trust, Class III shares of BlackRock Variable Series Funds, Inc., Class A shares of IVY Funds Variable Insurance Portfolios, Class S shares of Neuberger Berman Advisers Management Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

There is an annualized 0.40% fee applicable to Class Adv shares of the Underlying Funds in the Goldman Sachs Variable Insurance Trust.

The Underlying Funds make payment to us of the 12b-1 fees under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares.

The 12b-1 fees compensate us for costs associated with the distribution and/or servicing of these shares, including, but not limited to, reimbursing us for payments we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios.

In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, the Return of Purchase Payment death benefit is not optional and the annualized fee for the feature will be included in your Separate Account charges.


C-SHARE OPTION FEE

The annualized fee for the C-Share Option is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


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REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5.00% of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.10% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing


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arrangements in 2015 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.40% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and


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benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which


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includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the


                                       36



underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.



U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


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A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain reservists called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the


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contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


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FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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--------------------------------------------------------------------------------
                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as



                                       40



amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY


American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.



OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.


                                       41



These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service



                                       42



Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       43

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14       12/31/15
================================================== =============   =============
AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.777      (a)$11.843
                                                   (b)$12.695      (b)$12.919
 Ending AUV....................................... (a)$11.843      (a)$11.546
                                                   (b)$12.919      (b)$12.557
 Ending Number of AUs............................. (a)0            (a)2,240
                                                   (b)0            (b)1,029

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.308      (a)$11.304
                                                   (b)$14.689      (b)$14.658
 Ending AUV....................................... (a)$11.304      (a)$11.302
                                                   (b)$14.658      (b)$14.611
 Ending Number of AUs............................. (a)0            (a)26,404
                                                   (b)0            (b)11,999

---------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.078      (a)$9.921
                                                   (b)$9.910       (b)$9.734
 Ending AUV....................................... (a)$9.921       (a)$9.636
                                                   (b)$9.734       (b)$9.426
 Ending Number of AUs............................. (a)0            (a)59,270
                                                   (b)707          (b)4,539

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.468      (a)$11.481
                                                   (b)$15.738      (b)$15.699
 Ending AUV....................................... (a)$11.481      (a)$12.112
                                                   (b)$15.699      (b)$16.512
 Ending Number of AUs............................. (a)221          (a)94,028
                                                   (b)0            (b)10,875

---------------------------------------------------
AMERICAN FUNDS GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.965      (a)$12.083
                                                   (b)$15.246      (b)$15.333
 Ending AUV....................................... (a)$12.083      (a)$12.733
                                                   (b)$15.333      (b)$16.109
 Ending Number of AUs............................. (a)0            (a)114,977
                                                   (b)0            (b)23,352

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.477      (a)$12.457
                                                   (b)$15.234      (b)$15.201
 Ending AUV....................................... (a)$12.457      (a)$12.465
                                                   (b)$15.201      (b)$15.164
 Ending Number of AUs............................. (a)612          (a)65,735
                                                   (b)0            (b)12,149

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

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--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
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--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============

--------------------------------------------------
ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.242      (a)$10.318
                                                   (b)$9.875       (b)$9.942
 Ending AUV....................................... (a)$10.318      (a)$10.164
                                                   (b)$9.942       (b)$9.765
 Ending Number of AUs............................. (a)0            (a)2,787
                                                   (b)0            (b)0

---------------------------------------------------
ASSET ALLOCATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.296      (a)$11.303
                                                   (b)$15.525      (b)$15.541
 Ending AUV....................................... (a)$11.303      (a)$10.960
                                                   (b)$15.541      (b)$15.024
 Ending Number of AUs............................. (a)0            (a)218
                                                   (b)0            (b)0

---------------------------------------------------
BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.630      (a)$11.785
                                                   (b)$15.361      (b)$15.541
 Ending AUV....................................... (a)$11.785      (a)$11.631
                                                   (b)$15.541      (b)$15.291
 Ending Number of AUs............................. (a)0            (a)5,857
                                                   (b)0            (b)28

---------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.975       (a)$9.916
                                                   (b)$9.746       (b)$9.699
 Ending AUV....................................... (a)$9.916       (a)$9.709
                                                   (b)$9.699       (b)$9.468
 Ending Number of AUs............................. (a)0            (a)41,310
                                                   (b)0            (b)88,310

---------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.175      (a)$10.165
                                                   (b)$10.041      (b)$9.981
 Ending AUV....................................... (a)$10.165      (a)$9.929
                                                   (b)$9.981       (b)$9.720
 Ending Number of AUs............................. (a)0            (a)37,327
                                                   (b)0            (b)10,807

---------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.137      (a)$10.077
                                                   (b)$9.876       (b)$9.825
 Ending AUV....................................... (a)$10.077      (a)$9.569
                                                   (b)$9.825       (b)$9.302
 Ending Number of AUs............................. (a)0            (a)19,974
                                                   (b)0            (b)9,903

---------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.057      (a)$10.045
                                                   (b)$9.964       (b)$9.970
 Ending AUV....................................... (a)$10.045      (a)$9.789
                                                   (b)$9.970       (b)$9.687
 Ending Number of AUs............................. (a)0            (a)3,451
                                                   (b)0            (b)1,582

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.138      (a)$10.018
                                                   (b)$9.704       (b)$9.616
 Ending AUV....................................... (a)$10.018      (a)$9.244
                                                   (b)$9.616       (b)$8.847
 Ending Number of AUs............................. (a)0            (a)5,562
                                                   (b)0            (b)4,505

---------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.658      (a)$12.869
                                                   (b)$15.628      (b)$15.857
 Ending AUV....................................... (a)$12.869      (a)$13.254
                                                   (b)$15.857      (b)$16.282
 Ending Number of AUs............................. (a)0            (a)26,370
                                                   (b)0            (b)7,555

---------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.131      (a)$13.208
                                                   (b)$21.900      (b)$22.012
 Ending AUV....................................... (a)$13.208      (a)$14.169
                                                   (b)$22.012      (b)$23.542
 Ending Number of AUs............................. (a)0            (a)59,830
                                                   (b)0            (b)11,634

---------------------------------------------------
CAPITAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.088      (a)$12.120
                                                   (b)$14.466      (b)$14.517
 Ending AUV....................................... (a)$12.120      (a)$12.624
                                                   (b)$14.517      (b)$15.075
 Ending Number of AUs............................. (a)0            (a)15,193
                                                   (b)0            (b)4,413

---------------------------------------------------
CASH MANAGEMENT PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.759       (a)$9.737
                                                   (b)$9.268       (b)$9.247
 Ending AUV....................................... (a)$9.737       (a)$9.586
                                                   (b)$9.247       (b)$9.076
 Ending Number of AUs............................. (a)0            (a)99,937
                                                   (b)0            (b)1,879

---------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFTII Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.998       (a)$9.562
                                                   (b)$10.363      (b)$9.982
 Ending AUV....................................... (a)$9.562       (a)$9.333
                                                   (b)$9.982       (b)$9.714
 Ending Number of AUs............................. (a)0            (a)205
                                                   (b)0            (b)0

---------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFTII Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.988       (a)$9.865
                                                   (b)$10.078      (b)$9.962
 Ending AUV....................................... (a)$9.865       (a)$9.514
                                                   (b)$9.962       (b)$9.579
 Ending Number of AUs............................. (a)0            (a)8,985
                                                   (b)0            (b)483

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

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--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.277      (a)$10.257
                                                   (b)$16.184      (b)$16.169
 Ending AUV....................................... (a)$10.257      (a)$9.996
                                                   (b)$16.169      (b)$15.711
 Ending Number of AUs............................. (a)0            (a)85,078
                                                   (b)0            (b)17,116

---------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.065      (a)$10.106
                                                   (b)$9.983       (b)$10.018
 Ending AUV....................................... (a)$10.106      (a)$9.943
                                                   (b)$10.018      (b)$9.827
 Ending Number of AUs............................. (a)0            (a)3,823
                                                   (b)0            (b)1,712

---------------------------------------------------
"DOGS" OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.115      (a)$12.140
                                                   (b)$18.976      (b)$18.970
 Ending AUV....................................... (a)$12.140      (a)$12.224
                                                   (b)$18.970      (b)$19.045
 Ending Number of AUs............................. (a)0            (a)40,129
                                                   (b)0            (b)22,471

---------------------------------------------------
EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.241       (a)$8.840
                                                   (b)$11.038      (b)$10.660
 Ending AUV....................................... (a)$8.840       (a)$7.476
                                                   (b)$10.660      (b)$8.988
 Ending Number of AUs............................. (a)0            (a)48,003
                                                   (b)0            (b)15,889

---------------------------------------------------
EQUITY OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.417      (a)$12.469
                                                   (b)$15.473      (b)$15.514
 Ending AUV....................................... (a)$12.469      (a)$12.671
                                                   (b)$15.514      (b)$15.717
 Ending Number of AUs............................. (a)0            (a)22,614
                                                   (b)0            (b)7,764

---------------------------------------------------
FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.517      (a)$10.366
                                                   (b)$11.004      (b)$10.889
 Ending AUV....................................... (a)$10.366      (a)$9.752
                                                   (b)$10.889      (b)$10.214
 Ending Number of AUs............................. (a)0            (a)22,024
                                                   (b)0            (b)25,126

---------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.039      (a)$12.915
                                                   (b)$12.798      (b)$12.657
 Ending AUV....................................... (a)$12.915      (a)$11.980
                                                   (b)$12.657      (b)$11.705
 Ending Number of AUs............................. (a)0            (a)407
                                                   (b)0            (b)3,300

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$14.245      (a)$13.910
                                                   (b)$13.919      (b)$13.623
 Ending AUV....................................... (a)$13.910      (a)$12.787
                                                   (b)$13.623      (b)$12.486
 Ending Number of AUs............................. (a)183          (a)29,170
                                                   (b)506          (b)22,626

---------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.022      (a)$9.844
                                                   (b)$9.860       (b)$9.709
 Ending AUV....................................... (a)$9.844       (a)$9.360
                                                   (b)$9.709       (b)$9.203
 Ending Number of AUs............................. (a)0            (a)27,549
                                                   (b)1,059        (b)28,224

---------------------------------------------------
FUNDAMENTAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.461      (a)$12.538
                                                   (b)$15.752      (b)$15.899
 Ending AUV....................................... (a)$12.538      (a)$12.559
                                                   (b)$15.899      (b)$15.878
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.870       (a)$9.812
                                                   (b)$12.613      (b)$12.570
 Ending AUV....................................... (a)$9.812       (a)$9.402
                                                   (b)$12.570      (b)$12.009
 Ending Number of AUs............................. (a)0            (a)33,962
                                                   (b)0            (b)12,822

---------------------------------------------------
GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.433      (a)$11.458
                                                   (b)$12.638      (b)$12.648
 Ending AUV....................................... (a)$11.458      (a)$11.165
                                                   (b)$12.648      (b)$12.288
 Ending Number of AUs............................. (a)0            (a)23,564
                                                   (b)0            (b)2,058

---------------------------------------------------
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND - GST Class Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.056      (a)$10.179
                                                   (b)$9.885       (b)$9.988
 Ending AUV....................................... (a)$10.179      (a)$9.482
                                                   (b)$9.988       (b)$9.276
 Ending Number of AUs............................. (a)0            (a)3,693
                                                   (b)0            (b)0

---------------------------------------------------
GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.918       (a)$9.815
                                                   (b)$9.710       (b)$9.627
 Ending AUV....................................... (a)$9.815       (a)$9.233
                                                   (b)$9.627       (b)$9.029
 Ending Number of AUs............................. (a)0            (a)36,457
                                                   (b)0            (b)8,339

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
GOLDMAN SACHS STRATEGIC INCOME FUND - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.878       (a)$9.801
                                                   (b)$9.820       (b)$9.761
 Ending AUV....................................... (a)$9.801       (a)$9.476
                                                   (b)$9.761       (b)$9.409
 Ending Number of AUs............................. (a)0            (a)12,348
                                                   (b)0            (b)1,437

---------------------------------------------------
GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.992       (a)$10.073
                                                   (b)$12.286      (b)$12.363
 Ending AUV....................................... (a)$10.073      (a)$9.991
                                                   (b)$12.363      (b)$12.227
 Ending Number of AUs............................. (a)0            (a)81,776
                                                   (b)0            (b)19,881

---------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.890      (a)$12.209
                                                   (b)$17.403      (b)$17.945
 Ending AUV....................................... (a)$12.209      (a)$11.966
                                                   (b)$17.945      (b)$17.534
 Ending Number of AUs............................. (a)0            (a)3,623
                                                   (b)0            (b)1,189

---------------------------------------------------
GROWTH PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.304      (a)$12.279
                                                   (b)$15.385      (b)$15.363
 Ending AUV....................................... (a)$12.279      (a)$12.133
                                                   (b)$15.363      (b)$15.134
 Ending Number of AUs............................. (a)0            (a)5,403
                                                   (b)0            (b)164

---------------------------------------------------
GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.376      (a)$12.576
                                                   (b)$15.518      (b)$15.802
 Ending AUV....................................... (a)$12.576      (a)$12.137
                                                   (b)$15.802      (b)$15.205
 Ending Number of AUs............................. (a)0            (a)41,153
                                                   (b)0            (b)14,887

---------------------------------------------------
HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.330      (a)$10.035
                                                   (b)$14.013      (b)$13.678
 Ending AUV....................................... (a)$10.035      (a)$9.475
                                                   (b)$13.678      (b)$12.876
 Ending Number of AUs............................. (a)0            (a)45,783
                                                   (b)0            (b)6,756

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.941       (a)$9.663
                                                   (b)$10.738      (b)$10.430
 Ending AUV....................................... (a)$9.663       (a)$9.559
                                                   (b)$10.430      (b)$10.287
 Ending Number of AUs............................. (a)0            (a)49,310
                                                   (b)0            (b)20,257

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
INTERNATIONAL EQUITY PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.804       (a)$9.595
                                                   (b)$9.943       (b)$9.733
 Ending AUV....................................... (a)$9.595       (a)$9.196
                                                   (b)$9.733       (b)$9.300
 Ending Number of AUs............................. (a)0            (a)18,334
                                                   (b)0            (b)5,140

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.278      (a)$9.871
                                                   (b)$9.280       (b)$8.943
 Ending AUV....................................... (a)$9.871       (a)$9.582
                                                   (b)$8.943       (b)$8.656
 Ending Number of AUs............................. (a)0            (a)35,835
                                                   (b)0            (b)4,477

---------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.105      (a)$10.173
                                                   (b)$9.858       (b)$9.890
 Ending AUV....................................... (a)$10.173      (a)$9.619
                                                   (b)$9.890       (b)$9.323
 Ending Number of AUs............................. (a)0            (a)16,809
                                                   (b)0            (b)0

---------------------------------------------------
INVESCO VI AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.004      (a)$13.121
                                                   (b)$17.843      (b)$18.076
 Ending AUV....................................... (a)$13.121      (a)$13.594
                                                   (b)$18.076      (b)$18.671
 Ending Number of AUs............................. (a)0            (a)3,642
                                                   (b)0            (b)0

---------------------------------------------------
INVESCO VI COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.181      (a)$12.271
                                                   (b)$15.537      (b)$15.568
 Ending AUV....................................... (a)$12.271      (a)$11.385
                                                   (b)$15.568      (b)$14.401
 Ending Number of AUs............................. (a)0            (a)50,419
                                                   (b)0            (b)20,709

---------------------------------------------------
INVESCO VI GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.043      (a)$12.185
                                                   (b)$15.365      (b)$15.481
 Ending AUV....................................... (a)$12.185      (a)$11.652
                                                   (b)$15.481      (b)$14.760
 Ending Number of AUs............................. (a)0            (a)61,369
                                                   (b)0            (b)16,199

---------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.117      (a)$9.947
                                                   (b)$9.754       (b)$9.532
 Ending AUV....................................... (a)$9.947       (a)$9.017
                                                   (b)$9.532       (b)$8.615
 Ending Number of AUs............................. (a)0            (a)25,839
                                                   (b)1,077        (b)6,617

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
LARGE CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.344      (a)$10.517
                                                   (b)$9.880       (b)$10.024
 Ending AUV....................................... (a)$10.517      (a)$10.849
                                                   (b)$10.024      (b)$10.310
 Ending Number of AUs............................. (a)0            (a)924
                                                   (b)0            (b)6,714

---------------------------------------------------
LARGE CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.232      (a)$10.302
                                                   (b)$9.921       (b)$9.981
 Ending AUV....................................... (a)$10.302      (a)$9.673
                                                   (b)$9.981       (b)$9.343
 Ending Number of AUs............................. (a)0            (a)2,593
                                                   (b)0            (b)8,459

---------------------------------------------------
LORD ABBETT SERIES FUND BOND DEBENTURE PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.090      (a)$10.025
                                                   (b)$10.079      (b)$10.037
 Ending AUV....................................... (a)$10.025      (a)$9.764
                                                   (b)$10.037      (b)$9.746
 Ending Number of AUs............................. (a)0            (a)27,126
                                                   (b)0            (b)7,331

---------------------------------------------------
LORD ABBETT SERIES FUND FUNDAMENTAL EQUITY PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.180      (a)$10.347
                                                   (b)$9.854       (b)$10.032
 Ending AUV....................................... (a)$10.347      (a)$9.881
                                                   (b)$10.032      (b)$9.552
 Ending Number of AUs............................. (a)0            (a)17,254
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.921      (a)$12.109
                                                   (b)$13.156      (b)$13.389
 Ending AUV....................................... (a)$12.109      (a)$11.634
                                                   (b)$13.389      (b)$12.825
 Ending Number of AUs............................. (a)0            (a)2,221
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND SHORT DURATION PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.008      (a)$9.948
                                                   (b)$10.042      (b)$9.974
 Ending AUV....................................... (a)$9.948       (a)$9.896
                                                   (b)$9.974       (b)$9.892
 Ending Number of AUs............................. (a)0            (a)42,613
                                                   (b)0            (b)38,830

---------------------------------------------------
MANAGED ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.131      (a)$10.162
                                                   (b)$14.213      (b)$14.257
 Ending AUV....................................... (a)$10.162      (a)$9.917
                                                   (b)$14.257      (b)$13.872
 Ending Number of AUs............................. (a)0            (a)5,921
                                                   (b)0            (b)3,650

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
MANAGED ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.179      (a)$10.215
                                                   (b)$14.761      (b)$14.824
 Ending AUV....................................... (a)$10.215      (a)$9.914
                                                   (b)$14.824      (b)$14.345
 Ending Number of AUs............................. (a)0            (a)17,928
                                                   (b)0            (b)0

---------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.155      (a)$10.188
                                                   (b)$14.193      (b)$14.247
 Ending AUV....................................... (a)$10.188      (a)$9.902
                                                   (b)$14.247      (b)$13.805
 Ending Number of AUs............................. (a)0            (a)10,708
                                                   (b)1,210        (b)1,366

---------------------------------------------------
MANAGED ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.145      (a)$10.179
                                                   (b)$14.302      (b)$14.355
 Ending AUV....................................... (a)$10.179      (a)$9.903
                                                   (b)$14.355      (b)$13.924
 Ending Number of AUs............................. (a)0            (a)858
                                                   (b)0            (b)819

---------------------------------------------------
MID CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.385      (a)$10.522
                                                   (b)$9.789       (b)$9.936
 Ending AUV....................................... (a)$10.522      (a)$10.418
                                                   (b)$9.936       (b)$9.808
 Ending Number of AUs............................. (a)0            (a)19,959
                                                   (b)0            (b)7,879

---------------------------------------------------
MID CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.354      (a)$10.535
                                                   (b)$9.820       (b)$9.999
 Ending AUV....................................... (a)$10.535      (a)$9.791
                                                   (b)$9.999       (b)$9.265
 Ending Number of AUs............................. (a)0            (a)12,748
                                                   (b)0            (b)8,637

---------------------------------------------------
MID-CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.867      (a)$13.019
                                                   (b)$19.450      (b)$19.686
 Ending AUV....................................... (a)$13.019      (a)$13.228
                                                   (b)$19.686      (b)$19.941
 Ending Number of AUs............................. (a)0            (a)19,501
                                                   (b)0            (b)2,086

---------------------------------------------------
MORGAN STANLEY UIF GLOBAL INFRASTRUCTURE PORTFOLIO - UIF Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.097      (a)$10.114
                                                   (b)$10.019      (b)$10.046
 Ending AUV....................................... (a)$10.114      (a)$8.614
                                                   (b)$10.046      (b)$8.531
 Ending Number of AUs............................. (a)0            (a)22,137
                                                   (b)0            (b)6,843

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
NATURAL RESOURCES PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.455       (a)$8.465
                                                   (b)$9.345       (b)$8.456
 Ending AUV....................................... (a)$8.465       (a)$6.565
                                                   (b)$8.456       (b)$6.538
 Ending Number of AUs............................. (a)0            (a)7,353
                                                   (b)0            (b)3,203

---------------------------------------------------
NEUBERGER BERMAN AMT ABSOLUTE RETURN MULTI-MANAGER FUND PORTFOLIO - NBAMT - Class
S Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.908       (a)$9.952
                                                   (b)$9.979       (b)$9.992
 Ending AUV....................................... (a)$9.952       (a)$9.345
                                                   (b)$9.992       (b)$9.355
 Ending Number of AUs............................. (a)0            (a)37,322
                                                   (b)0            (b)4,873

---------------------------------------------------
PIMCO ALL ASSET PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.979       (a)$9.681
                                                   (b)$10.145      (b)$9.886
 Ending AUV....................................... (a)$9.681       (a)$8.695
                                                   (b)$9.886       (b)$8.853
 Ending Number of AUs............................. (a)0            (a)1,558
                                                   (b)0            (b)519

---------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.008      (a)$9.563
                                                   (b)$10.295      (b)$9.944
 Ending AUV....................................... (a)$9.563       (a)$9.240
                                                   (b)$9.944       (b)$9.579
 Ending Number of AUs............................. (a)0            (a)900
                                                   (b)0            (b)3,030

---------------------------------------------------
PIMCO UNCONSTRAINED BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.011      (a)$9.978
                                                   (b)$9.984       (b)$9.976
 Ending AUV....................................... (a)$9.978       (a)$9.694
                                                   (b)$9.976       (b)$9.663
 Ending Number of AUs............................. (a)0            (a)13,165
                                                   (b)0            (b)12,492

---------------------------------------------------
REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.935      (a)$11.200
                                                   (b)$11.376      (b)$11.775
 Ending AUV....................................... (a)$11.200      (a)$11.252
                                                   (b)$11.775      (b)$11.794
 Ending Number of AUs............................. (a)0            (a)31,205
                                                   (b)0            (b)4,346

---------------------------------------------------
REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.022      (a)$9.937
                                                   (b)$11.606      (b)$11.527
 Ending AUV....................................... (a)$9.937       (a)$9.695
                                                   (b)$11.527      (b)$11.213
 Ending Number of AUs............................. (a)0            (a)38,298
                                                   (b)0            (b)15,805

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
SA AB GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.353      (a)$13.522
                                                   (b)$17.500      (b)$17.707
 Ending AUV....................................... (a)$13.522      (a)$14.843
                                                   (b)$17.707      (b)$19.379
 Ending Number of AUs............................. (a)0            (a)15,388
                                                   (b)0            (b)2,950

---------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.223      (a)$10.364
                                                   (b)$11.332      (b)$11.473
 Ending AUV....................................... (a)$10.364      (a)$9.766
                                                   (b)$11.473      (b)$10.778
 Ending Number of AUs............................. (a)0            (a)4,869
                                                   (b)0            (b)2,114

---------------------------------------------------
SA COLUMBIA FOCUSED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.183      (a)$10.079
                                                   (b)$9.922       (b)$9.859
 Ending AUV....................................... (a)$10.079      (a)$10.285
                                                   (b)$9.859       (b)$10.030
 Ending Number of AUs............................. (a)0            (a)2,785
                                                   (b)0            (b)0

---------------------------------------------------
SA COLUMBIA FOCUSED VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.129      (a)$10.406
                                                   (b)$9.784       (b)$9.984
 Ending AUV....................................... (a)$10.406      (a)$9.864
                                                   (b)$9.984       (b)$9.436
 Ending Number of AUs............................. (a)0            (a)3,402
                                                   (b)0            (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.814       (a)$9.844
                                                   (b)$13.883      (b)$13.923
 Ending AUV....................................... (a)$9.844       (a)$9.700
                                                   (b)$13.923      (b)$13.679
 Ending Number of AUs............................. (a)0            (a)93,239
                                                   (b)0            (b)24,841

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.789      (a)$11.885
                                                   (b)$14.271      (b)$14.380
 Ending AUV....................................... (a)$11.885      (a)$11.879
                                                   (b)$14.380      (b)$14.331
 Ending Number of AUs............................. (a)0            (a)39,396
                                                   (b)0            (b)33,286

---------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.333      (a)$12.303
                                                   (b)$16.474      (b)$16.573
 Ending AUV....................................... (a)$12.303      (a)$12.170
                                                   (b)$16.573      (b)$16.345
 Ending Number of AUs............................. (a)0            (a)24,955
                                                   (b)0            (b)5,821

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit


        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14       12/31/15
================================================== =============   =============
SA MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.130      (a)$12.408
                                                   (b)$16.612      (b)$16.994
 Ending AUV....................................... (a)$12.408      (a)$12.269
                                                   (b)$16.994      (b)$16.752
 Ending Number of AUs............................. (a)0            (a)48,870
                                                   (b)0            (b)25,538

---------------------------------------------------
SA MFS TOTAL RETURN PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.290      (a)$11.396
                                                   (b)$14.377      (b)$14.516
 Ending AUV....................................... (a)$11.396      (a)$11.191
                                                   (b)$14.516      (b)$14.213
 Ending Number of AUs............................. (a)0            (a)10,112
                                                   (b)0            (b)18,826

---------------------------------------------------
SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.052      (a)$12.351
                                                   (b)$18.341      (b)$18.813
 Ending AUV....................................... (a)$12.351      (a)$11.474
                                                   (b)$18.813      (b)$17.425
 Ending Number of AUs............................. (a)0            (a)25,558
                                                   (b)0            (b)3,660

---------------------------------------------------
SMALL CAP PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.658      (a)$10.859
                                                   (b)$9.695       (b)$10.011
 Ending AUV....................................... (a)$10.859      (a)$10.108
                                                   (b)$10.011      (b)$9.291
 Ending Number of AUs............................. (a)0            (a)8,068
                                                   (b)0            (b)2,376

---------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.724      (a)$11.699
                                                   (b)$15.391      (b)$15.435
 Ending AUV....................................... (a)$11.699      (a)$10.682
                                                   (b)$15.435      (b)$14.051
 Ending Number of AUs............................. (a)0            (a)19,112
                                                   (b)0            (b)4,583

---------------------------------------------------
STOCK PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.392      (a)$10.385
                                                   (b)$9.978       (b)$9.968
 Ending AUV....................................... (a)$10.385      (a)$11.325
                                                   (b)$9.968       (b)$10.837
 Ending Number of AUs............................. (a)0            (a)10,060
                                                   (b)0            (b)12,059

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.089      (a)$10.130
                                                   (b)$12.469      (b)$12.513
 Ending AUV....................................... (a)$10.130      (a)$9.502
                                                   (b)$12.513      (b)$11.703
 Ending Number of AUs............................. (a)0            (a)111,291
                                                   (b)0            (b)1,771

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14       12/31/15
================================================== =============   =============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.091      (a)$10.146
                                                   (b)$12.361      (b)$12.426
 Ending AUV....................................... (a)$10.146      (a)$9.492
                                                   (b)$12.426      (b)$11.589
 Ending Number of AUs............................. (a)2,505        (a)33,835
                                                   (b)0            (b)1,790

---------------------------------------------------
TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.494      (a)$14.171
                                                   (b)$15.450      (b)$16.235
 Ending AUV....................................... (a)$14.171      (a)$15.391
                                                   (b)$16.235      (b)$17.579
 Ending Number of AUs............................. (a)0            (a)20,264
                                                   (b)0            (b)1,617

---------------------------------------------------
TELECOM UTILITY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.801      (a)$11.573
                                                   (b)$18.344      (b)$18.179
 Ending AUV....................................... (a)$11.573      (a)$10.043
                                                   (b)$18.179      (b)$15.729
 Ending Number of AUs............................. (a)0            (a)10,969
                                                   (b)0            (b)413

---------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.188      (a)$10.220
                                                   (b)$9.929       (b)$9.936
 Ending AUV....................................... (a)$10.220      (a)$10.075
                                                   (b)$9.936       (b)$9.765
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.790       (a)$9.535
                                                   (b)$9.942       (b)$9.696
 Ending AUV....................................... (a)$9.535       (a)$9.336
                                                   (b)$9.696       (b)$9.465
 Ending Number of AUs............................. (a)0            (a)106,732
                                                   (b)0            (b)59,417

---------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.461      (a)$10.595
                                                   (b)$9.809       (b)$9.972
 Ending AUV....................................... (a)$10.595      (a)$10.218
                                                   (b)$9.972       (b)$9.587
 Ending Number of AUs............................. (a)0            (a)111,608
                                                   (b)0            (b)32,098

---------------------------------------------------
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.304      (a)$10.447
                                                   (b)$9.907       (b)$9.951
 Ending AUV....................................... (a)$10.447      (a)$11.282
                                                   (b)$9.951       (b)$10.714
 Ending Number of AUs............................. (a)0            (a)52,643
                                                   (b)0            (b)26,343

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14       12/31/15
================================================== =============   =============
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.711      (a)$10.945
                                                   (b)$9.585       (b)$9.918
 Ending AUV....................................... (a)$10.945      (a)$10.340
                                                   (b)$9.918       (b)$9.342
 Ending Number of AUs............................. (a)0            (a)96,087
                                                   (b)0            (b)57,158

---------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.340      (a)$10.455
                                                   (b)$9.912       (b)$10.002
 Ending AUV....................................... (a)$10.455      (a)$10.450
                                                   (b)$10.002      (b)$9.967
 Ending Number of AUs............................. (a)0            (a)429,868
                                                   (b)0            (b)106,649

---------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.064      (a)$10.054
                                                   (b)$12.148      (b)$12.116
 Ending AUV....................................... (a)$10.054      (a)$9.809
                                                   (b)$12.116      (b)$11.786
 Ending Number of AUs............................. (a)0            (a)50
                                                   (b)0            (b)1,808

---------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.162      (a)$10.178
                                                   (b)$11.340      (b)$11.341
 Ending AUV....................................... (a)$10.178      (a)$9.681
                                                   (b)$11.341      (b)$10.756
 Ending Number of AUs............................. (a)1,249        (a)10,314
                                                   (b)0            (b)4,412

---------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.098      (a)$10.184
                                                   (b)$11.694      (b)$11.756
 Ending AUV....................................... (a)$10.184      (a)$9.844
                                                   (b)$11.756      (b)$11.329
 Ending Number of AUs............................. (a)0            (a)346
                                                   (b)0            (b)1,845

---------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.777      (a)$11.843
                                                   (b)$12.695      (b)$12.919
 Ending AUV....................................... (a)$11.843      (a)$11.546
                                                   (b)$12.919      (b)$12.557
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.308      (a)$11.304
                                                   (b)$14.689      (b)$14.658
 Ending AUV....................................... (a)$11.304      (a)$11.302
                                                   (b)$14.658      (b)$14.611
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)2,663

---------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.078      (a)$9.734
                                                   (b)$9.910       (b)$9.734
 Ending AUV....................................... (a)$9.734       (a)$9.426
                                                   (b)$9.734       (b)$9.426
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.468      (a)$11.481
                                                   (b)$15.738      (b)$15.699
 Ending AUV....................................... (a)$11.481      (a)$12.112
                                                   (b)$15.699      (b)$16.512
 Ending Number of AUs............................. (a)0            (a)876
                                                   (b)0            (b)479

---------------------------------------------------
AMERICAN FUNDS GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.965      (a)$12.083
                                                   (b)$15.246      (b)$15.333
 Ending AUV....................................... (a)$12.083      (a)$12.733
                                                   (b)$15.333      (b)$16.109
 Ending Number of AUs............................. (a)0            (a)730
                                                   (b)0            (b)330

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.477      (a)$12.457
                                                   (b)$15.234      (b)$15.201
 Ending AUV....................................... (a)$12.457      (a)$12.465
                                                   (b)$15.201      (b)$15.164
 Ending Number of AUs............................. (a)0            (a)53
                                                   (b)0            (b)173

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============

--------------------------------------------------
ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.242      (a)$10.318
                                                   (b)$9.875       (b)$9.942
 Ending AUV....................................... (a)$10.318      (a)$10.164
                                                   (b)$9.942       (b)$9.765
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
ASSET ALLOCATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.296      (a)$11.303
                                                   (b)$15.525      (b)$15.541
 Ending AUV....................................... (a)$11.303      (a)$10.960
                                                   (b)$15.541      (b)$15.024
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.630      (a)$11.785
                                                   (b)$15.361      (b)$15.541
 Ending AUV....................................... (a)$11.785      (a)$11.631
                                                   (b)$15.541      (b)$15.291
 Ending Number of AUs............................. (a)0            (a)1,642
                                                   (b)0            (b)1,758

---------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.975       (a)$9.916
                                                   (b)$9.746       (b)$9.699
 Ending AUV....................................... (a)$9.916       (a)$9.709
                                                   (b)$9.699       (b)$9.468
 Ending Number of AUs............................. (a)0            (a)606
                                                   (b)0            (b)2,838

---------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.175      (a)$10.165
                                                   (b)$10.041      (b)$9.981
 Ending AUV....................................... (a)$10.165      (a)$9.929
                                                   (b)$9.981       (b)$9.720
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)1,906

---------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.137      (a)$10.077
                                                   (b)$9.876       (b)$9.825
 Ending AUV....................................... (a)$10.077      (a)$9.569
                                                   (b)$9.825       (b)$9.302
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.057      (a)$10.045
                                                   (b)$9.964       (b)$9.970
 Ending AUV....................................... (a)$10.045      (a)$9.789
                                                   (b)$9.970       (b)$9.687
 Ending Number of AUs............................. (a)0            (a)2,926
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.138      (a)$10.018
                                                   (b)$9.704       (b)$9.616
 Ending AUV....................................... (a)$10.018      (a)$9.244
                                                   (b)$9.616       (b)$8.847
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.658      (a)$12.869
                                                   (b)$15.628      (b)$15.857
 Ending AUV....................................... (a)$12.869      (a)$13.254
                                                   (b)$15.857      (b)$16.282
 Ending Number of AUs............................. (a)0            (a)850
                                                   (b)0            (b)326

---------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.131      (a)$13.208
                                                   (b)$21.900      (b)$22.012
 Ending AUV....................................... (a)$13.208      (a)$14.169
                                                   (b)$22.012      (b)$23.542
 Ending Number of AUs............................. (a)0            (a)13,681
                                                   (b)0            (b)1,553

---------------------------------------------------
CAPITAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.088      (a)$12.120
                                                   (b)$14.466      (b)$14.517
 Ending AUV....................................... (a)$12.120      (a)$12.624
                                                   (b)$14.517      (b)$15.075
 Ending Number of AUs............................. (a)0            (a)631
                                                   (b)0            (b)533

---------------------------------------------------
CASH MANAGEMENT PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.759       (a)$9.737
                                                   (b)$9.268       (b)$9.247
 Ending AUV....................................... (a)$9.737       (a)$9.586
                                                   (b)$9.247       (b)$9.076
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFT II Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.998       (a)$9.562
                                                   (b)$10.363      (b)$9.982
 Ending AUV....................................... (a)$9.562       (a)$9.333
                                                   (b)$9.982       (b)$9.714
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFT II Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.988       (a)$9.865
                                                   (b)$10.078      (b)$9.962
 Ending AUV....................................... (a)$9.865       (a)$9.514
                                                   (b)$9.962       (b)$9.579
 Ending Number of AUs............................. (a)0            (a)720
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.277      (a)$10.257
                                                   (b)$16.184      (b)$16.169
 Ending AUV....................................... (a)$10.257      (a)$9.996
                                                   (b)$16.169      (b)$15.711
 Ending Number of AUs............................. (a)0            (a)15,133
                                                   (b)0            (b)2,731

---------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.065      (a)$10.106
                                                   (b)$9.983       (b)$10.018
 Ending AUV....................................... (a)$10.106      (a)$9.943
                                                   (b)$10.018      (b)$9.827
 Ending Number of AUs............................. (a)0            (a)2,218
                                                   (b)0            (b)0

---------------------------------------------------
"DOGS" OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.115      (a)$12.140
                                                   (b)$18.976      (b)$18.970
 Ending AUV....................................... (a)$12.140      (a)$12.224
                                                   (b)$18.970      (b)$19.045
 Ending Number of AUs............................. (a)0            (a)2,709
                                                   (b)0            (b)421

---------------------------------------------------
EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.241       (a)$8.840
                                                   (b)$11.038      (b)$10.660
 Ending AUV....................................... (a)$8.840       (a)$7.476
                                                   (b)$10.660      (b)$8.988
 Ending Number of AUs............................. (a)0            (a)862
                                                   (b)0            (b)545

---------------------------------------------------
EQUITY OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.417      (a)$12.469
                                                   (b)$15.473      (b)$15.514
 Ending AUV....................................... (a)$12.469      (a)$12.671
                                                   (b)$15.514      (b)$15.717
 Ending Number of AUs............................. (a)0            (a)2,566
                                                   (b)0            (b)677

---------------------------------------------------
FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.517      (a)$10.366
                                                   (b)$11.004      (b)$10.889
 Ending AUV....................................... (a)$10.366      (a)$9.752
                                                   (b)$10.889      (b)$10.214
 Ending Number of AUs............................. (a)0            (a)1,020
                                                   (b)0            (b)736

---------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.039      (a)$12.915
                                                   (b)$12.798      (b)$12.657
 Ending AUV....................................... (a)$12.915      (a)$11.980
                                                   (b)$12.657      (b)$11.705
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$14.245      (a)$13.910
                                                   (b)$13.919      (b)$13.623
 Ending AUV....................................... (a)$13.910      (a)$12.787
                                                   (b)$13.623      (b)$12.486
 Ending Number of AUs............................. (a)0            (a)362
                                                   (b)0            (b)0

---------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.022      (a)$9.844
                                                   (b)$10.078      (b)$10.038
 Ending AUV....................................... (a)$9.844       (a)$9.360
                                                   (b)$10.038      (b)$9.761
 Ending Number of AUs............................. (a)0            (a)931
                                                   (b)0            (b)0

---------------------------------------------------
FUNDAMENTAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.461      (a)$12.538
                                                   (b)$15.752      (b)$15.899
 Ending AUV....................................... (a)$12.538      (a)$12.559
                                                   (b)$15.899      (b)$15.878
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.870       (a)$9.812
                                                   (b)$12.613      (b)$12.570
 Ending AUV....................................... (a)$9.812       (a)$9.402
                                                   (b)$12.570      (b)$12.009
 Ending Number of AUs............................. (a)0            (a)3,135
                                                   (b)0            (b)445

---------------------------------------------------
GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.433      (a)$11.458
                                                   (b)$12.638      (b)$12.648
 Ending AUV....................................... (a)$11.458      (a)$11.165
                                                   (b)$12.648      (b)$12.288
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND - GST Class Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.056      (a)$10.179
                                                   (b)$9.885       (b)$9.988
 Ending AUV....................................... (a)$10.179      (a)$9.482
                                                   (b)$9.988       (b)$9.276
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.918       (a)$9.815
                                                   (b)$9.710       (b)$9.627
 Ending AUV....................................... (a)$9.815       (a)$9.233
                                                   (b)$9.627       (b)$9.029
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)2,024

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
GOLDMAN SACHS STRATEGIC INCOME FUND - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.878       (a)$9.801
                                                   (b)$9.820       (b)$9.761
 Ending AUV....................................... (a)$9.801       (a)$9.476
                                                   (b)$9.761       (b)$9.409
 Ending Number of AUs............................. (a)0            (a)2,343
                                                   (b)0            (b)0

---------------------------------------------------
GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.992       (a)$10.073
                                                   (b)$12.286      (b)$12.363
 Ending AUV....................................... (a)$10.073      (a)$9.991
                                                   (b)$12.363      (b)$12.227
 Ending Number of AUs............................. (a)0            (a)4,458
                                                   (b)0            (b)1,527

---------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.890      (a)$12.209
                                                   (b)$17.403      (b)$17.945
 Ending AUV....................................... (a)$12.209      (a)$11.966
                                                   (b)$17.945      (b)$17.534
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GROWTH PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.304      (a)$12.279
                                                   (b)$15.385      (b)$15.363
 Ending AUV....................................... (a)$12.279      (a)$12.133
                                                   (b)$15.363      (b)$15.134
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.376      (a)$12.576
                                                   (b)$15.518      (b)$15.802
 Ending AUV....................................... (a)$12.576      (a)$12.137
                                                   (b)$15.802      (b)$15.205
 Ending Number of AUs............................. (a)0            (a)2,022
                                                   (b)0            (b)1,214

---------------------------------------------------
HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.330      (a)$10.035
                                                   (b)$14.013      (b)$13.678
 Ending AUV....................................... (a)$10.035      (a)$9.475
                                                   (b)$13.678      (b)$12.876
 Ending Number of AUs............................. (a)0            (a)1,751
                                                   (b)0            (b)398

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.941       (a)$9.663
                                                   (b)$10.738      (b)$10.430
 Ending AUV....................................... (a)$9.663       (a)$9.559
                                                   (b)$10.430      (b)$10.287
 Ending Number of AUs............................. (a)0            (a)834
                                                   (b)0            (b)748

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
INTERNATIONAL EQUITY PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.804       (a)$9.595
                                                   (b)$9.943       (b)$9.733
 Ending AUV....................................... (a)$9.595       (a)$9.196
                                                   (b)$9.733       (b)$9.300
 Ending Number of AUs............................. (a)0            (a)5,456
                                                   (b)0            (b)0

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.278      (a)$9.871
                                                   (b)$9.280       (b)$8.943
 Ending AUV....................................... (a)$9.871       (a)$9.582
                                                   (b)$8.943       (b)$8.656
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.105      (a)$10.173
                                                   (b)$9.858       (b)$9.890
 Ending AUV....................................... (a)$10.173      (a)$9.619
                                                   (b)$9.890       (b)$9.323
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
INVESCO VI AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.004      (a)$13.121
                                                   (b)$17.843      (b)$18.076
 Ending AUV....................................... (a)$13.121      (a)$13.594
                                                   (b)$18.076      (b)$18.671
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
INVESCO VI COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.181      (a)$12.271
                                                   (b)$15.537      (b)$15.568
 Ending AUV....................................... (a)$12.271      (a)$11.385
                                                   (b)$15.568      (b)$14.401
 Ending Number of AUs............................. (a)0            (a)2,563
                                                   (b)0            (b)1,247

---------------------------------------------------
INVESCO VI GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.043      (a)$12.185
                                                   (b)$15.365      (b)$15.481
 Ending AUV....................................... (a)$12.185      (a)$11.652
                                                   (b)$15.481      (b)$14.760
 Ending Number of AUs............................. (a)0            (a)2,504
                                                   (b)0            (b)1,404

---------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.117      (a)$9.947
                                                   (b)$9.754       (b)$9.532
 Ending AUV....................................... (a)$9.947       (a)$9.017
                                                   (b)$9.532       (b)$8.615
 Ending Number of AUs............................. (a)0            (a)2,089
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
LARGE CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.344      (a)$10.517
                                                   (b)$9.880       (b)$10.024
 Ending AUV....................................... (a)$10.517      (a)$10.849
                                                   (b)$10.024      (b)$10.310
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
LARGE CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.232      (a)$10.302
                                                   (b)$9.921       (b)$9.981
 Ending AUV....................................... (a)$10.302      (a)$9.673
                                                   (b)$9.981       (b)$9.343
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND BOND DEBENTURE PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.008      (a)$9.948
                                                   (b)$10.079      (b)$10.037
 Ending AUV....................................... (a)$9.948       (a)$9.896
                                                   (b)$10.037      (b)$9.746
 Ending Number of AUs............................. (a)0            (a)4,460
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND FUNDAMENTAL EQUITY PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.180      (a)$10.347
                                                   (b)$9.854       (b)$10.032
 Ending AUV....................................... (a)$10.347      (a)$9.881
                                                   (b)$10.032      (b)$9.552
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.921      (a)$12.109
                                                   (b)$13.156      (b)$13.389
 Ending AUV....................................... (a)$12.109      (a)$11.634
                                                   (b)$13.389      (b)$12.825
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
LORD ABBETT SERIES FUND SHORT DURATION PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.008      (a)$9.948
                                                   (b)$10.042      (b)$9.974
 Ending AUV....................................... (a)$9.948       (a)$9.896
                                                   (b)$9.974       (b)$9.892
 Ending Number of AUs............................. (a)0            (a)4,460
                                                   (b)0            (b)0

---------------------------------------------------
MANAGED ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.131      (a)$10.162
                                                   (b)$14.213      (b)$14.257
 Ending AUV....................................... (a)$10.162      (a)$9.917
                                                   (b)$14.257      (b)$13.872
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
MANAGED ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.179      (a)$10.215
                                                   (b)$14.761      (b)$14.824
 Ending AUV....................................... (a)$10.215      (a)$9.914
                                                   (b)$14.824      (b)$14.345
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.155      (a)$10.188
                                                   (b)$14.193      (b)$14.247
 Ending AUV....................................... (a)$10.188      (a)$9.902
                                                   (b)$14.247      (b)$13.805
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
MANAGED ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.145      (a)$10.179
                                                   (b)$14.302      (b)$14.355
 Ending AUV....................................... (a)$10.179      (a)$9.903
                                                   (b)$14.355      (b)$13.924
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
MID CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.385      (a)$10.522
                                                   (b)$9.789       (b)$9.936
 Ending AUV....................................... (a)$10.522      (a)$10.418
                                                   (b)$9.936       (b)$9.808
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
MID CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.354      (a)$10.535
                                                   (b)$9.820       (b)$10.535
 Ending AUV....................................... (a)$10.535      (a)$9.791
                                                   (b)$10.535      (b)$9.791
 Ending Number of AUs............................. (a)0            (a)2,231
                                                   (b)0            (b)2,231

---------------------------------------------------
MID-CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.867      (a)$13.019
                                                   (b)$19.450      (b)$19.686
 Ending AUV....................................... (a)$13.019      (a)$13.228
                                                   (b)$19.686      (b)$19.941
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
MORGAN STANLEY UIF GLOBAL INFRASTRUCTURE PORTFOLIO - UIF Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.097      (a)$10.114
                                                   (b)$10.019      (b)$10.046
 Ending AUV....................................... (a)$10.114      (a)$8.614
                                                   (b)$10.046      (b)$8.531
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)1,711

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
NATURAL RESOURCES PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.455       (a)$8.465
                                                   (b)$9.345       (b)$8.456
 Ending AUV....................................... (a)$8.465       (a)$6.565
                                                   (b)$8.456       (b)$6.538
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
NEUBERGER BERMAN AMT ABSOLUTE RETURN MULTI-MANAGER FUND PORTFOLIO - NBAMT - Class
S Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.908       (a)$9.952
                                                   (b)$9.979       (b)$9.992
 Ending AUV....................................... (a)$9.952       (a)$9.345
                                                   (b)$9.992       (b)$9.355
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)1,928

---------------------------------------------------
PIMCO ALL ASSET PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.979       (a)$9.681
                                                   (b)$10.145      (b)$9.886
 Ending AUV....................................... (a)$9.681       (a)$8.695
                                                   (b)$9.886       (b)$8.853
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.008      (a)$9.563
                                                   (b)$10.295      (b)$9.944
 Ending AUV....................................... (a)$9.563       (a)$9.240
                                                   (b)$9.944       (b)$9.579
 Ending Number of AUs............................. (a)0            (a)2,330
                                                   (b)0            (b)0

---------------------------------------------------
PIMCO UNCONSTRAINED BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.011      (a)$9.978
                                                   (b)$9.984       (b)$9.976
 Ending AUV....................................... (a)$9.978       (a)$9.694
                                                   (b)$9.976       (b)$9.663
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)1,280

---------------------------------------------------
REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.935      (a)$11.200
                                                   (b)$11.376      (b)$11.775
 Ending AUV....................................... (a)$11.200      (a)$11.252
                                                   (b)$11.775      (b)$11.794
 Ending Number of AUs............................. (a)0            (a)203
                                                   (b)0            (b)823

---------------------------------------------------
REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.022      (a)$9.937
                                                   (b)$11.606      (b)$11.527
 Ending AUV....................................... (a)$9.937       (a)$9.695
                                                   (b)$11.527      (b)$11.213
 Ending Number of AUs............................. (a)0            (a)3,086
                                                   (b)0            (b)472

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
SA AB GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.353      (a)$13.522
                                                   (b)$17.500      (b)$17.707
 Ending AUV....................................... (a)$13.522      (a)$14.843
                                                   (b)$17.707      (b)$19.379
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.223      (a)$10.364
                                                   (b)$11.332      (b)$11.473
 Ending AUV....................................... (a)$10.364      (a)$9.766
                                                   (b)$11.473      (b)$10.778
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SA COLUMBIA FOCUSED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.183      (a)$10.079
                                                   (b)$9.922       (b)$9.859
 Ending AUV....................................... (a)$10.079      (a)$10.285
                                                   (b)$9.859       (b)$10.030
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SA COLUMBIA FOCUSED VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.129      (a)$10.406
                                                   (b)$9.784       (b)$9.984
 Ending AUV....................................... (a)$10.406      (a)$9.864
                                                   (b)$9.984       (b)$9.436
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.814       (a)$9.844
                                                   (b)$13.883      (b)$13.923
 Ending AUV....................................... (a)$9.844       (a)$9.700
                                                   (b)$13.923      (b)$13.679
 Ending Number of AUs............................. (a)0            (a)24,050
                                                   (b)0            (b)1,942

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.789      (a)$11.885
                                                   (b)$14.271      (b)$14.380
 Ending AUV....................................... (a)$11.885      (a)$11.879
                                                   (b)$14.380      (b)$14.331
 Ending Number of AUs............................. (a)0            (a)1,563
                                                   (b)0            (b)733

---------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.333      (a)$12.303
                                                   (b)$16.474      (b)$16.573
 Ending AUV....................................... (a)$12.303      (a)$12.170
                                                   (b)$16.573      (b)$16.345
 Ending Number of AUs............................. (a)0            (a)490
                                                   (b)0            (b)484

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit


        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
SA MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.130      (a)$12.408
                                                   (b)$16.612      (b)$16.994
 Ending AUV....................................... (a)$12.408      (a)$12.269
                                                   (b)$16.994      (b)$16.752
 Ending Number of AUs............................. (a)0            (a)2,704
                                                   (b)0            (b)1,101

---------------------------------------------------
SA MFS TOTAL RETURN PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.290      (a)$11.396
                                                   (b)$14.377      (b)$14.516
 Ending AUV....................................... (a)$11.396      (a)$11.191
                                                   (b)$14.516      (b)$14.213
 Ending Number of AUs............................. (a)0            (a)1,705
                                                   (b)0            (b)0

---------------------------------------------------
SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$12.052      (a)$12.351
                                                   (b)$18.341      (b)$18.813
 Ending AUV....................................... (a)$12.351      (a)$11.474
                                                   (b)$18.813      (b)$17.425
 Ending Number of AUs............................. (a)0            (a)809
                                                   (b)0            (b)293

---------------------------------------------------
SMALL CAP PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.658      (a)$10.859
                                                   (b)$9.695       (b)$10.011
 Ending AUV....................................... (a)$10.859      (a)$10.108
                                                   (b)$10.011      (b)$9.291
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.724      (a)$11.699
                                                   (b)$15.391      (b)$15.435
 Ending AUV....................................... (a)$11.699      (a)$10.682
                                                   (b)$15.435      (b)$14.051
 Ending Number of AUs............................. (a)0            (a)2,150
                                                   (b)0            (b)364

---------------------------------------------------
STOCK PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.392      (a)$10.385
                                                   (b)$9.978       (b)$9.968
 Ending AUV....................................... (a)$10.385      (a)$11.325
                                                   (b)$9.968       (b)$10.837
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.089      (a)$10.130
                                                   (b)$12.469      (b)$12.513
 Ending AUV....................................... (a)$10.130      (a)$9.502
                                                   (b)$12.513      (b)$11.703
 Ending Number of AUs............................. (a)0            (a)2,284
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.091      (a)$10.146
                                                   (b)$12.361      (b)$12.426
 Ending AUV....................................... (a)$10.146      (a)$9.492
                                                   (b)$12.426      (b)$11.589
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$13.494      (a)$14.171
                                                   (b)$15.450      (b)$16.235
 Ending AUV....................................... (a)$14.171      (a)$15.391
                                                   (b)$16.235      (b)$17.579
 Ending Number of AUs............................. (a)0            (a)1,423
                                                   (b)0            (b)0

---------------------------------------------------
TELECOM UTILITY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$11.801      (a)$11.573
                                                   (b)$18.344      (b)$18.179
 Ending AUV....................................... (a)$11.573      (a)$10.043
                                                   (b)$18.179      (b)$15.729
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.188      (a)$10.220
                                                   (b)$9.929       (b)$9.936
 Ending AUV....................................... (a)$10.220      (a)$10.075
                                                   (b)$9.936       (b)$9.765
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$9.790       (a)$9.535
                                                   (b)$9.942       (b)$9.696
 Ending AUV....................................... (a)$9.535       (a)$9.336
                                                   (b)$9.696       (b)$9.465
 Ending Number of AUs............................. (a)0            (a)6,080
                                                   (b)0            (b)3,540

---------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.461      (a)$10.595
                                                   (b)$9.809       (b)$9.972
 Ending AUV....................................... (a)$10.595      (a)$10.218
                                                   (b)$9.972       (b)$9.587
 Ending Number of AUs............................. (a)0            (a)22,402
                                                   (b)0            (b)2,212

---------------------------------------------------
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.304      (a)$10.447
                                                   (b)$9.907       (b)$9.951
 Ending AUV....................................... (a)$10.447      (a)$11.282
                                                   (b)$9.951       (b)$10.714
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/14      12/31/15
================================================== =============   ============
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.711      (a)$10.945
                                                   (b)$9.585       (b)$9.918
 Ending AUV....................................... (a)$10.945      (a)$10.340
                                                   (b)$9.918       (b)$9.342
 Ending Number of AUs............................. (a)0            (a)13,667
                                                   (b)0            (b)1,324

---------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.340      (a)$10.455
                                                   (b)$9.912       (b)$10.002
 Ending AUV....................................... (a)$10.455      (a)$10.450
                                                   (b)$10.002      (b)$9.967
 Ending Number of AUs............................. (a)0            (a)51,958
                                                   (b)0            (b)4,359

---------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.064      (a)$10.054
                                                   (b)$12.148      (b)$12.116
 Ending AUV....................................... (a)$10.054      (a)$9.809
                                                   (b)$12.116      (b)$11.786
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.162      (a)$10.178
                                                   (b)$11.340      (b)$11.341
 Ending AUV....................................... (a)$10.178      (a)$9.681
                                                   (b)$11.341      (b)$10.756
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.................................... (a)$10.098      (a)$10.184
                                                   (b)$11.694      (b)$11.756
 Ending AUV....................................... (a)$10.184      (a)$9.844
                                                   (b)$11.756      (b)$11.329
 Ending Number of AUs............................. (a)0            (a)0
                                                   (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




  PROSPECTUS PROVISION                AVAILABILITY OR VARIATION                  ISSUE STATE
Administration Charge    Contract Maintenance Fee is $30.                   New Mexico
Administration Charge    Charge will be deducted pro-rata from Variable     New York
                           Portfolios only.                                 Oregon
                                                                            Texas
                                                                            Washington
Annuity Date             You may switch to the Income Phase any time after  Florida your first contract anniversary.
Annuity Date             You may begin the Income Phase any time 13 or      New York
                           more months after contract issue.
Free Look                If you are age 65 or older on the contract issue   Arizona
                           date, the Free Look period is 30 days.
Free Look                If you are age 60 or older on the contract issue   California
                           date, the Free Look period is 30 days.
Free Look                The Free Look period is 21 days and the amount is  Florida calculated as the value of your contract plus
                           fees and
                         charges on the day we receive your request in
                           Good Order at the Annuity Service Center.
Free Look                The Free Look period is 20 days.                   Idaho
                                                                            North Dakota
                                                                            Rhode Island
                                                                            Texas
Free Look                The Free Look amount is calculated as the greater  New York of (1) Purchase Payments or (2) the value of
                           your
                         contract plus fees and charges on the day we
                           receive your request in Good Order at the Annuity
                           Service
                         Center.
Joint Ownership          Benefits and Features to be made available to      California
                           Domestic Partners                                District of Columbia
                                                                            Maine
                                                                            Nevada
                                                                            Oregon
                                                                            Washington
                                                                            Wisconsin
Joint Ownership          Benefits and Features to be made available to      Colorado
                           Civil Union Partners                             Hawaii
                                                                            Illinois
                                                                            New Jersey
Minimum Contract Value   The minimum remaining contract value after a       Texas
                           partial withdrawal must be $2,000.
Nursing Home Waiver      The Nursing Home Waiver is not available.          California
Premium Tax              We deduct premium tax charges of 0.50% for         California
                           Qualified contracts and 2.35% for Non-Qualified
                           contracts
                         based on contract value when you begin the Income
                           Phase.
Premium Tax              We deduct premium tax charges of 2.0% for          Maine
                           Non-Qualified contracts based on total Purchase
                           Payments
                         when you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 3.5% for          Nevada
                           Non-Qualified contracts based on contract value
                           when you
                         begin the Income Phase.
Premium Tax              For the first $500,000 in the contract, we deduct  South Dakota premium tax charges of 1.25% for Non-Qualified
                         contracts based on total Purchase Payments when
                           you begin the Income Phase. For any amount in
                           excess
                         of $500,000 in the contract, we deduct front-end
                           premium tax charges of 0.08% for Non-Qualified
                         contracts based on total Purchase Payments when
                           you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 1.0% for          West Virginia
                           Qualified contracts and 1.0% for Non-Qualified
                           contracts
                         based on contract value when you begin the Income
                           Phase.
Premium Tax              We deduct premium tax charges of 1.0% for          Wyoming
                           Non-Qualified contracts based on total Purchase
                           Payments
                         when you begin the Income Phase.
Transfer Privilege       Any transfer over the limit of 15 will incur a     Pennsylvania
                           $10 transfer fee.                                Texas



                                      B-1



        Please forward a copy (without charge) of the Polaris Select Investor Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                    POLARIS SELECT INVESTOR VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2016, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 2, 2016

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Separate Account and the Company...........................................    3

General Account............................................................    4

Master-Feeder Structure....................................................    5

Performance Data...........................................................    6

Annuity Income Payments....................................................   10

Annuity Unit Values........................................................   11

Taxes......................................................................   14

Broker-Dealer Firms Receiving Revenue Sharing Payments.....................   26

Distribution of Contracts..................................................   27

Financial Statements.......................................................   27

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.


     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance contract charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.


GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days


The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.


The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)



The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:



                                                       365/7
            Effective Yield = [(Base Period Return + 1)     - 1]



The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.


OTHER VARIABLE PORTFOLIOS


The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return."


Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                 n
        P (1 + T)  = ERV


where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

      For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.


     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.


     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------



     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

     P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity income payments factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

      First annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $606.51/$13.256932 = 45.750264

     P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

       Second annuity income payment = $45.750264 x $13.327695 = $609.75

     The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

     Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")


A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..   a citizen or resident of the United States

..   a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..   any estate or trust other than a foreign estate or foreign trust (see
    Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2016 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2016 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2016 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2016 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2016 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2016 is between $184,000 and $194,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2016 is less than:
$184,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $117,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2015, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
BOSC, Inc
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Metropolitan Life Insurance Corporation
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Primerica Financial Services
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

The contracts are offered on a continuous basis through AIG Capital
Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and
AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.


     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN GENERAL
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2015
                                                                  Annual Report

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contract Owners of its separate account, Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting Variable Separate Account (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                      Due from
                                                        (to)
                                                      American                    Contract                       Net assets
                                      Investment    General Life                  owners -   Contract owners - attributable to
                                    securities - at  Insurance                    annuity      accumulation    contract owner
Sub-accounts                          fair value      Company      Net Assets     reserves       reserves         reserves
----------------------------------- --------------- ------------ --------------- ----------- ----------------- ---------------
AFIS - Capital Income Builder       $       662,428  $      --   $       662,428 $        --  $       662,428  $       662,428
American Funds Asset Allocation
  Fund Class 2                           63,747,447        895        63,748,342     357,288       63,391,054       63,748,342
American Funds Asset Allocation
  Fund Class 3                           36,231,221         --        36,231,221     671,698       35,559,523       36,231,221
American Funds Cash Management
  Fund Class 3                            6,069,576         (2)        6,069,574     277,420        5,792,154        6,069,574
American Funds Global Growth Fund
  Class 2                               194,637,988         27       194,638,015     386,983      194,251,032      194,638,015
American Funds Growth Fund Class 2      266,061,730          3       266,061,733     741,714      265,320,019      266,061,733
American Funds Growth Fund Class 3      193,645,942         (4)      193,645,938   4,945,401      188,700,537      193,645,938
American Funds Growth- Income Fund
  Class 2                               266,504,453      1,338       266,505,791     854,819      265,650,972      266,505,791
American Funds Growth- Income Fund
  Class 3                               161,492,915         --       161,492,915   5,348,442      156,144,473      161,492,915
American Funds High- Income Bond
  Fund Class 3                           11,609,844         --        11,609,844     405,107       11,204,737       11,609,844
American Funds International Fund
  Class 3                                31,581,887          1        31,581,888     400,810       31,181,078       31,581,888
American Funds US Government
  AAA-Rated Securities Fund Class 3      10,978,306         --        10,978,306     260,930       10,717,376       10,978,306
AST Asset Allocation Portfolio
  Class 1                                94,888,244    (56,459)       94,831,785   1,499,544       93,332,241       94,831,785
AST Asset Allocation Portfolio
  Class 2                                 5,746,646         --         5,746,646      24,270        5,722,376        5,746,646
AST Asset Allocation Portfolio
  Class 3                                34,297,517       (110)       34,297,407     109,694       34,187,713       34,297,407
AST Capital Appreciation Portfolio
  Class 1                               284,724,319     (2,464)      284,721,855   1,856,962      282,864,893      284,721,855
AST Capital Appreciation Portfolio
  Class 2                                45,450,170         --        45,450,170     191,826       45,258,344       45,450,170
AST Capital Appreciation Portfolio
  Class 3                               426,888,485     34,384       426,922,869     816,436      426,106,433      426,922,869
AST Government and Quality Bond
  Portfolio Class 1                      70,011,245      3,409        70,014,654     853,505       69,161,149       70,014,654
AST Government and Quality Bond
  Portfolio Class 2                      29,886,353         (4)       29,886,349     297,660       29,588,689       29,886,349
AST Government and Quality Bond
  Portfolio Class 3                     517,421,769     61,051       517,482,820     405,004      517,077,816      517,482,820
AST Growth Portfolio Class 1             67,831,736     (9,047)       67,822,689     538,341       67,284,348       67,822,689
AST Growth Portfolio Class 2             18,719,395         --        18,719,395      28,858       18,690,537       18,719,395
AST Growth Portfolio Class 3             89,410,558       (211)       89,410,347     500,463       88,909,884       89,410,347
AST Multi-Asset Portfolio Class 3            83,287     24,361           107,648          --          107,648          107,648
AST Natural Resources Portfolio
  Class 1                                20,531,551        306        20,531,857      55,179       20,476,678       20,531,857
AST Natural Resources Portfolio
  Class 2                                 5,118,355         --         5,118,355       8,732        5,109,623        5,118,355
AST Natural Resources Portfolio
  Class 3                                66,749,315       (115)       66,749,200     141,819       66,607,381       66,749,200
BLK Global Allocation VI Fund             2,036,288         --         2,036,288          --        2,036,288        2,036,288
BLK iShares Alt Strategies VI Fund          630,022          5           630,027          --          630,027          630,027
BLK iShares Dynamic Allocation VI
  Fund                                      288,623         --           288,623          --          288,623          288,623
BLK iShares Dynamic Fixed Income
  VI Fund                                    49,112         --            49,112          --           49,112           49,112
BLK iShares Equity Appreciation VI
  Fund                                       91,274         --            91,274          --           91,274           91,274
Columbia VP Asset Allocation Fund
  Class 1                                   771,994         --           771,994          --          771,994          771,994
Columbia VP -Dividend Opportunity
  Fund Class 1                            1,848,927         --         1,848,927          --        1,848,927        1,848,927
Columbia VP -Emerging Markets Bond
  Fund Class 2                                1,916         --             1,916          --            1,916            1,916
Columbia VP Income Opportunities
  Fund Class 1                           12,963,942        (86)       12,963,856      14,665       12,949,191       12,963,856
Columbia VP -Limited Duration
  Credit Fund Class 2                        90,115         --            90,115          --           90,115           90,115
Columbia VP Marsico 21st Century
  Fund Class 1                            1,016,555         --         1,016,555          --        1,016,555        1,016,555
Columbia VP Marsico Focused
  Equities Fund Class 1                  26,649,652         (8)       26,649,644     109,595       26,540,049       26,649,644
Columbia VP Marsico Growth Fund
  Class 1                                 1,704,995         (1)        1,704,994          --        1,704,994        1,704,994
Columbia VP Marsico International
  Opportunities Fund Class 2              1,448,271         --         1,448,271          --        1,448,271        1,448,271
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  443,287         --           443,287          --          443,287          443,287
Columbia VP Small Company Growth
  Fund Class 1                              718,921         --           718,921          --          718,921          718,921
Franklin Income Securities Fund
  Class 2                               140,066,715      9,242       140,075,957     103,365      139,972,592      140,075,957
Franklin Strategic Income VIP Fund          541,942         --           541,942          --          541,942          541,942
Franklin Templeton VIP Founding
  Funds Allocations Fund Class 2         48,202,274       (267)       48,202,007          --       48,202,007       48,202,007
GS VIT Global Markets Navigator Fd
  SVC                                        39,641         --            39,641          --           39,641           39,641
GS VIT Multi-Strategy Alt Port
  Advisor                                   495,129         --           495,129          --          495,129          495,129
GS VIT Strategic Income Fund
  Advisor                                   179,962         --           179,962          --          179,962          179,962
Invesco V.I. Balanced-Risk
  Allocation Fd                             233,043         --           233,043          --          233,043          233,043
Invesco VI American Franchise Fund
  Series II                              17,915,186        (56)       17,915,130     223,645       17,691,485       17,915,130
Invesco VI Comstock Fund Series II      319,150,324   (238,829)      318,911,495     193,809      318,717,686      318,911,495
Invesco VI Growth and Income Fund
  Series II                             453,813,890     (1,666)      453,812,224     430,742      453,381,482      453,812,224
Ivy Funds VIP Asset Strategy                289,994         --           289,994          --          289,994          289,994
Lord Abbett Fundamental Equity              170,491          1           170,492          --          170,492          170,492
Lord Abbett Growth and Income
  Portfolio Class VC                 206,593,936.00       1.00    206,593,937.00  514,361.24   206,079,575.76   206,593,937.00
Lord Abbett Mid Cap Stock
  Portfolio Class VC                     19,054,999         22        19,055,021      45,714       19,009,307       19,055,021
Lord Abbett Series Fund Bond
  Debenture                                 436,149         --           436,149          --          436,149          436,149
Lord Abbett Series Fund Short
  Duration                                  903,380          1           903,381          --          903,381          903,381
Morgan Stanley UIF Global
  Infrastructure                            377,895         --           377,895          --          377,895          377,895
Neuberger Berman AMT Absolute
  Return Multi Mngr Portfolio               477,375         --           477,375          --          477,375          477,375
PIMCO All Asset Portfolio                    18,142         --            18,142          --           18,142           18,142
PIMCO Emerging Markets Bond
  Portfolio                                  41,143         --            41,143          --           41,143           41,143
PIMCO Unconstrained Bond Portfolio          361,075         --           361,075          --          361,075          361,075
Principal Diversified
  International Account Class 1             984,214         (1)          984,213     105,937          878,276          984,213
Principal Diversified
  International Account Class 2             381,699         (1)          381,698          --          381,698          381,698
Principal Equity Income Account
  Class 1                                13,742,464         (1)       13,742,463     183,164       13,559,299       13,742,463
Principal Equity Income Account
  Class 2                                 8,705,414         --         8,705,414          --        8,705,414        8,705,414
Principal Government & High
  Quality Bond Class 1                    2,956,911         --         2,956,911      17,834        2,939,077        2,956,911
Principal Government & High
  Quality Bond Class 2                      792,918         --           792,918          --          792,918          792,918
Principal Income Account Class 1          4,571,031         --         4,571,031       2,183        4,568,848        4,571,031
Principal Income Account Class 2          2,216,559          1         2,216,560     143,914        2,072,646        2,216,560
Principal LargeCap Growth Account
  Class 1                                   668,524         --           668,524          --          668,524          668,524
Principal LargeCap Growth Account
  Class 2                                   420,667         --           420,667          --          420,667          420,667
Principal Money Market Account
  Class 1                                   877,922         (1)          877,921         723          877,198          877,921
Principal Money Market Account
  Class 2                                   484,218         --           484,218      34,069          450,149          484,218
Principal PVC Capital Appreciation
  Account Class 1                        10,585,868         --        10,585,868     199,474       10,386,394       10,585,868
Principal PVC MidCap Blend Acct
  Class 1                                 1,947,924         --         1,947,924       5,511        1,942,413        1,947,924
Principal PVC MidCap Blend Acct
  Class 2                                   786,812         --           786,812          --          786,812          786,812
Principal PVC Principal Capital
  Appreciation Account Class 2            2,108,503         --         2,108,503          --        2,108,503        2,108,503
Principal PVC SmallCap Blend
  Account Class 1                           695,220         --           695,220       1,034          694,186          695,220
Principal Real Estate Securities
  Account Class 1                           459,360         --           459,360          --          459,360          459,360
Principal Real Estate Securities
  Account Class 2                           249,517         --           249,517          --          249,517          249,517
Principal SAM Balanced Portfolio
  Class 1                                34,164,666          2        34,164,668       2,429       34,162,239       34,164,668

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015

                                                    Due from
                                                      (to)
                                                    American
                                                     General                  Contract                      Net assets
                                      Investment      Life                    owners -  Contract owners - attributable to
                                    securities - at Insurance                 annuity     accumulation    contract owner
Sub-accounts                          fair value     Company    Net Assets    reserves      reserves         reserves
----------------------------------  --------------- --------- -------------- ---------- ----------------- ---------------
Principal SAM Balanced Portfolio
  Class 2                           $   31,530,348  $      2  $   31,530,350 $   69,875  $   31,460,475   $   31,530,350
Principal SAM Conservative
  Balanced Portfolio Class 1             3,471,829        --       3,471,829      8,178       3,463,651        3,471,829
Principal SAM Conservative
  Balanced Portfolio Class 2             4,201,520        (1)      4,201,519         --       4,201,519        4,201,519
Principal SAM Conservative Growth
  Portfolio Class 1                     17,274,371        --      17,274,371     56,024      17,218,347       17,274,371
Principal SAM Conservative Growth
  Portfolio Class 2                     18,070,800        (1)     18,070,799         --      18,070,799       18,070,799
Principal SAM Flexible Income
  Portfolio Class 1                      7,000,546         1       7,000,547     22,812       6,977,735        7,000,547
Principal SAM Flexible Income
  Portfolio Class 2                      6,718,551        (1)      6,718,550    119,142       6,599,408        6,718,550
Principal SAM Strategic Growth
  Portfolio Class 1                      4,220,271        --       4,220,271     48,759       4,171,512        4,220,271
Principal SAM Strategic Growth
  Portfolio Class 2                      7,082,677        (1)      7,082,676         --       7,082,676        7,082,676
Principal Short-Term Income
  Account Class 1                          692,343        --         692,343      3,194         689,149          692,343
Principal Short-Term Income
  Account Class 2                          666,760        --         666,760         --         666,760          666,760
PVC SmallCap Blend Account Class 2         380,420        --         380,420         --         380,420          380,420
SAST Aggressive Growth Portfolio
  Class 1                               22,880,000    23,971      22,903,971    262,425      22,641,546       22,903,971
SAST Aggressive Growth Portfolio
  Class 2                                3,085,053        --       3,085,053        208       3,084,845        3,085,053
SAST Aggressive Growth Portfolio
  Class 3                               24,105,187        (9)     24,105,178     12,341      24,092,837       24,105,178
SAST Alliance Growth Portfolio
  Class 1                              171,218,640   (92,747)    171,125,893  1,094,047     170,031,846      171,125,893
SAST Alliance Growth Portfolio
  Class 2                               19,731,723         1      19,731,724     25,573      19,706,151       19,731,724
SAST Alliance Growth Portfolio
  Class 3                              109,017,123        (9)    109,017,114    214,800     108,802,314      109,017,114
SAST American Funds Asset
  Allocation Portfolio Class 3         188,723,724   124,183     188,847,907    219,902     188,628,005      188,847,907
SAST American Funds Global Growth
  Portfolio Class 3                    393,522,261    59,613     393,581,874    156,889     393,424,985      393,581,874
SAST American Funds Growth
  Portfolio Class 3                    291,179,702   263,042     291,442,744    111,447     291,331,297      291,442,744
SAST American Funds Growth- Income
  Portfolio Class 3                    227,682,745   111,264     227,794,009    259,764     227,534,245      227,794,009
SAST Balanced Portfolio Class 1         42,403,163       137      42,403,300    579,786      41,823,514       42,403,300
SAST Balanced Portfolio Class 2          7,482,921        --       7,482,921     42,340       7,440,581        7,482,921
SAST Balanced Portfolio Class 3         93,203,769       (57)     93,203,712     78,516      93,125,196       93,203,712
SAST Blue Chip Growth Portfolio
  Class 1                                7,561,300         1       7,561,301     65,197       7,496,104        7,561,301
SAST Blue Chip Growth Portfolio
  Class 2                                2,823,588        --       2,823,588         --       2,823,588        2,823,588
SAST Blue Chip Growth Portfolio
  Class 3                               87,975,308    41,189      88,016,497     16,481      88,000,016       88,016,497
SAST Capital Growth Portfolio
  Class 1                                4,952,354         1       4,952,355     11,380       4,940,975        4,952,355
SAST Capital Growth Portfolio
  Class 2                                1,446,720        --       1,446,720         --       1,446,720        1,446,720
SAST Capital Growth Portfolio
  Class 3                               39,523,362       410      39,523,772     28,475      39,495,297       39,523,772
SAST Cash Management Portfolio
  Class 1                               32,484,487       579      32,485,066    117,017      32,368,049       32,485,066
SAST Cash Management Portfolio
  Class 2                                8,217,322         1       8,217,323     20,904       8,196,419        8,217,323
SAST Cash Management Portfolio
  Class 3                              174,085,068   (50,624)    174,034,444    866,932     173,167,512      174,034,444
SAST Corporate Bond Portfolio
  Class 1                               59,827,714        76      59,827,790    616,385      59,211,405       59,827,790
SAST Corporate Bond Portfolio
  Class 2                               17,549,162        (2)     17,549,160    640,322      16,908,838       17,549,160
SAST Corporate Bond Portfolio
  Class 3                              576,674,297    94,562     576,768,859    392,089     576,376,770      576,768,859
SA Legg Mason BW Large Cap Value
  Class 1                              337,295,855    23,266     337,319,121  1,940,048     335,379,073      337,319,121
SA Legg Mason BW Large Cap Value
  Class 2                               46,791,095         1      46,791,096    160,782      46,630,314       46,791,096
SA Legg Mason BW Large Cap Value
  Class 3                              415,660,009   274,251     415,934,260    416,953     415,517,307      415,934,260
SAST Dogs of Wall Street Portfolio
  Class 1                               24,244,410         3      24,244,413    226,003      24,018,410       24,244,413
SAST Dogs of Wall Street Portfolio
  Class 2                                6,003,521        --       6,003,521     62,009       5,941,512        6,003,521
SAST Dogs of Wall Street Portfolio
  Class 3                               86,951,714   268,826      87,220,540     14,209      87,206,331       87,220,540
SAST Dynamic Allocation
  Portfolio Class 3                  8,639,908,612   (17,131)  8,639,891,481     83,152   8,639,808,329    8,639,891,481
SAST Emerging Markets Portfolio
  Class 1                               19,254,259       990      19,255,249     65,809      19,189,440       19,255,249
SAST Emerging Markets Portfolio
  Class 2                                3,802,798        --       3,802,798     12,199       3,790,599        3,802,798
SAST Emerging Markets Portfolio
  Class 3                              114,999,357    11,582     115,010,939     56,441     114,954,498      115,010,939
SAST Equity Opportunities
  Portfolio Class 1                     26,677,139       193      26,677,332    378,005      26,299,327       26,677,332
SAST Equity Opportunities
  Portfolio Class 2                      4,563,032        --       4,563,032     16,401       4,546,631        4,563,032
SAST Equity Opportunities
  Portfolio Class 3                     47,228,252    31,463      47,259,715     32,609      47,227,106       47,259,715
SAST Foreign Value Portfolio Class
  2                                     15,361,547         2      15,361,549     96,779      15,264,770       15,361,549
SAST Foreign Value Portfolio Class
  3                                    414,533,055    23,436     414,556,491    202,332     414,354,160      414,556,491
SAST Fundamental Growth
  Portfolio Class 1                     38,922,955       321      38,923,276    342,880      38,580,396       38,923,276
SAST Fundamental Growth
  Portfolio Class 2                      2,351,698        --       2,351,698        274       2,351,424        2,351,698
SAST Fundamental Growth
  Portfolio Class 3                     61,636,530      (282)     61,636,248     51,024      61,585,224       61,636,248
SAST Global Bond Portfolio Class 1      24,923,958        54      24,924,012    203,607      24,720,405       24,924,012
SAST Global Bond Portfolio Class 2       5,495,172        --       5,495,172      8,883       5,486,289        5,495,172
SAST Global Bond Portfolio Class 3     192,126,108    46,425     192,172,533    112,120     192,060,413      192,172,533
SAST Global Equities Portfolio
  Class 1                               41,566,092   (36,198)     41,529,894    215,539      41,314,355       41,529,894
SAST Global Equities Portfolio
  Class 2                                4,181,865        --       4,181,865     15,586       4,166,279        4,181,865
SAST Global Equities Portfolio
  Class 3                               31,044,313        25      31,044,338     27,451      31,016,887       31,044,338
SAST Growth Opportunities
  Portfolio Class 1                      7,991,488        --       7,991,488     21,153       7,970,335        7,991,488
SAST Growth Opportunities
  Portfolio Class 2                      3,013,929        --       3,013,929     11,625       3,002,304        3,013,929
SAST Growth Opportunities
  Portfolio Class 3                    143,144,479      (654)    143,143,825     61,710     143,082,115      143,143,825
SAST Growth-Income Portfolio Class
  1                                    120,413,734       112     120,413,846  1,297,162     119,116,684      120,413,846
SAST Growth-Income Portfolio Class
  2                                      8,925,660         1       8,925,661     47,200       8,878,461        8,925,661
SAST Growth-Income Portfolio Class
  3                                    121,908,772    55,538     121,964,310    154,362     121,809,948      121,964,310
SAST High-Yield Bond Portfolio
  Class 1                               39,986,486       537      39,987,023    313,435      39,673,588       39,987,023
SAST High-Yield Bond Portfolio
  Class 2                                8,631,971         1       8,631,972     40,812       8,591,160        8,631,972
SAST High-Yield Bond Portfolio
  Class 3                              107,039,532    16,678     107,056,210     96,574     106,959,636      107,056,210
SAST International Diversified
  Equities Portfolio Class 1            31,856,396       839      31,857,235    292,580      31,564,655       31,857,235
SAST International Diversified
  Equities Portfolio Class 2            12,117,411         1      12,117,412     25,679      12,091,733       12,117,412
SAST International Diversified
  Equities Portfolio Class 3           125,539,501    38,020     125,577,521    135,997     125,441,524      125,577,521
SAST International Growth and
  Income Portfolio Class 1              30,684,104     2,506      30,686,610    265,817      30,420,793       30,686,610
SAST International Growth and
  Income Portfolio Class 2               5,482,966        --       5,482,966     17,367       5,465,599        5,482,966
SAST International Growth and
  Income Portfolio Class 3             126,608,442      (670)    126,607,772    119,503     126,488,269      126,607,772
SAST Marsico Focused Growth
  Portfolio Class 1                     12,762,757        --      12,762,757     22,037      12,740,720       12,762,757
SAST Marsico Focused Growth
  Portfolio Class 2                     11,070,321         1      11,070,322     40,367      11,029,955       11,070,322
SAST Marsico Focused Growth
  Portfolio Class 3                    103,848,874    21,494     103,870,368      1,115     103,869,253      103,870,368
SAST MFS Massachusetts Investors
  Trust Portfolio Class 1               47,894,395     1,586      47,895,981    302,151      47,593,830       47,895,981
SAST MFS Massachusetts Investors
  Trust Portfolio Class 2                9,141,034        (1)      9,141,033     11,737       9,129,296        9,141,033
SAST MFS Massachusetts Investors
  Trust Portfolio Class 3              252,137,359    66,484     252,203,843     71,891     252,131,952      252,203,843

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015


                                                         Due from
                                                           (to)
                                                         American
                                                          General                 Contract                     Net assets
                                           Investment      Life                   owners - Contract owners - attributable to
                                         securities - at Insurance                annuity    accumulation    contract owner
Sub-accounts                               fair value     Company    Net Assets   reserves     reserves         reserves
---------------------------------------- --------------- --------- -------------- -------- ----------------- ---------------
SAST MFS Total Return Portfolio Class 1  $  114,446,044  $  4,952  $  114,450,996 $681,206  $  113,769,790   $  114,450,996
SAST MFS Total Return Portfolio Class 2      32,707,583        (1)     32,707,582  116,329      32,591,253       32,707,582
SAST MFS Total Return Portfolio Class 3     165,024,129      (141)    165,023,988  287,479     164,736,509      165,023,988
SAST Mid-Cap Growth Portfolio Class 1        33,854,960     1,195      33,856,155  217,304      33,638,851       33,856,155
SAST Mid-Cap Growth Portfolio Class 2        14,230,012        --      14,230,012   12,125      14,217,887       14,230,012
SAST Mid-Cap Growth Portfolio Class 3       109,888,941      (261)    109,888,680   49,661     109,839,019      109,888,680
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         647,901,801      (777)    647,901,024       --     647,901,024      647,901,024
SAST Real Estate Portfolio Class 1           28,630,914     6,478      28,637,392  150,897      28,486,495       28,637,392
SAST Real Estate Portfolio Class 2            7,131,461        --       7,131,461   24,243       7,107,218        7,131,461
SAST Real Estate Portfolio Class 3          198,551,101    14,458     198,565,559  145,018     198,420,541      198,565,559
SAST Small & Mid Cap Value Portfolio
  Class 2                                    14,107,676        --      14,107,676   15,291      14,092,385       14,107,676
SAST Small & Mid Cap Value Portfolio
  Class 3                                   406,856,235    15,361     406,871,596  379,374     406,492,222      406,871,596
SAST Small Company Value Portfolio
  Class 3                                   170,621,890    17,526     170,639,416   46,466     170,592,950      170,639,416
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                       5,452,253,778   233,229   5,452,487,007   40,821   5,452,446,186    5,452,487,007
SAST Technology Portfolio Class 1            10,523,043        --      10,523,043   14,125      10,508,918       10,523,043
SAST Technology Portfolio Class 2             3,253,073        --       3,253,073    6,322       3,246,751        3,253,073
SAST Technology Portfolio Class 3            35,845,054        (1)     35,845,053  128,108      35,716,945       35,845,053
SAST Telecom Utility Portfolio Class 1       11,799,120      (285)     11,798,835  119,005      11,679,830       11,798,835
SAST Telecom Utility Portfolio Class 2        1,464,651        (2)      1,464,649   13,309       1,451,340        1,464,649
SAST Telecom Utility Portfolio Class 3       22,273,773       (20)     22,273,753   13,018      22,260,735       22,273,753
SAST Total Return Bond Portfolio Class 1     42,470,083    (5,857)     42,464,226  521,140      41,943,086       42,464,226
SAST Total Return Bond Portfolio Class 2      7,888,184        --       7,888,184   12,519       7,875,665        7,888,184
SAST Total Return Bond Portfolio Class 3    674,251,184    81,677     674,332,861  235,637     674,097,224      674,332,861
SAST VCP Total Return Balanced
  Portfolio Class 3                         509,232,179    13,975     509,246,154       --     509,246,154      509,246,154
SAST VCP Value Portfolio Class 3            642,097,590   170,325     642,267,915       --     642,267,915      642,267,915
SST Allocation Balanced
  Portfolio Class 3                         133,910,039       (16)    133,910,023       --     133,910,023      133,910,023
SST Allocation Growth Portfolio Class 3      26,621,588       (55)     26,621,533       --      26,621,533       26,621,533
SST Allocation Moderate Growth
  Portfolio Class 3                         193,360,933    17,160     193,378,093       --     193,378,093      193,378,093
SST Allocation Moderate
  Portfolio Class 3                         181,300,388      (655)    181,299,733  340,514     180,959,219      181,299,733
SST Asset Allocation Diversified Growth
  Portfolio Class 3                             124,614        --         124,614       --         124,614          124,614
SST Diversified Fixed Income Portfolio
  Class 3                                        68,204        --          68,204       --          68,204           68,204
SST Focus Growth Portfolio Class 3               28,645        --          28,645       --          28,645           28,645
SST Focus Value Portfolio Class 3                45,264        --          45,264       --          45,264           45,264
SST International Equity Portfolio
  Class 3                                       216,388        --         216,388       --         216,388          216,388
SST Large Cap Growth Portfolio Class 3           87,329        --          87,329       --          87,329           87,329
SST Large Cap Value Portfolio Class 3           104,117        --         104,117       --         104,117          104,117
SST Mid Cap Growth Portfolio Class 3            291,101        --         291,101       --         291,101          291,101
SST Mid Cap Value Portfolio Class 3             221,893        --         221,893       --         221,893          221,893
SST Real Return Portfolio Class 3           291,218,396      (887)    291,217,509   36,312     291,181,197      291,217,509
SST Small Cap Portfolio Class 3                 103,625        --         103,625       --         103,625          103,625
SST Stock Portfolio Class 3                     279,173        --         279,173       --         279,173          279,173
VALIC Company I International Equities
  Index Fund                                  1,611,014        --       1,611,014       --       1,611,014        1,611,014
VALIC Company I Mid Cap Index Fund            1,535,269        --       1,535,269       --       1,535,269        1,535,269
VALIC Company I Nasdaq-100 Index Fund           935,960         1         935,961       --         935,961          935,961
VALIC Company I Small Cap Index Fund          1,601,639        --       1,601,639       --       1,601,639        1,601,639
VALIC Company I Stock Index Fund              5,647,279        --       5,647,279       --       5,647,279        5,647,279

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                   Mortality and                                               Net change in
                                    expense risk                               Capital gain     unrealized         Increase
                        Dividends       and            Net       Net realized  distributions   appreciation    (decrease) in net
                       from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts              funds       charges     income (loss)  investments       funds        investments     from operations
---------------------- ----------- -------------- ------------- -------------- ------------- ----------------- -----------------
AFIS - Capital Income
  Builder              $     9,419  $    (3,708)   $     5,711   $       (148)  $        --    $     (25,531)    $    (19,968)
American Funds Asset
  Allocation Fund
  Class 2                1,078,384   (1,040,327)        38,057      2,840,785     4,860,328       (7,789,594)         (50,424)
American Funds Asset
  Allocation Fund
  Class 3                  629,550     (498,668)       130,882      1,111,723     2,701,962       (3,879,914)          64,653
American Funds Cash
  Management Fund
  Class 3                       --      (82,713)       (82,713)       (41,421)           --           13,123         (111,011)
American Funds Global
  Growth Fund Class 2    2,062,444   (3,330,371)    (1,267,927)    11,418,805    20,445,461      (18,866,051)      11,730,272
American Funds Growth
  Fund Class 2           1,655,490   (4,551,709)    (2,896,219)    17,327,168    59,808,246      (58,897,041)      15,342,154
American Funds Growth
  Fund Class 3           1,310,826   (2,673,526)    (1,362,700)     5,843,238    42,039,621      (35,223,517)      11,296,642
American Funds
  Growth- Income Fund
  Class 2                3,670,569   (4,664,569)      (994,000)    17,923,558    43,573,466      (59,999,804)         503,220
American Funds
  Growth- Income Fund
  Class 3                2,297,652   (2,294,169)         3,483      5,483,961    25,509,241      (30,258,032)         738,653
American Funds High-
  Income Bond Fund
  Class 3                  741,707     (189,437)       552,270       (274,136)           --       (1,371,863)      (1,093,729)
American Funds
  International Fund
  Class 3                  539,869     (476,367)        63,502        432,843     2,059,991       (4,349,926)      (1,793,590)
American Funds US
  Government AAA-
  Rated Securities
  Fund Class 3             167,713     (155,308)        12,405          4,423        97,699          (67,632)          46,895
AST Asset Allocation
  Portfolio Class 1      3,007,949   (1,591,553)     1,416,396      2,886,113    10,384,503      (17,805,092)      (3,118,080)
AST Asset Allocation
  Portfolio Class 2        172,649     (103,897)        68,752        211,029       632,206       (1,126,820)        (214,833)
AST Asset Allocation
  Portfolio Class 3        988,185     (572,347)       415,838      1,480,414     3,721,937       (6,915,182)      (1,296,993)
AST Capital
  Appreciation
  Portfolio Class 1             --   (4,599,558)    (4,599,558)    12,309,561    48,147,371      (34,795,025)      21,062,349
AST Capital
  Appreciation
  Portfolio Class 2             --     (766,031)      (766,031)     3,017,872     7,881,554       (6,735,850)       3,397,545
AST Capital
  Appreciation
  Portfolio Class 3             --   (7,034,934)    (7,034,934)    24,105,601    75,145,930      (61,872,795)      30,343,802
AST Government and
  Quality Bond
  Portfolio Class 1      1,113,854   (1,152,501)       (38,647)       130,431       262,552       (1,060,351)        (706,015)
AST Government and
  Quality Bond
  Portfolio Class 2        428,244     (517,624)       (89,380)        64,196       114,563         (445,044)        (355,665)
AST Government and
  Quality Bond
  Portfolio Class 3      6,857,271   (8,395,212)    (1,537,941)      (855,048)    1,947,023       (6,126,534)      (6,572,500)
AST Growth Portfolio
  Class 1                  459,107   (1,156,234)      (697,127)     4,566,113    10,185,387      (14,845,436)        (791,063)
AST Growth Portfolio
  Class 2                   88,100     (326,714)      (238,614)     1,529,713     2,751,848       (4,244,828)        (201,881)
AST Growth Portfolio
  Class 3                  324,966   (1,543,300)    (1,218,334)     6,182,924    13,159,117      (19,352,316)      (1,228,609)
AST Multi-Asset
  Portfolio Class 3            403         (496)           (93)           (66)        8,444          (12,614)          (4,329)
AST Natural Resources
  Portfolio Class 1        395,043     (403,000)        (7,957)    (4,771,296)           --       (1,494,667)      (6,273,920)
AST Natural Resources
  Portfolio Class 2         82,900     (106,993)       (24,093)    (1,402,260)           --         (113,009)      (1,539,362)
AST Natural Resources
  Portfolio Class 3        881,585   (1,211,652)      (330,067)   (12,956,137)           --       (4,799,996)     (18,086,200)
BLK Global Allocation
  VI Fund                   14,459       (5,924)         8,535         (1,750)      106,931         (125,259)         (11,543)
BLK iShares Alt
  Strategies VI Fund        17,831       (3,423)        14,408           (479)           --          (33,463)         (19,534)
BLK iShares Dynamic
  Allocation VI Fund         5,150       (2,028)         3,122           (104)           --          (20,826)         (17,808)
BLK iShares Dynamic
  Fixed Income VI Fund         858         (277)           581             (7)           --           (1,476)            (902)
BLK iShares Equity
  Appreciation VI Fund       1,522         (704)           818            (42)           --          (11,085)         (10,309)
Columbia VP Asset
  Allocation Fund
  Class 1                   16,354      (12,158)         4,196         17,499        82,764         (107,290)          (2,831)
Columbia VP -Dividend
  Opportunity Fund
  Class 1                       --      (31,705)       (31,705)        98,423            --         (152,631)         (85,913)
Columbia VP -Emerging
  Markets Bond Fund
  Class 2                       --           (7)            (7)            --            --              (11)             (18)
Columbia VP Income
  Opportunities Fund
  Class 1                1,326,532     (236,050)     1,090,482       (203,099)      127,123       (1,317,844)        (303,338)
Columbia VP -Limited
  Duration Credit
  Fund Class 2                  --         (401)          (401)          (241)           --           (1,740)          (2,382)
Columbia VP Marsico
  21st Century Fund
  Class 1                       --      (17,701)       (17,701)        37,073       207,284         (225,815)             841
Columbia VP Marsico
  Focused Equities
  Fund Class 1              45,512     (478,067)      (432,555)       496,605     4,348,821       (4,077,398)         335,473
Columbia VP Marsico
  Growth Fund Class 1        2,021      (30,504)       (28,483)       157,279       231,854         (342,610)          18,040
Columbia VP Marsico
  International
  Opportunities Fund
  Class 2                    4,533      (25,837)       (21,304)        72,144            --          (63,412)         (12,572)
Columbia VP Mid Cap
  Growth Opportunity
  Fund Class 1                  --       (7,393)        (7,393)        19,845            --            6,576           19,028
Columbia VP Small
  Company Growth Fund
  Class 1                       --      (13,821)       (13,821)       113,984        42,836         (108,143)          34,856
Franklin Income
  Securities Fund
  Class 2                7,198,499   (2,368,751)     4,829,748      1,756,222            --      (19,786,428)     (13,200,458)
Franklin Strategic
  Income VIP Fund           17,321       (3,604)        13,717           (718)        4,600          (40,353)         (22,754)
Franklin Templeton
  VIP Founding Funds
  Allocations Fund
  Class 2                1,584,393     (840,149)       744,244        189,431        86,635       (5,049,346)      (4,029,036)
GS VIT Global Markets
  Navigator Fd SVC              35          (71)           (36)           (14)          873           (1,425)            (602)
GS VIT Multi-Strategy
  Alt Port Advisor           8,969       (2,445)         6,524            (10)          712          (25,554)         (18,328)
GS VIT Strategic
  Income Fund Advisor        1,727         (318)         1,409            (19)           --           (2,989)          (1,599)
Invesco V.I.
  Balanced- Risk
  Allocation Fd              3,176         (701)         2,475           (179)        7,159          (16,098)          (6,643)
Invesco VI American
  Franchise Fund
  Series II                     --     (290,694)      (290,694)     2,173,728       100,915       (1,416,289)         567,660
Invesco VI Comstock
  Fund Series II         5,694,289   (5,412,609)       281,680     22,721,492       940,407      (50,099,034)     (26,155,455)
Invesco VI Growth and
  Income Fund Series
  II                    12,467,123   (7,718,537)     4,748,586     21,487,005    72,948,927     (121,845,579)     (22,661,061)
Ivy Funds VIP Asset
  Strategy                     303       (1,721)        (1,418)        (1,486)       14,550          (35,194)         (23,548)
Lord Abbett
  Fundamental Equity         2,035         (467)         1,568            (26)       10,718          (18,231)          (5,971)
Lord Abbett Growth
  and Income
  Portfolio Class VC     2,645,396   (3,546,877)      (901,481)    13,653,821    11,324,388      (33,787,038)      (9,710,310)
Lord Abbett Mid Cap
  Stock Portfolio
  Class VC                 116,614     (329,029)      (212,415)     1,257,947     1,201,120       (3,294,177)      (1,047,525)
Lord Abbett Series
  Fund Bond Debenture       17,917       (1,430)        16,487           (648)          554          (30,475)         (14,082)
Lord Abbett Series
  Fund Short Duration       21,194       (2,592)        18,602           (154)           --          (25,843)          (7,395)
Morgan Stanley UIF
  Global
  Infrastructure             1,736       (1,756)           (20)          (826)       11,495          (43,763)         (33,114)
Neuberger Berman AMT
  Absolute Return
  Multi Mngr Portfolio          --       (2,595)        (2,595)           117         3,674          (26,092)         (24,896)
PIMCO All Asset
  Portfolio                    577         (115)           462             (7)           --           (2,310)          (1,855)
PIMCO Emerging
  Markets Bond
  Portfolio                  1,267         (317)           950            (36)          219           (3,969)          (2,836)
PIMCO Unconstrained
  Bond Portfolio             8,630       (1,700)         6,930         (2,418)           87          (11,674)          (7,075)
Principal Diversified
  International
  Account Class 1           27,655      (15,781)        11,874         11,893            --          (40,914)         (17,147)
Principal Diversified
  International
  Account Class 2            9,071       (6,799)         2,272         16,248            --          (23,639)          (5,119)
Principal Equity
  Income Account
  Class 1                  371,456     (228,084)       143,372        757,918            --       (1,712,771)        (811,481)
Principal Equity
  Income Account
  Class 2                  210,484     (153,871)        56,613        531,518            --       (1,118,318)        (530,187)
Principal
  Government & High
  Quality Bond Class 1      99,363      (46,423)        52,940          1,380         4,021          (80,271)         (21,930)
Principal
  Government & High
  Quality Bond Class 2      26,173      (13,293)        12,880            589         1,100          (21,876)          (7,307)
Principal Income
  Account Class 1          212,233      (72,442)       139,791         39,815            --         (279,947)        (100,341)
Principal Income
  Account Class 2           98,003      (38,924)        59,079         44,450            --         (158,121)         (54,592)
Principal LargeCap
  Blend Account II
  Class 1                   26,480       (7,949)        18,531        191,653       454,054         (665,623)          (1,385)
Principal LargeCap
  Blend Account II
  Class 2                    6,626       (2,831)         3,795         86,985       146,960         (235,048)           2,692
Principal LargeCap
  Growth Account
  Class 1                    1,023      (11,860)       (10,837)        63,993            --          (17,419)          35,737
Principal LargeCap
  Growth Account
  Class 2                       --       (6,970)        (6,970)        22,020            --           (1,322)          13,728
Principal Money
  Market Account
  Class 1                       --      (15,040)       (15,040)            --            --               --          (15,040)
Principal Money
  Market Account
  Class 2                       --       (9,027)        (9,027)            --            --               --           (9,027)
Principal PVC Capital
  Appreciation
  Account Class 1           27,811     (157,379)      (129,568)        83,975       195,961         (105,257)          45,111
Principal PVC MidCap
  Blend Acct Class 1        10,878      (32,475)       (21,597)       136,664       222,658         (324,856)          12,869
Principal PVC MidCap
  Blend Acct Class 2         1,936      (11,587)        (9,651)        37,832        73,934          (98,122)           3,993
Principal PVC
  Principal Capital
  Appreciation
  Account Class 2              801      (33,712)       (32,911)        29,325        38,287          (31,259)           3,442
Principal PVC
  SmallCap Blend
  Account Class 1            3,015      (10,857)        (7,842)       185,286       140,086         (335,983)         (18,453)
Principal Real Estate
  Securities Account
  Class 1                    7,507       (7,529)           (22)        71,885        15,297          (77,766)           9,394
Principal Real Estate
  Securities Account
  Class 2                    3,907       (4,243)          (336)        27,221         8,189          (28,509)           6,565
Principal SAM
  Balanced Portfolio
  Class 1                1,056,032     (563,685)       492,347        487,977     2,708,076       (4,467,276)        (778,876)
Principal SAM
  Balanced Portfolio
  Class 2                  902,999     (543,105)       359,894        614,532     2,533,673       (4,332,801)        (824,702)
Principal SAM
  Conservative
  Balanced Portfolio
  Class 1                  118,226      (54,753)        63,473         43,015       172,423         (358,194)         (79,283)
Principal SAM
  Conservative
  Balanced Portfolio
  Class 2                  144,186      (78,991)        65,195        119,407       225,804         (525,519)        (115,113)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                Net change in
                                  Mortality and                                 Capital gain     unrealized         Increase
                      Dividends  expense risk and                 Net realized  distributions   appreciation    (decrease) in net
                     from mutual  administrative  Net investment gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts            funds        charges      income (loss)   investments       funds        investments     from operations
-------------------  ----------- ---------------- -------------- -------------- ------------- ----------------- -----------------
Principal SAM
  Conservative
  Growth Portfolio
  Class 1            $   412,780  $    (292,201)   $    120,579   $   618,455    $ 1,169,862    $  (2,351,701)    $    (442,805)
Principal SAM
  Conservative
  Growth Portfolio
  Class 2                381,942       (311,132)         70,810       573,227      1,208,854       (2,373,472)         (520,581)
Principal SAM
  Flexible Income
  Portfolio Class 1      263,972       (111,290)        152,682        58,378        178,755         (589,271)         (199,456)
Principal SAM
  Flexible Income
  Portfolio Class 2      241,378       (117,671)        123,707       129,178        174,374         (642,513)         (215,254)
Principal SAM
  Strategic Growth
  Portfolio Class 1       97,664        (67,081)         30,583       254,863        320,755         (712,971)         (106,770)
Principal SAM
  Strategic Growth
  Portfolio Class 2      170,057       (135,882)         34,175       263,422        622,290       (1,211,837)         (291,950)
Principal
  Short-Term Income
  Account Class 1         18,380        (10,917)          7,463         4,515             --          (17,380)           (5,402)
Principal
  Short-Term Income
  Account Class 2         18,193        (11,926)          6,267         2,858             --          (16,263)           (7,138)
Principal SmallCap
  Value Account I
  Class 1                  1,897           (795)          1,102        (4,089)        58,691          (53,619)            2,085
Principal SmallCap
  Value Account I
  Class 2                  1,360           (641)            719       (15,205)        43,674          (28,558)              630
PVC SmallCap Blend
  Account Class 2            707         (5,952)         (5,245)       83,390         71,787         (161,674)          (11,742)
SAST Aggressive
  Growth Portfolio
  Class 1                     --       (384,932)       (384,932)    1,223,552             --       (1,339,214)         (500,594)
SAST Aggressive
  Growth Portfolio
  Class 2                     --        (51,387)        (51,387)      164,492             --         (209,616)          (96,511)
SAST Aggressive
  Growth Portfolio
  Class 3                     --       (389,359)       (389,359)    2,469,909             --       (2,786,492)         (705,942)
SAST Alliance
  Growth Portfolio
  Class 1                221,950     (2,711,173)     (2,489,223)   12,393,284     16,900,677      (10,466,129)       16,338,609
SAST Alliance
  Growth Portfolio
  Class 2                     --       (320,015)       (320,015)    2,209,218      1,964,385       (1,978,818)        1,874,770
SAST Alliance
  Growth Portfolio
  Class 3                     --     (1,762,852)     (1,762,852)   12,498,339     10,933,040      (11,805,740)        9,862,787
SAST American Funds
  Asset Allocation
  Portfolio Class 3    2,540,240     (2,717,980)       (177,740)    7,282,907     13,976,937      (22,210,658)       (1,128,554)
SAST American Funds
  Global Growth
  Portfolio Class 3    3,696,177     (6,502,213)     (2,806,036)   26,388,900     64,261,276      (66,031,088)       21,813,052
SAST American Funds
  Growth Portfolio
  Class 3              2,673,782     (4,670,061)     (1,996,279)   21,956,844     25,434,965      (31,122,137)       14,273,393
SAST American Funds
  Growth- Income
  Portfolio Class 3    2,378,101     (3,692,423)     (1,314,322)   15,308,509     18,058,740      (32,604,318)         (551,391)
SAST Balanced
  Portfolio Class 1      770,129       (684,538)         85,591     1,668,404      3,274,233       (5,670,683)         (642,455)
SAST Balanced
  Portfolio Class 2      125,840       (133,378)         (7,538)      545,085        587,872       (1,266,088)         (140,669)
SAST Balanced
  Portfolio Class 3    1,465,663     (1,454,409)         11,254     6,256,594      7,136,525      (15,124,131)       (1,719,758)
SAST Blue Chip
  Growth Portfolio
  Class 1                 29,984       (120,883)        (90,899)      518,178        130,618         (339,352)          218,545
SAST Blue Chip
  Growth Portfolio
  Class 2                  6,895        (45,516)        (38,621)      167,193         48,047          (94,155)           82,464
SAST Blue Chip
  Growth Portfolio
  Class 3                161,645     (1,374,857)     (1,213,212)    5,069,598      1,529,829       (3,155,310)        2,230,905
SAST Capital Growth
  Portfolio Class 1        3,489        (76,776)        (73,287)      433,056        194,259         (359,564)          194,464
SAST Capital Growth
  Portfolio Class 2           --        (24,031)        (24,031)       95,950         60,376          (73,963)           58,332
SAST Capital Growth
  Portfolio Class 3           --       (666,701)       (666,701)    3,755,141      1,674,245       (3,274,602)        1,488,083
SAST Cash
  Management
  Portfolio Class 1           --       (539,913)       (539,913)     (110,015)            --           35,882          (614,046)
SAST Cash
  Management
  Portfolio Class 2           --       (143,205)       (143,205)      (36,102)            --            3,061          (176,246)
SAST Cash
  Management
  Portfolio Class 3           --     (2,427,033)     (2,427,033)     (695,776)            --          (32,379)       (3,155,188)
SAST Corporate Bond
  Portfolio Class 1    2,455,239     (1,005,848)      1,449,391     1,133,218        192,036       (4,430,595)       (1,655,950)
SAST Corporate Bond
  Portfolio Class 2      686,000       (305,191)        380,809       368,193         56,188       (1,336,573)         (531,383)
SAST Corporate Bond
  Portfolio Class 3   21,269,661     (9,514,339)     11,755,322     3,953,249      1,786,760      (35,267,203)      (17,771,872)
SA Legg Mason BW
  Large Cap Value
  Class 1              1,815,286     (5,635,665)     (3,820,379)   11,291,038     55,434,799      (62,907,154)           (1,696)
SA Legg Mason BW
  Large Cap Value
  Class 2                166,915       (801,149)       (634,234)    1,925,653      7,699,866       (9,054,320)          (63,035)
SA Legg Mason BW
  Large Cap Value
  Class 3              1,047,288     (7,100,004)     (6,052,716)   11,723,585     68,554,404      (75,686,719)       (1,461,446)
SAST Dogs of Wall
  Street Portfolio
  Class 1                479,218       (388,505)         90,713     1,522,617      1,653,902       (3,141,739)          125,493
SAST Dogs of Wall
  Street Portfolio
  Class 2                111,600       (100,885)         10,715       533,617        422,416         (947,015)           19,733
SAST Dogs of Wall
  Street Portfolio
  Class 3              1,522,121     (1,395,645)        126,476     6,637,198      5,954,635      (12,779,371)          (61,062)
SAST Dynamic
  Allocation
  Portfolio Class 3   85,412,847   (122,585,881)    (37,173,034)   16,088,282     68,252,435     (630,804,389)     (583,636,706)
SAST Emerging
  Markets Portfolio
  Class 1                395,458       (360,533)         34,925       404,396             --       (4,042,650)       (3,603,329)
SAST Emerging
  Markets Portfolio
  Class 2                 71,907        (72,921)         (1,014)       15,191             --         (721,859)         (707,682)
SAST Emerging
  Markets Portfolio
  Class 3              1,957,747     (1,990,550)        (32,803)      305,720             --      (20,011,688)      (19,738,771)
SAST Equity
  Opportunities
  Portfolio Class 1      161,149       (436,551)       (275,402)    1,970,509      1,202,760       (2,479,442)          418,425
SAST Equity
  Opportunities
  Portfolio Class 2       19,612        (75,781)        (56,169)      413,797        205,310         (504,100)           58,838
SAST Equity
  Opportunities
  Portfolio Class 3      178,182       (754,789)       (576,607)    3,721,184      2,110,903       (4,775,888)          479,592
SAST Foreign Value
  Portfolio Class 2      332,745       (276,729)         56,016       657,006             --       (1,588,823)         (875,801)
SAST Foreign Value
  Portfolio Class 3    8,498,912     (7,081,293)      1,417,619    13,854,732             --      (39,691,593)      (24,419,242)
SAST Fundamental
  Growth Portfolio
  Class 1                     --       (641,910)       (641,910)    1,650,829      7,055,335       (8,021,073)           43,181
SAST Fundamental
  Growth Portfolio
  Class 2                     --        (40,841)        (40,841)      194,174        430,872         (587,049)           (2,844)
SAST Fundamental
  Growth Portfolio
  Class 3                     --     (1,082,225)     (1,082,225)    5,573,407     11,759,646      (16,292,542)          (41,714)
SAST Global Bond
  Portfolio Class 1           --       (416,774)       (416,774)     (711,468)       116,808         (251,752)       (1,263,186)
SAST Global Bond
  Portfolio Class 2           --        (98,751)        (98,751)     (277,472)        26,584           37,496          (312,143)
SAST Global Bond
  Portfolio Class 3           --     (3,095,851)     (3,095,851)   (6,756,851)       870,822         (556,690)       (9,538,570)
SAST Global
  Equities
  Portfolio Class 1      639,575       (707,087)        (67,512)    2,312,141        101,107       (3,424,569)       (1,078,833)
SAST Global
  Equities
  Portfolio Class 2       55,934        (70,392)        (14,458)      226,233         10,015         (330,958)         (109,168)
SAST Global
  Equities
  Portfolio Class 3      390,968       (520,215)       (129,247)    1,965,441         75,169       (2,833,042)         (921,679)
SAST Growth
  Opportunities
  Portfolio Class 1           --       (139,369)       (139,369)      700,028      1,054,809       (1,788,912)         (173,444)
SAST Growth
  Opportunities
  Portfolio Class 2           --        (53,361)        (53,361)      171,892        402,585         (568,987)          (47,871)
SAST Growth
  Opportunities
  Portfolio Class 3           --     (2,436,924)     (2,436,924)   10,302,743     19,737,461      (29,122,981)       (1,519,701)
SAST Growth-Income
  Portfolio Class 1    2,250,939     (2,010,370)        240,569     7,516,108      4,817,283      (17,496,190)       (4,922,230)
SAST Growth-Income
  Portfolio Class 2      149,916       (149,301)            615       417,393        353,006       (1,140,875)         (369,861)
SAST Growth-Income
  Portfolio Class 3    1,974,684     (1,955,762)         18,922     5,730,732      4,835,015      (15,701,303)       (5,116,634)
SAST High-Yield
  Bond Portfolio
  Class 1              2,300,372       (731,470)      1,568,902      (250,012)            --       (3,689,667)       (2,370,777)
SAST High-Yield
  Bond Portfolio
  Class 2                483,388       (157,246)        326,142       205,727             --       (1,061,314)         (529,445)
SAST High-Yield
  Bond Portfolio
  Class 3              6,107,125     (1,950,687)      4,156,438    (1,134,366)            --       (9,716,031)       (6,693,959)
SAST International
  Diversified
  Equities
  Portfolio Class 1      693,993       (537,202)        156,791        55,469             --         (581,658)         (369,398)
SAST International
  Diversified
  Equities
  Portfolio Class 2      247,541       (212,931)         34,610       531,414             --         (653,035)          (87,011)
SAST International
  Diversified
  Equities
  Portfolio Class 3    2,382,555     (2,170,120)        212,435     2,479,789             --       (4,048,951)       (1,356,727)
SAST International
  Growth and Income
  Portfolio Class 1      870,025       (536,874)        333,151      (672,350)            --         (466,951)         (806,150)
SAST International
  Growth and Income
  Portfolio Class 2      145,845        (99,486)         46,359        57,691             --         (252,253)         (148,203)
SAST International
  Growth and Income
  Portfolio Class 3    3,173,040     (2,250,832)        922,208     3,543,201             --       (8,002,738)       (3,537,329)
SAST Marsico
  Focused Growth
  Portfolio Class 1           --       (221,462)       (221,462)    1,375,194        618,868       (1,958,866)         (186,266)
SAST Marsico
  Focused Growth
  Portfolio Class 2           --       (189,911)       (189,911)      750,741        554,316       (1,259,879)         (144,733)
SAST Marsico
  Focused Growth
  Portfolio Class 3           --     (1,720,359)     (1,720,359)    6,770,040      5,081,451      (11,496,224)       (1,365,092)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 1      428,258       (792,019)       (363,761)    3,375,951      2,416,738       (6,050,246)         (621,318)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 2       66,545       (158,783)        (92,238)      968,118        469,490       (1,469,070)         (123,700)
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 3    1,608,270     (4,180,771)     (2,572,501)   15,667,297     12,830,622      (30,080,118)       (4,154,700)
SAST MFS Total
  Return Portfolio
  Class 1              2,985,727     (1,935,118)      1,050,609     4,888,886             --       (8,277,565)       (2,338,070)
SAST MFS Total
  Return Portfolio
  Class 2                783,354       (563,025)        220,329     1,490,410             --       (2,418,140)         (707,401)
SAST MFS Total
  Return Portfolio
  Class 3              3,774,679     (2,837,933)        936,746     8,760,678             --      (13,527,912)       (3,830,488)
SAST Mid-Cap Growth
  Portfolio Class 1           --       (569,529)       (569,529)    3,162,821      2,688,787       (4,636,766)          645,313
SAST Mid-Cap Growth
  Portfolio Class 2           --       (246,519)       (246,519)    1,515,073      1,153,269       (2,138,251)          283,572
SAST Mid-Cap Growth
  Portfolio Class 3           --     (1,833,426)     (1,833,426)   11,820,249      8,830,460      (16,888,326)        1,928,957
SAST Protected
  Asset Allocation
  SAST Portfolio
  Class 3                     --     (6,076,156)     (6,076,156)    2,019,441             --      (10,601,021)      (14,657,736)
SAST Real Estate
  Portfolio Class 1      529,901       (468,264)         61,637     1,952,315      2,763,345       (4,745,800)           31,497
SAST Real Estate
  Portfolio Class 2      119,627       (122,207)         (2,580)      633,296        691,358       (1,317,361)            4,713
SAST Real Estate
  Portfolio Class 3    3,198,089     (3,378,665)       (180,576)   18,376,334     19,802,105      (37,667,410)          330,453
SAST Small & Mid
  Cap Value
  Portfolio Class 2       61,369       (247,607)       (186,238)      711,146      2,156,370       (3,811,574)       (1,130,296)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                Net change in
                                  Mortality and                                 Capital gain     unrealized         Increase
                      Dividends  expense risk and                 Net realized  distributions   appreciation    (decrease) in net
                     from mutual  administrative  Net investment gain (loss) on  from mutual  (depreciation) of assets resulting
Sub-accounts            funds        charges      income (loss)   investments       funds        investments     from operations
-------------------  ----------- ---------------- -------------- -------------- ------------- ----------------- -----------------
SAST Small & Mid
  Cap Value
  Portfolio Class 3  $ 1,365,684   $ (6,930,128)   $ (5,564,444)  $14,605,950    $62,558,679    $(104,128,791)    $ (32,528,606)
SAST Small Company
  Value Portfolio
  Class 3                104,406     (2,855,434)     (2,751,028)    9,884,750     13,128,946      (36,880,973)      (16,618,305)
SAST SunAmerica
  Dynamic Strategy
  Portfolio Class 3   39,743,568    (74,330,424)    (34,586,856)    8,857,627      6,052,735     (355,061,949)     (374,738,443)
SAST Technology
  Portfolio Class 1           --       (159,820)       (159,820)    1,023,543             --          (40,762)          822,961
SAST Technology
  Portfolio Class 2           --        (49,359)        (49,359)      202,088             --           90,729           243,458
SAST Technology
  Portfolio Class 3           --       (540,636)       (540,636)    3,973,902             --         (934,210)        2,499,056
SAST Telecom
  Utility Portfolio
  Class 1                664,305       (221,391)        442,914       919,843             --       (3,287,521)       (1,924,764)
SAST Telecom
  Utility Portfolio
  Class 2                 77,992        (28,264)         49,728       119,058             --         (405,223)         (236,437)
SAST Telecom
  Utility Portfolio
  Class 3              1,101,080       (390,596)        710,484     1,648,768             --       (5,800,672)       (3,441,420)
SAST Total Return
  Bond Portfolio
  Class 1                537,586       (706,069)       (168,483)      488,447      1,061,042       (2,099,637)         (718,631)
SAST Total Return
  Bond Portfolio
  Class 2                 83,102       (159,030)        (75,928)      106,402        202,000         (380,911)         (148,437)
SAST Total Return
  Bond Portfolio
  Class 3              6,376,899    (10,911,742)     (4,534,843)    1,199,342     16,234,590      (25,766,981)      (12,867,892)
SAST VCP Total
  Return Balanced
  Portfolio Class 3           --     (4,815,573)     (4,815,573)      163,874         97,926      (17,401,847)      (21,955,620)
SAST VCP Value
  Portfolio Class 3      927,696     (5,629,833)     (4,702,137)    1,020,405             --      (16,094,891)      (19,776,623)
SST Allocation
  Balanced
  Portfolio Class 3    1,803,386     (2,158,549)       (355,163)    2,492,879      9,290,266      (15,371,110)       (3,943,128)
SST Allocation
  Growth Portfolio
  Class 3                383,998       (417,291)        (33,293)    1,577,912             --       (2,562,055)       (1,017,436)
SST Allocation
  Moderate Growth
  Portfolio Class 3    2,694,605     (3,111,824)       (417,219)    5,723,464     15,636,058      (27,422,593)       (6,480,290)
SST Allocation
  Moderate
  Portfolio Class 3    2,380,458     (2,892,473)       (512,015)    4,083,971     12,659,685      (22,143,476)       (5,911,835)
SST Asset
  Allocation
  Diversified
  Growth Portfolio
  Class 3                  3,653           (299)          3,354           (14)        13,092          (19,749)           (3,317)
SST Diversified
  Fixed Income
  Portfolio Class 3        1,110           (496)            614          (202)           438           (2,506)           (1,656)
SST Focus Growth
  Portfolio Class 3           --           (135)           (135)          (24)         2,817           (2,690)              (32)
SST Focus Value
  Portfolio Class 3          315           (278)             37           (14)           420           (3,331)           (2,888)
SST International
  Equity Portfolio
  Class 3                  2,201         (1,339)            862           (30)            --          (14,180)          (13,348)
SST Large Cap
  Growth Portfolio
  Class 3                     54           (118)            (64)         (206)         1,642           (1,588)             (216)
SST Large Cap Value
  Portfolio Class 3          239           (178)             61           (81)         1,287           (2,753)           (1,486)
SST Mid Cap Growth
  Portfolio Class 3           --         (1,104)         (1,104)          (90)        13,538          (16,798)           (4,454)
SST Mid Cap Value
  Portfolio Class 3          441           (628)           (187)          (52)        23,907          (28,601)           (4,933)
SST Real Return
  Portfolio Class 3   11,212,938     (4,624,949)      6,587,989      (954,662)            --      (14,287,309)       (8,653,982)
SST Small Cap
  Portfolio Class 3           --           (346)           (346)          (20)         7,730          (12,635)           (5,271)
SST Stock Portfolio
  Class 3                     --         (1,364)         (1,364)         (100)        19,114          (14,213)            3,437
Sterling Capital
  Select Equity VIF        1,170         (4,219)         (3,049)      218,046             --         (208,620)            6,377
Sterling Capital
  Special
  Opportunities VIF      146,954        (43,451)        103,503       485,806      1,443,294       (1,555,952)          476,651
Sterling Capital
  Total Return Bond
  VIF                    147,072        (26,369)        120,703      (435,865)            --          356,082            40,920
VALIC Company I
  International
  Equities Index
  Fund                     2,610         (9,310)         (6,700)       (5,385)            --          (70,643)          (82,728)
VALIC Company I Mid
  Cap Index Fund             732         (7,087)         (6,355)       (5,613)         3,993          (57,529)          (65,504)
VALIC Company I
  Nasdaq-100 Index
  Fund                       674         (5,780)         (5,106)        3,410            810           31,280            30,394
VALIC Company I
  Small Cap Index
  Fund                       759         (9,203)         (8,444)       (4,252)         3,910          (72,142)          (80,928)
VALIC Company I
  Stock Index Fund         6,604        (37,059)        (30,455)        9,592         14,858          (44,644)          (50,649)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2015

                                                                          Net Asset
                                                                          Value Per Value of Shares   Cost of
Sub-accounts                                                     Shares     Share    at Fair Value  Shares Held  Level /(1)/
-------------------------------------------------------------- ---------- --------- --------------- ------------ ----------
AFIS - Capital Income Builder                                      70,623  $ 9.38    $    662,428   $    688,008     1
American Funds Asset Allocation Fund Class 2                    3,117,235   20.45      63,747,447     54,634,435     1
American Funds Asset Allocation Fund Class 3                    1,755,389   20.64      36,231,221     31,492,539     1
American Funds Cash Management Fund Class 3                       546,316   11.11       6,069,576      6,083,892     1
American Funds Global Growth Fund Class 2                       7,431,767   26.19     194,637,988    170,280,602     1
American Funds Growth Fund Class 2                              3,930,591   67.69     266,061,730    234,308,967     1
American Funds Growth Fund Class 3                              2,832,323   68.37     193,645,942    177,148,516     1
American Funds Growth-Income Fund Class 2                       5,917,062   45.04     266,504,453    233,155,771     1
American Funds Growth-Income Fund Class 3                       3,552,418   45.46     161,492,915    147,257,825     1
American Funds High-Income Bond Fund Class 3                    1,259,202    9.22      11,609,844     13,960,569     1
American Funds International Fund Class 3                       1,743,892   18.11      31,581,887     33,280,131     1
American Funds US Government AAA-Rated Securities Fund Class 3    889,652   12.34      10,978,306     11,145,651     1
AST Asset Allocation Portfolio Class 1                          6,756,722   14.04      94,888,244     91,146,236     1
AST Asset Allocation Portfolio Class 2                            409,696   14.03       5,746,646      5,435,355     1
AST Asset Allocation Portfolio Class 3                          2,458,272   13.95      34,297,517     35,578,344     1
AST Capital Appreciation Portfolio Class 1                      6,650,900   42.81     284,724,319    263,947,207     1
AST Capital Appreciation Portfolio Class 2                      1,094,930   41.51      45,450,170     41,457,895     1
AST Capital Appreciation Portfolio Class 3                     10,495,606   40.67     426,888,485    417,711,610     1
AST Government and Quality Bond Portfolio Class 1               4,674,774   14.98      70,011,245     70,499,852     1
AST Government and Quality Bond Portfolio Class 2               1,993,688   14.99      29,886,353     30,111,819     1
AST Government and Quality Bond Portfolio Class 3              34,664,683   14.93     517,421,769    524,723,827     1
AST Growth Portfolio Class 1                                    2,547,413   26.63      67,831,736     51,671,735     1
AST Growth Portfolio Class 2                                      702,525   26.65      18,719,395     15,286,631     1
AST Growth Portfolio Class 3                                    3,362,771   26.59      89,410,558     73,274,961     1
AST Multi-Asset Portfolio Class 3                                  12,510    6.66          83,287         95,901     1
AST Natural Resources Portfolio Class 1                         1,392,145   14.75      20,531,551     39,828,245     1
AST Natural Resources Portfolio Class 2                           347,788   14.72       5,118,355      8,821,972     1
AST Natural Resources Portfolio Class 3                         4,557,898   14.64      66,749,315    101,840,602     1
BLK Global Allocation VI Fund                                     156,157   13.04       2,036,288      2,161,547     1
BLK iShares Alt Strategies VI Fund                                 64,419    9.78         630,022        663,485     1
BLK iShares Dynamic Allocation VI Fund                             30,575    9.44         288,623        309,450     1
BLK iShares Dynamic Fixed Income VI Fund                            5,063    9.70          49,112         50,588     1
BLK iShares Equity Appreciation VI Fund                            10,030    9.10          91,274        102,359     1
Columbia VP Asset Allocation Fund Class 1                          55,261   13.97         771,994        646,155     1
Columbia VP -Dividend Opportunity Fund Class 1                     95,012   19.46       1,848,927      1,227,671     1
Columbia VP -Emerging Markets Bond Fund Class 2                       219    8.76           1,916          1,927     1
Columbia VP Income Opportunities Fund Class 1                   1,606,436    8.07      12,963,942     14,513,077     1
Columbia VP -Limited Duration Credit Fund Class 2                   9,690    9.30          90,115         91,856     1
Columbia VP Marsico 21st Century Fund Class 1                      69,342   14.66       1,016,555        834,734     1
Columbia VP Marsico Focused Equities Fund Class 1               1,671,873   15.94      26,649,652     27,466,951     1
Columbia VP Marsico Growth Fund Class 1                            67,578   25.23       1,704,995      1,420,211     1
Columbia VP Marsico International Opportunities Fund Class 2       82,523   17.55       1,448,271        975,472     1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                21,624   20.50         443,287        341,526     1
Columbia VP Small Company Growth Fund Class 1                      42,666   16.85         718,921        483,227     1
Franklin Income Securities Fund Class 2                         9,863,853   14.20     140,066,715    151,703,652     1
Franklin Strategic Income VIP Fund                                 53,080   10.21         541,942        582,295     1
Franklin Templeton VIP Founding Funds Allocations Fund Class 2  7,141,078    6.75      48,202,274     51,473,860     1
GS VIT Global Markets Navigator Fd SVC                              3,643   10.88          39,641         41,066     1
GS VIT Multi-Strategy Alt Port Advisor                             54,291    9.12         495,129        520,683     1
GS VIT Strategic Income Fund Advisor                               19,476    9.24         179,962        182,950     1
Invesco V.I. Balanced-Risk Allocation Fd                           23,119   10.08         233,043        249,141     1
Invesco VI American Franchise Fund Series II                      320,773   55.85      17,915,186     11,692,473     1
Invesco VI Comstock Fund Series II                             18,226,746   17.51     319,150,324    231,218,823     1
Invesco VI Growth and Income Fund Series II                    23,189,264   19.57     453,813,890    451,826,986     1
Ivy Funds VIP Asset Strategy                                       34,923    8.30         289,994        325,274     1
Lord Abbett Fundamental Equity                                     10,472   16.28         170,491        188,722     1
Lord Abbett Growth and Income Portfolio Class VC                6,413,969   32.21     206,593,936    159,595,401     1
Lord Abbett Mid Cap Stock Portfolio Class VC                      818,514   23.28      19,054,999     14,137,230     1
Lord Abbett Series Fund Bond Debenture                             39,152   11.14         436,149        466,623     1
Lord Abbett Series Fund Short Duration                             62,518   14.45         903,380        929,223     1
Morgan Stanley UIF Global Infrastructure                           53,602    7.05         377,895        421,657     1
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio          50,839    9.39         477,375        503,466     1
PIMCO All Asset Portfolio                                           1,974    9.19          18,142         20,452     1
PIMCO Emerging Markets Bond Portfolio                               3,517   11.70          41,143         45,112     1
PIMCO Unconstrained Bond Portfolio                                 36,399    9.92         361,075        372,747     1
Principal Diversified International Account Class 1                71,945   13.68         984,214        780,450     1
Principal Diversified International Account Class 2                27,699   13.78         381,699        325,176     1
Principal Equity Income Account Class 1                           634,170   21.67      13,742,464     10,933,364     1
Principal Equity Income Account Class 2                           404,527   21.52       8,705,414      6,286,829     1
Principal Government & High Quality Bond Class 1                  291,035   10.16       2,956,911      3,009,967     1
Principal Government & High Quality Bond Class 2                   77,966   10.17         792,918        806,285     1
Principal Income Account Class 1                                  446,390   10.24       4,571,031      4,584,494     1
Principal Income Account Class 2                                  217,310   10.20       2,216,559      2,172,649     1
Principal LargeCap Growth Account Class 1                          25,922   25.79         668,524        389,039     1
Principal LargeCap Growth Account Class 2                          16,375   25.69         420,667        232,857     1
Principal Money Market Account Class 1                            877,922    1.00         877,922        877,922     1
Principal Money Market Account Class 2                            484,218    1.00         484,218        484,219     1
Principal PVC Capital Appreciation Account Class 1                473,641   22.35      10,585,868     10,335,926     1
Principal PVC MidCap Blend Acct Class 1                            35,263   55.24       1,947,924      1,454,419     1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                         Net Asset
                                                                         Value Per Value of Shares at    Cost of
Sub-accounts                                                   Shares      Share       Fair Value      Shares Held   Level /(1)/
------------------------------------------------------------ ----------- --------- ------------------ -------------- ----------
Principal PVC MidCap Blend Acct Class 2                           14,313  $54.97     $      786,812   $      596,324     1
Principal PVC Principal Capital Appreciation Account Class 2      95,235   22.14          2,108,503        2,044,644     1
Principal Real Estate Securities Account Class 1                  20,692   22.20            459,360          300,066     1
Principal Real Estate Securities Account Class 2                  11,194   22.29            249,517          150,957     1
Principal SAM Balanced Portfolio Class 1                       2,325,709   14.69         34,164,666       34,583,422     1
Principal SAM Balanced Portfolio Class 2                       2,167,034   14.55         31,530,348       32,592,668     1
Principal SAM Conservative Balanced Portfolio Class 1            301,374   11.52          3,471,829        3,449,594     1
Principal SAM Conservative Balanced Portfolio Class 2            368,231   11.41          4,201,520        4,281,528     1
Principal SAM Conservative Growth Portfolio Class 1            1,003,157   17.22         17,274,371       15,918,881     1
Principal SAM Conservative Growth Portfolio Class 2            1,061,739   17.02         18,070,800       17,581,460     1
Principal SAM Flexible Income Portfolio Class 1                  570,542   12.27          7,000,546        6,934,523     1
Principal SAM Flexible Income Portfolio Class 2                  552,058   12.17          6,718,551        6,695,663     1
Principal SAM Strategic Growth Portfolio Class 1                 225,683   18.70          4,220,271        4,309,100     1
Principal SAM Strategic Growth Portfolio Class 2                 382,847   18.50          7,082,677        6,828,451     1
Principal Short-Term Income Account Class 1                      272,576    2.54            692,343          696,790     1
Principal Short-Term Income Account Class 2                      263,542    2.53            666,760          665,901     1
Principal PVC SmallCap Blend Account Class 1                      51,308   13.55            695,220          765,127     1
PVC SmallCap Blend Account Class 2                                28,138   13.52            380,420          419,000     1
SAST Aggressive Growth Portfolio Class 1                       1,428,766   16.01         22,880,000       17,827,748     1
SAST Aggressive Growth Portfolio Class 2                         195,223   15.80          3,085,053        2,117,441     1
SAST Aggressive Growth Portfolio Class 3                       1,542,293   15.63         24,105,187       21,821,424     1
SAST Alliance Growth Portfolio Class 1                         4,232,898   40.45        171,218,640      113,938,341     1
SAST Alliance Growth Portfolio Class 2                           489,641   40.30         19,731,723       10,819,949     1
SAST Alliance Growth Portfolio Class 3                         2,724,752   40.01        109,017,123       73,825,004     1
SAST American Funds Asset Allocation Portfolio Class 3        14,465,924   13.05        188,723,724      178,097,966     1
SAST American Funds Global Growth Portfolio Class 3           29,612,188   13.29        393,522,261      341,635,101     1
SAST American Funds Growth Portfolio Class 3                  20,174,690   14.43        291,179,702      222,325,297     1
SAST American Funds Growth-Income Portfolio Class 3           16,704,521   13.63        227,682,745      181,676,207     1
SAST Balanced Portfolio Class 1                                2,248,474   18.86         42,403,163       36,394,677     1
SAST Balanced Portfolio Class 2                                  397,438   18.83          7,482,921        6,382,048     1
SAST Balanced Portfolio Class 3                                4,965,110   18.77         93,203,769       89,754,866     1
SAST Blue Chip Growth Portfolio Class 1                          729,910   10.36          7,561,300        6,377,633     1
SAST Blue Chip Growth Portfolio Class 2                          273,503   10.32          2,823,588        2,043,862     1
SAST Blue Chip Growth Portfolio Class 3                        8,567,590   10.27         87,975,308       72,120,433     1
SAST Capital Growth Portfolio Class 1                            365,357   13.55          4,952,354        3,181,337     1
SAST Capital Growth Portfolio Class 2                            108,229   13.37          1,446,720          927,951     1
SAST Capital Growth Portfolio Class 3                          2,983,994   13.25         39,523,362       26,394,813     1
SAST Cash Management Portfolio Class 1                         3,083,170   10.54         32,484,487       32,521,107     1
SAST Cash Management Portfolio Class 2                           788,361   10.42          8,217,322        8,254,922     1
SAST Cash Management Portfolio Class 3                        16,828,536   10.34        174,085,068      174,411,864     1
SAST Corporate Bond Portfolio Class 1                          4,670,625   12.81         59,827,714       59,233,016     1
SAST Corporate Bond Portfolio Class 2                          1,371,158   12.80         17,549,162       17,818,224     1
SAST Corporate Bond Portfolio Class 3                         45,287,630   12.73        576,674,297      601,532,095     1
SA Legg Mason BW Large Cap Value Class 1                      14,454,248   23.34        337,295,855      328,991,659     1
SA Legg Mason BW Large Cap Value Class 2                       2,005,773   23.33         46,791,095       45,080,887     1
SA Legg Mason BW Large Cap Value Class 3                      17,884,444   23.24        415,660,009      420,642,490     1
SAST Dogs of Wall Street Portfolio Class 1                     1,947,923   12.45         24,244,410       18,194,960     1
SAST Dogs of Wall Street Portfolio Class 2                       483,087   12.43          6,003,521        4,436,346     1
SAST Dogs of Wall Street Portfolio Class 3                     7,035,680   12.36         86,951,714       83,524,448     1
SAST Dynamic Allocation Portfolio Class 3                    727,974,013   11.87      8,639,908,612    8,568,447,654     1
SAST Emerging Markets Portfolio Class 1                        3,147,314    6.12         19,254,259       21,396,156     1
SAST Emerging Markets Portfolio Class 2                          625,277    6.08          3,802,798        4,665,533     1
SAST Emerging Markets Portfolio Class 3                       19,049,305    6.04        114,999,357      136,329,661     1
SAST Equity Opportunities Portfolio Class 1                    1,424,984   18.72         26,677,139       16,562,752     1
SAST Equity Opportunities Portfolio Class 2                      243,950   18.70          4,563,032        2,506,533     1
SAST Equity Opportunities Portfolio Class 3                    2,531,599   18.66         47,228,252       37,286,311     1
SAST Foreign Value Portfolio Class 2                           1,048,107   14.66         15,361,547       14,833,093     1
SAST Foreign Value Portfolio Class 3                          28,351,381   14.62        414,533,055      398,866,542     1
SAST Fundamental Growth Portfolio Class 1                      1,757,200   22.15         38,922,955       34,421,640     1
SAST Fundamental Growth Portfolio Class 2                        108,218   21.73          2,351,698        1,805,558     1
SAST Fundamental Growth Portfolio Class 3                      2,878,221   21.41         61,636,530       49,068,658     1
SAST Global Bond Portfolio Class 1                             2,326,642   10.71         24,923,958       28,105,312     1
SAST Global Bond Portfolio Class 2                               517,607   10.62          5,495,172        6,146,686     1
SAST Global Bond Portfolio Class 3                            18,254,090   10.53        192,126,108      210,383,506     1
SAST Global Equities Portfolio Class 1                         2,275,839   18.26         41,566,092       30,489,446     1
SAST Global Equities Portfolio Class 2                           229,498   18.22          4,181,865        3,237,438     1
SAST Global Equities Portfolio Class 3                         1,711,957   18.13         31,044,313       26,279,407     1
SAST Growth Opportunities Portfolio Class 1                    1,004,618    7.95          7,991,488        8,163,650     1
SAST Growth Opportunities Portfolio Class 2                      391,039    7.71          3,013,929        2,996,581     1
SAST Growth Opportunities Portfolio Class 3                   18,927,092    7.56        143,144,479      143,810,697     1
SAST Growth-Income Portfolio Class 1                           4,039,027   29.81        120,413,734       88,218,540     1
SAST Growth-Income Portfolio Class 2                             299,716   29.78          8,925,660        6,722,048     1
SAST Growth-Income Portfolio Class 3                           4,107,928   29.68        121,908,772      107,327,303     1
SAST High-Yield Bond Portfolio Class 1                         7,689,607    5.20         39,986,486       44,717,033     1
SAST High-Yield Bond Portfolio Class 2                         1,661,385    5.20          8,631,971        9,168,837     1
SAST High-Yield Bond Portfolio Class 3                        20,706,186    5.17        107,039,532      120,493,681     1
SAST International Diversified Equities Portfolio Class 1      3,489,803    9.13         31,856,396       32,626,324     1
SAST International Diversified Equities Portfolio Class 2      1,333,436    9.09         12,117,411       11,235,884     1
SAST International Diversified Equities Portfolio Class 3     13,839,119    9.07        125,539,501      125,204,756     1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED


                                                                         Net Asset
                                                                         Value Per Value of Shares at    Cost of
Sub-accounts                                                   Shares      Share       Fair Value      Shares Held   Level /(1)/
-----------------------------------------------------------  ----------- --------- ------------------ -------------- ----------
SAST International Growth and Income Portfolio Class 1         3,347,203  $ 9.17     $   30,684,104   $   35,570,186     1
SAST International Growth and Income Portfolio Class 2           595,434    9.21          5,482,966        5,227,023     1
SAST International Growth and Income Portfolio Class 3        13,786,162    9.18        126,608,442      113,629,425     1
SAST Marsico Focused Growth Portfolio Class 1                  1,015,235   12.57         12,762,757        9,771,942     1
SAST Marsico Focused Growth Portfolio Class 2                    893,888   12.38         11,070,321        7,655,437     1
SAST Marsico Focused Growth Portfolio Class 3                  8,479,917   12.25        103,848,874       88,625,978     1
SAST MFS Massachusetts Investors Trust Portfolio Class 1       2,317,875   20.66         47,894,395       32,521,875     1
SAST MFS Massachusetts Investors Trust Portfolio Class 2         442,378   20.66          9,141,034        6,379,852     1
SAST MFS Massachusetts Investors Trust Portfolio Class 3      12,249,638   20.58        252,137,359      189,867,601     1
SAST MFS Total Return Portfolio Class 1                        6,099,999   18.76        114,446,044       92,727,743     1
SAST MFS Total Return Portfolio Class 2                        1,743,021   18.76         32,707,583       26,665,522     1
SAST MFS Total Return Portfolio Class 3                        8,813,940   18.72        165,024,129      139,069,276     1
SAST Mid-Cap Growth Portfolio Class 1                          1,990,531   17.01         33,854,960       23,925,085     1
SAST Mid-Cap Growth Portfolio Class 2                            857,289   16.60         14,230,012        9,082,765     1
SAST Mid-Cap Growth Portfolio Class 3                          6,718,980   16.36        109,888,941       89,957,720     1
SAST Protected Asset Allocation SAST Portfolio Class 3        53,000,920   12.22        647,901,801      647,043,486     1
SAST Real Estate Portfolio Class 1                             1,917,237   14.93         28,630,914       23,752,103     1
SAST Real Estate Portfolio Class 2                               478,763   14.90          7,131,461        5,884,134     1
SAST Real Estate Portfolio Class 3                            13,403,038   14.81        198,551,101      180,950,572     1
SAST Small & Mid Cap Value Portfolio Class 2                     885,815   15.93         14,107,676       14,682,198     1
SAST Small & Mid Cap Value Portfolio Class 3                  25,714,828   15.82        406,856,235      436,378,363     1
SAST Small Company Value Portfolio Class 3                     8,087,842   21.10        170,621,890      144,352,056     1
SAST SunAmerica Dynamic Strategy Portfolio Class 3           458,070,387   11.90      5,452,253,778    5,535,197,750     1
SAST Technology Portfolio Class 1                              2,087,595    5.04         10,523,043        6,524,906     1
SAST Technology Portfolio Class 2                                658,762    4.94          3,253,073        1,865,923     1
SAST Technology Portfolio Class 3                              7,354,802    4.87         35,845,054       28,391,864     1
SAST Telecom Utility Portfolio Class 1                           908,275   12.99         11,799,120       10,384,052     1
SAST Telecom Utility Portfolio Class 2                           112,557   13.01          1,464,651        1,289,244     1
SAST Telecom Utility Portfolio Class 3                         1,719,313   12.96         22,273,773       23,546,998     1
SAST Total Return Bond Portfolio Class 1                       4,882,096    8.70         42,470,083       43,204,276     1
SAST Total Return Bond Portfolio Class 2                         910,366    8.66          7,888,184        8,286,935     1
SAST Total Return Bond Portfolio Class 3                      78,263,066    8.62        674,251,184      700,244,695     1
SAST VCP Total Return Balanced Portfolio Class 3              48,882,801   10.42        509,232,179      525,219,791     1
SAST VCP Value Portfolio Class 3                              56,236,444   11.42        642,097,590      650,944,362     1
SST Allocation Balanced Portfolio Class 3                     12,107,178   11.06        133,910,039      138,072,371     1
SST Allocation Growth Portfolio Class 3                        2,124,390   12.53         26,621,588       25,211,810     1
SST Allocation Moderate Growth Portfolio Class 3              16,163,896   11.96        193,360,933      181,013,370     1
SST Allocation Moderate Portfolio Class 3                     15,773,860   11.49        181,300,388      175,187,440     1
SST Asset Allocation Diversified Growth Portfolio Class 3         10,750   11.59            124,614          144,362     1
SST Diversified Fixed Income Portfolio Class 3                     6,022   11.32             68,204           70,711     1
SST Focus Growth Portfolio Class 3                                 3,104    9.23             28,645           31,336     1
SST Focus Value Portfolio Class 3                                  2,695   16.80             45,264           48,595     1
SST International Equity Portfolio Class 3                        26,991    8.02            216,388          230,568     1
SST Large Cap Growth Portfolio Class 3                             7,129   12.25             87,329           88,917     1
SST Large Cap Value Portfolio Class 3                              6,857   15.18            104,117          106,870     1
SST Mid Cap Growth Portfolio Class 3                              19,289   15.09            291,101          307,899     1
SST Mid Cap Value Portfolio Class 3                               14,410   15.40            221,893          250,493     1
SST Real Return Portfolio Class 3                             31,394,067    9.28        291,218,396      311,020,443     1
SST Small Cap Portfolio Class 3                                    8,891   11.65            103,625          116,259     1
SST Stock Portfolio Class 3                                       11,727   23.81            279,173          293,386     1
VALIC Company I International Equities Index Fund                249,770    6.45          1,611,014        1,681,658     1
VALIC Company I Mid Cap Index Fund                                58,220   26.37          1,535,269        1,592,798     1
VALIC Company I Nasdaq-100 Index Fund                             88,298   10.60            935,960          904,681     1
VALIC Company I Small Cap Index Fund                              82,093   19.51          1,601,639        1,673,781     1
VALIC Company I Stock Index Fund                                 157,393   35.88          5,647,279        5,691,923     1

/(1)/Represents the level within the fair value hierarchy under which the portfolio is classified as defined by ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                             ------------------------------------------------------------------------------------------------
                                                        American      American
                              AFIS -      American     Funds Asset   Funds Cash  American Funds
                              Capital    Funds Asset   Allocation    Management  Global Growth  American Funds American Funds
                              Income   Allocation Fund    Fund          Fund          Fund       Growth Fund    Growth Fund
                              Builder      Class 2       Class 3      Class 3       Class 2        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)           $  5,711   $     38,057   $   130,882  $   (82,713)  $ (1,267,927)  $ (2,896,219)  $ (1,362,700)
   Net realized gain
     (loss)                      (148)     2,840,785     1,111,723      (41,421)    11,418,805     17,327,168      5,843,238
   Capital gain
     distributions from
     mutual funds                  --      4,860,328     2,701,962           --     20,445,461     59,808,246     42,039,621
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments              (25,531)    (7,789,594)   (3,879,914)      13,123    (18,866,051)   (58,897,041)   (35,223,517)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations           (19,968)       (50,424)       64,653     (111,011)    11,730,288     15,342,154     11,296,642
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold               661,036      1,551,014       195,393        1,757      1,917,234      1,479,814        523,907
   Cost of units
     redeemed                  (6,945)    (7,636,913)   (2,950,317)  (1,286,635)   (34,098,859)   (43,360,279)   (22,775,106)
   Net transfers               21,444     (1,739,989)     (609,854)    (117,070)    (5,087,732)   (11,649,778)    (3,242,234)
   Contract maintenance
     charge                       (25)       (57,598)      (11,538)      (3,723)      (447,254)      (515,008)       (57,332)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 --         (2,789)      (71,206)       4,271          7,154        (19,204)       182,186
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions         675,510     (7,886,275)   (3,447,522)  (1,401,400)   (37,709,457)   (54,064,455)   (25,368,579)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Increase (decrease) in
  net assets                  655,542     (7,936,699)   (3,382,869)  (1,512,411)   (25,979,169)   (38,722,301)   (14,071,937)
Net assets at beginning
  of period                     6,886     71,685,041    39,614,090    7,581,985    220,617,184    304,784,034    207,717,875
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Net assets at end of
  period                     $662,428   $ 63,748,342   $36,231,221  $ 6,069,574   $194,638,015   $266,061,733   $193,645,938
                             ========   ============   ===========  ===========   ============   ============   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)           $     --   $    (86,372)  $    72,511  $   (98,626)  $ (1,072,776)  $ (2,602,588)  $   (717,058)
   Net realized gain
     (loss)                        --      3,670,784     1,633,829      (23,807)    12,385,699     20,046,816      6,603,650
   Capital gain
     distributions from
     mutual funds                  --      3,731,393     2,002,034           --     23,316,008     15,574,838     10,175,685
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (49)    (4,502,792)   (2,061,501)     (10,552)   (33,237,735)   (12,493,749)    (1,589,659)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations               (49)     2,813,013     1,646,873     (132,985)     1,391,196     20,525,317     14,472,618
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 6,936      1,039,110        16,573        6,250      1,024,794      1,324,782        928,813
   Cost of units
     redeemed                      --    (10,785,468)   (4,646,813)  (2,294,738)   (34,511,253)   (46,589,089)   (19,556,839)
   Net transfers                   (1)       302,046       132,280    2,021,829     (2,919,344)   (10,020,000)    (4,330,295)
   Contract maintenance
     charge                        --        (62,097)      (12,862)      (4,409)      (517,483)      (609,878)       (63,662)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 --          6,108        18,675        6,794         11,514          5,965        285,221
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           6,935     (9,500,301)   (4,492,147)    (264,274)   (36,911,772)   (55,888,220)   (22,736,762)
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Increase (decrease) in
  net assets                    6,886     (6,687,288)   (2,845,274)    (397,259)   (35,520,576)   (35,362,903)    (8,264,144)
Net assets at beginning
  of period                        --     78,372,329    42,459,364    7,979,244    256,137,760    340,146,937    215,982,019
                             --------   ------------   -----------  -----------   ------------   ------------   ------------
Net assets at end of
  period                     $  6,886   $ 71,685,041   $39,614,090  $ 7,581,985   $220,617,184   $304,784,034   $207,717,875
                             ========   ============   ===========  ===========   ============   ============   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                             ---------------------------------------------------------------------------------------------------
                                                                                         American
                                                                                         Funds US
                                                             American     American      Government     AST Asset     AST Asset
                             American Funds American Funds Funds High-      Funds        AAA-Rated     Allocation    Allocation
                             Growth-Income  Growth-Income  Income Bond  International Securities Fund  Portfolio     Portfolio
                              Fund Class 2   Fund Class 3  Fund Class 3 Fund Class 3      Class 3       Class 1       Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)            $   (994,000)  $      3,483  $   552,270   $    63,502    $    12,405   $  1,416,396  $    68,752
   Net realized gain
     (loss)                     17,923,558      5,483,961     (274,136)      432,843          4,423      2,886,113      211,029
   Capital gain
     distributions from
     mutual funds               43,573,466     25,509,241           --     2,059,991         97,699     10,384,503      632,206
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (59,999,804)   (30,258,032)  (1,371,863)   (4,349,926)       (67,632)   (17,805,092)  (1,126,820)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations                503,220        738,653   (1,093,729)   (1,793,590)        46,895     (3,118,080)    (214,833)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                  2,722,002        794,870       36,146        98,466         68,508        581,975       26,752
   Cost of units
     redeemed                  (48,901,972)   (20,133,975)  (2,500,656)   (4,885,820)    (2,485,740)   (11,856,725)    (737,602)
   Net transfers                (7,801,472)    (4,190,504)    (816,487)      (99,571)       405,033     (1,694,654)     (58,629)
   Contract maintenance
     charge                       (484,774)       (59,098)      (5,221)      (11,135)        (4,852)       (40,949)     (15,014)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  (6,334)        60,418      (17,873)       10,432         10,574         16,170          229
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (54,472,550)   (23,528,289)  (3,304,091)   (4,887,628)    (2,006,477)   (12,994,183)    (784,264)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Increase (decrease) in
  net assets                   (53,969,330)   (22,789,636)  (4,397,820)   (6,681,218)    (1,959,582)   (16,112,263)    (999,097)
Net assets at beginning
  of period                    320,475,121    184,282,551   16,007,664    38,263,106     12,937,888    110,944,048    6,745,743
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Net assets at end of
  period                      $266,505,791   $161,492,915  $11,609,844   $31,581,888    $10,978,306   $ 94,831,785  $ 5,746,646
                              ============   ============  ===========   ===========    ===========   ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)            $ (1,117,905)  $        131  $   728,591   $    27,440    $   (30,123)  $    975,033  $    37,198
   Net realized gain
     (loss)                     21,981,217      7,267,273      115,110       783,832        (62,602)     4,205,081      814,862
   Capital gain
     distributions from
     mutual funds               16,232,165      9,150,012           --            --             --      3,094,805      199,628
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (8,565,255)       334,865     (918,950)   (2,380,325)       597,988     (1,668,472)    (628,325)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             28,530,222     16,752,281      (75,249)   (1,569,053)       505,263      6,606,447      423,363
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                  2,232,814        671,821       16,493        29,740         27,374      1,046,394       22,197
   Cost of units
     redeemed                  (51,689,802)   (23,626,855)  (2,115,869)   (4,261,178)    (1,872,175)   (16,008,849)  (3,234,490)
   Net transfers               (10,193,855)    (2,991,412)    (825,814)   (2,057,253)      (139,406)    (1,977,053)      16,928
   Contract maintenance
     charge                       (594,812)       (67,026)      (6,456)      (13,209)        (5,340)       (45,902)     (17,853)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                     324        288,369       20,034        11,809         11,123          9,865          (15)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (60,245,331)   (25,725,103)  (2,911,612)   (6,290,091)    (1,978,424)   (16,975,545)  (3,213,233)
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Increase (decrease) in
  net assets                   (31,715,109)    (8,972,822)  (2,986,861)   (7,859,144)    (1,473,161)   (10,369,098)  (2,789,870)
Net assets at beginning
  of period                    352,190,230    193,255,373   18,994,525    46,122,250     14,411,049    121,313,146    9,535,613
                              ------------   ------------  -----------   -----------    -----------   ------------  -----------
Net assets at end of
  period                      $320,475,121   $184,282,551  $16,007,664   $38,263,106    $12,937,888   $110,944,048  $ 6,745,743
                              ============   ============  ===========   ===========    ===========   ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                           ------------------------------------------------------------------------------------------------------
                                                                                          AST            AST            AST
                            AST Asset                     AST Capital  AST Capital     Government     Government   Government and
                            Allocation     AST Capital    Appreciation Appreciation   and Quality    and Quality    Quality Bond
                            Portfolio     Appreciation     Portfolio    Portfolio    Bond Portfolio Bond Portfolio   Portfolio
                             Class 3    Portfolio Class 1   Class 2      Class 3        Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $   415,838    $ (4,599,558)   $  (766,031) $ (7,034,934)  $    (38,647)  $   (89,380)   $ (1,537,941)
   Net realized
     gain (loss)             1,480,414      12,309,561      3,017,872    24,105,601        130,431        64,196        (855,048)
   Capital gain
     distributions
     from mutual
     funds                   3,721,937      48,147,371      7,881,554    75,145,930        262,552       114,563       1,947,023
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (6,915,182)    (34,795,025)    (6,735,850)  (61,872,795)    (1,060,351)     (445,044)     (6,126,534)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations         (1,296,993)     21,062,349      3,397,545    30,343,802       (706,015)     (355,665)     (6,572,500)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds
     from units sold         2,694,209       1,587,254        182,497    20,779,171        674,070        83,039      19,256,578
   Cost of units
     redeemed               (4,005,565)    (38,041,980)    (7,180,323)  (52,364,435)   (10,278,904)   (5,664,996)    (66,062,558)
   Net transfers               745,427      (3,578,039)    (1,480,361)  (16,503,461)      (588,033)     (978,921)     18,571,691
   Contract
     maintenance
     charge                   (175,253)       (118,641)       (82,459)   (2,455,454)       (42,530)      (72,914)     (3,719,930)
   Adjustments to
     net assets
     allocated to
     contracts in
     payout period                 355          12,264         (1,308)       (1,356)        12,987         4,012           1,445
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions         (740,827)    (40,139,142)    (8,561,954)  (50,545,535)   (10,222,410)   (6,629,780)    (31,952,774)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Increase (decrease)
  in net assets             (2,037,820)    (19,076,793)    (5,164,409)  (20,201,733)   (10,928,425)   (6,985,445)    (38,525,274)
Net assets at
  beginning of
  period                    36,335,227     303,798,648     50,614,579   447,124,602     80,943,079    36,871,794     556,008,094
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Net assets at end
  of period                $34,297,407    $284,721,855    $45,450,170  $426,922,869   $ 70,014,654   $29,886,349    $517,482,820
                           ===========    ============    ===========  ============   ============   ===========    ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $   230,641    $ (4,638,326)   $  (809,732) $ (7,080,725)  $    265,389   $    37,796    $    382,473
   Net realized
     gain (loss)             1,685,891      13,686,473      3,613,647    27,375,201         (5,945)      (26,124)     (1,907,707)
   Capital gain
     distributions
     from mutual
     funds                   1,001,577      51,698,584      8,898,497    79,976,562             --            --              --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments           (935,975)    (22,437,345)    (5,235,643)  (44,473,242)     2,782,282     1,331,964      20,242,413
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          1,982,134      38,309,386      6,466,769    55,797,796      3,041,726     1,343,636      18,717,179
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds
     from units sold         1,568,254       1,019,052        287,473    14,285,041        169,784       491,115      17,795,060
   Cost of units
     redeemed               (5,014,751)    (36,722,085)    (7,294,291)  (54,953,528)   (11,420,099)   (6,188,381)    (69,993,765)
   Net transfers               932,637      (6,749,923)    (2,652,646)  (20,439,330)    (2,157,939)   (1,349,184)     (6,814,174)
   Contract
     maintenance
     charge                   (163,735)       (127,054)       (88,717)   (2,405,910)       (46,556)      (83,374)     (3,692,525)
   Adjustments to
     net assets
     allocated to
     contracts in
     payout period                 384          13,172           (342)          368          8,479        (1,554)         (2,377)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (2,677,211)    (42,566,838)    (9,748,523)  (63,513,359)   (13,446,331)   (7,131,378)    (62,707,781)
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Increase (decrease)
  in net assets               (695,077)     (4,257,452)    (3,281,754)   (7,715,563)   (10,404,605)   (5,787,742)    (43,990,602)
Net assets at
  beginning of
  period                    37,030,304     308,056,100     53,896,333   454,840,165     91,347,684    42,659,536     599,998,696
                           -----------    ------------    -----------  ------------   ------------   -----------    ------------
Net assets at end
  of period                $36,335,227    $303,798,648    $50,614,579  $447,124,602   $ 80,943,079   $36,871,794    $556,008,094
                           ===========    ============    ===========  ============   ============   ===========    ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                 --------------------------------------------------------------------------------------------
                                                                          AST Multi-  AST Natural  AST Natural   AST Natural
                                  AST Growth    AST Growth   AST Growth     Asset      Resources    Resources     Resources
                                  Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                   Class 1       Class 2      Class 3      Class 3      Class 1      Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (697,127) $  (238,614) $ (1,218,334)  $    (93) $     (7,957) $   (24,093) $   (330,067)
   Net realized gain (loss)         4,566,113    1,529,713     6,182,924        (66)   (4,771,296)  (1,402,260)  (12,956,137)
   Capital gain
     distributions from
     mutual funds                  10,185,387    2,751,848    13,159,117      8,444            --           --            --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                  (14,845,436)  (4,244,828)  (19,352,316)   (12,614)   (1,494,667)    (113,009)   (4,799,996)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         operations                  (791,063)    (201,881)   (1,228,609)    (4,329)   (6,273,920)  (1,539,362)  (18,086,200)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                             406,826      138,004     1,845,213     85,644        72,388       33,159     1,949,456
   Cost of units redeemed          (9,619,920)  (3,751,548)  (13,604,668)        --    (3,149,729)  (1,089,919)   (9,305,271)
   Net transfers                   (2,322,180)    (313,265)     (669,678)    26,333    (1,164,991)     (22,740)    5,694,537
   Contract maintenance
     charge                           (38,918)     (43,938)     (426,195)        --       (19,699)     (19,440)     (460,233)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             8,846        1,135        (6,101)        --          (759)        (410)       (4,016)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions             (11,565,346)  (3,969,612)  (12,861,429)   111,977    (4,262,790)  (1,099,350)   (2,125,527)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Increase (decrease) in net
  assets                          (12,356,409)  (4,171,493)  (14,090,038)   107,648   (10,536,710)  (2,638,712)  (20,211,727)
Net assets at beginning of
  period                           80,179,098   22,890,888   103,500,385         --    31,068,567    7,757,067    86,960,927
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Net assets at end of period      $ 67,822,689  $18,719,395  $ 89,410,347   $107,648  $ 20,531,857  $ 5,118,355  $ 66,749,200
                                 ============  ===========  ============   ========  ============  ===========  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (821,778) $  (284,174) $ (1,394,376)  $     --  $   (189,712) $   (67,723) $   (809,987)
   Net realized gain (loss)         5,677,808    1,794,339     7,193,955         --    (3,064,535)    (659,627)   (7,076,520)
   Capital gain
     distributions from
     mutual funds                          --           --            --         --            --           --            --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                     (249,382)    (173,876)      (33,503)        --    (4,399,920)  (1,078,859)  (11,151,065)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         operations                 4,606,648    1,336,289     5,766,076         --    (7,654,167)  (1,806,209)  (19,037,572)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                             311,169      141,101     2,904,174         --       111,548       59,994     2,157,118
   Cost of units redeemed         (13,046,650)  (3,621,077)  (14,862,340)        --    (4,395,352)  (1,136,979)  (12,864,367)
   Net transfers                   (2,293,038)     (81,651)   (3,722,628)        --    (1,124,015)     159,815     8,856,316
   Contract maintenance
     charge                           (43,849)     (50,789)     (471,594)        --       (24,755)     (23,435)     (522,883)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                            12,538         (637)          356         --         3,147          (28)        2,586
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions             (15,059,830)  (3,613,053)  (16,152,032)        --    (5,429,427)    (940,633)   (2,371,230)
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Increase (decrease) in net
  assets                          (10,453,182)  (2,276,764)  (10,385,956)        --   (13,083,594)  (2,746,842)  (21,408,802)
Net assets at beginning of
  period                           90,632,280   25,167,652   113,886,341         --    44,152,161   10,503,909   108,369,729
                                 ------------  -----------  ------------   --------  ------------  -----------  ------------
Net assets at end of period      $ 80,179,098  $22,890,888  $103,500,385   $     --  $ 31,068,567  $ 7,757,067  $ 86,960,927
                                 ============  ===========  ============   ========  ============  ===========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                           ----------------------------------------------------------------------------------
                                                                                  BLK
                                                                        BLK     iShares                Columbia
                                                             BLK      iShares   Dynamic  BLK iShares   VP Asset  Columbia VP
                                            BLK Global   iShares Alt  Dynamic    Fixed      Equity    Allocation  -Dividend
                                           Allocation VI Strategies  Allocation Income   Appreciation    Fund    Opportunity
                                               Fund        VI Fund    VI Fund   VI Fund    VI Fund     Class 1   Fund Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $    8,535    $ 14,408    $  3,122  $   581    $    818   $   4,196   $  (31,705)
   Net realized gain (loss)                     (1,750)       (479)       (104)      (7)        (42)     17,499       98,423
   Capital gain distributions from
     mutual funds                              106,931          --          --       --          --      82,764           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                              (125,259)    (33,463)    (20,826)  (1,476)    (11,085)   (107,290)    (152,631)
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                            (11,543)    (19,534)    (17,808)    (902)    (10,309)     (2,831)     (85,913)
                                            ----------    --------    --------  -------    --------   ---------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              2,034,836     508,223     288,725   44,127      62,146          --        2,290
   Cost of units redeemed                       (1,914)     (2,941)         --       --          --     (46,085)    (228,194)
   Net transfers                                14,909     144,285      17,706    5,887      39,437      11,256      (21,831)
   Contract maintenance charge                      --          (6)         --       --          --        (166)      (3,391)
   Adjustments to net assets
     allocated to contracts in payout
     period                                         --          --          --       --          --          --           --
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions              2,047,831     649,561     306,431   50,014     101,583     (34,995)    (251,126)
                                            ----------    --------    --------  -------    --------   ---------   ----------
Increase (decrease) in net assets            2,036,288     630,027     288,623   49,112      91,274     (37,826)    (337,039)
Net assets at beginning of period                   --          --          --       --          --     809,820    2,185,966
                                            ----------    --------    --------  -------    --------   ---------   ----------
Net assets at end of period                 $2,036,288    $630,027    $288,623  $49,112    $ 91,274   $ 771,994   $1,848,927
                                            ==========    ========    ========  =======    ========   =========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $       --    $     --    $     --  $    --    $     --   $   7,987   $  (36,146)
   Net realized gain (loss)                         --          --          --       --          --      17,309      142,288
   Capital gain distributions from
     mutual funds                                   --          --          --       --          --      18,003           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                    --          --          --       --          --      21,114       83,734
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                                 --          --          --       --          --      64,413      189,876
                                            ----------    --------    --------  -------    --------   ---------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                     --          --          --       --          --          --          660
   Cost of units redeemed                           --          --          --       --          --     (47,250)    (440,212)
   Net transfers                                    --          --          --       --          --        (418)     (59,670)
   Contract maintenance charge                      --          --          --       --          --        (173)      (4,557)
   Adjustments to net assets
     allocated to contracts in payout
     period                                         --          --          --       --          --          --           --
                                            ----------    --------    --------  -------    --------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions                     --          --          --       --          --     (47,841)    (503,779)
                                            ----------    --------    --------  -------    --------   ---------   ----------
                                                    --          --          --       --          --
Increase (decrease) in net assets                   --          --          --       --          --      16,572     (313,903)
                                                    --          --          --       --          --     793,248    2,499,869
Net assets at beginning of period           ----------    --------    --------  -------    --------   ---------   ----------
                                            $       --    $     --    $     --  $    --    $     --   $ 809,820   $2,185,966
Net assets at end of period                 ==========    ========    ========  =======    ========   =========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               Sub-accounts
                                           -------------------------------------------------------------------------------------
                                           Columbia               Columbia
                                             VP -                   VP -                                             Columbia
                                           Emerging   Columbia    Limited                  Columbia                 VP Marsico
                                           Markets    VP Income   Duration  Columbia VP   VP Marsico   Columbia VP International
                                             Bond   Opportunities  Credit   Marsico 21st    Focused      Marsico   Opportunities
                                             Fund       Fund        Fund    Century Fund Equities Fund Growth Fund     Fund
                                           Class 2     Class 1    Class 2     Class 1       Class 1      Class 1      Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (7)  $ 1,090,482  $   (401)  $  (17,701)  $  (432,555) $  (28,483)  $  (21,304)
   Net realized gain (loss)                     --      (203,099)     (241)      37,073       496,605     157,279       72,144
   Capital gain distributions from
     mutual funds                               --       127,123        --      207,284     4,348,821     231,854           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                               (11)   (1,317,844)   (1,740)    (225,815)   (4,077,398)   (342,610)     (63,412)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                            (18)     (303,338)   (2,382)         841       335,473      18,040      (12,572)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              1,900        51,300   130,058           --       240,163       3,812        2,519
   Cost of units redeemed                       --    (2,075,052)       --     (108,715)   (3,872,353)   (349,355)    (245,821)
   Net transfers                                34      (535,650)  (37,561)      (1,831)   (1,117,154)    (74,029)     (67,916)
   Contract maintenance charge                  --       (60,371)       --         (877)      (99,145)     (2,724)      (2,947)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     --            31        --           --            (1)         --           --
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions              1,934    (2,619,742)   92,497     (111,423)   (4,848,490)   (422,296)    (314,165)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Increase (decrease) in net assets            1,916    (2,923,080)   90,115     (110,582)   (4,513,017)   (404,256)    (326,737)
Net assets at beginning of period               --    15,886,936        --    1,127,137    31,162,661   2,109,250    1,775,008
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Net assets at end of period                 $1,916   $12,963,856  $ 90,115   $1,016,555   $26,649,644  $1,704,994   $1,448,271
                                            ======   ===========  ========   ==========   ===========  ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $   --   $  (284,507) $     --   $  (17,683)  $  (356,731) $  (29,639)  $  (28,759)
   Net realized gain (loss)                     --      (152,039)       --       39,587       970,230     164,307       72,448
   Capital gain distributions from
     mutual funds                               --            --        --       48,177     4,988,687     314,498           --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                --       878,761        --        8,294    (2,464,017)   (292,133)    (181,797)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                             --       442,215        --       78,375     3,138,169     157,033     (138,108)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --        52,334        --           --        63,296       1,758          900
   Cost of units redeemed                       --    (2,528,835)       --      (75,066)   (4,013,623)   (366,767)    (371,793)
   Net transfers                                --      (383,577)       --      (17,166)     (298,557)    (23,222)     104,846
   Contract maintenance charge                  --       (72,901)       --       (1,136)     (108,304)     (3,810)      (3,933)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     --            --        --           --             2          --           --
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
       Increase (decrease) in net
         assets resulting from
         principal transactions                 --    (2,932,979)       --      (93,368)   (4,357,186)   (392,041)    (269,980)
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
                                                --                      --
Increase (decrease) in net assets               --    (2,490,764)       --      (14,993)   (1,219,017)   (235,008)    (408,088)
Net assets at beginning of period               --    18,377,700        --    1,142,130    32,381,678   2,344,258    2,183,096
                                            ------   -----------  --------   ----------   -----------  ----------   ----------
Net assets at end of period                 $   --   $15,886,936  $     --   $1,127,137   $31,162,661  $2,109,250   $1,775,008
                                            ======   ===========  ========   ==========   ===========  ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                           -----------------------------------------------------------------------------------
                                            Columbia                                           Franklin
                                             VP Mid                                          Templeton VIP
                                               Cap     Columbia VP                             Founding     GS VIT    GS VIT
                                             Growth       Small                    Franklin      Funds      Global    Multi-
                                           Opportunity   Company   Franklin Income Strategic  Allocations   Markets  Strategy
                                              Fund     Growth Fund Securities Fund  Income       Fund      Navigator Alt Port
                                             Class 1     Class 1       Class 2     VIP Fund     Class 2     Fd SVC   Advisor
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $ (7,393)  $  (13,821)  $  4,829,748   $ 13,717   $   744,244   $   (36) $  6,524
   Net realized gain (loss)                   19,845      113,984      1,756,222       (718)      189,431       (14)      (10)
   Capital gain distributions from
     mutual funds                                 --       42,836             --      4,600        86,635       873       712
   Change in net unrealized
     appreciation (depreciation) of
     investments                               6,576     (108,143)   (19,786,428)   (40,353)   (5,049,346)   (1,425)  (25,554)
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         operations                           19,028       34,856    (13,200,458)   (22,754)   (4,029,036)     (602)  (18,328)
                                            --------   ----------   ------------   --------   -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                   --          458      8,192,204    311,128     2,458,096    40,639   377,596
   Cost of units redeemed                    (28,469)    (213,945)   (13,014,284)      (374)   (5,502,721)       --    (2,933)
   Net transfers                              (9,780)     (29,110)    (6,135,091)   243,546    (1,198,774)     (396)  138,800
   Contract maintenance charge                  (126)        (610)      (968,352)        (7)     (375,638)       --        (6)
   Adjustments to net assets
     allocated to contracts in payout
     period                                       --           --           (931)        --            --        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         principal transactions              (38,375)    (243,207)   (11,926,454)   554,293    (4,619,037)   40,243   513,457
                                            --------   ----------   ------------   --------   -----------   -------  --------
Increase (decrease) in net assets            (19,347)    (208,351)   (25,126,912)   531,539    (8,648,073)   39,641   495,129
Net assets at beginning of period            462,634      927,272    165,202,869     10,403    56,850,080        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
Net assets at end of period                 $443,287   $  718,921   $140,075,957   $541,942   $48,202,007   $39,641  $495,129
                                            ========   ==========   ============   ========   ===========   =======  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $ (7,388)  $  (14,387)  $  5,603,431   $     --   $   661,953   $    --  $     --
   Net realized gain (loss)                    5,970       42,233      3,339,720         --       692,390        --        --
   Capital gain distributions from
     mutual funds                                 --       16,243             --         --        46,563        --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                              27,064     (110,184)    (4,552,955)        --      (813,380)       --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         operations                           25,646      (66,095)     4,390,196         --       587,526        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  648          582     14,694,848     10,403     5,892,340        --        --
   Cost of units redeemed                    (38,280)     (99,860)   (12,217,105)        --    (5,481,783)       --        --
   Net transfers                              (3,602)      47,705      8,371,618         --     3,478,972        --        --
   Contract maintenance charge                  (143)        (796)      (958,565)        --      (365,343)       --        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                       --           --             (4)        --            --        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
       Increase (decrease) in net
         assets resulting from
         principal transactions              (41,377)     (52,369)     9,890,792     10,403     3,524,186        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
                                                                                                                 --        --
Increase (decrease) in net assets            (15,731)    (118,464)    14,280,988     10,403     4,111,712        --        --
Net assets at beginning of period            478,365    1,045,736    150,921,881         --    52,738,368        --        --
                                            --------   ----------   ------------   --------   -----------   -------  --------
Net assets at end of period                 $462,634   $  927,272   $165,202,869   $ 10,403   $56,850,080   $    --  $     --
                                            ========   ==========   ============   ========   ===========   =======  ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                Sub-accounts
                                           --------------------------------------------------------------------------------------
                                                      Invesco
                                            GS VIT      V.I.
                                           Strategic Balanced-    Invesco VI                  Invesco VI
                                            Income      Risk       American     Invesco VI    Growth and    Ivy Funds Lord Abbett
                                             Fund    Allocation Franchise Fund Comstock Fund  Income Fund   VIP Asset Fundamental
                                            Advisor      Fd       Series II      Series II     Series II    Strategy    Equity
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,409   $  2,475   $  (290,694)  $    281,680  $   4,748,586  $ (1,418)  $  1,568
   Net realized gain (loss)                     (19)      (179)    2,173,728     22,721,492     21,487,005    (1,486)       (26)
   Capital gain distributions from
     mutual funds                                --      7,159       100,915        940,407     72,948,927    14,550     10,718
   Change in net unrealized
     appreciation (depreciation) of
     investments                             (2,989)   (16,098)   (1,416,289)   (50,099,034)  (121,845,579)  (35,194)   (18,231)
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         operations                          (1,599)    (6,643)      567,660    (26,155,455)   (22,661,061)  (23,548)    (5,971)
                                           --------   --------   -----------   ------------  -------------  --------   --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold             168,196    231,664       892,766      8,239,378      8,272,025   259,943    171,927
   Cost of units redeemed                        --         --    (2,175,138)   (37,333,204)   (53,360,918)   (1,732)      (122)
   Net transfers                             13,365      8,022    (1,190,344)     7,464,324        950,946    45,021      4,658
   Contract maintenance charge                   --         --       (71,385)    (2,181,907)    (3,208,825)       (7)        --
   Adjustments to net assets
     allocated to contracts in payout
     period                                      --         --        (1,928)         3,281          3,671        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         principal transactions             181,561    239,686    (2,546,029)   (23,808,128)   (47,343,101)  303,225    176,463
                                           --------   --------   -----------   ------------  -------------  --------   --------
Increase (decrease) in net assets           179,962    233,043    (1,978,369)   (49,963,583)   (70,004,162)  279,677    170,492
Net assets at beginning of period                --         --    19,893,499    368,875,078    523,816,386    10,317         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
Net assets at end of period                $179,962   $233,043   $17,915,130   $318,911,495  $ 453,812,224  $289,994   $170,492
                                           ========   ========   ===========   ============  =============  ========   ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --   $     --   $  (313,173)  $ (1,777,178) $    (505,663) $     --   $     --
   Net realized gain (loss)                      --         --     2,216,038     25,885,065     33,091,059        --         --
   Capital gain distributions from
     mutual funds                                --         --            --             --     61,894,548        --         --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 --         --      (618,684)     2,682,489    (51,860,485)      (86)        --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         operations                              --         --     1,284,181     26,790,376     42,619,459       (86)        --
                                           --------   --------   -----------   ------------  -------------  --------   --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  --         --       366,954     10,616,192     11,176,658    10,403         --
   Cost of units redeemed                        --         --    (2,293,530)   (39,689,343)   (59,236,943)       --         --
   Net transfers                                 --         --      (881,588)   (10,882,657)   (26,573,463)       --         --
   Contract maintenance charge                   --         --       (77,414)    (2,147,309)    (3,234,722)       --         --
   Adjustments to net assets
     allocated to contracts in payout
     period                                      --         --           (66)           232            254        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
       Increase (decrease) in net
         assets resulting from
         principal transactions                  --         --    (2,885,644)   (42,102,885)   (77,868,216)   10,403         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
                                                 --         --                                                               --
Increase (decrease) in net assets                --         --    (1,601,463)   (15,312,509)   (35,248,757)   10,317         --
Net assets at beginning of period                --         --    21,494,962    384,187,587    559,065,143        --         --
                                           --------   --------   -----------   ------------  -------------  --------   --------
Net assets at end of period                $     --   $     --   $19,893,499   $368,875,078  $ 523,816,386  $ 10,317   $     --
                                           ========   ========   ===========   ============  =============  ========   ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                        -----------------------------------------------------------------------------------------
                                                                                                             Neuberger
                                                                                                               Berman
                                                                           Lord       Lord                      AMT
                                          Lord Abbett      Lord Abbett    Abbett     Abbett       Morgan      Absolute
                                           Growth and     Mid Cap Stock   Series     Series    Stanley UIF     Return     PIMCO
                                        Income Portfolio Portfolio Class Fund Bond Fund Short     Global     Multi Mngr All Asset
                                            Class VC           VC        Debenture  Duration  Infrastructure Portfolio  Portfolio
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)           $   (901,481)    $  (212,415)  $ 16,487   $ 18,602     $    (20)    $ (2,595)  $   462
   Net realized gain (loss)                 13,653,821       1,257,947       (648)      (154)        (826)         117        (7)
   Capital gain distributions from
     mutual funds                           11,324,388       1,201,120        554         --       11,495        3,674        --
   Change in net unrealized
     appreciation (depreciation)
     of investments                        (33,787,038)     (3,294,177)   (30,475)   (25,843)     (43,763)     (26,092)   (2,310)
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         operations                         (9,710,310)     (1,047,525)   (14,082)    (7,395)     (33,114)     (24,896)   (1,855)
                                          ------------     -----------   --------   --------     --------     --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              2,294,055          36,660    322,255    509,320      304,687      367,603    19,766
   Cost of units redeemed                  (24,683,000)     (2,680,483)        --     (3,529)      (3,976)      (2,923)       --
   Net transfers                            (2,765,249)       (276,088)   127,976    404,985      110,303      137,597       231
   Contract maintenance charge              (1,441,610)        (14,641)        --         --           (5)          (6)       --
   Adjustments to net assets
     allocated to contracts in
     payout period                              (2,533)             45         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         principal transactions            (26,598,337)     (2,934,507)   450,231    910,776      411,009      502,271    19,997
                                          ------------     -----------   --------   --------     --------     --------   -------
Increase (decrease) in net assets          (36,308,647)     (3,982,032)   436,149    903,381      377,895      477,375    18,142
Net assets at beginning of period          242,902,584      23,037,053         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
Net assets at end of period               $206,593,937     $19,055,021   $436,149   $903,381     $377,895     $477,375   $18,142
                                          ============     ===========   ========   ========     ========     ========   =======
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)           $ (2,289,811)    $  (264,984)  $     --   $     --     $     --     $     --   $    --
   Net realized gain (loss)                 15,326,219       1,577,260         --         --           --           --        --
   Capital gain distributions from
     mutual funds                                   --              --         --         --           --           --        --
   Change in net unrealized
     appreciation (depreciation)
     of investments                          1,332,141         885,434         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         operations                         14,368,549       2,197,710         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              3,450,867         234,801         --         --           --           --        --
   Cost of units redeemed                  (26,555,712)     (3,881,321)        --         --           --           --        --
   Net transfers                           (13,755,965)       (774,028)        --         --           --           --        --
   Contract maintenance charge              (1,500,202)        (15,776)        --         --           --           --        --
   Adjustments to net assets
     allocated to contracts in
     payout period                                 459             435         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
       Increase (decrease) in net
         assets resulting from
         principal transactions            (38,360,553)     (4,435,889)        --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
                                                                               --         --           --           --        --
Increase (decrease) in net assets          (23,992,004)     (2,238,179)        --         --           --           --        --
Net assets at beginning of period          266,894,588      25,275,232         --         --           --           --        --
                                          ------------     -----------   --------   --------     --------     --------   -------
Net assets at end of period               $242,902,584     $23,037,053   $     --   $     --     $     --     $     --   $    --
                                          ============     ===========   ========   ========     ========     ========   =======

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                     --------------------------------------------------------------------------------------------
                                       PIMCO                   Principal     Principal                                Principal
                                     Emerging      PIMCO      Diversified   Diversified    Principal     Principal    Government
                                      Markets  Unconstrained International International Equity Income Equity Income    & High
                                       Bond        Bond         Account       Account       Account       Account    Quality Bond
                                     Portfolio   Portfolio      Class 1       Class 2       Class 1       Class 2      Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)       $   950    $  6,930     $   11,874     $  2,272     $   143,372   $    56,613   $   52,940
   Net realized gain (loss)               (36)     (2,418)        11,893       16,248         757,918       531,518        1,380
   Capital gain distributions
     from mutual funds                    219          87             --           --              --            --        4,021
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                       (3,969)    (11,674)       (40,914)     (23,639)     (1,712,771)   (1,118,318)     (80,271)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations               (2,836)     (7,075)       (17,147)      (5,119)       (811,481)     (530,187)     (21,930)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold        43,094     319,584             --           --           4,333       118,000       14,781
   Cost of units redeemed                (370)    (25,347)      (168,164)      (2,622)     (2,459,944)   (1,261,169)    (200,583)
   Net transfers                        1,255      73,917         14,952      (46,329)        (62,778)     (151,651)      66,921
   Contract maintenance charge             --          (4)        (2,248)        (274)        (30,792)      (22,204)      (2,124)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --          --              6           --             161            --           48
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  43,979     368,150       (155,454)     (49,225)     (2,549,020)   (1,317,024)    (120,957)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Increase (decrease) in net
  assets                               41,143     361,075       (172,601)     (54,344)     (3,360,501)   (1,847,211)    (142,887)
Net assets at beginning of
  period                                   --          --      1,156,814      436,042      17,102,964    10,552,625    3,099,798
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Net assets at end of period           $41,143    $361,075     $  984,213     $381,698     $13,742,463   $ 8,705,414   $2,956,911
                                      =======    ========     ==========     ========     ===========   ===========   ==========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)       $    --    $     --     $   10,125     $  1,192     $   158,309   $    62,223   $   69,641
   Net realized gain (loss)                --          --         30,311       22,051         629,595       389,953        8,914
   Capital gain distributions
     from mutual funds                     --          --             --           --              --            --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           --          --        (96,967)     (46,736)      1,027,307       614,304       31,063
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                   --          --        (56,531)     (23,493)      1,815,211     1,066,480      109,618
                                      -------    --------     ----------     --------     -----------   -----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            --          --             --           --             239           (15)         500
   Cost of units redeemed                  --          --       (287,707)     (74,903)     (2,139,851)     (964,989)    (334,249)
   Net transfers                           --          --         14,830        6,325        (149,281)      (16,960)       2,040
   Contract maintenance charge             --          --         (3,102)        (395)        (36,320)      (23,771)      (2,629)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --          --             16           --             144            --           46
                                      -------    --------     ----------     --------     -----------   -----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                      --          --       (275,963)     (68,973)     (2,325,069)   (1,005,735)    (334,292)
                                      -------    --------     ----------     --------     -----------   -----------   ----------
                                           --          --
Increase (decrease) in net
  assets                                   --          --       (332,494)     (92,466)       (509,858)       60,745     (224,674)
Net assets at beginning of
  period                                   --          --      1,489,308      528,508      17,612,822    10,491,880    3,324,472
                                      -------    --------     ----------     --------     -----------   -----------   ----------
Net assets at end of period           $    --    $     --     $1,156,814     $436,042     $17,102,964   $10,552,625   $3,099,798
                                      =======    ========     ==========     ========     ===========   ===========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 Sub-accounts
                                               --------------------------------------------------------------------------------
                                               Principal
                                               Government                           Principal   Principal  Principal  Principal
                                                 & High    Principal    Principal    LargeCap    LargeCap  LargeCap   LargeCap
                                                Quality     Income       Income       Blend       Blend     Growth     Growth
                                                  Bond      Account      Account    Account II  Account II  Account    Account
                                                Class 2     Class 1      Class 2     Class 1     Class 2    Class 1    Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                 $ 12,880  $   139,791  $   59,079  $    18,531  $   3,795  $ (10,837) $ (6,970)
   Net realized gain (loss)                          589       39,815      44,450      191,653     86,985     63,993    22,020
   Capital gain distributions from
     mutual funds                                  1,100           --          --      454,054    146,960         --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 (21,876)    (279,947)   (158,121)    (665,623)  (235,048)   (17,419)   (1,322)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from operations                (7,307)    (100,341)    (54,592)      (1,385)     2,692     35,737    13,728
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                       --           --          --          132         --         --        --
   Cost of units redeemed                        (38,263)    (515,486)   (498,692)     (49,906)   (58,760)  (276,920)  (34,384)
   Net transfers                                 (15,380)     (33,480)    (21,199)  (1,840,227)  (602,693)     2,496     4,205
   Contract maintenance charge                      (489)     (10,579)     (1,054)        (485)        (1)      (319)     (124)
   Adjustments to net assets allocated
     to contracts in payout period                    --           31           2            9         --         --        --
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from principal
         transactions                            (54,132)    (559,514)   (520,943)  (1,890,477)  (661,454)  (274,743)  (30,303)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Increase (decrease) in net assets                (61,439)    (659,855)   (575,535)  (1,891,862)  (658,762)  (239,006)  (16,575)
Net assets at beginning of period                854,357    5,230,886   2,792,095    1,891,862    658,762    907,530   437,242
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Net assets at end of period                     $792,918  $ 4,571,031  $2,216,560  $        --  $      --  $ 668,524  $420,667
                                                ========  ===========  ==========  ===========  =========  =========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                 $ 15,938  $   168,771  $   72,116  $    (4,137) $  (3,446) $  (8,218) $ (6,020)
   Net realized gain (loss)                        2,190       91,919      38,660       64,881     21,451     26,630    42,963
   Capital gain distributions from
     mutual funds                                     --           --          --           --         --         --        --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                   8,830      (26,215)     (4,631)     112,723     38,542     55,492     5,392
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from operations                26,958      234,475     106,145      173,467     56,547     73,904    42,335
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                    2,515          515          (5)         737        (12)        --        --
   Cost of units redeemed                        (90,527)    (971,075)   (278,615)    (156,517)   (52,097)   (35,549)  (81,140)
   Net transfers                                   6,417      (88,504)    (86,674)      18,392     26,337    173,760    15,595
   Contract maintenance charge                      (725)     (12,948)     (1,229)      (1,594)      (122)      (720)     (121)
   Adjustments to net assets allocated
     to contracts in payout period                    --           29          20           30         --         --        --
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
       Increase (decrease) in net assets
         resulting from principal
         transactions                            (82,320)  (1,071,983)   (366,503)    (138,952)   (25,894)   137,491   (65,666)
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Increase (decrease) in net assets                (55,362)    (837,508)   (260,358)      34,515     30,653    211,395   (23,331)
Net assets at beginning of period                909,719    6,068,394   3,052,453    1,857,347    628,109    696,135   460,573
                                                --------  -----------  ----------  -----------  ---------  ---------  --------
Net assets at end of period                     $854,357  $ 5,230,886  $2,792,095  $ 1,891,862  $ 658,762  $ 907,530  $437,242
                                                ========  ===========  ==========  ===========  =========  =========  ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                          ----------------------------------------------------------------------------------
                                                                                                      Principal
                                                                                                         PVC      Principal
                                           Principal  Principal   Principal               Principal   Principal      PVC
                                             Money      Money    PVC Capital  Principal      PVC       Capital    SmallCap
                                            Market     Market    Appreciation PVC MidCap    MidCap   Appreciation   Blend
                                            Account    Account     Account    Blend Acct  Blend Acct   Account     Account
                                            Class 1    Class 2     Class 1     Class 1     Class 2     Class 2     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)           $  (15,040) $  (9,027) $  (129,568) $  (21,597)  $ (9,651)  $  (32,911) $  (7,842)
   Net realized gain (loss)                       --         --       83,975     136,664     37,832       29,325    185,286
   Capital gain distributions from
     mutual funds                                 --         --      195,961     222,658     73,934       38,287    140,086
   Change in net unrealized
     appreciation (depreciation) of
     investments                                  --         --     (105,257)   (324,856)   (98,122)     (31,259)  (335,983)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         operations                          (15,040)    (9,027)      45,111      12,869      3,993        3,442    (18,453)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  500      1,004        1,152       4,998    118,000       34,874         33
   Cost of units redeemed                   (427,783)  (814,312)  (1,327,889)   (268,519)   (16,096)    (347,125)   (21,961)
   Net transfers                             266,323    704,846    1,767,668     (23,154)   (53,629)     514,585    190,300
   Contract maintenance charge                (1,517)      (710)     (18,425)     (3,000)      (385)      (1,247)      (702)
   Adjustments to net assets
     allocated to contracts in
     payout period                                10        740           94          21         --           --         16
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         principal transactions             (162,467)  (108,432)     422,600    (289,654)    47,890      201,087    167,686
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Increase (decrease) in net assets           (177,507)  (117,459)     467,711    (276,785)    51,883      204,529    149,233
Net assets at beginning of period          1,055,428    601,677   10,118,157   2,224,709    734,929    1,903,974    545,987
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Net assets at end of period               $  877,921  $ 484,218  $10,585,868  $1,947,924   $786,812   $2,108,503  $ 695,220
                                          ==========  =========  ===========  ==========   ========   ==========  =========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)           $  (18,653) $ (11,741) $   169,192  $  (21,788)  $ (9,255)  $   24,218  $  (8,817)
   Net realized gain (loss)                       --         --      165,952     116,262     22,573       22,258     50,209
   Capital gain distributions from
     mutual funds                                 --         --    1,610,290     196,426     62,517      296,342         --
   Change in net unrealized
     appreciation (depreciation) of
     investments                                  --         --     (896,452)    (59,648)    (2,037)    (159,451)   (17,600)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         operations                          (18,653)   (11,741)   1,048,982     231,252     73,798      183,367     23,792
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              268,704         --        1,778         392         --           --         33
   Cost of units redeemed                   (753,325)  (227,495)  (1,482,428)   (218,952)   (37,079)    (204,927)   (63,834)
   Net transfers                             272,131      1,492      (88,009)    (35,471)    (1,970)       6,976      7,053
   Contract maintenance charge                (1,967)    (1,093)     (21,293)     (3,338)      (400)      (1,363)      (634)
   Adjustments to net assets
     allocated to contracts in
     payout period                                10        647           68          18         --           --         14
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
       Increase (decrease) in net
         assets resulting from
         principal transactions             (214,447)  (226,449)  (1,589,884)   (257,351)   (39,449)    (199,314)   (57,368)
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Increase (decrease) in net assets           (233,100)  (238,190)    (540,902)    (26,099)    34,349      (15,947)   (33,576)
Net assets at beginning of period          1,288,528    839,867   10,659,059   2,250,808    700,580    1,919,921    579,563
                                          ----------  ---------  -----------  ----------   --------   ----------  ---------
Net assets at end of period               $1,055,428  $ 601,677  $10,118,157  $2,224,709   $734,929   $1,903,974  $ 545,987
                                          ==========  =========  ===========  ==========   ========   ==========  =========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                     --------------------------------------------------------------------------------------------
                                                                                                        Principal
                                      Principal   Principal                              Principal SAM     SAM      Principal SAM
                                     Real Estate Real Estate Principal SAM Principal SAM Conservative  Conservative Conservative
                                     Securities  Securities    Balanced      Balanced      Balanced      Balanced      Growth
                                       Account     Account     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                       Class 1     Class 2      Class 1       Class 2       Class 1      Class 2       Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)       $     (22)  $   (336)   $   492,347   $   359,894   $    63,473   $   65,195   $   120,579
   Net realized gain (loss)              71,885     27,221        487,977       614,532        43,015      119,407       618,455
   Capital gain distributions
     from mutual funds                   15,297      8,189      2,708,076     2,533,673       172,423      225,804     1,169,862
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        (77,766)   (28,509)    (4,467,276)   (4,332,801)     (358,194)    (525,519)   (2,351,701)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from operations                  9,394      6,565       (778,876)     (824,702)      (79,283)    (115,113)     (442,805)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              --         --          2,640       157,520         6,033      118,000        26,510
   Cost of units redeemed              (142,526)   (16,142)    (4,324,531)   (4,382,249)     (260,347)    (776,137)   (2,192,565)
   Net transfers                         (7,926)   (31,311)      (242,173)      303,240       (39,675)    (142,841)     (530,740)
   Contract maintenance charge             (974)      (442)       (25,977)      (54,429)       (3,244)      (3,166)      (12,910)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --         --             34            --           114           --             5
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  (151,426)   (47,895)    (4,590,007)   (3,975,918)     (297,119)    (804,144)   (2,709,700)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
  assets                               (142,032)   (41,330)    (5,368,883)   (4,800,620)     (376,402)    (919,257)   (3,152,505)
Net assets at beginning of
  period                                601,392    290,847     39,533,551    36,330,970     3,848,231    5,120,776    20,426,876
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Net assets at end of period           $ 459,360   $249,517    $34,164,668   $31,530,350   $ 3,471,829   $4,201,519   $17,274,371
                                      =========   ========    ===========   ===========   ===========   ==========   ===========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)       $   1,121   $   (673)   $   511,975   $   328,742   $    65,382   $   63,791   $    50,283
   Net realized gain (loss)              48,046     16,868      1,486,240     1,319,612       184,603      145,263     1,007,346
   Capital gain distributions
     from mutual funds                       --         --      6,025,723     5,317,118       366,316      469,886     2,537,186
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        107,954     56,702     (5,827,823)   (5,151,320)     (427,711)    (450,459)   (2,392,268)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from operations                157,121     72,897      2,196,115     1,814,152       188,590      228,481     1,202,547
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              --         --         18,945        35,779            33       38,731        14,615
   Cost of units redeemed               (83,041)   (12,173)    (8,055,822)   (5,706,843)   (1,024,130)    (732,228)   (2,896,880)
   Net transfers                        (40,823)   (23,594)      (306,762)     (226,565)      (71,615)    (120,951)     (543,451)
   Contract maintenance charge           (1,256)      (447)       (33,318)      (57,963)       (3,733)      (3,855)      (16,053)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --         --            423            10           110           --             8
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                  (125,120)   (36,214)    (8,376,534)   (5,955,582)   (1,099,335)    (818,303)   (3,441,761)
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
  assets                                 32,001     36,683     (6,180,419)   (4,141,430)     (910,745)    (589,822)   (2,239,214)
Net assets at beginning of
  period                                569,391    254,164     45,713,970    40,472,400     4,758,976    5,710,598    22,666,090
                                      ---------   --------    -----------   -----------   -----------   ----------   -----------
Net assets at end of period           $ 601,392   $290,847    $39,533,551   $36,330,970   $ 3,848,231   $5,120,776   $20,426,876
                                      =========   ========    ===========   ===========   ===========   ==========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                     --------------------------------------------------------------------------------------
                                      Principal    Principal                 Principal    Principal
                                         SAM          SAM       Principal       SAM          SAM      Principal  Principal
                                     Conservative  Flexible    SAM Flexible  Strategic    Strategic   Short-Term Short-Term
                                        Growth      Income        Income      Growth       Growth       Income     Income
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Account    Account
                                       Class 2      Class 1      Class 2      Class 1      Class 2     Class 1    Class 2
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)      $    70,810  $   152,682  $   123,707  $    30,583  $    34,175  $   7,463  $   6,267
   Net realized gain (loss)              573,227       58,378      129,178      254,863      263,422      4,515      2,858
   Capital gain distributions
     from mutual funds                 1,208,854      178,755      174,374      320,755      622,290         --         --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (2,373,472)    (589,271)    (642,513)    (712,971)  (1,211,837)   (17,380)   (16,263)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from operations                (520,581)    (199,456)    (215,254)    (106,770)    (291,950)    (5,402)    (7,138)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           26,687        3,678           --        3,753        2,737         --         --
   Cost of units redeemed             (2,390,841)    (591,529)    (962,617)    (699,287)  (1,402,816)   (78,514)   (98,193)
   Net transfers                         402,544      (12,479)     (46,596)     295,281     (184,924)   (18,615)       253
   Contract maintenance charge           (46,317)      (3,949)      (2,719)      (2,352)     (24,102)      (675)      (357)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          278            2            8           --         43         --
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (2,007,927)    (604,001)  (1,011,930)    (402,597)  (1,609,105)   (97,761)   (98,297)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net
  assets                              (2,528,508)    (803,457)  (1,227,184)    (509,367)  (1,901,055)  (103,163)  (105,435)
Net assets at beginning of
  period                              20,599,307    7,804,004    7,945,734    4,729,638    8,983,731    795,506    772,195
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of period          $18,070,799  $ 7,000,547  $ 6,718,550  $ 4,220,271  $ 7,082,676  $ 692,343  $ 666,760
                                     ===========  ===========  ===========  ===========  ===========  =========  =========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)      $       (28) $   173,792  $   142,056  $    (1,720) $   (25,896) $   1,124  $  (1,865)
   Net realized gain (loss)            1,063,220      187,728      148,427      562,332      315,876      6,747      1,043
   Capital gain distributions
     from mutual funds                 2,663,175      460,219      453,619      828,627    1,513,023         --         --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (2,596,273)    (452,029)    (401,948)  (1,035,536)  (1,219,258)    (5,727)    (3,927)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from operations               1,130,094      369,710      342,154      353,703      583,745      2,144     (4,749)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           37,256        2,760           --        1,085        3,318         --         (4)
   Cost of units redeemed             (3,259,491)  (1,296,203)    (861,916)  (1,101,695)    (897,868)   (87,661)    (6,874)
   Net transfers                         (35,711)      72,626      (19,894)    (374,151)    (157,994)   (55,339)    (7,729)
   Contract maintenance charge           (56,213)      (4,346)      (3,403)      (3,452)     (28,806)      (754)      (371)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          599           16            7           --         41         --
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (3,314,159)  (1,224,564)    (885,197)  (1,478,206)  (1,081,350)  (143,713)   (14,978)
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net
  assets                              (2,184,065)    (854,854)    (543,043)  (1,124,503)    (497,605)  (141,569)   (19,727)
Net assets at beginning of
  period                              22,783,372    8,658,858    8,488,777    5,854,141    9,481,336    937,075    791,922
                                     -----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of period          $20,599,307  $ 7,804,004  $ 7,945,734  $ 4,729,638  $ 8,983,731  $ 795,506  $ 772,195
                                     ===========  ===========  ===========  ===========  ===========  =========  =========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                        ------------------------------------------------------------------------------------
                                        Principal  Principal     PVC         SAST        SAST         SAST         SAST
                                        SmallCap   SmallCap    SmallCap   Aggressive  Aggressive   Aggressive    Alliance
                                          Value      Value      Blend       Growth      Growth       Growth       Growth
                                        Account I  Account I   Account    Portfolio   Portfolio    Portfolio     Portfolio
                                         Class 1    Class 2    Class 2     Class 1     Class 2      Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)         $   1,102  $     719  $  (5,245) $  (384,932) $  (51,387) $  (389,359) $ (2,489,223)
   Net realized gain (loss)                (4,089)   (15,205)    83,390    1,223,552     164,492    2,469,909    12,393,284
   Capital gain distributions from
     mutual funds                          58,691     43,674     71,787           --          --           --    16,900,677
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (53,619)   (28,558)  (161,674)  (1,339,214)   (209,616)  (2,786,492)  (10,466,129)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                         2,085        630    (11,742)    (500,594)    (96,511)    (705,942)   16,338,609
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --         --         --      113,725      22,627    1,757,476       688,864
   Cost of units redeemed                    (596)      (393)   (18,115)  (2,868,794)   (275,523)  (2,751,512)  (22,739,062)
   Net transfers                         (187,280)  (136,741)   139,600      119,624     216,530      983,412    (2,323,935)
   Contract maintenance charge                (91)       (75)      (356)     (21,065)     (6,654)    (164,326)     (117,667)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --         --         --        4,360          (2)         199        10,822
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions          (187,967)  (137,209)   121,129   (2,652,150)    (43,022)    (174,751)  (24,480,978)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets        (185,882)  (136,579)   109,387   (3,152,744)   (139,533)    (880,693)   (8,142,369)
Net assets at beginning of period         185,882    136,579    271,033   26,056,715   3,224,586   24,985,871   179,268,262
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Net assets at end of period             $      --  $      --  $ 380,420  $22,903,971  $3,085,053  $24,105,178  $171,125,893
                                        =========  =========  =========  ===========  ==========  ===========  ============
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)         $  (1,630) $  (1,164) $  (4,144) $  (431,859) $  (53,545) $  (403,305) $ (2,675,663)
   Net realized gain (loss)                34,492      6,017      8,534    1,953,284     220,996    3,137,086     8,967,274
   Capital gain distributions from
     mutual funds                          24,079     14,126         --           --          --           --            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (50,051)   (12,512)     8,086   (2,197,541)   (220,591)  (3,163,486)   14,160,860
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                         6,890      6,467     12,476     (676,116)    (53,140)    (429,705)   20,452,471
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --         --         --       80,668       5,154    1,295,817       649,334
   Cost of units redeemed                 (59,441)    (1,836)    (9,895)  (4,964,372)   (366,392)  (3,441,069)  (20,751,052)
   Net transfers                          (21,834)    21,504      3,383   (2,174,214)    (67,690)   2,315,148    (2,920,537)
   Contract maintenance charge               (516)      (286)      (194)     (23,979)     (6,239)    (162,150)     (124,215)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --         --         --        4,719          --           --        16,941
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions           (81,791)    19,382     (6,706)  (7,077,178)   (435,167)       7,746   (23,129,529)
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Increase (decrease) in net assets         (74,901)    25,849      5,770   (7,753,294)   (488,307)    (421,959)   (2,677,058)
Net assets at beginning of period         260,783    110,730    265,263   33,810,009   3,712,893   25,407,830   181,945,320
                                        ---------  ---------  ---------  -----------  ----------  -----------  ------------
Net assets at end of period             $ 185,882  $ 136,579  $ 271,033  $26,056,715  $3,224,586  $24,985,871  $179,268,262
                                        =========  =========  =========  ===========  ==========  ===========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              ---------------------------------------------------------------------------------------------------
                                                          SAST American                                SAST American
                              SAST Alliance SAST Alliance  Funds Asset   SAST American   SAST American Funds Growth-    SAST
                                 Growth        Growth      Allocation     Funds Global   Funds Growth     Income      Balanced
                                Portfolio     Portfolio     Portfolio   Growth Portfolio   Portfolio     Portfolio    Portfolio
                                 Class 2       Class 3       Class 3        Class 3         Class 3       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $  (320,015) $ (1,762,852) $   (177,740)   $ (2,806,036)  $ (1,996,279) $ (1,314,322) $    85,591
   Net realized gain
     (loss)                      2,209,218    12,498,339     7,282,907      26,388,900     21,956,844    15,308,509    1,668,404
   Capital gain
     distributions from
     mutual funds                1,964,385    10,933,040    13,976,937      64,261,276     25,434,965    18,058,740    3,274,233
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (1,978,818)  (11,805,740)  (22,210,658)    (66,031,088)   (31,122,137)  (32,604,318)  (5,670,683)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              1,874,770     9,862,787    (1,128,554)     21,813,052     14,273,393      (551,391)    (642,455)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     23,513     4,117,206    25,929,435      10,846,113     24,376,973    14,172,449    1,149,966
   Cost of units redeemed       (2,679,091)  (14,978,475)  (16,338,554)    (37,087,658)   (27,997,153)  (24,497,686)  (5,202,219)
   Net transfers                  (533,581)    1,428,090    20,132,180     (25,216,781)   (11,408,374)   (2,246,044)     495,786
   Contract maintenance
     charge                        (44,854)     (451,251)   (1,060,502)     (3,488,757)    (1,955,682)   (1,488,197)     (26,968)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                            674          (724)       (8,971)            569            497         1,150        7,331
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (3,233,339)   (9,885,154)   28,653,588     (54,946,514)   (16,983,739)  (14,058,328)  (3,576,104)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Increase (decrease) in
  net assets                    (1,358,569)      (22,367)   27,525,034     (33,133,462)    (2,710,346)  (14,609,719)  (4,218,559)
Net assets at beginning
  of period                     21,090,293   109,039,481   161,322,873     426,715,336    294,153,090   242,403,728   46,621,859
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Net assets at end of
  period                       $19,731,724  $109,017,114  $188,847,907    $393,581,874   $291,442,744  $227,794,009  $42,403,300
                               ===========  ============  ============    ============   ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $  (334,023) $ (1,743,275) $   (801,451)   $ (2,778,748)  $ (2,866,427) $ (1,418,163) $   (61,131)
   Net realized gain
     (loss)                      2,344,372    12,370,741     8,949,785      20,477,398     19,422,392    16,615,305    1,688,627
   Capital gain
     distributions from
     mutual funds                       --            --     2,947,701      14,368,332      1,600,345     2,067,790           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                   443,972     1,808,683    (5,575,799)    (30,453,192)       676,013     2,609,188    2,662,948
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              2,454,321    12,436,149     5,520,236       1,613,790     18,832,323    19,874,120    4,290,444
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     59,750     3,072,790    17,974,617      14,437,977     18,443,503    20,797,384      872,876
   Cost of units redeemed       (3,063,890)  (18,214,216)  (15,666,135)    (37,272,800)   (27,520,358)  (25,437,911)  (6,354,578)
   Net transfers                  (995,720)   (2,988,500)    2,650,459      (1,637,260)   (12,202,198)   (9,801,324)   1,391,858
   Contract maintenance
     charge                        (47,387)     (448,593)   (1,002,703)     (3,356,090)    (1,938,362)   (1,507,218)     (29,849)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           (198)           26        15,412            (661)           102        (1,656)        (735)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (4,047,445)  (18,578,493)    3,971,650     (27,828,834)   (23,217,313)  (15,950,725)  (4,120,428)
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Increase (decrease) in
  net assets                    (1,593,124)   (6,142,344)    9,491,886     (26,215,044)    (4,384,990)    3,923,395      170,016
Net assets at beginning
  of period                     22,683,417   115,181,825   151,830,987     452,930,380    298,538,080   238,480,333   46,451,843
                               -----------  ------------  ------------    ------------   ------------  ------------  -----------
Net assets at end of
  period                       $21,090,293  $109,039,481  $161,322,873    $426,715,336   $294,153,090  $242,403,728  $46,621,859
                               ===========  ============  ============    ============   ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                     ------------------------------------------------------------------------------------------
                                        SAST                     SAST Blue    SAST Blue   SAST Blue   SAST Capital SAST Capital
                                      Balanced    SAST Balanced Chip Growth  Chip Growth Chip Growth     Growth       Growth
                                      Portfolio     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                       Class 2       Class 3      Class 1      Class 2     Class 3      Class 1      Class 2
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)      $    (7,538) $     11,254  $   (90,899) $  (38,621) $(1,213,212)  $  (73,287)  $  (24,031)
   Net realized gain (loss)              545,085     6,256,594      518,178     167,193    5,069,598      433,056       95,950
   Capital gain distributions
     from mutual funds                   587,872     7,136,525      130,618      48,047    1,529,829      194,259       60,376
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (1,266,088)  (15,124,131)    (339,352)    (94,155)  (3,155,310)    (359,564)     (73,963)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                (140,669)   (1,719,758)     218,545      82,464    2,230,905      194,464       58,332
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           34,674     7,039,872       55,729         754    5,685,241       62,651       17,966
   Cost of units redeemed               (901,562)  (10,455,264)  (1,340,814)   (289,796)  (8,058,087)    (514,404)     (78,962)
   Net transfers                        (346,802)    3,006,361      566,290     157,147    3,174,389      (60,079)    (108,024)
   Contract maintenance charge           (13,376)     (616,083)      (4,026)     (6,182)    (657,927)      (2,242)      (3,210)
   Adjustments to net assets
     allocated to contracts in
     payout period                         6,701           357          491          --          438        1,359           --
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                 (1,220,365)   (1,024,757)    (722,330)   (138,077)     144,054     (512,715)    (172,230)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Increase (decrease) in net
  assets                              (1,361,034)   (2,744,515)    (503,785)    (55,613)   2,374,959     (318,251)    (113,898)
Net assets at beginning of
  period                               8,843,955    95,948,227    8,065,086   2,879,201   85,641,538    5,270,606    1,560,618
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Net assets at end of period          $ 7,482,921  $ 93,203,712  $ 7,561,301  $2,823,588  $88,016,497   $4,952,355   $1,446,720
                                     ===========  ============  ===========  ==========  ===========   ==========   ==========
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)      $   (31,251) $   (294,655) $  (116,861) $  (44,203) $(1,269,412)  $  (78,606)  $  (27,057)
   Net realized gain (loss)              510,245     4,418,818      431,567     247,267    4,597,614      372,359      242,137
   Capital gain distributions
     from mutual funds                        --            --      397,940     123,210    3,799,169           --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         322,872     3,776,588      (44,668)    (57,388)     775,072       72,872     (131,517)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                 801,866     7,900,751      667,978     268,886    7,902,443      366,625       83,563
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            6,319     7,540,102       18,101       2,199    7,388,616       10,689           76
   Cost of units redeemed             (1,049,022)   (8,328,121)    (636,501)   (481,733)  (7,633,328)    (714,401)    (639,765)
   Net transfers                         254,201     6,509,793      655,140      73,779     (103,138)      13,094       40,920
   Contract maintenance charge           (12,902)     (537,188)      (3,530)     (6,302)    (576,086)      (2,827)      (3,206)
   Adjustments to net assets
     allocated to contracts in
     payout period                         2,408            69          401          --          102        2,918           --
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                   (798,996)    5,184,655       33,611    (412,057)    (923,834)    (690,527)    (601,975)
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Increase (decrease) in net
  assets                                   2,870    13,085,406      701,589    (143,171)   6,978,609     (323,902)    (518,412)
Net assets at beginning of
  period                               8,841,085    82,862,821    7,363,497   3,022,372   78,662,929    5,594,508    2,079,030
                                     -----------  ------------  -----------  ----------  -----------   ----------   ----------
Net assets at end of period          $ 8,843,955  $ 95,948,227  $ 8,065,086  $2,879,201  $85,641,538   $5,270,606   $1,560,618
                                     ===========  ============  ===========  ==========  ===========   ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                              -------------------------------------------------------------------------------------------------
                                                                                                                      SAST
                              SAST Capital  SAST Cash     SAST Cash    SAST Cash         SAST           SAST        Corporate
                                 Growth     Management    Management   Management   Corporate Bond   Corporate        Bond
                               Portfolio    Portfolio     Portfolio    Portfolio      Portfolio    Bond Portfolio   Portfolio
                                Class 3      Class 1       Class 2      Class 3        Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (666,701) $   (539,913) $  (143,205) $ (2,427,033)  $  1,449,391   $   380,809   $ 11,755,322
   Net realized gain
     (loss)                     3,755,141      (110,015)     (36,102)     (695,776)     1,133,218       368,193      3,953,249
   Capital gain
     distributions from
     mutual funds               1,674,245            --           --            --        192,036        56,188      1,786,760
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (3,274,602)       35,882        3,061       (32,379)    (4,430,595)   (1,336,573)   (35,267,203)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             1,488,083      (614,046)    (176,246)   (3,155,188)    (1,655,950)     (531,383)   (17,771,872)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                 1,765,984     1,385,536      529,857    89,420,651        480,513        55,264     19,891,284
   Cost of units redeemed      (4,970,925)  (11,247,570)  (3,168,297)  (63,529,880)    (8,536,376)   (2,981,966)   (63,313,210)
   Net transfers               (1,388,940)    3,781,398    1,522,339     2,307,445       (729,578)      161,197     12,776,276
   Contract maintenance
     charge                      (271,467)      (39,461)     (26,400)     (968,323)       (27,681)      (36,505)    (4,603,652)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                        (2,105)         (738)         340         2,268          7,466         3,748          2,620
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (4,867,453)   (6,120,835)  (1,142,161)   27,232,161     (8,805,656)   (2,798,262)   (35,246,682)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Increase (decrease) in
  net assets                   (3,379,370)   (6,734,881)  (1,318,407)   24,076,973    (10,461,606)   (3,329,645)   (53,018,554)
Net assets at beginning
  of period                    42,903,142    39,219,947    9,535,730   149,957,471     70,289,396    20,878,805    629,787,413
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Net assets at end of
  period                      $39,523,772  $ 32,485,066  $ 8,217,323  $174,034,444   $ 59,827,790   $17,549,160   $576,768,859
                              ===========  ============  ===========  ============   ============   ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (722,550) $   (620,964) $  (186,629) $ (2,383,022)  $  1,464,250   $   386,197   $ 11,165,520
   Net realized gain
     (loss)                     3,423,831      (151,123)     (81,778)     (842,270)     1,901,454       509,755      6,208,212
   Capital gain
     distributions from
     mutual funds                      --            --           --            --        198,814        58,721      1,721,253
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  157,051        36,562       30,083        20,871       (268,496)      (30,020)     5,716,032
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             2,858,332      (735,525)    (238,324)   (3,204,421)     3,296,022       924,653     24,811,017
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   500,891     1,063,380      495,293    96,308,789        313,728       133,312     19,280,627
   Cost of units redeemed      (4,989,740)  (13,906,195)  (7,177,162)  (78,827,533)    (9,717,055)   (3,364,465)   (65,527,473)
   Net transfers               (1,619,433)   11,023,178    2,006,293   (18,899,928)    (4,252,025)     (557,603)     8,626,558
   Contract maintenance
     charge                      (289,174)      (44,347)     (32,035)     (889,631)       (30,540)      (41,919)    (4,380,788)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             1            (9)        (196)          (16)         2,233        (3,167)           (76)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,397,455)   (1,863,993)  (4,707,807)   (2,308,319)   (13,683,659)   (3,833,842)   (42,001,152)
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Increase (decrease) in
  net assets                   (3,539,123)   (2,599,518)  (4,946,131)   (5,512,740)   (10,387,637)   (2,909,189)   (17,190,135)
Net assets at beginning
  of period                    46,442,265    41,819,465   14,481,861   155,470,211     80,677,033    23,787,994    646,977,548
                              -----------  ------------  -----------  ------------   ------------   -----------   ------------
Net assets at end of
  period                      $42,903,142  $ 39,219,947  $ 9,535,730  $149,957,471   $ 70,289,396   $20,878,805   $629,787,413
                              ===========  ============  ===========  ============   ============   ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                -------------------------------------------------------------------------------------------------
                                SA Legg Mason SA Legg Mason SA Legg Mason SAST Dogs of SAST Dogs of SAST Dogs of   SAST Dynamic
                                BW Large Cap  BW Large Cap  BW Large Cap  Wall Street  Wall Street  Wall Street     Allocation
                                    Value         Value         Value      Portfolio    Portfolio    Portfolio      Portfolio
                                   Class 1       Class 2       Class 3      Class 1      Class 2      Class 3        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                     $ (3,820,379) $   (634,234) $ (6,052,716) $    90,713  $    10,715  $    126,476  $  (37,173,034)
   Net realized gain (loss)       11,291,038     1,925,653    11,723,585    1,522,617      533,617     6,637,198      16,088,282
   Capital gain
     distributions from
     mutual funds                 55,434,799     7,699,866    68,554,404    1,653,902      422,416     5,954,635      68,252,435
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (62,907,154)   (9,054,320)  (75,686,719)  (3,141,739)    (947,015)  (12,779,371)   (630,804,389)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         operations                   (1,696)      (63,035)   (1,461,446)     125,493       19,733       (61,062)   (583,636,706)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          1,180,535       163,175     8,351,703      107,009       48,644     8,351,546   1,605,826,369
   Cost of units redeemed        (41,927,838)   (6,641,297)  (54,035,426)  (2,154,766)    (892,875)   (7,726,025)   (296,188,639)
   Net transfers                 (11,643,574)   (1,855,922)  (12,613,052)    (494,177)    (115,799)   (3,630,264)    428,180,751
   Contract maintenance
     charge                         (168,805)     (101,229)   (2,629,538)     (13,142)     (10,850)     (475,314)    (89,330,369)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           31,488         3,190        (2,630)       3,665        6,016           553              50
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (52,528,194)   (8,432,083)  (60,928,943)  (2,551,411)    (964,864)   (3,479,504)  1,648,488,162
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Increase (decrease) in net
  assets                         (52,529,890)   (8,495,118)  (62,390,389)  (2,425,918)    (945,131)   (3,540,566)  1,064,851,456
Net assets at beginning of
  period                         389,849,011    55,286,214   478,324,649   26,670,331    6,948,652    90,761,106   7,575,040,025
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Net assets at end of period     $337,319,121  $ 46,791,096  $415,934,260  $24,244,413  $ 6,003,521  $ 87,220,540  $8,639,891,481
                                ============  ============  ============  ===========  ===========  ============  ==============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                     $ (3,709,881) $   (650,880) $ (5,933,597) $   (38,654) $   (26,767) $   (205,816) $  (56,201,173)
   Net realized gain (loss)       16,742,519     2,948,302    16,966,203    2,487,320      984,739     6,043,115       6,064,663
   Capital gain
     distributions from
     mutual funds                 35,398,463     5,073,862    43,525,889    1,072,769      284,584     3,489,299      47,794,998
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (28,589,806)   (4,619,623)  (31,774,463)  (1,155,511)    (622,182)   (2,284,050)    178,209,212
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         operations               19,841,295     2,751,661    22,784,032    2,365,924      620,374     7,042,548     175,867,700
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          1,490,884       232,267    11,342,666      182,466        5,055    10,310,314   1,956,487,171
   Cost of units redeemed        (52,328,356)   (9,070,876)  (60,774,767)  (3,602,572)  (1,469,195)   (7,829,919)   (197,327,609)
   Net transfers                 (11,536,344)   (1,760,404)  (13,483,062)    (917,845)    (278,131)    4,053,282     733,214,242
   Contract maintenance
     charge                         (190,437)     (114,557)   (2,708,348)     (14,839)     (12,568)     (423,928)    (62,182,492)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           29,692         4,540         2,763        1,598        5,712         1,186            (144)
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (62,534,561)  (10,709,030)  (65,620,748)  (4,351,192)  (1,749,127)    6,110,935   2,430,191,168
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Increase (decrease) in net
  assets                         (42,693,266)   (7,957,369)  (42,836,716)  (1,985,268)  (1,128,753)   13,153,483   2,606,058,868
Net assets at beginning of
  period                         432,542,277    63,243,583   521,161,365   28,655,599    8,077,405    77,607,623   4,968,981,157
                                ------------  ------------  ------------  -----------  -----------  ------------  --------------
Net assets at end of period     $389,849,011  $ 55,286,214  $478,324,649  $26,670,331  $ 6,948,652  $ 90,761,106  $7,575,040,025
                                ============  ============  ============  ===========  ===========  ============  ==============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                ----------------------------------------------------------------------------------------------
                                   SAST         SAST
                                 Emerging     Emerging    SAST Emerging  SAST Equity   SAST Equity   SAST Equity  SAST Foreign
                                  Markets      Markets       Markets    Opportunities Opportunities Opportunities    Value
                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                  Class 1      Class 2       Class 3       Class 1       Class 2       Class 3      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                     $    34,925  $    (1,014) $    (32,803)  $  (275,402)  $  (56,169)   $  (576,607) $    56,016
   Net realized gain (loss)         404,396       15,191       305,720     1,970,509      413,797      3,721,184      657,006
   Capital gain
     distributions from
     mutual funds                        --           --            --     1,202,760      205,310      2,110,903           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (4,042,650)    (721,859)  (20,011,688)   (2,479,442)    (504,100)    (4,775,888)  (1,588,823)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         operations              (3,603,329)    (707,682)  (19,738,771)      418,425       58,838        479,592     (875,801)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            73,293       13,810     3,669,712       307,649       16,386      3,275,646       48,999
   Cost of units redeemed        (2,194,941)    (384,598)  (12,973,053)   (3,640,547)    (465,473)    (5,071,415)  (2,939,657)
   Net transfers                   (781,111)    (166,488)    9,757,136      (623,258)    (205,842)      (524,905)    (242,804)
   Contract maintenance
     charge                         (17,542)      (9,786)     (907,895)      (15,854)      (8,961)      (233,058)     (48,684)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           2,092          377           113         3,725           98          1,064        1,503
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (2,918,209)    (546,685)     (453,987)   (3,968,285)    (663,792)    (2,552,668)  (3,180,643)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Increase (decrease) in net
  assets                         (6,521,538)  (1,254,367)  (20,192,758)   (3,549,860)    (604,954)    (2,073,076)  (4,056,444)
Net assets at beginning of
  period                         25,776,787    5,057,165   135,203,697    30,227,192    5,167,986     49,332,791   19,417,993
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Net assets at end of period     $19,255,249  $ 3,802,798  $115,010,939   $26,677,332   $4,563,032    $47,259,715  $15,361,549
                                ===========  ===========  ============   ===========   ==========    ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                     $   (89,448) $   (27,732) $   (792,693)  $  (348,617)  $  (70,396)   $  (598,393) $  (117,834)
   Net realized gain (loss)         985,464       90,799     2,698,285     1,862,931      568,124      3,583,044    1,036,238
   Capital gain
     distributions from
     mutual funds                        --           --            --            --           --             --           --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (3,019,889)    (481,582)  (12,548,278)    1,038,475      (50,883)       584,304   (2,670,900)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         operations              (2,123,873)    (418,515)  (10,642,686)    2,552,789      446,845      3,568,955   (1,752,496)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            60,012       21,251     4,054,303       233,797       21,995      4,673,723      197,730
   Cost of units redeemed        (3,177,185)    (672,178)  (15,212,846)   (3,911,298)    (764,993)    (5,631,612)  (3,601,294)
   Net transfers                 (1,284,757)      93,442     7,198,392      (467,364)     (26,154)     6,275,270     (207,867)
   Contract maintenance
     charge                         (20,816)     (11,090)     (945,146)      (17,531)      (9,594)      (200,390)     (59,141)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                              (5)        (143)          319        (2,133)        (131)          (850)        (743)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions            (4,422,751)    (568,718)   (4,904,978)   (4,164,529)    (778,877)     5,116,141   (3,671,315)
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Increase (decrease) in net
  assets                         (6,546,624)    (987,233)  (15,547,664)   (1,611,740)    (332,032)     8,685,096   (5,423,811)
Net assets at beginning of
  period                         32,323,411    6,044,398   150,751,361    31,838,932    5,500,018     40,647,695   24,841,804
                                -----------  -----------  ------------   -----------   ----------    -----------  -----------
Net assets at end of period     $25,776,787  $ 5,057,165  $135,203,697   $30,227,192   $5,167,986    $49,332,791  $19,417,993
                                ===========  ===========  ============   ===========   ==========    ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              --------------------------------------------------------------------------------------------------
                                                 SAST         SAST         SAST
                                              Fundamental  Fundamental  Fundamental                                 SAST Global
                               SAST Foreign     Growth       Growth       Growth      SAST Global    SAST Global       Bond
                              Value Portfolio  Portfolio    Portfolio    Portfolio   Bond Portfolio Bond Portfolio   Portfolio
                                  Class 3       Class 1      Class 2      Class 3       Class 1        Class 2        Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $  1,417,619   $  (641,910) $  (40,841) $ (1,082,225)  $  (416,774)   $   (98,751)  $ (3,095,851)
   Net realized gain
     (loss)                      13,854,732     1,650,829     194,174     5,573,407      (711,468)      (277,472)    (6,756,851)
   Capital gain
     distributions from
     mutual funds                        --     7,055,335     430,872    11,759,646       116,808         26,584        870,822
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (39,691,593)   (8,021,073)   (587,049)  (16,292,542)     (251,752)        37,496       (556,690)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (24,419,242)       43,181      (2,844)      (41,714)   (1,263,186)      (312,143)    (9,538,570)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   8,275,028       241,881       4,596       833,799       143,901         22,242     10,205,826
   Cost of units redeemed       (44,324,748)   (4,897,711)   (301,587)   (7,643,195)   (3,159,313)    (1,298,861)   (20,338,919)
   Net transfers                  4,880,957    (1,071,625)    (80,467)   (2,916,139)   (1,136,876)      (220,573)       878,584
   Contract maintenance
     charge                      (3,360,808)      (31,038)     (3,329)     (479,604)      (11,444)       (11,335)    (1,643,471)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          (1,438)         (574)         (3)       (3,591)        2,993            153            249
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (34,531,009)   (5,759,067)   (380,790)  (10,208,730)   (4,160,739)    (1,508,374)   (10,897,731)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Increase (decrease) in
  net assets                    (58,950,251)   (5,715,886)   (383,634)  (10,250,444)   (5,423,925)    (1,820,517)   (20,436,301)
Net assets at beginning
  of period                     473,506,742    44,639,162   2,735,332    71,886,692    30,347,937      7,315,689    212,608,834
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Net assets at end of
  period                       $414,556,491   $38,923,276  $2,351,698  $ 61,636,248   $24,924,012    $ 5,495,172   $192,172,533
                               ============   ===========  ==========  ============   ===========    ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $ (2,813,571)  $  (685,421) $  (44,083) $ (1,206,294)  $  (508,552)   $  (130,486)  $ (3,375,355)
   Net realized gain
     (loss)                      15,276,408     1,428,853     200,508     6,300,826      (395,207)      (179,145)    (3,460,034)
   Capital gain
     distributions from
     mutual funds                        --            --          --            --            --             --             --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (54,225,681)    1,790,739      (8,574)   (1,043,373)      399,696        175,944      2,359,333
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (41,762,844)    2,534,171     147,851     4,051,159      (504,063)      (133,687)    (4,476,056)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  10,115,879       151,656       6,477       799,175       202,653         34,085     12,538,687
   Cost of units redeemed       (48,672,859)   (4,702,327)   (270,935)   (8,147,213)   (4,055,544)    (1,269,152)   (21,155,105)
   Net transfers                 28,061,247      (862,326)   (100,714)   (2,773,536)       37,923        (18,328)    10,298,167
   Contract maintenance
     charge                      (3,309,417)      (34,175)     (3,439)     (512,590)      (13,183)       (13,980)    (1,585,569)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                             470           682          --           694         6,200             --           (579)
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (13,804,680)   (5,446,490)   (368,611)  (10,633,470)   (3,821,951)    (1,267,375)        95,601
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Increase (decrease) in
  net assets                    (55,567,524)   (2,912,319)   (220,760)   (6,582,311)   (4,326,014)    (1,401,062)    (4,380,455)
Net assets at beginning
  of period                     529,074,266    47,551,481   2,956,092    78,469,003    34,673,951      8,716,751    216,989,289
                               ------------   -----------  ----------  ------------   -----------    -----------   ------------
Net assets at end of
  period                       $473,506,742   $44,639,162  $2,735,332  $ 71,886,692   $30,347,937    $ 7,315,689   $212,608,834
                               ============   ===========  ==========  ============   ===========    ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                              ------------------------------------------------------------------------------------------------
                                                                                      SAST
                              SAST Global  SAST Global SAST Global   SAST Growth     Growth      SAST Growth
                               Equities     Equities    Equities    Opportunities Opportunities Opportunities   SAST Growth-
                               Portfolio    Portfolio   Portfolio     Portfolio     Portfolio     Portfolio   Income Portfolio
                                Class 1      Class 2     Class 3       Class 1       Class 2       Class 3        Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $   (67,512) $  (14,458) $  (129,247)  $  (139,369)  $  (53,361)  $ (2,436,924)   $    240,569
   Net realized gain
     (loss)                     2,312,141     226,233    1,965,441       700,028      171,892     10,302,743       7,516,108
   Capital gain
     distributions from
     mutual funds                 101,107      10,015       75,169     1,054,809      402,585     19,737,461       4,817,283
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (3,424,569)   (330,958)  (2,833,042)   (1,788,912)    (568,987)   (29,122,981)    (17,496,190)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations            (1,078,833)   (109,168)    (921,679)     (173,444)     (47,871)    (1,519,701)     (4,922,230)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   230,166      23,413    1,668,060        85,243       17,558      1,518,903         984,370
   Cost of units redeemed      (5,583,084)   (377,868)  (3,157,275)   (1,445,119)    (361,913)   (15,258,946)    (16,562,135)
   Net transfers                 (812,597)   (231,806)    (228,382)      567,611      (33,178)    (3,802,639)     (2,859,852)
   Contract maintenance
     charge                       (21,716)     (8,200)    (201,845)       (5,767)      (4,712)    (1,312,780)        (62,150)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           404         236          272           493         (154)           596          31,056
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,186,827)   (594,225)  (1,919,170)     (797,539)    (382,399)   (18,854,866)    (18,468,711)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Increase (decrease) in
  net assets                   (7,265,660)   (703,393)  (2,840,849)     (970,983)    (430,270)   (20,374,567)    (23,390,941)
Net assets at beginning
  of period                    48,795,554   4,885,258   33,885,187     8,962,471    3,444,199    163,518,392     143,804,787
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Net assets at end of
  period                      $41,529,894  $4,181,865  $31,044,338   $ 7,991,488   $3,013,929   $143,143,825    $120,413,846
                              ===========  ==========  ===========   ===========   ==========   ============    ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $  (435,878) $  (49,656) $  (381,777)  $  (151,688)  $  (56,707)  $ (2,658,584)   $   (434,886)
   Net realized gain
     (loss)                     2,205,435     141,507    2,075,151     1,055,700      240,923     12,282,990       7,621,502
   Capital gain
     distributions from
     mutual funds                      --          --           --     1,174,824      460,063     22,795,753       5,188,570
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (430,783)     28,739     (891,421)   (1,951,631)    (596,167)   (29,548,125)      4,281,108
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             1,338,774     120,590      801,953       127,205       48,112      2,872,034      16,656,294
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                   143,866      19,717    2,218,480        51,984        6,387      1,475,791         869,565
   Cost of units redeemed      (5,439,332)   (399,982)  (4,145,361)   (1,562,161)    (421,013)   (16,201,076)    (17,943,711)
   Net transfers               (1,034,544)    114,611      295,247    (1,082,599)    (190,902)    (7,180,146)     (3,044,413)
   Contract maintenance
     charge                       (25,293)     (8,974)    (196,373)       (5,892)      (5,796)    (1,298,044)        (71,526)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                         2,694          90          734            (9)          --            374          11,574
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (6,352,609)   (274,538)  (1,827,273)   (2,598,677)    (611,324)   (23,203,101)    (20,178,511)
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Increase (decrease) in
  net assets                   (5,013,835)   (153,948)  (1,025,320)   (2,471,472)    (563,212)   (20,331,067)     (3,522,217)
Net assets at beginning
  of period                    53,809,389   5,039,206   34,910,507    11,433,943    4,007,411    183,849,459     147,327,004
                              -----------  ----------  -----------   -----------   ----------   ------------    ------------
Net assets at end of
  period                      $48,795,554  $4,885,258  $33,885,187   $ 8,962,471   $3,444,199   $163,518,392    $143,804,787
                              ===========  ==========  ===========   ===========   ==========   ============    ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                               --------------------------------------------------------------------------------------------------
                                                                                                          SAST          SAST
                                                                                                      International International
                               SAST Growth-                   SAST High-    SAST High-   SAST High-    Diversified   Diversified
                                  Income      SAST Growth-    Yield Bond    Yield Bond   Yield Bond     Equities      Equities
                                Portfolio   Income Portfolio  Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
                                 Class 2        Class 3        Class 1       Class 2      Class 3        Class 1       Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                    $       615    $     18,922   $  1,568,902  $   326,142  $  4,156,438   $   156,791   $    34,610
   Net realized gain
     (loss)                        417,393       5,730,732       (250,012)     205,727    (1,134,366)       55,469       531,414
   Capital gain
     distributions from
     mutual funds                  353,006       4,835,015             --           --            --            --            --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (1,140,875)    (15,701,303)    (3,689,667)  (1,061,314)   (9,716,031)     (581,658)     (653,035)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations               (369,861)     (5,116,634)    (2,370,777)    (529,445)   (6,693,959)     (369,398)      (87,011)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     25,936       6,916,039        198,615       25,578     4,974,670       239,377        12,792
   Cost of units redeemed         (780,807)    (10,558,408)    (5,834,182)  (1,199,093)  (15,347,071)   (4,611,538)   (2,206,735)
   Net transfers                   264,009       4,805,653     (1,808,940)    (433,244)   (3,239,103)    1,739,213       249,555
   Contract maintenance
     charge                        (13,486)       (919,901)       (20,791)     (18,387)     (701,092)      (17,769)      (36,252)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          3,521          (1,136)        (3,391)         592           560         2,443           220
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions             (500,827)        242,247     (7,468,689)  (1,624,554)  (14,312,036)   (2,648,274)   (1,980,420)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Increase (decrease) in
  net assets                      (870,688)     (4,874,387)    (9,839,466)  (2,153,999)  (21,005,995)   (3,017,672)   (2,067,431)
Net assets at beginning
  of period                      9,796,349     126,838,697     49,826,489   10,785,971   128,062,205    34,874,907    14,184,843
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Net assets at end of
  period                       $ 8,925,661    $121,964,310   $ 39,987,023  $ 8,631,972  $107,056,210   $31,857,235   $12,117,412
                               ===========    ============   ============  ===========  ============   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                    $   (53,669)   $   (537,041)  $  1,753,844  $   381,338  $  4,119,302   $     1,193   $   (30,296)
   Net realized gain
     (loss)                        961,018       6,264,484      2,515,282      451,848     3,750,060       413,189       752,032
   Capital gain
     distributions from
     mutual funds                  357,950       4,491,946             --           --            --            --            --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (125,006)      3,642,266     (4,352,861)    (876,907)   (8,751,898)   (4,237,688)   (2,286,248)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         operations              1,140,293      13,861,655        (83,735)     (43,721)     (882,536)   (3,823,306)   (1,564,512)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                     15,511       8,665,158        351,604       36,822     6,643,401       237,918        60,555
   Cost of units redeemed       (1,766,977)     (9,191,535)    (7,948,699)  (2,197,614)  (18,116,216)   (4,223,998)   (2,258,495)
   Net transfers                  (312,845)      3,291,991     (6,343,874)    (181,566)   (9,715,082)      368,587       107,322
   Contract maintenance
     charge                        (13,858)       (791,319)       (24,047)     (22,147)     (711,968)      (19,860)      (43,514)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                          2,996             142          5,243         (984)         (328)        4,678          (174)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions           (2,075,173)      1,974,437    (13,959,773)  (2,365,489)  (21,900,193)   (3,632,675)   (2,134,306)
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Increase (decrease) in
  net assets                      (934,880)     15,836,092    (14,043,508)  (2,409,210)  (22,782,729)   (7,455,981)   (3,698,818)
Net assets at beginning
  of period                     10,731,229     111,002,605     63,869,997   13,195,181   150,844,934    42,330,888    17,883,661
                               -----------    ------------   ------------  -----------  ------------   -----------   -----------
Net assets at end of
  period                       $ 9,796,349    $126,838,697   $ 49,826,489  $10,785,971  $128,062,205   $34,874,907   $14,184,843
                               ===========    ============   ============  ===========  ============   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                              ---------------------------------------------------------------------------------------------------
                                  SAST          SAST          SAST
                              International International International       SAST       SAST Marsico SAST Marsico
                               Diversified   Growth and    Growth and    International     Focused      Focused     SAST Marsico
                                Equities       Income        Income        Growth and       Growth       Growth    Focused Growth
                                Portfolio     Portfolio     Portfolio   Income Portfolio  Portfolio    Portfolio     Portfolio
                                 Class 3       Class 1       Class 2        Class 3        Class 1      Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                   $    212,435  $    333,151   $    46,359    $    922,208   $  (221,462) $  (189,911)  $ (1,720,359)
   Net realized gain
     (loss)                      2,479,789      (672,350)       57,691       3,543,201     1,375,194      750,741      6,770,040
   Capital gain
     distributions from
     mutual funds                       --            --            --              --       618,868      554,316      5,081,451
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                (4,048,951)     (466,951)     (252,253)     (8,002,738)   (1,958,866)  (1,259,879)   (11,496,224)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations             (1,356,727)     (806,150)     (148,203)     (3,537,329)     (186,266)    (144,733)    (1,365,092)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  3,626,145       136,932        12,819       1,827,160         7,508       23,558      4,258,115
   Cost of units redeemed      (17,906,446)   (4,640,486)     (947,650)    (16,947,514)   (1,793,599)  (1,504,297)    (8,844,742)
   Net transfers                 2,678,003      (266,332)      (20,721)     (1,185,997)     (636,087)    (152,561)    (2,680,388)
   Contract maintenance
     charge                       (746,780)      (19,518)      (10,751)       (966,392)       (7,364)     (22,499)      (783,301)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                         (4,567)          202         1,257          (2,125)          383         (312)            --
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (12,353,645)   (4,789,202)     (965,046)    (17,274,868)   (2,429,159)  (1,656,111)    (8,050,316)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Increase (decrease) in
  net assets                   (13,710,372)   (5,595,352)   (1,113,249)    (20,812,197)   (2,615,425)  (1,800,844)    (9,415,408)
Net assets at beginning
  of period                    139,287,893    36,281,962     6,596,215     147,419,969    15,378,182   12,871,166    113,285,776
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Net assets at end of
  period                      $125,577,521  $ 30,686,610   $ 5,482,966    $126,607,772   $12,762,757  $11,070,322   $103,870,368
                              ============  ============   ===========    ============   ===========  ===========   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                   $   (427,233) $     94,074   $     2,315    $   (148,184)  $  (246,305) $  (215,123)  $ (1,747,784)
   Net realized gain
     (loss)                      3,840,350      (392,745)      154,681       5,857,072     2,125,186    1,358,799      7,448,687
   Capital gain
     distributions from
     mutual funds                       --            --            --              --       949,257      831,499      6,921,199
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (18,552,638)   (4,207,360)     (988,936)    (23,314,955)   (1,475,875)    (753,639)    (2,544,523)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         operations            (15,139,521)   (4,506,031)     (831,940)    (17,606,067)    1,352,263    1,221,536     10,077,579
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from
     units sold                  2,240,454       305,091        77,699       1,876,036        22,509       39,459      5,517,541
   Cost of units redeemed      (22,129,928)   (6,089,085)   (1,183,118)    (20,801,526)   (2,088,833)  (2,722,425)   (10,077,741)
   Net transfers                 9,884,964      (306,573)      167,576       9,810,261      (879,325)    (386,264)      (582,361)
   Contract maintenance
     charge                       (791,223)      (22,992)      (12,658)     (1,049,433)       (7,530)     (27,222)      (742,089)
   Adjustments to net
     assets allocated to
     contracts in payout
     period                           (675)       15,733          (233)          2,137           321          432             (2)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
       Increase
         (decrease) in
         net assets
         resulting from
         principal
         transactions          (10,796,408)   (6,097,826)     (950,734)    (10,162,525)   (2,952,858)  (3,096,020)    (5,884,652)
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Increase (decrease) in
  net assets                   (25,935,929)  (10,603,857)   (1,782,674)    (27,768,592)   (1,600,595)  (1,874,484)     4,192,927
Net assets at beginning
  of period                    165,223,822    46,885,819     8,378,889     175,188,561    16,978,777   14,745,650    109,092,849
                              ------------  ------------   -----------    ------------   -----------  -----------   ------------
Net assets at end of
  period                      $139,287,893  $ 36,281,962   $ 6,596,215    $147,419,969   $15,378,182  $12,871,166   $113,285,776
                              ============  ============   ===========    ============   ===========  ===========   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                            -----------------------------------------------------------------------------------------------------
                               SAST MFS        SAST MFS        SAST MFS
                             Massachusetts   Massachusetts   Massachusetts    SAST MFS      SAST MFS     SAST MFS     SAST Mid-
                            Investors Trust Investors Trust Investors Trust Total Return  Total Return Total Return   Cap Growth
                               Portfolio       Portfolio       Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                Class 1         Class 2         Class 3       Class 1       Class 2      Class 3       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)            $  (363,761)    $   (92,238)   $ (2,572,501)  $  1,050,609  $   220,329  $    936,746  $  (569,529)
   Net realized gain
     (loss)                     3,375,951         968,118      15,667,297      4,888,886    1,490,410     8,760,678    3,162,821
   Capital gain
     distributions
     from mutual funds          2,416,738         469,490      12,830,622             --           --            --    2,688,787
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments               (6,050,246)     (1,469,070)    (30,080,118)    (8,277,565)  (2,418,140)  (13,527,912)  (4,636,766)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations              (621,318)       (123,700)     (4,154,700)    (2,338,070)    (707,401)   (3,830,488)     645,313
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                   328,823          24,388       7,669,617      1,017,966       74,767     5,089,973      256,152
   Cost of units
     redeemed                  (5,984,625)     (1,548,042)    (24,390,860)   (16,713,231)  (4,727,526)  (27,915,860)  (4,499,403)
   Net transfers                 (820,587)       (282,606)     (3,231,274)    (2,430,035)    (873,608)    1,990,803      (82,626)
   Contract
     maintenance charge           (26,705)        (19,477)     (2,166,393)       (52,612)     (57,553)     (730,512)     (19,631)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                    284             889             811          8,239           63         3,356        1,270
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions          (6,502,810)     (1,824,848)    (22,118,099)   (18,169,673)  (5,583,857)  (21,562,240)  (4,344,238)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Increase (decrease) in
  net assets                   (7,124,128)     (1,948,548)    (26,272,799)   (20,507,743)  (6,291,258)  (25,392,728)  (3,698,925)
Net assets at
  beginning of period          55,020,109      11,089,581     278,476,642    134,958,739   38,998,840   190,416,716   37,555,080
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Net assets at end of
  period                      $47,895,981     $ 9,141,033    $252,203,843   $114,450,996  $32,707,582  $165,023,988  $33,856,155
                              ===========     ===========    ============   ============  ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)            $  (530,516)    $  (132,506)   $ (3,368,022)  $    753,022  $   131,469  $    490,062  $  (594,138)
   Net realized gain
     (loss)                     3,491,811       1,055,472      18,615,141      4,825,223    1,630,677     8,733,129    3,663,775
   Capital gain
     distributions
     from mutual funds          2,091,470         424,749      10,754,653             --           --            --    3,065,362
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                 (240,673)       (374,931)     (2,086,729)     3,584,123      848,916     3,068,825   (2,627,687)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations             4,812,092         972,784      23,915,043      9,162,368    2,611,062    12,292,016    3,507,312
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                   196,766          51,891      10,187,499        920,977       92,713     5,175,881      209,083
   Cost of units
     redeemed                  (6,886,169)     (1,570,462)    (24,185,765)   (18,452,693)  (5,805,439)  (27,814,505)  (5,823,925)
   Net transfers                 (437,214)       (249,821)    (12,545,791)    (1,909,053)    (888,963)   (5,493,314)    (486,264)
   Contract
     maintenance charge           (28,846)        (20,990)     (2,080,003)       (59,211)     (63,540)     (772,023)     (21,593)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  3,604            (572)             57          3,133        1,461         2,952          845
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions          (7,151,859)     (1,789,954)    (28,624,003)   (19,496,847)  (6,663,768)  (28,901,009)  (6,121,854)
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Increase (decrease) in
  net assets                   (2,339,767)       (817,170)     (4,708,960)   (10,334,479)  (4,052,706)  (16,608,993)  (2,614,542)
Net assets at
  beginning of period          57,359,876      11,906,751     283,185,602    145,293,218   43,051,546   207,025,709   40,169,622
                              -----------     -----------    ------------   ------------  -----------  ------------  -----------
Net assets at end of
  period                      $55,020,109     $11,089,581    $278,476,642   $134,958,739  $38,998,840  $190,416,716  $37,555,080
                              ===========     ===========    ============   ============  ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                      Sub-accounts
                           --------------------------------------------------------------------------------------------------
                                                      SAST Protected
                                                          Asset                                                  SAST Small &
                            SAST Mid-   SAST Mid-Cap    Allocation                     SAST Real     SAST Real     Mid Cap
                            Cap Growth     Growth          SAST         SAST Real       Estate        Estate        Value
                            Portfolio    Portfolio      Portfolio    Estate Portfolio  Portfolio     Portfolio    Portfolio
                             Class 2      Class 3        Class 3         Class 1        Class 2       Class 3      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $  (246,519) $ (1,833,426)  $ (6,076,156)   $    61,637    $    (2,580) $   (180,576) $  (186,238)
   Net realized gain
     (loss)                  1,515,073    11,820,249      2,019,441      1,952,315        633,296    18,376,334      711,146
   Capital gain
     distributions
     from mutual funds       1,153,269     8,830,460             --      2,763,345        691,358    19,802,105    2,156,370
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (2,138,251)  (16,888,326)   (10,601,021)    (4,745,800)    (1,317,361)  (37,667,410)  (3,811,574)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations            283,572     1,928,957    (14,657,736)        31,497          4,713       330,453   (1,130,296)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 42,833     4,695,732    337,506,256        107,135         25,707     4,054,985      111,575
   Cost of units
     redeemed               (1,985,188)  (12,280,998)   (13,403,069)    (3,604,544)    (1,027,902)  (22,108,540)  (2,024,862)
   Net transfers              (394,497)   (1,422,527)    86,007,521       (538,100)      (265,357)   (8,652,466)     (50,752)
   Contract
     maintenance
     charge                    (30,676)     (672,017)    (4,373,324)       (15,076)       (12,411)   (1,606,738)     (37,829)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                 686          (547)            --          1,721            110         1,550          (17)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (2,366,842)   (9,680,357)   405,737,384     (4,048,864)    (1,279,853)  (28,311,209)  (2,001,885)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Increase (decrease)
  in net assets             (2,083,270)   (7,751,400)   391,079,648     (4,017,367)    (1,275,140)  (27,980,756)  (3,132,181)
Net assets at
  beginning of period       16,313,282   117,640,080    256,821,376     32,654,759      8,406,601   226,546,315   17,239,857
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Net assets at end of
  period                   $14,230,012  $109,888,680   $647,901,024    $28,637,392    $ 7,131,461  $198,565,559  $14,107,676
                           ===========  ============   ============    ===========    ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $  (265,020) $ (1,868,341)  $ (1,812,464)   $   (54,785)   $   (36,367) $ (1,191,417) $  (171,238)
   Net realized gain
     (loss)                  2,038,010    11,122,216        387,004      1,791,505        855,374    28,939,780    1,766,355
   Capital gain
     distributions
     from mutual funds       1,361,144    10,003,907         11,237      2,541,050        683,209    19,258,221    2,646,501
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (1,613,262)   (8,734,652)     3,935,354      3,310,271        598,005    11,962,875   (2,967,141)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          1,520,872    10,523,130      2,521,131      7,588,041      2,100,221    58,969,459    1,274,477
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 49,816     3,909,276    108,483,478         74,192         20,622     3,836,057       89,405
   Cost of units
     redeemed               (2,535,294)  (13,344,094)    (5,700,060)    (3,490,134)    (1,391,942)  (24,845,413)  (3,587,669)
   Net transfers              (539,096)      262,916     48,124,555        (75,083)      (854,745)  (47,915,916)    (884,216)
   Contract
     maintenance
     charge                    (33,482)     (647,203)    (1,827,014)       (14,314)       (13,752)   (1,697,992)     (45,489)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (124)          981             --           (649)            98        (3,821)          10
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions       (3,058,180)   (9,818,124)   149,080,959     (3,505,988)    (2,239,719)  (70,627,085)  (4,427,959)
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Increase (decrease)
  in net assets             (1,537,308)      705,006    151,602,090      4,082,053       (139,498)  (11,657,626)  (3,153,482)
Net assets at
  beginning of period       17,850,590   116,935,074    105,219,286     28,572,706      8,546,099   238,203,941   20,393,339
                           -----------  ------------   ------------    -----------    -----------  ------------  -----------
Net assets at end of
  period                   $16,313,282  $117,640,080   $256,821,376    $32,654,759    $ 8,406,601  $226,546,315  $17,239,857
                           ===========  ============   ============    ===========    ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                     Sub-accounts
                           ------------------------------------------------------------------------------------------------
                           SAST Small &    SAST Small   SAST SunAmerica      SAST        SAST         SAST     SAST Telecom
                           Mid Cap Value  Company Value Dynamic Strategy  Technology  Technology   Technology    Utility
                             Portfolio      Portfolio      Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                              Class 3        Class 3        Class 3        Class 1     Class 2      Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)         $  (5,564,444) $ (2,751,028)  $  (34,586,856) $  (159,820) $  (49,359) $  (540,636) $   442,914
   Net realized gain
     (loss)                   14,605,950     9,884,750        8,857,627    1,023,543     202,088    3,973,902      919,843
   Capital gain
     distributions
     from mutual funds        62,558,679    13,128,946        6,052,735           --          --           --           --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments         (104,128,791)  (36,880,973)    (355,061,949)     (40,762)     90,729     (934,210)  (3,287,521)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations          (32,528,606)  (16,618,305)    (374,738,443)     822,961     243,458    2,499,056   (1,924,764)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                7,714,779     3,198,984    1,269,301,311       42,698       4,575    4,347,419       83,451
   Cost of units
     redeemed                (46,629,924)  (16,751,248)    (172,955,127)  (1,004,040)   (179,113)  (3,688,377)  (1,802,603)
   Net transfers              10,160,255     6,481,912      396,960,493      151,167     153,857    2,281,286   (1,096,271)
   Contract
     maintenance
     charge                   (3,153,821)   (1,475,780)     (56,144,717)     (10,736)     (7,564)    (138,638)      (9,357)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (3,960)          338              945         (195)         (1)      (1,426)       3,664
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions        (31,912,671)   (8,545,794)   1,437,162,905     (821,106)    (28,246)   2,800,264   (2,821,116)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Increase (decrease)
  in net assets              (64,441,277)  (25,164,099)   1,062,424,462        1,855     215,212    5,299,320   (4,745,880)
Net assets at
  beginning of period        471,312,873   195,803,515    4,390,062,545   10,521,188   3,037,861   30,545,733   16,544,715
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Net assets at end of
  period                   $ 406,871,596  $170,639,416   $5,452,487,007  $10,523,043  $3,253,073  $35,845,053  $11,798,835
                           =============  ============   ==============  ===========  ==========  ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)         $  (4,804,337) $ (2,993,784)  $  (32,638,085) $  (145,929) $  (46,943) $  (420,135) $   197,199
   Net realized gain
     (loss)                   35,016,148    14,635,105        3,454,345      565,615     271,293    2,636,327      891,768
   Capital gain
     distributions
     from mutual funds        74,036,956     6,631,883          723,995           --          --           --           --
   Change in net
     unrealized
     appreciation
     (depreciation)
     of investments          (69,566,886)  (21,416,668)     122,508,101    1,550,565     385,198    3,226,336      658,548
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         operations           34,681,881    (3,143,464)      94,048,356    1,970,251     609,548    5,442,528    1,747,515
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                9,634,151     4,138,545    1,705,033,350       37,789       6,820    1,636,190       88,642
   Cost of units
     redeemed                (51,554,339)  (18,097,057)     (93,696,694)    (896,667)   (419,327)  (2,623,820)  (2,121,703)
   Net transfers             (35,255,737)    3,443,440      631,348,676      415,818     128,728    1,834,135      250,651
   Contract
     maintenance
     charge                   (3,227,028)   (1,472,783)     (33,590,827)      (9,904)     (7,363)    (115,938)     (10,785)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                (5,521)          291               --          911           2           25       (1,224)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
       Increase
         (decrease)
         in net
         assets
         resulting
         from
         principal
         transactions        (80,408,474)  (11,987,564)   2,209,094,505     (452,053)   (291,140)     730,592   (1,794,419)
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Increase (decrease)
  in net assets              (45,726,593)  (15,131,028)   2,303,142,861    1,518,198     318,408    6,173,120      (46,904)
Net assets at
  beginning of period        517,039,466   210,934,543    2,086,919,684    9,002,990   2,719,453   24,372,613   16,591,619
                           -------------  ------------   --------------  -----------  ----------  -----------  -----------
Net assets at end of
  period                   $ 471,312,873  $195,803,515   $4,390,062,545  $10,521,188  $3,037,861  $30,545,733  $16,544,715
                           =============  ============   ==============  ===========  ==========  ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                     Sub-accounts
                            ----------------------------------------------------------------------------------------------
                               SAST                                                            SAST VCP
                              Telecom   SAST Telecom SAST Total   SAST Total    SAST Total   Total Return
                              Utility     Utility    Return Bond  Return Bond   Return Bond    Balanced       SAST VCP
                             Portfolio   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Value Portfolio
                              Class 2     Class 3      Class 1      Class 2       Class 3      Class 3         Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment
     income (loss)          $   49,728  $   710,484  $  (168,483) $   (75,928) $ (4,534,843) $ (4,815,573)  $ (4,702,137)
   Net realized gain
     (loss)                    119,058    1,648,768      488,447      106,402     1,199,342       163,874      1,020,405
   Capital gain
     distributions
     from mutual funds              --           --    1,061,042      202,000    16,234,590        97,926             --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments              (405,223)  (5,800,672)  (2,099,637)    (380,911)  (25,766,981)  (17,401,847)   (16,094,891)
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations           (236,437)  (3,441,420)    (718,631)    (148,437)  (12,867,892)  (21,955,620)   (19,776,623)
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                    528    1,190,450      593,874       11,558    21,253,141   264,588,114    365,090,198
   Cost of units
     redeemed                 (205,039)  (2,131,869)  (6,126,973)  (3,459,218)  (64,994,031)  (10,181,625)   (11,820,152)
   Net transfers               (91,990)    (135,448)    (505,741)    (514,116)   (9,461,026)   85,691,188    103,326,760
   Contract
     maintenance charge         (3,774)    (156,533)     (19,849)     (19,488)   (6,184,373)   (3,524,026)    (4,113,033)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  32           93        2,139            1         2,221            --             --
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions         (300,243)  (1,233,307)  (6,056,550)  (3,981,263)  (59,384,068)  336,573,651    452,483,773
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Increase (decrease) in
  net assets                  (536,680)  (4,674,727)  (6,775,181)  (4,129,700)  (72,251,960)  314,618,031    432,707,150
Net assets at
  beginning of period        2,001,329   26,948,480   49,239,407   12,017,884   746,584,821   194,628,123    209,560,765
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Net assets at end of
  period                    $1,464,649  $22,273,753  $42,464,226  $ 7,888,184  $674,332,861  $509,246,154   $642,267,915
                            ==========  ===========  ===========  ===========  ============  ============   ============
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment
     income (loss)          $   15,985  $   210,159  $  (147,065) $   (73,288) $ (3,891,584) $ (1,698,863)  $     56,778
   Net realized gain
     (loss)                    159,520    1,885,330      550,501       48,087       387,711       106,557        292,684
   Capital gain
     distributions
     from mutual funds              --           --           --           --            --     6,386,965      2,777,894
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                32,114      351,336    1,309,531      443,513    26,033,492       388,969      4,948,764
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         operations            207,619    2,446,825    1,712,967      418,312    22,529,619     5,183,628      8,076,120
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
FROM CAPITAL
  TRANSACTIONS
   Net proceeds from
     units sold                 27,333    2,606,555      380,789       30,781    30,306,598    97,355,774    104,186,108
   Cost of units
     redeemed                 (354,255)  (2,297,480)  (7,055,131)  (2,845,925)  (64,491,583)   (2,937,267)    (3,135,748)
   Net transfers               102,799      497,843   (2,008,459)    (328,262)  (25,898,305)   44,603,865     47,730,078
   Contract
     maintenance charge         (3,978)    (149,665)     (22,634)     (22,253)   (6,126,232)   (1,219,927)    (1,316,226)
   Adjustments to net
     assets allocated
     to contracts in
     payout period                  17            1       (1,007)           4        (2,907)           --             --
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
       Increase
         (decrease) in
         net assets
         resulting
         from
         principal
         transactions         (228,084)     657,254   (8,706,442)  (3,165,655)  (66,212,429)  137,802,445    147,464,212
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Increase (decrease) in
  net assets                   (20,465)   3,104,079   (6,993,475)  (2,747,343)  (43,682,810)  142,986,073    155,540,332
Net assets at
  beginning of period        2,021,794   23,844,401   56,232,882   14,765,227   790,267,631    51,642,050     54,020,433
                            ----------  -----------  -----------  -----------  ------------  ------------   ------------
Net assets at end of
  period                    $2,001,329  $26,948,480  $49,239,407  $12,017,884  $746,584,821  $194,628,123   $209,560,765
                            ==========  ===========  ===========  ===========  ============  ============   ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                -----------------------------------------------------------------------------------------------
                                                                                               SST Asset      SST
                                                                                              Allocation  Diversified    SST
                                SST Allocation SST Allocation  SST Allocation  SST Allocation Diversified    Fixed      Focus
                                   Balanced        Growth         Moderate        Moderate      Growth      Income     Growth
                                  Portfolio      Portfolio    Growth Portfolio   Portfolio     Portfolio   Portfolio  Portfolio
                                   Class 3        Class 3         Class 3         Class 3       Class 3     Class 3    Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (355,163)  $   (33,293)    $   (417,219)   $   (512,015)  $  3,354     $   614    $  (135)
   Net realized gain (loss)         2,492,879     1,577,912        5,723,464       4,083,971        (14)       (202)       (24)
   Capital gain
     distributions from
     mutual funds                   9,290,266            --       15,636,058      12,659,685     13,092         438      2,817
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                  (15,371,110)   (2,562,055)     (27,422,593)    (22,143,476)   (19,749)     (2,506)    (2,690)
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         operations                (3,943,128)   (1,017,436)      (6,480,290)     (5,911,835)    (3,317)     (1,656)       (32)
                                 ------------   -----------     ------------    ------------   --------     -------    -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                           7,991,097     4,354,251        9,059,939       8,568,064    127,161      50,000     10,944
   Cost of units redeemed         (13,332,984)   (2,325,750)     (16,462,602)    (13,444,247)        --          --         --
   Net transfers                     (357,165)   (2,061,230)         955,436       1,703,012        770      19,860     17,733
   Contract maintenance
     charge                        (1,121,217)     (136,000)      (1,765,991)     (1,619,892)        --          --         --
   Adjustments to net
     assets allocated to
     contracts in payout
     period                                --            --               --          11,367         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions              (6,820,269)     (168,729)      (8,213,218)     (4,781,696)   127,931      69,860     28,677
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Increase (decrease) in net
  assets                          (10,763,397)   (1,186,165)     (14,693,508)    (10,693,531)   124,614      68,204     28,645
Net assets at beginning of
  period                          144,673,420    27,807,698      208,071,601     191,993,264         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Net assets at end of period      $133,910,023   $26,621,533     $193,378,093    $181,299,733   $124,614     $68,204    $28,645
                                 ============   ===========     ============    ============   ========     =======    =======
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                      $   (471,238)  $  (241,457)    $ (1,141,175)   $   (790,525)  $     --     $    --    $    --
   Net realized gain (loss)         2,912,165     2,000,272        4,736,201       3,463,059         --          --         --
   Capital gain
     distributions from
     mutual funds                   8,904,128            --               --       4,525,078         --          --         --
   Change in net
     unrealized
     appreciation
     (depreciation) of
     investments                   (6,166,986)     (950,283)       3,507,181        (421,701)        --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         operations                 5,178,069       808,532        7,102,207       6,775,911         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                          11,483,332     5,670,258       10,019,508      13,128,023         --          --         --
   Cost of units redeemed         (10,291,263)   (3,566,580)     (13,001,381)    (12,380,476)        --          --         --
   Net transfers                   (1,328,494)     (641,952)         864,864       1,343,210         --          --         --
   Contract maintenance
     charge                        (1,063,726)     (127,793)      (1,646,046)     (1,467,155)        --          --         --
   Adjustments to net
     assets allocated to
     contracts in payout
     period                                --            --               --          (2,627)        --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
       Increase (decrease)
         in net assets
         resulting from
         principal
         transactions              (1,200,151)    1,333,933       (3,763,055)        620,975         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
                                                                                                     --          --         --
Increase (decrease) in net
  assets                            3,977,918     2,142,465        3,339,152       7,396,886         --          --         --
Net assets at beginning of
  period                          140,695,502    25,665,233      204,732,449     184,596,378         --          --         --
                                 ------------   -----------     ------------    ------------   --------     -------    -------
Net assets at end of period      $144,673,420   $27,807,698     $208,071,601    $191,993,264   $     --     $    --    $    --
                                 ============   ===========     ============    ============   ========     =======    =======

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                        Sub-accounts
                                        -----------------------------------------------------------------------------
                                                                   SST
                                           SST         SST        Large              SST Mid
                                          Focus   International    Cap    SST Large    Cap     SST Mid    SST Real
                                          Value      Equity      Growth   Cap Value  Growth   Cap Value    Return
                                        Portfolio   Portfolio   Portfolio Portfolio Portfolio Portfolio   Portfolio
                                         Class 3     Class 3     Class 3   Class 3   Class 3   Class 3     Class 3
FOR THE YEAR ENDED DECEMBER 31,
  2015
FROM OPERATIONS:
   Net investment income (loss)          $    37    $    862     $   (64) $     61  $ (1,104) $   (187) $  6,587,989
   Net realized gain (loss)                  (14)        (30)       (206)      (81)      (90)      (52)     (954,662)
   Capital gain distributions from
     mutual funds                            420          --       1,642     1,287    13,538    23,907            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                       (3,331)    (14,180)     (1,588)   (2,753)  (16,798)  (28,601)  (14,287,309)
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                       (2,888)    (13,348)       (216)   (1,486)   (4,454)   (4,933)   (8,653,982)
                                         -------    --------     -------  --------  --------  --------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           48,153     226,660      80,170    97,674   293,756   190,839    12,290,016
   Cost of units redeemed                     --          --        (926)     (913)   (1,246)     (321)  (24,618,896)
   Net transfers                              (1)      3,076       8,301     8,842     3,045    36,308     4,001,149
   Contract maintenance charge                --          --          --        --        --        --    (2,792,767)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          --          --        --        --        --         1,408
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions           48,152     229,736      87,545   105,603   295,555   226,826   (11,119,090)
                                         -------    --------     -------  --------  --------  --------  ------------
Increase (decrease) in net assets         45,264     216,388      87,329   104,117   291,101   221,893   (19,773,072)
Net assets at beginning of period             --          --          --        --        --        --   310,990,581
                                         -------    --------     -------  --------  --------  --------  ------------
Net assets at end of period              $45,264    $216,388     $87,329  $104,117  $291,101  $221,893  $291,217,509
                                         =======    ========     =======  ========  ========  ========  ============
FOR THE YEAR ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
   Net investment income (loss)          $    --    $     --     $    --  $     --  $     --  $     --  $ (4,730,675)
   Net realized gain (loss)                   --          --          --        --        --        --      (381,598)
   Capital gain distributions from
     mutual funds                             --          --          --        --        --        --            --
   Change in net unrealized
     appreciation (depreciation)
     of investments                           --          --          --        --        --        --     5,335,384
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                           --          --          --        --        --        --       223,111
                                         -------    --------     -------  --------  --------  --------  ------------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               --          --          --        --        --        --    13,859,584
   Cost of units redeemed                     --          --          --        --        --        --   (20,804,389)
   Net transfers                              --          --          --        --        --        --    16,381,560
   Contract maintenance charge                --          --          --        --        --        --    (2,495,392)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          --          --        --        --        --        (2,220)
                                         -------    --------     -------  --------  --------  --------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions               --          --          --        --        --        --     6,939,143
                                         -------    --------     -------  --------  --------  --------  ------------
                                              --          --          --        --        --        --
Increase (decrease) in net assets             --          --          --        --        --        --     7,162,254
Net assets at beginning of period             --          --          --        --        --        --   303,828,327
                                         -------    --------     -------  --------  --------  --------  ------------
Net assets at end of period              $    --    $     --     $    --  $     --  $     --  $     --  $310,990,581
                                         =======    ========     =======  ========  ========  ========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                   -------------------------------------------------------------------------------------------
                                                                                                         VALIC
                                   SST Small                          Sterling Capital   Sterling      Company I     VALIC
                                      Cap    SST Stock    Sterling        Special      Capital Total International Company I
                                   Portfolio Portfolio Capital Select  Opportunities      Return       Equities     Mid Cap
                                    Class 3   Class 3    Equity VIF         VIF          Bond VIF     Index Fund   Index Fund
FOR THE YEAR ENDED
  DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
     (loss)                        $   (346) $ (1,364)   $   (3,049)    $    103,503    $   120,703   $   (6,700)  $   (6,355)
   Net realized gain (loss)             (20)     (100)      218,046          485,806       (435,865)      (5,385)      (5,613)
   Capital gain distributions
     from mutual funds                7,730    19,114            --        1,443,294             --           --        3,993
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                    (12,635)  (14,213)     (208,620)      (1,555,952)       356,082      (70,643)     (57,529)
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations             (5,271)    3,437         6,377          476,651         40,920      (82,728)     (65,504)
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                            82,348   178,897            45              275             40    1,539,485    1,608,201
   Cost of units redeemed                --        --       (77,071)        (344,765)      (264,553)      (5,583)     (14,276)
   Net transfers                     26,548    96,839      (801,779)      (9,923,189)    (5,731,030)     159,840        6,848
   Contract maintenance charge           --        --        (1,689)         (14,070)        (9,381)          --           --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --        --            --               --             --           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions               108,896   275,736      (880,494)     (10,281,749)    (6,004,924)   1,693,742    1,600,773
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Increase (decrease) in net
  assets                            103,625   279,173      (874,117)      (9,805,098)    (5,964,004)   1,611,014    1,535,269
Net assets at beginning of
  period                                 --        --       874,117        9,805,098      5,964,004           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Net assets at end of period        $103,625  $279,173    $       --     $         --    $        --   $1,611,014   $1,535,269
                                   ========  ========    ==========     ============    ===========   ==========   ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
     (loss)                        $     --  $     --    $    3,715     $   (160,135)   $   100,215   $       --   $       --
   Net realized gain (loss)              --        --        51,452          731,603        (69,983)          --           --
   Capital gain distributions
     from mutual funds                   --        --            --        1,315,173         76,132           --           --
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         --        --       (36,813)        (491,915)       125,541           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from operations                 --        --        18,354        1,394,726        231,905           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
     sold                                --        --         4,678           14,116          8,611           --           --
   Cost of units redeemed                --        --      (205,458)      (1,779,586)      (558,757)          --           --
   Net transfers                         --        --        25,679         (602,164)       (56,664)          --           --
   Contract maintenance charge           --        --        (5,722)         (52,514)       (34,481)          --           --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --        --            --               --             --           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
       Increase (decrease) in
         net assets resulting
         from principal
         transactions                    --        --      (180,823)      (2,420,148)      (641,291)          --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
                                         --        --                                                         --           --
Increase (decrease) in net
  assets                                 --        --      (162,469)      (1,025,422)      (409,386)          --           --
Net assets at beginning of
  period                                 --        --     1,036,586       10,830,520      6,373,390           --           --
                                   --------  --------    ----------     ------------    -----------   ----------   ----------
Net assets at end of period        $     --  $     --    $  874,117     $  9,805,098    $ 5,964,004   $       --   $       --
                                   ========  ========    ==========     ============    ===========   ==========   ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 Sub-accounts
                                                                      ----------------------------------
                                                                        VALIC
                                                                      Company I   VALIC        VALIC
                                                                       Nasdaq-  Company I    Company I
                                                                      100 Index Small Cap   Stock Index
                                                                        Fund    Index Fund     Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                                       $ (5,106) $   (8,444) $   (30,455)
   Net realized gain (loss)                                              3,410      (4,252)       9,592
   Capital gain distributions from mutual funds                            810       3,910       14,858
   Change in net unrealized appreciation (depreciation) of
     investments                                                        31,280     (72,142)     (44,644)
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         operations                                                     30,394     (80,928)     (50,649)
                                                                      --------  ----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                        952,399   1,676,955    6,742,316
   Cost of units redeemed                                               (6,410)    (14,158)     (15,926)
   Net transfers                                                       (40,422)     19,770   (1,028,462)
   Contract maintenance charge                                              --          --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         principal transactions                                        905,567   1,682,567    5,697,928
                                                                      --------  ----------  -----------
Increase (decrease) in net assets                                      935,961   1,601,639    5,647,279
Net assets at beginning of period                                           --          --           --
                                                                      --------  ----------  -----------
Net assets at end of period                                           $935,961  $1,601,639  $ 5,647,279
                                                                      ========  ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                                       $     --  $       --  $        --
   Net realized gain (loss)                                                 --          --           --
   Capital gain distributions from mutual funds                             --          --           --
   Change in net unrealized appreciation (depreciation) of
     investments                                                            --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         operations                                                         --          --           --
                                                                      --------  ----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                             --          --           --
   Cost of units redeemed                                                   --          --           --
   Net transfers                                                            --          --           --
   Contract maintenance charge                                              --          --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --          --           --
                                                                      --------  ----------  -----------
       Increase (decrease) in net assets resulting from
         principal transactions                                             --          --           --
                                                                      --------  ----------  -----------
                                                                            --          --           --
Increase (decrease) in net assets                                           --          --           --
Net assets at beginning of period                                           --          --           --
                                                                      --------  ----------  -----------
Net assets at end of period                                           $     --  $       --  $        --
                                                                      ========  ==========  ===========

                            See accompanying notes.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Separate Account of The American General Life Insurance Company (the "Separate Account") is a separate account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products:
   American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris II Platinum Series, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, Polaris America, WM Diversified Strategies, WM Diversified Strategies III, and Polaris Select Investor.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 213 variable portfolios of different classes (the "Sub-accounts"). Each of the Sub-accounts is invested solely in the shares of one of the following: (1) the sixteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety five currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the four currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-two currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the eleven currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the twelve currently available Class 2, Class 3 and Class 4 investment portfolios of the American Funds Insurance Series (the "American Series"), (7) the five currently available Class VC investment

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
   (8) the three currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), (9) the sixteen currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). (10) the five currently available Class III investment portfolios of the BlackRock Variable Series Funds, (11) the three currently available Class Adv and Services Shares investment portfolios of the Goldman Sachs Variable Insurance Trust, (12) the one currently available Class A investment portfolio of the Ivy Funds Variable Insurance Portfolios, (13) the one currently available Class II investment portfolio of The Universal Institutional Funds, Inc., (14) the one currently available Class S investment portfolio of the Neuberger Berman Advisers Management Trust,
   (15) the three currently available Class Adv investment portfolio of the PIMCO Variable Insurance Trust, or (16) the five currently available investment portfolios of the VALIC Company I. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, and the Franklin Templeton Trust, the BlackRock Variable Series Funds, the Goldman Sachs Variable Insurance Trust, the Ivy Funds Variable Insurance Portfolios, The Universal Institutional Funds, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the VALIC Company I (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, and the VALIC Company I are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Sub-accounts and do not include balances allocated to the General Account.

   On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   On June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Dividend Opportunity Fund.

   On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

   On April 30, 2013, the SunAmerica Series Trust VCP Value Portfolio and the SunAmerica Series Trust Total Return Balanced Portfolio commenced operations.

   On August 12, 2013, the Protected Asset Allocation SAST Portfolio was renamed VCP Managed Asset Allocation SAST Portfolio.

   On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

   On November 10, 2014, AFIS - Capital Income Builder, IVY Funds VIP Asset Strategy, and Franklin Strategic Income VIP Fund, Columbia VP Emerging Markets Bond, Columbia VP Limited Duration Credit, Neuberger Berman AMT Absolute Return Multi-Manager Fund, Lord Abbett Short Duration Income Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, UIF Global Infrastructure Portfolio, Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs Global Markets Navigator Fund, Goldman Sachs Strategic Income Fund, PIMCO Emerging Markets Bond Portfolio, PIMCO All Asset Portfolio, PIMCO Unconstrained Bond Portfolio, VALIC Company I Global Social Awareness Fund, VALIC Company I International Equities Index Fund, VALIC Company I Nasdaq-100 Index Fund, VALIC Company I Small Cap Index Fund, VALIC Company I Stock Index Fund commenced operations.

   On April 24, 2015, the Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF liquidated.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2015 and for the year then ended. The Separate Account had no liabilities as of December 31, 2015. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy level.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
   American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%; Polaris Platinum II, 1.52%, 1.77%, or 2.02%;
   Polaris Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%, or 1.97%; Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.80%, or 2.05%; Polaris Advantage, 1.65%,
   1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris
   Platinum III, 1.30%, 1.55%, or

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   1.95%; Polaris Choice IV, 1.65%, 1.90%, or 2.30%; Polaris Advantage II, 1.30%, 1.55%, 1.90%, or 2.15%; Polaris Retirement Protector, 1.30%, 1.55%,
   or 1.80%; Polaris Select Investor, 1.10%, 1.35%, 1.40% or1.70%. The
   mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, Polaris America, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period.

   The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two features is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE: The optional Polaris Income Plus and Polaris Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Polaris Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The Polaris Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
AFIS - Capital Income Builder                                            $    719,696    $     38,475
American Funds Asset Allocation Fund Class 2                                7,661,938      10,664,890
American Funds Asset Allocation Fund Class 3                                4,214,978       4,829,656
American Funds Cash Management Fund Class 3                                 4,440,173       5,924,284
American Funds Global Growth Fund Class 2                                  26,996,994      45,528,924
American Funds Growth Fund Class 2                                         65,484,015      62,636,453
American Funds Growth Fund Class 3                                         44,135,931      28,827,586
American Funds Growth-Income Fund Class 2                                  52,540,689      64,443,981
American Funds Growth-Income Fund Class 3                                  28,353,952      26,369,519
American Funds High-Income Bond Fund Class 3                                2,786,481       5,538,303
American Funds International Fund Class 3                                   3,192,138       5,956,274
American Funds US Government AAA-Rated Securities Fund Class 3              1,743,935       3,640,309
AST Asset Allocation Portfolio Class 1                                     14,421,893      15,615,180
AST Asset Allocation Portfolio Class 2                                        930,651       1,013,956
AST Asset Allocation Portfolio Class 3                                     10,886,782       7,489,761
AST Capital Appreciation Portfolio Class 1                                 51,163,185      47,757,657
AST Capital Appreciation Portfolio Class 2                                  8,625,126      10,071,556
AST Capital Appreciation Portfolio Class 3                                111,695,138      94,165,757
AST Government and Quality Bond Portfolio Class 1                           3,474,325      13,472,825
AST Government and Quality Bond Portfolio Class 2                           1,051,380       7,655,975
AST Government and Quality Bond Portfolio Class 3                          84,219,394     115,828,581
AST Growth Portfolio Class 1                                               10,855,865      12,932,491
AST Growth Portfolio Class 2                                                3,088,710       4,545,087
AST Growth Portfolio Class 3                                               17,986,653      18,907,448
AST Natural Resources Portfolio Class 1                                     1,135,282       5,406,043
AST Natural Resources Portfolio Class 2                                       620,265       1,743,708
AST Natural Resources Portfolio Class 3                                    15,462,568      17,918,232
Columbia VP Asset Allocation Fund Class 1                                     110,555          58,589
Columbia VP -Dividend Opportunity Fund Class 1                                 57,121         339,952
Columbia VP Income Opportunities Fund Class 1                               1,993,588       3,395,724
Columbia VP Marsico 21st Century Fund Class 1                                 213,331         135,172
Columbia VP Marsico Focused Equities Fund Class 1                           5,129,611       6,061,882
Columbia VP Marsico Growth Fund Class 1                                       250,169         469,093
Columbia VP Marsico International Opportunities Fund Class 2                   40,099         375,568
Columbia VP Mid Cap Growth Opportunity Fund Class 1                            27,650          73,419
Columbia VP Small Company Growth Fund Class 1                                  58,909         273,102
Franklin Income Securities Fund Class 2                                    24,944,176      32,041,160
Franklin Strategic Income VIP Fund                                            579,965           7,356
Franklin Templeton VIP Founding Funds Allocations Fund Class 2              8,086,201      11,875,048
Invesco VI American Franchise Fund Series II                                2,285,653       5,021,753
Invesco VI Comstock Fund Series II                                         33,462,147      55,811,721
Invesco VI Growth and Income Fund Series II                               114,319,727      83,967,312
Ivy Funds VIP Asset Strategy                                                  323,493           7,137
Lord Abbett Growth and Income Portfolio Class VC                           24,858,195      41,043,421
Lord Abbett Mid Cap Stock Portfolio Class VC                                1,496,404       3,442,205
Principal Diversified International Account Class 1                            46,341         189,920
Principal Diversified International Account Class 2                            15,712          62,665
Principal Equity Income Account Class 1                                       435,227       2,840,875
Principal Equity Income Account Class 2                                       408,191       1,668,602
Principal Government & High Quality Bond Class 1                              166,610         230,605
Principal Government & High Quality Bond Class 2                               32,818          72,969
Principal Income Account Class 1                                              249,108         668,832
Principal Income Account Class 2                                              104,225         566,090
Principal LargeCap Blend Account II Class 1                                   498,341       1,916,233
Principal LargeCap Blend Account II Class 2                                   154,435         665,134
Principal LargeCap Growth Account Class 1                                       3,973         289,553
Principal LargeCap Growth Account Class 2                                       5,281          42,554
Principal Money Market Account Class 1                                        315,721         493,227
Principal Money Market Account Class 2                                        706,205         823,664
Principal PVC Capital Appreciation Account Class 1                          2,114,742       1,625,749
Principal PVC MidCap Blend Acct Class 1                                       238,431         327,024
Principal PVC MidCap Blend Acct Class 2                                       194,097          81,924
Principal PVC Principal Capital Appreciation Account Class 2                  682,603         476,141
Principal Real Estate Securities Account Class 1                               48,666         184,816
Principal Real Estate Securities Account Class 2                               16,737          56,779
Principal SAM Balanced Portfolio Class 1                                    3,892,136       5,281,722
Principal SAM Balanced Portfolio Class 2                                    4,782,816       5,865,169
Principal SAM Conservative Balanced Portfolio Class 1                         297,123         358,345
Principal SAM Conservative Balanced Portfolio Class 2                         801,340       1,314,484
Principal SAM Conservative Growth Portfolio Class 1                         1,691,068       3,110,327
Principal SAM Conservative Growth Portfolio Class 2                         2,249,696       2,977,959
Principal SAM Flexible Income Portfolio Class 1                               457,575         730,140

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
Principal SAM Flexible Income Portfolio Class 2                         $      631,889   $  1,345,738
Principal SAM Strategic Growth Portfolio Class 1                             1,624,783      1,676,042
Principal SAM Strategic Growth Portfolio Class 2                             1,126,625      2,079,264
Principal Short-Term Income Account Class 1                                     18,717        109,017
Principal Short-Term Income Account Class 2                                     19,345        111,375
Principal SmallCap Value Account I Class 1                                      59,605        187,779
Principal SmallCap Value Account I Class 2                                      46,029        138,845
SAST Aggressive Growth Portfolio Class 1                                     1,087,987      4,125,070
SAST Aggressive Growth Portfolio Class 2                                       313,005        407,414
SAST Aggressive Growth Portfolio Class 3                                     6,151,526      6,715,688
SAST Alliance Growth Portfolio Class 1                                      20,447,438     30,516,994
SAST Alliance Growth Portfolio Class 2                                       2,400,647      3,989,617
SAST Alliance Growth Portfolio Class 3                                      25,058,614     25,773,578
SAST American Funds Asset Allocation Portfolio Class 3                      69,879,000     27,550,959
SAST American Funds Global Growth Portfolio Class 3                         89,016,680     82,568,836
SAST American Funds Growth Portfolio Class 3                                61,820,615     55,623,839
SAST American Funds Growth-Income Portfolio Class 3                         42,772,554     40,188,776
SAST Balanced Portfolio Class 1                                              6,116,839      6,333,117
SAST Balanced Portfolio Class 2                                                927,607      1,567,637
SAST Balanced Portfolio Class 3                                             28,672,306     22,549,475
SAST Blue Chip Growth Portfolio Class 1                                      1,046,013      1,728,626
SAST Blue Chip Growth Portfolio Class 2                                        284,844        413,496
SAST Blue Chip Growth Portfolio Class 3                                     15,732,796     15,314,059
SAST Capital Growth Portfolio Class 1                                          579,974        971,718
SAST Capital Growth Portfolio Class 2                                           92,262        228,146
SAST Capital Growth Portfolio Class 3                                        5,322,072      9,182,732
SAST Cash Management Portfolio Class 1                                      22,939,429     29,600,178
SAST Cash Management Portfolio Class 2                                       2,907,640      4,193,007
SAST Cash Management Portfolio Class 3                                     236,628,157    211,776,549
SAST Corporate Bond Portfolio Class 1                                        4,222,688     11,386,993
SAST Corporate Bond Portfolio Class 2                                        1,503,352      3,864,618
SAST Corporate Bond Portfolio Class 3                                       81,609,065    103,412,669
SA Legg Mason BW Large Cap Value Class 1                                    57,704,618     58,617,873
SA Legg Mason BW Large Cap Value Class 2                                     8,083,953      9,450,405
SA Legg Mason BW Large Cap Value Class 3                                    81,900,299     80,604,316
SAST Dogs of Wall Street Portfolio Class 1                                   2,775,608      3,582,406
SAST Dogs of Wall Street Portfolio Class 2                                     647,597      1,179,330
SAST Dogs of Wall Street Portfolio Class 3                                  22,516,085     20,180,171
SAST Dynamic Allocation Portfolio Class 3                                1,779,532,210     99,964,208
SAST Emerging Markets Portfolio Class 1                                      1,452,244      4,335,533
SAST Emerging Markets Portfolio Class 2                                        363,153        910,851
SAST Emerging Markets Portfolio Class 3                                     20,707,707     21,207,034
SAST Equity Opportunities Portfolio Class 1                                  1,789,220      4,830,146
SAST Equity Opportunities Portfolio Class 2                                    297,561        812,212
SAST Equity Opportunities Portfolio Class 3                                  8,516,009      9,566,003
SAST Foreign Value Portfolio Class 2                                           863,064      3,987,692
SAST Foreign Value Portfolio Class 3                                        46,188,813     79,329,084
SAST Fundamental Growth Portfolio Class 1                                    7,152,369      6,498,010
SAST Fundamental Growth Portfolio Class 2                                      440,042        430,801
SAST Fundamental Growth Portfolio Class 3                                   14,736,786     14,268,418
SAST Global Bond Portfolio Class 1                                             899,904      5,360,609
SAST Global Bond Portfolio Class 2                                             317,025      1,897,565
SAST Global Bond Portfolio Class 3                                          29,005,839     42,176,274
SAST Global Equities Portfolio Class 1                                       1,149,555      7,302,812
SAST Global Equities Portfolio Class 2                                         203,098        801,766
SAST Global Equities Portfolio Class 3                                       4,410,888      6,384,230
SAST Growth Opportunities Portfolio Class 1                                  2,409,923      2,292,022
SAST Growth Opportunities Portfolio Class 2                                    542,525        575,699
SAST Growth Opportunities Portfolio Class 3                                 34,681,853     36,236,976
SAST Growth-Income Portfolio Class 1                                         7,731,934     21,142,793
SAST Growth-Income Portfolio Class 2                                           972,930      1,120,135
SAST Growth-Income Portfolio Class 3                                        22,291,609     17,251,485
SAST High-Yield Bond Portfolio Class 1                                      14,515,478     20,415,261
SAST High-Yield Bond Portfolio Class 2                                         672,243      1,970,656
SAST High-Yield Bond Portfolio Class 3                                      61,087,321     71,260,238
SAST International Diversified Equities Portfolio Class 1                    4,745,313      7,236,797
SAST International Diversified Equities Portfolio Class 2                      962,047      2,907,858
SAST International Diversified Equities Portfolio Class 3                   15,153,781     27,333,881
SAST International Growth and Income Portfolio Class 1                       1,377,262      5,833,312
SAST International Growth and Income Portfolio Class 2                         259,812      1,178,499
SAST International Growth and Income Portfolio Class 3                      12,044,084     28,397,484
SAST Marsico Focused Growth Portfolio Class 1                                1,161,088      3,192,842
SAST Marsico Focused Growth Portfolio Class 2                                  694,921      1,986,628

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                                         Proceeds from
Sub-accounts                                                           Cost of Purchases     Sales
---------------------------------------------------------------------  ----------------- -------------
SAST Marsico Focused Growth Portfolio Class 3                           $   16,941,228   $ 21,652,641
SAST MFS Massachusetts Investors Trust Portfolio Class 1                     3,491,452      7,941,286
SAST MFS Massachusetts Investors Trust Portfolio Class 2                       680,295      2,127,892
SAST MFS Massachusetts Investors Trust Portfolio Class 3                    27,517,530     39,446,516
SAST MFS Total Return Portfolio Class 1                                      3,906,219     21,038,566
SAST MFS Total Return Portfolio Class 2                                      1,000,279      6,363,805
SAST MFS Total Return Portfolio Class 3                                     16,809,987     37,435,604
SAST Mid-Cap Growth Portfolio Class 1                                        4,530,297      6,754,927
SAST Mid-Cap Growth Portfolio Class 2                                        1,388,745      2,848,838
SAST Mid-Cap Growth Portfolio Class 3                                       24,261,523     26,945,090
SAST Protected Asset Allocation SAST Portfolio Class 3                     414,079,910     14,418,025
SAST Real Estate Portfolio Class 1                                           4,516,164      5,740,046
SAST Real Estate Portfolio Class 2                                           1,239,003      1,830,077
SAST Real Estate Portfolio Class 3                                          47,839,224     56,545,269
SAST Small & Mid Cap Value Portfolio Class 2                                 2,700,805      2,732,559
SAST Small & Mid Cap Value Portfolio Class 3                                94,094,920     69,032,235
SAST Small Company Value Portfolio Class 3                                  28,285,104     26,468,737
SAST SunAmerica Dynamic Strategy Portfolio Class 3                       1,473,083,572     64,696,460
SAST Technology Portfolio Class 1                                            1,204,839      2,185,765
SAST Technology Portfolio Class 2                                              332,654        410,258
SAST Technology Portfolio Class 3                                           11,665,435      9,405,812
SAST Telecom Utility Portfolio Class 1                                         835,704      3,213,918
SAST Telecom Utility Portfolio Class 2                                         114,940        365,454
SAST Telecom Utility Portfolio Class 3                                       6,208,653      6,731,511
SAST Total Return Bond Portfolio Class 1                                     3,643,385      8,807,377
SAST Total Return Bond Portfolio Class 2                                       692,400      4,547,592
SAST Total Return Bond Portfolio Class 3                                    83,826,602    131,599,557
SAST VCP Total Return Balanced Portfolio Class 3                           335,574,029      3,732,087
SAST VCP Value Portfolio Class 3                                           456,013,508      8,402,305
SST Allocation Balanced Portfolio Class 3                                   24,059,114     21,944,574
SST Allocation Growth Portfolio Class 3                                      6,657,272      6,859,297
SST Allocation Moderate Growth Portfolio Class 3                            32,135,428     25,130,677
SST Allocation Moderate Portfolio Class 3                                   29,139,279     21,773,466
SST Real Return Portfolio Class 3                                           42,575,635     47,107,819
Sterling Capital Select Equity VIF                                              20,911        904,461
Sterling Capital Special Opportunities VIF                                   1,458,922     10,193,905
Sterling Capital Total Return Bond VIF                                         284,250      6,168,514
Principal PVC SmallCap Blend Account Class 1                                   918,017        618,087
PVC SmallCap Blend Account Class 2                                             502,460        314,788
AST Multi-Asset Portfolio Class 3                                               96,555            588
BLK Global Allocation VI Fund                                                2,213,577         50,281
BLK iShares Alt Strategies VI Fund                                             697,173         33,208
BLK iShares Dynamic Allocation VI Fund                                         311,879          2,326
BLK iShares Dynamic Fixed Income VI Fund                                        51,642          1,047
BLK iShares Equity Appreciation VI Fund                                        103,078            677
Columbia VP -Emerging Markets Bond Fund Class 2                                  1,934              7
Columbia VP -Limited Duration Credit Fund Class 2                              137,383         45,287
GS VIT Global Markets Navigator Fd SVC                                          41,562            482
GS VIT Multi-Strategy Alt Port Advisor                                         552,743         32,050
GS VIT Strategic Income Fund Advisor                                           183,637            667
Invesco V.I. Balanced-Risk Allocation Fd                                       250,438          1,119
Lord Abbett Fundamental Equity                                                 191,936          3,189
Lord Abbett Series Fund Bond Debenture                                         489,383         22,112
Lord Abbett Series Fund Short Duration                                       1,012,817         83,440
Morgan Stanley UIF Global Infrastructure                                       456,808         34,325
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio                      534,917         31,568
PIMCO All Asset Portfolio                                                       20,574            115
PIMCO Emerging Markets Bond Portfolio                                           45,838            691
PIMCO Unconstrained Bond Portfolio                                             458,274         83,109
SST Asset Allocation Diversified Growth Portfolio Class 3                      144,667            290
SST Diversified Fixed Income Portfolio Class 3                                  81,505         10,593
SST Focus Growth Portfolio Class 3                                              31,638            278
SST Focus Value Portfolio Class 3                                               48,886            277
SST International Equity Portfolio Class 3                                     231,917          1,318
SST Large Cap Growth Portfolio Class 3                                         101,827         12,704
SST Large Cap Value Portfolio Class 3                                          108,028          1,077
SST Mid Cap Growth Portfolio Class 3                                           321,827         13,838
SST Mid Cap Value Portfolio Class 3                                            254,821          4,275
SST Small Cap Portfolio Class 3                                                116,635            356
SST Stock Portfolio Class 3                                                    296,346          2,860
VALIC Company I International Equities Index Fund                            1,817,990        130,948
VALIC Company I Mid Cap Index Fund                                           1,709,407        110,995
VALIC Company I Nasdaq-100 Index Fund                                        1,024,898        123,627
VALIC Company I Small Cap Index Fund                                         1,806,635        128,602
VALIC Company I Stock Index Fund                                             7,290,815      1,608,485

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.


                                                                                 Accumulation Annuity Annuity
                                                   Contracts with a Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                       Total Expense of Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  ---------------- ------------ ------------ ------- -------- ------------
AFIS - Capital Income Builder                            1.10%         63,868         (4,598)     --       --       59,270
AFIS - Capital Income Builder                            1.35%          5,233             (1)     --       --        5,232
AFIS - Capital Income Builder                            1.40%          3,832             --      --       --        3,832
American Funds Asset Allocation Fund Class 2             1.52%        144,541       (476,493)  1,216       --     (330,736)
American Funds Asset Allocation Fund Class 2             1.77%          3,644        (16,426)     --       --      (12,782)
American Funds Asset Allocation Fund Class 3             1.30%         18,448        (65,666)     --   (1,539)     (48,757)
American Funds Asset Allocation Fund Class 3             1.40%             --           (893)     --       --         (893)
American Funds Cash Management Fund Class 3              1.30%        228,201       (293,016)     --   (1,357)     (66,172)
American Funds Cash Management Fund Class 3              1.40%             --         (2,432)     --       --       (2,432)
American Funds Global Growth Fund Class 2                1.52%        217,873     (1,119,637)     --  (11,219)    (912,983)
American Funds Global Growth Fund Class 2                1.72%         23,045       (188,602)     --     (782)    (166,339)
American Funds Global Growth Fund Class 2                1.77%         13,137        (49,735)     --       --      (36,598)
American Funds Global Growth Fund Class 2                1.97%            235         (7,946)     --       --       (7,711)
American Funds Growth Fund Class 2                       1.52%        242,908     (1,564,680)     --  (28,091)  (1,349,863)
American Funds Growth Fund Class 2                       1.72%         35,002       (357,440)     --   (1,093)    (323,531)
American Funds Growth Fund Class 2                       1.77%          8,902        (75,268)     --       --      (66,366)
American Funds Growth Fund Class 2                       1.97%            287        (19,201)     --       --      (18,914)
American Funds Growth Fund Class 3                       1.30%          9,138        (93,215)     --   (2,683)     (86,760)
American Funds Growth Fund Class 3                       1.40%             --         (1,723)     --       --       (1,723)
American Funds Growth-Income Fund Class 2                1.52%        336,718     (1,987,096)     --  (32,971)  (1,683,349)
American Funds Growth-Income Fund Class 2                1.72%         43,019       (308,185)     --       --     (265,166)
American Funds Growth-Income Fund Class 2                1.77%         10,019        (94,605)     --       --      (84,586)
American Funds Growth-Income Fund Class 2                1.97%          1,645        (19,551)     --       --      (17,906)
American Funds Growth-Income Fund Class 3                1.30%         14,184       (123,231)     --   (4,437)    (113,484)
American Funds Growth-Income Fund Class 3                1.40%              4         (4,656)     --       --       (4,652)
American Funds High-Income Bond Fund Class 3             1.30%         23,403        (57,274)     --     (970)     (34,841)
American Funds High-Income Bond Fund Class 3             1.40%             --           (326)     --       --         (326)
American Funds International Fund Class 3                1.30%         14,723        (97,936)     --   (1,552)     (84,765)
American Funds International Fund Class 3                1.40%          2,692           (111)     --       --        2,581
American Funds US Government AAA-Rated Securities
  Fund Class 3                                           1.30%         38,693        (85,395)     --   (1,167)     (47,869)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                           1.40%             --         (1,679)     --       --       (1,679)
AST Asset Allocation Portfolio Class 1                   1.52%         64,750       (357,650)     --  (54,234)    (347,134)
AST Asset Allocation Portfolio Class 1                   1.77%             79           (918)     --       --         (839)
AST Asset Allocation Portfolio Class 2                   1.52%            632        (17,531)     --     (905)     (17,804)
AST Asset Allocation Portfolio Class 2                   1.72%             82           (219)     --       --         (137)
AST Asset Allocation Portfolio Class 2                   1.77%          2,133         (6,133)     --       --       (4,000)
AST Asset Allocation Portfolio Class 2                   1.97%            768           (688)     --       --           80
AST Asset Allocation Portfolio Class 3                   1.10%            218             --      --       --          218
AST Asset Allocation Portfolio Class 3                   1.15%         94,078        (60,544)  1,420       --       34,954
AST Asset Allocation Portfolio Class 3                   1.30%         64,139        (93,165)     --       --      (29,026)
AST Asset Allocation Portfolio Class 3                   1.35%          2,683             (1)     --       --        2,682
AST Asset Allocation Portfolio Class 3                   1.40%         11,275         (1,050)     --       --       10,225
AST Asset Allocation Portfolio Class 3                   1.52%         19,580        (40,699)     --   (4,933)     (26,052)
AST Asset Allocation Portfolio Class 3                   1.55%         12,739        (37,615)     --       --      (24,876)
AST Asset Allocation Portfolio Class 3                   1.65%         76,207        (20,746)     --       --       55,461
AST Asset Allocation Portfolio Class 3                   1.70%            507            (10)     --       --          497
AST Asset Allocation Portfolio Class 3                   1.72%         13,948        (44,217)     --       --      (30,269)
AST Asset Allocation Portfolio Class 3                   1.77%         13,048        (15,047)     --       --       (1,999)
AST Asset Allocation Portfolio Class 3                   1.80%          3,756           (676)     --       --        3,080
AST Asset Allocation Portfolio Class 3                   1.90%         46,732        (11,658)     --       --       35,074
AST Asset Allocation Portfolio Class 3                   1.97%             28         (1,414)     --       --       (1,386)
AST Asset Allocation Portfolio Class 3                   2.02%             20            (41)     --       --          (21)
AST Asset Allocation Portfolio Class 3                   2.15%              6             (5)     --       --            1
AST Asset Allocation Portfolio Class 3                   2.17%              7             (2)     --       --            5
AST Asset Allocation Portfolio Class 3                   2.30%             11            (38)     --       --          (27)
AST Capital Appreciation Portfolio Class 1               1.52%         97,041       (497,812)     --  (21,007)    (421,778)
AST Capital Appreciation Portfolio Class 1               1.77%             24        (15,287)     --       --      (15,263)
AST Capital Appreciation Portfolio Class 2               1.40%            521         (6,541)     --       --       (6,020)
AST Capital Appreciation Portfolio Class 2               1.52%          7,401        (76,067)     --   (2,626)     (71,292)
AST Capital Appreciation Portfolio Class 2               1.55%          1,033         (2,400)     --       --       (1,367)
AST Capital Appreciation Portfolio Class 2               1.70%              4           (145)     --       --         (141)
AST Capital Appreciation Portfolio Class 2               1.72%            406         (1,988)     --       --       (1,582)
AST Capital Appreciation Portfolio Class 2               1.77%          2,131        (13,068)     --       --      (10,937)
AST Capital Appreciation Portfolio Class 2               1.80%             49           (685)     --       --         (636)
AST Capital Appreciation Portfolio Class 2               1.95%             --             --      --       --           --
AST Capital Appreciation Portfolio Class 2               1.97%             87         (1,063)     --       --         (976)
AST Capital Appreciation Portfolio Class 3               1.10%         64,122         (4,292)     --       --       59,830
AST Capital Appreciation Portfolio Class 3               1.15%        184,999       (148,510)  2,044       --       38,533
AST Capital Appreciation Portfolio Class 3               1.30%        463,102       (446,972)     --       --       16,130

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AST Capital Appreciation Portfolio Class 3                1.35%        7,410          (112)     --       --        7,298
AST Capital Appreciation Portfolio Class 3                1.40%      171,928       (51,238)     --       --      120,690
AST Capital Appreciation Portfolio Class 3                1.52%       99,239      (535,909)     --   (1,199)    (437,869)
AST Capital Appreciation Portfolio Class 3                1.55%      383,828      (188,518)     --       --      195,310
AST Capital Appreciation Portfolio Class 3                1.65%      255,388      (358,753)     --       (8)    (103,373)
AST Capital Appreciation Portfolio Class 3                1.70%        6,125           (53)     --       --        6,072
AST Capital Appreciation Portfolio Class 3                1.72%        9,085       (92,524)     --       --      (83,439)
AST Capital Appreciation Portfolio Class 3                1.77%       17,383      (100,508)     --       --      (83,125)
AST Capital Appreciation Portfolio Class 3                1.80%        9,492       (31,452)     --       --      (21,960)
AST Capital Appreciation Portfolio Class 3                1.90%      150,839      (175,538)     --       --      (24,699)
AST Capital Appreciation Portfolio Class 3                1.95%          523        (4,139)     --       --       (3,616)
AST Capital Appreciation Portfolio Class 3                1.97%          958        (5,363)     --       --       (4,405)
AST Capital Appreciation Portfolio Class 3                2.02%          189        (5,447)     --       --       (5,258)
AST Capital Appreciation Portfolio Class 3                2.05%           --        (3,293)     --       --       (3,293)
AST Capital Appreciation Portfolio Class 3                2.15%       39,097       (54,111)     --       --      (15,014)
AST Capital Appreciation Portfolio Class 3                2.17%           26        (1,401)     --       --       (1,375)
AST Capital Appreciation Portfolio Class 3                2.30%           65        (3,309)     --       --       (3,244)
AST Government and Quality Bond Portfolio Class 1         1.52%      211,855      (651,606)     --  (25,086)    (464,837)
AST Government and Quality Bond Portfolio Class 1         1.77%        5,425       (20,683)     --       --      (15,258)
AST Government and Quality Bond Portfolio Class 2         1.52%       43,995      (276,963)     --  (22,176)    (255,144)
AST Government and Quality Bond Portfolio Class 2         1.72%        5,603       (11,727)     --       --       (6,124)
AST Government and Quality Bond Portfolio Class 2         1.77%        8,172       (61,796)     --       --      (53,624)
AST Government and Quality Bond Portfolio Class 2         1.97%          319        (2,461)     --       --       (2,142)
AST Government and Quality Bond Portfolio Class 3         1.10%       83,566        (1,790)     --       --       81,776
AST Government and Quality Bond Portfolio Class 3         1.15%      569,312      (377,884)  5,755       --      197,183
AST Government and Quality Bond Portfolio Class 3         1.30%    2,356,039    (1,221,143)     --       --    1,134,896
AST Government and Quality Bond Portfolio Class 3         1.35%       13,879          (222)     --       --       13,657
AST Government and Quality Bond Portfolio Class 3         1.40%      161,058       (64,318)     --       --       96,740
AST Government and Quality Bond Portfolio Class 3         1.52%      818,696    (2,636,903)     --   (5,003)  (1,823,210)
AST Government and Quality Bond Portfolio Class 3         1.55%      406,556      (411,300)     --       --       (4,744)
AST Government and Quality Bond Portfolio Class 3         1.65%    1,280,891      (961,633)     --     (136)     319,122
AST Government and Quality Bond Portfolio Class 3         1.70%       10,140           (69)     --       --       10,071
AST Government and Quality Bond Portfolio Class 3         1.72%      208,018      (535,290)     --       --     (327,272)
AST Government and Quality Bond Portfolio Class 3         1.77%      271,003      (722,884)     --       --     (451,881)
AST Government and Quality Bond Portfolio Class 3         1.80%      111,575       (80,062)     --       --       31,513
AST Government and Quality Bond Portfolio Class 3         1.90%      614,591      (682,755)     --       --      (68,164)
AST Government and Quality Bond Portfolio Class 3         1.95%        2,181        (7,456)     --       --       (5,275)
AST Government and Quality Bond Portfolio Class 3         1.97%        9,395       (24,972)     --       --      (15,577)
AST Government and Quality Bond Portfolio Class 3         2.02%        3,965       (19,619)     --       --      (15,654)
AST Government and Quality Bond Portfolio Class 3         2.05%           --          (159)     --       --         (159)
AST Government and Quality Bond Portfolio Class 3         2.15%        4,626        (9,259)     --       --       (4,633)
AST Government and Quality Bond Portfolio Class 3         2.17%       25,145        (5,911)     --       --       19,234
AST Government and Quality Bond Portfolio Class 3         2.30%          957       (10,530)     --       --       (9,573)
AST Growth Portfolio Class 1                              1.52%       17,887      (232,864)     --  (14,496)    (229,473)
AST Growth Portfolio Class 1                              1.77%           87        (4,253)     --       --       (4,166)
AST Growth Portfolio Class 2                              1.52%        5,921       (73,272)     --   (1,154)     (68,505)
AST Growth Portfolio Class 2                              1.72%           23        (1,665)     --       --       (1,642)
AST Growth Portfolio Class 2                              1.77%        2,766       (13,768)     --       --      (11,002)
AST Growth Portfolio Class 2                              1.97%           84           (46)     --       --           38
AST Growth Portfolio Class 3                              1.10%        5,416           (13)     --       --        5,403
AST Growth Portfolio Class 3                              1.15%       66,711       (30,212)  2,336       --       38,835
AST Growth Portfolio Class 3                              1.30%       55,996       (33,572)     --       --       22,424
AST Growth Portfolio Class 3                              1.35%           --            --      --       --           --
AST Growth Portfolio Class 3                              1.40%        7,786        (5,128)     --       --        2,658
AST Growth Portfolio Class 3                              1.52%       21,922      (247,217)     74     (720)    (225,941)
AST Growth Portfolio Class 3                              1.55%       33,552       (11,292)     --       --       22,260
AST Growth Portfolio Class 3                              1.65%       38,472       (28,486)     --      (29)       9,957
AST Growth Portfolio Class 3                              1.72%        3,543       (50,773)     --       --      (47,230)
AST Growth Portfolio Class 3                              1.77%        5,417       (33,458)     --       --      (28,041)
AST Growth Portfolio Class 3                              1.80%          296        (3,136)     --       --       (2,840)
AST Growth Portfolio Class 3                              1.90%       13,218       (39,364)     --       --      (26,146)
AST Growth Portfolio Class 3                              1.97%          283        (1,474)     --       --       (1,191)
AST Growth Portfolio Class 3                              2.02%           80        (1,097)     --       --       (1,017)
AST Growth Portfolio Class 3                              2.15%       41,819        (1,232)     --       --       40,587
AST Multi-Asset Portfolio Class 3                         1.10%        4,869            --      --       --        4,869
AST Multi-Asset Portfolio Class 3                         1.35%        1,407            (7)     --       --        1,400
AST Multi-Asset Portfolio Class 3                         1.40%        2,118            (4)     --       --        2,114
AST Natural Resources Portfolio Class 1                   1.52%       35,324      (147,054)     --   (2,386)    (114,116)
AST Natural Resources Portfolio Class 1                   1.77%        1,336        (2,285)     --       --         (949)
AST Natural Resources Portfolio Class 2                   1.52%       10,366       (33,387)     --     (398)     (23,419)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
AST Natural Resources Portfolio Class 2                   1.72%         205        (2,648)      --       --     (2,443)
AST Natural Resources Portfolio Class 2                   1.77%       7,310       (10,818)      --       --     (3,508)
AST Natural Resources Portfolio Class 2                   1.97%          96           (14)      --       --         82
AST Natural Resources Portfolio Class 3                   1.10%       7,853          (500)      --       --      7,353
AST Natural Resources Portfolio Class 3                   1.15%     151,063       (76,674)      --     (610)    73,779
AST Natural Resources Portfolio Class 3                   1.30%     295,176      (157,469)   4,421       --    142,128
AST Natural Resources Portfolio Class 3                   1.35%       8,344          (288)      --       --      8,056
AST Natural Resources Portfolio Class 3                   1.40%      57,425       (39,978)      --       --     17,447
AST Natural Resources Portfolio Class 3                   1.52%     177,687      (263,900)   1,054     (401)   (85,560)
AST Natural Resources Portfolio Class 3                   1.55%     156,479       (60,589)      --       --     95,890
AST Natural Resources Portfolio Class 3                   1.65%     246,717       (94,427)      --       --    152,290
AST Natural Resources Portfolio Class 3                   1.70%       1,095        (1,095)      --       --         --
AST Natural Resources Portfolio Class 3                   1.72%      26,486       (59,325)      --       --    (32,839)
AST Natural Resources Portfolio Class 3                   1.77%      58,042       (51,504)      --       --      6,538
AST Natural Resources Portfolio Class 3                   1.80%       5,748       (17,421)      --       --    (11,673)
AST Natural Resources Portfolio Class 3                   1.90%     106,468      (107,623)      --       --     (1,155)
AST Natural Resources Portfolio Class 3                   1.95%       2,319       (27,529)      --       --    (25,210)
AST Natural Resources Portfolio Class 3                   1.97%       1,611        (3,301)      --       --     (1,690)
AST Natural Resources Portfolio Class 3                   2.02%       6,143        (4,333)      --       --      1,810
AST Natural Resources Portfolio Class 3                   2.05%          --        (2,673)      --       --     (2,673)
AST Natural Resources Portfolio Class 3                   2.15%      12,893        (1,621)      --       --     11,272
AST Natural Resources Portfolio Class 3                   2.17%         470        (3,147)      --       --     (2,677)
AST Natural Resources Portfolio Class 3                   2.30%         945        (9,045)      --       --     (8,100)
BLK Global Allocation VI Fund                             1.10%      45,276        (3,966)      --       --     41,310
BLK Global Allocation VI Fund                             1.35%      85,511           (59)      --       --     85,452
BLK Global Allocation VI Fund                             1.40%      88,904          (594)      --       --     88,310
BLK Global Allocation VI Fund                             1.70%         507            (8)      --       --        499
BLK iShares Alt Strategies VI Fund                        1.10%      37,747          (420)      --       --     37,327
BLK iShares Alt Strategies VI Fund                        1.35%      16,699          (142)      --       --     16,557
BLK iShares Alt Strategies VI Fund                        1.40%      13,464        (2,657)      --       --     10,807
BLK iShares Alt Strategies VI Fund                        1.70%          87           (64)      --       --         23
BLK iShares Dynamic Allocation VI Fund                    1.10%      20,027           (53)      --       --     19,974
BLK iShares Dynamic Allocation VI Fund                    1.35%          --            --       --       --         --
BLK iShares Dynamic Allocation VI Fund                    1.40%       9,903            --       --       --      9,903
BLK iShares Dynamic Allocation VI Fund                    1.70%         589            --       --       --        589
BLK iShares Dynamic Fixed Income VI Fund                  1.10%       3,459            (8)      --       --      3,451
BLK iShares Dynamic Fixed Income VI Fund                  1.35%          --            --       --       --         --
BLK iShares Dynamic Fixed Income VI Fund                  1.40%       1,657           (75)      --       --      1,582
BLK iShares Equity Appreciation VI Fund                   1.10%       5,562            --       --       --      5,562
BLK iShares Equity Appreciation VI Fund                   1.35%          --            --       --       --         --
BLK iShares Equity Appreciation VI Fund                   1.40%       4,505            --       --       --      4,505
Columbia VP Asset Allocation Fund Class 1                 1.52%         703        (2,708)      --       --     (2,005)
Columbia VP Asset Allocation Fund Class 1                 1.77%           2          (128)      --       --       (126)
Columbia VP -Dividend Opportunity Fund Class 1            1.52%       4,140       (19,994)      --       --    (15,854)
Columbia VP -Dividend Opportunity Fund Class 1            1.77%         432          (744)      --       --       (312)
Columbia VP -Emerging Markets Bond Fund Class 2           1.10%         205            --       --       --        205
Columbia VP -Emerging Markets Bond Fund Class 2           1.35%          --            --       --       --         --
Columbia VP -Emerging Markets Bond Fund Class 2           1.70%           1            --       --       --          1
Columbia VP Income Opportunities Fund Class 1             1.52%      14,385       (68,573)     449       --    (53,739)
Columbia VP Income Opportunities Fund Class 1             1.72%       4,483       (54,087)      --       --    (49,604)
Columbia VP Income Opportunities Fund Class 1             1.77%       9,508       (17,728)      --       --     (8,220)
Columbia VP Income Opportunities Fund Class 1             1.97%         819        (1,221)      --       --       (402)
Columbia VP Income Opportunities Fund Class 1             2.02%           8           (11)      --       --         (3)
Columbia VP Income Opportunities Fund Class 1             2.17%          50           (37)      --       --         13
Columbia VP -Limited Duration Credit Fund Class 2         1.10%      13,356        (4,371)      --       --      8,985
Columbia VP -Limited Duration Credit Fund Class 2         1.35%         266          (266)      --       --         --
Columbia VP -Limited Duration Credit Fund Class 2         1.40%         484            (1)      --       --        483
Columbia VP Marsico 21st Century Fund Class 1             1.52%         305        (4,899)      --       --     (4,594)
Columbia VP Marsico 21st Century Fund Class 1             1.77%          24          (475)      --       --       (451)
Columbia VP Marsico Focused Equities Fund Class 1         1.52%      37,097      (183,871)   5,790       --   (140,984)
Columbia VP Marsico Focused Equities Fund Class 1         1.72%       8,219       (70,036)      --       --    (61,817)
Columbia VP Marsico Focused Equities Fund Class 1         1.77%       5,470       (20,235)      --       --    (14,765)
Columbia VP Marsico Focused Equities Fund Class 1         1.97%          95       (16,322)      --       --    (16,227)
Columbia VP Marsico Focused Equities Fund Class 1         2.02%          24          (278)      --       --       (254)
Columbia VP Marsico Focused Equities Fund Class 1         2.17%           4       (31,425)      --       --    (31,421)
Columbia VP Marsico Growth Fund Class 1                   1.52%         972       (24,875)      --       --    (23,903)
Columbia VP Marsico Growth Fund Class 1                   1.77%         239        (1,226)      --       --       (987)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.52%       2,401       (18,078)      --       --    (15,677)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.77%         156          (635)      --       --       (479)
Sterling Capital Select Equity VIF                        1.52%          --            --       --  (44,463)   (44,463)
Sterling Capital Select Equity VIF                        1.72%          --            --       --  (12,731)   (12,731)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity      Net
                                                         Expense  Accumulation    Units      Units   Units     Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- --------  ----------
Sterling Capital Select Equity VIF                        1.77%          --            --       --   (18,798)   (18,798)
Sterling Capital Select Equity VIF                        1.97%          --            --       --       (41)       (41)
Sterling Capital Special Opportunities VIF                1.52%          --            --       --  (313,443)  (313,443)
Sterling Capital Special Opportunities VIF                1.72%          --            --       --   (48,091)   (48,091)
Sterling Capital Special Opportunities VIF                1.77%          --            --       --   (64,225)   (64,225)
Sterling Capital Special Opportunities VIF                1.97%          --            --       --       (22)       (22)
Sterling Capital Special Opportunities VIF                2.02%          --            --       --    (4,209)    (4,209)
Sterling Capital Total Return Bond VIF                    1.52%          --            --       --  (361,328)  (361,328)
Sterling Capital Total Return Bond VIF                    1.72%          --            --       --   (28,104)   (28,104)
Sterling Capital Total Return Bond VIF                    1.77%          --            --       --   (50,974)   (50,974)
Sterling Capital Total Return Bond VIF                    1.97%          --            --       --       (25)       (25)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.52%       1,653        (3,204)      --        --     (1,551)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.77%          12          (764)      --        --       (752)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       2.02%          --            --       --        --         --
Columbia VP Small Company Growth Fund Class 1             1.52%       1,078       (14,270)      --        --    (13,192)
Columbia VP Small Company Growth Fund Class 1             1.77%         139          (627)      --        --       (488)
Franklin Income Securities Fund Class 2                   1.10%      31,070        (2,083)      --        --     28,987
Franklin Income Securities Fund Class 2                   1.15%     217,175      (104,848)   1,375        --    113,702
Franklin Income Securities Fund Class 2                   1.30%     336,105      (346,119)   2,953        --     (7,061)
Franklin Income Securities Fund Class 2                   1.35%       7,858            --       --        --      7,858
Franklin Income Securities Fund Class 2                   1.40%     116,549       (34,060)      --        --     82,489
Franklin Income Securities Fund Class 2                   1.52%     218,916      (742,573)      --        --   (523,657)
Franklin Income Securities Fund Class 2                   1.55%     260,580      (223,842)      --        --     36,738
Franklin Income Securities Fund Class 2                   1.65%     256,925      (545,480)      --        --   (288,555)
Franklin Income Securities Fund Class 2                   1.77%      54,163      (169,722)      --        --   (115,559)
Franklin Income Securities Fund Class 2                   1.80%      10,535       (50,237)      --        --    (39,702)
Franklin Income Securities Fund Class 2                   1.90%     125,782      (311,979)      --        --   (186,197)
Franklin Income Securities Fund Class 2                   1.95%       2,135          (689)      --        --      1,446
Franklin Income Securities Fund Class 2                   2.02%         894        (2,081)      --        --     (1,187)
Franklin Income Securities Fund Class 2                   2.15%       8,093       (12,422)      --        --     (4,329)
Franklin Income Securities Fund Class 2                   2.17%       5,006       (22,828)      --        --    (17,822)
Franklin Income Securities Fund Class 2                   2.30%         448        (4,604)      --        --     (4,156)
Franklin Strategic Income VIP Fund                        1.10%      27,551            (2)      --        --     27,549
Franklin Strategic Income VIP Fund                        1.35%       2,076           (43)      --        --      2,033
Franklin Strategic Income VIP Fund                        1.40%      27,543          (378)      --        --     27,165
Franklin Strategic Income VIP Fund                        1.70%         577            --       --        --        577
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.10%         407            --       --        --        407
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.15%      98,972       (48,701)      --        --     50,271
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.30%      85,364      (224,614)      --        --   (139,250)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.35%       1,908            --       --        --      1,908
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.40%      53,932        (4,558)      --        --     49,374
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.52%     133,401      (377,194)      --        --   (243,793)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.55%      44,210       (57,301)      --        --    (13,091)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.65%      78,105       (85,283)      --        --     (7,178)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.77%      33,428      (106,121)      --        --    (72,693)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.80%      22,720       (16,904)      --        --      5,816
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.90%      60,495       (63,898)      --        --     (3,403)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.95%          47          (450)      --        --       (403)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.02%       2,370        (2,527)      --        --       (157)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.15%         324          (614)      --        --       (290)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.17%          51          (316)      --        --       (265)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.30%       1,347          (255)      --        --      1,092
GS VIT Global Markets Navigator Fd SVC                    1.10%       3,733           (40)      --        --      3,693
GS VIT Global Markets Navigator Fd SVC                    1.35%          --            --       --        --         --
GS VIT Global Markets Navigator Fd SVC                    1.70%         519            (3)      --        --        516
GS VIT Multi-Strategy Alt Port Advisor                    1.10%      36,898          (441)      --        --     36,457
GS VIT Multi-Strategy Alt Port Advisor                    1.35%       8,992           (91)      --        --      8,901
GS VIT Multi-Strategy Alt Port Advisor                    1.40%      11,098        (2,759)      --        --      8,339
GS VIT Multi-Strategy Alt Port Advisor                    1.70%          86           (64)      --        --         22
GS VIT Strategic Income Fund Advisor                      1.10%      12,387           (39)      --        --     12,348
GS VIT Strategic Income Fund Advisor                      1.35%       5,044            --       --        --      5,044
GS VIT Strategic Income Fund Advisor                      1.40%       1,437            --       --        --      1,437
Invesco V.I. Balanced-Risk Allocation Fd                  1.10%      16,849           (40)      --        --     16,809
Invesco V.I. Balanced-Risk Allocation Fd                  1.35%       7,387            --       --        --      7,387
Invesco V.I. Balanced-Risk Allocation Fd                  1.70%         525           (12)      --        --        513
Invesco VI American Franchise Fund Series II              1.10%       4,525          (883)      --        --      3,642
Invesco VI American Franchise Fund Series II              1.15%       3,492       (14,808)     187        --    (11,129)
Invesco VI American Franchise Fund Series II              1.30%      16,294       (35,143)      --        --    (18,849)
Invesco VI American Franchise Fund Series II              1.35%         842            --       --        --        842
Invesco VI American Franchise Fund Series II              1.40%      16,344        (2,887)      --        --     13,457
Invesco VI American Franchise Fund Series II              1.52%      37,989      (133,963)   6,595    (9,915)   (99,294)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
Invesco VI American Franchise Fund Series II              1.55%      16,113        (33,059)     --       --      (16,946)
Invesco VI American Franchise Fund Series II              1.65%      20,785         (8,441)     --       --       12,344
Invesco VI American Franchise Fund Series II              1.72%         520        (20,417)     --       --      (19,897)
Invesco VI American Franchise Fund Series II              1.77%       2,288        (20,707)     --       --      (18,419)
Invesco VI American Franchise Fund Series II              1.80%       1,971           (346)     --       --        1,625
Invesco VI American Franchise Fund Series II              1.90%      13,118         (9,923)     --       --        3,195
Invesco VI American Franchise Fund Series II              1.97%          --         (2,567)     --       --       (2,567)
Invesco VI American Franchise Fund Series II              2.02%          15           (101)     --       --          (86)
Invesco VI American Franchise Fund Series II              2.05%          --           (707)     --       --         (707)
Invesco VI American Franchise Fund Series II              2.15%       5,316         (5,352)     --       --          (36)
Invesco VI American Franchise Fund Series II              2.30%          --            (67)     --       --          (67)
Invesco VI Comstock Fund Series II                        1.10%      52,201         (1,782)     --       --       50,419
Invesco VI Comstock Fund Series II                        1.15%     157,639       (109,968)  1,558       --       49,229
Invesco VI Comstock Fund Series II                        1.30%     515,225       (415,767)  2,787       --      102,245
Invesco VI Comstock Fund Series II                        1.35%      10,705            (81)     --       --       10,624
Invesco VI Comstock Fund Series II                        1.40%     106,035        (25,929)     --       --       80,106
Invesco VI Comstock Fund Series II                        1.52%     550,922     (1,592,638)    374   (3,988)  (1,045,330)
Invesco VI Comstock Fund Series II                        1.55%     231,647       (207,224)     --       --       24,423
Invesco VI Comstock Fund Series II                        1.65%     278,254       (290,772)     --      (20)     (12,538)
Invesco VI Comstock Fund Series II                        1.70%       9,825           (637)     --       --        9,188
Invesco VI Comstock Fund Series II                        1.72%      24,682       (122,643)     --       --      (97,961)
Invesco VI Comstock Fund Series II                        1.77%     158,641       (341,368)     --       --     (182,727)
Invesco VI Comstock Fund Series II                        1.80%      19,889        (22,211)     --       --       (2,322)
Invesco VI Comstock Fund Series II                        1.90%     145,829       (166,661)     --       --      (20,832)
Invesco VI Comstock Fund Series II                        1.95%       6,199        (14,254)     --       --       (8,055)
Invesco VI Comstock Fund Series II                        1.97%       2,121        (11,795)     --       --       (9,674)
Invesco VI Comstock Fund Series II                        2.02%       2,155         (4,653)     --       --       (2,498)
Invesco VI Comstock Fund Series II                        2.05%          --         (1,072)     --       --       (1,072)
Invesco VI Comstock Fund Series II                        2.15%       2,802         (2,276)     --       --          526
Invesco VI Comstock Fund Series II                        2.17%       1,353        (36,707)     --       --      (35,354)
Invesco VI Comstock Fund Series II                        2.30%       1,373         (6,208)     --       --       (4,835)
Invesco VI Growth and Income Fund Series II               1.10%      63,177         (1,808)     --       --       61,369
Invesco VI Growth and Income Fund Series II               1.15%     170,543       (140,843)  3,938       --       33,638
Invesco VI Growth and Income Fund Series II               1.30%     469,006       (482,781)     --       --      (13,775)
Invesco VI Growth and Income Fund Series II               1.35%       9,400            (96)     --       --        9,304
Invesco VI Growth and Income Fund Series II               1.40%     111,539        (62,387)     --       --       49,152
Invesco VI Growth and Income Fund Series II               1.52%     548,964     (2,113,191)     --  (12,969)  (1,577,196)
Invesco VI Growth and Income Fund Series II               1.55%     230,217       (263,032)     --       --      (32,815)
Invesco VI Growth and Income Fund Series II               1.65%     264,488       (395,428)     --      (77)    (131,017)
Invesco VI Growth and Income Fund Series II               1.70%      11,400            (52)     --       --       11,348
Invesco VI Growth and Income Fund Series II               1.72%      57,411       (253,418)     --       --     (196,007)
Invesco VI Growth and Income Fund Series II               1.77%     191,061       (496,449)     --       --     (305,388)
Invesco VI Growth and Income Fund Series II               1.80%      20,493        (27,684)     --       --       (7,191)
Invesco VI Growth and Income Fund Series II               1.90%     167,799       (243,830)     --       --      (76,031)
Invesco VI Growth and Income Fund Series II               1.95%       5,151         (8,167)     --       --       (3,016)
Invesco VI Growth and Income Fund Series II               1.97%       2,142         (8,799)     --       --       (6,657)
Invesco VI Growth and Income Fund Series II               2.02%       2,777         (9,165)     --       --       (6,388)
Invesco VI Growth and Income Fund Series II               2.05%          --           (298)     --       --         (298)
Invesco VI Growth and Income Fund Series II               2.15%       1,724         (3,455)     --       --       (1,731)
Invesco VI Growth and Income Fund Series II               2.17%         734         (9,353)     --       --       (8,619)
Invesco VI Growth and Income Fund Series II               2.30%       1,339         (9,164)     --       --       (7,825)
Ivy Funds VIP Asset Strategy                              1.10%      26,018           (179)     --       --       25,839
Ivy Funds VIP Asset Strategy                              1.35%          --             --      --       --           --
Ivy Funds VIP Asset Strategy                              1.40%       6,049           (509)     --       --        5,540
Lord Abbett Fundamental Equity                            1.10%      17,272            (18)     --       --       17,254
Lord Abbett Fundamental Equity                            1.35%          --             --      --       --           --
Lord Abbett Growth and Income Portfolio Class VC          1.10%       2,221             --      --       --        2,221
Lord Abbett Growth and Income Portfolio Class VC          1.15%      91,292        (61,143)  4,768       --       34,917
Lord Abbett Growth and Income Portfolio Class VC          1.30%     120,790       (239,970)     --       --     (119,180)
Lord Abbett Growth and Income Portfolio Class VC          1.35%       1,687             --      --       --        1,687
Lord Abbett Growth and Income Portfolio Class VC          1.40%      64,901        (31,945)     --       --       32,956
Lord Abbett Growth and Income Portfolio Class VC          1.52%     245,879     (1,297,196)     --  (27,493)  (1,078,810)
Lord Abbett Growth and Income Portfolio Class VC          1.55%      67,957       (129,999)     --       --      (62,042)
Lord Abbett Growth and Income Portfolio Class VC          1.65%     152,031       (183,763)     --      (59)     (31,791)
Lord Abbett Growth and Income Portfolio Class VC          1.70%         499             (9)     --       --          490
Lord Abbett Growth and Income Portfolio Class VC          1.72%       8,773       (103,533)     --       --      (94,760)
Lord Abbett Growth and Income Portfolio Class VC          1.77%      96,677       (320,738)     --       --     (224,061)
Lord Abbett Growth and Income Portfolio Class VC          1.80%       5,745        (18,231)     --       --      (12,486)
Lord Abbett Growth and Income Portfolio Class VC          1.90%      80,759       (135,637)     --       --      (54,878)
Lord Abbett Growth and Income Portfolio Class VC          1.95%       3,368         (2,421)     --       --          947
Lord Abbett Growth and Income Portfolio Class VC          1.97%         935         (3,462)     --       --       (2,527)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity      Net
                                                         Expense  Accumulation    Units      Units   Units     Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- --------  ----------
Lord Abbett Growth and Income Portfolio Class VC          2.02%       2,726        (7,554)      --        --     (4,828)
Lord Abbett Growth and Income Portfolio Class VC          2.05%          --          (146)      --        --       (146)
Lord Abbett Growth and Income Portfolio Class VC          2.15%         934        (3,617)      --        --     (2,683)
Lord Abbett Growth and Income Portfolio Class VC          2.17%         217        (4,195)      --        --     (3,978)
Lord Abbett Growth and Income Portfolio Class VC          2.30%         568        (3,032)      --        --     (2,464)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.52%      17,510      (150,807)      --    (3,188)  (136,485)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.77%         226        (5,420)      --        --     (5,194)
Lord Abbett Series Fund Bond Debenture                    1.10%      29,205        (2,079)      --        --     27,126
Lord Abbett Series Fund Bond Debenture                    1.35%       8,640            --       --        --      8,640
Lord Abbett Series Fund Bond Debenture                    1.40%       7,331            --       --        --      7,331
Lord Abbett Series Fund Bond Debenture                    1.70%       2,074            --       --        --      2,074
Lord Abbett Series Fund Short Duration                    1.10%      51,011        (8,398)      --        --     42,613
Lord Abbett Series Fund Short Duration                    1.35%       9,683          (260)      --        --      9,423
Lord Abbett Series Fund Short Duration                    1.40%      38,830            --       --        --     38,830
Lord Abbett Series Fund Short Duration                    1.70%         505            --       --        --        505
Morgan Stanley UIF Global Infrastructure                  1.10%      22,248          (111)      --        --     22,137
Morgan Stanley UIF Global Infrastructure                  1.35%      16,110          (266)      --        --     15,844
Morgan Stanley UIF Global Infrastructure                  1.40%       8,966        (2,123)      --        --      6,843
Morgan Stanley UIF Global Infrastructure                  1.70%       1,044        (1,023)      --        --         21
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.10%      37,680          (358)      --        --     37,322
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.35%       9,145           (88)      --        --      9,057
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.40%       7,506        (2,633)      --        --      4,873
Neuberger Berman AMT Absolute Return Multi Mngr
  Portfolio                                               1.70%          87           (65)      --        --         22
PIMCO All Asset Portfolio                                 1.10%       1,558            --       --        --      1,558
PIMCO All Asset Portfolio                                 1.35%          --            --       --        --         --
PIMCO All Asset Portfolio                                 1.40%         519            --       --        --        519
PIMCO Emerging Markets Bond Portfolio                     1.10%         900            --       --        --        900
PIMCO Emerging Markets Bond Portfolio                     1.35%         455           (41)      --        --        414
PIMCO Emerging Markets Bond Portfolio                     1.40%       3,030            --       --        --      3,030
PIMCO Unconstrained Bond Portfolio                        1.10%      16,915        (3,750)      --        --     13,165
PIMCO Unconstrained Bond Portfolio                        1.35%      11,526          (456)      --        --     11,070
PIMCO Unconstrained Bond Portfolio                        1.40%      16,722        (4,230)      --        --     12,492
PIMCO Unconstrained Bond Portfolio                        1.70%         619           (41)      --        --        578
Principal Diversified International Account Class 1       1.40%      20,152       (21,762)      --   (19,252)   (20,862)
Principal Diversified International Account Class 1       1.55%          96          (133)      --        --        (37)
Principal Diversified International Account Class 1       1.80%         579           (64)      --        --        515
Principal Diversified International Account Class 2       1.55%         739        (3,917)      --        --     (3,178)
Principal Diversified International Account Class 2       1.70%         176        (3,381)      --        --     (3,205)
Principal Diversified International Account Class 2       1.95%          --            --       --        --         --
Principal Equity Income Account Class 1                   1.40%      17,510      (143,409)      --   (15,889)  (141,788)
Principal Equity Income Account Class 1                   1.55%       3,849       (20,529)      --        --    (16,680)
Principal Equity Income Account Class 1                   1.80%         410        (8,316)      --        --     (7,906)
Principal Equity Income Account Class 2                   1.52%       5,011       (34,240)      --        --    (29,229)
Principal Equity Income Account Class 2                   1.55%       9,113       (61,893)      --        --    (52,780)
Principal Equity Income Account Class 2                   1.70%         204        (4,988)      --        --     (4,784)
Principal Equity Income Account Class 2                   1.77%         560        (1,638)      --        --     (1,078)
Principal Equity Income Account Class 2                   1.95%         312        (3,456)      --        --     (3,144)
Principal Government & High Quality Bond Class 1          1.40%       8,459       (17,759)   1,172        --     (8,128)
Principal Government & High Quality Bond Class 1          1.55%          --          (684)      --        --       (684)
Principal Government & High Quality Bond Class 1          1.80%          62        (5,488)      --        --     (5,426)
Principal Government & High Quality Bond Class 2          1.55%         284        (7,289)      --        --     (7,005)
Principal Government & High Quality Bond Class 2          1.70%          --          (107)      --        --       (107)
Principal Government & High Quality Bond Class 2          1.95%         551            (4)      --        --        547
Principal Income Account Class 1                          1.40%       2,808       (42,650)      --      (235)   (40,077)
Principal Income Account Class 1                          1.55%       1,109        (9,510)      --        --     (8,401)
Principal Income Account Class 1                          1.80%         401        (5,289)      --        --     (4,888)
Principal Income Account Class 2                          1.55%         416       (33,241)      --   (18,283)   (51,108)
Principal Income Account Class 2                          1.70%         557          (876)      --        --       (319)
Principal Income Account Class 2                          1.95%          --          (230)      --        --       (230)
Principal LargeCap Blend Account II Class 1               1.40%          --            --       --  (137,355)  (137,355)
Principal LargeCap Blend Account II Class 1               1.55%          --            --       --   (24,873)   (24,873)
Principal LargeCap Blend Account II Class 1               1.80%          --            --       --   (19,405)   (19,405)
Principal LargeCap Blend Account II Class 2               1.55%          --            --       --   (54,925)   (54,925)
Principal LargeCap Blend Account II Class 2               1.70%          --            --       --   (10,285)   (10,285)
Principal LargeCap Blend Account II Class 2               1.95%          --            --       --    (1,409)    (1,409)
Principal LargeCap Growth Account Class 1                 1.40%         157        (2,769)      --        --     (2,612)
Principal LargeCap Growth Account Class 1                 1.55%         192        (2,765)      --        --     (2,573)
Principal LargeCap Growth Account Class 1                 1.80%          --       (18,853)      --        --    (18,853)
Principal LargeCap Growth Account Class 2                 1.55%         565          (877)      --        --       (312)
Principal LargeCap Growth Account Class 2                 1.70%          18        (2,446)      --        --     (2,428)
Principal LargeCap Growth Account Class 2                 1.95%          --            (1)      --        --         (1)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Money Market Account Class 1                    1.40%      55,350       (78,538)     --      (143)   (23,331)
Principal Money Market Account Class 1                    1.55%          --        (4,542)     --        --     (4,542)
Principal Money Market Account Class 1                    1.80%          --          (732)     --        --       (732)
Principal Money Market Account Class 2                    1.55%     120,490      (131,595)     --    (7,569)   (18,674)
Principal Money Market Account Class 2                    1.70%       8,575        (9,564)     --        --       (989)
Principal Money Market Account Class 2                    1.95%          --          (142)     --        --       (142)
Principal PVC Capital Appreciation Account Class 1        1.40%      79,080       (46,905)     --   (12,581)    19,594
Principal PVC Capital Appreciation Account Class 1        1.55%      14,600       (18,877)     --        --     (4,277)
Principal PVC Capital Appreciation Account Class 1        1.80%       9,545        (5,841)     --        --      3,704
Principal PVC MidCap Blend Acct Class 1                   1.40%         347        (8,967)    134        --     (8,486)
Principal PVC MidCap Blend Acct Class 1                   1.55%         140          (553)     --        --       (413)
Principal PVC MidCap Blend Acct Class 1                   1.80%           4        (5,638)     --        --     (5,634)
Principal PVC MidCap Blend Acct Class 2                   1.55%       6,467        (3,145)     --        --      3,322
Principal PVC MidCap Blend Acct Class 2                   1.70%          12           (71)     --        --        (59)
Principal PVC MidCap Blend Acct Class 2                   1.95%          --          (389)     --        --       (389)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.55%      28,487       (13,392)     --        --     15,095
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.70%       3,160        (9,186)     --        --     (6,026)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.95%         932            (2)     --        --        930
Principal PVC SmallCap Blend Account Class 1              1.40%      29,794        (1,351)    103        --     28,546
Principal PVC SmallCap Blend Account Class 1              1.55%      11,825          (404)     --        --     11,421
Principal PVC SmallCap Blend Account Class 1              1.80%      24,287           (19)     --        --     24,268
Principal Real Estate Securities Account Class 1          1.40%         692        (5,798)     --        --     (5,106)
Principal Real Estate Securities Account Class 1          1.55%         173          (207)     --        --        (34)
Principal Real Estate Securities Account Class 1          1.80%          --            (1)     --        --         (1)
Principal Real Estate Securities Account Class 2          1.55%          51        (1,593)     --        --     (1,542)
Principal Real Estate Securities Account Class 2          1.70%         123          (201)     --        --        (78)
Principal SAM Balanced Portfolio Class 1                  1.40%       4,463      (210,498)     --    (2,884)  (208,919)
Principal SAM Balanced Portfolio Class 1                  1.52%       4,169        (9,587)     --        --     (5,418)
Principal SAM Balanced Portfolio Class 1                  1.55%       4,251       (53,429)     --        --    (49,178)
Principal SAM Balanced Portfolio Class 1                  1.77%         186       (21,449)     --        --    (21,263)
Principal SAM Balanced Portfolio Class 1                  1.80%         256       (29,647)     --        --    (29,391)
Principal SAM Balanced Portfolio Class 2                  1.52%      80,035      (150,611)     --        --    (70,576)
Principal SAM Balanced Portfolio Class 2                  1.55%      21,343      (138,215)     --    (6,666)  (123,538)
Principal SAM Balanced Portfolio Class 2                  1.70%       3,586       (67,436)     --        --    (63,850)
Principal SAM Balanced Portfolio Class 2                  1.77%         306       (12,363)     --        --    (12,057)
Principal SAM Balanced Portfolio Class 2                  1.95%          --       (14,664)     --        --    (14,664)
Principal SAM Conservative Balanced Portfolio Class 1     1.40%         796       (16,787)     --      (924)   (16,915)
Principal SAM Conservative Balanced Portfolio Class 1     1.55%           3        (3,768)     --        --     (3,765)
Principal SAM Conservative Balanced Portfolio Class 1     1.80%           1        (8,559)     --        --     (8,558)
Principal SAM Conservative Balanced Portfolio Class 2     1.52%          40        (1,297)     --        --     (1,257)
Principal SAM Conservative Balanced Portfolio Class 2     1.55%      43,188       (70,257)     --        --    (27,069)
Principal SAM Conservative Balanced Portfolio Class 2     1.70%          35       (42,315)     --        --    (42,280)
Principal SAM Conservative Balanced Portfolio Class 2     1.77%          --            --      --        --         --
Principal SAM Conservative Balanced Portfolio Class 2     1.95%         462       (13,240)     --        --    (12,778)
Principal SAM Conservative Growth Portfolio Class 1       1.40%       6,229       (93,478)     --    (5,017)   (92,266)
Principal SAM Conservative Growth Portfolio Class 1       1.52%       1,222        (6,313)     --        --     (5,091)
Principal SAM Conservative Growth Portfolio Class 1       1.55%       2,016       (27,358)     --        --    (25,342)
Principal SAM Conservative Growth Portfolio Class 1       1.77%       3,637       (26,958)     --        --    (23,321)
Principal SAM Conservative Growth Portfolio Class 1       1.80%       1,513       (33,219)     --        --    (31,706)
Principal SAM Conservative Growth Portfolio Class 2       1.52%      42,766       (77,718)     --        --    (34,952)
Principal SAM Conservative Growth Portfolio Class 2       1.55%         752       (59,539)     --        --    (58,787)
Principal SAM Conservative Growth Portfolio Class 2       1.70%         227       (35,072)     --        --    (34,845)
Principal SAM Conservative Growth Portfolio Class 2       1.77%       5,514        (3,666)     --        --      1,848
Principal SAM Conservative Growth Portfolio Class 2       1.95%          --       (10,090)     --        --    (10,090)
Principal SAM Flexible Income Portfolio Class 1           1.40%       1,270       (40,757)     --    (4,591)   (44,078)
Principal SAM Flexible Income Portfolio Class 1           1.55%         468        (3,889)     --        --     (3,421)
Principal SAM Flexible Income Portfolio Class 1           1.80%          18        (4,202)     --        --     (4,184)
Principal SAM Flexible Income Portfolio Class 2           1.52%          83        (2,009)     --        --     (1,926)
Principal SAM Flexible Income Portfolio Class 2           1.55%      18,576       (81,475)     --   (13,992)   (76,891)
Principal SAM Flexible Income Portfolio Class 2           1.70%         488        (7,732)     --        --     (7,244)
Principal SAM Flexible Income Portfolio Class 2           1.95%         406        (5,165)     --        --     (4,759)
Principal SAM Strategic Growth Portfolio Class 1          1.40%      53,526       (47,642)     --    (4,011)     1,873
Principal SAM Strategic Growth Portfolio Class 1          1.52%       4,424        (1,409)     --        --      3,015
Principal SAM Strategic Growth Portfolio Class 1          1.55%      17,934       (21,185)     --        --     (3,251)
Principal SAM Strategic Growth Portfolio Class 1          1.77%         132           (85)     --        --         47
Principal SAM Strategic Growth Portfolio Class 1          1.80%          19       (25,040)     --        --    (25,021)
Principal SAM Strategic Growth Portfolio Class 2          1.52%       9,884       (35,496)     --        --    (25,612)
Principal SAM Strategic Growth Portfolio Class 2          1.55%         543       (27,748)     --        --    (27,205)
Principal SAM Strategic Growth Portfolio Class 2          1.70%          28       (22,761)     --        --    (22,733)
Principal SAM Strategic Growth Portfolio Class 2          1.77%       2,356       (19,483)     --        --    (17,127)
Principal SAM Strategic Growth Portfolio Class 2          1.95%      10,399       (21,214)     --        --    (10,815)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Short-Term Income Account Class 1               1.40%         155        (9,579)      --     (458)    (9,882)
Principal Short-Term Income Account Class 1               1.55%          --        (1,069)      --       --     (1,069)
Principal Short-Term Income Account Class 1               1.80%          --        (1,641)      --       --     (1,641)
Principal Short-Term Income Account Class 2               1.55%          --       (13,132)      --       --    (13,132)
Principal Short-Term Income Account Class 2               1.70%         166          (285)      --       --       (119)
Principal Short-Term Income Account Class 2               1.95%          --            (5)      --       --         (5)
PVC SmallCap Blend Account Class 2                        1.55%      27,286        (1,461)      --       --     25,825
PVC SmallCap Blend Account Class 2                        1.70%       9,328          (248)      --       --      9,080
PVC SmallCap Blend Account Class 2                        1.95%       1,757            --       --       --      1,757
Principal SmallCap Value Account I Class 1                1.40%          --            --       --   (9,004)    (9,004)
Principal SmallCap Value Account I Class 1                1.55%          --            --       --   (1,122)    (1,122)
Principal SmallCap Value Account I Class 1                1.80%          --            --       --   (1,794)    (1,794)
Principal SmallCap Value Account I Class 2                1.55%          --            --       --   (4,975)    (4,975)
Principal SmallCap Value Account I Class 2                1.70%          --            --       --   (4,054)    (4,054)
SAST Aggressive Growth Portfolio Class 1                  1.52%      63,030      (167,723)      --  (14,320)  (119,013)
SAST Aggressive Growth Portfolio Class 1                  1.77%         145        (4,475)      --       --     (4,330)
SAST Aggressive Growth Portfolio Class 2                  1.52%      14,794       (15,887)      12       --     (1,081)
SAST Aggressive Growth Portfolio Class 2                  1.72%          16          (242)      --       --       (226)
SAST Aggressive Growth Portfolio Class 2                  1.77%         675        (1,557)      --       --       (882)
SAST Aggressive Growth Portfolio Class 2                  1.97%          --          (259)      --       --       (259)
SAST Aggressive Growth Portfolio Class 3                  1.10%       2,240            --       --       --      2,240
SAST Aggressive Growth Portfolio Class 3                  1.15%      39,790       (11,352)      --       --     28,438
SAST Aggressive Growth Portfolio Class 3                  1.30%     160,212       (76,625)      --       --     83,587
SAST Aggressive Growth Portfolio Class 3                  1.35%         300          (300)      --       --         --
SAST Aggressive Growth Portfolio Class 3                  1.40%      27,924       (11,593)      --       --     16,331
SAST Aggressive Growth Portfolio Class 3                  1.52%      48,743      (131,170)     710       --    (81,717)
SAST Aggressive Growth Portfolio Class 3                  1.55%      17,003       (18,557)      --       --     (1,554)
SAST Aggressive Growth Portfolio Class 3                  1.65%      96,047       (96,517)      --       --       (470)
SAST Aggressive Growth Portfolio Class 3                  1.72%       1,399        (9,046)      --       --     (7,647)
SAST Aggressive Growth Portfolio Class 3                  1.77%       9,873       (19,987)      --       --    (10,114)
SAST Aggressive Growth Portfolio Class 3                  1.80%      30,634        (7,922)      --       --     22,712
SAST Aggressive Growth Portfolio Class 3                  1.90%      23,594       (32,116)      --       --     (8,522)
SAST Aggressive Growth Portfolio Class 3                  1.95%          --            --       --       --         --
SAST Aggressive Growth Portfolio Class 3                  1.97%          21        (1,244)      --       --     (1,223)
SAST Aggressive Growth Portfolio Class 3                  2.02%          37           (66)      --       --        (29)
SAST Aggressive Growth Portfolio Class 3                  2.15%         364          (703)      --       --       (339)
SAST Aggressive Growth Portfolio Class 3                  2.17%          59           (55)      --       --          4
SAST Aggressive Growth Portfolio Class 3                  2.30%          --        (1,430)      --       --     (1,430)
SAST Alliance Growth Portfolio Class 1                    1.52%     108,518      (503,438)      --  (19,046)  (413,966)
SAST Alliance Growth Portfolio Class 1                    1.77%         584        (6,471)      --       --     (5,887)
SAST Alliance Growth Portfolio Class 2                    1.40%         302        (1,239)      --      (20)      (957)
SAST Alliance Growth Portfolio Class 2                    1.52%       5,573       (52,564)      --     (789)   (47,780)
SAST Alliance Growth Portfolio Class 2                    1.55%       1,173        (1,077)      --       --         96
SAST Alliance Growth Portfolio Class 2                    1.70%          --          (211)      --       --       (211)
SAST Alliance Growth Portfolio Class 2                    1.72%       1,078        (1,587)      --       --       (509)
SAST Alliance Growth Portfolio Class 2                    1.77%       1,253        (8,257)      --       --     (7,004)
SAST Alliance Growth Portfolio Class 2                    1.80%          --            (5)      --       --         (5)
SAST Alliance Growth Portfolio Class 2                    1.97%          --          (309)      --       --       (309)
SAST Alliance Growth Portfolio Class 3                    1.10%      15,514          (126)      --       --     15,388
SAST Alliance Growth Portfolio Class 3                    1.15%      74,931       (34,635)   3,153       --     43,449
SAST Alliance Growth Portfolio Class 3                    1.30%     248,706      (120,813)      --       --    127,893
SAST Alliance Growth Portfolio Class 3                    1.35%         266          (266)      --       --         --
SAST Alliance Growth Portfolio Class 3                    1.40%      20,930       (15,283)      --       --      5,647
SAST Alliance Growth Portfolio Class 3                    1.52%      47,832      (258,736)      --     (952)  (211,856)
SAST Alliance Growth Portfolio Class 3                    1.55%     111,585       (18,308)      --       --     93,277
SAST Alliance Growth Portfolio Class 3                    1.65%     105,439       (83,103)      --       --     22,336
SAST Alliance Growth Portfolio Class 3                    1.72%       9,425       (76,124)      --       --    (66,699)
SAST Alliance Growth Portfolio Class 3                    1.77%       7,784       (24,626)      --       --    (16,842)
SAST Alliance Growth Portfolio Class 3                    1.80%          --        (3,535)      --       --     (3,535)
SAST Alliance Growth Portfolio Class 3                    1.90%      79,502       (20,647)      --       --     58,855
SAST Alliance Growth Portfolio Class 3                    1.95%       2,506          (412)      --       --      2,094
SAST Alliance Growth Portfolio Class 3                    1.97%       1,458        (2,600)      --       --     (1,142)
SAST Alliance Growth Portfolio Class 3                    2.02%         111          (535)      --       --       (424)
SAST Alliance Growth Portfolio Class 3                    2.15%      15,307        (6,541)      --       --      8,766
SAST Alliance Growth Portfolio Class 3                    2.17%          --          (175)      --       --       (175)
SAST Alliance Growth Portfolio Class 3                    2.30%          --            --       --       --         --
SAST American Funds Asset Allocation Portfolio Class 3    1.10%      34,759        (8,355)      --       --     26,404
SAST American Funds Asset Allocation Portfolio Class 3    1.15%     498,645      (213,958)   1,472       --    286,159
SAST American Funds Asset Allocation Portfolio Class 3    1.30%     324,291      (238,595)   2,923       --     88,619
SAST American Funds Asset Allocation Portfolio Class 3    1.35%      19,064           (17)      --       --     19,047
SAST American Funds Asset Allocation Portfolio Class 3    1.40%      80,299       (50,146)      --       --     30,153

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST American Funds Asset Allocation Portfolio Class 3    1.52%      215,428      (414,830)     --      --      (199,402)
SAST American Funds Asset Allocation Portfolio Class 3    1.55%      422,853      (252,775)     --      --       170,078
SAST American Funds Asset Allocation Portfolio Class 3    1.65%      831,601      (415,278)     --      --       416,323
SAST American Funds Asset Allocation Portfolio Class 3    1.70%        9,796            --      --      --         9,796
SAST American Funds Asset Allocation Portfolio Class 3    1.72%           39          (927)     --      --          (888)
SAST American Funds Asset Allocation Portfolio Class 3    1.77%      147,785      (241,744)     --      --       (93,959)
SAST American Funds Asset Allocation Portfolio Class 3    1.80%      231,422       (19,283)     --      --       212,139
SAST American Funds Asset Allocation Portfolio Class 3    1.90%    1,220,088      (195,018)     --      --     1,025,070
SAST American Funds Asset Allocation Portfolio Class 3    1.95%           88        (1,445)     --      --        (1,357)
SAST American Funds Asset Allocation Portfolio Class 3    1.97%           --          (160)     --      --          (160)
SAST American Funds Asset Allocation Portfolio Class 3    2.02%        1,322        (7,543)     --      --        (6,221)
SAST American Funds Asset Allocation Portfolio Class 3    2.15%        2,325        (4,645)     --      --        (2,320)
SAST American Funds Asset Allocation Portfolio Class 3    2.17%            8           (31)     --      --           (23)
SAST American Funds Asset Allocation Portfolio Class 3    2.30%       11,307          (129)     --      --        11,178
SAST American Funds Global Growth Portfolio Class 3       1.10%      101,003        (7,196)     --      --        93,807
SAST American Funds Global Growth Portfolio Class 3       1.15%      249,542      (213,605)  5,498      --        41,435
SAST American Funds Global Growth Portfolio Class 3       1.30%      456,136      (884,283)     --      --      (428,147)
SAST American Funds Global Growth Portfolio Class 3       1.35%       11,923           (71)     --      --        11,852
SAST American Funds Global Growth Portfolio Class 3       1.40%       92,954       (89,745)     --      --         3,209
SAST American Funds Global Growth Portfolio Class 3       1.52%      283,975    (1,810,554)     --    (110)   (1,526,689)
SAST American Funds Global Growth Portfolio Class 3       1.55%      245,688      (448,711)     --      --      (203,023)
SAST American Funds Global Growth Portfolio Class 3       1.65%      325,511      (612,963)     --     (29)     (287,481)
SAST American Funds Global Growth Portfolio Class 3       1.70%        4,899           (15)     --      --         4,884
SAST American Funds Global Growth Portfolio Class 3       1.72%          217        (5,636)     --      --        (5,419)
SAST American Funds Global Growth Portfolio Class 3       1.77%       98,131      (810,288)     --      --      (712,157)
SAST American Funds Global Growth Portfolio Class 3       1.80%       13,915       (55,699)     --      --       (41,784)
SAST American Funds Global Growth Portfolio Class 3       1.90%      136,783      (368,430)     --      --      (231,647)
SAST American Funds Global Growth Portfolio Class 3       1.95%          624       (15,219)     --      --       (14,595)
SAST American Funds Global Growth Portfolio Class 3       1.97%           --           (45)     --      --           (45)
SAST American Funds Global Growth Portfolio Class 3       2.02%          924       (11,320)     --      --       (10,396)
SAST American Funds Global Growth Portfolio Class 3       2.05%           --        (3,241)     --      --        (3,241)
SAST American Funds Global Growth Portfolio Class 3       2.15%       10,218       (21,488)     --      --       (11,270)
SAST American Funds Global Growth Portfolio Class 3       2.17%          402       (25,868)     --      --       (25,466)
SAST American Funds Global Growth Portfolio Class 3       2.30%        1,546       (16,465)     --      --       (14,919)
SAST American Funds Growth Portfolio Class 3              1.10%      123,149        (8,172)     --      --       114,977
SAST American Funds Growth Portfolio Class 3              1.15%      342,594      (206,195)  5,547      --       141,946
SAST American Funds Growth Portfolio Class 3              1.30%      409,121      (507,136)     --      --       (98,015)
SAST American Funds Growth Portfolio Class 3              1.35%       14,209          (117)     --      --        14,092
SAST American Funds Growth Portfolio Class 3              1.40%      335,860       (43,661)     --      --       292,199
SAST American Funds Growth Portfolio Class 3              1.52%      247,376    (1,444,917)     --     (40)   (1,197,581)
SAST American Funds Growth Portfolio Class 3              1.55%      217,877      (232,682)     --      --       (14,805)
SAST American Funds Growth Portfolio Class 3              1.65%      481,479      (382,393)     --     (10)       99,076
SAST American Funds Growth Portfolio Class 3              1.70%        2,652           (14)     --      --         2,638
SAST American Funds Growth Portfolio Class 3              1.72%          819       (11,121)     --      --       (10,302)
SAST American Funds Growth Portfolio Class 3              1.77%       73,403      (574,236)     --      --      (500,833)
SAST American Funds Growth Portfolio Class 3              1.80%       27,462       (66,931)     --      --       (39,469)
SAST American Funds Growth Portfolio Class 3              1.90%      501,776      (271,516)     --      --       230,260
SAST American Funds Growth Portfolio Class 3              1.95%          272       (14,485)     --      --       (14,213)
SAST American Funds Growth Portfolio Class 3              2.02%        1,099       (32,498)     --      --       (31,399)
SAST American Funds Growth Portfolio Class 3              2.05%           --          (962)     --      --          (962)
SAST American Funds Growth Portfolio Class 3              2.15%        6,768       (14,394)     --      --        (7,626)
SAST American Funds Growth Portfolio Class 3              2.17%           72       (20,023)     --      --       (19,951)
SAST American Funds Growth Portfolio Class 3              2.30%          252       (28,131)     --      --       (27,879)
SAST American Funds Growth-Income Portfolio Class 3       1.10%       73,855        (8,732)     --      --        65,123
SAST American Funds Growth-Income Portfolio Class 3       1.15%      386,326      (216,999)  4,084      --       173,411
SAST American Funds Growth-Income Portfolio Class 3       1.30%      455,453      (329,824)     --      --       125,629
SAST American Funds Growth-Income Portfolio Class 3       1.35%        8,380           (16)     --      --         8,364
SAST American Funds Growth-Income Portfolio Class 3       1.40%       91,062       (69,484)     --      --        21,578
SAST American Funds Growth-Income Portfolio Class 3       1.52%      269,301    (1,237,346)     --     (14)     (968,059)
SAST American Funds Growth-Income Portfolio Class 3       1.55%      193,778      (200,955)     --      --        (7,177)
SAST American Funds Growth-Income Portfolio Class 3       1.65%      264,696      (222,996)     --     (23)       41,677
SAST American Funds Growth-Income Portfolio Class 3       1.70%        2,244           (19)     --      --         2,225
SAST American Funds Growth-Income Portfolio Class 3       1.72%          305        (7,321)     --      --        (7,016)
SAST American Funds Growth-Income Portfolio Class 3       1.77%       66,159      (381,216)     --      --      (315,057)
SAST American Funds Growth-Income Portfolio Class 3       1.80%       12,579       (12,469)     --      --           110
SAST American Funds Growth-Income Portfolio Class 3       1.90%       99,536      (126,695)     --      --       (27,159)
SAST American Funds Growth-Income Portfolio Class 3       1.95%        1,187       (12,867)     --      --       (11,680)
SAST American Funds Growth-Income Portfolio Class 3       2.02%        2,819       (22,272)     --      --       (19,453)
SAST American Funds Growth-Income Portfolio Class 3       2.05%           --          (884)     --      --          (884)
SAST American Funds Growth-Income Portfolio Class 3       2.15%        1,004        (4,092)     --      --        (3,088)
SAST American Funds Growth-Income Portfolio Class 3       2.17%          136       (17,519)     --      --       (17,383)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST American Funds Growth-Income Portfolio Class 3       2.30%          76        (7,148)      --       --     (7,072)
SAST Balanced Portfolio Class 1                           1.52%     129,027      (264,490)      --  (11,647)  (147,110)
SAST Balanced Portfolio Class 1                           1.77%       8,147       (13,402)      --       --     (5,255)
SAST Balanced Portfolio Class 2                           1.52%       9,787       (50,334)      25   (3,532)   (44,054)
SAST Balanced Portfolio Class 2                           1.72%         465        (4,496)      --       --     (4,031)
SAST Balanced Portfolio Class 2                           1.77%         610        (4,459)      --       --     (3,849)
SAST Balanced Portfolio Class 2                           1.97%          --          (141)      --       --       (141)
SAST Balanced Portfolio Class 3                           1.10%       6,110          (253)      --       --      5,857
SAST Balanced Portfolio Class 3                           1.15%     213,647      (156,549)   2,832       --     59,930
SAST Balanced Portfolio Class 3                           1.30%     231,431      (289,324)      --       --    (57,893)
SAST Balanced Portfolio Class 3                           1.35%      10,379           (19)      --       --     10,360
SAST Balanced Portfolio Class 3                           1.40%      63,369       (21,394)      --       --     41,975
SAST Balanced Portfolio Class 3                           1.52%     254,866      (348,751)      --       --    (93,885)
SAST Balanced Portfolio Class 3                           1.55%     128,080      (180,077)      --       --    (51,997)
SAST Balanced Portfolio Class 3                           1.65%     147,524      (126,192)      --       --     21,332
SAST Balanced Portfolio Class 3                           1.70%         506           (24)      --       --        482
SAST Balanced Portfolio Class 3                           1.72%      37,908       (32,399)      --       --      5,509
SAST Balanced Portfolio Class 3                           1.77%      48,629       (32,084)      --       --     16,545
SAST Balanced Portfolio Class 3                           1.80%      18,692       (38,195)      --       --    (19,503)
SAST Balanced Portfolio Class 3                           1.90%      62,788       (22,519)      --       --     40,269
SAST Balanced Portfolio Class 3                           1.95%         953        (3,764)      --       --     (2,811)
SAST Balanced Portfolio Class 3                           1.97%          11        (7,018)      --       --     (7,007)
SAST Balanced Portfolio Class 3                           2.02%         216          (867)      --       --       (651)
SAST Balanced Portfolio Class 3                           2.15%      22,979       (26,829)      --       --     (3,850)
SAST Balanced Portfolio Class 3                           2.30%      10,802          (357)      --       --     10,445
SAST Blue Chip Growth Portfolio Class 1                   1.52%     114,695      (167,237)      --  (10,204)   (62,746)
SAST Blue Chip Growth Portfolio Class 1                   1.77%         148       (11,647)      --       --    (11,499)
SAST Blue Chip Growth Portfolio Class 2                   1.52%      15,681       (34,154)      --       --    (18,473)
SAST Blue Chip Growth Portfolio Class 2                   1.72%       8,947          (903)      --       --      8,044
SAST Blue Chip Growth Portfolio Class 2                   1.77%         230        (2,797)      --       --     (2,567)
SAST Blue Chip Growth Portfolio Class 2                   1.97%          --          (523)      --       --       (523)
SAST Blue Chip Growth Portfolio Class 3                   1.10%      27,258          (888)      --       --     26,370
SAST Blue Chip Growth Portfolio Class 3                   1.15%      82,579       (36,278)      --     (294)    46,007
SAST Blue Chip Growth Portfolio Class 3                   1.30%     226,906      (161,111)      --       --     65,795
SAST Blue Chip Growth Portfolio Class 3                   1.35%       4,039           (42)      --       --      3,997
SAST Blue Chip Growth Portfolio Class 3                   1.40%      58,025       (15,361)      --       --     42,664
SAST Blue Chip Growth Portfolio Class 3                   1.52%     411,795      (703,410)      --      (23)  (291,638)
SAST Blue Chip Growth Portfolio Class 3                   1.55%     120,781       (92,816)      --       --     27,965
SAST Blue Chip Growth Portfolio Class 3                   1.65%     177,059       (94,136)      --      (10)    82,913
SAST Blue Chip Growth Portfolio Class 3                   1.70%       2,628           (15)      --       --      2,613
SAST Blue Chip Growth Portfolio Class 3                   1.72%      33,990       (28,806)      --       --      5,184
SAST Blue Chip Growth Portfolio Class 3                   1.77%      61,819      (225,351)      --       --   (163,532)
SAST Blue Chip Growth Portfolio Class 3                   1.80%      18,161       (53,156)      --       --    (34,995)
SAST Blue Chip Growth Portfolio Class 3                   1.90%      85,613       (70,472)      --       --     15,141
SAST Blue Chip Growth Portfolio Class 3                   1.95%       9,339        (2,681)      --       --      6,658
SAST Blue Chip Growth Portfolio Class 3                   1.97%         255        (2,526)      --       --     (2,271)
SAST Blue Chip Growth Portfolio Class 3                   2.02%       1,973        (5,975)      --       --     (4,002)
SAST Blue Chip Growth Portfolio Class 3                   2.05%          --           (83)      --       --        (83)
SAST Blue Chip Growth Portfolio Class 3                   2.15%       9,342        (7,552)      --       --      1,790
SAST Blue Chip Growth Portfolio Class 3                   2.17%          93        (6,889)      --       --     (6,796)
SAST Blue Chip Growth Portfolio Class 3                   2.30%         409        (3,304)      --       --     (2,895)
SAST Capital Growth Portfolio Class 1                     1.52%      40,001       (78,145)      --   (6,051)   (44,195)
SAST Capital Growth Portfolio Class 1                     1.77%         194        (1,529)      --       --     (1,335)
SAST Capital Growth Portfolio Class 2                     1.52%       2,913       (11,321)      --       --     (8,408)
SAST Capital Growth Portfolio Class 2                     1.72%           3        (6,324)      --       --     (6,321)
SAST Capital Growth Portfolio Class 2                     1.77%         208          (693)      --       --       (485)
SAST Capital Growth Portfolio Class 2                     1.97%          --          (142)      --       --       (142)
SAST Capital Growth Portfolio Class 3                     1.10%      16,095          (902)      --       --     15,193
SAST Capital Growth Portfolio Class 3                     1.15%      21,496       (17,210)   1,905       --      6,191
SAST Capital Growth Portfolio Class 3                     1.30%      53,235        (6,972)      --       --     46,263
SAST Capital Growth Portfolio Class 3                     1.35%       3,790          (105)      --       --      3,685
SAST Capital Growth Portfolio Class 3                     1.40%      13,818        (5,585)      --       --      8,233
SAST Capital Growth Portfolio Class 3                     1.52%      68,897      (444,281)      --      (86)  (375,470)
SAST Capital Growth Portfolio Class 3                     1.55%      37,573        (7,991)      --       --     29,582
SAST Capital Growth Portfolio Class 3                     1.65%      18,973       (17,078)      --      (29)     1,866
SAST Capital Growth Portfolio Class 3                     1.70%       3,887           (22)      --       --      3,865
SAST Capital Growth Portfolio Class 3                     1.72%      16,814       (63,482)      --       --    (46,668)
SAST Capital Growth Portfolio Class 3                     1.77%      36,937      (145,418)      --       --   (108,481)
SAST Capital Growth Portfolio Class 3                     1.80%       1,162       (42,304)      --       --    (41,142)
SAST Capital Growth Portfolio Class 3                     1.90%      23,508       (28,096)      --       --     (4,588)
SAST Capital Growth Portfolio Class 3                     1.95%         168          (552)      --       --       (384)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Capital Growth Portfolio Class 3                     1.97%           890         (469)     --       --          421
SAST Capital Growth Portfolio Class 3                     2.02%           440       (5,291)     --       --       (4,851)
SAST Capital Growth Portfolio Class 3                     2.15%         6,506       (6,608)     --       --         (102)
SAST Capital Growth Portfolio Class 3                     2.17%            --           --      --       --           --
SAST Cash Management Portfolio Class 1                    1.52%     2,076,489   (2,522,461)     --   (5,430)    (451,402)
SAST Cash Management Portfolio Class 1                    1.77%        98,185     (149,158)     --       --      (50,973)
SAST Cash Management Portfolio Class 2                    1.52%       195,854     (285,098)     --   (6,238)     (95,482)
SAST Cash Management Portfolio Class 2                    1.72%         6,587         (120)     --       --        6,467
SAST Cash Management Portfolio Class 2                    1.77%        56,460      (61,659)     --       --       (5,199)
SAST Cash Management Portfolio Class 2                    1.97%             2       (1,250)     --       --       (1,248)
SAST Cash Management Portfolio Class 3                    1.10%       110,351      (10,414)     --       --       99,937
SAST Cash Management Portfolio Class 3                    1.15%     2,014,327   (1,539,913)     --   (2,459)     471,955
SAST Cash Management Portfolio Class 3                    1.30%    11,869,561  (10,650,890)     --       --    1,218,671
SAST Cash Management Portfolio Class 3                    1.35%        32,592       (2,790)     --       --       29,802
SAST Cash Management Portfolio Class 3                    1.40%       101,611      (85,056)     --       --       16,555
SAST Cash Management Portfolio Class 3                    1.52%     4,594,551   (4,555,403) 35,293       --       74,441
SAST Cash Management Portfolio Class 3                    1.55%     2,064,942   (2,015,349)     --       --       49,593
SAST Cash Management Portfolio Class 3                    1.65%     6,243,640   (5,796,036)     --       --      447,604
SAST Cash Management Portfolio Class 3                    1.72%       806,694     (704,131)     --       --      102,563
SAST Cash Management Portfolio Class 3                    1.77%       726,125     (654,890)     --       --       71,235
SAST Cash Management Portfolio Class 3                    1.80%       165,624     (110,729)     --       --       54,895
SAST Cash Management Portfolio Class 3                    1.90%     2,042,161   (1,912,145)     --       --      130,016
SAST Cash Management Portfolio Class 3                    1.95%       140,263     (129,332)     --       --       10,931
SAST Cash Management Portfolio Class 3                    1.97%        51,601      (48,359)     --       --        3,242
SAST Cash Management Portfolio Class 3                    2.02%         8,302       (8,808)     --       --         (506)
SAST Cash Management Portfolio Class 3                    2.15%       127,181     (135,183)     --       --       (8,002)
SAST Cash Management Portfolio Class 3                    2.17%       117,176         (280)     --       --      116,896
SAST Cash Management Portfolio Class 3                    2.30%           707       (2,623)     --       --       (1,916)
SAST Corporate Bond Portfolio Class 1                     1.52%       112,054     (383,163)     --  (27,947)    (299,056)
SAST Corporate Bond Portfolio Class 1                     1.77%         2,425      (11,140)     --       --       (8,715)
SAST Corporate Bond Portfolio Class 2                     1.52%        30,885      (75,563)     --  (31,360)     (76,038)
SAST Corporate Bond Portfolio Class 2                     1.72%           993       (6,478)     --       --       (5,485)
SAST Corporate Bond Portfolio Class 2                     1.77%         1,690      (20,509)     --       --      (18,819)
SAST Corporate Bond Portfolio Class 2                     1.97%            83         (575)     --       --         (492)
SAST Corporate Bond Portfolio Class 3                     1.10%        94,478       (9,400)     --       --       85,078
SAST Corporate Bond Portfolio Class 3                     1.15%       353,736     (245,628)  3,822       --      111,930
SAST Corporate Bond Portfolio Class 3                     1.30%     1,571,612   (1,066,022)     --       --      505,590
SAST Corporate Bond Portfolio Class 3                     1.35%        34,325         (380)     --       --       33,945
SAST Corporate Bond Portfolio Class 3                     1.40%       140,675      (63,866)     --       --       76,809
SAST Corporate Bond Portfolio Class 3                     1.52%       550,686   (1,748,688)     --   (1,520)  (1,199,522)
SAST Corporate Bond Portfolio Class 3                     1.55%       417,300     (392,228)     --       --       25,072
SAST Corporate Bond Portfolio Class 3                     1.65%       838,196     (758,806)     --      (93)      79,297
SAST Corporate Bond Portfolio Class 3                     1.70%        10,454         (910)     --       --        9,544
SAST Corporate Bond Portfolio Class 3                     1.72%        52,836     (290,792)     --       --     (237,956)
SAST Corporate Bond Portfolio Class 3                     1.77%       175,205     (481,350)     --       --     (306,145)
SAST Corporate Bond Portfolio Class 3                     1.80%        34,707      (48,504)     --       --      (13,797)
SAST Corporate Bond Portfolio Class 3                     1.90%       423,702     (431,102)     --       --       (7,400)
SAST Corporate Bond Portfolio Class 3                     1.95%         2,021       (6,087)     --       --       (4,066)
SAST Corporate Bond Portfolio Class 3                     1.97%         4,155      (16,959)     --       --      (12,804)
SAST Corporate Bond Portfolio Class 3                     2.02%         6,666      (20,915)     --       --      (14,249)
SAST Corporate Bond Portfolio Class 3                     2.05%            --         (204)     --       --         (204)
SAST Corporate Bond Portfolio Class 3                     2.15%         9,936      (41,041)     --       --      (31,105)
SAST Corporate Bond Portfolio Class 3                     2.17%           600       (5,888)     --       --       (5,288)
SAST Corporate Bond Portfolio Class 3                     2.30%         1,131      (12,256)     --       --      (11,125)
SA Legg Mason BW Large Cap Value Class 1                  1.52%        61,018     (981,238)     --  (46,148)    (966,368)
SA Legg Mason BW Large Cap Value Class 1                  1.77%           411      (34,779)     --       --      (34,368)
SA Legg Mason BW Large Cap Value Class 2                  1.40%           245       (4,887)     --       --       (4,642)
SA Legg Mason BW Large Cap Value Class 2                  1.52%         7,254     (138,712)     50   (4,369)    (135,777)
SA Legg Mason BW Large Cap Value Class 2                  1.55%           120       (1,036)     --       --         (916)
SA Legg Mason BW Large Cap Value Class 2                  1.72%           878       (4,633)     --       --       (3,755)
SA Legg Mason BW Large Cap Value Class 2                  1.77%         2,080      (19,407)     --       --      (17,327)
SA Legg Mason BW Large Cap Value Class 2                  1.80%            --          (11)     --       --          (11)
SA Legg Mason BW Large Cap Value Class 2                  1.97%            74       (1,016)     --       --         (942)
SA Legg Mason BW Large Cap Value Class 3                  1.10%        40,709       (1,313)     --       --       39,396
SA Legg Mason BW Large Cap Value Class 3                  1.15%       175,540     (145,590)  2,082       --       32,032
SA Legg Mason BW Large Cap Value Class 3                  1.30%       269,690     (497,447)     --      (15)    (227,772)
SA Legg Mason BW Large Cap Value Class 3                  1.35%         6,014          (74)     --       --        5,940
SA Legg Mason BW Large Cap Value Class 3                  1.40%        84,090      (54,274)     --       --       29,816
SA Legg Mason BW Large Cap Value Class 3                  1.52%       102,773     (857,318)  1,177   (1,270)    (754,638)
SA Legg Mason BW Large Cap Value Class 3                  1.55%       181,778     (231,228)     --       --      (49,450)
SA Legg Mason BW Large Cap Value Class 3                  1.65%       141,567     (318,699)     --      (22)    (177,154)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SA Legg Mason BW Large Cap Value Class 3                  1.70%         5,310          (29)     --       --        5,281
SA Legg Mason BW Large Cap Value Class 3                  1.72%        15,950     (192,747)     --       --     (176,797)
SA Legg Mason BW Large Cap Value Class 3                  1.77%        25,710     (160,557)     --       --     (134,847)
SA Legg Mason BW Large Cap Value Class 3                  1.80%        43,291      (36,656)     --       --        6,635
SA Legg Mason BW Large Cap Value Class 3                  1.90%        89,244     (174,466)     --       --      (85,222)
SA Legg Mason BW Large Cap Value Class 3                  1.95%           619      (12,307)     --       --      (11,688)
SA Legg Mason BW Large Cap Value Class 3                  1.97%         1,480      (10,826)     --       --       (9,346)
SA Legg Mason BW Large Cap Value Class 3                  2.02%           525       (4,509)     --       --       (3,984)
SA Legg Mason BW Large Cap Value Class 3                  2.05%            --       (4,202)     --       --       (4,202)
SA Legg Mason BW Large Cap Value Class 3                  2.15%           316       (6,212)     --       --       (5,896)
SA Legg Mason BW Large Cap Value Class 3                  2.17%            66       (2,518)     --       --       (2,452)
SA Legg Mason BW Large Cap Value Class 3                  2.30%           244       (6,466)     --       --       (6,222)
SAST Dogs of Wall Street Portfolio Class 1                1.52%        44,168     (141,326)     --  (11,764)    (108,922)
SAST Dogs of Wall Street Portfolio Class 1                1.77%         1,653       (5,406)     --       --       (3,753)
SAST Dogs of Wall Street Portfolio Class 2                1.52%         7,549      (36,206)     --   (2,599)     (31,256)
SAST Dogs of Wall Street Portfolio Class 2                1.72%           123         (187)     --       --          (64)
SAST Dogs of Wall Street Portfolio Class 2                1.77%           396      (12,811)     --       --      (12,415)
SAST Dogs of Wall Street Portfolio Class 2                1.97%           105         (120)     --       --          (15)
SAST Dogs of Wall Street Portfolio Class 3                1.10%        42,820       (2,691)     --       --       40,129
SAST Dogs of Wall Street Portfolio Class 3                1.15%        59,470      (41,617)     70       --       17,923
SAST Dogs of Wall Street Portfolio Class 3                1.30%       231,799     (360,726)     --       --     (128,927)
SAST Dogs of Wall Street Portfolio Class 3                1.35%        17,776         (725)     --       --       17,051
SAST Dogs of Wall Street Portfolio Class 3                1.40%        67,627      (11,454)     --       --       56,173
SAST Dogs of Wall Street Portfolio Class 3                1.52%       131,436     (346,116)     --       --     (214,680)
SAST Dogs of Wall Street Portfolio Class 3                1.55%        98,049      (72,727)     --       --       25,322
SAST Dogs of Wall Street Portfolio Class 3                1.65%       211,917     (126,843)     --       --       85,074
SAST Dogs of Wall Street Portfolio Class 3                1.70%         5,401         (900)     --       --        4,501
SAST Dogs of Wall Street Portfolio Class 3                1.72%         9,859      (36,976)     --       --      (27,117)
SAST Dogs of Wall Street Portfolio Class 3                1.77%        36,627      (75,259)     --       --      (38,632)
SAST Dogs of Wall Street Portfolio Class 3                1.80%        41,043      (19,298)     --       --       21,745
SAST Dogs of Wall Street Portfolio Class 3                1.90%        48,973      (48,769)     --       --          204
SAST Dogs of Wall Street Portfolio Class 3                1.95%         4,881       (2,730)     --       --        2,151
SAST Dogs of Wall Street Portfolio Class 3                1.97%             1       (1,203)     --       --       (1,202)
SAST Dogs of Wall Street Portfolio Class 3                2.02%           166       (2,193)     --       --       (2,027)
SAST Dogs of Wall Street Portfolio Class 3                2.15%           232       (1,441)     --       --       (1,209)
SAST Dogs of Wall Street Portfolio Class 3                2.17%            22          (78)     --       --          (56)
SAST Dogs of Wall Street Portfolio Class 3                2.30%            68           (4)     --       --           64
SAST Dynamic Allocation Portfolio Class 3                 1.10%       111,824         (533)     --       --      111,291
SAST Dynamic Allocation Portfolio Class 3                 1.15%    20,407,660   (3,425,693)     --     (403)  16,981,564
SAST Dynamic Allocation Portfolio Class 3                 1.30%    90,349,610  (19,354,704)  2,085       --   70,996,991
SAST Dynamic Allocation Portfolio Class 3                 1.35%            --           --      --       --           --
SAST Dynamic Allocation Portfolio Class 3                 1.40%     2,437,524     (653,684)     --       --    1,783,840
SAST Dynamic Allocation Portfolio Class 3                 1.52%       678,500   (1,073,765)     --       --     (395,265)
SAST Dynamic Allocation Portfolio Class 3                 1.55%    22,874,438   (5,772,219)     --       --   17,102,219
SAST Dynamic Allocation Portfolio Class 3                 1.65%    34,911,758  (11,891,795)     --       --   23,019,963
SAST Dynamic Allocation Portfolio Class 3                 1.70%           513           (3)     --       --          510
SAST Dynamic Allocation Portfolio Class 3                 1.72%         4,056      (29,967)     --       --      (25,911)
SAST Dynamic Allocation Portfolio Class 3                 1.77%       387,142     (290,839)     --       --       96,303
SAST Dynamic Allocation Portfolio Class 3                 1.80%     2,049,237     (632,644)     --       --    1,416,593
SAST Dynamic Allocation Portfolio Class 3                 1.90%     7,349,501   (4,802,420)     --     (448)   2,546,633
SAST Dynamic Allocation Portfolio Class 3                 1.95%           192       (1,343)     --       --       (1,151)
SAST Dynamic Allocation Portfolio Class 3                 2.02%           529       (8,903)     --       --       (8,374)
SAST Dynamic Allocation Portfolio Class 3                 2.15%       157,022     (428,518)     --       --     (271,496)
SAST Dynamic Allocation Portfolio Class 3                 2.30%            --           --      --       --           --
SAST Emerging Markets Portfolio Class 1                   1.52%        92,012     (259,234)     --   (3,911)    (171,133)
SAST Emerging Markets Portfolio Class 1                   1.77%         1,991         (793)     --       --        1,198
SAST Emerging Markets Portfolio Class 2                   1.52%        16,142      (44,488)     --     (541)     (28,887)
SAST Emerging Markets Portfolio Class 2                   1.72%           168         (328)     --       --         (160)
SAST Emerging Markets Portfolio Class 2                   1.77%         4,008       (7,021)     --       --       (3,013)
SAST Emerging Markets Portfolio Class 2                   1.97%           554         (351)     --       --          203
SAST Emerging Markets Portfolio Class 3                   1.10%        48,719         (716)     --       --       48,003
SAST Emerging Markets Portfolio Class 3                   1.15%       166,977      (58,458)  2,280       --      110,799
SAST Emerging Markets Portfolio Class 3                   1.30%       385,063     (172,300)     --       --      212,763
SAST Emerging Markets Portfolio Class 3                   1.35%         3,586          (23)     --       --        3,563
SAST Emerging Markets Portfolio Class 3                   1.40%       104,764      (32,633)     --       --       72,131
SAST Emerging Markets Portfolio Class 3                   1.52%       415,867     (649,852)     --      (52)    (234,037)
SAST Emerging Markets Portfolio Class 3                   1.55%       154,821      (85,917)     --       --       68,904
SAST Emerging Markets Portfolio Class 3                   1.65%       248,330     (174,060)     --      (17)      74,253
SAST Emerging Markets Portfolio Class 3                   1.70%         2,661           (9)     --       --        2,652
SAST Emerging Markets Portfolio Class 3                   1.72%        42,890     (101,575)     --     (986)     (59,671)
SAST Emerging Markets Portfolio Class 3                   1.77%       151,148     (181,508)     --       --      (30,360)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Emerging Markets Portfolio Class 3                   1.80%      39,066        (28,548)     --       --       10,518
SAST Emerging Markets Portfolio Class 3                   1.90%     141,424        (82,329)     --       --       59,095
SAST Emerging Markets Portfolio Class 3                   1.95%       9,159         (7,249)     --       --        1,910
SAST Emerging Markets Portfolio Class 3                   1.97%       1,931         (5,814)     --       --       (3,883)
SAST Emerging Markets Portfolio Class 3                   2.02%       4,285         (7,210)     --       --       (2,925)
SAST Emerging Markets Portfolio Class 3                   2.05%          --           (124)     --       --         (124)
SAST Emerging Markets Portfolio Class 3                   2.15%      22,927         (3,167)     --       --       19,760
SAST Emerging Markets Portfolio Class 3                   2.17%         705        (12,123)     --       --      (11,418)
SAST Emerging Markets Portfolio Class 3                   2.30%       1,164         (4,133)     --       --       (2,969)
SAST Equity Opportunities Portfolio Class 1               1.52%      28,851       (146,522)     --   (8,143)    (125,814)
SAST Equity Opportunities Portfolio Class 1               1.77%         344         (6,694)     --       --       (6,350)
SAST Equity Opportunities Portfolio Class 2               1.52%       2,590        (15,916)     --   (1,175)     (14,501)
SAST Equity Opportunities Portfolio Class 2               1.72%          14           (655)     --       --         (641)
SAST Equity Opportunities Portfolio Class 2               1.77%         114         (7,693)     --       --       (7,579)
SAST Equity Opportunities Portfolio Class 2               1.97%          14           (210)     --       --         (196)
SAST Equity Opportunities Portfolio Class 3               1.10%      23,943         (1,329)     --       --       22,614
SAST Equity Opportunities Portfolio Class 3               1.15%      27,358        (14,440)     --     (313)      12,605
SAST Equity Opportunities Portfolio Class 3               1.30%     121,023       (127,322)     --       --       (6,299)
SAST Equity Opportunities Portfolio Class 3               1.35%       3,975            (94)     --       --        3,881
SAST Equity Opportunities Portfolio Class 3               1.40%      27,946         (8,381)     --       --       19,565
SAST Equity Opportunities Portfolio Class 3               1.52%      44,598       (162,880)     --     (591)    (118,873)
SAST Equity Opportunities Portfolio Class 3               1.55%      49,366        (20,787)     --       --       28,579
SAST Equity Opportunities Portfolio Class 3               1.65%      55,533        (42,382)     --       --       13,151
SAST Equity Opportunities Portfolio Class 3               1.70%       5,066            (21)     --       --        5,045
SAST Equity Opportunities Portfolio Class 3               1.72%       5,364        (24,352)     --       --      (18,988)
SAST Equity Opportunities Portfolio Class 3               1.77%      21,060        (28,603)     --       --       (7,543)
SAST Equity Opportunities Portfolio Class 3               1.80%       8,144         (5,534)     --       --        2,610
SAST Equity Opportunities Portfolio Class 3               1.90%      44,492        (27,961)     --       --       16,531
SAST Equity Opportunities Portfolio Class 3               1.95%          56         (2,543)     --       --       (2,487)
SAST Equity Opportunities Portfolio Class 3               1.97%          97         (5,192)     --       --       (5,095)
SAST Equity Opportunities Portfolio Class 3               2.02%         143           (437)     --       --         (294)
SAST Equity Opportunities Portfolio Class 3               2.15%       6,268         (6,305)     --       --          (37)
SAST Equity Opportunities Portfolio Class 3               2.17%          --             --      --       --           --
SAST Equity Opportunities Portfolio Class 3               2.30%          17            (51)     --       --          (34)
SAST Foreign Value Portfolio Class 2                      1.52%      29,590       (167,539)     --   (6,296)    (144,245)
SAST Foreign Value Portfolio Class 2                      1.72%         515         (1,123)     --       --         (608)
SAST Foreign Value Portfolio Class 2                      1.77%       4,298        (17,536)     --       --      (13,238)
SAST Foreign Value Portfolio Class 2                      1.97%       1,194           (428)     --       --          766
SAST Foreign Value Portfolio Class 3                      1.10%      22,720           (696)     --       --       22,024
SAST Foreign Value Portfolio Class 3                      1.15%     269,770       (210,397)  1,167       --       60,540
SAST Foreign Value Portfolio Class 3                      1.30%     960,519       (947,322)  2,878       --       16,075
SAST Foreign Value Portfolio Class 3                      1.35%       4,597            (39)     --       --        4,558
SAST Foreign Value Portfolio Class 3                      1.40%     163,861        (68,302)     --       --       95,559
SAST Foreign Value Portfolio Class 3                      1.52%     708,114     (1,776,799)     --   (2,357)  (1,071,042)
SAST Foreign Value Portfolio Class 3                      1.55%     405,917       (500,311)     --       --      (94,394)
SAST Foreign Value Portfolio Class 3                      1.65%     552,988       (704,640)     --      (37)    (151,689)
SAST Foreign Value Portfolio Class 3                      1.70%       5,293            (25)     --       --        5,268
SAST Foreign Value Portfolio Class 3                      1.72%      46,307       (182,252)     --       --     (135,945)
SAST Foreign Value Portfolio Class 3                      1.77%     207,331       (516,275)     --       --     (308,944)
SAST Foreign Value Portfolio Class 3                      1.80%      67,947        (73,772)     --       --       (5,825)
SAST Foreign Value Portfolio Class 3                      1.90%     268,591       (381,088)     --       --     (112,497)
SAST Foreign Value Portfolio Class 3                      1.95%       8,521        (12,347)     --       --       (3,826)
SAST Foreign Value Portfolio Class 3                      1.97%       2,277         (8,656)     --       --       (6,379)
SAST Foreign Value Portfolio Class 3                      2.02%       3,499         (7,283)     --       --       (3,784)
SAST Foreign Value Portfolio Class 3                      2.05%          --         (2,360)     --       --       (2,360)
SAST Foreign Value Portfolio Class 3                      2.15%      38,590        (36,618)     --       --        1,972
SAST Foreign Value Portfolio Class 3                      2.17%       1,334        (12,158)     --       --      (10,824)
SAST Foreign Value Portfolio Class 3                      2.30%       3,171        (14,748)     --       --      (11,577)
SAST Fundamental Growth Portfolio Class 1                 1.52%      17,835       (211,781)     --   (8,631)    (202,577)
SAST Fundamental Growth Portfolio Class 1                 1.77%          31         (5,027)     --       --       (4,996)
SAST Fundamental Growth Portfolio Class 2                 1.52%         303         (9,159)     11       --       (8,845)
SAST Fundamental Growth Portfolio Class 2                 1.72%           3         (2,419)     --       --       (2,416)
SAST Fundamental Growth Portfolio Class 2                 1.77%          88         (2,805)     --       --       (2,717)
SAST Fundamental Growth Portfolio Class 2                 1.97%          25           (202)     --       --         (177)
SAST Fundamental Growth Portfolio Class 3                 1.15%      19,277        (26,469)  3,005       --       (4,187)
SAST Fundamental Growth Portfolio Class 3                 1.30%      18,837        (29,037)     --       --      (10,200)
SAST Fundamental Growth Portfolio Class 3                 1.35%          --             --      --       --           --
SAST Fundamental Growth Portfolio Class 3                 1.40%      15,255        (11,690)     --       --        3,565
SAST Fundamental Growth Portfolio Class 3                 1.52%      35,060       (273,232)     --      (66)    (238,238)
SAST Fundamental Growth Portfolio Class 3                 1.55%      17,892         (5,417)     --       --       12,475
SAST Fundamental Growth Portfolio Class 3                 1.65%      33,943        (45,439)     --      (49)     (11,545)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Fundamental Growth Portfolio Class 3                 1.72%       5,237       (25,258)      --       --    (20,021)
SAST Fundamental Growth Portfolio Class 3                 1.77%      15,558       (88,982)      --       --    (73,424)
SAST Fundamental Growth Portfolio Class 3                 1.80%       5,751       (42,016)      --       --    (36,265)
SAST Fundamental Growth Portfolio Class 3                 1.90%       8,637       (39,415)      --       --    (30,778)
SAST Fundamental Growth Portfolio Class 3                 1.95%          --            (1)      --       --         (1)
SAST Fundamental Growth Portfolio Class 3                 1.97%          56          (282)      --       --       (226)
SAST Fundamental Growth Portfolio Class 3                 2.02%         249        (3,533)      --       --     (3,284)
SAST Fundamental Growth Portfolio Class 3                 2.15%          --          (152)      --       --       (152)
SAST Fundamental Growth Portfolio Class 3                 2.17%          --          (125)      --       --       (125)
SAST Fundamental Growth Portfolio Class 3                 2.30%          10           (63)      --       --        (53)
SAST Global Bond Portfolio Class 1                        1.52%      60,629      (242,008)      --   (7,648)  (189,027)
SAST Global Bond Portfolio Class 1                        1.77%       2,379        (3,723)      --       --     (1,344)
SAST Global Bond Portfolio Class 2                        1.52%       8,959       (65,737)     415       --    (56,363)
SAST Global Bond Portfolio Class 2                        1.72%       1,516        (6,273)      --       --     (4,757)
SAST Global Bond Portfolio Class 2                        1.77%       5,750       (15,304)      --       --     (9,554)
SAST Global Bond Portfolio Class 2                        1.97%          13           (69)      --       --        (56)
SAST Global Bond Portfolio Class 3                        1.10%      37,774        (3,812)      --       --     33,962
SAST Global Bond Portfolio Class 3                        1.15%     306,539      (246,117)   1,377       --     61,799
SAST Global Bond Portfolio Class 3                        1.30%     813,671      (618,402)      --      (26)   195,243
SAST Global Bond Portfolio Class 3                        1.35%      15,235          (100)      --       --     15,135
SAST Global Bond Portfolio Class 3                        1.40%     111,365       (73,520)      --       --     37,845
SAST Global Bond Portfolio Class 3                        1.52%     311,989      (789,438)     151   (1,678)  (478,976)
SAST Global Bond Portfolio Class 3                        1.55%     319,152      (302,175)      --       --     16,977
SAST Global Bond Portfolio Class 3                        1.65%     384,845      (455,487)      --      (17)   (70,659)
SAST Global Bond Portfolio Class 3                        1.70%       2,975           (31)      --       --      2,944
SAST Global Bond Portfolio Class 3                        1.72%      39,121       (74,946)      --       --    (35,825)
SAST Global Bond Portfolio Class 3                        1.77%      99,205      (246,453)      --       --   (147,248)
SAST Global Bond Portfolio Class 3                        1.80%      37,720       (56,395)      --       --    (18,675)
SAST Global Bond Portfolio Class 3                        1.90%     233,364      (250,958)      --       --    (17,594)
SAST Global Bond Portfolio Class 3                        1.95%       1,368        (2,871)      --       --     (1,503)
SAST Global Bond Portfolio Class 3                        1.97%         317        (4,550)      --       --     (4,233)
SAST Global Bond Portfolio Class 3                        2.02%       1,687        (2,860)      --       --     (1,173)
SAST Global Bond Portfolio Class 3                        2.05%          --        (1,524)      --       --     (1,524)
SAST Global Bond Portfolio Class 3                        2.15%       7,816       (15,862)      --       --     (8,046)
SAST Global Bond Portfolio Class 3                        2.17%      16,289        (2,023)      --       --     14,266
SAST Global Bond Portfolio Class 3                        2.30%         988        (4,714)      --       --     (3,726)
SAST Global Equities Portfolio Class 1                    1.52%      31,644      (243,583)      --   (9,413)  (221,352)
SAST Global Equities Portfolio Class 1                    1.77%         138        (1,250)      --       --     (1,112)
SAST Global Equities Portfolio Class 2                    1.40%         780        (3,233)      --       --     (2,453)
SAST Global Equities Portfolio Class 2                    1.52%       4,307       (17,538)      22     (854)   (14,063)
SAST Global Equities Portfolio Class 2                    1.55%         171        (1,552)      --       --     (1,381)
SAST Global Equities Portfolio Class 2                    1.70%          29        (1,355)      --       --     (1,326)
SAST Global Equities Portfolio Class 2                    1.72%          25          (108)      --       --        (83)
SAST Global Equities Portfolio Class 2                    1.77%         114        (2,083)      --       --     (1,969)
SAST Global Equities Portfolio Class 2                    1.80%          --            (6)      --       --         (6)
SAST Global Equities Portfolio Class 2                    1.95%          --            (5)      --       --         (5)
SAST Global Equities Portfolio Class 2                    1.97%          --          (230)      --       --       (230)
SAST Global Equities Portfolio Class 3                    1.10%      23,630           (66)      --       --     23,564
SAST Global Equities Portfolio Class 3                    1.15%      40,957       (29,077)   1,963       --     13,843
SAST Global Equities Portfolio Class 3                    1.30%      71,659       (72,671)      --       --     (1,012)
SAST Global Equities Portfolio Class 3                    1.35%          --            --       --       --         --
SAST Global Equities Portfolio Class 3                    1.40%      25,766        (8,145)      --       --     17,621
SAST Global Equities Portfolio Class 3                    1.52%      29,010       (86,611)      --      (26)   (57,627)
SAST Global Equities Portfolio Class 3                    1.55%      33,729       (25,836)      --       --      7,893
SAST Global Equities Portfolio Class 3                    1.65%      45,266       (50,953)      --       --     (5,687)
SAST Global Equities Portfolio Class 3                    1.72%       2,364       (10,999)      --       --     (8,635)
SAST Global Equities Portfolio Class 3                    1.77%      12,716       (38,625)      --       --    (25,909)
SAST Global Equities Portfolio Class 3                    1.80%       5,342        (8,702)      --       --     (3,360)
SAST Global Equities Portfolio Class 3                    1.90%      15,500       (16,190)      --       --       (690)
SAST Global Equities Portfolio Class 3                    1.95%         966          (428)      --       --        538
SAST Global Equities Portfolio Class 3                    1.97%         677        (3,725)      --       --     (3,048)
SAST Global Equities Portfolio Class 3                    2.02%          62          (108)      --       --        (46)
SAST Global Equities Portfolio Class 3                    2.05%          --        (1,782)      --       --     (1,782)
SAST Global Equities Portfolio Class 3                    2.15%         195          (455)      --       --       (260)
SAST Global Equities Portfolio Class 3                    2.17%          --           (71)      --       --        (71)
SAST Global Equities Portfolio Class 3                    2.30%         180          (264)      --       --        (84)
SAST Growth Opportunities Portfolio Class 1               1.52%     161,803      (237,465)      --   (3,562)   (79,224)
SAST Growth Opportunities Portfolio Class 1               1.77%       1,452        (6,493)      --       --     (5,041)
SAST Growth Opportunities Portfolio Class 2               1.52%      13,348       (41,552)   1,432       --    (26,772)
SAST Growth Opportunities Portfolio Class 2               1.72%          37        (3,526)      --       --     (3,489)
SAST Growth Opportunities Portfolio Class 2               1.77%       1,699       (10,194)      --       --     (8,495)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Growth Opportunities Portfolio Class 2               1.97%          350          (513)     --       --       (163)
SAST Growth Opportunities Portfolio Class 3               1.10%        4,057          (434)     --       --      3,623
SAST Growth Opportunities Portfolio Class 3               1.15%       65,103       (64,854)  1,333       --      1,582
SAST Growth Opportunities Portfolio Class 3               1.30%      230,724      (335,082)     --       --   (104,358)
SAST Growth Opportunities Portfolio Class 3               1.35%           --            --      --       --         --
SAST Growth Opportunities Portfolio Class 3               1.40%       34,058       (20,539)     --       --     13,519
SAST Growth Opportunities Portfolio Class 3               1.52%      498,680    (1,369,215)  3,213     (134)  (867,456)
SAST Growth Opportunities Portfolio Class 3               1.55%       94,739      (150,781)     --       --    (56,042)
SAST Growth Opportunities Portfolio Class 3               1.65%      111,765      (201,073)     --       (8)   (89,316)
SAST Growth Opportunities Portfolio Class 3               1.72%       26,804       (94,865)     --       --    (68,061)
SAST Growth Opportunities Portfolio Class 3               1.77%      176,818      (506,327)     --       --   (329,509)
SAST Growth Opportunities Portfolio Class 3               1.80%        4,074       (15,236)     --       --    (11,162)
SAST Growth Opportunities Portfolio Class 3               1.90%       60,526      (109,876)     --       --    (49,350)
SAST Growth Opportunities Portfolio Class 3               1.95%        3,127        (3,783)     --       --       (656)
SAST Growth Opportunities Portfolio Class 3               1.97%        3,929        (4,759)     --       --       (830)
SAST Growth Opportunities Portfolio Class 3               2.02%        4,460        (6,357)     --       --     (1,897)
SAST Growth Opportunities Portfolio Class 3               2.05%           --          (184)     --       --       (184)
SAST Growth Opportunities Portfolio Class 3               2.15%       19,771       (13,184)     --       --      6,587
SAST Growth Opportunities Portfolio Class 3               2.17%        1,214       (24,827)     --       --    (23,613)
SAST Growth Opportunities Portfolio Class 3               2.30%          795        (4,318)     --       --     (3,523)
SAST Growth-Income Portfolio Class 1                      1.52%       51,138      (416,703)     --  (29,293)  (394,858)
SAST Growth-Income Portfolio Class 1                      1.77%          179       (10,970)     --       --    (10,791)
SAST Growth-Income Portfolio Class 2                      1.52%       10,588       (15,492)     13     (912)    (5,803)
SAST Growth-Income Portfolio Class 2                      1.72%        1,002          (636)     --       --        366
SAST Growth-Income Portfolio Class 2                      1.77%          339        (6,194)     --       --     (5,855)
SAST Growth-Income Portfolio Class 2                      1.97%          209          (207)     --       --          2
SAST Growth-Income Portfolio Class 3                      1.10%       42,973        (1,820)     --       --     41,153
SAST Growth-Income Portfolio Class 3                      1.15%      123,315      (105,300)    696       --     18,711
SAST Growth-Income Portfolio Class 3                      1.30%      332,547      (237,653)  3,318       --     98,212
SAST Growth-Income Portfolio Class 3                      1.35%        9,452          (164)     --       --      9,288
SAST Growth-Income Portfolio Class 3                      1.40%       56,290        (8,644)     --       --     47,646
SAST Growth-Income Portfolio Class 3                      1.52%       67,739      (136,430)     --      (14)   (68,705)
SAST Growth-Income Portfolio Class 3                      1.55%      136,497      (113,872)     --       --     22,625
SAST Growth-Income Portfolio Class 3                      1.65%      165,474      (186,769)     --       --    (21,295)
SAST Growth-Income Portfolio Class 3                      1.70%        9,568           (64)     --       --      9,504
SAST Growth-Income Portfolio Class 3                      1.72%        7,099        (9,803)     --       --     (2,704)
SAST Growth-Income Portfolio Class 3                      1.77%       32,413       (35,587)     --       --     (3,174)
SAST Growth-Income Portfolio Class 3                      1.80%       24,757       (15,669)     --       --      9,088
SAST Growth-Income Portfolio Class 3                      1.90%       93,233      (107,963)     --       --    (14,730)
SAST Growth-Income Portfolio Class 3                      1.95%        8,747        (7,717)     --       --      1,030
SAST Growth-Income Portfolio Class 3                      1.97%           35          (546)     --       --       (511)
SAST Growth-Income Portfolio Class 3                      2.02%          146          (761)     --       --       (615)
SAST Growth-Income Portfolio Class 3                      2.15%       22,301        (7,161)     --       --     15,140
SAST Growth-Income Portfolio Class 3                      2.17%           13           (80)     --       --        (67)
SAST Growth-Income Portfolio Class 3                      2.30%          672        (2,370)     --       --     (1,698)
SAST High-Yield Bond Portfolio Class 1                    1.52%      467,482      (712,120)     --  (18,896)  (263,534)
SAST High-Yield Bond Portfolio Class 1                    1.77%        9,794       (13,325)     --       --     (3,531)
SAST High-Yield Bond Portfolio Class 2                    1.52%        7,793       (44,686)     --   (1,240)   (38,133)
SAST High-Yield Bond Portfolio Class 2                    1.72%           70        (3,736)     --       --     (3,666)
SAST High-Yield Bond Portfolio Class 2                    1.77%        1,039       (18,428)     --       --    (17,389)
SAST High-Yield Bond Portfolio Class 2                    1.97%           14          (681)     --       --       (667)
SAST High-Yield Bond Portfolio Class 3                    1.10%       51,316        (5,533)     --       --     45,783
SAST High-Yield Bond Portfolio Class 3                    1.15%      150,523      (123,573)  1,716       --     28,666
SAST High-Yield Bond Portfolio Class 3                    1.30%    1,916,367    (1,924,189)     --       --     (7,822)
SAST High-Yield Bond Portfolio Class 3                    1.35%       14,362           (79)     --       --     14,283
SAST High-Yield Bond Portfolio Class 3                    1.40%       45,031       (19,611)     --       --     25,420
SAST High-Yield Bond Portfolio Class 3                    1.52%      483,878      (848,988)     --   (1,576)  (366,686)
SAST High-Yield Bond Portfolio Class 3                    1.55%      131,389      (151,329)     --       --    (19,940)
SAST High-Yield Bond Portfolio Class 3                    1.65%      363,347      (453,884)     --      (21)   (90,558)
SAST High-Yield Bond Portfolio Class 3                    1.70%        2,878           (22)     --       --      2,856
SAST High-Yield Bond Portfolio Class 3                    1.72%       58,727      (121,817)     --       --    (63,090)
SAST High-Yield Bond Portfolio Class 3                    1.77%       35,762      (129,925)     --       --    (94,163)
SAST High-Yield Bond Portfolio Class 3                    1.80%       17,039       (13,395)     --       --      3,644
SAST High-Yield Bond Portfolio Class 3                    1.90%      466,890      (478,287)     --       --    (11,397)
SAST High-Yield Bond Portfolio Class 3                    1.95%       45,570       (48,217)     --       --     (2,647)
SAST High-Yield Bond Portfolio Class 3                    1.97%       10,899       (16,422)     --       --     (5,523)
SAST High-Yield Bond Portfolio Class 3                    2.02%          321          (733)     --       --       (412)
SAST High-Yield Bond Portfolio Class 3                    2.15%       40,738       (14,039)     --       --     26,699
SAST High-Yield Bond Portfolio Class 3                    2.17%          458          (454)     --       --          4
SAST High-Yield Bond Portfolio Class 3                    2.30%          288        (7,099)     --       --     (6,811)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.52%      352,784      (519,972)     --  (16,933)  (184,121)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST International Diversified Equities Portfolio
  Class 1                                                 1.77%         897         (4,256)     --       --     (3,359)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.52%      37,152       (165,055)     --   (2,427)  (130,330)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.72%          52         (4,823)     --       --     (4,771)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.77%      20,255        (14,307)     --       --      5,948
SAST International Diversified Equities Portfolio
  Class 2                                                 1.97%          27         (9,349)     --       --     (9,322)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.10%      49,992           (682)     --       --     49,310
SAST International Diversified Equities Portfolio
  Class 3                                                 1.15%      98,514        (69,012)  2,069       --     31,571
SAST International Diversified Equities Portfolio
  Class 3                                                 1.30%     228,837       (137,222)     --       --     91,615
SAST International Diversified Equities Portfolio
  Class 3                                                 1.35%       9,365           (212)     --       --      9,153
SAST International Diversified Equities Portfolio
  Class 3                                                 1.40%      42,304        (16,450)     --       --     25,854
SAST International Diversified Equities Portfolio
  Class 3                                                 1.52%     350,461     (1,162,831)    513   (1,178)  (813,035)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.55%      79,097        (38,866)     --       --     40,231
SAST International Diversified Equities Portfolio
  Class 3                                                 1.65%     125,356        (99,937)     --      (28)    25,391
SAST International Diversified Equities Portfolio
  Class 3                                                 1.70%       4,728           (861)     --       --      3,867
SAST International Diversified Equities Portfolio
  Class 3                                                 1.72%      90,244       (262,939)     --       --   (172,695)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.77%      76,243       (206,404)     --       --   (130,161)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.80%      49,986         (5,353)     --       --     44,633
SAST International Diversified Equities Portfolio
  Class 3                                                 1.90%      94,726       (102,340)     --       --     (7,614)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.95%      11,704         (1,227)     --       --     10,477
SAST International Diversified Equities Portfolio
  Class 3                                                 1.97%       7,095        (12,240)     --       --     (5,145)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.02%         930         (5,150)     --       --     (4,220)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.15%      20,855           (908)     --       --     19,947
SAST International Diversified Equities Portfolio
  Class 3                                                 2.17%       2,628        (15,424)     --       --    (12,796)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.30%          24           (133)     --       --       (109)
SAST International Growth and Income Portfolio Class 1    1.52%      58,404       (323,949)     --  (21,254)  (286,799)
SAST International Growth and Income Portfolio Class 1    1.77%         537        (16,973)     --       --    (16,436)
SAST International Growth and Income Portfolio Class 2    1.52%       9,092        (57,886)    164   (2,973)   (51,603)
SAST International Growth and Income Portfolio Class 2    1.72%         149         (2,996)     --       --     (2,847)
SAST International Growth and Income Portfolio Class 2    1.77%         844         (7,941)     --       --     (7,097)
SAST International Growth and Income Portfolio Class 2    1.97%         180           (430)     --       --       (250)
SAST International Growth and Income Portfolio Class 3    1.10%      35,881            (46)     --       --     35,835
SAST International Growth and Income Portfolio Class 3    1.15%      89,566        (65,310)  6,206       --     30,462
SAST International Growth and Income Portfolio Class 3    1.30%     109,868        (99,673)  2,631       --     12,826
SAST International Growth and Income Portfolio Class 3    1.35%         990             --      --       --        990
SAST International Growth and Income Portfolio Class 3    1.40%      25,311        (31,001)     --       --     (5,690)
SAST International Growth and Income Portfolio Class 3    1.52%     261,335     (1,096,170)     --     (630)  (835,465)
SAST International Growth and Income Portfolio Class 3    1.55%      63,691        (23,846)     --       --     39,845
SAST International Growth and Income Portfolio Class 3    1.65%      85,049       (103,951)     --      (81)   (18,983)
SAST International Growth and Income Portfolio Class 3    1.72%      22,624       (146,111)     --       --   (123,487)
SAST International Growth and Income Portfolio Class 3    1.77%      81,556       (287,404)     --       --   (205,848)
SAST International Growth and Income Portfolio Class 3    1.80%      52,116         (8,676)     --       --     43,440
SAST International Growth and Income Portfolio Class 3    1.90%      59,792       (104,752)     --       --    (44,960)
SAST International Growth and Income Portfolio Class 3    1.95%       2,227           (429)     --       --      1,798
SAST International Growth and Income Portfolio Class 3    1.97%       7,298         (6,254)     --       --      1,044
SAST International Growth and Income Portfolio Class 3    2.02%       1,768         (9,240)     --       --     (7,472)
SAST International Growth and Income Portfolio Class 3    2.15%         214           (913)     --       --       (699)
SAST International Growth and Income Portfolio Class 3    2.17%         344           (296)     --       --         48
SAST International Growth and Income Portfolio Class 3    2.30%          --           (103)     --       --       (103)
SAST Marsico Focused Growth Portfolio Class 1             1.52%      41,310       (140,174)     --   (2,138)  (101,002)
SAST Marsico Focused Growth Portfolio Class 1             1.77%         187        (34,206)     --       --    (34,019)
SAST Marsico Focused Growth Portfolio Class 2             1.52%       8,211        (85,207)     --   (1,301)   (78,297)
SAST Marsico Focused Growth Portfolio Class 2             1.77%       2,397        (15,833)     --       --    (13,436)
SAST Marsico Focused Growth Portfolio Class 3             1.10%      27,183         (2,228)     --       --     24,955
SAST Marsico Focused Growth Portfolio Class 3             1.15%      39,254        (47,023)     --       --     (7,769)
SAST Marsico Focused Growth Portfolio Class 3             1.30%     188,539       (207,769)     --       --    (19,230)
SAST Marsico Focused Growth Portfolio Class 3             1.35%       4,030            (51)     --       --      3,979
SAST Marsico Focused Growth Portfolio Class 3             1.40%      41,992        (47,373)     --       --     (5,381)
SAST Marsico Focused Growth Portfolio Class 3             1.52%     221,246       (481,210)     --      (24)  (259,988)
SAST Marsico Focused Growth Portfolio Class 3             1.55%      72,486        (71,974)     --       --        512
SAST Marsico Focused Growth Portfolio Class 3             1.65%     169,837       (178,247)     --       --     (8,410)
SAST Marsico Focused Growth Portfolio Class 3             1.70%       3,809            (15)     --       --      3,794
SAST Marsico Focused Growth Portfolio Class 3             1.72%      10,062        (22,963)     --       --    (12,901)
SAST Marsico Focused Growth Portfolio Class 3             1.77%      54,399       (135,988)     --       --    (81,589)
SAST Marsico Focused Growth Portfolio Class 3             1.80%      25,236        (45,546)     --       --    (20,310)
SAST Marsico Focused Growth Portfolio Class 3             1.90%      51,910       (104,250)     --       --    (52,340)
SAST Marsico Focused Growth Portfolio Class 3             1.95%         289         (1,872)     --       --     (1,583)
SAST Marsico Focused Growth Portfolio Class 3             1.97%          25         (1,344)     --       --     (1,319)
SAST Marsico Focused Growth Portfolio Class 3             2.02%         429         (1,464)     --       --     (1,035)
SAST Marsico Focused Growth Portfolio Class 3             2.05%          --            (81)     --       --        (81)
SAST Marsico Focused Growth Portfolio Class 3             2.15%         334         (2,176)     --       --     (1,842)
SAST Marsico Focused Growth Portfolio Class 3             2.17%          61         (2,861)     --       --     (2,800)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity     Net
                                                    Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Marsico Focused Growth Portfolio Class 3        2.30%         336        (1,312)      --       --       (976)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.52%      33,349      (196,555)      --   (6,901)  (170,107)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.77%         204        (4,855)      --       --     (4,651)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.52%       3,442       (41,448)      --     (810)   (38,816)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.72%       1,671        (2,202)      --       --       (531)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.77%         379       (10,621)      --       --    (10,242)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.97%          --           (84)      --       --        (84)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.10%      51,933        (3,063)      --       --     48,870
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.15%      97,336       (81,522)     210       --     16,024
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.30%     318,676      (412,848)      --       --    (94,172)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.35%      15,631          (406)      --       --     15,225
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.40%      70,068       (35,949)      --       --     34,119
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.52%      80,325      (436,222)      --     (476)  (356,373)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.55%     116,868      (185,493)      --       --    (68,625)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.65%     170,784      (267,835)      --      (19)   (97,070)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.70%      10,044          (852)      --       --      9,192
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.72%       6,061       (26,662)      --       --    (20,601)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.77%      34,311      (159,638)      --       --   (125,327)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.80%      17,544       (24,021)      --       --     (6,477)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.90%     101,921      (165,167)      --       --    (63,246)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.95%         948        (5,609)      --       --     (4,661)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.97%       1,024        (1,367)      --       --       (343)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.02%         345        (2,867)      --       --     (2,522)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.05%          --          (232)      --       --       (232)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.15%       6,295       (10,809)      --       --     (4,514)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.17%         121        (4,796)      --       --     (4,675)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.30%         331        (6,521)      --       --     (6,190)
SAST MFS Total Return Portfolio Class 1              1.52%      72,857      (514,923)      --  (14,504)  (456,570)
SAST MFS Total Return Portfolio Class 1              1.77%       1,370       (23,179)      --       --    (21,809)
SAST MFS Total Return Portfolio Class 2              1.52%       6,809      (122,572)      --   (4,388)  (120,151)
SAST MFS Total Return Portfolio Class 2              1.72%       1,734        (5,616)      --       --     (3,882)
SAST MFS Total Return Portfolio Class 2              1.77%       2,520       (24,575)      --       --    (22,055)
SAST MFS Total Return Portfolio Class 2              1.97%          22        (1,969)      --       --     (1,947)
SAST MFS Total Return Portfolio Class 3              1.10%      13,262        (3,150)      --       --     10,112
SAST MFS Total Return Portfolio Class 3              1.15%     169,049       (93,296)   1,502       --     77,255
SAST MFS Total Return Portfolio Class 3              1.30%     128,822       (85,089)      --       --     43,733
SAST MFS Total Return Portfolio Class 3              1.35%       9,918            (1)      --       --      9,917
SAST MFS Total Return Portfolio Class 3              1.40%      51,495       (22,579)      --       --     28,916
SAST MFS Total Return Portfolio Class 3              1.52%     133,703      (501,257)   1,508       --   (366,046)
SAST MFS Total Return Portfolio Class 3              1.55%      78,628       (83,586)      --       --     (4,958)
SAST MFS Total Return Portfolio Class 3              1.65%     115,856      (135,821)      --       --    (19,965)
SAST MFS Total Return Portfolio Class 3              1.72%      45,010      (203,913)      --       --   (158,903)
SAST MFS Total Return Portfolio Class 3              1.77%      21,564       (98,781)      --       --    (77,217)
SAST MFS Total Return Portfolio Class 3              1.80%      19,367       (12,629)      --       --      6,738
SAST MFS Total Return Portfolio Class 3              1.90%      37,605       (61,703)      --       --    (24,098)
SAST MFS Total Return Portfolio Class 3              1.95%         106          (341)      --       --       (235)
SAST MFS Total Return Portfolio Class 3              1.97%       3,099       (27,097)      --       --    (23,998)
SAST MFS Total Return Portfolio Class 3              2.02%         439        (4,570)      --       --     (4,131)
SAST MFS Total Return Portfolio Class 3              2.15%       2,940       (10,788)      --       --     (7,848)
SAST MFS Total Return Portfolio Class 3              2.17%          --            --       --       --         --
SAST MFS Total Return Portfolio Class 3              2.30%          --          (984)      --       --       (984)
SAST Mid-Cap Growth Portfolio Class 1                1.52%     141,930      (333,701)      --  (11,681)  (203,452)
SAST Mid-Cap Growth Portfolio Class 1                1.77%         488       (11,928)      --       --    (11,440)
SAST Mid-Cap Growth Portfolio Class 2                1.40%         633        (1,983)      --      (90)    (1,440)
SAST Mid-Cap Growth Portfolio Class 2                1.52%      11,014      (111,395)     108   (1,370)  (101,643)
SAST Mid-Cap Growth Portfolio Class 2                1.55%         386        (1,493)      --       --     (1,107)
SAST Mid-Cap Growth Portfolio Class 2                1.70%         118          (382)      --       --       (264)
SAST Mid-Cap Growth Portfolio Class 2                1.72%         873        (5,814)      --       --     (4,941)
SAST Mid-Cap Growth Portfolio Class 2                1.77%       4,182       (11,053)      --       --     (6,871)
SAST Mid-Cap Growth Portfolio Class 2                1.80%          --           (24)      --       --        (24)
SAST Mid-Cap Growth Portfolio Class 2                1.95%          --            --       --       --         --
SAST Mid-Cap Growth Portfolio Class 2                1.97%         615        (1,301)      --       --       (686)
SAST Mid-Cap Growth Portfolio Class 3                1.10%      22,304        (2,803)      --       --     19,501
SAST Mid-Cap Growth Portfolio Class 3                1.15%      50,818       (44,042)      --      (29)     6,747
SAST Mid-Cap Growth Portfolio Class 3                1.30%     159,481      (163,965)      --       --     (4,484)
SAST Mid-Cap Growth Portfolio Class 3                1.35%       6,457            (9)      --       --      6,448
SAST Mid-Cap Growth Portfolio Class 3                1.40%      43,516       (14,314)      --       --     29,202
SAST Mid-Cap Growth Portfolio Class 3                1.52%     184,218      (572,246)      --     (346)  (388,374)
SAST Mid-Cap Growth Portfolio Class 3                1.55%     131,400       (84,352)      --       --     47,048
SAST Mid-Cap Growth Portfolio Class 3                1.65%      91,305      (151,824)      --       (4)   (60,523)
SAST Mid-Cap Growth Portfolio Class 3                1.70%         523            --       --       --        523

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                     1.72%        38,445     (115,524)     --       --      (77,079)
SAST Mid-Cap Growth Portfolio Class 3                     1.77%       106,031     (122,995)     --       --      (16,964)
SAST Mid-Cap Growth Portfolio Class 3                     1.80%        16,545       (8,496)     --       --        8,049
SAST Mid-Cap Growth Portfolio Class 3                     1.90%        45,699      (68,864)     --       --      (23,165)
SAST Mid-Cap Growth Portfolio Class 3                     1.95%         3,200       (1,818)     --       --        1,382
SAST Mid-Cap Growth Portfolio Class 3                     1.97%         2,168       (5,116)     --       --       (2,948)
SAST Mid-Cap Growth Portfolio Class 3                     2.02%           231       (1,290)     --       --       (1,059)
SAST Mid-Cap Growth Portfolio Class 3                     2.05%            --          (68)     --       --          (68)
SAST Mid-Cap Growth Portfolio Class 3                     2.15%        35,994      (25,193)     --       --       10,801
SAST Mid-Cap Growth Portfolio Class 3                     2.17%           969      (21,551)     --       --      (20,582)
SAST Mid-Cap Growth Portfolio Class 3                     2.30%           134       (1,566)     --       --       (1,432)
SAST Protected Asset Allocation SAST Portfolio Class 3    1.10%            98          (48)     --       --           50
SAST Protected Asset Allocation SAST Portfolio Class 3    1.15%     3,856,893     (304,010)     --       --    3,552,883
SAST Protected Asset Allocation SAST Portfolio Class 3    1.30%    20,486,207   (1,852,604)     --       --   18,633,603
SAST Protected Asset Allocation SAST Portfolio Class 3    1.35%            --           --      --       --           --
SAST Protected Asset Allocation SAST Portfolio Class 3    1.40%       566,885      (57,466)     --       --      509,419
SAST Protected Asset Allocation SAST Portfolio Class 3    1.55%     3,650,900     (385,020)     --       --    3,265,880
SAST Protected Asset Allocation SAST Portfolio Class 3    1.65%     7,758,482   (1,119,111)     --       --    6,639,371
SAST Protected Asset Allocation SAST Portfolio Class 3    1.80%       156,920      (26,370)     --       --      130,550
SAST Protected Asset Allocation SAST Portfolio Class 3    1.90%     1,458,474     (285,621)     --       --    1,172,853
SAST Protected Asset Allocation SAST Portfolio Class 3    1.95%            18           (1)     --       --           17
SAST Protected Asset Allocation SAST Portfolio Class 3    2.15%        17,601      (18,246)     --       --         (645)
SAST Real Estate Portfolio Class 1                        1.52%        54,799     (172,099)     --   (3,528)    (120,828)
SAST Real Estate Portfolio Class 1                        1.77%            55         (926)     --       --         (871)
SAST Real Estate Portfolio Class 2                        1.52%         8,437      (41,294)     57     (908)     (33,708)
SAST Real Estate Portfolio Class 2                        1.72%         1,761       (1,124)     --       --          637
SAST Real Estate Portfolio Class 2                        1.77%         3,802       (9,125)     --       --       (5,323)
SAST Real Estate Portfolio Class 2                        1.97%            92         (659)     --       --         (567)
SAST Real Estate Portfolio Class 3                        1.10%        34,378       (3,173)     --       --       31,205
SAST Real Estate Portfolio Class 3                        1.15%       144,057     (177,208)  3,919       --      (29,232)
SAST Real Estate Portfolio Class 3                        1.30%       492,709     (760,040)     --       --     (267,331)
SAST Real Estate Portfolio Class 3                        1.35%         5,507         (621)     --       --        4,886
SAST Real Estate Portfolio Class 3                        1.40%        75,140      (59,063)     --       --       16,077
SAST Real Estate Portfolio Class 3                        1.52%       246,604     (709,230)     --   (1,604)    (464,230)
SAST Real Estate Portfolio Class 3                        1.55%       313,044     (324,972)     --       --      (11,928)
SAST Real Estate Portfolio Class 3                        1.65%       235,623     (467,956)     --      (40)    (232,373)
SAST Real Estate Portfolio Class 3                        1.70%           608          (33)     --       --          575
SAST Real Estate Portfolio Class 3                        1.72%        34,546      (76,332)     --     (797)     (42,583)
SAST Real Estate Portfolio Class 3                        1.77%        95,099     (230,798)     --       --     (135,699)
SAST Real Estate Portfolio Class 3                        1.80%        21,256      (35,305)     --       --      (14,049)
SAST Real Estate Portfolio Class 3                        1.90%       188,158     (280,654)     --       --      (92,496)
SAST Real Estate Portfolio Class 3                        1.95%         4,874      (10,658)     --       --       (5,784)
SAST Real Estate Portfolio Class 3                        1.97%         3,008       (3,792)     --       --         (784)
SAST Real Estate Portfolio Class 3                        2.02%         1,708       (6,604)     --       --       (4,896)
SAST Real Estate Portfolio Class 3                        2.05%            --         (223)     --       --         (223)
SAST Real Estate Portfolio Class 3                        2.15%        31,654      (19,960)     --       --       11,694
SAST Real Estate Portfolio Class 3                        2.17%           917       (4,192)     --       --       (3,275)
SAST Real Estate Portfolio Class 3                        2.30%         1,708       (6,943)     --       --       (5,235)
SAST Small & Mid Cap Value Portfolio Class 2              1.52%        16,921      (72,724)    117       --      (55,686)
SAST Small & Mid Cap Value Portfolio Class 2              1.72%           488         (738)     --       --         (250)
SAST Small & Mid Cap Value Portfolio Class 2              1.77%         2,791      (10,933)     --       --       (8,142)
SAST Small & Mid Cap Value Portfolio Class 2              1.97%           195           --      --       --          195
SAST Small & Mid Cap Value Portfolio Class 3              1.10%        25,963         (405)     --       --       25,558
SAST Small & Mid Cap Value Portfolio Class 3              1.15%       143,738     (106,752)  2,187       --       39,173
SAST Small & Mid Cap Value Portfolio Class 3              1.30%       358,317     (337,747)     --       --       20,570
SAST Small & Mid Cap Value Portfolio Class 3              1.35%         7,516          (29)     --       --        7,487
SAST Small & Mid Cap Value Portfolio Class 3              1.40%       100,956      (46,939)     --       --       54,017
SAST Small & Mid Cap Value Portfolio Class 3              1.52%       392,597   (1,136,189)  4,886   (4,759)    (743,465)
SAST Small & Mid Cap Value Portfolio Class 3              1.55%       168,596     (203,016)     --       --      (34,420)
SAST Small & Mid Cap Value Portfolio Class 3              1.65%       308,290     (357,218)     --      (51)     (48,979)
SAST Small & Mid Cap Value Portfolio Class 3              1.70%         2,679          (16)     --       --        2,663
SAST Small & Mid Cap Value Portfolio Class 3              1.72%        57,695     (157,221)     --       --      (99,526)
SAST Small & Mid Cap Value Portfolio Class 3              1.77%        99,262     (272,300)     --       --     (173,038)
SAST Small & Mid Cap Value Portfolio Class 3              1.80%        42,931      (31,186)     --       --       11,745
SAST Small & Mid Cap Value Portfolio Class 3              1.90%       145,754     (171,960)     --       --      (26,206)
SAST Small & Mid Cap Value Portfolio Class 3              1.95%         4,350       (4,741)     --       --         (391)
SAST Small & Mid Cap Value Portfolio Class 3              1.97%         1,112       (4,383)     --       --       (3,271)
SAST Small & Mid Cap Value Portfolio Class 3              2.02%         1,636       (4,831)     --       --       (3,195)
SAST Small & Mid Cap Value Portfolio Class 3              2.05%            --       (2,602)     --       --       (2,602)
SAST Small & Mid Cap Value Portfolio Class 3              2.15%         2,876       (4,690)     --       --       (1,814)
SAST Small & Mid Cap Value Portfolio Class 3              2.17%           500      (17,383)     --       --      (16,883)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Small & Mid Cap Value Portfolio Class 3              2.30%         1,181       (6,816)     --       --       (5,635)
SAST Small Company Value Portfolio Class 3                1.10%        19,335         (223)     --       --       19,112
SAST Small Company Value Portfolio Class 3                1.15%        77,814      (43,104)  1,310       --       36,020
SAST Small Company Value Portfolio Class 3                1.30%       261,704     (204,282)     --       --       57,422
SAST Small Company Value Portfolio Class 3                1.35%         2,632          (25)     --       --        2,607
SAST Small Company Value Portfolio Class 3                1.40%        46,741      (18,222)     --       --       28,519
SAST Small Company Value Portfolio Class 3                1.52%       375,459     (886,892)     --   (1,339)    (512,772)
SAST Small Company Value Portfolio Class 3                1.55%       152,369     (111,966)     --       --       40,403
SAST Small Company Value Portfolio Class 3                1.65%       148,341     (192,843)     --      (27)     (44,529)
SAST Small Company Value Portfolio Class 3                1.70%         5,689          (17)     --       --        5,672
SAST Small Company Value Portfolio Class 3                1.72%        19,022      (60,673)     --       --      (41,651)
SAST Small Company Value Portfolio Class 3                1.77%       151,677     (280,786)     --       --     (129,109)
SAST Small Company Value Portfolio Class 3                1.80%         6,682      (13,815)     --       --       (7,133)
SAST Small Company Value Portfolio Class 3                1.90%        75,066      (99,075)     --       --      (24,009)
SAST Small Company Value Portfolio Class 3                1.95%         3,022       (3,516)     --       --         (494)
SAST Small Company Value Portfolio Class 3                1.97%           913       (3,019)     --       --       (2,106)
SAST Small Company Value Portfolio Class 3                2.02%         2,558       (5,337)     --       --       (2,779)
SAST Small Company Value Portfolio Class 3                2.05%            --         (214)     --       --         (214)
SAST Small Company Value Portfolio Class 3                2.15%         3,044       (4,869)     --       --       (1,825)
SAST Small Company Value Portfolio Class 3                2.17%         1,872       (7,550)     --       --       (5,678)
SAST Small Company Value Portfolio Class 3                2.30%           985       (4,005)     --       --       (3,020)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.10%        31,870         (540)     --       --       31,330
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.15%    15,008,780   (2,002,825)     --       --   13,005,955
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.30%    76,653,379  (13,175,277)  1,786       --   63,479,888
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.35%             1           --      --       --            1
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.40%     2,100,532     (373,155)     --       --    1,727,377
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.52%       573,795   (1,150,249)     --       --     (576,454)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.55%    16,486,880   (3,057,865)     --       --   13,429,015
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.65%    30,565,625   (8,853,127)     --       --   21,712,498
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.72%         3,972       (5,056)     --       --       (1,084)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.77%       374,585     (288,653)     --       --       85,932
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.80%     1,546,235     (443,501)     --       --    1,102,734
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.90%     5,670,180   (2,163,119)     --     (391)   3,506,670
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.95%           231       (1,315)     --       --       (1,084)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.02%           591       (7,747)     --       --       (7,156)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.15%        67,419     (151,985)     --       --      (84,566)
SAST Technology Portfolio Class 1                         1.52%       413,239     (597,260)     --   (6,441)    (190,462)
SAST Technology Portfolio Class 1                         1.77%         5,609      (38,039)     --       --      (32,430)
SAST Technology Portfolio Class 2                         1.40%         1,411       (4,342)     --       --       (2,931)
SAST Technology Portfolio Class 2                         1.52%        75,261      (63,572)     65   (4,131)       7,623
SAST Technology Portfolio Class 2                         1.55%         1,493       (1,810)     --       --         (317)
SAST Technology Portfolio Class 2                         1.70%           229       (1,383)     --       --       (1,154)
SAST Technology Portfolio Class 2                         1.72%            --      (13,621)     --       --      (13,621)
SAST Technology Portfolio Class 2                         1.77%        11,111      (10,093)     --       --        1,018
SAST Technology Portfolio Class 2                         1.80%         1,278         (226)     --       --        1,052
SAST Technology Portfolio Class 2                         1.97%            --         (693)     --       --         (693)
SAST Technology Portfolio Class 3                         1.10%        20,664         (400)     --       --       20,264
SAST Technology Portfolio Class 3                         1.15%        53,080      (45,528)    594       --        8,146
SAST Technology Portfolio Class 3                         1.30%       123,520      (80,117)  2,856       --       46,259
SAST Technology Portfolio Class 3                         1.35%         7,207         (424)     --       --        6,783
SAST Technology Portfolio Class 3                         1.40%        20,886       (9,508)     --       --       11,378
SAST Technology Portfolio Class 3                         1.52%       697,238   (1,112,524)     --       --     (415,286)
SAST Technology Portfolio Class 3                         1.55%       122,340      (27,456)     --       --       94,884
SAST Technology Portfolio Class 3                         1.65%       117,166      (54,561)     --       --       62,605
SAST Technology Portfolio Class 3                         1.70%           792         (792)     --       --           --
SAST Technology Portfolio Class 3                         1.72%        82,492     (138,797)     --       --      (56,305)
SAST Technology Portfolio Class 3                         1.77%       124,778     (205,181)     --       --      (80,403)
SAST Technology Portfolio Class 3                         1.80%        21,494       (4,587)     --       --       16,907
SAST Technology Portfolio Class 3                         1.90%        40,316      (24,926)     --       --       15,390
SAST Technology Portfolio Class 3                         1.95%        11,202         (511)     --       --       10,691
SAST Technology Portfolio Class 3                         1.97%        12,512      (45,929)     --       --      (33,417)
SAST Technology Portfolio Class 3                         2.02%        16,064       (7,509)     --       --        8,555
SAST Technology Portfolio Class 3                         2.15%        16,465      (15,215)     --       --        1,250
SAST Technology Portfolio Class 3                         2.17%            29          (79)     --       --          (50)
SAST Technology Portfolio Class 3                         2.30%             6         (644)     --       --         (638)
SAST Telecom Utility Portfolio Class 1                    1.52%        12,726     (123,259)     --   (5,924)    (116,457)
SAST Telecom Utility Portfolio Class 1                    1.77%            53       (1,416)     --       --       (1,363)
SAST Telecom Utility Portfolio Class 2                    1.52%         1,736      (11,173)     --     (791)     (10,228)
SAST Telecom Utility Portfolio Class 2                    1.77%           502       (2,940)     --       --       (2,438)
SAST Telecom Utility Portfolio Class 3                    1.10%        10,969           --      --       --       10,969
SAST Telecom Utility Portfolio Class 3                    1.15%        22,876      (13,440)    369       --        9,805

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Telecom Utility Portfolio Class 3                    1.30%        62,545      (92,066)     --       --      (29,521)
SAST Telecom Utility Portfolio Class 3                    1.35%        15,273         (182)     --       --       15,091
SAST Telecom Utility Portfolio Class 3                    1.40%         5,261       (5,955)     --       --         (694)
SAST Telecom Utility Portfolio Class 3                    1.52%        37,446      (84,143)     --     (131)     (46,828)
SAST Telecom Utility Portfolio Class 3                    1.55%        35,626      (23,549)     --       --       12,077
SAST Telecom Utility Portfolio Class 3                    1.65%        47,133      (46,351)     --       --          782
SAST Telecom Utility Portfolio Class 3                    1.70%           852         (852)     --       --           --
SAST Telecom Utility Portfolio Class 3                    1.72%        40,347      (16,207)     --       --       24,140
SAST Telecom Utility Portfolio Class 3                    1.77%        12,455      (16,082)     --       --       (3,627)
SAST Telecom Utility Portfolio Class 3                    1.80%         1,331       (2,583)     --       --       (1,252)
SAST Telecom Utility Portfolio Class 3                    1.90%        18,757      (33,504)     --       --      (14,747)
SAST Telecom Utility Portfolio Class 3                    1.95%           169         (131)     --       --           38
SAST Telecom Utility Portfolio Class 3                    1.97%            --       (6,297)     --       --       (6,297)
SAST Telecom Utility Portfolio Class 3                    2.02%            21          (11)     --       --           10
SAST Telecom Utility Portfolio Class 3                    2.15%         1,900      (14,772)     --       --      (12,872)
SAST Telecom Utility Portfolio Class 3                    2.17%           116       (1,850)     --       --       (1,734)
SAST Telecom Utility Portfolio Class 3                    2.30%           181          (68)     --       --          113
SAST Total Return Bond Portfolio Class 1                  1.52%       114,893     (315,783)     --   (8,951)    (209,841)
SAST Total Return Bond Portfolio Class 1                  1.77%         2,944       (4,235)     --       --       (1,291)
SAST Total Return Bond Portfolio Class 2                  1.52%        21,794     (152,589)     --   (1,087)    (131,882)
SAST Total Return Bond Portfolio Class 2                  1.77%         7,507      (17,294)     --       --       (9,787)
SAST Total Return Bond Portfolio Class 3                  1.10%        95,083       (1,844)     --       --       93,239
SAST Total Return Bond Portfolio Class 3                  1.15%       529,194     (413,956)  1,388       --      116,626
SAST Total Return Bond Portfolio Class 3                  1.30%     1,834,098   (2,054,320)  2,158       --     (218,064)
SAST Total Return Bond Portfolio Class 3                  1.35%        19,331         (662)     --       --       18,669
SAST Total Return Bond Portfolio Class 3                  1.40%       198,423     (120,235)     --       --       78,188
SAST Total Return Bond Portfolio Class 3                  1.52%       517,049   (1,592,744)  2,619      (47)  (1,073,123)
SAST Total Return Bond Portfolio Class 3                  1.55%       725,837     (973,784)     --       --     (247,947)
SAST Total Return Bond Portfolio Class 3                  1.65%     1,189,022   (1,792,474)     --      (76)    (603,528)
SAST Total Return Bond Portfolio Class 3                  1.70%        13,735          (91)     --       --       13,644
SAST Total Return Bond Portfolio Class 3                  1.72%        23,068      (49,624)     --       --      (26,556)
SAST Total Return Bond Portfolio Class 3                  1.77%       176,699     (577,907)     --       --     (401,208)
SAST Total Return Bond Portfolio Class 3                  1.80%       104,171     (107,504)     --       --       (3,333)
SAST Total Return Bond Portfolio Class 3                  1.90%       484,444     (932,677)     --       --     (448,233)
SAST Total Return Bond Portfolio Class 3                  1.95%         4,128      (16,870)     --       --      (12,742)
SAST Total Return Bond Portfolio Class 3                  1.97%           147       (8,685)     --       --       (8,538)
SAST Total Return Bond Portfolio Class 3                  2.02%         2,968       (9,554)     --       --       (6,586)
SAST Total Return Bond Portfolio Class 3                  2.05%            --         (377)     --       --         (377)
SAST Total Return Bond Portfolio Class 3                  2.15%        56,445      (51,044)     --       --        5,401
SAST Total Return Bond Portfolio Class 3                  2.17%           927      (15,114)     --       --      (14,187)
SAST Total Return Bond Portfolio Class 3                  2.30%         2,837      (25,665)     --       --      (22,828)
SAST VCP Total Return Balanced Portfolio Class 3          1.10%        13,480       (4,415)     --       --        9,065
SAST VCP Total Return Balanced Portfolio Class 3          1.15%     3,135,992     (156,732)     --       --    2,979,260
SAST VCP Total Return Balanced Portfolio Class 3          1.30%    17,655,129   (1,179,581)     --       --   16,475,548
SAST VCP Total Return Balanced Portfolio Class 3          1.35%         4,184           --      --       --        4,184
SAST VCP Total Return Balanced Portfolio Class 3          1.40%       398,579      (32,557)     --       --      366,022
SAST VCP Total Return Balanced Portfolio Class 3          1.55%     2,903,237     (259,431)     --       --    2,643,806
SAST VCP Total Return Balanced Portfolio Class 3          1.65%     7,146,693     (667,562)     --       --    6,479,131
SAST VCP Total Return Balanced Portfolio Class 3          1.70%           509           (9)     --       --          500
SAST VCP Total Return Balanced Portfolio Class 3          1.80%       185,588      (19,995)     --       --      165,593
SAST VCP Total Return Balanced Portfolio Class 3          1.90%     1,260,094     (182,654)     --       --    1,077,440
SAST VCP Total Return Balanced Portfolio Class 3          2.15%        12,689      (11,405)     --       --        1,284
SAST VCP Value Portfolio Class 3                          1.10%           349           (3)     --       --          346
SAST VCP Value Portfolio Class 3                          1.15%     3,882,325     (217,451)     --       --    3,664,874
SAST VCP Value Portfolio Class 3                          1.30%    23,258,089   (1,656,589)     --       --   21,601,500
SAST VCP Value Portfolio Class 3                          1.35%            --           --      --       --           --
SAST VCP Value Portfolio Class 3                          1.40%       518,781      (40,103)     --       --      478,678
SAST VCP Value Portfolio Class 3                          1.55%     3,798,802     (319,075)     --       --    3,479,727
SAST VCP Value Portfolio Class 3                          1.65%     8,868,401     (850,282)     --       --    8,018,119
SAST VCP Value Portfolio Class 3                          1.80%       230,932      (17,870)     --       --      213,062
SAST VCP Value Portfolio Class 3                          1.90%     1,637,577     (225,999)     --       --    1,411,578
SAST VCP Value Portfolio Class 3                          2.15%         9,991      (11,201)     --       --       (1,210)
SST Allocation Balanced Portfolio Class 3                 1.10%         5,921           --      --       --        5,921
SST Allocation Balanced Portfolio Class 3                 1.15%       170,377     (115,978)     --       --       54,399
SST Allocation Balanced Portfolio Class 3                 1.30%       251,398     (380,267)     --       --     (128,869)
SST Allocation Balanced Portfolio Class 3                 1.35%         5,499          (15)     --       --        5,484
SST Allocation Balanced Portfolio Class 3                 1.40%        31,491      (11,467)     --       --       20,024
SST Allocation Balanced Portfolio Class 3                 1.52%        47,454     (233,157)     --       --     (185,703)
SST Allocation Balanced Portfolio Class 3                 1.55%       104,237     (298,270)     --       --     (194,033)
SST Allocation Balanced Portfolio Class 3                 1.65%       272,752     (281,469)     --       --       (8,717)
SST Allocation Balanced Portfolio Class 3                 1.70%           508          (17)     --       --          491

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Allocation Balanced Portfolio Class 3                 1.77%       2,280       (43,250)      --     --      (40,970)
SST Allocation Balanced Portfolio Class 3                 1.80%      55,726       (47,089)      --     --        8,637
SST Allocation Balanced Portfolio Class 3                 1.90%      92,801       (86,055)      --     --        6,746
SST Allocation Balanced Portfolio Class 3                 1.95%       1,157        (4,887)      --     --       (3,730)
SST Allocation Balanced Portfolio Class 3                 2.02%      16,525       (36,220)      --     --      (19,695)
SST Allocation Balanced Portfolio Class 3                 2.15%       2,221        (8,315)      --     --       (6,094)
SST Allocation Balanced Portfolio Class 3                 2.17%         106          (563)      --     --         (457)
SST Allocation Balanced Portfolio Class 3                 2.30%          11          (740)      --     --         (729)
SST Allocation Growth Portfolio Class 3                   1.10%      17,928            --       --     --       17,928
SST Allocation Growth Portfolio Class 3                   1.15%     122,876       (17,105)      --     --      105,771
SST Allocation Growth Portfolio Class 3                   1.30%     109,188       (71,480)      --     --       37,708
SST Allocation Growth Portfolio Class 3                   1.35%           1            (1)      --     --           --
SST Allocation Growth Portfolio Class 3                   1.40%      11,276        (7,811)      --     --        3,465
SST Allocation Growth Portfolio Class 3                   1.52%       5,750       (10,654)      --     --       (4,904)
SST Allocation Growth Portfolio Class 3                   1.55%      22,680       (56,524)      --     --      (33,844)
SST Allocation Growth Portfolio Class 3                   1.65%      79,308       (59,949)      --     --       19,359
SST Allocation Growth Portfolio Class 3                   1.77%      17,202       (25,489)      --     --       (8,287)
SST Allocation Growth Portfolio Class 3                   1.80%       3,242          (593)      --     --        2,649
SST Allocation Growth Portfolio Class 3                   1.90%      51,767       (44,560)      --     --        7,207
SST Allocation Growth Portfolio Class 3                   1.95%       3,182       (24,264)      --     --      (21,082)
SST Allocation Growth Portfolio Class 3                   2.02%         330        (1,143)      --     --         (813)
SST Allocation Growth Portfolio Class 3                   2.15%          10      (140,132)      --     --     (140,122)
SST Allocation Growth Portfolio Class 3                   2.17%          --       (10,756)      --     --      (10,756)
SST Allocation Growth Portfolio Class 3                   2.30%       5,094        (1,346)      --     --        3,748
SST Allocation Moderate Growth Portfolio Class 3          1.10%      10,708            --       --     --       10,708
SST Allocation Moderate Growth Portfolio Class 3          1.15%     143,598       (91,523)      --     --       52,075
SST Allocation Moderate Growth Portfolio Class 3          1.30%     355,903      (347,280)      --     --        8,623
SST Allocation Moderate Growth Portfolio Class 3          1.35%       6,350            (1)      --     --        6,349
SST Allocation Moderate Growth Portfolio Class 3          1.40%      26,074        (9,515)      --     --       16,559
SST Allocation Moderate Growth Portfolio Class 3          1.52%      91,342      (523,257)      --     --     (431,915)
SST Allocation Moderate Growth Portfolio Class 3          1.55%     277,106      (202,763)      --     --       74,343
SST Allocation Moderate Growth Portfolio Class 3          1.65%     165,948      (284,378)      --     --     (118,430)
SST Allocation Moderate Growth Portfolio Class 3          1.70%       1,151            --       --     --        1,151
SST Allocation Moderate Growth Portfolio Class 3          1.77%      53,923      (216,212)      --     --     (162,289)
SST Allocation Moderate Growth Portfolio Class 3          1.80%      14,329       (19,792)      --     --       (5,463)
SST Allocation Moderate Growth Portfolio Class 3          1.90%      66,880       (83,576)      --     --      (16,696)
SST Allocation Moderate Growth Portfolio Class 3          1.95%       4,842        (5,117)      --     --         (275)
SST Allocation Moderate Growth Portfolio Class 3          2.02%         323       (10,061)      --     --       (9,738)
SST Allocation Moderate Growth Portfolio Class 3          2.15%         392        (4,690)      --     --       (4,298)
SST Allocation Moderate Growth Portfolio Class 3          2.17%          71          (289)      --     --         (218)
SST Allocation Moderate Growth Portfolio Class 3          2.30%         568        (8,222)      --     --       (7,654)
SST Allocation Moderate Portfolio Class 3                 1.10%         858            --       --     --          858
SST Allocation Moderate Portfolio Class 3                 1.15%     144,094       (83,306)  11,738     --       72,526
SST Allocation Moderate Portfolio Class 3                 1.30%     458,111      (295,733)      --     --      162,378
SST Allocation Moderate Portfolio Class 3                 1.35%       2,511            --       --     --        2,511
SST Allocation Moderate Portfolio Class 3                 1.40%      39,395       (48,247)      --     --       (8,852)
SST Allocation Moderate Portfolio Class 3                 1.52%      97,552      (370,139)      --     --     (272,587)
SST Allocation Moderate Portfolio Class 3                 1.55%     139,198      (219,356)      --     --      (80,158)
SST Allocation Moderate Portfolio Class 3                 1.65%     156,414      (196,952)      --     --      (40,538)
SST Allocation Moderate Portfolio Class 3                 1.77%      31,743      (138,268)      --     --     (106,525)
SST Allocation Moderate Portfolio Class 3                 1.80%      12,394       (36,913)      --     --      (24,519)
SST Allocation Moderate Portfolio Class 3                 1.90%     102,476      (123,020)      --     --      (20,544)
SST Allocation Moderate Portfolio Class 3                 1.95%         147        (1,986)      --     --       (1,839)
SST Allocation Moderate Portfolio Class 3                 2.02%         282       (18,512)      --     --      (18,230)
SST Allocation Moderate Portfolio Class 3                 2.15%       2,699        (8,516)      --     --       (5,817)
SST Allocation Moderate Portfolio Class 3                 2.17%           9        (3,687)      --     --       (3,678)
SST Allocation Moderate Portfolio Class 3                 2.30%          67        (6,002)      --     --       (5,935)
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                 1.10%       2,787            --       --     --        2,787
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                 1.35%      10,325            --       --     --       10,325
SST Diversified Fixed Income Portfolio Class 3            1.10%       3,827            (4)      --     --        3,823
SST Diversified Fixed Income Portfolio Class 3            1.35%       1,380            --       --     --        1,380
SST Diversified Fixed Income Portfolio Class 3            1.40%       2,729        (1,017)      --     --        1,712
SST Focus Growth Portfolio Class 3                        1.10%       2,800           (15)      --     --        2,785
SST Focus Growth Portfolio Class 3                        1.35%          --            --       --     --           --
SST Focus Value Portfolio Class 3                         1.10%       3,402            --       --     --        3,402
SST Focus Value Portfolio Class 3                         1.35%       1,265            --       --     --        1,265
SST International Equity Portfolio Class 3                1.10%      18,334            --       --     --       18,334
SST International Equity Portfolio Class 3                1.35%          --            --       --     --           --
SST International Equity Portfolio Class 3                1.40%       5,140            --       --     --        5,140
SST Large Cap Growth Portfolio Class 3                    1.10%       2,060        (1,136)      --     --          924
SST Large Cap Growth Portfolio Class 3                    1.35%         857           (28)      --     --          829

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Large Cap Growth Portfolio Class 3                    1.40%        6,717            (3)    --       --       6,714
SST Large Cap Value Portfolio Class 3                     1.10%        2,689           (96)    --       --       2,593
SST Large Cap Value Portfolio Class 3                     1.35%           --            --     --       --          --
SST Large Cap Value Portfolio Class 3                     1.40%        8,470           (11)    --       --       8,459
SST Mid Cap Growth Portfolio Class 3                      1.10%       21,175        (1,216)    --       --      19,959
SST Mid Cap Growth Portfolio Class 3                      1.35%          640            --     --       --         640
SST Mid Cap Growth Portfolio Class 3                      1.40%        7,912           (33)    --       --       7,879
SST Mid Cap Value Portfolio Class 3                       1.10%       13,105          (357)    --       --      12,748
SST Mid Cap Value Portfolio Class 3                       1.35%        1,897            --     --       --       1,897
SST Mid Cap Value Portfolio Class 3                       1.40%        8,638            (1)    --       --       8,637
SST Real Return Portfolio Class 3                         1.10%       44,619        (6,321)    --       --      38,298
SST Real Return Portfolio Class 3                         1.15%      309,113      (226,806)    --     (337)     81,970
SST Real Return Portfolio Class 3                         1.30%    1,168,364      (957,839)   996       --     211,521
SST Real Return Portfolio Class 3                         1.35%        7,142           (68)    --       --       7,074
SST Real Return Portfolio Class 3                         1.40%      128,252       (68,758)    --       --      59,494
SST Real Return Portfolio Class 3                         1.52%      491,123    (1,331,520)    --     (198)   (840,595)
SST Real Return Portfolio Class 3                         1.55%      487,174      (534,306)    --       --     (47,132)
SST Real Return Portfolio Class 3                         1.65%      664,658      (693,091)    --      (84)    (28,517)
SST Real Return Portfolio Class 3                         1.70%        3,137           (31)    --       --       3,106
SST Real Return Portfolio Class 3                         1.72%       16,516       (19,683)    --       --      (3,167)
SST Real Return Portfolio Class 3                         1.77%      205,968      (524,581)    --       --    (318,613)
SST Real Return Portfolio Class 3                         1.80%       48,979       (72,435)    --       --     (23,456)
SST Real Return Portfolio Class 3                         1.90%      256,009      (347,702)    --       --     (91,693)
SST Real Return Portfolio Class 3                         1.95%        2,583        (7,748)    --       --      (5,165)
SST Real Return Portfolio Class 3                         1.97%          138        (2,502)    --       --      (2,364)
SST Real Return Portfolio Class 3                         2.02%        2,153        (4,602)    --       --      (2,449)
SST Real Return Portfolio Class 3                         2.05%           --          (232)    --       --        (232)
SST Real Return Portfolio Class 3                         2.15%        8,142       (14,038)    --       --      (5,896)
SST Real Return Portfolio Class 3                         2.17%        1,412       (16,030)    --       --     (14,618)
SST Real Return Portfolio Class 3                         2.30%        1,285       (16,710)    --       --     (15,425)
SST Small Cap Portfolio Class 3                           1.10%        8,071            (3)    --       --       8,068
SST Small Cap Portfolio Class 3                           1.35%           --            --     --       --          --
SST Small Cap Portfolio Class 3                           1.40%        2,381            (5)    --       --       2,376
SST Stock Portfolio Class 3                               1.10%       10,110           (50)    --       --      10,060
SST Stock Portfolio Class 3                               1.35%        2,466            --     --       --       2,466
SST Stock Portfolio Class 3                               1.40%       12,160          (101)    --       --      12,059
SST Stock Portfolio Class 3                               1.70%          995            --     --       --         995
VALIC Company I International Equities Index Fund         1.10%      116,110        (9,378)    --       --     106,732
VALIC Company I International Equities Index Fund         1.35%        5,889            --     --       --       5,889
VALIC Company I International Equities Index Fund         1.40%       63,483        (4,066)    --       --      59,417
VALIC Company I Mid Cap Index Fund                        1.10%      120,160        (8,552)    --       --     111,608
VALIC Company I Mid Cap Index Fund                        1.35%        9,994          (435)    --       --       9,559
VALIC Company I Mid Cap Index Fund                        1.40%       34,135        (2,037)    --       --      32,098
VALIC Company I Nasdaq-100 Index Fund                     1.10%       59,400        (6,757)    --       --      52,643
VALIC Company I Nasdaq-100 Index Fund                     1.35%        6,130          (202)    --       --       5,928
VALIC Company I Nasdaq-100 Index Fund                     1.40%       30,487        (4,144)    --       --      26,343
VALIC Company I Small Cap Index Fund                      1.10%      105,998        (9,911)    --       --      96,087
VALIC Company I Small Cap Index Fund                      1.35%        8,680          (419)    --       --       8,261
VALIC Company I Small Cap Index Fund                      1.40%       59,647        (2,489)    --       --      57,158
VALIC Company I Stock Index Fund                          1.10%      573,224      (143,356)    --       --     429,868
VALIC Company I Stock Index Fund                          1.35%       11,092        (1,564)    --       --       9,528
VALIC Company I Stock Index Fund                          1.40%      111,860        (5,211)    --       --     106,649
VALIC Company I Global Social Awareness Fund              1.35%           --            --     --       --          --

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.



                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity
                                                    Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AFIS - Capital Income Builder                        1.40%         707             --      --       --          707
American Funds Asset Allocation Fund Class 2         1.52%     197,348       (610,618)  4,637       --     (408,633)
American Funds Asset Allocation Fund Class 2         1.77%       4,461        (17,971)     --       --      (13,510)
American Funds Asset Allocation Fund Class 3         1.30%      23,029        (80,661)     --   (3,448)     (61,080)
American Funds Asset Allocation Fund Class 3         1.40%         676         (5,948)     --       --       (5,272)
American Funds Cash Management Fund Class 3          1.30%     215,916       (220,218)     --   (4,965)      (9,267)
American Funds Cash Management Fund Class 3          1.40%      12,483        (15,904)     --       --       (3,421)
American Funds Global Growth Fund Class 2            1.52%     243,882     (1,164,815) 16,045       --     (904,888)
American Funds Global Growth Fund Class 2            1.72%      30,384       (220,837)  1,222       --     (189,231)
American Funds Global Growth Fund Class 2            1.77%      12,745        (73,178)     --       --      (60,433)
American Funds Global Growth Fund Class 2            1.97%       3,875        (26,371)     --       --      (22,496)
American Funds Growth Fund Class 2                   1.52%     233,520     (1,838,525) 44,130       --   (1,560,875)
American Funds Growth Fund Class 2                   1.72%      36,723       (363,764)  1,707       --     (325,334)
American Funds Growth Fund Class 2                   1.77%      13,460        (83,180)     --       --      (69,720)
American Funds Growth Fund Class 2                   1.97%       3,791        (33,091)     --       --      (29,300)
American Funds Growth Fund Class 3                   1.30%      12,329        (92,803)     --   (3,602)     (84,076)
American Funds Growth Fund Class 3                   1.40%         192         (2,981)     --       --       (2,789)
American Funds Growth-Income Fund Class 2            1.52%     375,932     (2,340,867) 50,671       --   (1,914,264)
American Funds Growth-Income Fund Class 2            1.72%      45,866       (400,514)     --       --     (354,648)
American Funds Growth-Income Fund Class 2            1.77%      18,708       (133,060)     --       --     (114,352)
American Funds Growth-Income Fund Class 2            1.97%       9,560        (41,194)     --       --      (31,634)
American Funds Growth-Income Fund Class 3            1.30%      22,989       (145,172)     --  (10,647)    (132,830)
American Funds Growth-Income Fund Class 3            1.40%         906         (5,426)     --       --       (4,520)
American Funds High-Income Bond Fund Class 3         1.30%      14,554        (42,717)     --   (1,519)     (29,682)
American Funds High-Income Bond Fund Class 3         1.40%          --           (327)     --       --         (327)
American Funds International Fund Class 3            1.30%       8,420       (103,173)     --   (5,121)     (99,874)
American Funds International Fund Class 3            1.40%           2         (5,142)     --       --       (5,140)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                       1.30%      41,746        (81,653)     --   (3,851)     (43,758)
American Funds US Government AAA-Rated Securities
  Fund Class 3                                       1.40%          --         (6,320)     --       --       (6,320)
AST Asset Allocation Portfolio Class 1               1.52%      44,359       (547,586) 39,600       --     (463,627)
AST Asset Allocation Portfolio Class 1               1.77%          62         (3,242)     --       --       (3,180)
AST Asset Allocation Portfolio Class 2               1.52%       1,920        (81,654)    874       --      (78,860)
AST Asset Allocation Portfolio Class 2               1.72%          61           (432)     --       --         (371)
AST Asset Allocation Portfolio Class 2               1.77%         321         (1,839)     --       --       (1,518)
AST Asset Allocation Portfolio Class 2               1.97%         622        (11,506)     --       --      (10,884)
AST Asset Allocation Portfolio Class 3               1.15%      34,540        (28,860)     --     (863)       4,817
AST Asset Allocation Portfolio Class 3               1.30%      53,644        (28,508)     --       --       25,136
AST Asset Allocation Portfolio Class 3               1.40%       6,550         (1,004)     --       --        5,546
AST Asset Allocation Portfolio Class 3               1.52%      11,184        (53,393)  1,409     (523)     (41,323)
AST Asset Allocation Portfolio Class 3               1.55%       7,920        (17,133)     --       --       (9,213)
AST Asset Allocation Portfolio Class 3               1.65%      23,117        (22,668)     --       --          449
AST Asset Allocation Portfolio Class 3               1.72%      25,935        (77,581)     --       --      (51,646)
AST Asset Allocation Portfolio Class 3               1.77%      17,655        (11,249)     --       --        6,406
AST Asset Allocation Portfolio Class 3               1.80%       1,028         (2,454)     --       --       (1,426)
AST Asset Allocation Portfolio Class 3               1.90%      11,866        (14,207)     --       --       (2,341)
AST Asset Allocation Portfolio Class 3               1.97%       1,722         (2,188)     --       --         (466)
AST Asset Allocation Portfolio Class 3               2.02%          11            (46)     --       --          (35)
AST Asset Allocation Portfolio Class 3               2.15%       2,445         (2,456)     --       --          (11)
AST Asset Allocation Portfolio Class 3               2.17%           4            (99)     --       --          (95)
AST Asset Allocation Portfolio Class 3               2.30%           5            (23)     --       --          (18)
AST Capital Appreciation Portfolio Class 1           1.52%      64,237       (590,960) 16,545       --     (510,178)
AST Capital Appreciation Portfolio Class 1           1.77%         367        (12,497)     --       --      (12,130)
AST Capital Appreciation Portfolio Class 2           1.40%       1,570         (9,355)     --       --       (7,785)
AST Capital Appreciation Portfolio Class 2           1.52%       4,521       (103,903)  3,635       --      (95,747)
AST Capital Appreciation Portfolio Class 2           1.55%         318         (2,740)     --       --       (2,422)
AST Capital Appreciation Portfolio Class 2           1.70%         367         (1,293)     --       --         (926)
AST Capital Appreciation Portfolio Class 2           1.72%           6         (1,931)     --       --       (1,925)
AST Capital Appreciation Portfolio Class 2           1.77%       2,141        (10,365)     --       --       (8,224)
AST Capital Appreciation Portfolio Class 2           1.80%          --         (1,003)     --       --       (1,003)
AST Capital Appreciation Portfolio Class 2           1.95%          --             --      --       --           --
AST Capital Appreciation Portfolio Class 2           1.97%         102         (1,945)     --       --       (1,843)
AST Capital Appreciation Portfolio Class 3           1.15%     217,951       (152,124)  3,296       --       69,123
AST Capital Appreciation Portfolio Class 3           1.30%     374,705       (385,542)     --       --      (10,837)
AST Capital Appreciation Portfolio Class 3           1.40%      70,665        (26,839)     --       --       43,826
AST Capital Appreciation Portfolio Class 3           1.52%      79,461       (671,780)  2,795       --     (589,524)
AST Capital Appreciation Portfolio Class 3           1.55%     252,592       (199,939)     --       --       52,653
AST Capital Appreciation Portfolio Class 3           1.65%     265,282       (264,971)    116       --          427
AST Capital Appreciation Portfolio Class 3           1.72%       9,053       (110,250)     --       --     (101,197)
AST Capital Appreciation Portfolio Class 3           1.77%      29,015       (148,478)     --       --     (119,463)
AST Capital Appreciation Portfolio Class 3           1.80%      15,426        (11,931)     --       --        3,495
AST Capital Appreciation Portfolio Class 3           1.90%     129,748       (154,981)     --       --      (25,233)
AST Capital Appreciation Portfolio Class 3           1.95%       1,816         (6,020)     --       --       (4,204)
AST Capital Appreciation Portfolio Class 3           1.97%       1,276        (15,475)     --       --      (14,199)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
AST Capital Appreciation Portfolio Class 3                2.02%          708        (4,910)     --     --         (4,202)
AST Capital Appreciation Portfolio Class 3                2.05%           --          (301)     --     --           (301)
AST Capital Appreciation Portfolio Class 3                2.15%       23,073        (4,746)     --     --         18,327
AST Capital Appreciation Portfolio Class 3                2.17%          633        (1,059)     --     --           (426)
AST Capital Appreciation Portfolio Class 3                2.30%        6,231        (1,319)     --     --          4,912
AST Government and Quality Bond Portfolio Class 1         1.52%      200,479      (848,293) 29,320     --       (618,494)
AST Government and Quality Bond Portfolio Class 1         1.77%        2,847       (28,917)     --     --        (26,070)
AST Government and Quality Bond Portfolio Class 2         1.52%       29,708      (355,254) 28,899     --       (296,647)
AST Government and Quality Bond Portfolio Class 2         1.72%        1,452       (13,417)     --     --        (11,965)
AST Government and Quality Bond Portfolio Class 2         1.77%       14,120       (48,049)     --     --        (33,929)
AST Government and Quality Bond Portfolio Class 2         1.97%          332        (2,832)     --     --         (2,500)
AST Government and Quality Bond Portfolio Class 3         1.15%      442,623      (380,690)  3,261     --         65,194
AST Government and Quality Bond Portfolio Class 3         1.30%    1,669,881    (1,259,287)     --     --        410,594
AST Government and Quality Bond Portfolio Class 3         1.40%       50,280       (61,297)     --     --        (11,017)
AST Government and Quality Bond Portfolio Class 3         1.52%      595,618    (2,893,662)  7,672     --     (2,290,372)
AST Government and Quality Bond Portfolio Class 3         1.55%      246,565      (327,924)     --     --        (81,359)
AST Government and Quality Bond Portfolio Class 3         1.65%      849,943      (802,747)    543     --         47,739
AST Government and Quality Bond Portfolio Class 3         1.72%      135,547      (514,398)     --     --       (378,851)
AST Government and Quality Bond Portfolio Class 3         1.77%      212,328      (828,542)     --     --       (616,214)
AST Government and Quality Bond Portfolio Class 3         1.80%       56,195       (53,563)     --     --          2,632
AST Government and Quality Bond Portfolio Class 3         1.90%      690,176      (736,492)     --     --        (46,316)
AST Government and Quality Bond Portfolio Class 3         1.95%        7,380       (12,249)     --     --         (4,869)
AST Government and Quality Bond Portfolio Class 3         1.97%       44,452       (48,795)     --     --         (4,343)
AST Government and Quality Bond Portfolio Class 3         2.02%        3,078       (23,893)     --     --        (20,815)
AST Government and Quality Bond Portfolio Class 3         2.05%            5            (5)     --     --             --
AST Government and Quality Bond Portfolio Class 3         2.15%        2,385        (7,091)     --     --         (4,706)
AST Government and Quality Bond Portfolio Class 3         2.17%          475        (3,699)     --     --         (3,224)
AST Government and Quality Bond Portfolio Class 3         2.30%        1,163        (1,654)     --     --           (491)
AST Growth Portfolio Class 1                              1.52%        4,830      (334,872) 14,028     --       (316,014)
AST Growth Portfolio Class 1                              1.77%          179        (5,907)     --     --         (5,728)
AST Growth Portfolio Class 2                              1.52%       21,057       (88,863)  1,482     --        (66,324)
AST Growth Portfolio Class 2                              1.72%           50        (2,542)     --     --         (2,492)
AST Growth Portfolio Class 2                              1.77%        2,723       (11,122)     --     --         (8,399)
AST Growth Portfolio Class 2                              1.97%           26           (51)     --     --            (25)
AST Growth Portfolio Class 3                              1.15%       42,927       (33,615)  1,966     --         11,278
AST Growth Portfolio Class 3                              1.30%       71,168       (61,744)     --     --          9,424
AST Growth Portfolio Class 3                              1.40%        2,127        (4,649)     --     --         (2,522)
AST Growth Portfolio Class 3                              1.52%       24,560      (295,537)  2,063     --       (268,914)
AST Growth Portfolio Class 3                              1.55%       58,411       (19,284)     --     --         39,127
AST Growth Portfolio Class 3                              1.65%       67,128       (28,039)     --    (72)        39,017
AST Growth Portfolio Class 3                              1.72%        3,094       (58,385)     --     --        (55,291)
AST Growth Portfolio Class 3                              1.77%        7,594       (61,230)     --     --        (53,636)
AST Growth Portfolio Class 3                              1.80%            3        (3,888)     --     --         (3,885)
AST Growth Portfolio Class 3                              1.90%       29,520       (28,998)     --     --            522
AST Growth Portfolio Class 3                              1.97%          219        (5,809)     --     --         (5,590)
AST Growth Portfolio Class 3                              2.02%           20          (568)     --     --           (548)
AST Growth Portfolio Class 3                              2.15%          125          (728)     --     --           (603)
AST Natural Resources Portfolio Class 1                   1.52%       37,000      (145,954)    964     --       (107,990)
AST Natural Resources Portfolio Class 1                   1.77%          955        (3,291)     --     --         (2,336)
AST Natural Resources Portfolio Class 2                   1.52%       14,214       (29,346)    254     --        (14,878)
AST Natural Resources Portfolio Class 2                   1.72%          303          (836)     --     --           (533)
AST Natural Resources Portfolio Class 2                   1.77%        5,615        (6,831)     --     --         (1,216)
AST Natural Resources Portfolio Class 2                   1.97%            8          (260)     --     --           (252)
AST Natural Resources Portfolio Class 3                   1.15%       93,318       (52,078)  5,777     --         47,017
AST Natural Resources Portfolio Class 3                   1.30%      242,011      (120,123)  4,393     --        126,281
AST Natural Resources Portfolio Class 3                   1.40%       45,087       (22,377)     --     --         22,710
AST Natural Resources Portfolio Class 3                   1.52%      196,705      (277,415)  1,108     --        (79,602)
AST Natural Resources Portfolio Class 3                   1.55%      162,332       (78,127)     --     --         84,205
AST Natural Resources Portfolio Class 3                   1.65%      227,324      (124,330)     --     --        102,994
AST Natural Resources Portfolio Class 3                   1.72%       30,361       (43,919)     --     --        (13,558)
AST Natural Resources Portfolio Class 3                   1.77%       61,718       (59,842)     --     --          1,876
AST Natural Resources Portfolio Class 3                   1.80%       12,647        (3,676)     --     --          8,971
AST Natural Resources Portfolio Class 3                   1.90%       96,992       (35,940)     --     --         61,052
AST Natural Resources Portfolio Class 3                   1.95%       28,307       (33,552)     --     --         (5,245)
AST Natural Resources Portfolio Class 3                   1.97%        1,481        (6,069)     --     --         (4,588)
AST Natural Resources Portfolio Class 3                   2.02%        7,451        (2,438)     --     --          5,013
AST Natural Resources Portfolio Class 3                   2.05%          691           (86)     --     --            605
AST Natural Resources Portfolio Class 3                   2.15%       14,717        (6,676)     --     --          8,041
AST Natural Resources Portfolio Class 3                   2.17%          520        (2,336)     --     --         (1,816)
AST Natural Resources Portfolio Class 3                   2.30%        2,082        (2,566)     --     --           (484)
Columbia VP Asset Allocation Fund Class 1                 1.52%           39        (3,013)     --     --         (2,974)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Columbia VP Asset Allocation Fund Class 1                 1.77%           1          (132)      --      --        (131)
Columbia VP -Dividend Opportunity Fund Class 1            1.52%         525       (30,652)      --      --     (30,127)
Columbia VP -Dividend Opportunity Fund Class 1            1.77%         101        (2,995)      --      --      (2,894)
Columbia VP Income Opportunities Fund Class 1             1.52%      31,936       (91,206)      17      --     (59,253)
Columbia VP Income Opportunities Fund Class 1             1.72%       5,911       (46,491)      --      --     (40,580)
Columbia VP Income Opportunities Fund Class 1             1.77%       2,740       (22,616)      --      --     (19,876)
Columbia VP Income Opportunities Fund Class 1             1.97%         150        (5,853)      --      --      (5,703)
Columbia VP Income Opportunities Fund Class 1             2.02%          46          (213)      --      --        (167)
Columbia VP Income Opportunities Fund Class 1             2.17%          27        (1,595)      --      --      (1,568)
Columbia VP Marsico 21st Century Fund Class 1             1.52%         118        (3,635)      --      --      (3,517)
Columbia VP Marsico 21st Century Fund Class 1             1.77%           1        (1,044)      --      --      (1,043)
Columbia VP Marsico Focused Equities Fund Class 1         1.52%      40,330      (166,749)     115      --    (126,304)
Columbia VP Marsico Focused Equities Fund Class 1         1.72%      14,760      (109,982)      --      --     (95,222)
Columbia VP Marsico Focused Equities Fund Class 1         1.77%      21,718       (52,705)      --      --     (30,987)
Columbia VP Marsico Focused Equities Fund Class 1         1.97%         335        (6,509)      --      --      (6,174)
Columbia VP Marsico Focused Equities Fund Class 1         2.02%          22          (125)      --      --        (103)
Columbia VP Marsico Focused Equities Fund Class 1         2.17%           2            (6)      --      --          (4)
Columbia VP Marsico Growth Fund Class 1                   1.52%       1,046       (25,014)      --      --     (23,968)
Columbia VP Marsico Growth Fund Class 1                   1.77%         188        (1,241)      --      --      (1,053)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.52%       6,451       (20,253)      --      --     (13,802)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                 1.77%         338          (641)      --      --        (303)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.52%          67        (1,715)      --      --      (1,648)
Columbia VP Mid Cap Growth Opportunity Fund Class 1       1.77%          76        (1,192)      --      --      (1,116)
Columbia VP Small Company Growth Fund Class 1             1.52%       3,492        (6,574)      --      --      (3,082)
Columbia VP Small Company Growth Fund Class 1             1.77%         452          (710)      --      --        (258)
Franklin Income Securities Fund Class 2                   1.10%         185            (2)      --      --         183
Franklin Income Securities Fund Class 2                   1.15%     405,868      (123,790)     383      --     282,461
Franklin Income Securities Fund Class 2                   1.30%     683,188      (455,597)   3,805      --     231,396
Franklin Income Securities Fund Class 2                   1.40%      61,947       (18,893)      --      --      43,054
Franklin Income Securities Fund Class 2                   1.52%     518,528      (714,024)      --      --    (195,496)
Franklin Income Securities Fund Class 2                   1.55%     399,840      (199,976)      --      --     199,864
Franklin Income Securities Fund Class 2                   1.65%     451,830      (303,654)      --      --     148,176
Franklin Income Securities Fund Class 2                   1.77%     125,445      (205,154)      --      --     (79,709)
Franklin Income Securities Fund Class 2                   1.80%      42,532        (7,562)      --      --      34,970
Franklin Income Securities Fund Class 2                   1.90%     194,229      (121,755)      --      --      72,474
Franklin Income Securities Fund Class 2                   1.95%       6,401       (12,414)      --      --      (6,013)
Franklin Income Securities Fund Class 2                   2.02%       3,794        (9,803)      --      --      (6,009)
Franklin Income Securities Fund Class 2                   2.15%      17,266       (26,077)      --      --      (8,811)
Franklin Income Securities Fund Class 2                   2.17%       2,519        (2,494)      --      --          25
Franklin Income Securities Fund Class 2                   2.30%         319        (5,490)      --      --      (5,171)
Franklin Strategic Income VIP Fund                        1.40%       1,071           (12)      --      --       1,059
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.15%      30,196       (23,874)      --      --       6,322
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.30%     213,174       (74,666)      --      --     138,508
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.40%      27,184        (3,382)      --      --      23,802
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.52%     165,398      (335,068)      --      --    (169,670)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.55%     180,988       (49,308)      --      --     131,680
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.65%     204,771       (64,932)      --      --     139,839
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.77%      45,744      (134,632)      --      --     (88,888)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.80%      19,685          (935)      --      --      18,750
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.90%     109,144       (34,530)      --      --      74,614
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 1.95%       2,746        (5,167)      --      --      (2,421)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.02%       1,665        (9,236)      --      --      (7,571)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.15%         223        (2,965)      --      --      (2,742)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.17%         991          (231)      --      --         760
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                 2.30%      12,402          (729)      --      --      11,673
Invesco VI American Franchise Fund Series II              1.15%      17,023        (1,259)      --      --      15,764
Invesco VI American Franchise Fund Series II              1.30%      20,601       (15,746)      --      --       4,855
Invesco VI American Franchise Fund Series II              1.40%       1,303        (4,418)      --      --      (3,115)
Invesco VI American Franchise Fund Series II              1.52%       7,339      (150,726)  17,764    (170)   (125,793)
Invesco VI American Franchise Fund Series II              1.55%      31,177        (9,537)      --      --      21,640
Invesco VI American Franchise Fund Series II              1.65%       8,397       (37,457)      --      --     (29,060)
Invesco VI American Franchise Fund Series II              1.72%       5,249       (24,515)      --      --     (19,266)
Invesco VI American Franchise Fund Series II              1.77%      19,897       (72,889)      --      --     (52,992)
Invesco VI American Franchise Fund Series II              1.80%       2,584           (86)      --      --       2,498
Invesco VI American Franchise Fund Series II              1.90%       7,111        (7,133)      --      --         (22)
Invesco VI American Franchise Fund Series II              1.97%          18        (2,203)      --      --      (2,185)
Invesco VI American Franchise Fund Series II              2.02%          39          (806)      --      --        (767)
Invesco VI American Franchise Fund Series II              2.05%          --           (16)      --      --         (16)
Invesco VI American Franchise Fund Series II              2.15%           7           (19)      --      --         (12)
Invesco VI American Franchise Fund Series II              2.30%       4,903        (4,312)      --      --         591
Invesco VI Comstock Fund Series II                        1.15%     136,436       (84,519)   1,300      --      53,217
Invesco VI Comstock Fund Series II                        1.30%     454,033      (485,536)      --      --     (31,503)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
Invesco VI Comstock Fund Series II                        1.40%      77,155        (29,097)     --     --         48,058
Invesco VI Comstock Fund Series II                        1.52%     406,519     (2,032,448)  7,793    (64)    (1,618,200)
Invesco VI Comstock Fund Series II                        1.55%     154,059       (242,912)     --     --        (88,853)
Invesco VI Comstock Fund Series II                        1.65%     260,154       (298,196)    313     --        (37,729)
Invesco VI Comstock Fund Series II                        1.70%       1,795         (4,721)     --     --         (2,926)
Invesco VI Comstock Fund Series II                        1.72%      41,633       (125,268)     --     --        (83,635)
Invesco VI Comstock Fund Series II                        1.77%     120,015       (478,321)     --     --       (358,306)
Invesco VI Comstock Fund Series II                        1.80%      10,327        (14,335)     --     --         (4,008)
Invesco VI Comstock Fund Series II                        1.90%     130,970       (199,593)     --     --        (68,623)
Invesco VI Comstock Fund Series II                        1.95%       3,390        (10,704)     --     --         (7,314)
Invesco VI Comstock Fund Series II                        1.97%       4,285        (11,319)     --     --         (7,034)
Invesco VI Comstock Fund Series II                        2.02%       1,501        (12,938)     --     --        (11,437)
Invesco VI Comstock Fund Series II                        2.05%           2            (38)     --     --            (36)
Invesco VI Comstock Fund Series II                        2.15%       1,558         (2,360)     --     --           (802)
Invesco VI Comstock Fund Series II                        2.17%       2,616         (6,962)     --     --         (4,346)
Invesco VI Comstock Fund Series II                        2.30%       2,444         (6,995)     --     --         (4,551)
Invesco VI Growth and Income Fund Series II               1.15%     130,260       (119,214)  4,210     --         15,256
Invesco VI Growth and Income Fund Series II               1.30%     417,495       (553,829)     --     --       (136,334)
Invesco VI Growth and Income Fund Series II               1.40%      75,529        (48,259)     --     --         27,270
Invesco VI Growth and Income Fund Series II               1.52%     271,423     (2,866,136) 17,278     --     (2,577,435)
Invesco VI Growth and Income Fund Series II               1.55%     159,630       (308,497)     --     --       (148,867)
Invesco VI Growth and Income Fund Series II               1.65%     259,516       (296,653)    359     --        (36,778)
Invesco VI Growth and Income Fund Series II               1.72%      34,731       (277,440)     --     --       (242,709)
Invesco VI Growth and Income Fund Series II               1.77%     105,254       (723,353)     --     --       (618,099)
Invesco VI Growth and Income Fund Series II               1.80%      18,511        (22,291)     --     --         (3,780)
Invesco VI Growth and Income Fund Series II               1.90%     130,048       (267,253)     --     --       (137,205)
Invesco VI Growth and Income Fund Series II               1.95%       2,534         (8,099)     --     --         (5,565)
Invesco VI Growth and Income Fund Series II               1.97%       1,620        (27,435)     --     --        (25,815)
Invesco VI Growth and Income Fund Series II               2.02%       1,475         (5,495)     --     --         (4,020)
Invesco VI Growth and Income Fund Series II               2.05%           2            (16)     --     --            (14)
Invesco VI Growth and Income Fund Series II               2.15%         327         (3,340)     --     --         (3,013)
Invesco VI Growth and Income Fund Series II               2.17%          81         (6,529)     --     --         (6,448)
Invesco VI Growth and Income Fund Series II               2.30%         924         (7,838)     --     --         (6,914)
Ivy Funds VIP Asset Strategy                              1.40%       1,082             (5)     --     --          1,077
Lord Abbett Growth and Income Portfolio Class VC          1.15%      49,297        (54,438)    456     --         (4,685)
Lord Abbett Growth and Income Portfolio Class VC          1.30%     108,304       (262,269)     --     --       (153,965)
Lord Abbett Growth and Income Portfolio Class VC          1.40%      14,224        (28,209)     --     --        (13,985)
Lord Abbett Growth and Income Portfolio Class VC          1.52%     173,169     (1,702,626) 30,298     --     (1,499,159)
Lord Abbett Growth and Income Portfolio Class VC          1.55%     117,705       (143,918)     --     --        (26,213)
Lord Abbett Growth and Income Portfolio Class VC          1.65%     111,411       (168,439)     --    (42)       (57,070)
Lord Abbett Growth and Income Portfolio Class VC          1.72%       6,546       (135,704)     --     --       (129,158)
Lord Abbett Growth and Income Portfolio Class VC          1.77%      43,718       (452,685)     --     --       (408,967)
Lord Abbett Growth and Income Portfolio Class VC          1.80%       2,746         (9,001)     --     --         (6,255)
Lord Abbett Growth and Income Portfolio Class VC          1.90%      74,422       (172,000)     --     --        (97,578)
Lord Abbett Growth and Income Portfolio Class VC          1.95%       1,043         (6,541)     --     --         (5,498)
Lord Abbett Growth and Income Portfolio Class VC          1.97%         196         (9,239)     --     --         (9,043)
Lord Abbett Growth and Income Portfolio Class VC          2.02%         784         (4,005)     --     --         (3,221)
Lord Abbett Growth and Income Portfolio Class VC          2.05%           2             (6)     --     --             (4)
Lord Abbett Growth and Income Portfolio Class VC          2.15%       2,093         (2,197)     --     --           (104)
Lord Abbett Growth and Income Portfolio Class VC          2.17%          91         (2,622)     --     --         (2,531)
Lord Abbett Growth and Income Portfolio Class VC          2.30%         374         (6,884)     --     --         (6,510)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.52%      19,767       (230,899)  2,172     --       (208,960)
Lord Abbett Mid Cap Stock Portfolio Class VC              1.77%         389        (20,502)     --     --        (20,113)
Principal Diversified International Account Class 1       1.40%     (31,832)       (37,156) 34,243     --        (34,745)
Principal Diversified International Account Class 1       1.55%         311           (457)     --     --           (146)
Principal Diversified International Account Class 1       1.80%          93            (42)     --     --             51
Principal Diversified International Account Class 2       1.55%       1,497        (11,123)     --     --         (9,626)
Principal Diversified International Account Class 2       1.70%         711           (263)     --     --            448
Principal Diversified International Account Class 2       1.95%          --             --      --     --             --
Principal Equity Income Account Class 1                   1.40%     (24,443)      (130,433) 27,992     --       (126,884)
Principal Equity Income Account Class 1                   1.55%       2,760        (28,941)     --     --        (26,181)
Principal Equity Income Account Class 1                   1.80%          84         (6,415)     --     --         (6,331)
Principal Equity Income Account Class 2                   1.52%         476        (25,292)     --     --        (24,816)
Principal Equity Income Account Class 2                   1.55%       6,721        (55,134)     --     --        (48,413)
Principal Equity Income Account Class 2                   1.70%       3,450         (2,060)     --     --          1,390
Principal Equity Income Account Class 2                   1.77%         117           (985)     --     --           (868)
Principal Equity Income Account Class 2                   1.95%         325           (382)     --     --            (57)
Principal Government & High Quality Bond Class 1          1.40%         786        (24,745)    371     --        (23,588)
Principal Government & High Quality Bond Class 1          1.55%          --        (12,961)     --     --        (12,961)
Principal Government & High Quality Bond Class 1          1.80%          89         (3,242)     --     --         (3,153)
Principal Government & High Quality Bond Class 2          1.55%         611        (11,037)     --     --        (10,426)
Principal Government & High Quality Bond Class 2          1.70%          --           (104)     --     --           (104)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal Government & High Quality Bond Class 2          1.95%         556          (207)      --     --          349
Principal Income Account Class 1                          1.40%       2,165       (86,950)     191     --      (84,594)
Principal Income Account Class 1                          1.55%       2,441        (6,742)      --     --       (4,301)
Principal Income Account Class 1                          1.80%         417       (14,730)      --     --      (14,313)
Principal Income Account Class 2                          1.55%     (10,945)      (33,391)  11,840     --      (32,496)
Principal Income Account Class 2                          1.70%         343        (4,813)      --     --       (4,470)
Principal Income Account Class 2                          1.95%          --            (2)      --     --           (2)
Principal LargeCap Blend Account II Class 1               1.40%       3,345       (14,345)     214     --      (10,786)
Principal LargeCap Blend Account II Class 1               1.55%          37          (877)      --     --         (840)
Principal LargeCap Blend Account II Class 1               1.80%          32        (2,394)      --     --       (2,362)
Principal LargeCap Blend Account II Class 2               1.55%       3,246        (5,815)      --     --       (2,569)
Principal LargeCap Blend Account II Class 2               1.70%          47          (250)      --     --         (203)
Principal LargeCap Blend Account II Class 2               1.95%          --            (1)      --     --           (1)
Principal LargeCap Growth Account Class 1                 1.40%         228        (3,431)      --     --       (3,203)
Principal LargeCap Growth Account Class 1                 1.55%          --          (879)      --     --         (879)
Principal LargeCap Growth Account Class 1                 1.80%      18,843        (1,066)      --     --       17,777
Principal LargeCap Growth Account Class 2                 1.55%       1,704        (7,088)      --     --       (5,384)
Principal LargeCap Growth Account Class 2                 1.70%          91          (754)      --     --         (663)
Principal LargeCap Growth Account Class 2                 1.95%          --            --       --     --           --
Principal Money Market Account Class 1                    1.40%      32,015       (90,300)     116     --      (58,169)
Principal Money Market Account Class 1                    1.55%      18,721       (39,847)      --     --      (21,126)
Principal Money Market Account Class 1                    1.80%      48,612        (4,494)      --     --       44,118
Principal Money Market Account Class 2                    1.55%      (4,598)      (28,102)   5,151     --      (27,549)
Principal Money Market Account Class 2                    1.70%          --       (13,218)      --     --      (13,218)
Principal Money Market Account Class 2                    1.95%          --          (121)      --     --         (121)
Principal PVC Capital Appreciation Account Class 1        1.40%     (20,805)      (66,944)  22,413     --      (65,336)
Principal PVC Capital Appreciation Account Class 1        1.55%       2,570       (13,057)      --     --      (10,487)
Principal PVC Capital Appreciation Account Class 1        1.80%         115        (6,355)      --     --       (6,240)
Principal PVC MidCap Blend Acct Class 1                   1.40%          11       (11,527)      72     --      (11,444)
Principal PVC MidCap Blend Acct Class 1                   1.55%          25        (1,528)      --     --       (1,503)
Principal PVC MidCap Blend Acct Class 1                   1.80%          11        (1,463)      --     --       (1,452)
Principal PVC MidCap Blend Acct Class 2                   1.55%           2        (1,555)      --     --       (1,553)
Principal PVC MidCap Blend Acct Class 2                   1.70%           6          (344)      --     --         (338)
Principal PVC MidCap Blend Acct Class 2                   1.95%          --          (403)      --     --         (403)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.55%         327       (10,970)      --     --      (10,643)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.70%          --          (383)      --     --         (383)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                 1.95%         246          (221)      --     --           25
Principal Real Estate Securities Account Class 1          1.40%         713        (4,387)      --     --       (3,674)
Principal Real Estate Securities Account Class 1          1.55%          --        (1,168)      --     --       (1,168)
Principal Real Estate Securities Account Class 1          1.80%          --            --       --     --           --
Principal Real Estate Securities Account Class 2          1.55%           6        (1,029)      --     --       (1,023)
Principal Real Estate Securities Account Class 2          1.70%          21          (399)      --     --         (378)
Principal SAM Balanced Portfolio Class 1                  1.40%       5,496      (367,680)   1,317     --     (360,867)
Principal SAM Balanced Portfolio Class 1                  1.52%      19,483       (53,149)      --     --      (33,666)
Principal SAM Balanced Portfolio Class 1                  1.55%       1,866      (114,276)      --     --     (112,410)
Principal SAM Balanced Portfolio Class 1                  1.77%       1,666       (12,420)      --     --      (10,754)
Principal SAM Balanced Portfolio Class 1                  1.80%       2,348       (74,878)      --     --      (72,530)
Principal SAM Balanced Portfolio Class 2                  1.52%      22,840      (258,823)      --    (78)    (236,061)
Principal SAM Balanced Portfolio Class 2                  1.55%       2,384      (112,369)   4,317     --     (105,668)
Principal SAM Balanced Portfolio Class 2                  1.70%         406       (52,782)      --     --      (52,376)
Principal SAM Balanced Portfolio Class 2                  1.77%       7,417       (17,548)      --     --      (10,131)
Principal SAM Balanced Portfolio Class 2                  1.95%          --       (37,150)      --     --      (37,150)
Principal SAM Conservative Balanced Portfolio Class 1     1.40%        (333)      (59,905)     751     --      (59,487)
Principal SAM Conservative Balanced Portfolio Class 1     1.55%       1,216       (35,455)      --     --      (34,239)
Principal SAM Conservative Balanced Portfolio Class 1     1.80%           9       (17,358)      --     --      (17,349)
Principal SAM Conservative Balanced Portfolio Class 2     1.52%          11          (356)      --     --         (345)
Principal SAM Conservative Balanced Portfolio Class 2     1.55%       4,243       (86,486)      --     --      (82,243)
Principal SAM Conservative Balanced Portfolio Class 2     1.70%          25          (867)      --     --         (842)
Principal SAM Conservative Balanced Portfolio Class 2     1.77%          --            --       --     --           --
Principal SAM Conservative Balanced Portfolio Class 2     1.95%         471        (1,511)      --     --       (1,040)
Principal SAM Conservative Growth Portfolio Class 1       1.40%      (4,859)     (110,244)   8,461     --     (106,642)
Principal SAM Conservative Growth Portfolio Class 1       1.52%       1,851       (21,889)      --     --      (20,038)
Principal SAM Conservative Growth Portfolio Class 1       1.55%       3,052       (55,852)      --     --      (52,800)
Principal SAM Conservative Growth Portfolio Class 1       1.77%       3,605        (3,881)      --     --         (276)
Principal SAM Conservative Growth Portfolio Class 1       1.80%         203       (54,921)      --     --      (54,718)
Principal SAM Conservative Growth Portfolio Class 2       1.52%      30,705      (146,917)      --     --     (116,212)
Principal SAM Conservative Growth Portfolio Class 2       1.55%      13,327       (68,634)      --     --      (55,307)
Principal SAM Conservative Growth Portfolio Class 2       1.70%       2,016       (60,906)      --     --      (58,890)
Principal SAM Conservative Growth Portfolio Class 2       1.77%       1,321        (2,553)      --     --       (1,232)
Principal SAM Conservative Growth Portfolio Class 2       1.95%          --        (3,538)      --     --       (3,538)
Principal SAM Flexible Income Portfolio Class 1           1.40%      (2,419)      (71,274)   2,841     --      (70,852)
Principal SAM Flexible Income Portfolio Class 1           1.55%       6,476        (6,852)      --     --         (376)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
Principal SAM Flexible Income Portfolio Class 1           1.80%          13       (36,332)      --     --      (36,319)
Principal SAM Flexible Income Portfolio Class 2           1.52%          33          (747)      --     --         (714)
Principal SAM Flexible Income Portfolio Class 2           1.55%      (8,788)      (60,680)   9,062     --      (60,406)
Principal SAM Flexible Income Portfolio Class 2           1.70%          --       (18,848)      --     --      (18,848)
Principal SAM Flexible Income Portfolio Class 2           1.95%         410          (909)      --     --         (499)
Principal SAM Strategic Growth Portfolio Class 1          1.40%      16,893       (84,220)   7,133     --      (60,194)
Principal SAM Strategic Growth Portfolio Class 1          1.52%       1,447        (6,919)      --     --       (5,472)
Principal SAM Strategic Growth Portfolio Class 1          1.55%       9,406       (21,289)      --     --      (11,883)
Principal SAM Strategic Growth Portfolio Class 1          1.77%          66          (746)      --     --         (680)
Principal SAM Strategic Growth Portfolio Class 1          1.80%           2       (13,115)      --     --      (13,113)
Principal SAM Strategic Growth Portfolio Class 2          1.52%       2,822       (34,308)      --     --      (31,486)
Principal SAM Strategic Growth Portfolio Class 2          1.55%         795       (19,876)      --     --      (19,081)
Principal SAM Strategic Growth Portfolio Class 2          1.70%           1       (12,998)      --     --      (12,997)
Principal SAM Strategic Growth Portfolio Class 2          1.77%          70        (6,007)      --     --       (5,937)
Principal SAM Strategic Growth Portfolio Class 2          1.95%          12          (499)      --     --         (487)
Principal Short-Term Income Account Class 1               1.40%        (105)      (14,892)     373     --      (14,624)
Principal Short-Term Income Account Class 1               1.55%           1        (3,797)      --     --       (3,796)
Principal Short-Term Income Account Class 1               1.80%          --           (29)      --     --          (29)
Principal Short-Term Income Account Class 2               1.55%         138        (1,732)      --     --       (1,594)
Principal Short-Term Income Account Class 2               1.70%         207          (422)      --     --         (215)
Principal Short-Term Income Account Class 2               1.95%          --          (208)      --     --         (208)
Principal SmallCap Growth Account II Class 1              1.40%       2,840        (8,574)      93     --       (5,641)
Principal SmallCap Growth Account II Class 1              1.55%         616          (627)      --     --          (11)
Principal SmallCap Growth Account II Class 1              1.80%           2           (16)      --     --          (14)
Principal SmallCap Growth Account II Class 2              1.55%         547          (996)      --     --         (449)
Principal SmallCap Growth Account II Class 2              1.70%         306          (475)      --     --         (169)
Principal SmallCap Growth Account II Class 2              1.95%          --           (51)      --     --          (51)
Principal SmallCap Value Account I Class 1                1.40%          24        (5,438)      --     --       (5,414)
Principal SmallCap Value Account I Class 1                1.55%          11          (294)      --     --         (283)
Principal SmallCap Value Account I Class 1                1.80%          --            --       --     --           --
Principal SmallCap Value Account I Class 2                1.55%         100          (767)      --     --         (667)
Principal SmallCap Value Account I Class 2                1.70%       2,229          (213)      --     --        2,016
SAST Aggressive Growth Portfolio Class 1                  1.52%      64,516      (437,620)  10,768     --     (362,336)
SAST Aggressive Growth Portfolio Class 1                  1.77%         189        (2,043)      --     --       (1,854)
SAST Aggressive Growth Portfolio Class 2                  1.52%       3,261       (20,920)      --     --      (17,659)
SAST Aggressive Growth Portfolio Class 2                  1.72%          28        (1,853)      --     --       (1,825)
SAST Aggressive Growth Portfolio Class 2                  1.77%       2,063        (4,893)      --     --       (2,830)
SAST Aggressive Growth Portfolio Class 2                  1.97%           1            --       --     --            1
SAST Aggressive Growth Portfolio Class 3                  1.15%      28,341       (21,639)      --     --        6,702
SAST Aggressive Growth Portfolio Class 3                  1.30%      65,544       (34,488)      --     --       31,056
SAST Aggressive Growth Portfolio Class 3                  1.40%      13,137        (5,767)      --     --        7,370
SAST Aggressive Growth Portfolio Class 3                  1.52%      98,033      (224,242)      --     --     (126,209)
SAST Aggressive Growth Portfolio Class 3                  1.55%      65,108       (45,553)      --     --       19,555
SAST Aggressive Growth Portfolio Class 3                  1.65%     169,147       (52,658)      --     --      116,489
SAST Aggressive Growth Portfolio Class 3                  1.72%       2,268        (9,124)      --     --       (6,856)
SAST Aggressive Growth Portfolio Class 3                  1.77%      46,002       (66,864)      --     --      (20,862)
SAST Aggressive Growth Portfolio Class 3                  1.80%         552        (2,401)      --     --       (1,849)
SAST Aggressive Growth Portfolio Class 3                  1.90%      78,178       (27,949)      --     --       50,229
SAST Aggressive Growth Portfolio Class 3                  1.95%          --            --       --     --           --
SAST Aggressive Growth Portfolio Class 3                  1.97%          51          (942)      --     --         (891)
SAST Aggressive Growth Portfolio Class 3                  2.02%          52           (55)      --     --           (3)
SAST Aggressive Growth Portfolio Class 3                  2.15%       1,457          (526)      --     --          931
SAST Aggressive Growth Portfolio Class 3                  2.17%          62           (19)      --     --           43
SAST Aggressive Growth Portfolio Class 3                  2.30%          --           (75)      --     --          (75)
SAST Alliance Growth Portfolio Class 1                    1.52%      76,775      (542,660)  13,747     --     (452,138)
SAST Alliance Growth Portfolio Class 1                    1.77%          81        (4,830)      --     --       (4,749)
SAST Alliance Growth Portfolio Class 2                    1.40%          (1)       (1,631)      17     --       (1,615)
SAST Alliance Growth Portfolio Class 2                    1.52%       6,931       (71,615)     877     --      (63,807)
SAST Alliance Growth Portfolio Class 2                    1.55%         399        (2,771)      --     --       (2,372)
SAST Alliance Growth Portfolio Class 2                    1.70%          52          (229)      --     --         (177)
SAST Alliance Growth Portfolio Class 2                    1.72%           5          (707)      --     --         (702)
SAST Alliance Growth Portfolio Class 2                    1.77%         709       (12,681)      --     --      (11,972)
SAST Alliance Growth Portfolio Class 2                    1.80%          --            (5)      --     --           (5)
SAST Alliance Growth Portfolio Class 2                    1.97%          39          (609)      --     --         (570)
SAST Alliance Growth Portfolio Class 3                    1.15%      53,553       (31,164)   2,883     --       25,272
SAST Alliance Growth Portfolio Class 3                    1.30%      95,358       (65,650)      --     --       29,708
SAST Alliance Growth Portfolio Class 3                    1.40%      15,167       (24,407)      --     --       (9,240)
SAST Alliance Growth Portfolio Class 3                    1.52%      40,310      (354,463)   1,651     --     (312,502)
SAST Alliance Growth Portfolio Class 3                    1.55%      48,307       (52,008)      --     --       (3,701)
SAST Alliance Growth Portfolio Class 3                    1.65%     114,081       (34,180)      --     --       79,901
SAST Alliance Growth Portfolio Class 3                    1.72%       7,531       (89,353)      --     --      (81,822)
SAST Alliance Growth Portfolio Class 3                    1.77%      11,347       (44,640)      --     --      (33,293)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Alliance Growth Portfolio Class 3                    1.80%       1,513         (1,100)     --     --            413
SAST Alliance Growth Portfolio Class 3                    1.90%      34,742         (8,761)     --     --         25,981
SAST Alliance Growth Portfolio Class 3                    1.95%       5,359         (1,206)     --     --          4,153
SAST Alliance Growth Portfolio Class 3                    1.97%         195         (4,123)     --     --         (3,928)
SAST Alliance Growth Portfolio Class 3                    2.02%       5,466         (7,569)     --     --         (2,103)
SAST Alliance Growth Portfolio Class 3                    2.15%       7,200         (1,152)     --     --          6,048
SAST Alliance Growth Portfolio Class 3                    2.17%           1           (102)     --     --           (101)
SAST Alliance Growth Portfolio Class 3                    2.30%      11,122           (892)     --     --         10,230
SAST American Funds Asset Allocation Portfolio Class 3    1.15%     363,614       (271,819) 10,909     --        102,704
SAST American Funds Asset Allocation Portfolio Class 3    1.30%     611,210       (242,647)     --     --        368,563
SAST American Funds Asset Allocation Portfolio Class 3    1.40%     100,929        (76,454)     --     --         24,475
SAST American Funds Asset Allocation Portfolio Class 3    1.52%     174,495       (590,007)     --     --       (415,512)
SAST American Funds Asset Allocation Portfolio Class 3    1.55%     301,857       (163,190)     --     --        138,667
SAST American Funds Asset Allocation Portfolio Class 3    1.65%     517,648       (348,309)     --     --        169,339
SAST American Funds Asset Allocation Portfolio Class 3    1.72%       1,188           (873)     --     --            315
SAST American Funds Asset Allocation Portfolio Class 3    1.77%     127,475       (331,241)     --     --       (203,766)
SAST American Funds Asset Allocation Portfolio Class 3    1.80%      34,338        (15,789)     --     --         18,549
SAST American Funds Asset Allocation Portfolio Class 3    1.90%     165,626        (83,935)     --     --         81,691
SAST American Funds Asset Allocation Portfolio Class 3    1.95%       5,581         (1,765)     --     --          3,816
SAST American Funds Asset Allocation Portfolio Class 3    1.97%       2,078             --      --     --          2,078
SAST American Funds Asset Allocation Portfolio Class 3    2.02%       1,387         (9,758)     --     --         (8,371)
SAST American Funds Asset Allocation Portfolio Class 3    2.15%       4,690         (5,566)     --     --           (876)
SAST American Funds Asset Allocation Portfolio Class 3    2.17%       2,810            (12)     --     --          2,798
SAST American Funds Asset Allocation Portfolio Class 3    2.30%         238            (34)     --     --            204
SAST American Funds Global Growth Portfolio Class 3       1.10%         221             --      --     --            221
SAST American Funds Global Growth Portfolio Class 3       1.15%     278,615       (191,684)  3,705     --         90,636
SAST American Funds Global Growth Portfolio Class 3       1.30%     594,128       (661,181)     --     --        (67,053)
SAST American Funds Global Growth Portfolio Class 3       1.40%     104,728       (100,071)     --     --          4,657
SAST American Funds Global Growth Portfolio Class 3       1.52%     424,377     (1,742,513)    422     --     (1,317,714)
SAST American Funds Global Growth Portfolio Class 3       1.55%     361,770       (333,635)     --     --         28,135
SAST American Funds Global Growth Portfolio Class 3       1.65%     481,179       (359,104)    448     --        122,523
SAST American Funds Global Growth Portfolio Class 3       1.72%       4,871         (4,701)     --     --            170
SAST American Funds Global Growth Portfolio Class 3       1.77%     233,943       (811,375)     --     --       (577,432)
SAST American Funds Global Growth Portfolio Class 3       1.80%      20,139        (15,686)     --     --          4,453
SAST American Funds Global Growth Portfolio Class 3       1.90%     201,535       (258,536)     --     --        (57,001)
SAST American Funds Global Growth Portfolio Class 3       1.95%       6,618        (14,855)     --     --         (8,237)
SAST American Funds Global Growth Portfolio Class 3       1.97%          --             --      --     --             --
SAST American Funds Global Growth Portfolio Class 3       2.02%       3,365        (13,407)     --     --        (10,042)
SAST American Funds Global Growth Portfolio Class 3       2.05%         115            (19)     --     --             96
SAST American Funds Global Growth Portfolio Class 3       2.15%      12,529         (2,818)     --     --          9,711
SAST American Funds Global Growth Portfolio Class 3       2.17%       2,786        (11,306)     --     --         (8,520)
SAST American Funds Global Growth Portfolio Class 3       2.30%       2,502        (50,607)     --     --        (48,105)
SAST American Funds Growth Portfolio Class 3              1.15%     301,257       (163,848)  1,396     --        138,805
SAST American Funds Growth Portfolio Class 3              1.30%     457,913       (425,319)     --     --         32,594
SAST American Funds Growth Portfolio Class 3              1.40%      88,474        (83,167)     --     --          5,307
SAST American Funds Growth Portfolio Class 3              1.52%     235,428     (1,618,093)    152     --     (1,382,513)
SAST American Funds Growth Portfolio Class 3              1.55%     352,252       (223,161)     --     --        129,091
SAST American Funds Growth Portfolio Class 3              1.65%     560,351       (380,058)    159     --        180,452
SAST American Funds Growth Portfolio Class 3              1.72%       2,482        (11,435)     --     --         (8,953)
SAST American Funds Growth Portfolio Class 3              1.77%     113,012       (749,533)     --     --       (636,521)
SAST American Funds Growth Portfolio Class 3              1.80%      14,980        (10,406)     --     --          4,574
SAST American Funds Growth Portfolio Class 3              1.90%     156,655       (200,841)     --     --        (44,186)
SAST American Funds Growth Portfolio Class 3              1.95%       1,788         (7,742)     --     --         (5,954)
SAST American Funds Growth Portfolio Class 3              2.02%       3,426        (33,196)     --     --        (29,770)
SAST American Funds Growth Portfolio Class 3              2.05%           2            (25)     --     --            (23)
SAST American Funds Growth Portfolio Class 3              2.15%       5,815         (3,276)     --     --          2,539
SAST American Funds Growth Portfolio Class 3              2.17%       2,581         (5,111)     --     --         (2,530)
SAST American Funds Growth Portfolio Class 3              2.30%      49,676         (5,004)     --     --         44,672
SAST American Funds Growth-Income Portfolio Class 3       1.10%         615             (3)     --     --            612
SAST American Funds Growth-Income Portfolio Class 3       1.15%     462,384       (309,484) 10,187     --        163,087
SAST American Funds Growth-Income Portfolio Class 3       1.30%     480,870       (328,353)     --     --        152,517
SAST American Funds Growth-Income Portfolio Class 3       1.40%     102,068        (96,851)     --     --          5,217
SAST American Funds Growth-Income Portfolio Class 3       1.52%     195,215     (1,525,927)     55     --     (1,330,657)
SAST American Funds Growth-Income Portfolio Class 3       1.55%     277,681       (153,073)     --     --        124,608
SAST American Funds Growth-Income Portfolio Class 3       1.65%     448,570       (201,886)     37     --        246,721
SAST American Funds Growth-Income Portfolio Class 3       1.72%       2,071        (17,609)     --     --        (15,538)
SAST American Funds Growth-Income Portfolio Class 3       1.77%      85,855       (604,387)     --     --       (518,532)
SAST American Funds Growth-Income Portfolio Class 3       1.80%      13,975         (6,888)     --     --          7,087
SAST American Funds Growth-Income Portfolio Class 3       1.90%     222,915       (163,640)     --     --         59,275
SAST American Funds Growth-Income Portfolio Class 3       1.95%       1,197        (15,850)     --     --        (14,653)
SAST American Funds Growth-Income Portfolio Class 3       1.97%          --           (105)     --     --           (105)
SAST American Funds Growth-Income Portfolio Class 3       2.02%       3,240        (21,644)     --     --        (18,404)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST American Funds Growth-Income Portfolio Class 3       2.05%           --           (38)     --      --         (38)
SAST American Funds Growth-Income Portfolio Class 3       2.15%        4,456        (6,597)     --      --      (2,141)
SAST American Funds Growth-Income Portfolio Class 3       2.17%        1,270        (3,181)     --      --      (1,911)
SAST American Funds Growth-Income Portfolio Class 3       2.30%          101        (2,647)     --      --      (2,546)
SAST Balanced Portfolio Class 1                           1.52%      141,695      (335,077) 20,236      --    (173,146)
SAST Balanced Portfolio Class 1                           1.77%        1,855       (16,101)     --      --     (14,246)
SAST Balanced Portfolio Class 2                           1.52%       14,550       (50,167)  5,344      --     (30,273)
SAST Balanced Portfolio Class 2                           1.72%           30        (1,899)     --      --      (1,869)
SAST Balanced Portfolio Class 2                           1.77%        5,565        (1,685)     --      --       3,880
SAST Balanced Portfolio Class 2                           1.97%            1        (7,374)     --      --      (7,373)
SAST Balanced Portfolio Class 3                           1.15%      318,656       (94,901)  1,350      --     225,105
SAST Balanced Portfolio Class 3                           1.30%      283,055      (108,867)     --      --     174,188
SAST Balanced Portfolio Class 3                           1.40%        2,772        (2,636)     --      --         136
SAST Balanced Portfolio Class 3                           1.52%      187,608      (228,684)     --      --     (41,076)
SAST Balanced Portfolio Class 3                           1.55%      215,229      (203,590)     --      --      11,639
SAST Balanced Portfolio Class 3                           1.65%      124,477      (142,709)     --      --     (18,232)
SAST Balanced Portfolio Class 3                           1.72%       41,789       (48,158)     --      --      (6,369)
SAST Balanced Portfolio Class 3                           1.77%       31,624       (39,203)     --      --      (7,579)
SAST Balanced Portfolio Class 3                           1.80%       78,964       (52,143)     --      --      26,821
SAST Balanced Portfolio Class 3                           1.90%       30,723       (35,619)     --      --      (4,896)
SAST Balanced Portfolio Class 3                           1.95%        6,710        (3,813)     --      --       2,897
SAST Balanced Portfolio Class 3                           1.97%       12,306        (6,654)     --      --       5,652
SAST Balanced Portfolio Class 3                           2.02%           70        (1,921)     --      --      (1,851)
SAST Balanced Portfolio Class 3                           2.15%        1,320        (8,720)     --      --      (7,400)
SAST Balanced Portfolio Class 3                           2.30%            1          (339)     --      --        (338)
SAST Blue Chip Growth Portfolio Class 1                   1.52%      211,528      (217,776)  6,739      --         491
SAST Blue Chip Growth Portfolio Class 1                   1.77%           --        (4,908)     --      --      (4,908)
SAST Blue Chip Growth Portfolio Class 2                   1.52%       22,768       (68,347)     --      --     (45,579)
SAST Blue Chip Growth Portfolio Class 2                   1.72%            9        (4,496)     --      --      (4,487)
SAST Blue Chip Growth Portfolio Class 2                   1.77%        5,474        (3,097)     --      --       2,377
SAST Blue Chip Growth Portfolio Class 2                   1.97%           --            (4)     --      --          (4)
SAST Blue Chip Growth Portfolio Class 3                   1.15%      140,037      (121,510)     --    (497)     18,030
SAST Blue Chip Growth Portfolio Class 3                   1.30%      247,471      (199,574)     --      --      47,897
SAST Blue Chip Growth Portfolio Class 3                   1.40%       32,176        (7,870)     --      --      24,306
SAST Blue Chip Growth Portfolio Class 3                   1.52%      312,197      (663,754)     89      --    (351,468)
SAST Blue Chip Growth Portfolio Class 3                   1.55%      172,258       (99,605)     --      --      72,653
SAST Blue Chip Growth Portfolio Class 3                   1.65%      146,900      (100,935)    158      --      46,123
SAST Blue Chip Growth Portfolio Class 3                   1.72%       27,285       (46,263)     --      --     (18,978)
SAST Blue Chip Growth Portfolio Class 3                   1.77%      152,092      (262,647)     --      --    (110,555)
SAST Blue Chip Growth Portfolio Class 3                   1.80%        9,943        (9,100)     --      --         843
SAST Blue Chip Growth Portfolio Class 3                   1.90%       84,663       (61,497)     --      --      23,166
SAST Blue Chip Growth Portfolio Class 3                   1.95%        1,773        (2,700)     --      --        (927)
SAST Blue Chip Growth Portfolio Class 3                   1.97%          544          (263)     --      --         281
SAST Blue Chip Growth Portfolio Class 3                   2.02%        1,556        (6,527)     --      --      (4,971)
SAST Blue Chip Growth Portfolio Class 3                   2.05%           --            (6)     --      --          (6)
SAST Blue Chip Growth Portfolio Class 3                   2.15%        8,004        (1,283)     --      --       6,721
SAST Blue Chip Growth Portfolio Class 3                   2.17%           75        (4,917)     --      --      (4,842)
SAST Blue Chip Growth Portfolio Class 3                   2.30%          698        (5,398)     --      --      (4,700)
SAST Capital Growth Portfolio Class 1                     1.52%       12,857       (76,429)  3,444      --     (60,128)
SAST Capital Growth Portfolio Class 1                     1.77%           22        (3,878)     --      --      (3,856)
SAST Capital Growth Portfolio Class 2                     1.52%        2,675       (52,659)     --      --     (49,984)
SAST Capital Growth Portfolio Class 2                     1.72%        4,439        (1,274)     --      --       3,165
SAST Capital Growth Portfolio Class 2                     1.77%          959       (14,476)     --      --     (13,517)
SAST Capital Growth Portfolio Class 2                     1.97%            6          (231)     --      --        (225)
SAST Capital Growth Portfolio Class 3                     1.15%        8,147       (13,427)     --      --      (5,280)
SAST Capital Growth Portfolio Class 3                     1.30%       17,894        (2,179)     --      --      15,715
SAST Capital Growth Portfolio Class 3                     1.40%          566        (6,313)     --      --      (5,747)
SAST Capital Growth Portfolio Class 3                     1.52%      107,445      (492,936)      4      --    (385,487)
SAST Capital Growth Portfolio Class 3                     1.55%       22,039        (6,994)     --      --      15,045
SAST Capital Growth Portfolio Class 3                     1.65%        2,201       (11,017)     --     (72)     (8,888)
SAST Capital Growth Portfolio Class 3                     1.72%        3,976       (81,133)     --      --     (77,157)
SAST Capital Growth Portfolio Class 3                     1.77%       20,065      (164,135)     --      --    (144,070)
SAST Capital Growth Portfolio Class 3                     1.80%          755          (193)     --      --         562
SAST Capital Growth Portfolio Class 3                     1.90%        7,720       (22,427)     --      --     (14,707)
SAST Capital Growth Portfolio Class 3                     1.95%          575        (3,981)     --      --      (3,406)
SAST Capital Growth Portfolio Class 3                     1.97%           37        (1,194)     --      --      (1,157)
SAST Capital Growth Portfolio Class 3                     2.02%          277        (2,312)     --      --      (2,035)
SAST Capital Growth Portfolio Class 3                     2.15%          395           (88)     --      --         307
SAST Capital Growth Portfolio Class 3                     2.17%           --            --      --      --          --
SAST Cash Management Portfolio Class 1                    1.52%    2,612,137    (2,754,415)     --    (150)   (142,428)
SAST Cash Management Portfolio Class 1                    1.77%       26,544       (35,589)     --      --      (9,045)
SAST Cash Management Portfolio Class 2                    1.52%      379,604      (699,535)  6,947      --    (312,984)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Cash Management Portfolio Class 2                    1.72%           38        (1,376)     --       --       (1,338)
SAST Cash Management Portfolio Class 2                    1.77%        8,394       (77,030)     --       --      (68,636)
SAST Cash Management Portfolio Class 2                    1.97%        1,652        (4,807)     --       --       (3,155)
SAST Cash Management Portfolio Class 3                    1.15%    1,429,769      (987,129) 12,204       --      454,844
SAST Cash Management Portfolio Class 3                    1.30%    8,533,679    (7,286,406)     --       --    1,247,273
SAST Cash Management Portfolio Class 3                    1.40%      104,553       (60,052)     --       --       44,501
SAST Cash Management Portfolio Class 3                    1.52%    5,621,471    (6,695,642)  9,876       --   (1,064,295)
SAST Cash Management Portfolio Class 3                    1.55%    1,906,568    (1,415,821)     --       --      490,747
SAST Cash Management Portfolio Class 3                    1.65%    4,598,636    (4,936,373)     --       --     (337,737)
SAST Cash Management Portfolio Class 3                    1.72%    1,013,092    (1,349,270)     --       --     (336,178)
SAST Cash Management Portfolio Class 3                    1.77%      729,468      (996,153)     --       --     (266,685)
SAST Cash Management Portfolio Class 3                    1.80%      115,654      (143,525)     --       --      (27,871)
SAST Cash Management Portfolio Class 3                    1.90%    1,815,861    (1,446,093)     --       --      369,768
SAST Cash Management Portfolio Class 3                    1.95%      123,304      (150,813)     --       --      (27,509)
SAST Cash Management Portfolio Class 3                    1.97%       34,463      (157,772)     --       --     (123,309)
SAST Cash Management Portfolio Class 3                    2.02%        8,029        (9,561)     --       --       (1,532)
SAST Cash Management Portfolio Class 3                    2.15%      158,837      (330,542)     --       --     (171,705)
SAST Cash Management Portfolio Class 3                    2.17%           44        (2,538)     --       --       (2,494)
SAST Cash Management Portfolio Class 3                    2.30%           --            --      --       --           --
SAST Corporate Bond Portfolio Class 1                     1.52%      114,094      (605,013) 22,979       --     (467,940)
SAST Corporate Bond Portfolio Class 1                     1.77%        1,472       (15,956)     --       --      (14,484)
SAST Corporate Bond Portfolio Class 2                     1.52%        2,886      (147,155) 24,438       --     (119,831)
SAST Corporate Bond Portfolio Class 2                     1.72%           71        (3,444)     --       --       (3,373)
SAST Corporate Bond Portfolio Class 2                     1.77%        9,287       (23,128)     --       --      (13,841)
SAST Corporate Bond Portfolio Class 2                     1.97%          109        (1,419)     --       --       (1,310)
SAST Corporate Bond Portfolio Class 3                     1.15%      317,726      (206,053)     --   (1,564)     110,109
SAST Corporate Bond Portfolio Class 3                     1.30%    1,345,747      (900,066)     --       --      445,681
SAST Corporate Bond Portfolio Class 3                     1.40%       60,466       (64,031)     --       --       (3,565)
SAST Corporate Bond Portfolio Class 3                     1.52%      554,962    (1,963,974)  1,853       --   (1,407,159)
SAST Corporate Bond Portfolio Class 3                     1.55%      323,185      (313,339)     --       --        9,846
SAST Corporate Bond Portfolio Class 3                     1.65%      877,244      (534,844)    436       --      342,836
SAST Corporate Bond Portfolio Class 3                     1.72%       30,207      (337,836)     --       --     (307,629)
SAST Corporate Bond Portfolio Class 3                     1.77%      195,673      (584,031)     --       --     (388,358)
SAST Corporate Bond Portfolio Class 3                     1.80%       25,232       (26,153)     --       --         (921)
SAST Corporate Bond Portfolio Class 3                     1.90%      386,768      (302,827)     --       --       83,941
SAST Corporate Bond Portfolio Class 3                     1.95%        2,416        (7,195)     --       --       (4,779)
SAST Corporate Bond Portfolio Class 3                     1.97%       14,953       (19,119)     --       --       (4,166)
SAST Corporate Bond Portfolio Class 3                     2.02%        3,246       (19,321)     --       --      (16,075)
SAST Corporate Bond Portfolio Class 3                     2.05%            6            (7)     --       --           (1)
SAST Corporate Bond Portfolio Class 3                     2.15%       28,183       (29,654)     --       --       (1,471)
SAST Corporate Bond Portfolio Class 3                     2.17%          322        (2,857)     --       --       (2,535)
SAST Corporate Bond Portfolio Class 3                     2.30%        1,133        (2,239)     --       --       (1,106)
SAST Davis Venture Value Portfolio Class 1                1.52%       41,059    (1,299,988) 30,899       --   (1,228,030)
SAST Davis Venture Value Portfolio Class 1                1.77%        3,543       (26,011)     --       --      (22,468)
SAST Davis Venture Value Portfolio Class 2                1.40%          234        (6,467)     --       --       (6,233)
SAST Davis Venture Value Portfolio Class 2                1.52%        6,579      (195,359)  7,253       --     (181,527)
SAST Davis Venture Value Portfolio Class 2                1.55%           39        (1,276)     --       --       (1,237)
SAST Davis Venture Value Portfolio Class 2                1.72%          120        (3,518)     --       --       (3,398)
SAST Davis Venture Value Portfolio Class 2                1.77%        2,637       (26,025)     --       --      (23,388)
SAST Davis Venture Value Portfolio Class 2                1.80%           --           (11)     --       --          (11)
SAST Davis Venture Value Portfolio Class 2                1.97%          111        (2,262)     --       --       (2,151)
SAST Davis Venture Value Portfolio Class 3                1.15%      190,940      (169,116)  3,005       --       24,829
SAST Davis Venture Value Portfolio Class 3                1.30%      470,569      (386,162)  1,216       --       85,623
SAST Davis Venture Value Portfolio Class 3                1.40%       66,027       (38,848)     --       --       27,179
SAST Davis Venture Value Portfolio Class 3                1.52%       97,167    (1,092,366)  5,097       --     (990,102)
SAST Davis Venture Value Portfolio Class 3                1.55%      242,841      (213,260)     --       --       29,581
SAST Davis Venture Value Portfolio Class 3                1.65%      238,015      (270,671)    331       --      (32,325)
SAST Davis Venture Value Portfolio Class 3                1.72%       16,063      (197,261)     --       --     (181,198)
SAST Davis Venture Value Portfolio Class 3                1.77%       37,758      (228,637)     --       --     (190,879)
SAST Davis Venture Value Portfolio Class 3                1.80%       12,894       (14,011)     --       --       (1,117)
SAST Davis Venture Value Portfolio Class 3                1.90%      123,151      (172,608)     --       --      (49,457)
SAST Davis Venture Value Portfolio Class 3                1.95%        5,909       (12,068)     --       --       (6,159)
SAST Davis Venture Value Portfolio Class 3                1.97%        1,248       (13,908)     --       --      (12,660)
SAST Davis Venture Value Portfolio Class 3                2.02%          899        (4,337)     --       --       (3,438)
SAST Davis Venture Value Portfolio Class 3                2.05%           44           (94)     --       --          (50)
SAST Davis Venture Value Portfolio Class 3                2.15%          304        (3,871)     --       --       (3,567)
SAST Davis Venture Value Portfolio Class 3                2.17%           62        (2,321)     --       --       (2,259)
SAST Davis Venture Value Portfolio Class 3                2.30%          528        (1,335)     --       --         (807)
SAST Dogs of Wall Street Portfolio Class 1                1.52%       73,201      (287,668) 10,694       --     (203,773)
SAST Dogs of Wall Street Portfolio Class 1                1.77%        2,646        (1,122)     --       --        1,524
SAST Dogs of Wall Street Portfolio Class 2                1.52%        6,500       (88,410)  4,778       --      (77,132)
SAST Dogs of Wall Street Portfolio Class 2                1.72%           41          (258)     --       --         (217)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Dogs of Wall Street Portfolio Class 2                1.77%         3,303       (9,022)     --      --        (5,719)
SAST Dogs of Wall Street Portfolio Class 2                1.97%            --          (12)     --      --           (12)
SAST Dogs of Wall Street Portfolio Class 3                1.15%       122,015      (39,111)     --    (125)       82,779
SAST Dogs of Wall Street Portfolio Class 3                1.30%       390,603     (135,019)     --      --       255,584
SAST Dogs of Wall Street Portfolio Class 3                1.40%        31,170       (9,160)     --      --        22,010
SAST Dogs of Wall Street Portfolio Class 3                1.52%       237,582     (412,908)     --      --      (175,326)
SAST Dogs of Wall Street Portfolio Class 3                1.55%       190,190      (68,217)     --      --       121,973
SAST Dogs of Wall Street Portfolio Class 3                1.65%       204,266     (121,126)     --      --        83,140
SAST Dogs of Wall Street Portfolio Class 3                1.72%        19,268      (72,626)     --      --       (53,358)
SAST Dogs of Wall Street Portfolio Class 3                1.77%        72,725      (73,301)     --      --          (576)
SAST Dogs of Wall Street Portfolio Class 3                1.80%        12,967       (4,500)     --      --         8,467
SAST Dogs of Wall Street Portfolio Class 3                1.90%        76,029      (56,905)     --      --        19,124
SAST Dogs of Wall Street Portfolio Class 3                1.95%         1,169          (28)     --      --         1,141
SAST Dogs of Wall Street Portfolio Class 3                1.97%         1,925       (5,220)     --      --        (3,295)
SAST Dogs of Wall Street Portfolio Class 3                2.02%         5,572       (5,225)     --      --           347
SAST Dogs of Wall Street Portfolio Class 3                2.15%        10,211       (1,937)     --      --         8,274
SAST Dogs of Wall Street Portfolio Class 3                2.17%             2          (82)     --      --           (80)
SAST Dogs of Wall Street Portfolio Class 3                2.30%           355           (4)     --      --           351
SAST Dynamic Allocation Portfolio Class 3                 1.15%    21,042,581   (2,060,208)  2,583      --    18,984,956
SAST Dynamic Allocation Portfolio Class 3                 1.30%    94,622,923  (11,362,771)  1,305      --    83,261,457
SAST Dynamic Allocation Portfolio Class 3                 1.40%     3,789,200     (351,360)     --      --     3,437,840
SAST Dynamic Allocation Portfolio Class 3                 1.52%     3,418,648     (875,238)     --      --     2,543,410
SAST Dynamic Allocation Portfolio Class 3                 1.55%    27,609,784   (3,200,393)     --      --    24,409,391
SAST Dynamic Allocation Portfolio Class 3                 1.65%    57,758,327   (7,245,731)     --      --    50,512,596
SAST Dynamic Allocation Portfolio Class 3                 1.72%        33,461       (8,792)     --      --        24,669
SAST Dynamic Allocation Portfolio Class 3                 1.77%     1,400,767     (241,401)     --      --     1,159,366
SAST Dynamic Allocation Portfolio Class 3                 1.80%     3,084,996     (371,872)     --      --     2,713,124
SAST Dynamic Allocation Portfolio Class 3                 1.90%    13,476,322   (3,086,595)  2,273      --    10,392,000
SAST Dynamic Allocation Portfolio Class 3                 1.95%            80       (3,231)     --      --        (3,151)
SAST Dynamic Allocation Portfolio Class 3                 2.02%         6,436       (3,192)     --      --         3,244
SAST Dynamic Allocation Portfolio Class 3                 2.15%       454,810     (331,232)     --      --       123,578
SAST Dynamic Allocation Portfolio Class 3                 2.30%           410         (410)     --      --            --
SAST Emerging Markets Portfolio Class 1                   1.52%        73,441     (308,929)  2,238      --      (233,250)
SAST Emerging Markets Portfolio Class 1                   1.77%           893       (7,540)     --      --        (6,647)
SAST Emerging Markets Portfolio Class 2                   1.52%        22,282      (52,282)  1,439      --       (28,561)
SAST Emerging Markets Portfolio Class 2                   1.72%           164         (875)     --      --          (711)
SAST Emerging Markets Portfolio Class 2                   1.77%         1,611       (4,511)     --      --        (2,900)
SAST Emerging Markets Portfolio Class 2                   1.97%         2,016       (1,135)     --      --           881
SAST Emerging Markets Portfolio Class 3                   1.15%       137,742      (89,043)    566      --        49,265
SAST Emerging Markets Portfolio Class 3                   1.30%       316,813     (179,065)     --      --       137,748
SAST Emerging Markets Portfolio Class 3                   1.40%        66,681      (19,700)     --      --        46,981
SAST Emerging Markets Portfolio Class 3                   1.52%       390,926     (794,514)    233     (44)     (403,399)
SAST Emerging Markets Portfolio Class 3                   1.55%       178,709     (125,842)     --      --        52,867
SAST Emerging Markets Portfolio Class 3                   1.65%       313,663     (140,406)     --     (42)      173,215
SAST Emerging Markets Portfolio Class 3                   1.72%        32,073     (112,477)  1,440      --       (78,964)
SAST Emerging Markets Portfolio Class 3                   1.77%       166,211     (242,067)     --      --       (75,856)
SAST Emerging Markets Portfolio Class 3                   1.80%        11,909       (4,500)     --      --         7,409
SAST Emerging Markets Portfolio Class 3                   1.90%       151,888      (81,907)     --      --        69,981
SAST Emerging Markets Portfolio Class 3                   1.95%         2,360      (18,684)     --      --       (16,324)
SAST Emerging Markets Portfolio Class 3                   1.97%         1,003      (13,651)     --      --       (12,648)
SAST Emerging Markets Portfolio Class 3                   2.02%         6,997       (5,616)     --      --         1,381
SAST Emerging Markets Portfolio Class 3                   2.05%            16           (3)     --      --            13
SAST Emerging Markets Portfolio Class 3                   2.15%         6,286       (1,426)     --      --         4,860
SAST Emerging Markets Portfolio Class 3                   2.17%           614       (7,195)     --      --        (6,581)
SAST Emerging Markets Portfolio Class 3                   2.30%         1,475       (2,174)     --      --          (699)
SAST Equity Opportunities Portfolio Class 1               1.52%        11,619     (169,326) 10,519      --      (147,188)
SAST Equity Opportunities Portfolio Class 1               1.77%         4,547       (5,303)     --      --          (756)
SAST Equity Opportunities Portfolio Class 2               1.52%        11,190      (37,644)    374      --       (26,080)
SAST Equity Opportunities Portfolio Class 2               1.72%             3         (126)     --      --          (123)
SAST Equity Opportunities Portfolio Class 2               1.77%         1,053       (2,327)     --      --        (1,274)
SAST Equity Opportunities Portfolio Class 2               1.97%            14          (89)     --      --           (75)
SAST Equity Opportunities Portfolio Class 3               1.15%        70,745      (15,384)    773      --        56,134
SAST Equity Opportunities Portfolio Class 3               1.30%       296,595      (75,486)     --      --       221,109
SAST Equity Opportunities Portfolio Class 3               1.40%        34,997       (3,260)     --      --        31,737
SAST Equity Opportunities Portfolio Class 3               1.52%       113,945     (180,797)    338      --       (66,514)
SAST Equity Opportunities Portfolio Class 3               1.55%        80,337      (19,997)     --      --        60,340
SAST Equity Opportunities Portfolio Class 3               1.65%       118,457      (33,710)     --      --        84,747
SAST Equity Opportunities Portfolio Class 3               1.72%         9,642      (43,252)     --      --       (33,610)
SAST Equity Opportunities Portfolio Class 3               1.77%        52,811      (34,439)     --      --        18,372
SAST Equity Opportunities Portfolio Class 3               1.80%         5,540       (2,246)     --      --         3,294
SAST Equity Opportunities Portfolio Class 3               1.90%        75,255      (39,276)     --      --        35,979
SAST Equity Opportunities Portfolio Class 3               1.95%         2,125       (2,026)     --      --            99

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Equity Opportunities Portfolio Class 3               1.97%        1,866        (2,912)     --      --      (1,046)
SAST Equity Opportunities Portfolio Class 3               2.02%          653          (292)     --      --         361
SAST Equity Opportunities Portfolio Class 3               2.15%           26           (44)     --      --         (18)
SAST Equity Opportunities Portfolio Class 3               2.17%           --            --      --      --          --
SAST Equity Opportunities Portfolio Class 3               2.30%          575           (77)     --      --         498
SAST Foreign Value Portfolio Class 2                      1.52%       52,909      (232,133) 11,016      --    (168,208)
SAST Foreign Value Portfolio Class 2                      1.72%          260        (3,589)     --      --      (3,329)
SAST Foreign Value Portfolio Class 2                      1.77%        9,866       (12,434)     --      --      (2,568)
SAST Foreign Value Portfolio Class 2                      1.97%           --            (1)     --      --          (1)
SAST Foreign Value Portfolio Class 3                      1.15%      318,132      (109,037)    641      --     209,736
SAST Foreign Value Portfolio Class 3                      1.30%    1,225,893      (757,033)  1,438      --     470,298
SAST Foreign Value Portfolio Class 3                      1.40%       93,236       (34,339)     --      --      58,897
SAST Foreign Value Portfolio Class 3                      1.52%      995,024    (1,995,819)  7,563      --    (993,232)
SAST Foreign Value Portfolio Class 3                      1.55%      647,158      (422,712)     --      --     224,446
SAST Foreign Value Portfolio Class 3                      1.65%      773,724      (398,303)    577      --     375,998
SAST Foreign Value Portfolio Class 3                      1.72%       67,063      (206,049)     --      --    (138,986)
SAST Foreign Value Portfolio Class 3                      1.77%      374,644      (628,672)     --      --    (254,028)
SAST Foreign Value Portfolio Class 3                      1.80%       27,577       (21,285)     --      --       6,292
SAST Foreign Value Portfolio Class 3                      1.90%      394,780      (316,271)     --      --      78,509
SAST Foreign Value Portfolio Class 3                      1.95%       12,813       (12,407)     --      --         406
SAST Foreign Value Portfolio Class 3                      1.97%        4,020       (21,178)     --      --     (17,158)
SAST Foreign Value Portfolio Class 3                      2.02%        5,958        (5,055)     --      --         903
SAST Foreign Value Portfolio Class 3                      2.05%          289            (9)     --      --         280
SAST Foreign Value Portfolio Class 3                      2.15%       11,623        (4,291)     --      --       7,332
SAST Foreign Value Portfolio Class 3                      2.17%        2,599        (7,772)     --      --      (5,173)
SAST Foreign Value Portfolio Class 3                      2.30%        6,972        (2,341)     --      --       4,631
SAST Fundamental Growth Portfolio Class 1                 1.52%       11,552      (228,189)  8,414      --    (208,223)
SAST Fundamental Growth Portfolio Class 1                 1.77%           37        (1,962)     --      --      (1,925)
SAST Fundamental Growth Portfolio Class 2                 1.52%        1,469       (12,843)     --      --     (11,374)
SAST Fundamental Growth Portfolio Class 2                 1.72%            7           (94)     --      --         (87)
SAST Fundamental Growth Portfolio Class 2                 1.77%          365        (3,386)     --      --      (3,021)
SAST Fundamental Growth Portfolio Class 2                 1.97%           27           (93)     --      --         (66)
SAST Fundamental Growth Portfolio Class 3                 1.15%       21,900       (19,902)     --    (254)      1,744
SAST Fundamental Growth Portfolio Class 3                 1.30%       40,315       (13,463)     --      --      26,852
SAST Fundamental Growth Portfolio Class 3                 1.40%        3,930        (9,662)     --      --      (5,732)
SAST Fundamental Growth Portfolio Class 3                 1.52%       69,635      (339,399)      3      --    (269,761)
SAST Fundamental Growth Portfolio Class 3                 1.55%       12,806       (15,559)     --      --      (2,753)
SAST Fundamental Growth Portfolio Class 3                 1.65%       26,002       (27,874)     --    (123)     (1,995)
SAST Fundamental Growth Portfolio Class 3                 1.72%        5,672       (43,818)     --      --     (38,146)
SAST Fundamental Growth Portfolio Class 3                 1.77%       22,386      (123,391)     --      --    (101,005)
SAST Fundamental Growth Portfolio Class 3                 1.80%        2,387        (1,601)     --      --         786
SAST Fundamental Growth Portfolio Class 3                 1.90%       12,466       (36,420)     --      --     (23,954)
SAST Fundamental Growth Portfolio Class 3                 1.95%           --          (810)     --      --        (810)
SAST Fundamental Growth Portfolio Class 3                 1.97%          486        (1,087)     --      --        (601)
SAST Fundamental Growth Portfolio Class 3                 2.02%          363        (1,581)     --      --      (1,218)
SAST Fundamental Growth Portfolio Class 3                 2.15%           --          (152)     --      --        (152)
SAST Fundamental Growth Portfolio Class 3                 2.17%           --           (85)     --      --         (85)
SAST Fundamental Growth Portfolio Class 3                 2.30%           --        (4,907)     --      --      (4,907)
SAST Global Bond Portfolio Class 1                        1.52%       67,846      (237,458)  9,680      --    (159,932)
SAST Global Bond Portfolio Class 1                        1.77%          117        (3,318)     --      --      (3,201)
SAST Global Bond Portfolio Class 2                        1.52%       25,906       (79,184)     --      --     (53,278)
SAST Global Bond Portfolio Class 2                        1.72%          310          (550)     --      --        (240)
SAST Global Bond Portfolio Class 2                        1.77%        8,922        (9,942)     --      --      (1,020)
SAST Global Bond Portfolio Class 2                        1.97%           59          (762)     --      --        (703)
SAST Global Bond Portfolio Class 3                        1.15%      325,293      (203,533)    663      --     122,423
SAST Global Bond Portfolio Class 3                        1.30%      919,381      (435,000)  2,308      --     486,689
SAST Global Bond Portfolio Class 3                        1.40%       80,405       (40,871)     --      --      39,534
SAST Global Bond Portfolio Class 3                        1.52%      311,034      (767,428)  4,110      --    (452,284)
SAST Global Bond Portfolio Class 3                        1.55%      347,893      (260,948)     --      --      86,945
SAST Global Bond Portfolio Class 3                        1.65%      545,308      (252,410)    261      --     293,159
SAST Global Bond Portfolio Class 3                        1.72%       23,217       (79,800)     --      --     (56,583)
SAST Global Bond Portfolio Class 3                        1.77%      132,890      (244,040)     --      --    (111,150)
SAST Global Bond Portfolio Class 3                        1.80%       27,123       (24,963)     --      --       2,160
SAST Global Bond Portfolio Class 3                        1.90%      221,667      (143,697)     --      --      77,970
SAST Global Bond Portfolio Class 3                        1.95%        1,577        (8,090)     --      --      (6,513)
SAST Global Bond Portfolio Class 3                        1.97%       12,449        (9,935)     --      --       2,514
SAST Global Bond Portfolio Class 3                        2.02%        1,494        (6,010)     --      --      (4,516)
SAST Global Bond Portfolio Class 3                        2.05%           96            (5)     --      --          91
SAST Global Bond Portfolio Class 3                        2.15%       10,013        (9,219)     --      --         794
SAST Global Bond Portfolio Class 3                        2.17%          547        (3,449)     --      --      (2,902)
SAST Global Bond Portfolio Class 3                        2.30%        1,384          (776)     --      --         608
SAST Global Equities Portfolio Class 1                    1.52%       21,632      (261,530)  7,493      --    (232,405)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Global Equities Portfolio Class 1                    1.77%         315           (358)     --      --           (43)
SAST Global Equities Portfolio Class 2                    1.40%         544         (4,891)     --      --        (4,347)
SAST Global Equities Portfolio Class 2                    1.52%       7,589        (12,570)  1,318      --        (3,663)
SAST Global Equities Portfolio Class 2                    1.55%         725           (644)     --      --            81
SAST Global Equities Portfolio Class 2                    1.70%          36           (207)     --      --          (171)
SAST Global Equities Portfolio Class 2                    1.72%          21         (1,589)     --      --        (1,568)
SAST Global Equities Portfolio Class 2                    1.77%         772         (1,362)     --      --          (590)
SAST Global Equities Portfolio Class 2                    1.80%           1             (6)     --      --            (5)
SAST Global Equities Portfolio Class 2                    1.95%          --             (4)     --      --            (4)
SAST Global Equities Portfolio Class 2                    1.97%           1             (7)     --      --            (6)
SAST Global Equities Portfolio Class 3                    1.15%      56,018        (66,032)     --    (380)      (10,394)
SAST Global Equities Portfolio Class 3                    1.30%      60,767        (59,280)     --      --         1,487
SAST Global Equities Portfolio Class 3                    1.40%      22,676           (800)     --      --        21,876
SAST Global Equities Portfolio Class 3                    1.52%      22,700       (106,901)      3      --       (84,198)
SAST Global Equities Portfolio Class 3                    1.55%      38,858        (22,987)     --      --        15,871
SAST Global Equities Portfolio Class 3                    1.65%      78,854        (14,338)     --      --        64,516
SAST Global Equities Portfolio Class 3                    1.72%       6,444        (35,037)     --      --       (28,593)
SAST Global Equities Portfolio Class 3                    1.77%      22,675        (44,663)     --      --       (21,988)
SAST Global Equities Portfolio Class 3                    1.80%       1,649           (197)     --      --         1,452
SAST Global Equities Portfolio Class 3                    1.90%      49,589         (9,998)     --      --        39,591
SAST Global Equities Portfolio Class 3                    1.95%         516            (75)     --      --           441
SAST Global Equities Portfolio Class 3                    1.97%       6,968           (946)     --      --         6,022
SAST Global Equities Portfolio Class 3                    2.02%          54         (2,233)     --      --        (2,179)
SAST Global Equities Portfolio Class 3                    2.05%          19             --      --      --            19
SAST Global Equities Portfolio Class 3                    2.15%         476           (317)     --      --           159
SAST Global Equities Portfolio Class 3                    2.17%          13            (32)     --      --           (19)
SAST Global Equities Portfolio Class 3                    2.30%          29         (3,460)     --      --        (3,431)
SAST Growth Opportunities Portfolio Class 1               1.52%      39,863       (330,405)  3,260      --      (287,282)
SAST Growth Opportunities Portfolio Class 1               1.77%       5,908         (6,561)     --      --          (653)
SAST Growth Opportunities Portfolio Class 2               1.52%      14,148        (77,292)     --      --       (63,144)
SAST Growth Opportunities Portfolio Class 2               1.72%          50         (5,086)     --      --        (5,036)
SAST Growth Opportunities Portfolio Class 2               1.77%       1,786         (2,929)     --      --        (1,143)
SAST Growth Opportunities Portfolio Class 2               1.97%          81           (120)     --      --           (39)
SAST Growth Opportunities Portfolio Class 3               1.15%      45,318        (53,274)    565      --        (7,391)
SAST Growth Opportunities Portfolio Class 3               1.30%     203,157       (296,069)     --      --       (92,912)
SAST Growth Opportunities Portfolio Class 3               1.40%      13,144        (24,024)     --      --       (10,880)
SAST Growth Opportunities Portfolio Class 3               1.52%     575,194     (1,981,241)    540    (113)   (1,405,620)
SAST Growth Opportunities Portfolio Class 3               1.55%      92,073       (182,438)     --      --       (90,365)
SAST Growth Opportunities Portfolio Class 3               1.65%      99,475       (159,523)    129      --       (59,919)
SAST Growth Opportunities Portfolio Class 3               1.72%      39,725       (154,521)     --      --      (114,796)
SAST Growth Opportunities Portfolio Class 3               1.77%     193,867       (637,223)     --      --      (443,356)
SAST Growth Opportunities Portfolio Class 3               1.80%       3,591         (8,209)     --      --        (4,618)
SAST Growth Opportunities Portfolio Class 3               1.90%      53,778       (111,106)     --      --       (57,328)
SAST Growth Opportunities Portfolio Class 3               1.95%       2,052         (5,663)     --      --        (3,611)
SAST Growth Opportunities Portfolio Class 3               1.97%       3,342         (1,879)     --      --         1,463
SAST Growth Opportunities Portfolio Class 3               2.02%       3,233         (9,205)     --      --        (5,972)
SAST Growth Opportunities Portfolio Class 3               2.05%          14            (11)     --      --             3
SAST Growth Opportunities Portfolio Class 3               2.15%       2,664         (6,904)     --      --        (4,240)
SAST Growth Opportunities Portfolio Class 3               2.17%       2,754        (10,459)     --      --        (7,705)
SAST Growth Opportunities Portfolio Class 3               2.30%       1,114         (1,487)     --      --          (373)
SAST Growth-Income Portfolio Class 1                      1.52%      30,968       (511,640) 21,379      --      (459,293)
SAST Growth-Income Portfolio Class 1                      1.77%          --         (7,672)     --      --        (7,672)
SAST Growth-Income Portfolio Class 2                      1.52%       6,645        (52,386)  2,007      --       (43,734)
SAST Growth-Income Portfolio Class 2                      1.72%          --         (3,068)     --      --        (3,068)
SAST Growth-Income Portfolio Class 2                      1.77%       1,419         (3,300)     --      --        (1,881)
SAST Growth-Income Portfolio Class 2                      1.97%         271           (269)     --      --             2
SAST Growth-Income Portfolio Class 3                      1.15%     124,153       (108,527)  1,079      --        16,705
SAST Growth-Income Portfolio Class 3                      1.30%     373,274       (279,704)  5,180      --        98,750
SAST Growth-Income Portfolio Class 3                      1.40%      32,334        (13,740)     --      --        18,594
SAST Growth-Income Portfolio Class 3                      1.52%     123,417       (158,270)     54      --       (34,799)
SAST Growth-Income Portfolio Class 3                      1.55%     172,747       (124,323)     --      --        48,424
SAST Growth-Income Portfolio Class 3                      1.65%     222,788       (195,613)     --      --        27,175
SAST Growth-Income Portfolio Class 3                      1.72%      11,958        (17,808)     --      --        (5,850)
SAST Growth-Income Portfolio Class 3                      1.77%      65,496        (49,161)     --      --        16,335
SAST Growth-Income Portfolio Class 3                      1.80%      16,459        (18,338)     --      --        (1,879)
SAST Growth-Income Portfolio Class 3                      1.90%     166,051       (135,762)     --      --        30,289
SAST Growth-Income Portfolio Class 3                      1.95%         726         (5,769)     --      --        (5,043)
SAST Growth-Income Portfolio Class 3                      1.97%         299           (507)     --      --          (208)
SAST Growth-Income Portfolio Class 3                      2.02%         752           (482)     --      --           270
SAST Growth-Income Portfolio Class 3                      2.15%         943         (6,292)     --      --        (5,349)
SAST Growth-Income Portfolio Class 3                      2.17%         308            (94)     --      --           214
SAST Growth-Income Portfolio Class 3                      2.30%         348           (998)     --      --          (650)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST High-Yield Bond Portfolio Class 1                    1.52%      508,135    (1,007,156) 17,840      --    (481,181)
SAST High-Yield Bond Portfolio Class 1                    1.77%        1,628       (11,565)     --      --      (9,937)
SAST High-Yield Bond Portfolio Class 2                    1.52%       22,299       (95,693)    910      --     (72,484)
SAST High-Yield Bond Portfolio Class 2                    1.72%          168        (1,772)     --      --      (1,604)
SAST High-Yield Bond Portfolio Class 2                    1.77%        3,652       (14,056)     --      --     (10,404)
SAST High-Yield Bond Portfolio Class 2                    1.97%           14          (225)     --      --        (211)
SAST High-Yield Bond Portfolio Class 3                    1.15%      169,194      (126,282)    390      --      43,302
SAST High-Yield Bond Portfolio Class 3                    1.30%    1,170,772    (1,452,105)     --      --    (281,333)
SAST High-Yield Bond Portfolio Class 3                    1.40%       18,893       (15,770)     --      --       3,123
SAST High-Yield Bond Portfolio Class 3                    1.52%      798,680    (1,277,278)  2,576      --    (476,022)
SAST High-Yield Bond Portfolio Class 3                    1.55%      191,589      (127,814)     --      --      63,775
SAST High-Yield Bond Portfolio Class 3                    1.65%      249,174      (365,525)    326      --    (116,025)
SAST High-Yield Bond Portfolio Class 3                    1.72%       87,322      (147,189)     --      --     (59,867)
SAST High-Yield Bond Portfolio Class 3                    1.77%       92,822      (128,284)     --      --     (35,462)
SAST High-Yield Bond Portfolio Class 3                    1.80%       16,371       (10,235)     --      --       6,136
SAST High-Yield Bond Portfolio Class 3                    1.90%      107,644      (259,455)     --      --    (151,811)
SAST High-Yield Bond Portfolio Class 3                    1.95%       25,851       (42,119)     --      --     (16,268)
SAST High-Yield Bond Portfolio Class 3                    1.97%        8,056       (17,647)     --      --      (9,591)
SAST High-Yield Bond Portfolio Class 3                    2.02%          728        (3,234)     --      --      (2,506)
SAST High-Yield Bond Portfolio Class 3                    2.15%       24,130        (3,648)     --      --      20,482
SAST High-Yield Bond Portfolio Class 3                    2.17%          472          (729)     --      --        (257)
SAST High-Yield Bond Portfolio Class 3                    2.30%          995        (1,091)     --      --         (96)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.52%      183,236      (445,731) 16,158      --    (246,337)
SAST International Diversified Equities Portfolio
  Class 1                                                 1.77%       12,185        (1,253)     --      --      10,932
SAST International Diversified Equities Portfolio
  Class 2                                                 1.52%       56,186      (189,221)  3,937      --    (129,098)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.72%          492        (5,137)     --      --      (4,645)
SAST International Diversified Equities Portfolio
  Class 2                                                 1.77%       18,321       (17,391)     --      --         930
SAST International Diversified Equities Portfolio
  Class 2                                                 1.97%          980        (7,972)     --      --      (6,992)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.15%       76,933       (44,013)    832      --      33,752
SAST International Diversified Equities Portfolio
  Class 3                                                 1.30%      150,400       (76,822)     --      --      73,578
SAST International Diversified Equities Portfolio
  Class 3                                                 1.40%       15,646       (15,776)     --      --        (130)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.52%      651,476    (1,297,136)  7,112      --    (638,548)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.55%       79,884       (60,612)     --      --      19,272
SAST International Diversified Equities Portfolio
  Class 3                                                 1.65%      171,477       (98,283)     --     (69)     73,125
SAST International Diversified Equities Portfolio
  Class 3                                                 1.72%      101,979      (247,124)     --      --    (145,145)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.77%      196,547      (258,210)     --      --     (61,663)
SAST International Diversified Equities Portfolio
  Class 3                                                 1.80%        4,712        (2,088)     --      --       2,624
SAST International Diversified Equities Portfolio
  Class 3                                                 1.90%       91,254       (67,300)     --      --      23,954
SAST International Diversified Equities Portfolio
  Class 3                                                 1.95%        2,093        (1,961)     --      --         132
SAST International Diversified Equities Portfolio
  Class 3                                                 1.97%        9,068       (25,066)     --      --     (15,998)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.02%        4,345        (2,558)     --      --       1,787
SAST International Diversified Equities Portfolio
  Class 3                                                 2.15%        3,830          (215)     --      --       3,615
SAST International Diversified Equities Portfolio
  Class 3                                                 2.17%        1,111        (2,993)     --      --      (1,882)
SAST International Diversified Equities Portfolio
  Class 3                                                 2.30%          129           (26)     --      --         103
SAST International Growth and Income Portfolio Class 1    1.52%       73,843      (439,883) 15,993      --    (350,047)
SAST International Growth and Income Portfolio Class 1    1.77%        3,083       (15,061)     --      --     (11,978)
SAST International Growth and Income Portfolio Class 2    1.52%       23,791       (76,271)  4,063      --     (48,417)
SAST International Growth and Income Portfolio Class 2    1.72%          581        (1,258)     --      --        (677)
SAST International Growth and Income Portfolio Class 2    1.77%        7,046       (14,621)     --      --      (7,575)
SAST International Growth and Income Portfolio Class 2    1.97%          736        (1,493)     --      --        (757)
SAST International Growth and Income Portfolio Class 3    1.15%       99,398       (63,002)  2,943      --      39,339
SAST International Growth and Income Portfolio Class 3    1.30%       73,318       (32,065)     --      --      41,253
SAST International Growth and Income Portfolio Class 3    1.40%       52,739       (30,727)     --      --      22,012
SAST International Growth and Income Portfolio Class 3    1.52%      735,140    (1,233,740)    285    (151)   (498,466)
SAST International Growth and Income Portfolio Class 3    1.55%       74,491       (36,522)     --      --      37,969
SAST International Growth and Income Portfolio Class 3    1.65%      124,961       (81,569)     --    (203)     43,189
SAST International Growth and Income Portfolio Class 3    1.72%       67,205      (169,110)     --      --    (101,905)
SAST International Growth and Income Portfolio Class 3    1.77%      268,983      (367,917)     --      --     (98,934)
SAST International Growth and Income Portfolio Class 3    1.80%        7,561        (4,421)     --      --       3,140
SAST International Growth and Income Portfolio Class 3    1.90%      117,403       (86,441)     --      --      30,962
SAST International Growth and Income Portfolio Class 3    1.95%        2,484        (3,776)     --      --      (1,292)
SAST International Growth and Income Portfolio Class 3    1.97%       11,198       (14,216)     --      --      (3,018)
SAST International Growth and Income Portfolio Class 3    2.02%        8,174        (4,382)     --      --       3,792
SAST International Growth and Income Portfolio Class 3    2.15%        6,510          (420)     --      --       6,090
SAST International Growth and Income Portfolio Class 3    2.17%          801            --      --      --         801
SAST International Growth and Income Portfolio Class 3    2.30%           --            --      --      --          --
SAST Marsico Focused Growth Portfolio Class 1             1.52%      105,421      (271,991)    651      --    (165,919)
SAST Marsico Focused Growth Portfolio Class 1             1.77%        1,413       (11,490)     --      --     (10,077)
SAST Marsico Focused Growth Portfolio Class 2             1.52%       26,372      (203,963)  2,419      --    (175,172)
SAST Marsico Focused Growth Portfolio Class 2             1.77%        5,502       (11,684)     --      --      (6,182)
SAST Marsico Focused Growth Portfolio Class 3             1.15%       61,383       (61,127)     --      --         256
SAST Marsico Focused Growth Portfolio Class 3             1.30%      264,589      (244,829)     --      --      19,760

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                   Contracts
                                                    with a
                                                     Total                Accumulation Annuity Annuity     Net
                                                    Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                          of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
-------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SAST Marsico Focused Growth Portfolio Class 3        1.40%      35,567       (19,388)      --      --      16,179
SAST Marsico Focused Growth Portfolio Class 3        1.52%     256,717      (648,377)      93    (153)   (391,720)
SAST Marsico Focused Growth Portfolio Class 3        1.55%     125,327      (126,089)      --      --        (762)
SAST Marsico Focused Growth Portfolio Class 3        1.65%     266,415      (143,705)      --      --     122,710
SAST Marsico Focused Growth Portfolio Class 3        1.72%      14,644       (21,978)      --      --      (7,334)
SAST Marsico Focused Growth Portfolio Class 3        1.77%      88,933      (192,394)      --      --    (103,461)
SAST Marsico Focused Growth Portfolio Class 3        1.80%       9,150        (9,151)      --      --          (1)
SAST Marsico Focused Growth Portfolio Class 3        1.90%     125,317       (91,705)      --      --      33,612
SAST Marsico Focused Growth Portfolio Class 3        1.95%       1,261        (3,318)      --      --      (2,057)
SAST Marsico Focused Growth Portfolio Class 3        1.97%         206          (100)      --      --         106
SAST Marsico Focused Growth Portfolio Class 3        2.02%       1,140        (1,269)      --      --        (129)
SAST Marsico Focused Growth Portfolio Class 3        2.05%           4            (8)      --      --          (4)
SAST Marsico Focused Growth Portfolio Class 3        2.15%       1,576        (1,281)      --      --         295
SAST Marsico Focused Growth Portfolio Class 3        2.17%         112        (2,087)      --      --      (1,975)
SAST Marsico Focused Growth Portfolio Class 3        2.30%         677        (5,666)      --      --      (4,989)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.52%      31,153      (241,459)   7,062      --    (203,244)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                  1.77%         897        (2,502)      --      --      (1,605)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.52%      10,482       (57,641)   1,150      --     (46,009)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.72%           1        (2,957)      --      --      (2,956)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.77%       3,484        (5,977)      --      --      (2,493)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                                  1.97%          --          (123)      --      --        (123)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.15%     111,236       (83,119)      --    (313)     27,804
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.30%     382,671      (463,871)      --      --     (81,200)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.40%      62,163       (28,073)      --      --      34,090
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.52%     120,509      (637,967)   1,052      --    (516,406)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.55%     145,078      (236,299)      --      --     (91,221)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.65%     235,812      (333,211)     292      --     (97,107)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.72%      18,353       (34,931)      --      --     (16,578)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.77%      59,120      (238,113)      --      --    (178,993)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.80%      15,405       (16,639)      --      --      (1,234)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.90%     165,656      (195,522)      --      --     (29,866)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.95%       2,489        (7,071)      --      --      (4,582)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  1.97%         904        (2,024)      --      --      (1,120)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.02%       1,140        (1,670)      --      --        (530)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.05%           1           (13)      --      --         (12)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.15%       3,391        (5,599)      --      --      (2,208)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.17%          46        (3,417)      --      --      (3,371)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                  2.30%         901        (2,034)      --      --      (1,133)
SAST MFS Total Return Portfolio Class 1              1.52%      76,605      (601,334)  11,817      --    (512,912)
SAST MFS Total Return Portfolio Class 1              1.77%       3,833       (18,219)      --      --     (14,386)
SAST MFS Total Return Portfolio Class 2              1.52%      12,302      (170,540)   2,738      --    (155,500)
SAST MFS Total Return Portfolio Class 2              1.72%          50        (4,450)      --      --      (4,400)
SAST MFS Total Return Portfolio Class 2              1.77%       4,608       (25,384)      --      --     (20,776)
SAST MFS Total Return Portfolio Class 2              1.97%         137        (2,474)      --      --      (2,337)
SAST MFS Total Return Portfolio Class 3              1.15%      87,512       (86,323)   2,790      --       3,979
SAST MFS Total Return Portfolio Class 3              1.30%     132,389      (150,073)      --      --     (17,684)
SAST MFS Total Return Portfolio Class 3              1.40%      60,713        (5,663)      --      --      55,050
SAST MFS Total Return Portfolio Class 3              1.52%      67,973      (624,183)   2,939      --    (553,271)
SAST MFS Total Return Portfolio Class 3              1.55%     127,516       (61,077)      --      --      66,439
SAST MFS Total Return Portfolio Class 3              1.65%      94,224      (152,273)      --      --     (58,049)
SAST MFS Total Return Portfolio Class 3              1.72%      31,106      (182,686)      --      --    (151,580)
SAST MFS Total Return Portfolio Class 3              1.77%       9,184       (90,405)      --      --     (81,221)
SAST MFS Total Return Portfolio Class 3              1.80%       6,417        (8,580)      --      --      (2,163)
SAST MFS Total Return Portfolio Class 3              1.90%      49,387       (61,552)      --      --     (12,165)
SAST MFS Total Return Portfolio Class 3              1.95%         178          (733)      --      --        (555)
SAST MFS Total Return Portfolio Class 3              1.97%       4,382       (23,135)      --      --     (18,753)
SAST MFS Total Return Portfolio Class 3              2.02%         136       (16,367)      --      --     (16,231)
SAST MFS Total Return Portfolio Class 3              2.15%       5,952       (14,105)      --      --      (8,153)
SAST MFS Total Return Portfolio Class 3              2.17%          --            --       --      --          --
SAST MFS Total Return Portfolio Class 3              2.30%         131          (544)      --      --        (413)
SAST Mid-Cap Growth Portfolio Class 1                1.52%     103,775      (431,872)  12,635      --    (315,462)
SAST Mid-Cap Growth Portfolio Class 1                1.77%       2,466       (16,551)      --      --     (14,085)
SAST Mid-Cap Growth Portfolio Class 2                1.40%       1,855        (4,895)      73      --      (2,967)
SAST Mid-Cap Growth Portfolio Class 2                1.52%      22,940      (164,973)   1,491      --    (140,542)
SAST Mid-Cap Growth Portfolio Class 2                1.55%         935        (7,717)      --      --      (6,782)
SAST Mid-Cap Growth Portfolio Class 2                1.70%       1,678          (340)      --      --       1,338
SAST Mid-Cap Growth Portfolio Class 2                1.72%       2,526        (6,681)      --      --      (4,155)
SAST Mid-Cap Growth Portfolio Class 2                1.77%       3,305       (14,691)      --      --     (11,386)
SAST Mid-Cap Growth Portfolio Class 2                1.80%          --        (2,425)      --      --      (2,425)
SAST Mid-Cap Growth Portfolio Class 2                1.95%          --            --       --      --          --
SAST Mid-Cap Growth Portfolio Class 2                1.97%         587          (141)      --      --         446
SAST Mid-Cap Growth Portfolio Class 3                1.15%      49,878       (32,817)      --    (369)     16,692

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                     1.30%      115,823      (140,563)     --       --      (24,740)
SAST Mid-Cap Growth Portfolio Class 3                     1.40%       13,558        (8,919)     --       --        4,639
SAST Mid-Cap Growth Portfolio Class 3                     1.52%      316,300      (753,277)  1,735       --     (435,242)
SAST Mid-Cap Growth Portfolio Class 3                     1.55%       93,247       (66,112)     --       --       27,135
SAST Mid-Cap Growth Portfolio Class 3                     1.65%      131,481      (103,810)     62       --       27,733
SAST Mid-Cap Growth Portfolio Class 3                     1.72%       61,546      (108,446)    308       --      (46,592)
SAST Mid-Cap Growth Portfolio Class 3                     1.77%       30,222      (145,616)     --       --     (115,394)
SAST Mid-Cap Growth Portfolio Class 3                     1.80%        7,619        (4,331)     --       --        3,288
SAST Mid-Cap Growth Portfolio Class 3                     1.90%       57,599       (46,081)     --       --       11,518
SAST Mid-Cap Growth Portfolio Class 3                     1.95%       13,657       (17,533)     --       --       (3,876)
SAST Mid-Cap Growth Portfolio Class 3                     1.97%        1,746        (9,157)     --       --       (7,411)
SAST Mid-Cap Growth Portfolio Class 3                     2.02%           53        (1,686)     --       --       (1,633)
SAST Mid-Cap Growth Portfolio Class 3                     2.05%           --            (4)     --       --           (4)
SAST Mid-Cap Growth Portfolio Class 3                     2.15%       17,926        (3,507)     --       --       14,419
SAST Mid-Cap Growth Portfolio Class 3                     2.17%           30        (2,021)     --       --       (1,991)
SAST Mid-Cap Growth Portfolio Class 3                     2.30%          139        (4,790)     --       --       (4,651)
SAST Protected Asset Allocation SAST Portfolio Class 3    1.15%    1,088,553       (80,839)     --       --    1,007,714
SAST Protected Asset Allocation SAST Portfolio Class 3    1.30%    5,850,207      (469,098)     --       --    5,381,109
SAST Protected Asset Allocation SAST Portfolio Class 3    1.40%      252,304       (11,941)     --       --      240,363
SAST Protected Asset Allocation SAST Portfolio Class 3    1.55%    1,380,667      (143,722)     --       --    1,236,945
SAST Protected Asset Allocation SAST Portfolio Class 3    1.65%    4,196,673      (414,152)     --       --    3,782,521
SAST Protected Asset Allocation SAST Portfolio Class 3    1.80%      102,997       (10,708)     --       --       92,289
SAST Protected Asset Allocation SAST Portfolio Class 3    1.90%      839,908      (113,947)     --       --      725,961
SAST Protected Asset Allocation SAST Portfolio Class 3    1.95%           25            --      --       --           25
SAST Protected Asset Allocation SAST Portfolio Class 3    2.15%       20,462       (20,375)     --       --           87
SAST Real Estate Portfolio Class 1                        1.52%       68,036      (184,918)  3,229       --     (113,653)
SAST Real Estate Portfolio Class 1                        1.77%          791        (2,100)     --       --       (1,309)
SAST Real Estate Portfolio Class 2                        1.52%        7,408       (68,562)    542       --      (60,612)
SAST Real Estate Portfolio Class 2                        1.72%           25        (1,642)     --       --       (1,617)
SAST Real Estate Portfolio Class 2                        1.77%        2,214       (15,891)     --       --      (13,677)
SAST Real Estate Portfolio Class 2                        1.97%        1,136        (1,236)     --       --         (100)
SAST Real Estate Portfolio Class 3                        1.15%      151,606      (260,216)  4,195       --     (104,415)
SAST Real Estate Portfolio Class 3                        1.30%      339,873      (989,126)     --       --     (649,253)
SAST Real Estate Portfolio Class 3                        1.40%       35,393       (96,811)     --       --      (61,418)
SAST Real Estate Portfolio Class 3                        1.52%      127,653    (1,280,839)  2,428   (1,094)  (1,151,852)
SAST Real Estate Portfolio Class 3                        1.55%      181,679      (512,139)     --       --     (330,460)
SAST Real Estate Portfolio Class 3                        1.65%      197,900      (604,414)    166       --     (406,348)
SAST Real Estate Portfolio Class 3                        1.72%       14,254      (109,466)  1,176       --      (94,036)
SAST Real Estate Portfolio Class 3                        1.77%       38,735      (464,942)     --       --     (426,207)
SAST Real Estate Portfolio Class 3                        1.80%        8,465       (30,700)     --       --      (22,235)
SAST Real Estate Portfolio Class 3                        1.90%       95,048      (436,883)     --       --     (341,835)
SAST Real Estate Portfolio Class 3                        1.95%        4,135       (18,845)     --       --      (14,710)
SAST Real Estate Portfolio Class 3                        1.97%          108        (8,566)     --       --       (8,458)
SAST Real Estate Portfolio Class 3                        2.02%        3,438        (7,457)     --       --       (4,019)
SAST Real Estate Portfolio Class 3                        2.05%            4           (56)     --       --          (52)
SAST Real Estate Portfolio Class 3                        2.15%        5,183       (15,231)     --       --      (10,048)
SAST Real Estate Portfolio Class 3                        2.17%          104        (4,831)     --       --       (4,727)
SAST Real Estate Portfolio Class 3                        2.30%       17,867        (5,931)     --       --       11,936
SAST Small & Mid Cap Value Portfolio Class 2              1.52%       18,852      (157,200)    327       --     (138,021)
SAST Small & Mid Cap Value Portfolio Class 2              1.72%           16          (603)     --       --         (587)
SAST Small & Mid Cap Value Portfolio Class 2              1.77%        4,240       (13,664)     --       --       (9,424)
SAST Small & Mid Cap Value Portfolio Class 2              1.97%           24           (44)     --       --          (20)
SAST Small & Mid Cap Value Portfolio Class 3              1.15%      174,043      (194,685)  2,008       --      (18,634)
SAST Small & Mid Cap Value Portfolio Class 3              1.30%      426,625      (710,652)     --       --     (284,027)
SAST Small & Mid Cap Value Portfolio Class 3              1.40%       64,293       (59,250)     --       --        5,043
SAST Small & Mid Cap Value Portfolio Class 3              1.52%      331,572    (1,943,221) 10,191       --   (1,601,458)
SAST Small & Mid Cap Value Portfolio Class 3              1.55%      239,914      (378,071)     --       --     (138,157)
SAST Small & Mid Cap Value Portfolio Class 3              1.65%      384,711      (490,238)    244       --     (105,283)
SAST Small & Mid Cap Value Portfolio Class 3              1.72%       20,115      (217,367)     --       --     (197,252)
SAST Small & Mid Cap Value Portfolio Class 3              1.77%      118,301      (561,159)     --       --     (442,858)
SAST Small & Mid Cap Value Portfolio Class 3              1.80%        8,247       (21,119)     --       --      (12,872)
SAST Small & Mid Cap Value Portfolio Class 3              1.90%      149,738      (298,700)     --       --     (148,962)
SAST Small & Mid Cap Value Portfolio Class 3              1.95%        3,097       (11,834)     --       --       (8,737)
SAST Small & Mid Cap Value Portfolio Class 3              1.97%        1,343       (11,458)     --       --      (10,115)
SAST Small & Mid Cap Value Portfolio Class 3              2.02%        2,030        (6,516)     --       --       (4,486)
SAST Small & Mid Cap Value Portfolio Class 3              2.05%           10          (104)     --       --          (94)
SAST Small & Mid Cap Value Portfolio Class 3              2.15%       10,793        (9,417)     --       --        1,376
SAST Small & Mid Cap Value Portfolio Class 3              2.17%          415        (4,706)     --       --       (4,291)
SAST Small & Mid Cap Value Portfolio Class 3              2.30%        1,304        (6,117)     --       --       (4,813)
SAST Small Company Value Portfolio Class 3                1.15%       77,192       (65,471)    623       --       12,344
SAST Small Company Value Portfolio Class 3                1.30%      348,381      (314,709)     --       --       33,672
SAST Small Company Value Portfolio Class 3                1.40%       23,657       (26,548)     --       --       (2,891)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Small Company Value Portfolio Class 3                1.52%       572,871   (1,241,012)  2,067     (63)     (666,137)
SAST Small Company Value Portfolio Class 3                1.55%       199,012     (150,905)     --      --        48,107
SAST Small Company Value Portfolio Class 3                1.65%       235,196     (164,885)    101      --        70,412
SAST Small Company Value Portfolio Class 3                1.72%        16,824      (99,453)     --      --       (82,629)
SAST Small Company Value Portfolio Class 3                1.77%       206,375     (429,749)     --      --      (223,374)
SAST Small Company Value Portfolio Class 3                1.80%         6,760       (9,246)     --      --        (2,486)
SAST Small Company Value Portfolio Class 3                1.90%       125,687     (124,348)     --      --         1,339
SAST Small Company Value Portfolio Class 3                1.95%         4,251       (6,714)     --      --        (2,463)
SAST Small Company Value Portfolio Class 3                1.97%           838      (12,576)     --      --       (11,738)
SAST Small Company Value Portfolio Class 3                2.02%         2,687       (3,636)     --      --          (949)
SAST Small Company Value Portfolio Class 3                2.05%            20           (9)     --      --            11
SAST Small Company Value Portfolio Class 3                2.15%         1,438       (1,663)     --      --          (225)
SAST Small Company Value Portfolio Class 3                2.17%         1,210       (5,752)     --      --        (4,542)
SAST Small Company Value Portfolio Class 3                2.30%         1,548       (1,596)     --      --           (48)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.10%         2,505           --      --      --         2,505
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.15%    15,986,640   (1,146,708)     --      --    14,839,932
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.30%    82,676,715   (5,672,354)     --      --    77,004,361
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.40%     3,257,784     (180,160)     --      --     3,077,624
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.52%     3,430,827     (825,072)     --      --     2,605,755
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.55%    20,956,942   (1,470,509)     --      --    19,486,433
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.65%    55,219,708   (3,264,837)     --      --    51,954,871
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.72%        51,521      (41,929)     --      --         9,592
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.77%     1,514,334     (238,341)     --      --     1,275,993
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.80%     1,960,213     (219,726)     --      --     1,740,487
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.90%    10,280,358   (1,389,770)  2,284      --     8,892,872
SAST SunAmerica Dynamic Strategy Portfolio Class 3        1.95%            84       (1,258)     --      --        (1,174)
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.02%         4,463       (1,811)     --      --         2,652
SAST SunAmerica Dynamic Strategy Portfolio Class 3        2.15%       310,458     (222,690)     --      --        87,768
SAST Technology Portfolio Class 1                         1.52%       336,660     (472,717)  1,572      --      (134,485)
SAST Technology Portfolio Class 1                         1.77%         3,703      (18,712)     --      --       (15,009)
SAST Technology Portfolio Class 2                         1.40%         3,442       (3,255)     --      --           187
SAST Technology Portfolio Class 2                         1.52%        88,656     (143,068)     --    (114)      (54,526)
SAST Technology Portfolio Class 2                         1.55%       100,290     (115,685)     --      --       (15,395)
SAST Technology Portfolio Class 2                         1.70%            --       (1,835)     --      --        (1,835)
SAST Technology Portfolio Class 2                         1.72%            51       (2,717)     --      --        (2,666)
SAST Technology Portfolio Class 2                         1.77%         1,317      (10,042)     --      --        (8,725)
SAST Technology Portfolio Class 2                         1.80%            --         (408)     --      --          (408)
SAST Technology Portfolio Class 2                         1.97%             1         (123)     --      --          (122)
SAST Technology Portfolio Class 3                         1.15%        31,309      (26,933)  2,943      --         7,319
SAST Technology Portfolio Class 3                         1.30%        86,291      (59,717)  1,447      --        28,021
SAST Technology Portfolio Class 3                         1.40%        13,942       (2,889)     --      --        11,053
SAST Technology Portfolio Class 3                         1.52%       825,140   (1,289,463)     --      --      (464,323)
SAST Technology Portfolio Class 3                         1.55%        66,027      (22,580)     --      --        43,447
SAST Technology Portfolio Class 3                         1.65%       102,172      (54,507)     --      --        47,665
SAST Technology Portfolio Class 3                         1.72%       100,943     (144,532)     --      --       (43,589)
SAST Technology Portfolio Class 3                         1.77%       147,139     (258,260)     --      --      (111,121)
SAST Technology Portfolio Class 3                         1.80%         9,654       (2,943)     --      --         6,711
SAST Technology Portfolio Class 3                         1.90%        29,487      (28,139)     --      --         1,348
SAST Technology Portfolio Class 3                         1.95%        10,802       (6,110)     --      --         4,692
SAST Technology Portfolio Class 3                         1.97%        22,442      (21,585)     --      --           857
SAST Technology Portfolio Class 3                         2.02%        30,085       (1,599)     --      --        28,486
SAST Technology Portfolio Class 3                         2.15%        12,900       (2,259)     --      --        10,641
SAST Technology Portfolio Class 3                         2.17%            --          (97)     --      --           (97)
SAST Technology Portfolio Class 3                         2.30%        12,325           --      --      --        12,325
SAST Telecom Utility Portfolio Class 1                    1.52%        47,565     (124,544)  2,766      --       (74,213)
SAST Telecom Utility Portfolio Class 1                    1.77%         1,121         (838)     --      --           283
SAST Telecom Utility Portfolio Class 2                    1.52%         8,076      (12,810)  1,421      --        (3,313)
SAST Telecom Utility Portfolio Class 2                    1.77%           463       (6,926)     --      --        (6,463)
SAST Telecom Utility Portfolio Class 3                    1.15%        32,251      (27,300)    291      --         5,242
SAST Telecom Utility Portfolio Class 3                    1.30%        80,805      (49,341)     --      --        31,464
SAST Telecom Utility Portfolio Class 3                    1.40%         3,247       (3,339)     --      --           (92)
SAST Telecom Utility Portfolio Class 3                    1.52%        49,463     (119,564)    111      --       (69,990)
SAST Telecom Utility Portfolio Class 3                    1.55%        56,155      (31,638)     --      --        24,517
SAST Telecom Utility Portfolio Class 3                    1.65%        78,206      (33,051)     --      --        45,155
SAST Telecom Utility Portfolio Class 3                    1.72%        15,017      (18,480)     --      --        (3,463)
SAST Telecom Utility Portfolio Class 3                    1.77%        22,080      (28,625)     --      --        (6,545)
SAST Telecom Utility Portfolio Class 3                    1.80%         6,976       (2,576)     --      --         4,400
SAST Telecom Utility Portfolio Class 3                    1.90%        23,743      (12,096)     --      --        11,647
SAST Telecom Utility Portfolio Class 3                    1.95%           407       (3,278)     --      --        (2,871)
SAST Telecom Utility Portfolio Class 3                    1.97%         6,832       (2,498)     --      --         4,334
SAST Telecom Utility Portfolio Class 3                    2.02%             7         (604)     --      --          (597)
SAST Telecom Utility Portfolio Class 3                    2.15%        22,665       (6,333)     --      --        16,332

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity
                                                         Expense  Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ------------
SAST Telecom Utility Portfolio Class 3                    2.17%        1,353           (95)     --     --          1,258
SAST Telecom Utility Portfolio Class 3                    2.30%           46          (151)     --     --           (105)
SAST Total Return Bond Portfolio Class 1                  1.52%      122,313      (427,227)  7,757     --       (297,157)
SAST Total Return Bond Portfolio Class 1                  1.77%        1,764       (10,883)     --     --         (9,119)
SAST Total Return Bond Portfolio Class 2                  1.52%       35,480      (126,571)     --    (30)       (91,121)
SAST Total Return Bond Portfolio Class 2                  1.77%        9,008       (32,026)     --     --        (23,018)
SAST Total Return Bond Portfolio Class 3                  1.15%      472,475      (442,867)    578     --         30,186
SAST Total Return Bond Portfolio Class 3                  1.30%    1,909,531    (1,814,899)  3,264     --         97,896
SAST Total Return Bond Portfolio Class 3                  1.40%      104,548      (136,882)     --     --        (32,334)
SAST Total Return Bond Portfolio Class 3                  1.52%      442,166    (2,016,138)    211     --     (1,573,761)
SAST Total Return Bond Portfolio Class 3                  1.55%      657,598      (913,278)     --     --       (255,680)
SAST Total Return Bond Portfolio Class 3                  1.65%    1,346,866    (1,425,845)  1,175     --        (77,804)
SAST Total Return Bond Portfolio Class 3                  1.72%       42,973       (80,968)     --     --        (37,995)
SAST Total Return Bond Portfolio Class 3                  1.77%      166,492      (753,034)     --     --       (586,542)
SAST Total Return Bond Portfolio Class 3                  1.80%       84,420       (72,947)     --     --         11,473
SAST Total Return Bond Portfolio Class 3                  1.90%      545,964      (717,736)     --     --       (171,772)
SAST Total Return Bond Portfolio Class 3                  1.95%        6,720       (25,070)     --     --        (18,350)
SAST Total Return Bond Portfolio Class 3                  1.97%       12,350        (1,469)     --     --         10,881
SAST Total Return Bond Portfolio Class 3                  2.02%        2,696       (12,402)     --     --         (9,706)
SAST Total Return Bond Portfolio Class 3                  2.05%           12           (11)     --     --              1
SAST Total Return Bond Portfolio Class 3                  2.15%        5,807       (25,493)     --     --        (19,686)
SAST Total Return Bond Portfolio Class 3                  2.17%          902        (8,023)     --     --         (7,121)
SAST Total Return Bond Portfolio Class 3                  2.30%        3,376        (5,876)     --     --         (2,500)
SAST VCP Total Return Balanced Portfolio Class 3          1.10%        1,249            --      --     --          1,249
SAST VCP Total Return Balanced Portfolio Class 3          1.15%    1,043,474      (118,508)     --     --        924,966
SAST VCP Total Return Balanced Portfolio Class 3          1.30%    5,832,674      (303,879)     --     --      5,528,795
SAST VCP Total Return Balanced Portfolio Class 3          1.40%      217,669       (20,441)     --     --        197,228
SAST VCP Total Return Balanced Portfolio Class 3          1.55%    1,424,731       (94,439)     --     --      1,330,292
SAST VCP Total Return Balanced Portfolio Class 3          1.65%    3,803,835      (195,062)     --     --      3,608,773
SAST VCP Total Return Balanced Portfolio Class 3          1.80%       99,145        (6,886)     --     --         92,259
SAST VCP Total Return Balanced Portfolio Class 3          1.90%      764,402       (57,741)     --     --        706,661
SAST VCP Total Return Balanced Portfolio Class 3          2.15%       17,936        (1,094)     --     --         16,842
SAST VCP Value Portfolio Class 3                          1.15%    1,079,250       (89,840)     --     --        989,410
SAST VCP Value Portfolio Class 3                          1.30%    6,025,059      (412,386)     --     --      5,612,673
SAST VCP Value Portfolio Class 3                          1.40%      241,772       (15,337)     --     --        226,435
SAST VCP Value Portfolio Class 3                          1.55%    1,444,773      (115,411)     --     --      1,329,362
SAST VCP Value Portfolio Class 3                          1.65%    4,147,317      (233,711)     --     --      3,913,606
SAST VCP Value Portfolio Class 3                          1.80%       97,628        (8,764)     --     --         88,864
SAST VCP Value Portfolio Class 3                          1.90%      839,063       (79,727)     --     --        759,336
SAST VCP Value Portfolio Class 3                          2.15%       24,514        (6,822)     --     --         17,692
SST Allocation Balanced Portfolio Class 3                 1.15%       59,717      (109,365)     --     --        (49,648)
SST Allocation Balanced Portfolio Class 3                 1.30%      312,937      (304,082)     --     --          8,855
SST Allocation Balanced Portfolio Class 3                 1.40%      137,179       (21,308)     --     --        115,871
SST Allocation Balanced Portfolio Class 3                 1.52%       60,605      (223,081)     --     --       (162,476)
SST Allocation Balanced Portfolio Class 3                 1.55%      239,515      (218,168)     --     --         21,347
SST Allocation Balanced Portfolio Class 3                 1.65%      224,418      (179,404)     --     --         45,014
SST Allocation Balanced Portfolio Class 3                 1.77%       12,289       (42,859)     --     --        (30,570)
SST Allocation Balanced Portfolio Class 3                 1.80%       33,324       (51,585)     --     --        (18,261)
SST Allocation Balanced Portfolio Class 3                 1.90%      121,912       (46,988)     --     --         74,924
SST Allocation Balanced Portfolio Class 3                 1.95%          131        (6,250)     --     --         (6,119)
SST Allocation Balanced Portfolio Class 3                 2.02%        2,075       (48,155)     --     --        (46,080)
SST Allocation Balanced Portfolio Class 3                 2.15%          966       (39,073)     --     --        (38,107)
SST Allocation Balanced Portfolio Class 3                 2.17%           28        (5,248)     --     --         (5,220)
SST Allocation Balanced Portfolio Class 3                 2.30%            7          (716)     --     --           (709)
SST Allocation Growth Portfolio Class 3                   1.15%       13,834        (9,058)     --     --          4,776
SST Allocation Growth Portfolio Class 3                   1.30%      169,120      (120,882)     --     --         48,238
SST Allocation Growth Portfolio Class 3                   1.40%       22,740          (376)     --     --         22,364
SST Allocation Growth Portfolio Class 3                   1.52%       29,243       (47,749)     --     --        (18,506)
SST Allocation Growth Portfolio Class 3                   1.55%      114,160       (16,893)     --     --         97,267
SST Allocation Growth Portfolio Class 3                   1.65%      122,315       (17,703)     --     --        104,612
SST Allocation Growth Portfolio Class 3                   1.77%       46,189       (25,216)     --     --         20,973
SST Allocation Growth Portfolio Class 3                   1.80%        1,861          (158)     --     --          1,703
SST Allocation Growth Portfolio Class 3                   1.90%       95,713       (46,787)     --     --         48,926
SST Allocation Growth Portfolio Class 3                   1.95%        7,092        (3,140)     --     --          3,952
SST Allocation Growth Portfolio Class 3                   2.02%          167        (2,329)     --     --         (2,162)
SST Allocation Growth Portfolio Class 3                   2.15%            4      (101,534)     --     --       (101,530)
SST Allocation Growth Portfolio Class 3                   2.17%           --            --      --     --             --
SST Allocation Growth Portfolio Class 3                   2.30%           --      (154,122)     --     --       (154,122)
SST Allocation Moderate Growth Portfolio Class 3          1.15%      358,498       (44,001)     --     --        314,497
SST Allocation Moderate Growth Portfolio Class 3          1.30%      224,097      (323,097)     --     --        (99,000)
SST Allocation Moderate Growth Portfolio Class 3          1.40%       18,506       (10,071)     --     --          8,435
SST Allocation Moderate Growth Portfolio Class 3          1.52%      104,472      (330,338)     --     --       (225,866)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Contracts
                                                         with a
                                                          Total                Accumulation Annuity Annuity     Net
                                                         Expense  Accumulation    Units      Units   Units    Increase
Sub-accounts                                               of     Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------------------------------------------------  --------- ------------ ------------ ------- -------- ----------
SST Allocation Moderate Growth Portfolio Class 3          1.55%      218,954      (266,195)     --     --      (47,241)
SST Allocation Moderate Growth Portfolio Class 3          1.65%      177,626      (161,722)     --     --       15,904
SST Allocation Moderate Growth Portfolio Class 3          1.77%       51,738      (268,142)     --     --     (216,404)
SST Allocation Moderate Growth Portfolio Class 3          1.80%        9,803       (13,118)     --     --       (3,315)
SST Allocation Moderate Growth Portfolio Class 3          1.90%      102,844      (112,910)     --     --      (10,066)
SST Allocation Moderate Growth Portfolio Class 3          1.95%          266       (11,913)     --     --      (11,647)
SST Allocation Moderate Growth Portfolio Class 3          2.02%        1,961       (16,724)     --     --      (14,763)
SST Allocation Moderate Growth Portfolio Class 3          2.15%        5,474        (7,562)     --     --       (2,088)
SST Allocation Moderate Growth Portfolio Class 3          2.17%           32          (105)     --     --          (73)
SST Allocation Moderate Growth Portfolio Class 3          2.30%          465          (608)     --     --         (143)
SST Allocation Moderate Portfolio Class 3                 1.15%      112,372      (125,949) 13,000     --         (577)
SST Allocation Moderate Portfolio Class 3                 1.30%      476,925      (328,221)     --     --      148,704
SST Allocation Moderate Portfolio Class 3                 1.40%        7,255       (23,186)     --     --      (15,931)
SST Allocation Moderate Portfolio Class 3                 1.52%      162,270      (322,228)     --     --     (159,958)
SST Allocation Moderate Portfolio Class 3                 1.55%      196,422      (188,046)     --     --        8,376
SST Allocation Moderate Portfolio Class 3                 1.65%      252,027      (152,908)     --     --       99,119
SST Allocation Moderate Portfolio Class 3                 1.77%       37,634       (72,648)     --     --      (35,014)
SST Allocation Moderate Portfolio Class 3                 1.80%       32,079       (19,712)     --     --       12,367
SST Allocation Moderate Portfolio Class 3                 1.90%       87,076      (108,037)     --     --      (20,961)
SST Allocation Moderate Portfolio Class 3                 1.95%       10,794        (1,939)     --     --        8,855
SST Allocation Moderate Portfolio Class 3                 2.02%       12,240        (4,920)     --     --        7,320
SST Allocation Moderate Portfolio Class 3                 2.15%        7,584       (12,933)     --     --       (5,349)
SST Allocation Moderate Portfolio Class 3                 2.17%           11           (10)     --     --            1
SST Allocation Moderate Portfolio Class 3                 2.30%          232        (2,806)     --     --       (2,574)
SST Real Return Portfolio Class 3                         1.15%      240,671      (152,556)    944     --       89,059
SST Real Return Portfolio Class 3                         1.30%    1,155,259      (740,585)     --     --      414,674
SST Real Return Portfolio Class 3                         1.40%       57,683       (33,185)     --     --       24,498
SST Real Return Portfolio Class 3                         1.52%      812,038    (1,111,994)    624     --     (299,332)
SST Real Return Portfolio Class 3                         1.55%      589,514      (333,804)     --     --      255,710
SST Real Return Portfolio Class 3                         1.65%      636,402      (442,177)  1,290     --      195,515
SST Real Return Portfolio Class 3                         1.72%       31,941       (30,363)     --     --        1,578
SST Real Return Portfolio Class 3                         1.77%      291,589      (353,634)     --     --      (62,045)
SST Real Return Portfolio Class 3                         1.80%       34,021       (35,178)     --     --       (1,157)
SST Real Return Portfolio Class 3                         1.90%      305,069      (308,663)     --     --       (3,594)
SST Real Return Portfolio Class 3                         1.95%       11,315        (7,455)     --     --        3,860
SST Real Return Portfolio Class 3                         1.97%        2,421          (244)     --     --        2,177
SST Real Return Portfolio Class 3                         2.02%        3,239       (13,243)     --     --      (10,004)
SST Real Return Portfolio Class 3                         2.05%           12            (4)     --     --            8
SST Real Return Portfolio Class 3                         2.15%        4,617       (11,930)     --     --       (7,313)
SST Real Return Portfolio Class 3                         2.17%        6,624        (8,556)     --     --       (1,932)
SST Real Return Portfolio Class 3                         2.30%        2,942        (3,929)     --     --         (987)
Sterling Capital Select Equity VIF                        1.52%        1,738       (15,802)     --     --      (14,064)
Sterling Capital Select Equity VIF                        1.72%        1,204          (681)     --     --          523
Sterling Capital Select Equity VIF                        1.77%          523        (3,137)     --     --       (2,614)
Sterling Capital Select Equity VIF                        1.97%           --            (1)     --     --           (1)
Sterling Capital Special Opportunities VIF                1.52%        5,921       (76,198)     --     --      (70,277)
Sterling Capital Special Opportunities VIF                1.72%        1,200       (23,950)     --     --      (22,750)
Sterling Capital Special Opportunities VIF                1.77%        3,154       (22,242)     --     --      (19,088)
Sterling Capital Special Opportunities VIF                1.97%           --            --      --     --           --
Sterling Capital Special Opportunities VIF                2.02%           --          (312)     --     --         (312)
Sterling Capital Total Return Bond VIF                    1.52%       18,125       (40,574)     --     --      (22,449)
Sterling Capital Total Return Bond VIF                    1.72%          494       (13,772)     --     --      (13,278)
Sterling Capital Total Return Bond VIF                    1.77%          946       (13,596)     --     --      (12,650)
Sterling Capital Total Return Bond VIF                    1.97%           --            --      --     --           --

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                                 At December 31                         For the year ended December 31
                   -------------------------------------------  ------------------------------------------------------
                                 Unit Value                                         Investment
                                  Lowest to          Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/ Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                   ---------- ----------------- --------------  ------------------- ---------- -----------------------
AFIS - Capital Income Builder /(9)/
2015                   69,041   9.43 to    9.64      662,428    1.10%   to   1.40%     2.81%    -3.16%   to    -2.87%
2014                      707              9.73        6,886                 1.40%     0.00%                   -2.66%
                                                                                .
American Funds Asset Allocation Fund Class 2
2015                2,791,383  22.13 to   22.88   63,748,342    1.52%   to   1.77%     1.59%    -0.38%   to    -0.13%
2014                3,134,901  22.22 to   22.91   71,685,041    1.52%   to   1.77%     1.42%     3.55%   to     3.81%
2013                3,557,044  21.46 to   22.07   78,372,329    1.52%   to   1.77%     1.45%    21.53%   to    21.83%
2012                3,871,926  17.66 to   18.11   70,041,345    1.52%   to   1.77%     1.84%    14.15%   to    14.43%
2011                4,592,849  15.47 to   15.83   72,609,243    1.52%   to   1.77%     1.78%    -0.48%   to    -0.23%
American Funds Asset Allocation Fund Class 3
2015                  523,181  68.06 to   69.31   36,231,221    1.30%   to   1.40%     1.66%     0.05%   to     0.15%
2014                  572,831  68.03 to   69.21   39,614,090    1.30%   to   1.40%     1.48%     4.00%   to     4.10%
2013                  639,183  65.41 to   66.48   42,459,364    1.30%   to   1.40%     1.52%    22.09%   to    22.21%
2012                  694,087  53.58 to   54.40   37,731,455    1.30%   to   1.40%     1.93%    14.65%   to    14.77%
2011                  785,780  46.73 to   47.40   37,221,998    1.30%   to   1.40%     1.81%    -0.05%   to     0.05%
American Funds Cash Management Fund Class 3
2015                  301,423  19.78 to   20.14    6,069,574    1.30%   to   1.40%     0.00%    -1.83%   to    -1.73%
2014                  370,027  20.15 to   20.50    7,581,985    1.30%   to   1.40%     0.00%    -1.83%   to    -1.73%
2013                  382,715  20.52 to   20.86    7,979,244    1.30%   to   1.40%     0.00%    -1.82%   to    -1.73%
2012                  490,800  20.90 to   21.22   10,413,855    1.30%   to   1.40%     0.00%    -1.74%   to    -1.64%
2011                  551,224  21.27 to   21.58   11,890,437    1.30%   to   1.40%     0.00%    -1.74%   to    -1.64%
American Funds Global Growth Fund Class 2
2015                5,814,880  31.71 to   33.67  194,638,015    1.52%   to   1.97%     0.99%     4.85%   to     5.32%
2014                6,938,511  30.24 to   31.96  220,617,184    1.52%   to   1.97%     1.10%     0.32%   to     0.77%
2013                8,115,559  30.14 to   31.72  256,137,760    1.52%   to   1.97%     1.19%    26.67%   to    27.24%
2012                9,876,200  23.80 to   24.93  245,057,800    1.52%   to   1.97%     0.85%    20.17%   to    20.71%
2011               12,096,803  19.80 to   20.65  248,764,306    1.52%   to   1.97%     1.22%   -10.66%   to   -10.26%
American Funds Growth Fund Class 2
2015                8,582,423  29.42 to   31.22  266,061,733    1.52%   to   1.97%     0.58%     4.77%   to     5.25%
2014               10,341,097  28.08 to   29.67  304,784,034    1.52%   to   1.97%     0.74%     6.39%   to     6.87%
2013               12,326,326  26.39 to   27.76  340,146,937    1.52%   to   1.97%     0.90%    27.57%   to    28.15%
2012               15,234,989  20.69 to   21.66  328,241,194    1.52%   to   1.97%     0.76%    15.59%   to    16.11%
2011               18,577,732  17.90 to   18.66  344,935,437    1.52%   to   1.97%     0.58%    -6.14%   to    -5.72%
American Funds Growth Fund Class 3
2015                  670,078 283.96 to  289.17  193,645,938    1.30%   to   1.40%     0.65%     5.44%   to     5.54%
2014                  758,561 269.32 to  273.99  207,717,875    1.30%   to   1.40%     0.95%     7.08%   to     7.19%
2013                  845,426 251.51 to  255.61  215,982,019    1.30%   to   1.40%     0.98%    28.40%   to    28.52%
2012                  950,747 195.88 to  198.88  188,985,493    1.30%   to   1.40%     0.85%    16.33%   to    16.44%
2011                1,105,433 168.39 to  170.79  188,708,917    1.30%   to   1.40%     0.65%    -5.54%   to    -5.44%
American Funds Growth-Income Fund Class 2
2015               10,210,265  24.74 to   26.27  266,505,791    1.52%   to   1.97%     1.25%    -0.52%   to    -0.08%
2014               12,261,272  24.87 to   26.29  320,475,121    1.52%   to   1.97%     1.23%     8.48%   to     8.97%
2013               14,676,170  22.92 to   24.13  352,190,230    1.52%   to   1.97%     1.30%    30.91%   to    31.49%
2012               18,139,027  17.51 to   18.35  331,179,768    1.52%   to   1.97%     1.55%    15.19%   to    15.71%
2011               21,845,814  15.20 to   15.86  344,899,767    1.52%   to   1.97%     1.46%    -3.75%   to    -3.31%
American Funds Growth-Income Fund Class 3
2015                  823,135 192.83 to  196.37  161,492,915    1.30%   to   1.40%     1.33%     0.12%   to     0.22%
2014                  941,271 192.61 to  195.94  184,282,551    1.30%   to   1.40%     1.31%     9.17%   to     9.28%
2013                1,078,621 176.43 to  179.30  193,255,373    1.30%   to   1.40%     1.38%    31.73%   to    31.86%
2012                1,238,142 133.93 to  135.98  168,248,736    1.30%   to   1.40%     1.60%    15.95%   to    16.07%
2011                1,470,881 115.51 to  117.16  172,210,686    1.30%   to   1.40%     1.52%    -3.14%   to    -3.04%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                                At December 31                          For the year ended December 31
                   -------------------------------------------   ----------------------------------------------------
                                Unit Value                                          Investment
                                Lowest to             Net                             Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/ Ratio/(2)/     Highest /(3)/
                   ---------- -----------------  --------------  ------------------ ---------- ----------------------
American Funds High-Income Bond Fund Class 3
2015                  133,285 85.58  to   87.14    11,609,844    1.30%  to   1.40%     5.37%    -8.42%   to    -8.33%
2014                  168,452 93.45  to   95.06    16,007,664    1.30%  to   1.40%     5.52%    -0.81%   to    -0.71%
2013                  198,461 94.21  to   95.74    18,994,525    1.30%  to   1.40%     6.15%     5.29%   to     5.40%
2012                  233,472 89.47  to   90.84    21,202,693    1.30%  to   1.40%     6.89%    12.09%   to    12.20%
2011                  253,203 79.82  to   80.96    20,491,234    1.30%  to   1.40%     7.32%     0.56%   to     0.66%
American Funds International Fund Class 3
2015                  576,621 53.82  to   54.81    31,581,888    1.30%  to   1.40%     1.55%    -5.77%   to    -5.68%
2014                  658,805 57.12  to   58.11    38,263,106    1.30%  to   1.40%     1.39%    -3.91%   to    -3.82%
2013                  763,819 59.45  to   60.42    46,122,250    1.30%  to   1.40%     1.37%    19.98%   to    20.10%
2012                  869,072 49.54  to   50.30    43,694,055    1.30%  to   1.40%     1.48%    16.33%   to    16.45%
2011                1,006,795 42.59  to   43.20    43,473,502    1.30%  to   1.40%     1.67%   -15.05%   to   -14.97%
American Funds US Government AAA-Rated Securities Fund Class 3
2015                  271,758 39.70  to   40.42    10,978,306    1.30%  to   1.40%     1.40%     0.23%   to     0.33%
2014                  321,306 39.60  to   40.29    12,937,888    1.30%  to   1.40%     1.04%     3.65%   to     3.75%
2013                  371,384 38.21  to   38.83    14,411,049    1.30%  to   1.40%     0.64%    -4.35%   to    -4.25%
2012                  488,933 39.95  to   40.56    19,814,636    1.30%  to   1.40%     1.02%     0.60%   to     0.70%
2011                  591,640 39.71  to   40.28    23,809,754    1.30%  to   1.40%     1.81%     6.06%   to     6.17%
AST Asset Allocation Portfolio Class 1
2015                2,630,695 34.78  to   36.08    94,831,785    1.52%  to   1.77%     2.92%    -3.45%   to    -3.21%
2014                2,978,668 36.02  to   37.27   110,944,048    1.52%  to   1.77%     2.37%     5.58%   to     5.84%
2013                3,445,475 34.12  to   35.22   121,313,146    1.52%  to   1.77%     2.82%    15.82%   to    16.11%
2012                3,982,890 29.46  to   30.33   120,778,080    1.52%  to   1.77%     3.00%     9.98%   to    10.25%
2011                4,606,167 26.79  to   27.51   126,687,967    1.52%  to   1.77%     2.66%    -0.84%   to    -0.60%
AST Asset Allocation Portfolio Class 2
2015                  164,976 33.17  to   35.31     5,746,646    1.52%  to   1.97%     2.76%    -3.78%   to    -3.35%
2014                  186,837 34.47  to   36.54     6,745,743    1.52%  to   1.97%     2.03%     5.21%   to     5.68%
2013                  278,470 32.77  to   34.57     9,535,613    1.52%  to   1.97%     2.54%    15.42%   to    15.94%
2012                  330,320 28.39  to   29.82     9,767,892    1.52%  to   1.97%     2.96%     9.59%   to    10.09%
2011                  362,705 25.91  to   27.09     9,754,826    1.52%  to   1.97%     2.45%    -1.19%   to    -0.74%
AST Asset Allocation Portfolio Class 3
2015                1,559,554 10.96  to   13.79    34,297,407    1.10%  to   2.30%     2.80%    -4.20%   to    -3.04%
2014                1,531,013 14.40  to   15.83    36,335,227    1.15%  to   2.30%     2.21%     4.76%   to     5.97%
2013                1,595,233 13.74  to   14.94    37,030,304    1.15%  to   2.30%     2.59%    14.92%   to    16.25%
2012                1,531,222 11.96  to   12.85    32,024,508    1.15%  to   2.30%     2.78%     9.13%   to    10.39%
2011                1,411,518 10.96  to   11.64    29,785,008    1.15%  to   2.30%     2.64%    -1.62%   to    -0.48%
AST Capital Appreciation Portfolio Class 1
2015                3,034,634 91.72  to   95.23   284,721,855    1.52%  to   1.77%     0.00%     6.82%   to     7.09%
2014                3,471,675 85.86  to   88.93   303,798,648    1.52%  to   1.77%     0.00%    13.22%   to    13.50%
2013                3,993,983 20.52  to   78.35   308,056,100    1.52%  to   1.77%     0.00%    33.44%   to    33.78%
2012                4,724,022 15.38  to   58.57   272,256,449    1.52%  to   1.77%     0.00%    21.72%   to    22.02%
2011                5,559,287 12.63  to   48.00   262,968,434    1.52%  to   1.77%     0.00%    -8.68%   to    -8.45%
AST Capital Appreciation Portfolio Class 2
2015                  489,826 88.76  to   94.73    45,450,170    1.40%  to   1.97%     0.00%     6.45%   to     7.06%
2014                  582,777 83.38  to   88.49    50,614,579    1.40%  to   1.97%     0.00%    12.83%   to    13.47%
2013                  702,652 73.91  to   77.98    53,896,333    1.40%  to   1.97%     0.00%    32.98%   to    33.74%
2012                  871,835 55.58  to   58.31    50,117,932    1.40%  to   1.97%     0.00%    21.29%   to    21.99%
2011                1,074,162 45.82  to   47.80    50,722,731    1.40%  to   1.97%     0.00%    -9.00%   to    -8.48%
AST Capital Appreciation Portfolio Class 3
2015               10,203,791 14.17  to   21.80   426,922,869    1.10%  to   2.30%     0.00%     5.99%   to     7.27%
2014               10,550,598 20.56  to   22.50   447,124,602    1.15%  to   2.30%     0.00%    12.34%   to    13.64%
2013               11,227,421 18.31  to   19.80   454,840,165    1.15%  to   2.30%     0.00%    32.41%   to    33.94%
2012               12,383,454 13.82  to   14.78   406,740,869    1.15%  to   2.30%     0.00%    20.77%   to    22.17%
2011               12,477,127 11.45  to   12.10   377,129,549    1.15%  to   2.30%     0.00%    -9.39%   to    -8.34%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
AST Government and Quality Bond Portfolio Class 1
2015               3,311,085 20.49  to   21.27    70,014,654    1.52%   to   1.77%     1.48%    -1.22%   to    -0.98%
2014               3,791,180 20.74  to   21.48    80,943,079    1.52%   to   1.77%     1.83%     3.32%   to     3.58%
2013               4,435,744 20.07  to   20.73    91,347,684    1.52%   to   1.77%     2.34%    -3.81%   to    -3.56%
2012               5,343,112 14.25  to   21.50   114,136,242    1.52%   to   1.77%     2.24%     1.97%   to     2.23%
2011               6,242,049 13.98  to   21.03   130,486,125    1.52%   to   1.77%     3.08%     5.21%   to     5.47%
AST Government and Quality Bond Portfolio Class 2
2015               1,444,594 19.59  to   20.81    29,886,349    1.52%   to   1.97%     1.28%    -1.57%   to    -1.13%
2014               1,761,628 19.90  to   21.05    36,871,794    1.52%   to   1.97%     1.66%     2.96%   to     3.43%
2013               2,106,669 19.33  to   20.35    42,659,536    1.52%   to   1.97%     2.12%    -4.14%   to    -3.71%
2012               2,454,974 20.16  to   21.17    51,673,486    1.52%   to   1.97%     2.05%     1.61%   to     2.07%
2011               2,894,272 19.84  to   20.74    59,710,741    1.52%   to   1.97%     2.88%     4.84%   to     5.31%
AST Government and Quality Bond Portfolio Class 3
2015              32,693,134  9.99  to   11.37   517,482,820    1.10%   to   2.30%     1.28%    -1.99%   to    -0.81%
2014              33,515,084 11.60  to   12.62   556,008,094    1.15%   to   2.30%     1.65%     2.52%   to     3.71%
2013              36,451,502 11.32  to   12.17   599,998,696    1.15%   to   2.30%     2.12%    -4.55%   to    -3.45%
2012              35,919,014 11.86  to   12.60   631,222,456    1.15%   to   2.30%     2.05%     1.18%   to     2.35%
2011              33,622,521 11.72  to   12.31   607,330,250    1.15%   to   2.30%     2.97%     4.39%   to     5.60%
AST Growth Portfolio Class 1
2015               1,407,748 46.46  to   48.23    67,822,689    1.52%   to   1.77%     0.62%    -1.61%   to    -1.36%
2014               1,641,387 47.22  to   48.89    80,179,098    1.52%   to   1.77%     0.54%     5.56%   to     5.83%
2013               1,963,129 44.73  to   46.20    90,632,280    1.52%   to   1.77%     0.78%    32.81%   to    33.14%
2012               2,271,526 33.68  to   34.70    78,772,999    1.52%   to   1.77%     0.56%    11.96%   to    12.24%
2011               2,722,805 30.08  to   30.92    84,129,487    1.52%   to   1.77%     0.72%    -7.90%   to    -7.67%
AST Growth Portfolio Class 2
2015                 399,190 44.52  to   47.28    18,719,395    1.52%   to   1.97%     0.42%    -1.95%   to    -1.51%
2014                 480,301 45.40  to   48.00    22,890,888    1.52%   to   1.97%     0.40%     5.20%   to     5.67%
2013                 557,541 43.16  to   45.42    25,167,652    1.52%   to   1.97%     0.61%    32.35%   to    32.94%
2012                 703,753 32.61  to   34.17    23,923,993    1.52%   to   1.97%     0.39%    11.57%   to    12.08%
2011                 863,723 29.23  to   30.49    26,217,903    1.52%   to   1.97%     0.54%    -8.22%   to    -7.81%
AST Growth Portfolio Class 3
2015               2,674,883 12.13  to   14.28    89,410,347    1.10%   to   2.15%     0.34%    -2.22%   to    -1.19%
2014               2,865,165 14.61  to   15.67   103,500,385    1.15%   to   2.30%     0.30%     4.91%   to     5.96%
2013               3,156,786 13.92  to   14.79   113,886,341    1.15%   to   2.30%     0.54%    31.98%   to    33.30%
2012               3,811,288 10.21  to   11.09   107,879,000    1.15%   to   2.30%     0.29%     9.61%   to    12.38%
2011               4,240,566  9.31  to    9.87   112,152,534    1.15%   to   2.30%     0.45%    -8.74%   to    -7.56%
AST Multi-Asset Portfolio Class 3 /(9)/
2015                   8,383  9.77  to   10.78       107,648    1.10%   to   1.40%     0.75%    -6.05%   to    -5.77%
AST Natural Resources Portfolio Class 1
2015                 671,538 29.47  to   30.60    20,531,857    1.52%   to   1.77%     1.53%   -22.77%   to   -22.58%
2014                 786,603 38.17  to   39.53    31,068,567    1.52%   to   1.77%     1.16%   -19.96%   to   -19.76%
2013                 896,929 47.69  to   49.26    44,152,161    1.52%   to   1.77%     0.90%     3.95%   to     4.21%
2012               1,083,860 45.88  to   47.27    51,203,446    1.52%   to   1.77%     1.07%     1.70%   to     1.96%
2011               1,334,816 45.11  to   46.36    61,850,374    1.52%   to   1.77%     0.67%   -21.66%   to   -21.47%
AST Natural Resources Portfolio Class 2
2015                 172,720 28.25  to   30.02     5,118,355    1.52%   to   1.97%     1.29%   -23.04%   to   -22.70%
2014                 202,008 36.71  to   38.83     7,757,067    1.52%   to   1.97%     0.95%   -20.24%   to   -19.88%
2013                 218,887 46.02  to   48.46    10,503,909    1.52%   to   1.97%     0.78%     3.58%   to     4.05%
2012                 250,776 44.43  to   46.66    11,581,109    1.52%   to   1.97%     0.85%     1.35%   to     1.81%
2011                 306,705 43.84  to   45.83    13,926,958    1.52%   to   1.97%     0.50%   -21.93%   to   -21.58%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                   ------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                     Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                   --------- -----------------  --------------  ------------------  ---------- ----------------------
AST Natural Resources Portfolio Class 3
2015               4,882,343  5.92  to    6.57    66,749,200    1.10%   to   2.30%     1.15%   -23.37%   to   -22.45%
2014               4,537,357  7.72  to    8.62    86,960,927    1.15%   to   2.30%     0.79%   -20.58%   to   -19.66%
2013               4,173,885  9.72  to   10.73   108,369,729    1.15%   to   2.30%     0.70%     3.14%   to     4.33%
2012               4,379,024  9.42  to   10.29   118,286,496    1.15%   to   2.30%     0.80%     0.91%   to     2.08%
2011               4,279,355  9.34  to   10.08   126,949,654    1.15%   to   2.30%     0.44%   -22.59%   to   -21.37%
BLK Global Allocation VI Fund /(9)/
2015                 215,571  9.27  to    9.71     2,036,288    1.10%   to   1.70%     1.42%    -7.26%   to    -2.08%
BLK iShares Alt Strategies VI Fund /(9)/
2015                  64,714  9.29  to    9.93       630,027    1.10%   to   1.70%     5.66%    -7.12%   to    -2.32%
BLK iShares Dynamic Allocation VI Fund/(9)/
2015                  30,466  9.09  to    9.57       288,623    1.10%   to   1.70%     3.57%    -9.10%   to    -5.04%
BLK iShares Dynamic Fixed Income VI Fund/ (9)/
2015                   5,033  9.69  to    9.79        49,112    1.10%   to   1.40%     3.49%    -2.84%   to    -2.55%
BLK iShares Equity Appreciation VI Fund /(9)/
2015                  10,067  8.85  to    9.24        91,274    1.10%   to   1.40%     3.34%    -8.00%   to    -7.72%
Columbia VP Asset Allocation Fund Class 1
2015                  48,225 15.45  to   16.02       771,994    1.52%   to   1.77%     2.07%    -0.71%   to    -0.46%
2014                  50,356 15.56  to   16.09       809,820    1.52%   to   1.77%     2.52%     8.12%   to     8.39%
2013                  53,461 14.40  to   14.85       793,248    1.52%   to   1.77%     2.42%    16.10%   to    16.39%
2012                  54,826 12.05  to   12.76       698,941    1.52%   to   1.77%     2.32%    10.23%   to    11.32%
2011                  85,693 10.93  to   11.46       981,636    1.52%   to   1.77%     2.52%    -3.18%   to    -2.34%
Columbia VP -Dividend Opportunity Fund Class 1
2015                 122,000 14.68  to   15.24     1,848,927    1.52%   to   1.77%     0.00%    -4.36%   to    -4.12%
2014                 138,166 15.35  to   15.90     2,185,966    1.52%   to   2.02%     0.00%     8.15%   to     8.42%
2013                 171,187 14.19  to   14.67     2,499,869    1.52%   to   2.02%     0.00%    24.60%   to    24.91%
2012                 213,530 11.06  to   11.74     2,498,171    1.52%   to   2.02%     0.00%    11.09%   to    12.38%
2011                 272,913  9.95  to   10.45     2,842,827    1.52%   to   2.02%     2.07%    -9.35%   to    -8.57%
Columbia VP -Emerging Markets Bond Fund Class 2 /(9)/
2015                     206  9.29  to    9.33         1,916    1.10%   to   1.70%     0.00%    -7.10%   to    -2.39%
Columbia VP Income Opportunities Fund Class 1
2015                 577,730 21.15  to   22.81    12,963,856    1.52%   to   2.17%     9.20%    -3.12%   to    -2.49%
2014                 689,685 21.83  to   23.40    15,886,936    1.52%   to   2.17%     0.00%     1.79%   to     2.45%
2013                 816,832 21.45  to   22.84    18,377,700    1.52%   to   2.17%    14.04%     2.82%   to     3.49%
2012                 953,291 20.86  to   22.07    20,751,956    1.52%   to   2.17%     6.58%    12.58%   to    13.32%
2011               1,149,751 18.53  to   19.47    22,135,020    1.52%   to   2.17%     7.51%     4.28%   to     4.96%
Columbia VP -Limited Duration Credit Fund Class 2 /(9)/
2015                   9,468  9.58  to    9.51        90,115    1.10%   to   1.40%     0.00%    -3.84%   to    -3.56%
Columbia VP Marsico 21st Century Fund Class 1
2015                  46,711 21.12  to   21.91     1,016,555    1.52%   to   1.77%     0.00%    -0.24%   to     0.01%
2014                  51,756 21.17  to   21.91     1,127,137    1.52%   to   2.02%     0.00%     7.15%   to     7.42%
2013                  56,316 19.76  to   20.40     1,142,130    1.52%   to   2.02%     0.41%    39.94%   to    40.29%
2012                  75,938 13.82  to   14.54     1,099,367    1.52%   to   2.02%     0.00%     8.99%   to     9.70%
2011                  96,971 12.68  to   13.25     1,280,717    1.52%   to   2.02%     0.00%   -14.02%   to   -13.26%
Columbia VP Marsico Focused Equities Fund Class 1
2015               1,465,113 17.03  to   18.48    26,649,644    1.52%   to   2.17%     0.16%     0.37%   to     1.03%
2014               1,730,581 16.97  to   18.29    31,162,661    1.52%   to   2.17%     0.49%    10.04%   to    10.76%
2013               1,989,375 15.42  to   16.51    32,381,678    1.52%   to   2.17%     0.43%    35.15%   to    36.02%
2012               2,462,182 11.41  to   12.14    29,503,319    1.52%   to   2.17%     0.37%     9.63%   to    10.34%
2011               2,932,795 10.41  to   11.00    31,888,262    1.52%   to   2.17%     0.42%    -4.84%   to    -4.08%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
Columbia VP Marsico Growth Fund Class 1
2015                 102,511 16.16  to   16.76     1,704,994    1.52%   to   1.77%     0.11%     0.38%   to     0.63%
2014                 127,401 16.10  to   16.66     2,109,250    1.52%   to   2.02%     0.21%     7.50%   to     7.77%
2013                 152,422 14.98  to   15.46     2,344,258    1.52%   to   2.02%     0.24%    33.27%   to    33.60%
2012                 190,965 10.80  to   11.57     2,200,594    1.52%   to   2.02%     0.66%     8.03%   to    10.54%
2011                 248,363 10.00  to   10.47     2,590,925    1.52%   to   2.02%     0.28%    -5.00%   to    -4.11%
Columbia VP Marsico International Opportunities Fund Class 2
2015                  78,454 17.90  to   18.53     1,448,271    1.52%   to   1.77%     0.28%    -1.79%   to    -1.54%
2014                  94,610 18.22  to   18.82     1,775,008    1.52%   to   2.02%     0.03%    -6.76%   to    -6.53%
2013                 108,715 19.54  to   20.13     2,183,096    1.52%   to   2.02%     0.39%    18.29%   to    18.59%
2012                 142,991 16.09  to   16.97     2,422,378    1.52%   to   2.02%     0.90%    14.26%   to    15.84%
2011                 198,806 14.08  to   14.65     2,907,894    1.52%   to   2.02%     0.78%   -18.15%   to   -17.45%
Columbia VP Mid Cap Growth Opportunity Fund Class 1
2015                  26,926 15.02  to   16.91       443,287    1.52%   to   2.02%     0.00%     3.50%   to     4.02%
2014                  29,229 14.51  to   16.25       462,634    1.52%   to   2.02%     0.00%     5.27%   to     5.79%
2013                  31,993 13.78  to   15.36       478,365    1.52%   to   2.02%     0.12%    28.96%   to    29.27%
2012                  43,776 10.69  to   11.88       509,730    1.52%   to   2.02%     0.00%     9.80%   to    10.08%
2011                  69,236  9.71  to   10.82       736,612    1.52%   to   2.02%     0.00%    -6.92%   to    -6.50%
Columbia VP Small Company Growth Fund Class 1
2015                  43,151 16.14  to   16.76       718,921    1.52%   to   1.77%     0.00%     2.00%   to     2.26%
2014                  56,831 15.82  to   16.39       927,272    1.52%   to   2.02%     0.00%    -6.31%   to    -6.08%
2013                  60,171 16.89  to   17.45     1,045,736    1.52%   to   2.02%     0.11%    38.02%   to    38.36%
2012                  91,523 12.01  to   12.61     1,150,648    1.52%   to   2.02%     0.00%     9.71%   to    10.31%
2011                 117,875 10.95  to   11.43     1,344,410    1.52%   to   2.02%     0.00%    -7.45%   to    -6.97%
Franklin Income Securities Fund Class 2
2015              11,333,252 11.59  to   12.79   140,075,957    1.10%   to   2.30%     4.72%    -9.17%   to    -8.07%
2014              12,250,257 12.76  to   13.91   165,202,869    1.15%   to   2.30%     5.14%     2.24%   to     3.47%
2013              11,538,863 12.48  to   13.40   150,921,881    1.15%   to   2.30%     6.45%    11.36%   to    12.64%
2012              10,906,862 11.21  to   11.90   127,193,425    1.15%   to   2.30%     6.41%    10.08%   to    11.36%
2011               9,098,783 10.18  to   10.68    95,709,571    1.15%   to   2.30%     5.37%     0.04%   to     1.21%
Franklin Strategic Income VIP Fund /(9)/
2015                  58,383  9.31  to    9.36       541,942    1.10%   to   1.70%     6.39%    -6.92%   to    -4.92%
2014                   1,059              9.71        10,403                 1.40%     0.00%                   -2.91%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
2015               4,171,986 10.88  to   11.98    48,202,007    1.10%   to   2.30%     3.02%    -8.35%   to    -7.24%
2014               4,543,641 11.87  to   12.87    56,850,080    1.15%   to   2.30%     2.79%     0.51%   to     1.67%
2013               4,268,985 11.81  to   12.66    52,738,368    1.15%   to   2.30%    12.11%    20.97%   to    22.36%
2012               4,403,773  9.77  to   10.35    44,629,639    1.15%   to   2.30%     2.78%    12.71%   to    14.01%
2011               4,603,619  8.66  to    9.08    41,094,450    1.15%   to   2.30%     0.02%    -3.82%   to    -2.67%
GS VIT Global Markets Navigator Fd SVC /(9)/
2015                   4,209  8.97  to    9.48        39,641    1.10%   to   1.70%     0.18%   -10.33%   to    -6.07%
GS VIT Multi-Strategy Alt Port Advisor/ (9)/
2015                  53,719  9.23  to    9.31       495,129    1.10%   to   1.70%     3.62%    -6.94%   to    -5.93%
GS VIT Strategic Income Fund Advisor /(9)/
2015                  18,829  9.41  to    9.48       179,962    1.10%   to   1.40%     1.92%    -3.61%   to    -3.32%
Invesco V.I. Balanced-Risk Allocation Fd /(9)/
2015                  24,709  9.01  to    9.62       233,043    1.10%   to   1.70%     2.73%    -9.88%   to    -5.45%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
Invesco VI American Franchise Fund Series II
2015               1,044,100 13.59  to   17.23    17,915,130    1.10%   to   2.30%     0.00%     2.37%   to     3.60%
2014               1,196,992 16.83  to   18.41    19,893,499    1.15%   to   2.30%     0.00%     5.71%   to     6.93%
2013               1,384,872 15.92  to   17.22    21,494,962    1.15%   to   2.30%     0.23%    36.62%   to    38.20%
2012               1,724,094 11.66  to   12.46    19,411,520    1.15%   to   2.30%     0.00%    10.81%   to    12.10%
2011               2,071,174 10.52  to   11.11    20,837,864    1.15%   to   2.30%     0.00%    -8.71%   to    -7.45%
Invesco VI Comstock Fund Series II
2015              19,495,530 11.39  to   13.42   318,911,495    1.10%   to   2.30%     1.66%    -8.33%   to    -7.22%
2014              20,591,968 14.64  to   15.90   368,875,078    1.15%   to   2.30%     1.08%     6.62%   to     7.85%
2013              22,819,996 13.73  to   14.75   384,187,587    1.15%   to   2.30%     1.44%    32.58%   to    34.11%
2012              26,370,726 10.35  to   11.00   334,717,061    1.15%   to   2.30%     1.50%    16.21%   to    17.56%
2011              27,849,831  8.91  to    9.35   306,802,405    1.15%   to   2.30%     1.28%    -4.33%   to    -3.23%
Invesco VI Growth and Income Fund Series II
2015              25,455,167 11.65  to   13.72   453,812,224    1.10%   to   2.30%     2.55%    -5.51%   to    -4.37%
2014              27,664,310 14.52  to   15.81   523,816,386    1.15%   to   2.30%     1.46%     7.46%   to     8.71%
2013              31,574,780 13.52  to   14.54   559,065,143    1.15%   to   2.30%     1.27%    30.74%   to    32.24%
2012              37,352,836 10.34  to   10.99   507,496,457    1.15%   to   2.30%     1.29%    11.74%   to    13.04%
2011              39,373,354  9.25  to    9.73   485,240,590    1.15%   to   2.30%     1.04%    -4.48%   to    -3.38%
Ivy Funds VIP Asset Strategy /(9)/
2015                  32,456  8.61  to    9.02       289,994    1.10%   to   1.40%     0.21%    -9.62%   to    -9.35%
2014                   1,077              9.53        10,317                 1.40%     0.00%                   -4.68%
Lord Abbett Fundamental Equity /(9)/
2015                  17,254              9.88       170,492                 1.10%     0.02%                  -14.58%
Lord Abbett Growth and Income Portfolio Class VC
2015              13,843,406 11.63  to   11.90   206,593,937    1.10%   to   2.30%     1.18%    -5.07%   to    -3.93%
2014              15,464,822 12.54  to   13.70   242,902,584    1.15%   to   2.30%     0.67%     5.20%   to     6.42%
2013              17,888,768 11.92  to   12.87   266,894,588    1.15%   to   2.30%     0.56%    32.82%   to    34.35%
2012              22,003,083  8.97  to    9.58   246,903,048    1.15%   to   2.30%     0.95%     9.53%   to    10.80%
2011              23,295,497  8.19  to    8.65   240,195,562    1.15%   to   2.30%     0.75%    -8.22%   to    -7.15%
Lord Abbett Mid Cap Stock Portfolio Class VC
2015                 975,144 18.93  to   19.59    19,055,021    1.52%   to   1.77%     0.55%    -5.48%   to    -5.24%
2014               1,116,823 20.02  to   20.67    23,037,053    1.52%   to   1.77%     0.41%     9.57%   to     9.85%
2013               1,345,896 18.27  to   18.82    25,275,232    1.52%   to   1.77%     0.40%    28.04%   to    28.36%
2012               1,632,494 14.27  to   14.66    23,886,260    1.52%   to   1.77%     0.63%    12.53%   to    12.81%
2011               2,028,107 12.68  to   12.99    26,314,421    1.52%   to   1.77%     0.19%    -5.70%   to    -5.46%
Lord Abbett Series Fund Bond Debenture /(9)/
2015                  45,171  9.30  to    9.76       436,149    1.10%   to   1.70%     8.22%    -6.98%   to     0.10%
Lord Abbett Series Fund Short Duration/ (9)/
2015                  91,371  9.81  to    9.90       903,381    1.10%   to   1.70%     2.71%    -1.92%   to     1.59%
Morgan Stanley UIF Global Infrastructure /(9)/
2015                  44,845  8.10  to    8.61       377,895    1.10%   to   1.70%     0.40%   -18.99%   to   -14.83%
Neuberger Berman AMT Absolute Return Multi Mngr Portfolio /(9)/
2015                  51,274  9.12  to    9.35       477,375    1.10%   to   1.70%     0.00%    -8.81%   to    -6.10%
PIMCO All Asset Portfolio/ (9)/
2015                   2,077  8.70  to    8.85        18,142    1.10%   to   1.40%     0.20%   -10.45%   to   -10.18%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                          For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
PIMCO Emerging Markets Bond Portfolio /(9)/
2015                  4,344  9.24  to    9.58        41,143    1.10%   to   1.40%     6.16%    -3.67%   to    -3.38%
PIMCO Unconstrained Bond Portfolio /(9)/
2015                 37,305  9.66  to    9.69       361,075    1.10%   to   1.70%     2.10%    -3.43%   to    -2.85%
Principal Diversified International Account Class 1
2015                132,854  7.08  to    7.45       984,213    1.40%   to   1.80%     2.58%    -2.13%   to    -1.74%
2014                153,238  7.23  to    7.58     1,156,814    1.40%   to   1.80%     2.22%    -4.94%   to    -4.56%
2013                188,078  7.61  to    7.94     1,489,308    1.40%   to   1.80%     2.32%    16.29%   to    16.76%
2012                272,576  6.54  to    6.80     1,850,877    1.40%   to   1.80%     2.12%    16.32%   to    16.79%
2011                342,059  5.62  to    5.83     1,988,938    1.40%   to   1.80%     0.18%   -12.76%   to   -12.41%
Principal Diversified International Account Class 2
2015                 54,686  6.70  to    7.06       381,698    1.55%   to   1.95%     2.22%    -2.57%   to    -2.18%
2014                 61,069  6.88  to    7.22       436,042    1.55%   to   1.95%     1.86%    -5.27%   to    -4.89%
2013                 70,247  7.26  to    7.59       528,508    1.55%   to   1.95%     2.19%    15.91%   to    16.37%
2012                 72,701  6.26  to    6.52       470,464    1.55%   to   1.95%     1.48%    15.72%   to    16.19%
2011                169,230  5.41  to    5.61       945,852    1.55%   to   1.95%     0.15%   -13.12%   to   -12.72%
Principal Equity Income Account Class 1
2015                938,574 13.96  to   14.79    13,742,463    1.40%   to   1.80%     2.41%    -5.64%   to    -5.26%
2014              1,104,948 14.80  to   15.62    17,102,964    1.40%   to   1.80%     2.37%    10.79%   to    11.23%
2013              1,264,344 13.36  to   14.04    17,612,822    1.40%   to   1.80%     2.94%    25.04%   to    25.54%
2012              1,778,033 10.68  to   11.18    19,770,254    1.40%   to   1.80%     2.95%    10.99%   to    11.44%
2011              2,214,082  9.63  to   10.04    22,105,657    1.40%   to   1.80%     0.49%     3.56%   to     3.97%
Principal Equity Income Account Class 2
2015                634,532 13.17  to   13.46     8,705,414    1.52%   to   1.95%     2.19%    -6.00%   to    -5.60%
2014                725,547 14.02  to   14.26    10,552,625    1.52%   to   2.17%     2.17%    10.29%   to    10.76%
2013                798,311 12.71  to   12.88    10,491,880    1.52%   to   2.17%     2.89%    24.58%   to    25.12%
2012                919,575  9.69  to   10.29     9,664,865    1.52%   to   2.17%     2.72%     9.32%   to    11.01%
2011              1,315,624  8.86  to    9.27    12,494,341    1.52%   to   2.17%     0.49%     2.43%   to     3.59%
Principal Government & High Quality Bond Class 1
2015                349,519  8.14  to    8.62     2,956,911    1.40%   to   1.80%     3.28%    -1.00%   to    -0.61%
2014                363,757  8.23  to    8.67     3,099,798    1.40%   to   1.80%     3.68%     3.20%   to     3.62%
2013                403,459  7.97  to    8.37     3,324,472    1.40%   to   1.80%     3.95%    -2.79%   to    -2.40%
2012                522,217  8.20  to    8.58     4,426,281    1.40%   to   1.80%     3.97%     2.05%   to     2.46%
2011                554,000  8.04  to    8.37     4,588,705    1.40%   to   1.80%     0.18%     4.33%   to     4.75%
Principal Government & High Quality Bond Class 2
2015                 98,474  7.68  to    8.11       792,918    1.55%   to   1.95%     3.18%    -1.28%   to    -0.88%
2014                105,039  7.78  to    8.19       854,357    1.55%   to   1.95%     3.39%     2.72%   to     3.13%
2013                115,220  7.58  to    7.94       909,719    1.55%   to   1.95%     3.77%    -3.20%   to    -2.81%
2012                136,250  7.83  to    8.17     1,106,170    1.55%   to   1.95%     3.76%     1.69%   to     2.10%
2011                150,782  7.70  to    8.00     1,196,996    1.55%   to   1.95%     0.16%     3.86%   to     4.27%
Principal Income Account Class 1
2015                446,081  9.76  to   10.34     4,571,031    1.40%   to   1.80%     4.33%    -2.48%   to    -2.09%
2014                499,447 10.01  to   10.56     5,230,886    1.40%   to   1.80%     4.46%     3.67%   to     4.08%
2013                602,655  9.65  to   10.15     6,068,394    1.40%   to   1.80%     4.51%    -1.38%   to    -0.99%
2012                841,026  9.79  to   10.25     8,564,452    1.40%   to   1.80%     4.16%     7.61%   to     8.04%
2011                944,655  9.10  to    9.49     8,906,531    1.40%   to   1.80%     0.40%     4.35%   to     4.77%
Principal Income Account Class 2
2015                226,558  9.28  to    9.81     2,216,560    1.55%   to   1.95%     3.91%    -2.84%   to    -2.45%
2014                278,215  9.55  to   10.06     2,792,095    1.55%   to   1.95%     4.02%     3.23%   to     3.64%
2013                315,183  9.25  to    9.71     3,052,453    1.55%   to   1.95%     4.70%    -1.82%   to    -1.43%
2012                354,251  9.42  to    9.85     3,480,524    1.55%   to   1.95%     3.91%     7.17%   to     7.60%
2011                428,684  8.79  to    9.15     3,914,109    1.55%   to   1.95%     0.39%     4.02%   to     4.42%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                             At December 31                        For the year ended December 31
                  ----------------------------------------   ----------------------------------------------------
                            Unit Value                                           Investment
                            Lowest to             Net                              Income   Total Return Lowest to
                   Units  Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ------- -----------------  --------------  ------------------  ---------- ----------------------
Principal LargeCap Blend Account II Class 1/ (12)/
2015                   --    --  to      --            --    1.40%   to   1.80%     2.80%    0.00%   to     0.00%
2014              181,633  9.95  to   10.50     1,891,862    1.40%   to   1.80%     1.23%    9.32%   to     9.76%
2013              195,621  9.11  to    9.57     1,857,347    1.40%   to   1.80%     1.38%   29.07%   to    29.58%
2012              285,591  7.06  to    7.38     2,089,463    1.40%   to   1.80%     1.34%   13.14%   to    13.60%
2011              376,012  6.24  to    6.50     2,424,975    1.40%   to   1.80%     0.03%   -1.90%   to    -1.51%
Principal LargeCap Blend Account II Class 2 /(12)/
2015                   --    --  to      --            --    1.55%   to   1.95%     2.01%    0.00%   to     0.00%
2014               66,619  9.41  to    9.93       658,762    1.55%   to   1.95%     1.07%    8.85%   to     9.29%
2013               69,392  8.65  to    9.08       628,109    1.55%   to   1.95%     1.23%   28.73%   to    29.25%
2012               77,461  6.72  to    7.03       542,704    1.55%   to   1.95%     1.02%   12.62%   to    13.07%
2011               80,396  5.96  to    6.22       498,119    1.55%   to   1.95%     0.02%   -2.34%   to    -1.95%
Principal LargeCap Growth Account Class 1
2015               57,254 11.10  to   11.77       668,524    1.40%   to   1.80%     0.13%    3.11%   to     3.52%
2014               81,292 10.77  to   11.37       907,530    1.40%   to   1.80%     0.61%    9.14%   to     9.57%
2013               67,597  9.87  to   10.38       696,135    1.40%   to   1.80%     1.48%   31.53%   to    32.05%
2012               71,443  7.50  to    7.86       557,629    1.40%   to   1.80%     0.30%   14.76%   to    15.22%
2011               83,870  6.54  to    6.82       568,467    1.40%   to   1.80%     0.00%   -5.95%   to    -5.56%
Principal LargeCap Growth Account Class 2
2015               37,927 10.55  to   11.15       420,667    1.55%   to   1.95%     0.00%    2.71%   to     3.12%
2014               40,668 10.27  to   10.81       437,242    1.55%   to   1.95%     0.35%    8.71%   to     9.15%
2013               46,715  9.45  to    9.91       460,573    1.55%   to   1.95%     1.22%   31.07%   to    31.59%
2012               50,702  7.21  to    7.53       380,060    1.55%   to   1.95%     0.00%   14.31%   to    14.77%
2011               55,249  6.30  to    6.56       360,719    1.55%   to   1.95%     0.00%   -6.31%   to    -5.97%
Principal Money Market Account Class 1
2015              158,789  5.32  to    5.66       877,921    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2014              187,394  5.42  to    5.74     1,055,428    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2013              222,571  5.52  to    5.82     1,288,528    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
2012              298,282  5.62  to    5.91     1,751,573    1.40%   to   1.80%     0.00%   -1.79%   to    -1.39%
2011              423,329  5.72  to    5.99     2,522,662    1.40%   to   1.80%     0.00%   -1.78%   to    -1.39%
Principal Money Market Account Class 2
2015               90,200  5.15  to    5.45       484,218    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
2014              110,005  5.25  to    5.53       601,677    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
2013              150,893  5.35  to    5.62       839,867    1.55%   to   1.95%     0.00%   -1.93%   to    -1.53%
2012              203,490  5.46  to    5.71     1,147,361    1.55%   to   1.95%     0.00%   -1.94%   to    -1.54%
2011              280,795  5.57  to    5.80     1,616,806    1.55%   to   1.95%     0.00%   -1.93%   to    -1.54%
Principal PVC Capital Appreciation Account Class 1
2015              508,754 19.78  to   20.96    10,585,868    1.40%   to   1.80%     0.27%    0.35%   to     0.76%
2014              489,733 19.72  to   20.80    10,118,157    1.40%   to   1.80%     3.06%   10.45%   to    10.89%
2013              571,796 17.85  to   18.76    10,659,059    1.40%   to   1.80%     6.34%   30.29%   to    30.81%
2012              826,168 13.70  to   14.34    11,780,972    1.40%   to   1.80%     1.11%   11.79%   to    12.24%
2011              972,571 12.25  to   12.78    12,362,447    1.40%   to   1.80%     0.00%   -1.66%   to    -1.26%
Principal PVC MidCap Blend Acct Class 1
2015              100,415 18.58  to   19.67     1,947,924    1.40%   to   1.80%     0.52%   -0.17%   to     0.23%
2014              114,948 18.61  to   19.63     2,224,709    1.40%   to   1.80%     0.51%   10.97%   to    11.41%
2013              129,347 16.77  to   17.62     2,250,808    1.40%   to   1.80%     1.39%   31.55%   to    32.07%
2012              187,668 12.75  to   13.34     2,476,537    1.40%   to   1.80%     0.83%   17.31%   to    17.78%
2011              263,324 10.87  to   11.33     2,954,840    1.40%   to   1.80%     0.00%    6.36%   to     6.78%
Principal PVC MidCap Blend Acct Class 2
2015               42,728 17.51  to   18.53       786,812    1.55%   to   1.95%     0.25%   -0.59%   to    -0.19%
2014               39,854 17.61  to   18.56       734,929    1.55%   to   1.95%     0.28%   10.53%   to    10.97%
2013               42,148 15.94  to   16.73       700,580    1.55%   to   1.95%     1.29%   31.01%   to    31.54%
2012               47,213 12.16  to   12.72       597,045    1.55%   to   1.95%     0.65%   16.86%   to    17.33%
2011               66,063 10.41  to   10.84       712,401    1.55%   to   1.95%     0.00%    5.91%   to     6.34%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                         For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
Principal PVC Principal Capital Appreciation Account Class 2
2015                107,657 18.62  to   19.71     2,108,503    1.55%   to   1.95%     0.04%   -0.03%   to     0.37%
2014                 97,658 18.63  to   19.64     1,903,974    1.55%   to   1.95%     2.84%   10.03%   to    10.47%
2013                108,659 16.93  to   17.77     1,919,921    1.55%   to   1.95%     6.39%   29.73%   to    30.25%
2012                126,080 13.05  to   13.65     1,711,113    1.55%   to   1.95%     0.79%   11.38%   to    11.82%
2011                187,210 11.72  to   12.20     2,272,474    1.55%   to   1.95%     0.00%   -2.08%   to    -1.69%
Principal PVC SmallCap Blend Account Class 1 /(11)/
2015                 64,235 10.48  to   11.09       695,220    1.40%   to   1.80%     0.87%    4.83%   to    10.91%
Principal Real Estate Securities Account Class 1
2015                 14,969 29.23  to   30.84       459,360    1.40%   to   1.80%     1.42%    2.35%   to     2.76%
2014                 20,110 28.56  to   30.01       601,392    1.40%   to   1.80%     1.63%   30.45%   to    30.98%
2013                 24,952 21.89  to   22.92       569,391    1.40%   to   1.80%     1.12%    2.48%   to     2.65%
2012                 45,838 21.36  to   22.32     1,020,152    1.40%   to   1.80%     1.43%   15.54%   to    15.75%
2011                 44,982 18.46  to   19.32       866,498    1.40%   to   1.80%     0.00%    6.60%   to     7.42%
Principal Real Estate Securities Account Class 2
2015                  8,414 28.96  to   29.82       249,517    1.55%   to   1.70%     1.45%    2.25%   to     2.40%
2014                 10,034 28.32  to   29.12       290,847    1.55%   to   1.95%     1.34%   30.21%   to    30.40%
2013                 11,435 21.75  to   22.33       254,164    1.55%   to   1.95%     1.10%    2.12%   to     2.27%
2012                 10,775 20.87  to   21.84       234,261    1.55%   to   1.95%     1.00%   15.06%   to    15.13%
2011                 13,900 18.13  to   18.98       262,236    1.55%   to   1.95%     0.00%    7.05%   to     7.19%
Principal SAM Balanced Portfolio Class 1
2015              2,421,383 13.56  to   14.37    34,164,668    1.40%   to   1.80%     2.87%   -2.58%   to    -2.19%
2014              2,735,552 13.92  to   14.69    39,533,551    1.40%   to   1.80%     2.74%    4.91%   to     5.33%
2013              3,325,779 13.27  to   13.94    45,713,970    1.40%   to   1.80%     2.28%   15.59%   to    16.05%
2012              4,199,632 11.48  to   12.02    49,900,127    1.40%   to   1.80%     0.66%   10.74%   to    11.18%
2011              5,636,060 10.36  to   10.81    60,313,522    1.40%   to   1.80%     2.87%   -0.82%   to    -0.42%
Principal SAM Balanced Portfolio Class 2
2015              2,331,940 12.85  to   13.65    31,530,350    1.52%   to   1.95%     2.66%   -2.99%   to    -2.57%
2014              2,616,625 13.24  to   14.01    36,330,970    1.52%   to   2.17%     2.44%    4.53%   to     4.98%
2013              3,058,011 12.67  to   13.35    40,472,400    1.52%   to   2.17%     2.13%   15.06%   to    15.56%
2012              3,524,659 10.50  to   11.55    40,400,277    1.52%   to   2.17%     0.42%    8.90%   to    10.77%
2011              4,211,032  9.64  to   10.43    43,608,829    1.52%   to   2.17%     2.53%   -1.99%   to    -0.79%
Principal SAM Conservative Balanced Portfolio Class 1
2015                347,189  9.55  to   10.11     3,471,829    1.40%   to   1.80%     3.23%   -2.55%   to    -2.16%
2014                376,427  9.80  to   10.33     3,848,231    1.40%   to   1.80%     3.00%    4.32%   to     4.74%
2013                487,502  9.40  to    9.87     4,758,976    1.40%   to   1.80%     2.79%    9.54%   to     9.98%
2012                748,071  8.58  to    8.97     6,652,704    1.40%   to   1.80%     0.81%    9.20%   to     9.64%
2011              1,034,653  7.85  to    8.18     8,404,475    1.40%   to   1.80%     3.04%    0.47%   to     0.87%
Principal SAM Conservative Balanced Portfolio Class 2
2015                430,461  9.06  to   13.41     4,201,519    1.52%   to   1.95%     3.09%   -2.85%   to    -2.43%
2014                513,845  9.33  to   13.75     5,120,776    1.52%   to   2.17%     2.81%    3.87%   to     4.32%
2013                598,315  8.98  to   13.18     5,710,598    1.52%   to   2.17%     2.53%    9.11%   to     9.57%
2012                703,758 11.18  to   12.03     6,117,469    1.52%   to   2.17%     0.56%    8.07%   to     9.24%
2011                809,698 10.34  to   11.01     6,506,641    1.52%   to   2.17%     2.93%   -0.68%   to     0.43%
Principal SAM Conservative Growth Portfolio Class 1
2015              1,172,681 14.21  to   15.05    17,274,371    1.40%   to   1.80%     2.19%   -2.86%   to    -2.47%
2014              1,350,407 14.63  to   15.43    20,426,876    1.40%   to   1.80%     1.76%    5.52%   to     5.94%
2013              1,584,881 13.87  to   14.56    22,666,090    1.40%   to   1.80%     1.73%   20.88%   to    21.37%
2012              1,884,867 11.47  to   12.00    22,262,452    1.40%   to   1.80%     0.43%   12.14%   to    12.59%
2011              2,274,776 10.23  to   10.66    23,919,200    1.40%   to   1.80%     2.07%   -2.23%   to    -1.84%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                              At December 31                         For the year ended December 31
                  ------------------------------------------   ----------------------------------------------------
                              Unit Value                                           Investment
                              Lowest to             Net                              Income   Total Return Lowest to
                    Units   Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  --------- -----------------  --------------  ------------------  ---------- ----------------------
Principal SAM Conservative Growth Portfolio Class 2
2015              1,284,667 13.42  to   14.24    18,070,799    1.52%   to   1.95%     1.98%   -3.25%   to    -2.83%
2014              1,421,493 13.87  to   14.65    20,599,307    1.52%   to   2.17%     1.61%    5.07%   to     5.53%
2013              1,656,672 13.20  to   13.88    22,783,372    1.52%   to   2.17%     1.60%   20.46%   to    20.98%
2012              1,903,380 10.51  to   11.48    21,654,425    1.52%   to   2.17%     0.20%   10.22%   to    12.09%
2011              2,355,367  9.54  to   10.24    23,931,168    1.52%   to   2.17%     1.86%   -3.34%   to    -2.13%
Principal SAM Flexible Income Portfolio Class 1
2015                621,141 10.78  to   11.43     7,000,547    1.40%   to   1.80%     3.57%   -3.07%   to    -2.68%
2014                672,824 11.12  to   11.75     7,804,004    1.40%   to   1.80%     3.62%    4.14%   to     4.55%
2013                780,371 10.68  to   11.23     8,658,858    1.40%   to   1.80%     3.32%    5.83%   to     6.26%
2012                972,225 10.09  to   10.57    10,178,465    1.40%   to   1.80%     1.10%    8.66%   to     9.09%
2011              1,153,093  9.29  to    9.69    11,079,025    1.40%   to   1.80%     3.89%    1.54%   to     1.95%
Principal SAM Flexible Income Portfolio Class 2
2015                622,664 10.24  to   13.36     6,718,550    1.52%   to   1.95%     3.29%   -3.45%   to    -3.03%
2014                713,484 10.60  to   13.78     7,945,734    1.52%   to   2.17%     3.32%    3.75%   to     4.20%
2013                793,951 10.22  to   13.23     8,488,777    1.52%   to   2.17%     3.28%    5.39%   to     5.84%
2012                908,101 11.50  to   12.50     9,188,735    1.52%   to   2.17%     0.87%    7.19%   to     8.67%
2011              1,029,599 10.73  to   11.50     9,590,282    1.52%   to   2.17%     3.67%    0.35%   to     1.58%
Principal SAM Strategic Growth Portfolio Class 1
2015                258,928 15.61  to   16.51     4,220,271    1.40%   to   1.80%     2.18%   -3.38%   to    -2.99%
2014                282,265 16.16  to   17.02     4,729,638    1.40%   to   1.80%     1.48%    6.74%   to     7.17%
2013                373,607 15.14  to   15.89     5,854,141    1.40%   to   1.80%     1.28%   25.13%   to    25.63%
2012                472,085 12.10  to   12.64     5,899,514    1.40%   to   1.80%     0.22%   13.46%   to    13.91%
2011                790,817 10.66  to   11.10     8,690,182    1.40%   to   1.80%     1.57%   -3.65%   to    -3.26%
Principal SAM Strategic Growth Portfolio Class 2
2015                458,021 14.75  to   15.69     7,082,676    1.52%   to   1.95%     2.12%   -3.77%   to    -3.35%
2014                561,513 15.33  to   16.24     8,983,731    1.52%   to   2.17%     1.33%    6.26%   to     6.72%
2013                631,501 14.43  to   15.21     9,481,336    1.52%   to   2.17%     1.09%   24.65%   to    25.18%
2012                799,276 11.04  to   12.15     9,600,136    1.52%   to   2.17%     0.00%   11.33%   to    13.49%
2011              1,049,258  9.92  to   10.71    11,107,748    1.52%   to   2.17%     1.38%   -4.66%   to    -3.60%
Principal Short-Term Income Account Class 1
2015                 90,686  7.32  to    7.76       692,343    1.40%   to   1.80%     2.47%   -1.09%   to    -0.69%
2014                103,278  7.40  to    7.81       795,506    1.40%   to   1.80%     1.57%   -0.09%   to     0.31%
2013                121,727  7.41  to    7.79       937,075    1.40%   to   1.80%     1.92%   -0.66%   to    -0.26%
2012                278,678  7.45  to    7.81     2,129,166    1.40%   to   1.80%     2.05%    3.13%   to     3.54%
2011                370,913  7.23  to    7.54     2,747,274    1.40%   to   1.80%     0.15%   -0.44%   to    -0.04%
Principal Short-Term Income Account Class 2
2015                 91,701  6.96  to    7.35       666,760    1.55%   to   1.95%     2.53%   -1.35%   to    -0.96%
2014                104,957  7.05  to    7.42       772,195    1.55%   to   1.95%     1.38%   -0.93%   to    -0.54%
2013                106,974  7.12  to    7.47       791,922    1.55%   to   1.95%     1.84%   -0.70%   to    -0.30%
2012                163,910  7.17  to    7.49     1,220,917    1.55%   to   1.95%     1.73%    2.65%   to     3.06%
2011                202,891  6.99  to    7.27     1,468,387    1.55%   to   1.95%     0.15%   -1.00%   to    -0.60%
Principal SmallCap Value Account I Class 1 /(11)/
2015                     --    --  to      --            --    1.40%   to   1.80%     2.04%    0.00%   to     0.00%
2014                 11,920 14.97  to   15.74       185,882    1.40%   to   1.80%     0.76%    5.26%   to     5.68%
2013                 17,617 14.22  to   14.89       260,783    1.40%   to   1.80%     1.09%   37.28%   to    37.83%
2012                 20,498 10.36  to   10.80       220,386    1.40%   to   1.80%     0.78%   19.55%   to    20.03%
2011                 20,677  8.66  to    9.00       185,291    1.40%   to   1.80%     0.04%   -5.38%   to    -5.00%
Principal SmallCap Value Account I Class 2/ (11)/
2015                     --    --  to      --            --    1.55%   to   1.95%     1.99%    0.00%   to     0.00%
2014                  9,029 15.00  to   15.23       136,579    1.55%   to   1.95%     0.71%    5.10%   to     5.26%
2013                  7,680 14.27  to   14.47       110,730    1.55%   to   1.95%     1.05%   37.10%   to    37.31%
2012                  8,050  9.88  to   10.54        84,528    1.55%   to   1.95%     0.63%   17.47%   to    19.53%
2011                 10,334  8.41  to    8.82        90,807    1.55%   to   1.95%     0.04%   -6.40%   to    -5.37%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
PVC SmallCap Blend Account Class 2 /(11)/
2015                  36,662  9.91  to   10.46       380,420    1.55%   to   1.95%     0.37%    -0.85%   to     4.58%
SAST Aggressive Growth Portfolio Class 1
2015               1,149,746 19.20  to   19.93    22,903,971    1.52%   to   1.77%     0.00%    -2.92%   to    -2.68%
2014               1,273,089 19.78  to   20.48    26,056,715    1.52%   to   1.77%     0.00%    -1.21%   to    -0.97%
2013               1,637,279 20.02  to   20.67    33,810,009    1.52%   to   1.77%     0.00%    40.44%   to    40.79%
2012               1,751,902  7.54  to   14.69    25,673,586    1.52%   to   1.77%     0.00%    14.18%   to    14.46%
2011               1,999,119  6.61  to   12.83    25,562,835    1.52%   to   1.77%     0.00%    -3.71%   to    -3.46%
SAST Aggressive Growth Portfolio Class 2
2015                 159,660 18.32  to   19.48     3,085,053    1.52%   to   1.97%     0.00%    -3.26%   to    -2.82%
2014                 162,108 18.94  to   20.05     3,224,586    1.52%   to   1.97%     0.00%    -1.56%   to    -1.12%
2013                 184,421 19.24  to   20.28     3,712,893    1.52%   to   1.97%     0.00%    39.95%   to    40.58%
2012                 218,339 13.75  to   14.42     3,130,545    1.52%   to   1.97%     0.00%    13.78%   to    14.29%
2011                 259,544 12.08  to   12.62     3,258,203    1.52%   to   1.97%     0.00%    -4.08%   to    -3.60%
SAST Aggressive Growth Portfolio Class 3
2015               1,678,891 11.55  to   11.73    24,105,178    1.10%   to   2.30%     0.00%    -3.67%   to    -2.51%
2014               1,638,624 12.17  to   13.29    24,985,871    1.15%   to   2.30%     0.00%    -1.98%   to    -0.85%
2013               1,562,994 12.42  to   13.41    25,407,830    1.15%   to   2.30%     0.00%    39.35%   to    40.96%
2012               1,669,400  8.91  to    9.51    20,019,631    1.15%   to   2.30%     0.00%    13.29%   to    14.60%
2011               1,580,323  7.87  to    8.30    17,292,016    1.15%   to   2.30%     0.00%    -4.49%   to    -3.34%
SAST Alliance Growth Portfolio Class 1
2015               2,846,827 58.49  to   60.72   171,125,893    1.52%   to   1.77%     0.13%     9.31%   to     9.58%
2014               3,266,680 53.51  to   55.41   179,268,262    1.52%   to   1.77%     0.00%    12.16%   to    12.44%
2013               3,723,567 13.81  to   47.71   181,945,320    1.52%   to   1.77%     0.27%    35.04%   to    35.37%
2012               4,364,728  9.68  to   36.40   157,680,718    1.52%   to   1.77%     0.48%    14.55%   to    14.84%
2011               5,058,971  8.45  to   31.70   159,262,670    1.52%   to   1.77%     0.48%    -4.01%   to    -3.77%
SAST Alliance Growth Portfolio Class 2
2015                 334,856 55.72  to   60.58    19,731,724    1.40%   to   1.97%     0.00%     8.93%   to     9.55%
2014                 391,535 51.15  to   55.30    21,090,293    1.40%   to   1.97%     0.00%    11.77%   to    12.41%
2013                 472,755 45.77  to   49.19    22,683,417    1.40%   to   1.97%     0.11%    34.57%   to    35.33%
2012                 608,726 34.01  to   36.35    21,625,031    1.40%   to   1.97%     0.31%    14.15%   to    14.80%
2011                 731,288 29.80  to   31.66    22,661,038    1.40%   to   1.97%     0.31%    -4.35%   to    -3.80%
SAST Alliance Growth Portfolio Class 3
2015               2,765,013 14.84  to   17.86   109,017,114    1.10%   to   2.30%     0.00%     8.46%   to     9.77%
2014               2,687,981 16.47  to   18.08   109,039,481    1.15%   to   2.30%     0.00%    11.29%   to    12.58%
2013               2,952,965 14.80  to   16.06   115,181,825    1.15%   to   2.30%     0.02%    33.99%   to    35.53%
2012               3,480,341 11.04  to   11.85   105,946,497    1.15%   to   2.30%     0.22%    13.66%   to    14.98%
2011               3,797,916  9.72  to   10.31   106,577,860    1.15%   to   2.30%     0.21%    -4.82%   to    -3.66%
SAST American Funds Asset Allocation Portfolio Class 3
2015              13,107,481 11.30  to   13.57   188,847,907    1.10%   to   2.30%     1.45%    -1.21%   to    -0.02%
2014              11,116,845 13.73  to   14.97   161,322,873    1.15%   to   2.30%     1.03%     2.69%   to     3.88%
2013              10,832,171 13.38  to   14.41   151,830,987    1.15%   to   2.30%     1.40%    20.56%   to    21.95%
2012              10,706,139 11.09  to   11.81   123,436,538    1.15%   to   2.30%     1.38%    13.14%   to    14.45%
2011              10,022,864  9.81  to   10.32   101,357,620    1.15%   to   2.30%     1.16%    -1.31%   to    -0.17%
SAST American Funds Global Growth Portfolio Class 3
2015              24,266,979 12.11  to   15.37   393,581,874    1.10%   to   2.30%     0.90%     4.23%   to     5.49%
2014              27,628,071 11.48  to   14.74   426,715,336    1.15%   to   2.30%     0.91%    -0.35%   to    14.81%
2013              29,461,573 14.79  to   15.90   452,930,380    1.15%   to   2.30%     0.57%    25.91%   to    27.36%
2012              33,333,147 11.75  to   12.48   403,842,179    1.15%   to   2.30%     1.01%    19.45%   to    20.84%
2011              34,862,372  9.84  to   10.33   350,782,674    1.15%   to   2.30%     0.84%   -11.21%   to   -10.18%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST American Funds Growth Portfolio Class 3
2015              18,339,918 12.73  to   15.01   291,442,744    1.10%   to   2.30%     0.91%    4.12%   to     5.37%
2014              19,407,765 14.42  to   15.66   294,153,090    1.15%   to   2.30%     0.60%    5.73%   to     6.95%
2013              20,980,181 13.64  to   14.64   298,538,080    1.15%   to   2.30%     0.48%   26.80%   to    28.26%
2012              23,791,952 10.75  to   11.42   265,109,166    1.15%   to   2.30%     0.33%   14.88%   to    16.21%
2011              24,363,939  9.36  to    9.82   234,636,328    1.15%   to   2.30%     0.35%   -6.74%   to    -5.66%
SAST American Funds Growth-Income Portfolio Class 3
2015              15,356,253 12.46  to   14.12   227,794,009    1.10%   to   2.30%     1.01%   -1.14%   to     0.06%
2014              16,302,164 12.46  to   14.28   242,403,728    1.15%   to   2.30%     0.97%    7.77%   to    24.57%
2013              17,447,565 13.25  to   14.23   238,480,333    1.15%   to   2.30%     1.21%   30.08%   to    31.58%
2012              20,191,869 10.19  to   10.82   210,222,189    1.15%   to   2.30%     1.23%   14.49%   to    15.81%
2011              21,043,610  8.90  to    9.34   189,664,824    1.15%   to   2.30%     1.00%   -4.36%   to    -3.26%
SAST Balanced Portfolio Class 1
2015               1,786,855 23.01  to   23.88    42,403,300    1.52%   to   1.77%     1.73%   -1.72%   to    -1.48%
2014               1,939,220 23.41  to   24.24    46,621,859    1.52%   to   1.77%     1.38%    9.49%   to     9.76%
2013               2,126,612 21.38  to   22.08    46,451,843    1.52%   to   1.77%     1.50%   17.39%   to    17.68%
2012               2,278,431 10.27  to   18.77    42,170,844    1.52%   to   1.77%     1.33%   11.14%   to    11.42%
2011               2,673,699  9.24  to   16.84    44,378,775    1.52%   to   1.77%     1.73%    0.48%   to     0.73%
SAST Balanced Portfolio Class 2
2015                 323,806 22.00  to   23.37     7,482,921    1.52%   to   1.97%     1.54%   -2.07%   to    -1.63%
2014                 375,881 22.46  to   23.75     8,843,955    1.52%   to   1.97%     1.22%    9.11%   to     9.60%
2013                 411,516 20.59  to   21.67     8,841,085    1.52%   to   1.97%     1.42%   16.98%   to    17.50%
2012                 388,399 17.60  to   18.44     7,119,023    1.52%   to   1.97%     1.21%   10.75%   to    11.25%
2011                 443,648 15.89  to   16.58     7,315,909    1.52%   to   1.97%     1.58%    0.13%   to     0.58%
SAST Balanced Portfolio Class 3
2015               5,566,611 11.63  to   14.14    93,203,712    1.10%   to   2.30%     1.55%   -2.49%   to    -1.31%
2014               5,591,504 14.50  to   15.87    95,948,227    1.15%   to   2.30%     1.18%    8.64%   to     9.89%
2013               5,232,807 13.35  to   14.44    82,862,821    1.15%   to   2.30%     1.41%   16.48%   to    17.82%
2012               4,857,416 11.46  to   12.25    66,216,542    1.15%   to   2.30%     1.30%   10.29%   to    11.55%
2011               2,640,927 10.39  to   10.99    35,694,977    1.15%   to   2.30%     1.69%   -0.58%   to     0.85%
SAST Blue Chip Growth Portfolio Class 1
2015                 764,873  9.43  to    9.79     7,561,301    1.52%   to   1.77%     0.38%    2.55%   to     2.81%
2014                 839,118  9.20  to    9.52     8,065,086    1.52%   to   1.77%     0.05%    9.96%   to    10.23%
2013                 843,535  8.36  to    8.64     7,363,497    1.52%   to   1.77%     0.34%   31.62%   to    31.95%
2012               1,001,520  6.35  to    7.96     6,615,429    1.52%   to   1.77%     0.00%    9.62%   to     9.89%
2011               1,414,787  5.80  to    7.25     8,492,720    1.52%   to   1.77%     0.22%   -7.25%   to    -7.01%
SAST Blue Chip Growth Portfolio Class 2
2015                 296,156  9.05  to    9.61     2,823,588    1.52%   to   1.97%     0.24%    2.20%   to     2.66%
2014                 309,675  8.85  to    9.36     2,879,201    1.52%   to   1.97%     0.00%    9.57%   to    10.07%
2013                 357,368  8.08  to    8.50     3,022,372    1.52%   to   1.97%     0.18%   31.16%   to    31.75%
2012                 453,203  6.16  to    6.45     2,909,843    1.52%   to   1.97%     0.00%    9.23%   to     9.73%
2011                 529,797  5.64  to    5.88     3,100,051    1.52%   to   1.97%     0.08%   -7.57%   to    -7.15%
SAST Blue Chip Growth Portfolio Class 3
2015               6,941,171 13.25  to   15.06    88,016,497    1.10%   to   2.30%     0.19%    1.76%   to     2.99%
2014               7,120,286 14.80  to   16.22    85,641,538    1.15%   to   2.30%     0.00%    9.10%   to    10.36%
2013               7,376,713 13.57  to   14.69    78,662,929    1.15%   to   2.30%     0.12%   30.60%   to    32.11%
2012               8,504,608 10.39  to   11.12    67,936,175    1.15%   to   2.30%     0.00%    8.76%   to    10.02%
2011               8,452,553  9.55  to   10.11    60,434,273    1.15%   to   2.30%     0.01%   -7.97%   to    -6.90%
SAST Capital Growth Portfolio Class 1
2015                 427,992 11.17  to   11.60     4,952,355    1.52%   to   1.77%     0.07%    3.72%   to     3.98%
2014                 473,522 10.77  to   11.15     5,270,606    1.52%   to   1.77%     0.09%    6.69%   to     6.95%
2013                 537,506 10.09  to   10.43     5,594,508    1.52%   to   1.77%     0.76%   26.99%   to    27.31%
2012                 652,754  7.95  to    8.19     5,335,678    1.52%   to   1.77%     0.41%   11.92%   to    12.20%
2011                 755,156  7.10  to    7.30     5,501,152    1.52%   to   1.77%     0.00%   -3.05%   to    -2.80%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Capital Growth Portfolio Class 2
2015                 128,758 10.70  to   11.36     1,446,720    1.52%   to   1.97%     0.00%    3.36%   to     3.83%
2014                 144,114 10.35  to   10.94     1,560,618    1.52%   to   1.97%     0.00%    6.32%   to     6.79%
2013                 204,675  9.73  to   10.24     2,079,030    1.52%   to   1.97%     0.61%   26.55%   to    27.12%
2012                 256,021  7.69  to    8.06     2,049,678    1.52%   to   1.97%     0.27%   11.53%   to    12.04%
2011                 294,473  6.90  to    7.19     2,105,184    1.52%   to   1.97%     0.00%   -3.39%   to    -2.95%
SAST Capital Growth Portfolio Class 3
2015               3,396,725 10.47  to   12.62    39,523,772    1.10%   to   2.17%     0.00%    3.05%   to     4.16%
2014               3,863,112 10.16  to   14.82    42,903,142    1.15%   to   2.30%     0.00%    6.00%   to     7.08%
2013               4,479,417  9.58  to   13.84    46,442,265    1.15%   to   2.30%     0.56%   26.17%   to    27.46%
2012               5,331,320 10.14  to   10.86    43,426,795    1.15%   to   2.30%     0.16%   11.05%   to    12.34%
2011               5,999,371  9.13  to    9.66    43,383,733    1.15%   to   2.30%     0.00%   -3.85%   to    -2.69%
SAST Cash Management Portfolio Class 1
2015               2,671,877 11.73  to   12.17    32,485,066    1.52%   to   1.77%     0.00%   -1.96%   to    -1.72%
2014               3,174,252 11.96  to   12.39    39,219,947    1.52%   to   1.77%     0.00%   -2.03%   to    -1.79%
2013               3,325,725 12.21  to    9.75    41,819,465    1.52%   to   1.77%     0.00%   -2.01%   to    -1.76%
2012               3,574,882  9.71  to   12.84    45,782,409    1.52%   to   1.77%     0.00%   -2.00%   to    -1.75%
2011               4,708,811  9.90  to   13.07    61,353,836    1.52%   to   1.77%     0.00%   -2.02%   to    -1.78%
SAST Cash Management Portfolio Class 2
2015                 694,357 11.23  to   11.92     8,217,323    1.52%   to   1.97%     0.00%   -2.30%   to    -1.86%
2014                 789,819 11.49  to   12.14     9,535,730    1.52%   to   1.97%     0.00%   -2.37%   to    -1.93%
2013               1,175,932 11.77  to   12.38    14,481,861    1.52%   to   1.97%     0.00%   -2.35%   to    -1.91%
2012               1,312,942 12.05  to   12.62    16,506,599    1.52%   to   1.97%     0.00%   -2.34%   to    -1.90%
2011               1,616,873 12.34  to   12.87    20,728,242    1.52%   to   1.97%     0.00%   -2.37%   to    -1.93%
SAST Cash Management Portfolio Class 3
2015              17,341,840  8.32  to    9.59   174,034,444    1.10%   to   2.30%     0.00%   -2.72%   to    -1.55%
2014              14,453,928  8.55  to    9.45   149,957,471    1.15%   to   2.30%     0.00%   -2.79%   to    -1.67%
2013              14,206,110  8.80  to    9.61   155,470,211    1.15%   to   2.30%     0.00%   -2.77%   to    -1.65%
2012              13,868,100  9.05  to    9.77   160,572,375    1.15%   to   2.30%     0.00%   -2.76%   to    -1.63%
2011              15,707,935  9.31  to    9.93   190,669,336    1.15%   to   2.30%     0.00%   -2.79%   to    -1.66%
SAST Corporate Bond Portfolio Class 1
2015               2,154,353 26.78  to   27.81    59,827,790    1.52%   to   1.77%     3.77%   -2.95%   to    -2.71%
2014               2,462,124 27.59  to   28.58    70,289,396    1.52%   to   1.77%     3.48%    3.95%   to     4.21%
2013               2,944,548 26.54  to   27.43    80,677,033    1.52%   to   1.77%     4.11%   -0.38%   to    -0.13%
2012               3,589,471 26.64  to   27.47    98,492,428    1.52%   to   1.77%     5.17%    9.46%   to     9.73%
2011               4,085,475 24.34  to   25.03   102,171,318    1.52%   to   1.77%     6.22%    4.54%   to     4.81%
SAST Corporate Bond Portfolio Class 2
2015                 649,130 25.61  to   27.23    17,549,160    1.52%   to   1.97%     3.57%   -3.29%   to    -2.86%
2014                 749,964 26.48  to   28.03    20,878,805    1.52%   to   1.97%     3.31%    3.58%   to     4.05%
2013                 888,319 25.56  to   26.94    23,787,994    1.52%   to   1.97%     3.89%   -0.72%   to    -0.28%
2012               1,071,199 25.75  to   27.02    28,790,349    1.52%   to   1.97%     5.01%    9.07%   to     9.57%
2011               1,241,705 23.61  to   24.66    30,470,985    1.52%   to   1.97%     5.87%    4.18%   to     4.65%
SAST Corporate Bond Portfolio Class 3
2015              29,134,813 10.00  to   14.60   576,768,859    1.10%   to   2.30%     3.53%   -3.71%   to    -2.55%
2014              30,051,209 15.16  to   16.51   629,787,413    1.15%   to   2.30%     3.32%    3.14%   to     4.33%
2013              31,196,561 14.70  to   15.82   646,977,548    1.15%   to   2.30%     4.12%   -1.15%   to    -0.01%
2012              29,646,690 14.87  to   15.82   636,323,684    1.15%   to   2.30%     5.11%    8.61%   to     9.87%
2011              28,047,297 13.69  to   14.40   578,591,304    1.15%   to   2.30%     6.11%    3.73%   to     4.93%
SA Legg Mason BW Large Cap Value Class 1
2015               6,538,560 50.07  to   51.98   337,319,121    1.52%   to   1.77%     0.50%   -0.47%   to    -0.22%
2014               7,539,296 50.30  to   52.10   389,849,011    1.52%   to   1.77%     0.61%    4.87%   to     5.13%
2013               8,789,794 17.24  to   47.97   432,542,277    1.52%   to   1.77%     1.18%   31.34%   to    31.67%
2012              10,172,718 12.60  to   37.64   380,118,970    1.52%   to   1.77%     0.78%   10.73%   to    11.01%
2011              11,938,830 11.38  to   33.90   401,886,328    1.52%   to   1.77%     1.26%   -5.91%   to    -5.67%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                           For the year ended December 31
                  --------------------------------------------   ----------------------------------------------------
                                Unit Value                                           Investment
                                Lowest to             Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ----------- -----------------  --------------  ------------------  ---------- ----------------------
SA Legg Mason BW Large Cap Value Class 2
2015                  926,420 47.77  to   51.85     46,791,096   1.40%   to   1.97%     0.33%    -0.81%   to    -0.25%
2014                1,089,790 48.16  to   51.98     55,286,214   1.40%   to   1.97%     0.45%     4.50%   to     5.10%
2013                1,307,735 46.09  to   49.46     63,243,583   1.40%   to   1.97%     1.02%    30.88%   to    31.63%
2012                1,618,046 35.21  to   37.57     59,570,669   1.40%   to   1.97%     0.61%    10.35%   to    10.98%
2011                1,944,351 31.91  to   33.86     64,611,242   1.40%   to   1.97%     1.08%    -6.24%   to    -5.70%
SA Legg Mason BW Large Cap Value Class 3
2015               15,559,952 11.88  to   13.33    415,934,260   1.10%   to   2.30%     0.23%    -1.24%   to    -0.05%
2014               17,090,522 13.50  to   14.69    478,324,649   1.15%   to   2.30%     0.37%     4.05%   to     5.26%
2013               18,397,328 12.97  to   13.95    521,161,365   1.15%   to   2.30%     0.93%    30.32%   to    31.82%
2012               21,618,837  9.95  to   10.58    489,088,129   1.15%   to   2.30%     0.55%     9.87%   to    11.15%
2011               21,401,106  9.06  to    9.52    477,761,383   1.15%   to   2.30%     1.10%    -6.64%   to    -5.56%
SAST Dogs of Wall Street Portfolio Class 1
2015                1,064,541 21.96  to   22.79     24,244,413   1.52%   to   1.77%     1.88%     0.28%   to     0.53%
2014                1,177,216 21.89  to   22.67     26,670,331   1.52%   to   1.77%     1.37%     8.81%   to     9.08%
2013                1,379,465 20.12  to   20.79     28,655,599   1.52%   to   1.77%     1.53%    34.22%   to    34.56%
2012                1,467,429 14.99  to   15.45     22,651,699   1.52%   to   1.77%     2.06%    11.82%   to    12.10%
2011                1,613,389 13.41  to   13.78     22,214,939   1.52%   to   1.77%     2.16%    10.71%   to    10.98%
SAST Dogs of Wall Street Portfolio Class 2
2015                  270,685 21.06  to   22.35      6,003,521   1.52%   to   1.97%     1.72%    -0.07%   to     0.38%
2014                  314,435 21.08  to   22.26      6,948,652   1.52%   to   1.97%     1.19%     8.43%   to     8.92%
2013                  397,515 19.44  to   20.44      8,077,405   1.52%   to   1.97%     1.40%    33.76%   to    34.36%
2012                  424,421 14.53  to   15.21      6,421,108   1.52%   to   1.97%     1.94%    11.43%   to    11.94%
2011                  478,507 13.04  to   13.59      6,473,714   1.52%   to   1.97%     2.02%    10.32%   to    10.82%
SAST Dogs of Wall Street Portfolio Class 3
2015                4,416,050 12.22  to   17.64     87,220,540   1.10%   to   2.30%     1.71%    -0.50%   to     0.70%
2014                4,559,563 17.73  to   19.33     90,761,106   1.15%   to   2.30%     1.30%     7.97%   to     9.22%
2013                4,189,008 16.42  to   17.70     77,607,623   1.15%   to   2.30%     1.46%    33.19%   to    34.72%
2012                3,468,287 12.33  to   13.14     48,336,125   1.15%   to   2.30%     2.00%    10.95%   to    12.24%
2011                2,656,601 11.11  to   11.71     33,635,609   1.15%   to   2.30%     2.01%     9.83%   to    11.12%
SAST Dynamic Allocation Portfolio Class 3 (8)
2015              740,201,876  9.50  to   11.29  8,639,891,481   1.10%   to   2.30%     1.05%    -7.31%   to    -6.19%
2014              606,848,166 12.18  to   12.61  7,575,040,025   1.15%   to   2.30%     0.59%     1.95%   to     3.13%
2013              409,285,686 11.95  to   12.22  4,968,981,157   1.15%   to   2.30%     0.00%    14.48%   to    15.80%
2012              169,199,375 10.44  to   10.56  1,779,908,764   1.15%   to   2.30%     1.81%     4.36%   to     5.56%
SAST Emerging Markets Portfolio Class 1
2015                1,304,541 14.20  to   14.74     19,255,249   1.52%   to   1.77%     1.76%   -15.78%   to   -15.57%
2014                1,474,476 16.86  to   17.46     25,776,787   1.52%   to   1.77%     1.23%    -7.54%   to    -7.31%
2013                1,714,373 18.24  to   18.83     32,323,411   1.52%   to   1.77%     0.53%    -5.08%   to    -4.84%
2012                2,022,328 19.21  to   29.64     40,078,332   1.52%   to   1.77%     0.54%    16.66%   to    16.96%
2011                2,415,129 16.47  to   25.34     40,942,718   1.52%   to   1.77%     0.53%   -27.38%   to   -27.20%
SAST Emerging Markets Portfolio Class 2
2015                  265,542 13.58  to   14.43      3,802,798   1.52%   to   1.97%     1.62%   -16.08%   to   -15.70%
2014                  297,399 16.18  to   17.12      5,057,165   1.52%   to   1.97%     1.07%    -7.86%   to    -7.45%
2013                  328,690 17.56  to   18.50      6,044,398   1.52%   to   1.97%     0.37%    -5.41%   to    -4.99%
2012                  347,397 18.56  to   19.47      6,727,422   1.52%   to   1.97%     0.31%    16.26%   to    16.78%
2011                  467,069 15.97  to   16.67      7,751,701   1.52%   to   1.97%     0.38%   -27.64%   to   -27.31%
SAST Emerging Markets Portfolio Class 3
2015               10,266,018  7.48  to    8.34    115,010,939   1.10%   to   2.30%     1.56%   -16.44%   to   -15.43%
2014                9,927,054  9.98  to   10.88    135,203,697   1.15%   to   2.30%     1.02%    -8.26%   to    -7.19%
2013                9,977,805 10.88  to   11.72    150,751,361   1.15%   to   2.30%     0.33%    -5.82%   to    -4.73%
2012                9,251,513 11.55  to   12.31    151,524,732   1.15%   to   2.30%     0.32%    15.76%   to    17.10%
2011                9,834,135  9.98  to   10.51    141,712,285   1.15%   to   2.30%     0.40%   -27.95%   to   -27.11%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Equity Opportunities Portfolio Class 1
2015                 884,704 29.08  to   30.20    26,677,332    1.52%   to   1.77%     0.57%     1.19%   to     1.45%
2014               1,016,868 28.74  to   29.77    30,227,192    1.52%   to   1.77%     0.39%     8.50%   to     8.78%
2013               1,164,812 26.48  to   27.37    31,838,932    1.52%   to   1.77%     0.55%    28.92%   to    29.25%
2012               1,352,980 20.54  to   21.17    28,615,498    1.52%   to   1.77%     0.94%    14.80%   to    15.09%
2011               1,549,642 17.89  to   18.40    28,482,694    1.52%   to   1.77%     0.56%    -1.86%   to    -1.61%
SAST Equity Opportunities Portfolio Class 2
2015                 155,376 27.78  to   29.57     4,563,032    1.52%   to   1.97%     0.40%     0.84%   to     1.29%
2014                 178,293 27.55  to   29.19     5,167,986    1.52%   to   1.97%     0.28%     8.13%   to     8.61%
2013                 205,845 25.48  to   26.88     5,500,018    1.52%   to   1.97%     0.43%    28.48%   to    29.05%
2012                 255,268 19.83  to   20.83     5,287,544    1.52%   to   1.97%     0.75%    14.40%   to    14.91%
2011                 307,336 17.34  to   18.12     5,540,615    1.52%   to   1.97%     0.39%    -2.21%   to    -1.76%
SAST Equity Opportunities Portfolio Class 3
2015               2,277,826 12.67  to   14.57    47,259,715    1.10%   to   2.30%     0.37%     0.41%   to     1.62%
2014               2,312,895 14.51  to   15.84    49,332,791    1.15%   to   2.30%     0.20%     7.66%   to     8.91%
2013               1,901,413 13.48  to   14.55    40,647,695    1.15%   to   2.30%     0.38%    27.96%   to    29.40%
2012               1,570,896 10.53  to   11.24    28,151,591    1.15%   to   2.30%     0.72%    14.11%   to    15.22%
2011               1,554,661  9.23  to    9.76    26,076,886    1.15%   to   2.30%     0.30%    -2.70%   to    -1.50%
SAST Foreign Value Portfolio Class 2
2015                 850,802 16.84  to   18.12    15,361,549    1.52%   to   1.97%     1.91%    -6.64%   to    -6.22%
2014               1,008,127 18.04  to   19.32    19,417,993    1.52%   to   1.97%     1.01%    -8.69%   to    -8.28%
2013               1,182,233 19.75  to   21.07    24,841,804    1.52%   to   1.97%     1.70%    20.81%   to    21.35%
2012               1,444,664 16.35  to   17.36    25,027,854    1.52%   to   1.97%     1.84%    17.08%   to    17.61%
2011               1,727,533 13.97  to   14.76    25,454,553    1.52%   to   1.97%     1.41%   -13.49%   to   -13.10%
SAST Foreign Value Portfolio Class 3
2015              32,156,715  9.52  to    9.75   414,556,491    1.10%   to   2.30%     1.91%    -7.04%   to    -5.92%
2014              33,869,805 10.25  to   11.14   473,506,742    1.15%   to   2.30%     0.98%    -9.09%   to    -8.03%
2013              33,840,654 11.27  to   12.11   529,074,266    1.15%   to   2.30%     1.65%    20.29%   to    21.67%
2012              37,450,248  9.37  to    9.95   492,880,572    1.15%   to   2.30%     1.87%    16.57%   to    17.92%
2011              38,431,577  8.04  to    8.44   446,498,835    1.15%   to   2.30%     1.54%   -13.86%   to   -12.86%
SAST Fundamental Growth Portfolio Class 1
2015               1,415,118 26.54  to   27.56    38,923,276    1.52%   to   1.77%     0.00%    -0.25%   to     0.00%
2014               1,622,691 26.61  to   27.56    44,639,162    1.52%   to   1.77%     0.00%     5.70%   to     5.97%
2013               1,832,839 25.17  to   26.00    47,551,481    1.52%   to   1.77%     0.00%    34.66%   to    35.00%
2012               2,093,732  7.71  to   19.26    40,171,374    1.52%   to   1.77%     0.00%    14.09%   to    14.40%
2011               2,378,603  6.76  to   16.84    39,860,782    1.52%   to   1.77%     0.00%    -7.14%   to    -6.91%
SAST Fundamental Growth Portfolio Class 2
2015                  88,179 25.34  to   26.96     2,351,698    1.52%   to   1.97%     0.00%    -0.60%   to    -0.15%
2014                 102,334 25.49  to   27.00     2,735,332    1.52%   to   1.97%     0.00%     5.33%   to     5.81%
2013                 116,882 24.20  to   25.52     2,956,092    1.52%   to   1.97%     0.00%    34.20%   to    34.80%
2012                 131,713 18.03  to   18.93     2,474,431    1.52%   to   1.97%     0.00%    13.72%   to    14.23%
2011                 158,290 15.86  to   16.57     2,606,634    1.52%   to   1.97%     0.00%    -7.46%   to    -7.05%
SAST Fundamental Growth Portfolio Class 3
2015               2,639,948 14.64  to   16.26    61,636,248    1.15%   to   2.30%     0.00%    -1.03%   to     0.12%
2014               3,052,407 14.79  to   16.24    71,886,692    1.15%   to   2.30%     0.00%     4.88%   to     6.10%
2013               3,474,144 14.10  to   15.31    78,469,003    1.15%   to   2.30%     0.00%    33.62%   to    35.16%
2012               4,273,274 10.55  to   11.33    72,229,266    1.15%   to   2.30%     0.00%    13.24%   to    14.54%
2011               4,652,711  9.32  to    9.89    70,790,422    1.15%   to   2.30%     0.00%    -8.14%   to    -6.79%
SAST Global Bond Portfolio Class 1
2015               1,154,392 20.86  to   21.66    24,924,012    1.52%   to   1.77%     0.00%    -4.58%   to    -4.34%
2014               1,344,763 21.86  to   22.64    30,347,937    1.52%   to   1.77%     0.00%    -2.09%   to    -1.84%
2013               1,507,896 22.33  to   15.14    34,673,951    1.52%   to   1.77%     1.08%    -5.23%   to    -5.00%
2012               1,794,290 15.47  to   24.28    43,381,586    1.52%   to   1.77%     8.32%     2.06%   to     2.32%
2011               2,119,001 15.16  to   23.73    50,020,778    1.52%   to   1.77%     2.26%     3.90%   to     4.16%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Global Bond Portfolio Class 2
2015                 261,329 19.97  to   21.19     5,495,172    1.52%   to   1.97%     0.00%    -4.91%   to    -4.48%
2014                 332,059 21.00  to   22.18     7,315,689    1.52%   to   1.97%     0.00%    -2.43%   to    -1.99%
2013                 387,300 21.52  to   22.63     8,716,751    1.52%   to   1.97%     0.89%    -5.56%   to    -5.14%
2012                 444,796 22.79  to   23.86    10,564,795    1.52%   to   1.97%     8.38%     1.70%   to     2.16%
2011                 514,634 22.41  to   23.36    11,970,760    1.52%   to   1.97%     2.10%     3.53%   to     4.00%
SAST Global Bond Portfolio Class 3
2015              13,485,814  9.40  to   11.18   192,172,533    1.10%   to   2.30%     0.00%    -5.32%   to    -4.17%
2014              13,896,825 11.80  to   12.84   212,608,834    1.15%   to   2.30%     0.00%    -2.85%   to    -1.72%
2013              13,417,886 12.15  to   13.07   216,989,289    1.15%   to   2.30%     0.95%    -5.97%   to    -4.88%
2012              11,739,054 12.92  to   13.74   209,449,157    1.15%   to   2.30%     8.55%     1.26%   to     2.44%
2011              10,182,828 12.76  to   13.41   189,229,931    1.15%   to   2.30%     2.10%     3.09%   to     4.28%
SAST Global Equities Portfolio Class 1
2015               1,560,225 25.75  to   26.74    41,529,894    1.52%   to   1.77%     1.42%    -2.96%   to    -2.72%
2014               1,782,689 26.53  to   27.48    48,795,554    1.52%   to   1.77%     0.68%     2.37%   to     2.62%
2013               2,015,137 25.92  to   26.78    53,809,389    1.52%   to   1.77%     0.54%    23.99%   to    24.30%
2012               2,287,119  9.61  to   21.55    49,134,851    1.52%   to   1.77%     0.73%    14.83%   to    15.12%
2011               2,684,263  8.37  to   18.72    50,103,995    1.52%   to   1.77%     0.93%   -11.96%   to   -11.74%
SAST Global Equities Portfolio Class 2
2015                 159,931 24.71  to   26.69     4,181,865    1.40%   to   1.97%     1.23%    -3.30%   to    -2.75%
2014                 181,447 25.55  to   27.44     4,885,258    1.40%   to   1.97%     0.53%     2.01%   to     2.59%
2013                 191,720 25.05  to   26.75     5,039,206    1.40%   to   1.97%     0.36%    23.56%   to    24.26%
2012                 238,123 20.27  to   21.52     5,046,286    1.40%   to   1.97%     0.54%    14.43%   to    15.09%
2011                 333,190 17.71  to   18.70     6,142,356    1.40%   to   1.97%     0.77%   -12.27%   to   -11.76%
SAST Global Equities Portfolio Class 3
2015               1,934,461 11.17  to   11.29    31,044,338    1.10%   to   2.30%     1.20%    -3.71%   to    -2.55%
2014               1,979,213 11.73  to   12.89    33,885,187    1.15%   to   2.30%     0.48%     1.57%   to     2.74%
2013               1,978,581 11.55  to   12.55    34,910,507    1.15%   to   2.30%     0.34%    23.03%   to    24.44%
2012               1,973,752  9.38  to   10.08    28,497,278    1.15%   to   2.30%     0.53%    13.94%   to    15.26%
2011               1,969,956  8.24  to    8.75    26,612,803    1.15%   to   2.30%     0.83%   -12.65%   to   -11.63%
SAST Growth Opportunities Portfolio Class 1
2015                 866,277  8.90  to    9.24     7,991,488    1.52%   to   1.77%     0.00%    -2.40%   to    -2.16%
2014                 950,542  9.12  to    9.44     8,962,471    1.52%   to   1.77%     0.00%     1.91%   to     2.16%
2013               1,238,477  8.95  to    9.24    11,433,943    1.52%   to   1.77%     0.00%    35.38%   to    35.72%
2012               1,481,738  6.61  to    6.81    10,081,037    1.52%   to   1.77%     0.00%    15.50%   to    15.79%
2011               1,924,462  5.73  to    5.88    11,308,089    1.52%   to   1.77%     0.00%    -4.08%   to    -3.84%
SAST Growth Opportunities Portfolio Class 2
2015                 335,794  8.51  to    9.06     3,013,929    1.52%   to   1.97%     0.00%    -2.74%   to    -2.31%
2014                 374,713  8.75  to    9.27     3,444,199    1.52%   to   1.97%     0.00%     1.55%   to     2.01%
2013                 444,075  8.62  to    9.09     4,007,411    1.52%   to   1.97%     0.00%    34.91%   to    35.51%
2012                 590,431  6.39  to    6.71     3,935,759    1.52%   to   1.97%     0.00%    15.10%   to    15.62%
2011                 716,500  5.55  to    5.80     4,136,876    1.52%   to   1.97%     0.00%    -4.42%   to    -3.98%
SAST Growth Opportunities Portfolio Class 3
2015              11,845,744 11.97  to   16.29   143,143,825    1.10%   to   2.30%     0.00%    -3.16%   to    -1.99%
2014              13,426,390 16.82  to   18.31   163,518,392    1.15%   to   2.30%     0.00%     1.12%   to     2.29%
2013              15,734,010 16.64  to   17.90   183,849,459    1.15%   to   2.30%     0.00%    34.33%   to    35.88%
2012              20,098,658 12.38  to   13.18   169,921,760    1.15%   to   2.30%     0.00%    14.60%   to    15.93%
2011              21,144,879 10.81  to   11.37   149,800,724    1.15%   to   2.30%     0.00%    -4.83%   to    -3.73%
SAST Growth-Income Portfolio Class 1
2015               2,684,512 43.72  to   45.38   120,413,846    1.52%   to   1.77%     1.70%    -3.89%   to    -3.65%
2014               3,090,161 45.49  to   47.10   143,804,787    1.52%   to   1.77%     1.20%    12.11%   to    12.39%
2013               3,557,126 40.57  to   13.29   147,327,004    1.52%   to   1.77%     1.50%    29.45%   to    29.77%
2012               4,070,839  9.94  to   32.29   129,950,388    1.52%   to   1.77%     1.71%    11.75%   to    12.03%
2011               4,760,855  8.90  to   28.83   135,730,629    1.52%   to   1.77%     0.92%     6.44%   to     6.71%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Growth-Income Portfolio Class 2
2015                 203,079 41.66  to   44.36     8,925,661    1.52%   to   1.97%     1.60%    -4.23%   to    -3.80%
2014                 214,369 43.50  to   46.11     9,796,349    1.52%   to   1.97%     1.03%    11.71%   to    12.22%
2013                 263,050 38.94  to   41.09    10,731,229    1.52%   to   1.97%     1.40%    29.00%   to    29.58%
2012                 293,916 30.19  to   31.71     9,258,265    1.52%   to   1.97%     1.60%    11.35%   to    11.86%
2011                 327,138 27.11  to   28.35     9,220,072    1.52%   to   1.97%     0.77%     6.07%   to     6.55%
SAST Growth-Income Portfolio Class 3
2015               6,771,445 12.14  to   13.97   121,964,310    1.10%   to   2.30%     1.59%    -4.64%   to    -3.49%
2014               6,612,547 14.65  to   16.13   126,838,697    1.15%   to   2.30%     1.10%    11.24%   to    12.52%
2013               6,409,569 13.17  to   14.33   111,002,605    1.15%   to   2.30%     1.43%    28.45%   to    29.93%
2012               6,197,572 10.26  to   11.03    81,680,465    1.15%   to   2.30%     1.65%    10.88%   to    12.16%
2011               3,843,015  9.25  to    9.84    49,130,066    1.15%   to   2.30%     0.94%     5.64%   to     6.83%
SAST High-Yield Bond Portfolio Class 1
2015               1,530,919 25.21  to   26.14    39,987,023    1.52%   to   1.77%     5.12%    -5.97%   to    -5.74%
2014               1,797,984 26.81  to   27.73    49,826,489    1.52%   to   1.77%     4.68%    -0.92%   to    -0.67%
2013               2,289,102 27.06  to   27.92    63,869,997    1.52%   to   1.77%     5.16%     6.02%   to     6.28%
2012               2,719,093 25.53  to   26.27    71,388,107    1.52%   to   1.77%     6.25%    14.93%   to    15.22%
2011               3,066,011 22.21  to   22.80    69,866,750    1.52%   to   1.77%     7.63%     2.45%   to     2.71%
SAST High-Yield Bond Portfolio Class 2
2015                 340,698 24.03  to   25.59     8,631,972    1.52%   to   1.97%     4.98%    -6.30%   to    -5.88%
2014                 400,553 25.65  to   27.19    10,785,971    1.52%   to   1.97%     4.81%    -1.27%   to    -0.82%
2013                 485,256 25.98  to   27.41    13,195,181    1.52%   to   1.97%     5.05%     5.65%   to     6.12%
2012                 577,334 24.59  to   25.83    14,808,525    1.52%   to   1.97%     6.04%    14.53%   to    15.05%
2011                 712,383 21.47  to   22.45    15,901,198    1.52%   to   1.97%     7.72%     2.09%   to     2.55%
SAST High-Yield Bond Portfolio Class 3
2015               6,475,263  9.48  to   11.79   107,056,210    1.10%   to   2.30%     5.19%    -6.70%   to    -5.58%
2014               6,996,957 12.64  to   13.97   128,062,205    1.15%   to   2.30%     4.54%    -1.69%   to    -0.55%
2013               8,009,377 12.86  to   14.04   150,844,934    1.15%   to   2.30%     4.99%     5.19%   to     6.41%
2012               7,722,492 12.22  to   13.20   145,112,274    1.15%   to   2.30%     6.57%    14.04%   to    15.36%
2011               6,310,092 10.72  to   11.44   111,817,886    1.15%   to   2.30%     8.01%     1.65%   to     2.83%
SAST International Diversified Equities Portfolio Class 1
2015               2,312,299 13.28  to   13.79    31,857,235    1.52%   to   1.77%     2.08%    -1.49%   to    -1.24%
2014               2,499,779 13.48  to   13.96    34,874,907    1.52%   to   1.77%     1.55%   -10.06%   to    -9.84%
2013               2,735,184 14.99  to   15.48    42,330,888    1.52%   to   1.77%     2.64%    18.51%   to    18.81%
2012               3,094,795 12.65  to   13.03    40,309,407    1.52%   to   1.77%     0.98%    15.29%   to    15.58%
2011               3,630,505 10.97  to   11.28    40,914,617    1.52%   to   1.77%     2.05%   -16.10%   to   -15.89%
SAST International Diversified Equities Portfolio Class 2
2015                 902,973 12.72  to   13.51    12,117,412    1.52%   to   1.97%     1.88%    -1.83%   to    -1.39%
2014               1,041,448 12.96  to   13.70    14,184,843    1.52%   to   1.97%     1.37%   -10.38%   to    -9.97%
2013               1,181,253 14.46  to   15.21    17,883,661    1.52%   to   1.97%     2.42%    18.10%   to    18.63%
2012               1,454,731 12.24  to   12.83    18,581,247    1.52%   to   1.97%     0.80%    14.88%   to    15.40%
2011               1,752,957 10.66  to   11.11    19,413,669    1.52%   to   1.97%     1.89%   -16.40%   to   -16.02%
SAST International Diversified Equities Portfolio Class 3
2015              10,118,896  9.52  to    9.56   125,577,521    1.10%   to   2.30%     1.80%    -2.25%   to    -1.07%
2014              10,912,622  9.74  to   10.65   139,287,893    1.15%   to   2.30%     1.31%   -10.76%   to    -9.73%
2013              11,544,046 10.91  to   11.80   165,223,822    1.15%   to   2.30%     2.40%    17.59%   to    18.95%
2012              13,044,143  9.28  to    9.92   159,215,635    1.15%   to   2.30%     0.71%    14.39%   to    15.72%
2011              15,075,938  8.11  to    8.57   160,960,717    1.15%   to   2.30%     1.88%   -16.76%   to   -15.79%
SAST International Growth and Income Portfolio Class 1
2015               2,077,122 14.32  to   14.88    30,686,610    1.52%   to   1.77%     2.60%    -3.33%   to    -3.09%
2014               2,380,357 14.82  to   15.35    36,281,962    1.52%   to   1.77%     1.78%   -11.04%   to   -10.82%
2013               2,742,382 12.34  to   16.66    46,885,819    1.52%   to   1.77%     2.00%    19.90%   to    20.20%
2012               3,092,311  9.97  to   14.32    43,952,158    1.52%   to   1.77%     2.31%    19.16%   to    19.46%
2011               3,694,417  8.37  to   11.99    43,948,329    1.52%   to   1.77%     2.94%   -15.30%   to   -15.09%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST International Growth and Income Portfolio Class 2
2015                 378,945 13.77  to   14.58     5,482,966    1.52%   to   1.97%     2.41%    -3.67%   to    -3.23%
2014                 440,742 14.29  to   15.07     6,596,215    1.52%   to   1.97%     1.64%   -11.35%   to   -10.95%
2013                 498,168 16.12  to   16.93     8,378,889    1.52%   to   1.97%     1.84%    19.48%   to    20.02%
2012                 596,036 13.49  to   14.10     8,358,971    1.52%   to   1.97%     2.10%    18.74%   to    19.28%
2011                 738,771 11.36  to   11.82     8,692,564    1.52%   to   1.97%     2.76%   -15.60%   to   -15.22%
SAST International Growth and Income Portfolio Class 3
2015               9,819,168  8.01  to    9.58   126,607,772    1.10%   to   2.30%     2.32%    -4.08%   to    -2.92%
2014              10,895,587  8.35  to    9.13   147,419,969    1.15%   to   2.30%     1.48%   -11.73%   to   -10.71%
2013              11,370,655  9.46  to   10.23   175,188,561    1.15%   to   2.30%     1.70%    18.97%   to    20.34%
2012              13,758,088  7.95  to    8.50   178,209,323    1.15%   to   2.30%     2.06%    18.24%   to    19.60%
2011              16,122,467  6.73  to    7.11   177,099,706    1.15%   to   2.30%     2.85%   -16.04%   to   -14.99%
SAST Marsico Focused Growth Portfolio Class 1
2015                 706,390 17.43  to   18.10    12,762,757    1.52%   to   1.77%     0.00%    -1.49%   to    -1.24%
2014                 841,411 17.69  to   18.33    15,378,182    1.52%   to   1.77%     0.01%     9.28%   to     9.55%
2013               1,017,407 16.19  to   16.73    16,978,777    1.52%   to   1.77%     0.21%    32.34%   to    32.67%
2012               1,080,147 12.23  to   12.61    13,583,091    1.52%   to   1.77%     0.29%     9.30%   to     9.57%
2011               1,183,856 11.19  to   11.51    13,591,254    1.52%   to   1.77%     0.31%    -3.17%   to    -2.92%
SAST Marsico Focused Growth Portfolio Class 2
2015                 628,610 17.11  to   17.71    11,070,322    1.52%   to   1.77%     0.00%    -1.64%   to    -1.39%
2014                 720,343 17.40  to   17.96    12,871,166    1.52%   to   1.77%     0.00%     9.12%   to     9.39%
2013                 901,697 15.94  to   16.42    14,745,650    1.52%   to   1.77%     0.05%    32.14%   to    32.47%
2012               1,068,902 12.06  to   12.39    13,201,509    1.52%   to   1.77%     0.11%     9.13%   to     9.41%
2011               1,269,464 11.05  to   11.33    14,335,763    1.52%   to   1.77%     0.18%    -3.31%   to    -3.07%
SAST Marsico Focused Growth Portfolio Class 3
2015               6,263,049 12.17  to   15.18   103,870,368    1.10%   to   2.30%     0.00%    -2.26%   to    -1.08%
2014               6,707,363 15.53  to   16.94   113,285,776    1.15%   to   2.30%     0.00%     8.43%   to     9.69%
2013               7,026,877 14.32  to   15.44   109,092,849    1.15%   to   2.30%     0.01%    31.32%   to    32.83%
2012               7,337,632 10.91  to   11.63    86,274,279    1.15%   to   2.30%     0.11%     8.45%   to     9.70%
2011               6,731,029 10.06  to   10.60    72,839,011    1.15%   to   2.30%     0.12%    -3.92%   to    -2.81%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
2015               1,305,231 35.57  to   36.92    47,895,981    1.52%   to   1.77%     0.83%    -1.54%   to    -1.29%
2014               1,479,989 36.13  to   37.41    55,020,109    1.52%   to   1.77%     0.55%     8.93%   to     9.20%
2013               1,684,838 33.17  to   34.26    57,359,876    1.52%   to   1.77%     0.62%    29.51%   to    29.83%
2012               1,901,807 11.75  to   26.38    49,825,436    1.52%   to   1.77%     0.73%    17.06%   to    17.35%
2011               2,223,359 10.03  to   22.48    49,597,158    1.52%   to   1.77%     0.66%    -3.63%   to    -3.39%
SAST MFS Massachusetts Investors Trust Portfolio Class 2
2015                 254,376 34.15  to   36.18     9,141,033    1.52%   to   1.97%     0.66%    -1.88%   to    -1.44%
2014                 304,049 34.80  to   36.71    11,089,581    1.52%   to   1.97%     0.40%     8.55%   to     9.04%
2013                 355,630 32.06  to   33.67    11,906,751    1.52%   to   1.97%     0.47%    29.06%   to    29.64%
2012                 420,370 24.84  to   25.97    10,867,447    1.52%   to   1.97%     0.54%    16.65%   to    17.18%
2011                 505,516 21.30  to   22.16    11,161,526    1.52%   to   1.97%     0.51%    -3.97%   to    -3.54%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
2015              11,937,528 12.27  to   15.55   252,203,843    1.10%   to   2.30%     0.61%    -2.30%   to    -1.12%
2014              12,669,126 15.92  to   17.36   278,476,642    1.15%   to   2.30%     0.35%     8.08%   to     9.33%
2013              13,632,793 14.73  to   15.88   283,185,602    1.15%   to   2.30%     0.42%    28.51%   to    29.99%
2012              14,911,675 11.46  to   12.22   245,454,389    1.15%   to   2.30%     0.56%    16.15%   to    17.50%
2011              13,925,334  9.87  to   10.40   205,594,177    1.15%   to   2.30%     0.51%    -4.38%   to    -3.27%
SAST MFS Total Return Portfolio Class 1
2015               3,050,425 36.48  to   37.85   114,450,996    1.52%   to   1.77%     2.39%    -2.21%   to    -1.96%
2014               3,528,804 37.30  to   38.61   134,958,739    1.52%   to   1.77%     2.07%     6.55%   to     6.81%
2013               4,056,102 35.01  to   36.15   145,293,218    1.52%   to   1.77%     2.32%    16.92%   to    17.21%
2012               4,684,330 13.96  to   30.84   143,226,199    1.52%   to   1.77%     2.69%     9.36%   to     9.63%
2011               5,513,417 12.77  to   28.13   153,695,095    1.52%   to   1.77%     2.58%     0.14%   to     0.39%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST MFS Total Return Portfolio Class 2
2015                 889,296 34.87  to   37.06    32,707,582    1.52%   to   1.97%     2.18%   -2.55%   to    -2.11%
2014               1,037,331 35.78  to   37.86    38,998,840    1.52%   to   1.97%     1.89%    6.17%   to     6.65%
2013               1,220,344 33.70  to   35.50    43,051,546    1.52%   to   1.97%     2.13%   16.51%   to    17.04%
2012               1,470,766 28.92  to   30.33    44,349,372    1.52%   to   1.97%     2.52%    8.98%   to     9.47%
2011               1,742,450 26.54  to   27.70    48,060,159    1.52%   to   1.97%     2.42%   -0.21%   to     0.24%
SAST MFS Total Return Portfolio Class 3
2015               6,615,573 11.19  to   13.20   165,023,988    1.10%   to   2.30%     2.12%   -2.97%   to    -1.79%
2014               7,127,285 13.61  to   14.82   190,416,716    1.15%   to   2.30%     1.83%    5.72%   to     6.94%
2013               7,922,055 12.87  to   13.86   207,025,709    1.15%   to   2.30%     2.13%   16.02%   to    17.35%
2012               8,304,413 11.09  to   11.81   193,491,460    1.15%   to   2.30%     2.48%    8.51%   to     9.77%
2011               8,183,114 10.22  to   10.76   190,169,901    1.15%   to   2.30%     2.35%   -0.66%   to     0.51%
SAST Mid-Cap Growth Portfolio Class 1
2015               1,702,554 19.28  to   20.02    33,856,155    1.52%   to   1.77%     0.00%    1.18%   to     1.43%
2014               1,917,446 19.06  to   19.74    37,555,080    1.52%   to   1.77%     0.00%    9.32%   to     9.59%
2013               2,246,993 17.44  to   18.01    40,169,622    1.52%   to   1.77%     0.00%   39.92%   to    40.27%
2012               2,712,118  7.43  to   12.84    34,512,094    1.52%   to   1.77%     0.00%   14.02%   to    14.30%
2011               3,150,103  6.52  to   11.23    35,043,178    1.52%   to   1.77%     0.00%   -7.58%   to    -7.35%
SAST Mid-Cap Growth Portfolio Class 2
2015                 731,734 18.42  to   19.97    14,230,012    1.40%   to   1.97%     0.00%    0.82%   to     1.40%
2014                 848,710 18.27  to   19.70    16,313,282    1.40%   to   1.97%     0.00%    8.93%   to     9.56%
2013               1,015,183 16.77  to   17.98    17,850,590    1.40%   to   1.97%     0.00%   39.43%   to    40.23%
2012               1,231,749 12.03  to   12.82    15,478,572    1.40%   to   1.97%     0.00%   13.62%   to    14.27%
2011               1,470,105 10.59  to   11.22    16,199,999    1.40%   to   1.97%     0.00%   -7.90%   to    -7.38%
SAST Mid-Cap Growth Portfolio Class 3
2015               5,678,575 13.23  to   18.57   109,888,680    1.10%   to   2.30%     0.00%    0.39%   to     1.60%
2014               6,145,552 18.49  to   20.08   117,640,080    1.15%   to   2.30%     0.00%    8.47%   to     9.72%
2013               6,681,662 17.05  to   18.30   116,935,074    1.15%   to   2.30%     0.00%   38.84%   to    40.44%
2012               8,000,603 12.28  to   13.03   100,053,921    1.15%   to   2.30%     0.00%   13.13%   to    14.44%
2011               8,396,213 10.86  to   11.39    91,978,433    1.15%   to   2.30%     0.00%   -8.30%   to    -7.24%
SAST Protected Asset Allocation SAST Portfolio Class 3 (7)
2015              55,204,840  9.81  to   11.46   647,901,024    1.10%   to   2.15%     0.00%   -3.45%   to    -2.44%
2014              21,300,859 11.87  to   12.14   256,821,376    1.15%   to   2.30%     0.46%    0.51%   to     1.52%
2013               8,833,845 11.81  to   11.96   105,219,286    1.15%   to   2.30%     0.08%   17.61%   to    19.58%
2012                 493,947 10.04  to   10.07     4,969,379    1.15%   to   2.30%     0.00%    0.39%   to     0.67%
SAST Real Estate Portfolio Class 1
2015                 847,955 32.54  to   33.79    28,637,392    1.52%   to   1.77%     1.73%    0.04%   to     0.29%
2014                 969,654 32.53  to   33.69    32,654,759    1.52%   to   1.77%     1.37%   27.50%   to    27.82%
2013               1,084,616 25.51  to   26.36    28,572,706    1.52%   to   1.77%     1.15%   -3.80%   to    -3.56%
2012               1,279,476 26.52  to   27.33    34,954,546    1.52%   to   1.77%     1.07%   15.17%   to    15.46%
2011               1,419,027 23.03  to   23.67    33,576,000    1.52%   to   1.77%     0.92%    6.25%   to     6.52%
SAST Real Estate Portfolio Class 2
2015                 217,424 31.14  to   33.09     7,131,461    1.52%   to   1.97%     1.54%   -0.31%   to     0.14%
2014                 256,385 31.24  to   33.04     8,406,601    1.52%   to   1.97%     1.17%   27.05%   to    27.63%
2013                 332,391 24.59  to   25.89     8,546,099    1.52%   to   1.97%     0.97%   -4.14%   to    -3.71%
2012                 371,396 25.65  to   26.88     9,919,385    1.52%   to   1.97%     0.94%   14.77%   to    15.29%
2011                 418,375 22.35  to   23.32     9,699,869    1.52%   to   1.97%     0.76%    5.88%   to     6.36%
SAST Real Estate Portfolio Class 3
2015              11,096,011 10.95  to   11.25   198,565,559    1.10%   to   2.30%     1.50%   -0.74%   to     0.46%
2014              12,341,692 11.03  to   12.03   226,546,315    1.15%   to   2.30%     1.11%   26.51%   to    27.97%
2013              15,959,829  8.72  to    9.40   238,203,941    1.15%   to   2.30%     0.94%   -4.55%   to    -3.45%
2012              14,642,384  9.14  to    9.74   239,429,943    1.15%   to   2.30%     0.89%   14.28%   to    15.60%
2011              13,993,965  8.00  to    8.42   212,996,370    1.15%   to   2.30%     0.81%    5.43%   to     6.65%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                           For the year ended December 31
                  --------------------------------------------   ----------------------------------------------------
                                Unit Value                                           Investment
                                Lowest to             Net                              Income   Total Return Lowest to
                     Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ----------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Small & Mid Cap Value Portfolio Class 2
2015                  488,367 27.37  to   29.08     14,107,676   1.52%   to   1.97%     0.39%    -7.81%   to    -7.40%
2014                  552,250 29.68  to   31.40     17,239,857   1.52%   to   1.97%     0.63%     6.84%   to     7.33%
2013                  700,302 27.78  to   29.26     20,393,339   1.52%   to   1.97%     0.35%    34.91%   to    35.52%
2012                  899,543 20.59  to   21.59     19,344,277   1.52%   to   1.97%     0.39%    16.11%   to    16.63%
2011                1,089,065 17.74  to   18.51     20,087,288   1.52%   to   1.97%     0.12%    -9.92%   to    -9.51%
SAST Small & Mid Cap Value Portfolio Class 3
2015               18,508,751 11.47  to   16.23    406,871,596   1.10%   to   2.30%     0.31%    -8.21%   to    -7.10%
2014               19,506,963 17.69  to   19.20    471,312,873   1.15%   to   2.30%     0.58%     6.39%   to     7.62%
2013               22,482,583 16.62  to   17.84    517,039,466   1.15%   to   2.30%     0.26%    34.33%   to    35.88%
2012               27,131,938 12.38  to   13.13    468,586,899   1.15%   to   2.30%     0.37%    15.61%   to    16.95%
2011               27,994,808 10.70  to   11.23    430,137,080   1.15%   to   2.30%     0.13%   -10.31%   to    -9.27%
SAST Small Company Value Portfolio Class 3
2015               12,872,619 10.68  to   13.08    170,639,416   1.10%   to   2.30%     0.06%    -9.78%   to    -8.69%
2014               13,458,183 14.50  to   15.75    195,803,515   1.15%   to   2.30%     0.07%    -2.50%   to    -1.37%
2013               14,289,780 14.87  to   15.97    210,934,543   1.15%   to   2.30%     0.67%    31.97%   to    33.49%
2012               17,184,541 11.27  to   11.97    190,331,364   1.15%   to   2.30%     0.24%    14.89%   to    16.23%
2011               17,898,761  9.81  to   10.29    170,417,984   1.15%   to   2.30%     0.25%    -5.66%   to    -4.57%
SAST SunAmerica Dynamic Strategy Portfolio Class 3 (8)
2015              471,375,112  9.49  to   11.29  5,452,487,007   1.10%   to   2.15%     0.81%    -7.43%   to    -6.45%
2014              353,964,056 10.15  to   12.20  4,390,062,545   1.15%   to   2.30%     0.46%     1.46%   to     2.09%
2013              172,984,385 11.95  to   12.13  2,086,919,684   1.15%   to   2.30%     0.00%    15.06%   to    16.21%
2012               20,033,318 10.37  to   10.43    208,658,498   1.15%   to   2.30%     1.52%     3.68%   to     4.35%
SAST Technology Portfolio Class 1
2015                2,643,090  3.84  to    3.99     10,523,043   1.52%   to   1.77%     0.00%     8.15%   to     8.42%
2014                2,865,982  3.55  to    3.68     10,521,188   1.52%   to   1.77%     0.00%    22.65%   to    22.96%
2013                3,015,476  2.89  to    2.99      9,002,990   1.52%   to   1.77%     0.00%    23.68%   to    23.99%
2012                3,506,802  2.34  to    2.41      8,444,567   1.52%   to   1.77%     0.00%     5.87%   to     6.14%
2011                3,930,256  2.21  to    2.27      8,920,359   1.52%   to   1.77%     0.00%    -7.04%   to    -6.81%
SAST Technology Portfolio Class 2
2015                  840,073  3.66  to    3.97      3,253,073   1.40%   to   1.97%     0.00%     7.78%   to     8.39%
2014                  849,096  3.40  to    3.66      3,037,861   1.40%   to   1.97%     0.00%    22.22%   to    22.92%
2013                  932,586  2.78  to    2.98      2,719,453   1.40%   to   1.97%     0.00%    23.25%   to    23.95%
2012                1,115,091  2.26  to    2.40      2,629,506   1.40%   to   1.97%     0.00%     5.50%   to     6.11%
2011                1,332,185  2.14  to    2.26      2,966,373   1.40%   to   1.97%     0.00%    -7.36%   to    -6.84%
SAST Technology Portfolio Class 3
2015                5,207,797 15.39  to   16.26     35,845,053   1.10%   to   2.30%     0.00%     7.31%   to     8.61%
2014                5,490,784 15.15  to   16.57     30,545,733   1.15%   to   2.30%     0.00%    21.70%   to    23.10%
2013                5,907,349 12.45  to   13.46     24,372,613   1.15%   to   2.30%     0.00%    22.72%   to    24.14%
2012                6,779,977 10.14  to   10.84     20,098,275   1.15%   to   2.30%     0.00%     5.06%   to     6.27%
2011                8,182,996  9.66  to   10.20     20,765,489   1.15%   to   2.30%     0.00%    -7.64%   to    -6.70%
SAST Telecom Utility Portfolio Class 1
2015                  548,711 20.73  to   21.52     11,798,835   1.52%   to   1.77%     4.69%   -13.58%   to   -13.36%
2014                  666,531 23.99  to   24.84     16,544,715   1.52%   to   1.77%     2.76%    10.52%   to    10.79%
2013                  740,461 21.71  to   22.42     16,591,619   1.52%   to   1.77%     2.42%    17.87%   to    18.17%
2012                  837,210 18.42  to   18.97     15,877,292   1.52%   to   1.77%     3.38%    11.48%   to    11.76%
2011                  996,622 16.52  to   16.98     16,911,434   1.52%   to   1.77%     2.31%     4.40%   to     4.66%
SAST Telecom Utility Portfolio Class 2
2015                   70,313 20.37  to   21.08      1,464,649   1.52%   to   1.77%     4.50%   -13.71%   to   -13.49%
2014                   82,979 23.61  to   24.37      2,001,329   1.52%   to   1.77%     2.43%    10.35%   to    10.63%
2013                   92,755 21.40  to   22.03      2,021,794   1.52%   to   1.77%     2.09%    17.70%   to    17.99%
2012                  127,679 18.18  to   18.67      2,363,929   1.52%   to   1.77%     3.31%    11.32%   to    11.60%
2011                  148,760 16.33  to   16.73      2,470,872   1.52%   to   1.77%     2.16%     4.24%   to     4.51%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                          For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SAST Telecom Utility Portfolio Class 3
2015               1,304,070 10.04  to   14.52    22,273,753    1.10%   to   2.30%     4.47%   -14.25%   to   -13.22%
2014               1,348,617 16.94  to   18.55    26,948,480    1.15%   to   2.30%     2.41%     9.66%   to    10.93%
2013               1,287,931 15.45  to   16.72    23,844,401    1.15%   to   2.30%     2.18%    16.96%   to    18.31%
2012               1,325,753 13.21  to   14.13    21,303,455    1.15%   to   2.30%     3.37%    10.62%   to    11.90%
2011               1,205,961 11.94  to   12.63    17,881,104    1.15%   to   2.30%     2.27%     3.62%   to     4.79%
SAST Total Return Bond Portfolio Class 1
2015               1,502,339 27.31  to   28.29    42,464,226    1.52%   to   1.77%     1.17%    -1.87%   to    -1.62%
2014               1,713,471 27.83  to   28.76    49,239,407    1.52%   to   1.77%     1.25%     2.97%   to     3.23%
2013               2,019,747 27.02  to   27.86    56,232,882    1.52%   to   1.77%     1.31%    -5.28%   to    -5.04%
2012               2,459,098 28.53  to   29.34    72,108,944    1.52%   to   1.77%     3.06%     5.39%   to     5.65%
2011               2,573,355 27.07  to   27.77    71,432,521    1.52%   to   1.77%     1.52%     4.50%   to     4.76%
SAST Total Return Bond Portfolio Class 2
2015                 286,576 26.71  to   27.69     7,888,184    1.52%   to   1.77%     0.83%    -2.02%   to    -1.77%
2014                 428,245 27.26  to   28.19    12,017,884    1.52%   to   1.77%     1.03%     2.82%   to     3.07%
2013                 542,384 26.51  to   27.35    14,765,227    1.52%   to   1.77%     1.13%    -5.42%   to    -5.18%
2012                 712,809 28.03  to   28.84    20,481,417    1.52%   to   1.77%     3.10%     5.23%   to     5.49%
2011                 723,666 26.64  to   27.34    19,724,689    1.52%   to   1.77%     1.37%     4.35%   to     4.61%
SAST Total Return Bond Portfolio Class 3
2015              41,821,741  9.70  to   12.70   674,332,861    1.10%   to   2.30%     0.90%    -2.63%   to    -1.46%
2014              44,583,224 13.05  to   14.24   746,584,821    1.15%   to   2.30%     1.04%     2.17%   to     3.35%
2013              47,226,038 12.77  to   13.78   790,267,631    1.15%   to   2.30%     1.22%    -6.01%   to    -4.93%
2012              42,157,782 13.59  to   14.50   767,396,774    1.15%   to   2.30%     3.08%     4.57%   to     5.78%
2011              32,199,190 12.99  to   13.70   590,254,280    1.15%   to   2.30%     1.34%     3.69%   to     4.89%
SAST VCP Total Return Balanced Portfolio Class 3 /(13)/
2015              47,381,022  9.68  to   10.54   509,246,154    1.10%   to   2.15%     0.00%    -5.87%   to    -4.88%
2014              17,179,189 10.18  to   11.20   194,628,123    1.15%   to   2.15%     0.00%     1.78%   to     3.97%
2013               4,772,124 10.77  to   10.85    51,642,050                 1.40%     1.02%     7.73%   to     8.45%
SAST VCP Value Portfolio Class 3 /(13)/
2015              56,711,476  9.84  to   11.10   642,267,915    1.10%   to   2.15%     0.22%    -4.35%   to    -3.34%
2014              17,844,802 11.61  to   11.81   209,560,765    1.15%   to   2.15%     1.42%     5.95%   to     7.01%
2013               4,907,424 10.96  to   11.03    54,020,433    1.15%   to   2.15%     0.44%     9.58%   to    10.32%
SST Allocation Balanced Portfolio Class 3
2015               9,808,347  9.92  to   12.92   133,910,023    1.10%   to   2.30%     1.29%    -3.57%   to    -2.41%
2014              10,295,642 13.39  to   14.53   144,673,420    1.15%   to   2.30%     1.20%     2.93%   to     4.12%
2013              10,386,821 13.01  to   13.96   140,695,502    1.15%   to   2.30%     1.78%     8.95%   to    10.20%
2012              10,350,429 11.94  to   12.67   127,736,202    1.15%   to   2.30%     1.15%     8.19%   to     9.44%
2011               7,633,479 11.04  to   11.57    86,485,664    1.15%   to   2.30%     1.56%    -1.83%   to    -0.69%
SST Allocation Growth Portfolio Class 3
2015               1,891,628  9.91  to   13.31    26,621,533    1.10%   to   2.30%     1.41%    -4.10%   to    -2.94%
2014               1,913,601 13.87  to   15.14    27,807,698    1.15%   to   2.30%     0.66%     2.84%   to     4.03%
2013               1,837,110 13.49  to   14.55    25,665,233    1.15%   to   2.30%     0.88%    20.88%   to    22.27%
2012               1,478,728 11.16  to   11.90    16,966,520    1.15%   to   2.30%     0.88%    12.25%   to    13.55%
2011               1,220,227  9.94  to   10.48    12,402,687    1.15%   to   2.30%     1.17%    -8.72%   to    -7.67%
SST Allocation Moderate Growth Portfolio Class 3 /(6)/
2015              14,224,508  9.90  to   12.84   193,378,093    1.10%   to   2.30%     1.34%    -3.97%   to    -2.81%
2014              14,811,676 13.37  to   14.54   208,071,601    1.15%   to   2.30%     0.99%     2.76%   to     3.94%
2013              15,103,446 13.01  to   13.99   204,732,449    1.15%   to   2.30%     1.37%    14.64%   to    15.96%
2012              14,827,359 11.35  to   12.07   173,994,204    1.15%   to   2.30%     1.15%    10.32%   to    11.60%
2011              12,970,069 10.29  to   10.81   136,999,346    1.15%   to   2.30%     1.39%    -5.75%   to    -4.66%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                               At December 31                         For the year ended December 31
                  -------------------------------------------   ----------------------------------------------------
                               Unit Value                                           Investment
                               Lowest to             Net                              Income   Total Return Lowest to
                    Units    Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ---------- -----------------  --------------  ------------------  ---------- ----------------------
SST Allocation Moderate Portfolio Class 3
2015              13,221,703  9.90  to   12.95   181,299,733    1.10%   to   2.30%     1.28%   -3.87%   to    -2.71%
2014              13,572,652 13.47  to   14.65   191,993,264    1.15%   to   2.30%     1.11%    2.86%   to     4.05%
2013              13,528,274 13.09  to   14.08   184,596,378    1.15%   to   2.30%     1.52%   11.83%   to    13.12%
2012              13,070,209 11.71  to   12.45   158,276,953    1.15%   to   2.30%     1.14%    9.22%   to    10.48%
2011              10,906,627 10.72  to   11.27   120,030,610    1.15%   to   2.30%     1.41%   -4.13%   to    -3.02%
SST Asset Allocation Diversified Growth Portfolio Class 3 /(9)/
2015                  13,112  9.33  to   10.16       124,614    1.10%   to   1.35%     5.86%   -6.74%   to    -1.49%
SST Diversified Fixed Income Portfolio Class 3 /(9)/
2015                   6,915  9.83  to    9.94        68,204    1.10%   to   1.40%     3.25%   -1.91%   to    -1.62%
SST Focus Growth Portfolio Class 3 /(9)/
2015                   2,785  9.67  to   10.28        28,645    1.10%   to   1.35%     0.00%   -3.34%   to     2.04%
SST Focus Value Portfolio Class 3 /(9)/
2015                   4,667  9.26  to    9.86        45,264    1.10%   to   1.35%     1.39%   -7.45%   to    -5.21%
SST International Equity Portfolio Class 3 /(9)/
2015                  23,474  9.20  to    9.30       216,388    1.10%   to   1.40%     2.03%   -4.45%   to    -4.17%
SST Large Cap Growth Portfolio Class 3 /(9)/
2015                   8,467 10.31  to   10.85        87,329    1.10%   to   1.40%     0.12%    2.85%   to     3.16%
SST Large Cap Value Portfolio Class 3 /(9)/
2015                  11,052  9.34  to    9.67       104,117    1.10%   to   1.40%     0.46%   -6.39%   to    -6.11%
SST Mid Cap Growth Portfolio Class 3/ (9)/
2015                  28,478  9.81  to   10.42       291,101    1.10%   to   1.40%     0.00%   -1.28%   to    -0.98%
SST Mid Cap Value Portfolio Class 3 /(9)/
2015                  23,282  9.27  to    9.79       221,893    1.10%   to   1.40%     0.40%   -7.34%   to    -7.06%
SST Real Return Portfolio Class 3
2015              26,378,012  9.69  to   10.44   291,217,509    1.10%   to   2.30%     3.72%   -3.60%   to    -2.43%
2014              27,375,871 10.83  to   11.76   310,990,581    1.15%   to   2.30%     0.00%   -0.68%   to     0.47%
2013              26,775,156 10.90  to   11.70   303,828,327    1.15%   to   2.30%     0.77%   -7.39%   to    -6.32%
2012              21,854,322 11.77  to   12.49   265,729,709    1.15%   to   2.30%     2.80%    1.43%   to     2.60%
2011              16,606,426 11.61  to   12.17   197,603,434    1.15%   to   2.30%     0.00%    3.59%   to     4.79%
SST Small Cap Portfolio Class 3 /(9)/
2015                  10,444  9.29  to   10.11       103,625    1.10%   to   1.40%     0.00%   -7.20%   to    -6.92%
SST Stock Portfolio Class 3 /(9)/
2015                  25,580  9.97  to   11.32       279,173    1.10%   to   1.70%     0.00%   -0.32%   to     9.05%
Sterling Capital Select Equity VIF /(10)/
2015                      --    --  to      --            --    1.52%   to   2.17%     0.27%    0.00%   to     0.00%
2014                  76,033 10.89  to   11.65       874,117    1.52%   to   2.17%     1.96%    2.05%   to     2.51%
2013                  92,189 10.68  to   11.36     1,036,586    1.52%   to   2.17%     1.20%   15.68%   to    15.97%
2012                 110,190  9.24  to    9.80     1,069,734    1.52%   to   2.17%     0.98%   12.55%   to    12.65%
2011                 161,090  8.20  to    8.71     1,391,970    1.52%   to   2.17%     1.09%   -6.52%   to    -5.48%
Sterling Capital Special Opportunities VIF /(10)/
2015                      --    --  to      --            --    1.52%   to   2.17%     3.00%    0.00%   to     0.00%
2014                 429,990 21.88  to   22.94     9,805,098    1.52%   to   2.17%     0.05%   13.67%   to    14.24%
2013                 542,417 19.25  to   20.08    10,830,520    1.52%   to   2.17%     0.07%   24.29%   to    24.91%
2012                 718,972 15.50  to   16.08    11,496,176    1.52%   to   2.17%     0.26%   12.45%   to    12.60%
2011                 916,394 13.78  to   14.28    13,013,539    1.52%   to   2.17%     0.00%   -5.60%   to    -4.99%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                             At December 31                        For the year ended December 31
                  ----------------------------------------   ----------------------------------------------------
                            Unit Value                                           Investment
                            Lowest to             Net                              Income   Total Return Lowest to
                   Units  Highest ($) /(5)/  Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/     Highest /(3)/
                  ------- -----------------  --------------  ------------------  ---------- ----------------------
Sterling Capital Strategic Allocation Equity VIF /(10)/
2015                   --    --  to      --           --     1.52%   to   2.17%     0.00%    0.00%   to     0.00%
2014                   --    --  to      --           --     1.52%   to   2.17%     0.00%    0.00%   to     0.00%
2013                   --    --  to      --           --     1.52%   to   2.17%     0.07%    0.00%   to     0.00%
2012              144,790  9.86  to   10.41    1,498,142     1.52%   to   2.17%     0.89%   11.67%   to    11.70%
2011              167,616  8.83  to    9.32    1,554,013     1.52%   to   2.17%     0.79%   -9.55%   to    -8.72%
Sterling Capital Total Return Bond VIF /(10)/
2015                   --    --  to      --           --     1.52%   to   2.17%     4.93%    0.00%   to     0.00%
2014              440,431 12.75  to   13.59    5,964,004     1.52%   to   2.17%     3.17%    3.38%   to     3.85%
2013              488,808 12.33  to   13.08    6,373,390     1.52%   to   2.17%     3.09%   -3.14%   to    -3.05%
2012              557,546 12.92  to   13.49    7,502,837     1.52%   to   2.17%     2.84%    4.50%   to     5.03%
2011              600,917 12.30  to   12.91    7,732,666     1.52%   to   2.17%     3.63%    4.13%   to     4.50%
VALIC Company I International Equities Index Fund /(9)/
2015              172,038  9.34  to    9.46    1,611,014     1.10%   to   1.40%     0.32%   -2.38%   to    -2.09%
VALIC Company I Mid Cap Index Fund/(9)/
2015              153,265  9.59  to   10.22    1,535,269     1.10%   to   1.40%     0.10%   -3.85%   to    -3.57%
VALIC Company I Nasdaq-100 Index Fund/ (9)/
2015               84,914 10.71  to   11.28      935,961     1.10%   to   1.40%     0.14%    7.67%   to     8.00%
VALIC Company I Small Cap Index Fund /(9)/
2015              161,506  9.34  to   10.34    1,601,639     1.10%   to   1.40%     0.00%   -5.81%   to    -5.52%
VALIC Company I Stock Index Fund /(9)/
2015              546,045  9.97  to   10.45    5,647,279     1.10%   to   1.40%     0.00%   -0.35%   to    -0.05%

(1)These amounts represent the annualized contract expenses of the Sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the Sub-account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(6)For the period from the effective date of October 15, 2012 to December 31, 2012.
(7)For the period from the effective date of January 23, 2012 to December 31, 2012.
(8)For the period from the effective date of July 16, 2012 to December 31, 2012.
(9)Fund commenced operations on November 10, 2014.
(10)Fund liquidated on April 24, 2015.
(11)Principal PVC Small Cap Value I merged into Small Cap Blend on January 1, 2015.
(12)Principal LargeCap Blend Account II merged into the Principal PVC Capital Appreciation Account on April 17, 2015.
(13)Fund commenced operations on April 30, 2013.

                           VARIABLE SEPARATE ACCOUNT
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


8. SUBSEQUENT EVENTS

   Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS

Independent Auditor's Report                                                 2

Consolidated Balance Sheet at December 31, 2015 and 2014                     3

Consolidated Statements of Income for each of the years ended                4
  December 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income (Loss) for each of the       5
  years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Equity for each of the years ended                6
  December 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for each of the years ended            7
  December 31, 2015, 2014 and 2013

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Basis of Presentation                                                   8

2.   Summary of Significant Accounting Policies                             12

3.   Fair Value Measurements                                                15

4.   Investments                                                            33

5.   Lending Activities                                                     43

6.   Reinsurance                                                            45

7.   Derivatives and Hedge Accounting                                       46

8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       48

9.   Variable Interest Entities                                             51

10.  Insurance Liabilities                                                  54

11.  Variable Life and Annuity Contracts                                    56

12.  Debt                                                                   58

13.  Commitments and Contingencies                                          59

14.  Equity                                                                 61

15.  Statutory Financial Data and Restrictions                              62

16.  Benefit Plans                                                          63

17.  Income Taxes                                                           63

18.  Related Party Transactions                                             66

19.  Subsequent Events                                                      68

Independent Auditor's Report

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS


                                                                                                December 31,
                                                                                            -------------------
                                                                                                 2015       2014
(in millions, except for share data)                                                        --------  ---------
                                                                                                       (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $96,119;
            2014 - $94,559)                                                                 $ 99,086  $ 102,743
          Other bond securities, at fair value                                                 3,545      2,934
   Equity securities:
          Common and preferred stock, available for sale, at fair value
            (cost: 2015 - $15; 2014 - $19)                                                        18         26
       Mortgage and other loans receivable, net of allowance                                  14,598     11,911
       Other invested assets (portion measured at fair value: 2015 - $2,684;
         2014 - $3,176)                                                                        5,687      6,894
       Short-term investments (portion measured at fair value: 2015 - $1,625;
         2014 - $558)                                                                          1,850      1,381
                                                                                            --------  ---------
          Total investments                                                                  124,784    125,889
   Cash                                                                                          317        263
   Accrued investment income                                                                   1,055      1,042
   Amounts due from related parties                                                              520         82
   Premiums and other receivables - net of allowance                                             698        602
   Reinsurance assets, net of allowance                                                        1,665      1,616
   Deferred policy acquisition costs                                                           6,401      5,661
   Current income tax receivable                                                                 121        561
   Deferred income taxes                                                                         445         --
   Other assets (including restricted cash of $4 in 2015 and $396 in 2014)                     2,186      2,196
   Separate account assets, at fair value                                                     41,894     40,627
                                                                                            --------  ---------
Total assets                                                                                $180,086  $ 178,539
                                                                                            ========  =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts              $ 31,576  $  30,847
   Policyholder contract deposits (portion measured at fair value: 2015 - $2,104;
     2014 - $1,351)                                                                           75,642     72,903
   Policy claims and benefits payable                                                            685        646
   Other policyholder funds                                                                    2,090      2,069
   Deferred income taxes                                                                          --         35
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $474;
     2014 - $514)                                                                                717        658
   Notes payable - to third parties, net                                                         406        617
   Amounts due to related parties                                                                792      1,709
   Securities lending payable                                                                    962         --
   Other liabilities                                                                           3,864      3,754
   Separate account liabilities                                                               41,894     40,627
                                                                                            --------  ---------
Total liabilities                                                                            158,628    153,865
                                                                                            --------  ---------
Commitments and contingencies (see Note 13)
American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                1          1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                  6          6
   Additional paid-in capital                                                                 18,546     18,514
   Retained earnings                                                                             575        218
   Accumulated other comprehensive income                                                      2,333      5,935
                                                                                            --------  ---------
Total AGL shareholder's equity                                                                21,461     24,674
Noncontrolling interests                                                                          (3)        --
                                                                                            --------  ---------
Total equity                                                                                  21,458     24,674
                                                                                            --------  ---------
Total liabilities and equity                                                                $180,086  $ 178,539
                                                                                            ========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                                                                    Years Ended December 31,
                                                                                                 -----------------------------
(in millions)                                                                                      2015      2014       2013
-------------                                                                                    -------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Revenues:
 Premiums                                                                                        $ 2,628  $   1,666  $   1,783
 Policy fees                                                                                       2,090      1,985      1,766
 Net investment income                                                                             6,118      6,925      6,709
 Net realized capital gains (losses):
   Total other-than-temporary impairments on available for sale securities                          (197)       (81)       (74)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in other comprehensive income (loss)                                                 (22)       (23)        (1)
                                                                                                 -------  ---------  ---------
   Net other-than-temporary impairments on available for sale securities recognized in net
     income                                                                                         (219)      (104)       (75)
   Other realized capital gains                                                                      141         30      2,157
                                                                                                 -------  ---------  ---------
   Total net realized capital gains (losses)                                                         (78)       (74)     2,082
   Other income                                                                                    2,268      2,580      2,878
                                                                                                 -------  ---------  ---------
Total revenues                                                                                    13,026     13,082     15,218
                                                                                                 -------  ---------  ---------
Benefits and expenses:
 Policyholder benefits                                                                             5,276      4,224      4,874
 Interest credited to policyholder account balances                                                2,178      2,234      2,257
 Amortization of deferred policy acquisition costs                                                   787        658        586
 General operating and other expenses                                                              3,087      3,014      2,966
                                                                                                 -------  ---------  ---------
Total benefits and expenses                                                                       11,328     10,130     10,683
                                                                                                 -------  ---------  ---------
Income before income tax expense (benefit)                                                         1,698      2,952      4,535
Income tax expense (benefit):
 Current                                                                                             549        401         81
 Deferred                                                                                           (111)       533       (368)
                                                                                                 -------  ---------  ---------
Income tax expense (benefit)                                                                         438        934       (287)
                                                                                                 -------  ---------  ---------
Net income                                                                                         1,260      2,018      4,822
Less:
Net income attributable to noncontrolling interests                                                   --         --          1
                                                                                                 -------  ---------  ---------
Net income attributable to AGL                                                                   $ 1,260  $   2,018  $   4,821
                                                                                                 =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                     Years Ended December 31,
                                                                                                  -----------------------------
(in millions)                                                                                       2015      2014       2013
-------------                                                                                     -------  ---------  ---------
                                                                                                            (Revised)  (Revised)
Net income                                                                                        $ 1,260  $   2,018  $   4,822
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss), net of tax
 Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-
   than-temporary credit impairments were recognized                                                 (225)        48        242
 Change in unrealized appreciation (depreciation) of all other investments                         (4,368)     3,900     (5,299)
 Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
   inducements                                                                                        442       (152)       542
 Change in unrealized insurance loss recognition                                                      551       (556)     1,325
 Change in foreign currency translation adjustments                                                    (2)        (5)        (3)
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss)                                                                  (3,602)     3,235     (3,193)
                                                                                                  -------  ---------  ---------
Comprehensive income (loss)                                                                        (2,342)     5,253      1,629
Comprehensive income attributable to noncontrolling interests                                          --         --          1
                                                                                                  -------  ---------  ---------
Comprehensive income (loss) attributable to AGL                                                   $(2,342) $   5,253  $   1,628
                                                                                                  =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                       Retained    Accumulated  Total AGL
                                                          Additional   Earnings       Other      Share-      Non-
                                         Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                              Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                            --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2013 (Revised)          $ 1     $ 6    $25,363     $(5,078)      $ 5,893     $26,185     $ 167    $26,352
                                            ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       4,821            --       4,821         1      4,822
Other comprehensive loss                     --      --         --          --        (3,193)     (3,193)       --     (3,193)
Capital contributions from Parent            --      --        368          --            --         368        --        368
Return of capital                            --      --     (2,553)         --            --      (2,553)       --     (2,553)
Other                                        --      --        (15)          5            --         (10)       (4)       (14)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2013 (Revised)        $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       2,018            --       2,018        --      2,018
Dividends                                    --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income                   --      --         --          --         3,235       3,235        --      3,235
Capital contributions from Parent            --      --         58          --            --          58        --         58
Deconsolidation of VIEs                      --      --         --          --            --          --      (167)      (167)
Return of capital                            --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                                        --      --         --          --            --          --         3          3
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014 (Revised)        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       1,260            --       1,260        --      1,260
Dividends                                    --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss                     --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from Parent            --      --         32          --            --          32        --         32
Other                                        --      --         --          --            --          --        (3)        (3)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015                  $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                            ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                Years Ended December 31,
                                                                                             ------------------------------
(in millions)                                                                                  2015       2014       2013
-------------                                                                                --------  ---------  ---------
                                                                                                        (Revised)  (Revised)
Cash flows from operating activities:
 Net income                                                                                  $  1,260  $   2,018  $   4,822
                                                                                             --------  ---------  ---------
 Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to policyholder account balances                                           2,178      2,234      2,257
   Amortization of deferred policy acquisition costs                                              787        658        586
   Fees charged for policyholder contract deposits                                             (1,203)    (1,172)      (946)
   Net realized capital losses (gains)                                                             78         74     (2,082)
   Unrealized losses (gains) in earnings, net                                                      25       (280)       153
   Equity in income of partnerships and other invested assets                                     (32)      (459)      (141)
   Accretion of net premium/discount on investments                                              (710)      (760)      (631)
   Capitalized interest                                                                           (59)       (82)      (531)
   Provision for deferred income taxes                                                           (111)       533       (368)
 Changes in operating assets and liabilities:
   Accrued investment income                                                                      (13)        32         43
   Amounts due to/from related parties                                                             62        473        533
   Reinsurance assets                                                                             (49)        58         83
   Deferred policy acquisition costs                                                             (983)      (875)      (790)
   Current income tax receivable/payable                                                          448        200         24
   Future policy benefits and other policyholder funds                                          1,193        675      1,537
   Other, net                                                                                    (220)        64       (112)
                                                                                             --------  ---------  ---------
 Total adjustments                                                                              1,391      1,373       (385)
                                                                                             --------  ---------  ---------
Net cash provided by operating activities                                                       2,651      3,391      4,437
                                                                                             ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
 Sales or distribution of:
   Available for sale investments                                                               7,514      5,852     22,532
   Other investments, excluding short-term investments                                          2,670      1,310        671
 Redemption and maturities of fixed maturity securities available for sale                      7,837      7,833      9,093
 Principal payments received on sales and maturities of mortgage and other loans receivable     2,094      1,747      1,411
 Redemption and maturities of other investments, excluding short-term investments                 196        178        178
 Purchase of:
   Available for sale investments                                                             (17,431)   (13,290)   (30,112)
   Mortgage and other loans receivable                                                         (4,932)    (3,572)    (1,899)
   Other investments, excluding short-term investments                                         (2,442)      (930)    (2,396)
 Net change in restricted cash                                                                    392       (213)      (111)
 Net change in short-term investments                                                            (469)     2,515        884
 Other, net                                                                                      (179)        46          7
                                                                                             --------  ---------  ---------
Net cash provided by (used in) investing activities                                            (4,750)     1,476        258
                                                                                             ========  =========  =========
Cash flows from financing activities:
 Policyholder contract deposits                                                                10,208      9,524      7,334
 Policyholder contract withdrawals                                                             (7,112)    (7,006)    (9,018)
 Net exchanges to/from separate accounts                                                       (1,239)    (1,525)    (1,291)
 Change in repurchase agreements                                                                  281        225         --
 Repayment of notes payable                                                                      (221)        --       (259)
 Issuance of notes payable                                                                        100        494        230
 Change in securities lending payable                                                             962     (2,514)     1,048
 Dividends and return of capital paid to Parent Company, net of cash contributions               (824)    (4,017)    (2,532)
 Other, net                                                                                        (2)        21       (228)
                                                                                             --------  ---------  ---------
Net cash provided by (used in) financing activities                                             2,153     (4,798)    (4,716)
                                                                                             ========  =========  =========
Net increase (decrease) in cash                                                                    54         69        (21)
Cash at beginning of year                                                                         263        194        215
                                                                                             --------  ---------  ---------
Cash at end of year                                                                          $    317  $     263  $     194
                                                                                             ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
 Interest                                                                                    $      9  $       7  $      32
 Taxes                                                                                             91        194        161
Non-cash investing/financing activities:
 Sales inducements credited to policyholder contract deposits                                      13         20         39
 Non-cash dividends                                                                               237      2,238         --
 Settlement of non-cash dividends payable                                                       1,292         --         --
 Non-cash contributions from Parent                                                                32         58        348

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Revision of Prior Period Consolidated Financial Statements

The Consolidated Balance Sheet at December 31, 2014 and the Consolidated Statements of Income, Comprehensive Income (Loss), Equity and Cash Flows for each of the years ended December 31, 2014 and 2013 have been revised to correct the following:

    . Increase deferred tax assets by $219 million at December 31, 2014 and reduce deferred tax expense in 2014 by the same amount, related to the treatment of certain capital loss carryovers;

    . Increase retained earnings at January 1, 2013 in the Consolidated Statements of Equity to record a reduction in deferred tax valuation allowance related to the tax treatment of deferred losses recognized in 2008 to 2012 from the sale of bonds to affiliates in 2008, which had previously been reflected as a $206 million out-of-period increase to 2013 net income and comprehensive income;

    . Revise amounts in the Consolidated Balance Sheet as of December 31, 2014 to correct the consolidation treatment of certain investments;

    . Revise the valuation of certain future policy benefits, DAC and embedded derivative liabilities within policyholder contract deposits;

    . Adjustments to net investment income related to certain investments for which the fair value option has been elected, and adjustments to other financial statement line items to correct various other less significant items.

After evaluating the quantitative and qualitative aspects of these corrections, they were not considered to be material, individually or in aggregate, to the previously issued consolidated financial statements. The net effects on the consolidated financial statements for the respective periods resulting from these revisions were as follows:

                                                                                     As
                                                                                 Previously Effect of
(in millions)                                                                     Reported   Change   As Revised
-------------                                                                    ---------- --------- ----------
Consolidated Balance Sheet at December 31, 2014:
Assets:
   Mortgage and other loans receivable, net of allowance                          $ 11,812    $  99    $ 11,911
   Other invested assets                                                             7,082     (188)      6,894
   Cash                                                                                277      (14)        263
   Deferred policy acquisition costs                                                 5,643       18       5,661
   Current income tax receivable                                                       547       14         561
   Other assets                                                                      2,330     (134)      2,196
   Total assets                                                                    178,744     (205)    178,539
Liabilities:
   Future policy benefits for life and accident and health insurance contracts      30,854       (7)     30,847
   Policyholder contract deposits                                                   72,898        5      72,903
   Other policyholder funds                                                          2,079      (10)      2,069
   Deferred income tax liabilities                                                     255     (220)         35
   Notes payable--to third parties, net                                                627      (10)        617
   Amounts due to related parties                                                    1,745      (36)      1,709
   Other liabilities                                                                 3,908     (154)      3,754
   Total liabilities                                                               154,297     (432)    153,865
Shareholder's equity:
   Retained earnings                                                                    --      218         218
   Accumulated other comprehensive income                                            5,926        9       5,935
   Total shareholder's equity                                                       24,447      227      24,674
   Total shareholder's equity attributable to AGL                                   24,447      227      24,674
   Total liabilities and equity                                                    178,744     (205)    178,539
Consolidated Statement of Income for the year ended December 31, 2014:
   Policy fees                                                                       1,976        9       1,985
   Net investment income                                                             6,942      (17)      6,925
   Other realized capital gains                                                         37       (7)         30
   Total net realized capital losses                                                   (67)      (7)        (74)
   Total revenues                                                                   13,097      (15)     13,082
   Policyholder benefits                                                             4,228       (4)      4,224
   Interest credited to policyholder account balances                                2,210       24       2,234
   Amortization of deferred policy acquisition costs                                   623       35         658
   General operating and other expenses                                              3,023       (9)      3,014
   Total benefits and expenses                                                      10,084       46      10,130
   Income before income tax expense (benefit)                                        3,013      (61)      2,952
   Income tax expense (benefit):
       Deferred                                                                        727     (194)        533
   Income tax expense                                                                1,128     (194)        934
   Net income                                                                        1,885      133       2,018
   Net income attributable to AGL                                                    1,885      133       2,018

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          As
                                                                                      Previously Effect of
(in millions)                                                                          Reported   Change   As Revised
-------------                                                                         ---------- --------- ----------
Consolidated Statement of Comprehensive Income for the year ended December 31, 2014:
   Net income                                                                          $ 1,885     $ 133    $ 2,018
   Change in unrealized appreciation of all other investments                            3,866        34      3,900
   Change in foreign currency translation adjustments                                      (11)        6         (5)
   Other comprehensive income                                                            3,195        40      3,235
   Comprehensive income                                                                  5,080       173      5,253
   Comprehensive income attributable to AGL                                              5,080       173      5,253
Consolidated Statement of Equity for the year ended December 31, 2014:
   Retained earnings (accumulated deficit):
       Beginning accumulated deficit                                                      (337)       85       (252)
       Net income attributable to AGL                                                    1,885       133      2,018
       Ending retained earnings                                                             --       218        218
   Accumulated other comprehensive income:
       Beginning accumulated other comprehensive income                                  2,731       (31)     2,700
       Other comprehensive income                                                        3,195        40      3,235
       Ending accumulated other comprehensive income                                     5,926         9      5,935
Consolidated Statement of Cash Flows for the year ended December 31, 2014
   Cash flows from operating activities:
       Net income                                                                        1,885       133      2,018
       Interest credited to policyholder account balances                                2,210        24      2,234
       Amortization of deferred policy acquisition costs                                   623        35        658
       Fees charged for policyholder contract deposits                                  (1,163)       (9)    (1,172)
       Net realized capital losses                                                          67         7         74
       Equity in income of partnerships and other invested assets                         (476)       17       (459)
       Provision for deferred income taxes                                                 727      (194)       533
       Changes in operating assets and liabilities:
          Future policy benefits and other policyholder funds                              679        (4)       675
          Other, net                                                                        69        (5)        64
       Net cash provided by operating activities                                         3,387         4      3,391
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments, excluding
         short-term investments                                                          1,320       (10)     1,310
       Net cash provided by investing activities                                         1,486       (10)     1,476
   Net increase in cash                                                                     75        (6)        69
   Cash at beginning of year                                                               202        (8)       194
   Cash at end of year                                                                     277       (14)       263
Consolidated Statement of Income for the year ended December 31, 2013:
   Net investment income                                                                 6,692        17      6,709
   Other realized capital gains                                                          2,092        65      2,157
   Total net realized capital gains                                                      2,017        65      2,082
   Total revenues                                                                       15,136        82     15,218
   Policyholder benefits                                                                 4,864        10      4,874
   Interest credited to policyholder account balances                                    2,277       (20)     2,257
   Amortization of deferred policy acquisition costs                                       535        51        586
   Total benefits and expenses                                                          10,642        41     10,683
   Income before income tax expense (benefit)                                            4,494        41      4,535
   Income tax expense (benefit):
       Current                                                                              95       (14)        81
       Deferred                                                                           (543)      175       (368)
   Income tax benefit                                                                     (448)      161       (287)
   Net income                                                                            4,942      (120)     4,822
   Net income attributable to AGL                                                        4,941      (120)     4,821
Consolidated Statement of Comprehensive Income for the year ended December 31, 2013:
   Net income                                                                            4,942      (120)     4,822
   Change in unrealized appreciation of all other investments                           (5,265)      (34)    (5,299)
   Change in foreign currency translation adjustments                                       (6)        3         (3)
   Other comprehensive loss                                                             (3,162)      (31)    (3,193)
   Comprehensive income                                                                  1,780      (151)     1,629
   Comprehensive income attributable to AGL                                              1,779      (151)     1,628

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                               As
                                                                           Previously Effect of
(in millions)                                                               Reported   Change   As Revised
-------------                                                              ---------- --------- ----------
Consolidated Statement of Equity for the year ended December 31, 2013:
   Accumulated deficit:
       Beginning accumulated deficit                                        $(5,283)    $ 205    $(5,078)
       Net income attributable to AGL                                         4,941      (120)     4,821
       Ending accumulated deficit                                              (337)       85       (252)
   Accumulated other comprehensive income:
       Other comprehensive loss                                              (3,162)      (31)    (3,193)
       Ending accumulated other comprehensive income                          2,731       (31)     2,700
Consolidated Statement of Cash Flows for the year ended December 31, 2013
   Cash flows from operating activities:
       Net income                                                             4,942      (120)     4,822
       Interest credited to policyholder account balances                     2,277       (20)     2,257
       Amortization of deferred policy acquisition costs                        535        51        586
       Net realized capital gains                                            (2,017)      (65)    (2,082)
       Equity in income of partnerships and other invested assets              (124)      (17)      (141)
       Provision for deferred income taxes                                     (543)      175       (368)
       Changes in operating assets and liabilities:
          Current income tax receivable/payable                                  38       (14)        24
          Future policy benefits and other policyholder funds                 1,527        10      1,537
          Other, net                                                            (93)      (19)      (112)
   Net cash provided by operating activities                                  4,456       (19)     4,437
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments,
         excluding short-term investments                                       655        16        671
       Net cash provided by investing activities                                242        16        258
   Net decrease in cash                                                         (18)       (3)       (21)
   Cash at beginning of year                                                    220        (5)       215
   Cash at end of year                                                          202        (8)       194

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

                Note 4.   Investments
                              .  Fixed maturity and equity
                                 securities
                              .  Other invested assets
                              .  Short-term investments
                              .  Net investment income
                              .  Net realized capital gains
                                 (losses)
                              .  Other-than-temporary
                                 impairments
                Note 5.   Lending Activities
                              .  Mortgage and other loans
                                 receivable - net of allowance
                Note 6.   Reinsurance
                              .  Reinsurance assets, net of
                                 allowance
                Note 7.   Derivatives and Hedge Accounting
                              .  Derivative assets and
                                 liabilities, at fair value
                Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements
                              .  Deferred policy acquisition
                                 costs
                              .  Amortization of deferred
                                 policy acquisition costs
                              .  Deferred sales inducements
                Note 10.  Insurance Liabilities
                              .  Future policy benefits
                              .  Policyholder contract deposits
                              .  Other policyholder funds
                Note 11.  Variable Life and Annuity Contracts
                Note 12.  Debt
                              .  Long-term debt
                Note 13.  Commitments and Contingencies
                              .  Legal contingencies
                Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

.. Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,457   1,225       --          --       2,684
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $92,544 $17,428    $(273)      $(298)   $149,754
                                                         ------- ------- -------    -----       -----    --------
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates, net                            --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ------- ------- -------    -----       -----    --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Revised)                                                      Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
---------------------------                              ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,372   1,802       --          --       3,176
Short-term investments                                       298     260      --       --          --         558
Other assets - Investment in AIG                               6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts                                 --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   125 $ 1,226    $  --       $  --    $  1,351
Notes payable - to affiliates, net                            --      --     514       --          --         514
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,747    $(198)      $ (14)   $  2,323
                                                         ======= ======= =======    =====       =====    ========

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2015 and 2014 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Consolidated Balance Sheets at December 31, 2015 and 2014:

                                                                                                                  Changes in
                                              Net                                                                 Unrealized
                                           Realized                                                                 Gains
                                              and                    Purchases,                                    (Losses)
                                          Unrealized                   Sales,                                    Included in
                                             Gains                   Issuances                                    Income on
                               Fair Value  (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                               Beginning  Included in Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)                   of Year     Income    Income (Loss)     Net         In        Out       Year         Year
-------------                  ---------- ----------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   951      $  (1)       $ (78)       $ 191      $   --    $   (70)  $   993        $ --
   Corporate debt                   959         10          (59)         (94)        735       (818)      733          --
   RMBS                           7,240        443         (206)        (244)         --         --     7,233          --
   CMBS                           1,294         68          (79)          45          --       (134)    1,194          --
   CDO/ABS                        3,575         84          (82)         593           7        (26)    4,151          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   14,019        604         (504)         491         742     (1,048)   14,304          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             275         20           --          432          --         --       727          10
   CMBS                              48         (1)          --            9           4         --        60          (1)
   CDO/ABS                        1,231        (24)          --         (161)         --         --     1,046         (55)
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,554         (5)          --          280           4         --     1,833         (46)
                                -------      -----        -----        -----      ------    -------   -------        ----
Equity securities available
  for sale:
   Common stock                       1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                  1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             1,802         94         (271)        (263)         17       (154)    1,225          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,376      $ 693        $(775)       $ 507      $  763    $(1,202)  $17,362        $(46)
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $(1,226)     $(336)       $  --        $(433)     $   --    $    --   $(1,995)       $ --
Notes payable - to
  affiliates, net                  (514)        18           --           22          --         --      (474)         --
Derivative assets, net:
   Equity contracts                  51         (5)          --            7          --         --        53           6
   Other contracts                    6         68           --          (69)         --         --         5          11
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        57         63           --          (62)         --         --        58          17
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $(1,683)     $(255)       $  --        $(473)     $   --    $    --   $(2,411)       $ 17
                                =======      =====        =====        =====      ======    =======   =======        ====
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754      $  (1)       $ 171        $ 183      $   --    $  (156)  $   951        $ --
   Corporate debt                   724          3           35         (236)        720       (287)      959          --
   RMBS                           6,587        422           78          197          11        (55)    7,240          --
   CMBS                           2,448         94           63          (69)         31     (1,273)    1,294          --
   CDO/ABS                        3,405         79           (2)         602         998     (1,507)    3,575          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   13,918        597          345          677       1,760     (3,278)   14,019          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             213         15           --           47          --         --       275          11
   CMBS                             126         (2)          --           (1)         --        (75)       48           1
   CDO/ABS                        1,031         56           --          144          --         --     1,231          29
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,370         69           --          190          --        (75)    1,554          41
                                -------      -----        -----        -----      ------    -------   -------        ----
   Common stock                      --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                 --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             2,310         20          (36)        (132)         49       (409)    1,802          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,598      $ 686        $ 309        $ 735      $1,810    $(3,762)  $17,376        $ 41
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $  (231)     $(944)       $  --        $ (51)     $   --    $    --   $(1,226)       $ --
Notes payable - to
  affiliates, net                  (211)       (13)          --         (290)         --         --      (514)         --
Derivative assets, net:
   Interest rate contracts            6          1           --           (7)         --         --        --          --
   Equity contracts                  47         14           --          (10)         --         --        51           9
   Other contracts                   10         58           --          (62)         --         --         6          56
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        63         73           --          (79)         --         --        57          65
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $  (379)     $(884)       $  --        $(420)     $   --    $    --   $(1,683)       $ 65
                                =======      =====        =====        =====      ======    =======   =======        ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2015
   Bonds available for sale              $--      $620     $ (16)   $ --  $ 604
   Other bond securities                  --        (3)       (2)     --     (5)
   Other invested assets                  --        36        58      --     94
   Policyholder contract deposits         --        --      (336)     --   (336)
   Notes payable - to affiliates, net     --        --        18      --     18
   Derivative assets, net                 68        --        (5)     --     63
                                         ---      ----     -----    ----  -----
December 31, 2014 (Revised)
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        32       (12)     --     20
   Policyholder contract deposits         --        --      (944)     --   (944)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets, net                 62        --        11      --     73

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --      $ 191
   Corporate debt                                                          90      (3)     --         (181)       (94)
   RMBS                                                                 1,104    (128)     --       (1,220)      (244)
   CMBS                                                                    93     (22)     --          (26)        45
   CDO/ABS                                                              1,422     (50)     --         (779)       593
                                                                       ------   -----     ---      -------      -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)       491
                                                                       ------   -----     ---      -------      -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)       432
   CMBS                                                                    23      --      --          (14)         9
   CDO/ABS                                                                 --     (65)     --          (96)      (161)
                                                                       ------   -----     ---      -------      -----
Total other bond securities                                               521     (65)     --         (176)       280
                                                                       ------   -----     ---      -------      -----
Equity securities available for sale:
   Common stock                                                            --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Total equity securities available for sale                                 --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Other invested assets                                                     266    (316)     --         (213)      (263)
                                                                       ------   -----     ---      -------      -----
Total assets                                                           $3,687   $(584)    $--      $(2,596)     $ 507
                                                                       ======   =====     ===      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6      $(433)
Notes payable - to affiliates, net                                         --      --      --           22         22
Derivative assets, net:
   Equity contracts                                                        19      --      --          (12)         7
   Other contracts                                                         --      --      --          (69)       (69)
                                                                       ------   -----     ---      -------      -----
Total derivative assets, net                                               19      --      --          (81)       (62)
                                                                       ------   -----     ---      -------      -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)     $(473)
                                                                       ======   =====     ===      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                             Issuances and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements      Net
-------------                                                         --------- -----  --------- ----------- -------------
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $  --     $    (2)      $ 183
   Corporate debt                                                          53      (3)      --        (286)       (236)
   RMBS                                                                 1,350    (105)      --      (1,048)        197
   CMBS                                                                   146    (100)      --        (115)        (69)
   CDO/ABS                                                              1,709     (38)      --      (1,069)        602
                                                                       ------   -----    -----     -------       -----
Total bonds available for sale                                          3,447    (250)      --      (2,520)        677
                                                                       ------   -----    -----     -------       -----
Other bond securities:
   RMBS                                                                    66      --       --         (19)         47
   CMBS                                                                    --      (5)      --           4          (1)
   CDO/ABS                                                                 --      --       --         144         144
                                                                       ------   -----    -----     -------       -----
Total other bond securities                                                66      (5)      --         129         190
                                                                       ------   -----    -----     -------       -----
Other invested assets                                                     242      --       --        (374)       (132)
                                                                       ------   -----    -----     -------       -----
Total assets                                                           $3,755   $(255)   $  --     $(2,765)      $ 735
                                                                       ======   =====    =====     =======       =====
Liabilities:
Policyholder contract deposits                                         $   --   $(173)   $  --     $   122       $ (51)
Notes payable - to affiliates, net                                         --      --     (290)         --        (290)
Derivative assets, net:
   Interest rate contracts                                                 --      --       --          (7)         (7)
   Equity contracts                                                        --      --       --         (10)        (10)
   Other contracts                                                         --      --       --         (62)        (62)
                                                                       ------   -----    -----     -------       -----
Total derivative assets, net                                               --      --       --         (79)        (79)
                                                                       ------   -----    -----     -------       -----
Total liabilities                                                      $   --   $(173)   $(290)    $    43       $(420)
                                                                       ======   =====    =====     =======       =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $14 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

Transfers of Level 3 Assets

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                               Fair Value at
                               December 31,
(in millions)                      2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                  ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions          $  966     Discounted cash flow                     Yield     4.31% - 5.11%(4.71%)
Corporate debt                       335     Discounted cash flow                     Yield     4.23% -11.00%(7.61%)
RMBS/(a)/                          7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08%(5.04%)
                                                                              Loss severity  49.30% - 79.54%(64.42%)
                                                                      Constant default rate     3.86% - 9.35%(6.60%)
                                                                                      Yield     3.44% - 6.06%(4.75%)
CMBS                               1,136     Discounted cash flow                     Yield    0.78% - 10.56%(5.67%)
CDO/ABS/(a)/                       1,279     Discounted cash flow                     Yield     3.38% - 4.94%(4.16%)
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB and GMAB                  $1,031     Discounted cash flow         Equity volatility          15.00% - 50.00%
                                                                            Base lapse rate           1.00% - 17.00%
                                                                         Dynamic lapse rate           0.20% - 25.50%
                                                                  Mortality multiplier/(c)/         82.52% - 104.27%
                                                                           Utilization rate           0.00% - 45.00%
                                                                     Equity / interest-rate
                                                                           correlation/(d)/          20.00% - 40.00%
   Index annuities                   624     Discounted cash flow                Lapse rate           0.75% - 66.00%
                                                                  Mortality multiplier/(c)/          50.00% - 75.00%
   Indexed life                      325     Discounted cash flow         Equity volatility          13.25% - 22.00%
                                                                            Base lapse rate           2.00% - 19.00%
                                                                             Mortality rate           0.00% - 40.00%
---------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Fair Value at
                                       December 31,
(in millions)                              2014      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                          ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states, municipalities
  and political subdivisions              $  923     Discounted cash flow                     Yield     3.96% - 4.61%(4.28%)
Corporate debt                               934     Discounted cash flow                     Yield        0% - 5.53%(2.80%)
RMBS/(a)/                                  7,295     Discounted cash flow  Constant prepayment rate     0.64% - 9.69%(5.16%)
                                                                                      Loss severity  47.82% - 79.71%(63.77%)
                                                                              Constant default rate     4.06% - 9.86%(6.96%)
                                                                                              Yield     3.22% - 6.46%(4.84%)
CMBS                                       1,280     Discounted cash flow                     Yield     0.13% - 9.61%(4.87%)
CDO/ABS/(a)/                               1,151     Discounted cash flow                     Yield     2.61% - 4.09%(3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities (Revised):
Embedded derivatives within
  Policyholder contract deposits:
   GMWB and GMAB                          $  706     Discounted cash flow         Equity volatility           6.00% - 39.00%
                                                                                    Base lapse rate           1.00% - 40.00%
                                                                                 Dynamic lapse rate           0.20% - 60.00%
                                                                                     Mortality rate           0.10% - 35.00%
                                                                                   Utilization rate           0.50% - 30.00%
   Index annuities                           250     Discounted cash flow            Mortality rate           0.10% - 35.00%
                                                                                         Lapse rate           1.00% - 40.00%
   Indexed life                              255     Discounted cash flow Equity implied volatility          10.00% - 25.00%
                                                                                    Base lapse rate           2.00% - 19.00%
                                                                                     Mortality rate           0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d)An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

    . Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB and GMAB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB and GMAB liabilities, net of related adjustments to DAC, by approximately $125 million at December 31, 2015, which was offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB and GMAB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB and GMAB fair value liabilities, net of related adjustments to DAC, by approximately $127 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

    . Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

    . Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

    . Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                        December 31, 2015           December 31, 2014
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                      $  480         $117         $  983         $155
   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                   56           27            100            5
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                        33            8             35            3
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                    44           20             78           28
   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                           23           11             11           35
                                                                       ------         ----         ------         ----
Total private equity funds                                                636          183          1,207          226
                                                                       ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         367           --            416           --
   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk        1,130           25            951            1
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                   392            8            413            3
   Emerging markets         Investments in the financial markets
                            of developing countries                        30           --             56           --
   Other                    Includes multi-strategy and other
                            strategies                                     97           --            119           --
                                                                       ------         ----         ------         ----
Total hedge funds                                                       2,016           33          1,955            4
                                                                       ------         ----         ------         ----
Total                                                                  $2,652         $216         $3,162         $230
                                                                       ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2015
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                 87%
   Between four and six years                                                           2
   Between seven and 10 years                                                          11
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments redeemable:
   Monthly                                                                              8%
   Quarterly                                                                           38
   Semi-annually                                                                        9
   Annually                                                                            45
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                December 31, 2015            December 31, 2014 (Revised)
                                        --------------------------------  --------------------------------
                                                   Outstanding                       Outstanding
                                                    Principal                         Principal
(in millions)                           Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates, net      $474       $939       $(465)      $514       $957       $(443)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

Years Ended December 31,                                      Gain (Loss)
------------------------                               ------------------------
(in millions)                                          2015    2014      2013
-------------                                          ----  --------- ---------
                                                             (Revised) (Revised)
Assets:
   Other bond securities - certain hybrid securities   $(19)   $368      $(58)
   Other invested assets                                 29     100       194
                                                       ----    ----      ----
Liabilities:
   Policyholder contract deposits                        (1)     15       (17)
   Notes payable - to affiliates, net                     5     (17)      (12)
                                                       ----    ----      ----
Total gain                                             $ 14    $466      $107
                                                       ====    ====      ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis          December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2015   2014  2013
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2015
       Other invested assets     $--     $--    $308   $308  $10     $2   $19

    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Other invested assets that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  Policyholder contract deposits associated with investment-type contracts:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                  Estimated Fair Value
                                            -------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3   Total   Value
-------------                               ------- ------- -------  ------- --------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867  $14,946 $14,598
   Other invested assets                       --       8        --        8       8
   Short-term investments                      --     225        --      225     225
   Cash                                       317      --        --      317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644   61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243      243     243
   Note payable - to third parties, net        --      --       405      405     406
                                             ----    ----   -------  ------- -------
December 31, 2014 (Revised)
Assets:
   Mortgage and other loans receivable       $ --    $ --   $12,718  $12,718 $11,911
   Other invested assets                       --      14        --       14      14
   Short-term investments                      --     823        --      823     823
   Cash                                       277      --       (14)     263     263
Liabilities:
   Policyholder contract deposits/(a)/         --     224    61,771   61,995  56,951
   Note payable - to affiliates, net/(b)/      --      --       140      140     144
   Note payable - to third parties, net        --      --       616      616     617
                                             ----    ----   -------  ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376    $   --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313         2
   Non-U.S. governments                                                  2,717       104       (184)      2,637        --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969       (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672       515
       CMBS                                                              4,581       350        (33)      4,898       185
       CDO/ABS                                                           6,150       145        (74)      6,221         8
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791       708
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086       690
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              2         1         --           3        --
   Preferred stock                                                          13         2         --          15        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  15         3         --          18        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (5)          7        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111    $  690
                                                                       =======    ======    =======    ========    ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $14.8 billion and $15.3 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                        Less than 12 Months    12 Months or More           Total
                                                       --------------------- --------------------- ---------------------
                                                                    Gross                 Gross                 Gross
                                                                  Unrealized            Unrealized            Unrealized
(in millions)                                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                          ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities    $    76     $    5     $   --     $   --    $    76     $    5
   Obligations of states, municipalities and
     political subdivisions                                 934         46         27          3        961         49
   Non-U.S. governments                                   1,241         87        325         97      1,566        184
   Corporate debt                                        20,782      1,493      3,027        885     23,809      2,378
   RMBS                                                   2,410         52      2,131        141      4,541        193
   CMBS                                                   1,126         31         28          2      1,154         33
   CDO/ABS                                                2,282         30        692         44      2,974         74
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                           28,851      1,744      6,230      1,172     35,081      2,916
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          3          5          3          5
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $28,851     $1,744     $6,233     $1,177    $35,084     $2,921
                                                        =======     ======     ======     ======    =======     ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities    $    --     $   --     $   24     $    1    $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                                  47          1        171          4        218          5
   Non-U.S. governments                                     357         14        607         48        964         62
   Corporate debt                                         5,476        247      6,447        395     11,923        642
   RMBS                                                   1,664         42      1,879        102      3,543        144
   CMBS                                                      53         --        331          9        384          9
   CDO/ABS                                                1,742         16        399         22      2,141         38
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                            9,339        320      9,858        581     19,197        901
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          6          6          6          6
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $ 9,339     $  320     $9,864     $  587    $19,203     $  907
                                                        =======     ======     ======     ======    =======     ======

At December 31, 2015, we held 5,086 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 885 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                       Available for Sale             Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2015
Due in one year or less                              $ 1,494         $ 1,518         $   117           $   114
Due after one year through five years                 14,751          15,573           2,280             2,146
Due after five years through ten years                20,359          20,418           9,066             8,397
Due after ten years                                   35,070          35,786          17,566            15,755
Mortgage-backed, asset-backed and collateralized      24,445          25,791           8,968             8,669
                                                     -------         -------         -------           -------
Total                                                $96,119         $99,086         $37,997           $35,081
                                                     =======         =======         =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $205     $206     $259     $49     $1,863    $76
Equity securities               2        1        5      --         28     --
                             ----     ----     ----     ---     ------    ---
Total                        $207     $207     $264     $49     $1,891    $76
                             ====     ====     ====     ===     ======    ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $16.7 billion, $6.1 billion and $22.5 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
U.S. government and government sponsored entities    $   --         -- %         $1,135          39%
Non-U.S. governments                                     39           1              --          --
Corporate debt                                        1,375          39              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 861          24             384          13
   CMBS                                                 193           6             153           5
   CDO/ABS                                            1,077          30           1,262          43
                                                     ------         ---          ------         ---
Total other bond securities                          $3,545         100%         $2,934         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                        December 31,
                                                      ----------------
          (in millions)                                2015    2014
          -------------                               ------ ---------
                                                             (Revised)
          Alternative investments/(a)/                $5,433  $6,678
          Investment real estate/(b)/                    246     202
          Federal Home Loan Bank (FHLB) common stock       8      14
                                                      ------  ------
          Total                                       $5,687  $6,894
                                                      ======  ======

(a)Includes primarily hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $158 million and $148 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $15 million and $26 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2015     2014      2013
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 7,323  $ 11,281  $  8,668
                 Total expenses       (1,427)   (1,831)   (1,428)
                                     -------  --------  --------
              Net income             $ 5,896  $  9,450  $  7,240
                                     =======  ========  ========

                                                 December 31,
                                              ------------------
              (in millions)                     2015      2014
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 76,483  $ 77,328
                 Total liabilities             (15,685)  (13,428)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2015 and 2014:

                                             2015                      2014
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $4,052      Various       $4,457      Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                              Years Ended December 31,
                                                             --------------------------
(in millions)                                                 2015     2014      2013
-------------                                                ------  --------- ---------
                                                                     (Revised) (Revised)
Fixed maturity securities, including short-term investments  $5,154   $5,686    $5,275
Equity securities                                                 2      (51)      (20)
Interest on mortgage and other loans                            706      645       626
Investment real estate                                           57       61        79
Alternative investments/*/                                      426      761       936
Other investments                                                (1)      70        55
                                                             ------   ------    ------
Total investment income                                       6,344    7,172     6,951
Investment expenses                                             226      247       242
                                                             ------   ------    ------
Net investment income                                        $6,118   $6,925    $6,709
                                                             ======   ======    ======

* Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                             -------------------------
        (in millions)                         2015    2014      2013
        -------------                        -----  --------- ---------
                                                    (Revised) (Revised)
        Sales of fixed maturity securities   $  (1)   $ 210    $1,787
        Sales of equity securities               1        5        28
        Mortgage and other loans               (50)     (46)      (57)
        Investment real estate                  (2)     116        73
        Alternative investments                 90       51         2
        Derivatives                            170     (430)      410
        Other                                  (37)     139       (34)
        Other-than-temporary impairments      (249)    (119)     (127)
                                             -----    -----    ------
        Net realized capital (losses) gains  $ (78)   $ (74)   $2,082
                                             =====    =====    ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2015     2014    2013
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,324   $1,585  $2,126
   Increases due to:
       Credit impairments on new securities subject to impairment losses                71       22      15
       Additional credit impairments on previously impaired securities                  32       40      31
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior intent or
         requirement to sell                                                          (114)    (153)   (184)
       Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                             1       --      --
       Accretion on securities previously impaired due to credit/*/                   (221)    (170)   (403)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,093   $1,324  $1,585
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $13,467
     Cash flows expected to be collected/*/                       10,987
     Recorded investment in acquired securities                    7,357

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Outstanding principal balance  $7,175 $6,934
                  Amortized cost                  5,208  5,020
                  Fair value                      5,508  5,473

The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
                                                                       2015         2014
                          (in millions)                             ----------   ----------
Balance, beginning of year                                          $    2,661   $    2,677
   Newly purchased PCI securities                                          404          545
   Disposals                                                               (13)          --
   Accretion                                                              (348)        (345)
   Effect of changes in interest rate indices                             (102)        (226)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                185           10
                                                                    ----------   ----------
Balance, end of year                                                $    2,787   $    2,661
                                                                    ==========   ==========

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Securities available for sale  $  978 $   --
                  Other securities                1,414  1,135

At December 31, 2015, amounts borrowed under repurchases and securities lending agreements totaled $2.4 billion.

The following table presents information about the collateral pledged and the remaining contractual maturity of the secured financing transactions:

                                      Remaining Contractual Maturity of the Agreements
                                      ---------------------------------------------
                                      Overnight                         Greater
December 31, 2015                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Other bond securities:
   Non U.S. government                   $--          $--      $   --   $   39  $   39
   Corporate debt                         --           33         325    1,017   1,375
                                         ---          ---      ------   ------  ------
Total repurchase agreements               --           33         325    1,056   1,414
                                         ---          ---      ------   ------  ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --           --          43       --      43
       Corporate debt                     --           --         765       --     765
       RMBS                               --           --          --      124     124
                                         ---          ---      ------   ------  ------
Total securities lending agreements       --           --         808      124     932
                                         ---          ---      ------   ------  ------
Total secured financing transactions     $--          $33      $1,133   $1,180  $2,346
                                         ===          ===      ======   ======  ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $56 million and $72 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $8 million and $14 million of stock in FHLBs at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $739 million and $330 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLBs.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                        ------------------
    (in millions)                                         2015      2014
    -------------                                       -------  ---------
                                                                  (Revised)
    Commercial mortgages/*/                             $11,306  $   9,540
    Residential mortgages                                 1,003        110
    Life insurance policy loans                           1,451      1,501
    Commercial loans, other loans and notes receivable      975        854
                                                        -------  ---------
    Total mortgage and other loans receivable            14,735     12,005
    Allowance for losses                                   (137)       (94)
                                                        -------  ---------
    Mortgage and other loans receivable, net            $14,598  $  11,911
                                                        =======  =========

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (21 percent and 13 percent, respectively, at December 31, 2015 and both 15 percent at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326  $816   $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --    --        93       1
   90 days or less delinquent                1         --       --      --       --       --     6         6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --    --        90       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326  $822   $11,306     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11  $  6   $    79       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
December 31, 2014
Credit Quality Indicator:
   In good standing                        610     $1,541   $3,164  $1,852   $  863   $1,057  $833   $ 9,310      97%
   Restructured/(a)/                         9         --      159      10       --       --    --       169       2
   90 days or less delinquent                3         --       --      --       --       --    --        --      --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --       --       --    --        61       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 625     $1,541   $3,384  $1,862   $  863   $1,057  $833   $ 9,540     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $    2   $   41  $   16   $    2   $    3  $  9   $    73       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.

(b)Does not reflect valuation allowances.

(c)Approximately 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We hold mortgages with a carrying value of $87 million and $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2015 and 2014, respectively.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $ 73     $21  $ 94     $106    $ 33  $139     $ 68    $ 87  $155
   Additions (reductions) to allowance        14      37    51      (17)     11    (6)      49      10    59
   Charge-offs, net of recoveries             (8)     --    (8)     (16)    (23)  (39)     (11)    (64)  (75)
                                            ----     ---  ----     ----    ----  ----     ----    ----  ----
Allowance, end of year                      $ 79     $58  $137     $ 73    $ 21  $ 94     $106    $ 33  $139
                                            ====     ===  ====     ====    ====  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2015     2014    2013
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $  100   $  104  $  137
      Impaired loans without valuation allowances     110       --      --
                                                   ------   ------  ------
         Total impaired loans                         210      104     137
      Valuation allowances on impaired loans           (4)     (26)    (56)
                                                   ------   ------  ------
         Impaired loans, net                       $  206   $   78  $   81
                                                   ======   ======  ======
      Interest income on impaired loans            $   11   $    5  $    7
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We held $30 million and $139 million of commercial mortgage loans that had been modified in a TDR at December 31, 2015 and 2014, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no allowance for credit losses at December 31, 2015 and $13 million of allowance for credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2015     2014    2013
                   -------------     ------   ------  ------
                   Direct premiums   $3,535   $2,561  $2,661
                   Assumed premiums      20       22      22
                   Ceded premiums      (927)    (917)   (900)
                                     ------   ------  ------
                   Net               $2,628   $1,666  $1,783
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $847 million, $641 million and $658 million during 2015, 2014 and 2013, respectively.

We manage the capital impact on our statutory reserve requirements of National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through an intercompany reinsurance agreement. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life provides for an experience refund of all profits, less a reinsurance risk charge. The most significant impact of the agreement on our results of operations during 2015, 2014 and 2013 was a pre-tax expense of approximately $89 million, $81 million and $73 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion and $1.0 billion at December 31, 2015 and 2014, respectively, of which approximately $871 million and $830 million at December 31, 2015 and 2014, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                                December 31, 2015                 December 31, 2014
                                                         -------------------------------   -------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                              Assets        Liabilities         Assets        Liabilities
                                                         ---------------  --------------   ---------------  --------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            -------- ------  --------  -----  -------- ------  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                               $   279  $  194  $   209   $  --  $   243  $  172   $   --   $  --
   Foreign exchange contracts                                781      93       45       7      182      11       99      29
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                22,489     714   21,762     267   24,499     398    2,848     224
   Foreign exchange contracts                              2,263     325    2,125     390    2,654     512    2,068     410
   Equity contracts                                        4,835     127    4,446      --    5,481     108    2,662      --
   Other contracts/(b)/                                   33,113      13       63       8   30,580      13       65       7
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Total derivatives, gross                                 $63,760   1,466  $28,650     672  $63,639   1,214   $7,742     670
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Counterparty netting/(c)/                                           (273)            (273)            (198)            (198)
Cash collateral/(d)/                                                (298)             (36)            (287)             (14)
                                                                  ------            -----           ------            -----
Total derivatives included in Other Assets and Other
  Liabilities, respectively /(e)/                                 $  895            $ 363           $  729            $ 458
                                                                  ======            =====           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.

(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)Represents cash collateral posted and received that is eligible for netting.

(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $2.0 billion and $1.3 billion, respectively, at December 31, 2015 and December 31, 2014.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        -----------------------
(in millions)                                                            2015    2014    2013
-------------                                                           -----   -----   ------
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $   7   $  (7)  $   (1)
   Foreign exchange contracts                                              17      (4)      --
                                                                        -----   -----   ------
Total                                                                   $  24   $ (11)  $   (1)
                                                                        =====   =====   ======
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $ 261   $ 511   $ (193)
   Foreign exchange contracts                                              64     (33)      --
   Equity contracts                                                      (116)   (238)    (447)
   Other contracts                                                         67      57       39
   Embedded derivatives                                                   (62)   (645)   1,042
                                                                        -----   -----   ------
Total                                                                   $ 214   $(348)  $  441
                                                                        =====   =====   ======
By classification:
   Policy fees                                                          $  68   $  62   $   --
   Net investment income                                                   --      --       39
   Net realized capital gains (losses)                                    170    (430)     410
   Policyholder benefits                                                    6      17       (5)
   Interest credited to policyholder account balances                      (6)     (8)      (4)
                                                                        -----   -----   ------
Total                                                                   $ 238   $(359)  $  440
                                                                        =====   =====   ======

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                               Years Ended December 31,
                                                                             ----------------------------
(in millions)                                                                 2015      2014       2013
-------------                                                                ------  ---------  ---------
                                                                                      (Revised)  (Revised)
Balance, beginning of year                                                   $5,339  $   5,312  $   4,425
   Acquisition costs deferred                                                   983        875        790
   Accretion of interest/amortization                                          (778)      (695)      (632)
   Effect of unlocking assumptions used in estimating future gross profits       36         96        105
   Effect of realized gains/loss on securities                                    1        (45)       (37)
   Effect of unrealized gains/loss on securities                                525       (204)       661
                                                                             ------  ---------  ---------
Balance, end of year                                                         $6,106  $   5,339  $   5,312
                                                                             ======  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  322   $  348  $  339
   Accretion of interest/amortization                                           (24)     (24)    (27)
   Effect of unlocking assumptions used in estimating future gross profits      (22)      13      10
   Effect of realized gains/loss on securities                                   --       (3)     (5)
   Effect of unrealized gains/loss on securities                                 19      (12)     31
                                                                             ------   ------  ------
Balance, end of year                                                         $  295   $  322  $  348
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $21 million, $20 million, $20 million and $19 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  442   $  502  $  354
   Acquisition costs deferred                                                    73       33      62
   Accretion of interest/amortization                                          (132)    (114)   (109)
   Effect of unlocking assumptions used in estimating future gross profits       53       60      65
   Effect of realized gains/loss on securities                                    4      (12)    (13)
   Effect of unrealized gains/loss on securities                                139      (27)    143
                                                                             ------   ------  ------
Balance, end of year                                                         $  579   $  442  $  502
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                           Securitization Affordable Housing
(in millions)                                 Vehicles       Partnerships    Total
-------------                              -------------- ------------------ ------
December 31, 2015
Assets:
   Bonds available for sale                    $6,124            $--         $6,124
   Other bond securities                          747             --            747
   Mortgage and other loans receivable          1,435             --          1,435
   Other/(a)/                                     429              6            435
                                               ------            ---         ------
Total assets/(b)/                              $8,735            $ 6         $8,741
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  617            $--         $  617
   Notes payable - to third parties, net          311             --            311
   Other/(c)/                                      20              3             23
                                               ------            ---         ------
Total liabilities/(d)/                         $  948            $ 3         $  951
                                               ======            ===         ======
December 31, 2014 (Revised)
Assets:
   Bonds available for sale                    $6,830            $--         $6,830
   Other bond securities                          777             --            777
   Mortgage and other loans receivable          1,753             --          1,753
   Other/(a)/                                     483              4            487
                                               ------            ---         ------
Total assets/(b)/                              $9,843            $ 4         $9,847
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  660            $--         $  660
   Notes payable - to third parties, net          488             --            488
   Other/(c)/                                       5              2              7
                                               ------            ---         ------
Total liabilities                              $1,153            $ 2         $1,155
                                               ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties, derivative liabilities and other liabilities, at both December 31, 2015 and 2014.
(d)Includes the effect of deconsolidating previously consolidated partnerships.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                     Maximum Exposure to Loss
                                                   -----------------------------
                                         Total VIE On-Balance Off-Balance
(in millions)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- ------
December 31, 2015
   Real estate and investment entities    $4,828     $  562       $65     $  627
   Affordable housing partnerships         4,279        547        --        547
                                          ------     ------       ---     ------
Total                                     $9,107     $1,109       $65     $1,174
                                          ======     ======       ===     ======
December 31, 2014 (Revised)
   Real estate and investment entities    $4,180     $  528       $85     $  613
   Affordable housing partnerships         4,540        707        --        707
                                          ------     ------       ---     ------
Total                                     $8,720     $1,235       $85     $1,320
                                          ======     ======       ===     ======

* At December 31, 2015 and 2014, $785 million and $845 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entities' economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 3.0 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

A loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million and $886 million in 2014 and 2013, respectively. No loss recognition was recorded in 2015 related to the utilization of capital loss carryforwards. We also recorded loss recognition expense of $28 million in 2015 and $87 million in 2014 to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2015 and 2.2 percent of gross premiums in 2015. Policyholder dividends were $22 million in 2015 and $28 million in both 2014 and 2013 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum accumulation benefits
(GMAB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2015    2014
                      -------------       ------- -------
                      Equity funds        $15,038 $14,844
                      Bond funds            4,069   4,380
                      Balanced funds       19,175  16,856
                      Money market funds      324     295
                                          ------- -------
                      Total               $38,606 $36,375
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2015          December 31, 2014
-                                         ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                                $29,404        $15,045        $25,715     $14,373
Net amount at risk                             1,213            939            586         496
Average attained age of contract holders          67             69             66          68
Range of guaranteed minimum return rates       0%-4%                         0%-5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                         Years Ended December 31,
                                        --------------------------
            (in millions)               2015     2014       2013
            -------------               ----  ---------  ---------
                                               (Revised)  (Revised)
            Balance, beginning of year  $363  $     361  $     390
               Reserve increase          150         65         26
               Benefits paid             (54)       (63)       (55)
                                        ----  ---------  ---------
            Balance, end of year        $459  $     363  $     361
                                        ====  =========  =========

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMWB and GMAB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and GMAB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The liabilities for GMWB and GMAB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $-1031.0 million and $-680.0 million at December 31, 2015 and 2014, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB and GMAB that totaled $32.8 billion and $30.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $520 million and $269 million at December 31, 2015 and 2014, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2015, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  ----------------------
(in millions)                                          Interest Rate(s) Date(s)      2015        2014
-------------                                          ---------------- ---------  --------   ---------
                                                                                              (Revised)
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                     0.00% - 6.51%      2041 $    143   $     144
   Notes payable of consolidated VIEs, at fair value     5.00% - 11.93% 2060-2061      474         514
   Intercompany loan facility                          LIBOR plus 0.15%      2016      100          --
                                                                                   --------   ---------
Total notes payable - to affiliates, net                                               717         658
                                                                                   --------   ---------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     1.33% - 5.60% 2018-2061      311         488
   FHLB borrowings                                                                      --          32
   Debt of consolidated investments                       5.77% - 7.68% 2016-2038       95          97
                                                                                   --------   ---------
Total notes payable - to third parties, net                                            406         617
                                                                                   --------   ---------
Total notes payable                                                               $  1,123   $   1,275
                                                                                   ========   =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2015                                             -----------------------------------
(in millions)                                          Total  2016 2017 2018 2019 2020 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  143 $ -- $--  $--  $--  $--    $  143
   Notes payable of consolidated VIEs, at fair value      474   --  --   --   --   --       474
   Intercompany loan facility                             100  100  --   --   --   --        --
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  717 $100 $--  $--  $--  $--    $  617
                                                       ------ ---- ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     311   --  --    3   --   --       308
   Debt of consolidated investments                        95   13  --   --   --   --        82
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to third parties, net               406   13  --    3   --   --       390
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable                                    $1,123 $113 $--  $ 3  $--  $--    $1,007
                                                       ====== ==== ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2015, we had $100 million outstanding under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2015:

                        (in millions)
                        -------------
                        2016                        $ 28
                        2017                          26
                        2018                          20
                        2019                          18
                        2020                          16
                        Remaining years after 2020    52
                                                    ----
                        Total                       $160
                                                    ====

Rent expense was $30 million, $29 million and $32 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $472 million at December 31, 2015.

Mortgage Loan Commitments

We have $984 million and $143 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $12 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                        December 31,
                                                                                     -----------------
(in millions)                                                                         2015      2014
-------------                                                                        ------  ---------
                                                                                              (Revised)
Unrealized appreciation of fixed maturity and equity securities, available for sale  $2,968  $   8,188
Net unrealized gains on other invested assets                                           549        832
Adjustments to DAC, VOBA and deferred sales inducements                                (500)    (1,183)
Shadow loss recognition                                                                 (18)      (872)
Foreign currency translation adjustments                                                 (3)        (4)
Deferred income tax                                                                    (663)    (1,026)
                                                                                     ------  ---------
Accumulated other comprehensive income                                               $2,333  $   5,935
                                                                                     ======  =========

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2013 (Revised)
Unrealized change arising during period          $ 461         $(6,597)       $ 885      $1,152       $ (9)    $(4,108)
Less: Reclassification adjustments included
  in net income                                     92           1,726           50        (886)        (5)        977
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              369          (8,323)         835       2,038         (4)     (5,085)
Less: Income tax expense (benefit)                 127          (3,024)         293         713         (1)     (1,892)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ 242         $(5,299)       $ 542      $1,325       $ (3)    $(3,193)
                                                 =====         =======        =====      ======       ====     =======
December 31, 2014 (Revised)
Unrealized change arising during period          $ 130         $ 4,261        $(183)     $ (963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)     $ (556)      $ (5)    $ 3,235
                                                 =====         =======        =====      ======       ====     =======
Year ended December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688      $  854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442      $  551       $ (2)    $(3,602)
                                                 =====         =======        =====      ======       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                     Amount Reclassified from
                                                       Accumulated Other
                                                     Comprehensive Income
                                                     -----------------------
                                                     December 31,
                                                     -----------------------  Affected Line Item in the
(in millions)                                         2015    2014     2013   Statements of Income
                                                     -----   -----   ------   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary credit
  impairments were recognized                        $  38   $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation (depreciation) of all other
  investments                                          (39)    163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                            5      60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                                 --    (101)    (886)  Policyholder benefits
Foreign currency translation adjustments                14      (9)      (5)
                                                     -----   -----   ------
   Total reclassifications for the period            $  18   $ 165   $  977
                                                     =====   =====   ======

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2015   2014   2013
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,413 $1,862 $3,431

 At December 31,
 Statutory capital and surplus                              8,894  9,167
 Aggregate minimum required statutory capital and surplus   2,134  2,184

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we adopted a permitted statutory accounting practice to report derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The initial adoption of the permitted practice resulted in a reduction to our statutory surplus of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $1.4 billion. Dividend payments in excess of positive retained earnings in 2013 and 2014 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

        Years Ended December 31,
        (in millions)                        2015     2014       2013
        -------------                       -----  ---------  ---------
                                                   (Revised)  (Revised)
        Current                             $ 549  $     401  $      81
        Deferred                             (111)       533       (368)
                                            -----  ---------  ---------
        Total income tax expense (benefit)  $ 438  $     934  $    (287)
                                            =====  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2015, 2014 and 2013. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2015     2014       2013
-------------                                                      ----  ---------  ---------
                                                                         (Revised)  (Revised)
U.S federal income tax expense at statutory rate                   $593  $   1,034  $   1,587
Adjustments:
   Reclassifications from accumulated other comprehensive income    (94)        19        (34)
   Dividends received deduction                                     (30)       (25)       (23)
   State income tax                                                  (5)        (1)        (6)
   Valuation allowance                                               --        (93)    (1,804)
   Other credits, taxes and settlements                             (26)        --         (7)
                                                                   ----  ---------  ---------
Total income tax expense (benefit)                                 $438  $     934  $    (287)
                                                                   ----  ---------  ---------

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2015      2014
-------------                                                              -------  ---------
                                                                                    (Revised)
Deferred tax assets:
   Losses and tax credit carryforwards                                     $   259  $     258
   Basis differences on investments                                          2,516      2,063
   Policy reserves                                                           1,765      1,855
                                                                           -------  ---------
Total deferred tax assets                                                    4,540      4,176
                                                                           -------  ---------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,021)    (1,669)
   Net unrealized gains on debt and equity securities available for sale    (1,057)    (2,438)
   State deferred tax liabilities                                              (18)       (30)
   Capitalized EDP                                                             (52)       (44)
   Other                                                                       (27)       (30)
                                                                           -------  ---------
Total deferred tax liabilities                                              (3,175)    (4,211)
                                                                           -------  ---------
Net deferred tax asset (liability) before valuation allowance                1,365        (35)
Valuation allowance                                                           (920)        --
                                                                           -------  ---------
Net deferred tax asset (liability)                                         $   445  $     (35)
                                                                           =======  =========

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2015                            Tax   Expiration
         (in millions)                     Gross Effected      Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $59    $ 21   2028 to 2032
         Foreign tax credit carryforwards    --      44   2016 to 2024
         Business credit carryforwards       --     194   2025 to 2034
                                                   ----
         Total carryforwards                       $259
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. For the year ended December 31, 2014, we recognized a decrease of $1.4 billion in the capital loss carryforward valuation allowance of which $93 million was allocated to income from continuing operations and $1.3 billion was allocated to other comprehensive income. Included in the $1.4 billion was a decrease in the capital loss carryforward valuation allowance of $187 million related to capital loss carryforward previously treated as expired that was restored and utilized in 2014.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           -----------------------
       (in millions)                                         2015         2014
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  27        $  36
          Increases in tax position for prior years            6           --
          Decreases in tax position for prior years           --           (9)
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  33        $  27
                                                           =====        =====

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $33 million and $27 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2015 and 2014, we had accrued liabilities of $7 million for the payment of interest (net of the federal benefit) and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

penalties. In 2015, 2014 and 2013, we recognized expense of $1 million, income of $10 million and expense of $6 million respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $315 million, $305 million and $297 million for such services in 2015, 2014 and 2013, respectively. Accounts payable for such services were $692 million and $240 million at December 31, 2015 and 2014, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $812 million, $813 million and $805 million for such services and rent in 2015, 2014 and 2013, respectively. Accounts receivable for rent and services were $457 million and $57 million at December 31, 2015 and 2014, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $50 million, $55 million and $50 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

See Note 9 for discussion of Selkirk transactions.

Lighthouse VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate, The Variable Annuity Life Insurance Company (VALIC), in exchange for other VALIC securities. During 2015, we transferred securities with a fair market value of $121 million to two of the CTFs, of which 20% were then transferred to the RSA of VALIC, and the remaining 80% of the securities were transferred to our RSA. The assets transferred to VALIC's RSA in 2015 and 2013 qualified for de-recognition treatment.

Ambrose Transactions

During 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities, and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs that we consolidate. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors. One of the Ambrose entities also issued notes to our affiliate, VALIC, as consideration for similar transferred financial assets.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $507 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

We had liabilities of $1.3 billion at both December 31, 2015 and 2014 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

AIG announced on January 26, 2016 that it has agreed to sell AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. The transaction is expected to close in the second quarter of 2016, subject to regulatory approvals. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated statements of income included total revenues of AIG Advisor Group of $1.4 billion in both 2015 and 2014, and $1.3 billion in 2013, and total expenses of AIG Advisor Group of $1.3 billion in both 2015 and 2014, and $1.2 billion in 2013.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:

      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.


(b)  Exhibits



(1)    Resolution Establishing Separate Account....................................................... 2
(2)    Custody Agreements............................................................................. Not Applicable
(3)    (a)  Distribution Contract..................................................................... 2
       (b)  Selling Agreement......................................................................... 19
(4)    Variable Annuity Contract
       (a)  AGL Variable Annuity Contract (AG-803 (7/13))............................................. 21
       (b)  AGL Contract Data Page (AG-803-C (12/14))................................................. 23
       (c)  AGL Nursing Home Waiver Rider (A-7036-RI)................................................. 20
       (d)  AGL Premium Plus Endorsement (ASE-6245 (12/08))........................................... 20
       (e)  AGL Return of Purchase Payment Death Benefit Endorsement
            (AGE-8027 (5/14))......................................................................... 21
       (f)  AGL Optional Endorsement (AGE-8033 (12/14))............................................... 23
       (g)  Extended Legacy Program Guide............................................................. 23
(5)    Application for Contract
       (a)  AGL Annuity Application (AGA-579-IO (5/14))............................................... 21
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991...................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................ 4
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005........... 11
(7)    Reinsurance Contract........................................................................... Not Applicable
(8)    Material Contracts
       (a)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement................................................................................. 15
       (b)  American Funds Insurance Series Fund Participation Agreement.............................. 13
       (c)  Amendment to American Funds Insurance Fund Participation Agreement........................ 21
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement................................................................... 12
       (e)  Anchor Series Trust Fund Participation Agreement.......................................... 17
       (f)  BlackRock Variable Series Funds, Inc. Amended and Restated Fund Participation Agreement... 18
       (g)  Amendment to BlackRock Variable Series Funds, Inc. Amended and Restated Fund
            Participation Agreement................................................................... 21
       (h)  Columbia Funds Variable Series Trust II Fund Participation Agreement...................... 16
       (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement......... 14
       (j)  Goldman Sachs Variable Insurance Trust Participation Agreement............................ 10
       (k)  Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement............... 21
       (l)  Ivy Funds Variable Insurance Portfolios Funds Participation Agreement..................... 21
       (m)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................ 9
       (n)  Neuberger Berman Advisers Management Trust Fund Participation Agreement................... 6
       (o)  Assignment and Modification Agreement to Neuberger Berman Advisers Management Trust
            Fund Participation Agreement.............................................................. 6
       (p)  Amendment to Neuberger Berman Advisers Management Trust Fund Participation
            Agreement................................................................................. 21
       (q)  PIMCO Variable Insurance Trust Fund Participation Agreement............................... 7
       (r)  Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement.................. 21
       (s)  Seasons Series Trust Fund Participation Agreement......................................... 17
       (t)  SunAmerica Series Trust Fund Participation Agreement...................................... 17
       (u)  The Universal Institutional Funds, Inc. Fund Participation Agreement...................... 3
       (v)  Amendment to The Universal Institutional Funds, Inc. Fund Participation Agreement......... 21



         (w)  VALIC Company I Participation Agreement......................................... 5
         (x)  Amendment to VALIC Company I Participation Agreement............................ 21
         (y)  Van Kampen Life Investment Trust Fund Participation Agreement................... 8
         (z)  Letters of Consent to the Assignment of the Fund Participation Agreement........ 19
(9)      Opinion of Counsel and Consent of Depositor.......................................... 21
(10)     Consent.............................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23............................................ Not Applicable
(12)     Initial Capitalization Agreement..................................................... Not Applicable
(13)     (a)  Power of Attorney -- American General Life Insurance Company Directors.......... 22

--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
  No. 60, File Nos. 033-43390 and 811-2411, filed on April 30, 1997, Accession No. 0000904456-97-000066.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  65, File Nos. 333-40637 and 811-2441, filed on February 12, 1998, Accession No. 0000904456-98-000032.

6 Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
  Registration Statement, File No. 333-89897, filed on January 21, 2000, Accession No. 0000899243-00-000089.

7 Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6
  Registration Statement, File No. 333-80191, filed on September 20, 2000, Accession No. 0000899243-00-002107.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

10 Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6
  Registration Statement, File No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

11 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

12 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-137867 and 811-03859, filed on April 26, 2007,
  Accession No. 0000950148-07-000100.

13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007,
  Accession No. 0000950148-07-000101.

14 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 6, File Nos. 333-137867 and 811-03859, filed on April 28, 2008,
  Accession No. 0000950148-08-000092.

15 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

16 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment
  No. 36, File Nos. 333-58234 and 811-03859, filed on May 1, 2011, Accession No. 0000950123-11-042326.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

18 Incorporated by reference to Form N-6 Initial Registration Statement, File
  No. 333-185761, filed on December 31, 2012, Accession No.
  0001193125-12-519304.

19 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

20 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

21 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.


22 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016.


23 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-198223 and 811-03859, filed April 30, 2015, Accession
  No. 0001193125-15-161094.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(4)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Jana W. Greer(2)                                   Director and President, Individual Retirement
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Jonathan J. Novak(1)                               Director and President, Institutional Markets
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Elias F. Habayeb(4)                                Director
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(4)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(4)                                 Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Sabyasachi Ray(9)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(2)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Sai P. Raman(5)                                    Senior Vice President, Institutional Markets
Craig A. Buck(8)                                   Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Justin J.W. Caulfield(4)                           Vice President and Treasurer
Charles E. Beam(3)                                 Vice President and Assistant Controller
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(2)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                              Vice President, Product Filing
Marla S. Campagna(6)                               Vice President
Mary M. Newitt(3)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(2)                              Vice President
Douglas S. Tymins(6)                               Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Assistant Life Controller
David J. Kumatz(3)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(3)                                 Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(7)                                    Investment Tax Officer




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Alireza Vaseghi(7)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067

(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897

(6)   777 S. Figueroa Street, Los Angeles, CA 90017

(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


(9)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2016, the number of Polaris Select Investor contracts funded by Variable Separate Account was 413, of which 111 were qualified contracts and 302 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT


Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          ASSISTANT LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 25, 2016
------------------------------                      Officer, and President
KEVIN T. HOGAN

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 25, 2016
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 25, 2016
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 25, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 25, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 25, 2016
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 25, 2016
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 25, 2016
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 25, 2016
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                           Senior Vice President and Life Controller         April 25, 2016
------------------------------
DON W. CUMMINGS

/s/  SARAH J. VANBECK                              Assistant Life Controller                 April 25, 2016
------------------------------
SARAH J. VANBECK

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 25, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent